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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240
(Address of principal executive offices)	(Zip code)

Paul Gallagher, Secretary of the registrant
777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant's telephone number, including area code: 202-962-4600

Date of fiscal year end:	12/31/06

Date of reporting period:	01/01/06 - 06/30/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 (Report to Shareholders): The semiannual report is set forth below.

SEMIANNUAL REPORT

June 30, 2006

VANTAGEPOINT FUNDS

TABLE OF CONTENTS

Letter from the President of The Vantagepoint Funds	1
Letter from Vantagepoint Investment Advisers, LLC	2
Vantagepoint Shareholder Expenses	6
Vantagepoint Funds Returns	8
Vantagepoint Funds Investment Objectives	10
Vantagepoint Funds Asset Allocations	18

Vantagepoint Funds

Statements of Assets and Liabilities	20
Statements of Operations	26
Statements of Changes in Net Assets	32
Financial Highlights	47
Notes to Financial Statements	79
Schedules of Investments	104

LETTER FROM THE PRESIDENT OF THE VANTAGEPOINT FUNDS

JOAN McCALLEN

President

Dear Shareholders:

The capital markets fluctuated during the first half of 2006 as rising interest rates, commodities prices, and geopolitical uncertainty created a challenging environment for investors. Despite a pullback in the second quarter, the first half of the year provided generally positive returns to investors.

Strength of corporate earnings combined with continued expansion led stocks generally higher in the first half of the year. With mixed results, the bond market remained resilient despite a two year inflation fighting campaign led by the Federal Reserve.

At The Vantagepoint Funds, we maintain a long-term focus that we believe is well suited to our investors who are building retirement security for themselves and their families. The current volatile markets point to the difficulty of trying to time the inevitable ups and downs of the capital markets.

Our team of investment professionals seeks out top-tier investment managers and strives to maintain the correct balance among their diverse investment styles. This approach endeavors to maximize investment performance at a reduced level of risk.

The Vantagepoint Funds continued to perform in line with expectations in this environment. (Past performance is not a guarantee of future returns.) A more detailed discussion of market conditions and the performance of The Vantagepoint Funds follows in this report.

We believe our investors also benefited from continuing enhancements to our products and services. Of particular note is the introduction of a no-fee IRA for investors who maintain a minimum balance in their IRA accounts.

As always, we remain dedicated to our public sector investors. We are committed to providing you with investments and top-quality services that meet your retirement goals.

Sincerely,

Joan McCallen

This information is being provided for educational purposes and is not intended to be construed as or relied upon as investment advice. Please consult the current Vantagepoint Funds’ prospectus carefully for a complete summary of all fees, expenses, charges, financial highlights, investment objectives, risks and performance information. Investors should consider the Funds’ investment objectives, risks, charges and expenses before investing or sending money. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing. The Vantagepoint Funds are distributed by ICMA-RC Services LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. For a current prospectus, contact ICMA-RC Services, LLC, 777 North Capitol Street NE, Washington, DC 20002-4240. 1-800-669-7400.

LETTER FROM VANTAGEPOINT INVESTMENT ADVISERS, LLC

Dear Shareholders:

Introduction

The first half of 2006 began much as 2005 ended with strong equity markets and a flat yield curve. Exuberance in equity markets continued through the first four months of the year, while longer-term bond investors saw prices fall as interest rates rose. In early May, investors reassessed their positions in the face of an increasingly uncertain inflation outlook. Investor preference shifted away from riskier assets to those offering perceived higher quality. Both the equity and fixed income markets witnessed the resultant changes to valuations across the capital markets. Despite the second quarter’s sharp pullback, year-to-date returns through the end of June for broad market indexes were mixed with positive returns primarily in short- and intermediate-term fixed income and most equity segments.

A sampling of market returns for the six months ended June 30, 2006:*

U.S. Economy Continues Expansion

The U.S. economy, as measured by Gross Domestic Product (GDP), continued to expand during the first half of the year. The unemployment rate remained near a five year low, ranging between 4.6% and 4.8%. However, higher interest rates appear to have muted consumer and capital spending as well as caused concern for the housing market’s short term outlook. Higher energy prices also weighed heavily on the economy and heightened inflation concerns.

*This information is being provided for educational purposes and should not be construed as or relied upon as investment advice or as a solicitation for a particular product or security. Performance reflected above represents past performance. The Lehman Brothers Aggregate Bond Index is an unmanaged index which consists of all investment-grade U.S. fixed income securities. The S&P 500 is an index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Russell 3000 Index measures performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. A fund’s portfolio may differ significantly from the securities held in the indexes. Indexes are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio. Investment returns and principal value of an investment in the funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future returns. Individuals are advised to consider any new investment strategies carefully prior to implementing. Please consult the current Vantagepoint Funds’ prospectus, which contains additional information on management fees, other fund expenses, and investment risks and objectives carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member NASD/SIPC. 1-800-669-7400

Incremental Interest Rate Hikes Continue

Inflation remained in the forefront of investors minds as the Federal Reserve raised the target Federal Funds rate by 0.25% four separate times during the first half of 2006. This measured approach by the Federal Reserve to dampen inflationary pressures began two years ago. The seventeenth consecutive 0.25% rate increase at the end of June brought this interest rate bellwether to 5.25%. Bond investors know that as interest rates go up, bond prices go down. Not surprisingly, bond returns during the first half of 2006 reflected this rising interest rate environment. Shorter-term bond funds posted gains; intermediate- and longer-term bond funds posted small losses. The yield curve at the end of June was virtually flat, with longer-term investors receiving no yield premium for assuming the risk of a longer-term investment.

Domestic Stocks Produce Diverse Returns

Stocks got off to a roaring start in 2006 recording strong gains during the first weeks of the year, especially among smaller capitalization issues. Strength in the equity markets continued through April with traditionally aggressive market segments benefiting most. In early May, a sharp sell-off began and lasted until late June. Investors risk preferences shifted quickly and some of the earlier run-up in the aggressive smaller capitalization growth oriented strategies dissipated and demand for conservative, larger capitalization focused strategies rose in May and June. A rally in late June muted earlier losses and the six month period ended with positive returns for all but larger capitalization growth oriented strategies.

International Stock Returns Strengthened by Weaker Dollar

In the first six months of 2006, international markets posted returns similar to those of U.S. domestic markets. International markets also faced similar economic conditions: an expanding economy weighed down by interest rate and inflation concerns. As in the U.S., riskier investments did well during the first months of the year and then retreated in May and June. Currency fluctuations during the period benefited investors with international exposure, illuminating the upside to relative currency value movements. In local currency terms, the bellwether MSCI EAFE returned 3.92% for the first half of the year; in U.S. dollar terms, however, the index returned 10.50%. Should the dollar begin to strengthen versus foreign currencies, the downside of currency risk could be as painful as the upside has been profitable.

Vantagepoint Fund Returns

The six-month returns for the actively-managed Vantagepoint Funds reflected the market dynamics described above:

Vantagepoint Actively Managed Funds
Total return for six months ending 6/30/2006
Money Market Fund	2.05%
Short-Term Bond Fund	1.02%
US Government Securities Fund	-0.24%
Asset Allocation Fund	2.93%
Equity Income Fund	5.30%
Growth & Income Fund	2.54%
Growth Fund	-0.23%
Aggressive Opportunities Fund	2.67%
International Fund	8.13%

The Vantagepoint Model Portfolio Funds also performed well, reinforcing our belief in the benefits of a diversified approach to investing. Each of the Model Portfolio Funds earned a positive return consistent with its particular investment objective and level of risk:

Vantagepoint Model Portfolio Funds
Total return for six months ending 6/30/2006
Model Portfolio Savings Oriented Fund	1.20%
Model Portfolio Conservative Growth Fund	1.51%
Model Portfolio Traditional Growth Fund	2.09%
Model Portfolio Long-Term Growth Fund	2.48%
Model Portfolio All-Equity Growth Fund	3.18%

The Vantagepoint Milestone Funds, the newest additions to The Vantagepoint Funds, also produced results in line with their asset allocation goals and market conditions. As with the Model Portfolio Funds, the Milestone Funds provide broad exposure to both stocks and bonds, but unlike the Model Portfolio Funds, the stock/bond allocations will become more conservative as their respective target year approaches.

Vantagepoint Milestone Funds
Total return for six months ending 6/30/2006
Milestone Retirement Income Fund	1.28%
Milestone 2010 Fund	1.65%
Milestone 2015 Fund	2.30%
Milestone 2020 Fund	2.76%
Milestone 2025 Fund	3.02%
Milestone 2030 Fund	3.38%
Milestone 2035 Fund	3.65%
Milestone 2040 Fund	3.65%

The Vantagepoint Index Funds continued to provide broad exposure to securities represented by their target indexes at relatively low cost:

Vantagepoint Index Funds
Total return for six months ending 6/30/2006
	Class I	Class II
Core Bond Index Fund	-0.98%	-0.88%
500 Stock Index Fund	2.43%	2.67%
Broad Market Index Fund	3.29%	3.37%
Mid/Small Company Index Fund	5.47%	5.57%
Overseas Equity Index Fund	9.77%	9.84%

VIA’s Oversight Results in Changes We Believe Are Enhancements to Funds

The first half of 2006 witnessed subadviser changes to the Vantagepoint International, Aggressive Opportunities and Growth Funds, along with a modest adjustment to the Vantagepoint Model Portfolio Funds’ target allocation.

In January, the International Fund added GlobeFlex Capital, LP and Walter Scott & Partners Limited to existing sub-advisers, Artisan Partners Limited Partnership and Capital Guardian Trust Company, providing wider exposure to the international markets within a complementary combination of proven investment success.

Also in January, the Aggressive Opportunities Fund experienced subadviser mandate and line-up changes designed to position the Fund for future growth opportunities. The Fund’s allocation to both non-U.S. stocks and to smaller-capitalization stocks declined as exposure to U.S. mid-capitalization stocks increased.

As a direct result of the change to the Aggressive Opportunities Fund’s non-U.S. exposure, the Model Portfolio Funds’ target allocations changed, reducing the Aggressive Opportunities Fund weighting and increasing the allocation to the International Fund. The reallocation served to maintain target non-U.S. exposure allocations for the Model Portfolio Funds.

In May, Vantagepoint’s longest-tenured subadviser, Fidelity Management & Research Company (“FMR”), was terminated from the Growth Fund due to the retirement of the portfolio manager, Neal Miller. The portion of the Growth Fund advised by FMR was reallocated among the Fund’s five other subadvisers.

Future Performance Is, As Always, Uncertain

One constant in investing is uncertainty. Some uncertainties are obvious – such as the direction of energy prices, inflation, and dollar strength. Others are more subtle or perplexing, such as the impact of unanticipated events or determining which trends will persist. Diversification and a long-term focus help to address these uncertainties.

Vantagepoint Investment Advisers, LLC manages its funds with the goal of producing above-average results over the longer-term, while seeking to maintain below average volatility over the shorter-term. Using independent third-party subadvisers to manage each fund’s assets provides the flexibility to always seek best-in-class managers through a disciplined approach. Investors can feel comfortable that The Vantagepoint Funds are managed with the ultimate goal in mind – investor success.

Sincerely,

Vantagepoint Investment Advisers, LLC

The information herein was obtained from various sources; we do not guarantee its accuracy or completeness. Neither the information nor any opinion expressed constitutes an offer, or an invitation to make an offer, to buy or sell any securities. This information is intended for educational purposes only and is not to be construed as investment advice. It does not have regard to the individual investment objectives, financial situation or the particular needs of any specific person who may receive this report. Investors should seek financial advice regarding the appropriateness of investing in any securities or using any investment strategies discussed or recommended here and should understand that statements regarding future prospects may not be realized. Investors should note that returns, if any, from investing in securities, will fluctuate and that each security price or value may rise or fall. Accordingly, investors may receive back less than originally invested. Past performance is not an indicator of future performance. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC and member NASD/SIPC. 1-800-669-7400.

Shareholder Expenses

As a shareholder of a Vantagepoint Fund, you incur ongoing expenses, such as advisory fees, investor services fees, fund services fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a fund and to compare these expenses with the ongoing expenses of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first section in the example below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section in the example below provides information about the hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Annualized Expense Ratio	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Annualized Expense Ratio	Expense Paid During Period*
$1,000.00	$1,020.50	0.66%	$3.31	Money Market **	$1,000.00	$1,021.50	0.66%	$3.31
$1,000.00	$1,010.20	0.65%	$3.24	Short-Term Bond	$1,000.00	$1,021.60	0.65%	$3.26
$1,000.00	$997.60	0.60%	$2.97	US Government Securities	$1,000.00	$1,021.80	0.60%	$3.01
$1,000.00	$1,029.30	0.75%	$3.77	Asset Allocation	$1,000.00	$1,021.10	0.75%	$3.76
$1,000.00	$1,053.00	0.89%	$4.53	Equity Income	$1,000.00	$1,020.40	0.89%	$4.46
$1,000.00	$1,025.40	0.82%	$4.12	Growth & Income	$1,000.00	$1,020.70	0.82%	$4.11
$1,000.00	$997.70	0.91%	$4.51	Growth	$1,000.00	$1,020.30	0.91%	$4.56
$1,000.00	$1,026.70	1.06%	$5.33	Aggressive Opportunities	$1,000.00	$1,019.50	1.06%	$5.31
$1,000.00	$1,081.30	1.11%	$5.73	International	$1,000.00	$1,019.30	1.11%	$5.56
$1,000.00	$990.20	0.44%	$2.17	Core Bond Index Class I	$1,000.00	$1,022.60	0.44%	$2.21
$1,000.00	$991.20	0.24%	$1.18	Core Bond Index Class II	$1,000.00	$1,023.60	0.24%	$1.20
$1,000.00	$1,024.30	0.46%	$2.31	500 Stock Index Class I	$1,000.00	$1,022.50	0.46%	$2.31
$1,000.00	$1,026.70	0.26%	$1.31	500 Stock Index Class II	$1,000.00	$1,023.50	0.26%	$1.30
$1,000.00	$1,032.90	0.44%	$2.22	Broad Market Index Class I	$1,000.00	$1,022.60	0.44%	$2.21
$1,000.00	$1,033.70	0.24%	$1.21	Broad Market Index Class II	$1,000.00	$1,023.60	0.24%	$1.20
$1,000.00	$1,054.70	0.51%	$2.60	Mid / Small Company Index Class I	$1,000.00	$1,022.30	0.51%	$2.56
$1,000.00	$1,055.70	0.31%	$1.58	Mid / Small Company Index Class II	$1,000.00	$1,023.30	0.31%	$1.56
$1,000.00	$1,097.70	0.71%	$3.69	Overseas Equity Index Class I	$1,000.00	$1,021.30	0.71%	$3.56
$1,000.00	$1,098.40	0.51%	$2.65	Overseas Equity Index Class II	$1,000.00	$1,022.30	0.51%	$2.56
$1,000.00	$1,012.00	0.80%	$3.99	Model Portfolio Savings Oriented**	$1,000.00	$1,020.80	0.80%	$4.01
$1,000.00	$1,015.10	0.85%	$4.25	Model Portfolio Conservative Growth**	$1,000.00	$1,020.60	0.85%	$4.26
$1,000.00	$1,020.90	0.93%	$4.66	Model Portfolio Traditional Growth**	$1,000.00	$1,020.20	0.93%	$4.66
$1,000.00	$1,024.80	0.99%	$4.97	Model Portfolio Long-Term Growth**	$1,000.00	$1,019.90	0.99%	$4.96
$1,000.00	$1,031.80	1.12%	$5.64	Model Portfolio All-Equity Growth**	$1,000.00	$1,019.20	1.12%	$5.61
$1,000.00	$1,012.80	0.80%	$3.99	Milestone Retirement Income**	$1,000.00	$1,020.80	0.80%	$4.01
$1,000.00	$1,016.50	0.86%	$4.30	Milestone 2010**	$1,000.00	$1,020.50	0.86%	$4.31
$1,000.00	$1,023.00	0.89%	$4.46	Milestone 2015**	$1,000.00	$1,020.40	0.89%	$4.46
$1,000.00	$1,027.60	0.91%	$4.57	Milestone 2020**	$1,000.00	$1,020.30	0.91%	$4.56
$1,000.00	$1,030.20	0.93%	$4.68	Milestone 2025**	$1,000.00	$1,020.20	0.93%	$4.66
$1,000.00	$1,033.80	0.95%	$4.79	Milestone 2030**	$1,000.00	$1,020.10	0.95%	$4.76

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Annualized Expense Ratio	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Annualized Expense Ratio	Expense Paid During Period*
$1,000.00	$1,036.50	0.97%	$4.90	Milestone 2035**	$1,000.00	$1,020.00	0.97%	$4.86
$1,000.00	$1,036.50	0.97%	$4.90	Milestone 2040**	$1,000.00	$1,020.00	0.97%	$4.86

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year divided by total number of days in fiscal year e.g. 181/365] (to reflect the one-half year period).

**	This fund invests in one or more other mutual funds. The annualized expense ratio includes this fund’s proportionate share of the expense ratio of such other mutual fund(s).

Vantagepoint Funds Returns

As of June 30, 2006

	Year-to-date through 6/30/06	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Actively Managed Funds

Money Market Fund[1]	2.05%	3.69%	1.94%	1.76%	-	2.88%	3/99
Short-Term Bond Fund	1.02%	1.53%	2.51%	3.19%	-	3.44%	12/00
US Government Securities Fund	-0.24%	-0.50%	0.60%	3.59%	5.16%	-	7/92
Asset Allocation Fund	2.93%	8.49%	10.44%	4.62%	7.91%	-	12/74
Equity Income Fund	5.30%	9.17%	14.71%	7.16%	10.76%	-	4/94
Growth & Income Fund	2.54%	9.47%	10.88%	3.07%	-	8.65%	10/98
Growth Fund	-0.23%	9.36%	7.75%	0.01%	6.92%	-	4/83
Aggressive Opportunities Fund	2.67%	12.48%	18.01%	0.86%	7.69%	-	10/94
International Fund	8.13%	29.08%	21.50%	8.06%	5.90%	-	10/94

Index Funds

Core Bond Index Fund (Class I)	-0.98%	-1.30%	1.62%	4.64%	-	5.55%	6/97
Core Bond Index Fund (Class II)	-0.88%	-1.10%	1.81%	4.85%	-	5.75%	6/97
500 Stock Index Fund (Class I)	2.43%	8.10%	10.74%	2.04%	-	5.74%	6/97
500 Stock Index Fund (Class II)	2.67%	8.43%	10.95%	2.24%	-	5.95%	6/97
Broad Market Index Fund (Class I)	3.29%	9.50%	12.54%	3.45%	8.01%	-	10/94
Broad Market Index Fund (Class II)	3.37%	9.73%	12.79%	3.67%	8.23%	-	10/94
Mid/Small Company Index Fund (Class I)	5.47%	13.65%	18.41%	8.23%	-	8.21%	6/97
Mid/Small Company Index Fund (Class II)	5.57%	13.84%	18.64%	8.44%	-	8.42%	6/97
Overseas Equity Index Fund (Class I)	9.77%	26.10%	23.11%	9.29%	-	5.49%	6/97
Overseas Equity Index Fund (Class II)	9.84%	26.25%	23.43%	9.56%	-	5.71%	6/97

Model Portfolio Funds[2]

Model Portfolio Savings Oriented Fund	1.20%	3.14%	5.08%	3.90%	5.81%	-	2/95
Model Portfolio Conservative Growth Fund	1.51%	5.15%	6.75%	3.84%	6.54%	-	4/96
Model Portfolio Traditional Growth Fund	2.09%	7.81%	9.00%	3.78%	7.26%	-	4/96
Model Portfolio Long-Term Growth Fund	2.48%	10.01%	11.23%	3.79%	7.96%	-	4/96
Model Portfolio All-Equity Growth Fund	3.18%	12.95%	13.57%	3.20%	-	0.98%	10/00

Vantagepoint Funds Returns

As of June 30, 2006

	Year-to-date through 6/30/06	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Milestone Funds[2]

Milestone Retirement Income Fund	1.28%	3.58%	-	-	-	3.13%	01/05
Milestone 2010 Fund	1.65%	5.85%	-	-	-	4.22%	01/05
Milestone 2015 Fund	2.30%	8.15%	-	-	-	5.52%	01/05
Milestone 2020 Fund	2.76%	9.31%	-	-	-	6.20%	01/05
Milestone 2025 Fund	3.02%	10.53%	-	-	-	6.85%	01/05
Milestone 2030 Fund	3.38%	11.66%	-	-	-	7.43%	01/05
Milestone 2035 Fund	3.65%	12.52%	-	-	-	7.92%	01/05
Milestone 2040 Fund	3.65%	12.54%	-	-	-	7.93%	01/05

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 for Actively Managed and Class I shares of the Index Funds represents performance of the Funds prior to SEC registrations. The same is true for Class II shares of the Index Funds prior to April 5, 1999 and for the Model Portfolio Funds prior to December 4, 2000. For periods prior to March 1, 1999, the performance shown is of a commingled fund that had the same investment objectives and policies of each respective fund. This past performance was adjusted at a fund’s inception to reflect expenses of a fund. The commingled funds were not registered mutual funds and therefore were not subject to the same investment and tax restrictions as a registered fund. If the commingled funds had been subject to such restrictions, performance may have been lower. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, member NASD/SIPC. For a current prospectus and for performance data current to the most recent month end, contact ICMA-RC Services LLC by calling 1-800-669-7400, or by visiting icmarc.org.

1

Investments in the Vantagepoint Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance of the Vantagepoint Money Market Fund is dependent upon the performance of the underlying fund in which it invests.

2	Performance of the Model Portfolio and Milestone Funds is dependent upon the performance of the underlying funds in which each Model Portfolio and Milestone Fund invests.

Vantagepoint Funds Investment Objectives

(Fund ticker symbols are included in parentheses after Fund names.)

Actively Managed Funds

Money Market Fund[1] (VAMXX)	Year of Inception: 1999	Total Net Assets: $179 million

Investment Objective:

To seek maximum current income, consistent with maintaining liquidity and a stable share price of $1.00. The fund invests substantially all of its assets in the AIM Short- Term Investments Trust Liquid Assets Portfolio[2]

Market Index:	30-Day Treasury Bill
MFR Prime Retail Average

Short-Term Bond Fund (VPIPX)	Year of Inception: 2000	Total Net Assets: $560 million

Investment Objective:	To seek total return that is consistent with preservation of capital

Investment Subadvisers:	Payden & Rygel
STW Fixed Income Management Ltd.

Market Index:	Merrill Lynch 1-3 Year Government/Corporate Index

Peer Group:	Morningstar Short-Term Bond Funds Average

US Government Securities Fund (VPTSX)	Year of Inception: 1992	Total Net Assets: $140 million

Investment Objective:	To offer current income

Investment Subadviser:	Mellon Capital Management Corporation

Market Index:	Lehman Brothers Intermediate Government Bond Index

Peer Group:	Morningstar Intermediate Government Funds Average

Asset Allocation Fund (VPAAX)	Year of Inception: 1974	Total Net Assets: $721 million

Investment Objective:	To offer long-term capital growth at a lower level of risk than an all-equity portfolio

Investment Subadviser:	Mellon Capital Management Corporation

Market Index:	65% S&P 500 Index, 25% Lehman Long-Term Treasury Index, 10% 91-Day T-Bill

Peer Group:	Morningstar Moderate Allocation Funds Average
1

Investments in the Vantagepoint Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2	The AIM Short-Term Investments Trust Liquid Assets Portfolio is a registered money market fund that invests in high-quality, short-term money market instruments and is advised by AIM Advisors, Inc.

Equity Income Fund (VPEIX)	Year of Inception: 1994	Total Net Assets: $1,283 million

Investment Objective:	To offer long-term capital growth with consistency derived from dividend yield

Investment Subadvisers:	Barrow, Hanley, Mewhinney, & Strauss, Inc.
Southeastern Asset Management, Inc.
T. Rowe Price Associates, Inc.

Market Index:	Russell 1000 Value Index

Peer Group:	Morningstar Large Value Funds Average

Growth & Income Fund (VPGIX)	Year of Inception: 1998	Total Net Assets: $1,041 million

Investment Objective:	To offer long-term capital growth and current income

Investment Subadvisers:	Capital Guardian Trust Company
T. Rowe Price Associates, Inc.
Wellington Management Company, LLP

Market Index:	S&P 500 Index

Peer Group:	Morningstar Large Blend Funds Average

Growth Fund (VPGRX)	Year of Inception: 1983	Total Net Assets: $2,677 million

Investment Objective:	To offer long-term capital growth

Investment Subadvisers:	Goldman Sachs Asset Management, L.P.
Legg Mason Capital Management, Inc.
Peregrine Capital Management, Inc.
Tukman Capital Management, Inc.
Westfield Capital Management Company, LLC

Market Index:	Russell 1000 Growth Index

Peer Group:	Morningstar Large Growth Funds Average

Aggressive Opportunities Fund (VPAOX)	Year of Inception: 1994	Total Net Assets: $1,279 million

Investment Objective:	To offer high long-term capital appreciation

Investment Subadvisers:	Legg Mason Capital Management, Inc.
Southeastern Asset Management, Inc.
T. Rowe Price Associates, Inc.
TimesSquare Capital Management, LLC

Market Index:	Russell MidCap Growth Index

Peer Group:	Morningstar Mid-Cap Growth Funds Average

International Fund (VPINX)	Year of Inception: 1994	Total Net Assets: $923 million

Investment Objective:	To offer long-term capital growth and diversification by country

Investment Subadvisers:	Artisan Partners Limited Partnership
Capital Guardian Trust Company
GlobeFlex Capital, L.P.
Walter Scott & Partners, Limited

Market Index:	Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index

Peer Group:	Morningstar Foreign Large Blend Funds Average

Index Funds

The Vantagepoint Index Funds are designed to approximate the investment characteristics and performance of their respective specified benchmarks. Mellon Capital Management Corporation is the subadviser for these funds.

(Class I and II ticker symbols are listed.)

Core Bond Index Fund (VPCIX/VPCDX)	Year of Inception: 1997	Total Net Assets: $1,066 million

Investment Objective:	To offer current income by approximating the performance of the Lehman Brothers Aggregate Bond Index

Market Index:	Lehman Brothers Aggregate Bond Index

500 Stock Index Fund (VPFIX/VPSKX)	Year of Inception: 1997	Total Net Assets: $352 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the S&P 500 Index

Market Index:	S&P 500 Index

Broad Market Index Fund (VPMIX/VPBMX)	Year of Inception: 1994	Total Net Assets: $603 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the Dow Jones Wilshire 5000 Composite Index

Market Index:	Dow Jones Wilshire 5000 Composite Index

Mid/Small Company Index Fund (VPSIX/VPMSX)	Year of Inception: 1997	Total Net Assets: $180 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the Dow Jones Wilshire 4500 Completion Index

Market Index:	Dow Jones Wilshire 4500 Completion Index

Overseas Equity Index Fund (VPOIX/VPOEX)	Year of Inception: 1997	Total Net Assets: $112 million

Investment Objective:	To offer long-term capital growth and diversification by approximating the performance of the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Free Index

Market Index:	MSCI EAFE Free Index

Model Portfolio Funds

Model Portfolio Savings Oriented Fund (VPSOX)	Year of Inception: 1995	Total Net Assets: $278 million

Investment Objective:	To offer capital preservation, reasonable current income, and some capital growth, while seeking to limit risk

Target Allocation:	Fixed Income
35.00% Vantagepoint Short-Term Bond Fund
30.00% Vantagepoint Core Bond Index Fund
10.00% Vantagepoint US Government Securities Fund

Equity
10.00% Vantagepoint Equity Income Fund
10.00% Vantagepoint Growth & Income Fund
5.00% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

35% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 10% Lehman Brothers Intermediate Government Bond Index, 30% Lehman Brothers Aggregate Bond Index, 10% Russell 1000 Value Index, 10% S&P 500 Index, and 5% MSCI EAFE Index

Model Portfolio Conservative Growth Fund (VPCGX)	Year of Inception: 1996	Total Net Assets: $517 million

Investment Objective:	To offer reasonable current income and capital preservation, with modest potential for capital growth

Target Allocation:	Fixed Income
30.00% Vantagepoint Short-Term Bond Fund
30.00% Vantagepoint Core Bond Index Fund

Equity
9.50% Vantagepoint Equity Income Fund
9.50% Vantagepoint Growth & Income Fund
7.50% Vantagepoint Growth Fund
5.00% Vantagepoint Aggressive Opportunities Fund
8.50% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

30% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 30% Lehman Brothers Aggregate Bond Index, 9.5% Russell 1000 Value Index, 9.5% S&P 500 Index, 7.5% Russell 1000 Growth Index, 5% Russell Midcap Growth Index, and 8.5% MSCI EAFE Index

Model Portfolio Traditional Growth Fund (VPTGX)	Year of Inception: 1996	Total Net Assets: $1,205 million

Investment Objective:		To offer moderate capital growth and reasonable current income

Target Allocation:		Fixed Income
20.00% Vantagepoint Short-Term Bond Fund
20.00% Vantagepoint Core Bond Index Fund

Equity
9.00% Vantagepoint Equity Income Fund
14.00% Vantagepoint Growth & Income Fund
14.00% Vantagepoint Growth Fund
10.00% Vantagepoint Aggressive Opportunities Fund
13.00% Vantagepoint International Fund

Market Indexes:		S&P 500 Index

Lehman Brothers Aggregate Bond Index

20% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 20% Lehman Brothers Aggregate Bond Index, 9% Russell 1000 Value Index, 14% S&P 500 ndex, 14% Russell 1000 Growth Index, 10% Russell MidCap Growth Index, and 13% MSCI EAFE Index

Model Portfolio Long-Term Growth Fund (VPLGX)	Year of Inception: 1996	Total Net Assets: $1,295 million

Investment Objective:		To offer high long-term capital growth and modest current income

Target Allocation:		Fixed Income
20.00% Vantagepoint Core Bond Index Fund

Equity
11.50% Vantagepoint Equity Income Fund
18.50% Vantagepoint Growth & Income Fund
18.50% Vantagepoint Growth Fund
15.00% Vantagepoint Aggressive Opportunities Fund
16.50% Vantagepoint International Fund

Market Indexes:		S&P 500 Index

Lehman Brothers Aggregate Bond Index

20% Lehman Brothers Aggregate Bond Index, 11.5% Russell 1000 Value Index, 18.5% S&P 500 Index, 18.5% Russell 1000 Growth Index, 15% Russell MidCap Growth Index, and 16.5% MSCI EAFE Index

Model Portfolio All-Equity Growth Fund (VPAGX)	Year of Inception: 2000	Total Net Assets: $378 million

Investment Objective:		To offer high long-term capital growth

Target Allocation:		Equity
13.00% Vantagepoint Equity Income Fund
18.00% Vantagepoint Growth & Income Fund
28.00% Vantagepoint Growth Fund
20.00% Vantagepoint Aggressive Opportunities Fund
21.00% Vantagepoint International Fund

Market Indexes:		S&P 500 Index

MSCI EAFE Index

13% Russell 1000 Value Index, 18% S&P 500 Index, 28% Russell 1000 Growth Index, 20% Russell MidCap Growth Index, and 21% MSCI EAFE Index

Vantagepoint Milestone Funds

Milestone Retirement Income Fund (VPRRX)	Year of Inception: 2005	Total Net Assets: $17 million

Investment Objective:	To offer current income and opportunities for capital growth that have limited risk

Target Allocation:	Fixed Income
35.00% Vantagepoint Short-Term Bond Fund
35.00% Vantagepoint Core Bond Index Fund

Equity
10.00% Vantagepoint Equity Income Fund
15.00% Vantagepoint Growth & Income Fund
5.00% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

35% Merrill Lynch 1-3 Year Gov’t/Corp. Index, 35% Lehman Bros. Aggregate Bond Index, 10% Russell 1000 Value Index, 15% S&P 500 Index, and 5% MSCI EAFE Index

Milestone 2010 Fund (VPRQX)	Year of Inception: 2005	Total Net Assets: $35 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Target Allocation:	Fixed Income
23.00% Vantagepoint Short-Term Bond Fund
31.00% Vantagepoint Core Bond Index Fund

Equity
10.00% Vantagepoint Equity Income Fund
24.60% Vantagepoint Growth & Income Fund
4.00% Vantagepoint Growth Fund
7.40% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

23% Merrill Lynch 1-3 Year Gov’t/Corp. Index, 31% Lehman Bros. Aggregate Bond Index, 10% Russell 1000 Value Index, 24.60% S&P 500 Index, 4% Russell 1000 Growth Index, and 7.40% MSCI EAFE Index

Milestone 2015 Fund (VPRPX)	Year of Inception: 2005	Total Net Assets: $59 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Target Allocation:	Fixed Income
12.00% Vantagepoint Short-Term Bond Fund
26.00% Vantagepoint Core Bond Index Fund

Equity
9.20% Vantagepoint Equity Income Fund
30.20% Vantagepoint Growth & Income Fund
5.80% Vantagepoint Growth Fund
5.60% Vantagepoint Mid/Small Company Index Fund
11.20% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

12% Merrill Lynch 1-3 Year Gov’t/Corp. Index, 26% Lehman Bros. Aggregate Bond Index, 9.20% Russell 1000 Value Index, 30.20% S&P 500 Index, 5.80% Russell 1000 Growth Index, 5.60% Dow Jones Wilshire 4500 Completion Index, and 11.20% MSCI EAFE Index

Milestone 2020 Fund (VPROX)	Year of Inception: 2005	Total Net Assets: $42 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Target Allocation:	Fixed Income
6.00% Vantagepoint Short-Term Bond Fund
23.00% Vantagepoint Core Bond Index Fund

Equity
9.00% Vantagepoint Equity Income Fund
33.40% Vantagepoint Growth & Income Fund
6.40% Vantagepoint Growth Fund
8.60% Vantagepoint Mid/Small Company Index Fund
13.60% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

6% Merrill Lynch 1-3 Year Gov’t/Corp. Index, 23% Lehman Bros. Aggregate Bond

Index, 9% Russell 1000 Value Index, 33.40% S&P 500 Index, 6.40% Russell 1000

Growth Index, 8.60% Dow Jones Wilshire 4500 Completion Index,

and 13.60% MSCI EAFE Index

Milestone 2025 Fund (VPRNX)	Year of Inception: 2005	Total Net Assets: $32 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Target Allocation:	Fixed Income
1.00% Vantagepoint Short-Term Bond Fund
20.50% Vantagepoint Core Bond Index Fund

Equity
9.00% Vantagepoint Equity Income Fund
36.40% Vantagepoint Growth & Income Fund
6.90% Vantagepoint Growth Fund
10.60% Vantagepoint Mid/Small Company Index Fund
15.60% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

1.00% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 20.50% Lehman Bros. Aggregate Bond Index, 9% Russell 1000 Value Index, 36.40% S&P 500 Index, 6.90% Russell 1000 Growth Index, 10.60% Dow Jones Wilshire 4500 Completion Index, and 15.60% MSCI EAFE Index

Milestone 2030 Fund (VPRMX)	Year of Inception: 2005	Total Net Assets: $17 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Target Allocation:	Fixed Income
16.00% Vantagepoint Core Bond Index Fund

Equity
8.20% Vantagepoint Equity Income Fund
38.20% Vantagepoint Growth & Income Fund
7.40% Vantagepoint Growth Fund
12.60% Vantagepoint Mid/Small Company Index Fund
17.60% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

16.00% Lehman Bros. Aggregate Bond Index, 8.20% Russell 1000 Value Index, 38.20% S&P 500 Index, 7.40% Russell 1000 Growth Index, 12.60% Dow Jones Wilshire 4500 Completion Index, and 17.60% MSCI EAFE Index

Milestone 2035 Fund (VPRLX)	Year of Inception: 2005	Total Net Assets: $11 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Target Allocation:	Fixed Income
11.00% Vantagepoint Core Bond Index Fund

Equity
7.20% Vantagepoint Equity Income Fund
39.70% Vantagepoint Growth & Income Fund
7.90% Vantagepoint Growth Fund
14.60% Vantagepoint Mid/Small Company Index Fund
19.60% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

11.00% Lehman Bros. Aggregate Bond Index, 7.20% Russell 1000 Value Index, 39.70% S&P 500 Index, 7.90% Russell 1000 Growth Index, 14.60% Dow Jones Wilshire 4500 Completion Index Index, and 19.60% MSCI EAFE Index

Milestone 2040 Fund (VPRKX)	Year of Inception: 2005	Total Net Assets: $6 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation

Target Allocation:	Fixed Income
10.00% Vantagepoint Core Bond Index Fund

Equity
7.00% Vantagepoint Equity Income Fund
40.00% Vantagepoint Growth & Income Fund
8.00% Vantagepoint Growth Fund
15.00% Vantagepoint Mid/Small Company Index Fund
20.00% Vantagepoint International Fund

Market Indexes:	S&P 500 Index

Lehman Brothers Aggregate Bond Index

10.00% Lehman Bros. Aggregate Bond Index, 7.00% Russell 1000 Value Index, 40.00% S&P 500 Index, 8.00% Russell 1000 Growth Index, 15.00% Dow Jones Wilshire 4500 Completion Index, and 20.00% MSCI EAFE Index

The following describes the market indexes noted:

S&P 500 Index — consists of 500 companies representing larger capitalization stocks traded in the U.S.

Dow Jones Wilshire 5000 Composite Index — consists of common equity securities of companies domiciled in the U.S. for which daily pricing is available; a broad measure of the U.S. equity market. Dow Jones Wilshire 4500 Completion Index — consists of all stocks in the Wilshire 5000 except for those included in the S&P 500 Index; represents mid- and small-capitalization companies. Merrill Lynch 1-3 Year Government/Corporate Bond Index — tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index (“EAFE Index”) — consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Free Index (“EAFE Free Index”) — is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada. Lehman Brothers Aggregate Bond Index — consists of investment-grade U.S. fixed income securities.

Lehman Brothers Intermediate Government Bond Index — consists of intermediate U.S. Government securities.

Lehman Brothers Long-Term Treasury Bond Index — consists of all Treasury obligations with maturities of 10 years or greater.

Russell 1000 Value Index — consists of a subset of the Russell 1000 Index that includes stocks with lower price-to-book ratios and lower forecasted growth values.

Russell 1000 Growth Index — consists of a subset of the Russell 1000 Index that includes stocks with higher price-to-book ratios and higher forecasted growth values.

Russell MidCap Growth Index — consists of a subset of the Russell MidCap Index that includes companies with higher price-to-book ratios and higher forecasted growth values.

Vantagepoint Funds Asset Allocations (percentages of total assets)

Fund Name	Repurchase Agreements	Certificates of Deposit	Time Deposits	Variable Rate Securities	Commercial Paper	Medium Term Notes	Funding Agreements	Asset Backed Securities
Vantagepoint Money Market Fund	28.1	12.4	26.6	8.6	13.1	5.5	2.3	3.4

	Software	Hardware	Media	Telecomm	Healthcare	Consumer Services	Business Services	Financial Services	Consumer Goods	Industrial Materials
Vantagepoint Short-Term Bond Fund
Vantagepoint US Government Securities Fund
Vantagepoint Asset Allocation Fund	3.1	9.7	3.7	3.2	12.3	8.0	4.7	21.5	8.5	12.6
Vantagepoint Equity Income Fund	0.4	7.0	15.1	4.8	8.8	4.7	4.0	20.2	14.7	12.4
Vantagepoint Growth & Income Fund	2.9	11.4	3.1	3.5	13.7	8.3	4.9	22.7	5.2	13.2
Vantagepoint Growth Fund	5.3	14.5	5.1	0.5	14.3	12.8	11.7	16.2	7.4	8.1
Vantagepoint Aggressive Opportunities Fund	5.2	6.1	10.4	6.7	15.9	14.4	11.4	13.1	2.7	9.7
Vantagepoint Core Bond Index Fund
Vantagepoint 500 Stock Index Fund	3.1	9.6	3.7	3.2	12.3	8.0	4.7	21.5	8.5	12.6
Vantagepoint Broad Market Index Fund	3.2	9.1	3.7	2.9	12.0	8.4	5.8	22.0	7.8	12.3
Vantagepoint Mid/Small Company Index Fund	3.3	7.5	3.3	2.2	10.8	9.5	10.2	24.8	4.5	11.1

	Africa/ Middle East	Asia	Australasia	Europe	Japan	Latin America	North America	United Kingdom
Vantagepoint International Fund	0.5	8.0	2.6	39.1	30.7	1.1	4.5	13.5
Vantagepoint Overseas Equity Index Fund	0.0	4.0	5.4	43.3	24.9	0.0	0.0	22.4

	Software	Hardware	Media	Telecomm	Healthcare	Consumer Services	Business Services	Financial Services	Consumer Goods	Industrial Materials
Vantagepoint Model Portfolio Savings Oriented Fund	0.4	2.1	1.9	1.1	2.6	1.5	1.1	5.6	2.8	3.2
Vantagepoint Model Portfolio Conservative Growth Fund	1.1	3.6	2.8	1.7	4.6	3.3	2.7	8.1	3.9	4.7
Vantagepoint Model Portfolio Traditional Growth Fund	1.8	5.5	3.8	2.4	7.3	5.4	4.5	11.9	5.4	6.8
Vantagepoint Model Portfolio Long-Term Growth Fund	2.5	7.3	5.2	3.3	9.8	7.3	6.1	15.8	7.1	9.1
Vantagepoint Model Portfolio All-Equity Growth Fund	3.3	9.3	6.5	4.0	12.4	9.5	8.0	19.3	8.8	11.1
Vantagepoint Milestone Retirement Income Fund	0.5	2.7	2.1	1.3	3.3	1.9	1.4	6.7	3.1	3.9
Vantagepoint Milestone 2010 Fund	1.0	4.5	2.6	1.8	5.4	3.4	2.4	10.2	4.2	5.8
Vantagepoint Milestone 2015 Fund	1.5	5.9	3.0	2.3	7.2	4.7	3.7	13.9	5.4	7.7
Vantagepoint Milestone 2020 Fund	1.8	6.7	3.3	2.6	8.2	5.4	4.3	16.1	6.1	8.8
Vantagepoint Milestone 2025 Fund	2.0	7.3	3.5	2.9	9.1	6.0	4.8	17.9	6.7	9.8
Vantagepoint Milestone 2030 Fund	2.1	7.8	3.6	3.1	9.7	6.5	5.2	19.2	7.1	10.4
Vantagepoint Milestone 2035 Fund	2.3	8.2	3.6	3.3	10.2	6.9	5.6	20.4	7.5	11.0
Vantagepoint Milestone 2040 Fund	2.3	8.3	3.6	3.3	10.3	7.0	5.7	20.7	7.6	11.2

Energy	Utilities	Asset-backed	Cash Sector	Convertible Sector	Non-US Corp	Non-US Govt	ARM	CMO	Pass-thru	Muni	US Agency	US Corp	US Treas
		19.1	14.2	0.0	1.2	0.0	0.0	14.3	4.3	0.0	0.9	28.7	17.4
		0.0	2.7	0.0	0.0	0.0	0.0	0.0	4.8	0.0	37.0	0.0	55.5
9.9	3.0
6.3	1.6
8.8	2.5
3.9	0.3
4.3	0.0
		1.5	1.9	0.0	1.3	1.1	0.0	4.3	34.4	0.2	10.9	20.6	24.0
9.9	3.0
9.8	3.1
9.4	3.4

Energy	Utilities	Asset-backed	Cash Sector	Convertible Sector	Non-US Corp	Non-US Govt	ARM	CMO	Pass-thru	Muni	US Agency	US Corp	US Treas
2.0	0.6	7.1	5.8	0.0	0.8	0.3	0.0	6.3	12.3	0.0	7.3	16.2	18.8
2.7	0.7	6.2	4.8	0.0	0.8	0.3	0.0	5.6	11.6	0.0	3.5	14.8	12.4
4.0	1.0	4.1	3.2	0.0	0.5	0.2	0.0	3.7	7.7	0.0	2.4	9.9	8.3
5.3	1.3	0.3	0.4	0.0	0.3	0.2	0.0	0.9	6.9	0.0	2.2	4.1	4.8
6.3	1.5
2.4	0.7	7.2	5.6	0.0	0.9	0.4	0.0	6.5	13.5	0.1	4.1	17.3	14.5
3.6	1.1	4.8	3.9	0.0	0.7	0.3	0.0	4.6	11.6	0.0	3.6	13.0	11.4
5.0	1.5	2.7	2.2	0.0	0.5	0.3	0.0	2.8	9.4	0.0	2.9	8.8	8.3
5.8	1.8	1.5	1.3	0.0	0.4	0.2	0.0	1.8	8.2	0.0	2.5	6.5	6.6
6.5	2.0	0.5	0.5	0.0	0.3	0.2	0.0	1.0	7.1	0.0	2.2	4.5	5.1
7.0	2.2	0.2	0.3	0.0	0.2	0.2	0.0	0.7	5.5	0.0	1.7	3.3	3.8
7.5	2.4	0.2	0.2	0.0	0.1	0.1	0.0	0.5	3.8	0.0	1.2	2.3	2.6
7.6	2.4	0.1	0.2	0.0	0.1	0.1	0.0	0.4	3.4	0.0	1.1	2.1	2.4

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2006 (Unaudited)

	Money Market	Short-Term Bond	US Government Securities	Asset Allocation	Equity Income
ASSETS:
Securities, at market value†	$177,737,179	$552,645,398	$172,729,468	$698,144,955	$1,410,890,802
Cash	—	4,836,309	—	56,765,613	1,844,616
Receivable for:
Dividends	719,198	—	—	750,348	1,158,176
Interest	—	3,721,608	1,589,120	220,704	963,011
Investments sold	—	13,885,017	5,259,151	64,802	9,739,605
Fund shares sold	691,589	258,666	101,763	60,505	1,052,458
Total Assets	179,147,966	575,346,998	179,679,502	756,006,927	1,425,648,668
LIABILITIES:
Payable for:
Investments purchased	—	14,339,387	5,099,818	—	396,702
Fund shares redeemed	89,855	419,442	—	112,976	49,868
Variation margin on futures contracts	—	—	—	387,680	—
Collateral for securities loaned	—	—	34,431,739	33,989,033	140,292,830
Accrued Expenses:
Administrative services fees	6,296	9,588	2,286	12,276	21,002
Advisory fees	14,448	46,007	11,541	58,716	103,060
Subadviser fees	—	312,295	41,277	425,970	1,198,112
Other accrued expense	73,772	234,295	71,670	348,426	502,216
Total Liabilities	184,371	15,361,014	39,658,331	35,335,077	142,563,790
NET ASSETS	$178,963,595	$559,985,984	$140,021,171	$720,671,850	$1,283,084,878
NET ASSETS REPRESENTED BY:
Paid-in capital	$178,963,595	$575,787,962	$147,343,753	$661,562,971	$1,049,418,992
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	—	(8,532,735)	(3,993,316)	63,381,515	207,941,080
Undistributed net investment income (loss)	—	(4,639)	22,396	6,476,261	9,932,923
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	—	(7,264,604)	(3,351,662)	(10,748,897)	15,791,883
NET ASSETS	$178,963,595	$559,985,984	$140,021,171	$720,671,850	$1,283,084,878
CAPITAL SHARES:
Net Assets	$178,963,595	$559,985,984	$140,021,171	$720,671,850	$1,283,084,878
Shares Outstanding	178,963,595	57,662,059	14,132,773	93,259,959	137,350,251
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$1.00	$9.71	$9.91	$7.73	$9.34
Cost of investments	$177,737,179	$561,178,132	$176,722,784	$633,399,997	$1,202,949,722

† Includes securities on loan with market values of (Note 6):	$—	$—	$33,666,344	$32,818,149	$134,708,109

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2006 (Unaudited)

	Growth & Income	Growth	Aggressive Opportunities	International
ASSETS:
Securities, at market value†	$1,123,420,919	$2,876,023,740	$1,570,769,734	$972,461,379
Cash	1,578,570	—	804,366	—
Cash denominated in foreign currencies	—	5,092	—	761,374
Receivable for:
Dividends	1,142,179	2,127,218	588,818	1,040,505
Interest	34,368	—	183,544	54,730
Investments sold	2,591,900	18,048,306	4,254,106	4,623,558
Fund shares sold	1,215,300	2,736,973	1,596,141	47,701
Recoverable foreign taxes	7,851	8,794	43,758	233,355
Gross unrealized gain on forward foreign currency exchange contracts	—	—	257,101	28,782
Total Assets	1,129,991,087	2,898,950,123	1,578,497,568	979,251,384
LIABILITIES:
Payable for:
Investments purchased	6,472,102	4,774,640	2,458,471	4,079,310
Fund shares redeemed	4,059	78	1,917	213,433
Collateral for securities loaned	81,155,417	211,986,228	294,394,010	50,103,723
Accrued Expenses:
Administrative services fees	17,092	44,842	21,576	15,480
Advisory fees	84,159	217,930	103,122	72,702
Subadviser fees	818,189	3,499,404	1,706,484	1,439,563
Other accrued expense	415,114	1,138,016	524,776	408,043
Gross unrealized loss on forward foreign currency exchange contracts	—	4	245,607	71,999
Total Liabilities	88,966,132	221,661,142	299,455,963	56,404,253
NET ASSETS	$1,041,024,955	$2,677,288,981	$1,279,041,605	$922,847,131
NET ASSETS REPRESENTED BY:
Paid-in capital	$878,779,148	$3,091,927,587	$1,120,479,107	$728,633,483
Net unrealized appreciation on investments and foreign currency transactions	151,088,810	134,307,839	131,600,941	120,833,450
Undistributed net investment income (loss)	5,111,721	4,205,111	(9,392,080)	1,971,756
Accumulated net realized gain (loss) on investments and foreign currency transactions	6,045,276	(553,151,556)	36,353,637	71,408,442
NET ASSETS	$1,041,024,955	$2,677,288,981	$1,279,041,605	$922,847,131
CAPITAL SHARES:
Net Assets	$1,041,024,955	$2,677,288,981	$1,279,041,605	$922,847,131
Shares Outstanding	95,447,665	308,463,729	107,138,078	73,851,721
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$10.91	$8.68	$11.94	$12.50
Cost of investments	$972,332,268	$2,741,716,612	$1,439,168,887	$851,592,761
Cost of cash denominated in foreign currencies	$—	$5,020	$12,565	$753,507

___________ † Includes securities on loan with market value of (Note 6):	$78,660,008	$205,258,900	$282,837,171	$47,494,015

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2006 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
ASSETS:
Securities, at market value†	$1,213,084,590	$373,092,518	$658,418,472	$214,865,846	$115,792,620
Cash denominated in foreign currencies	—	—	—	—	843,867
Receivable for:
Dividends	—	458,130	784,669	219,689	208,484
Interest	10,719,886	210	9,477	13,428	—
Investments sold	6,793,929	41,090	97,865	148,144	400,719
Fund shares sold	1,200,414	281,535	381,572	252,889	134,287
Recoverable foreign taxes	—	—	—	—	44,517
Variation margin on futures contracts	—	—	178	44,278	66,111
Gross unrealized gain on forward foreign currency exchange contracts	—	—	—	—	21,330
Total Assets	1,231,798,819	373,873,483	659,692,233	215,544,274	117,511,935
LIABILITIES:
Payable for:
Investments purchased	18,167,460	—	332,357	140,490	234,990
Fund shares redeemed	126,398	45,173	3,060	3,305	86,439
Variation margin on futures contracts	—	12,959	—	—	—
Collateral for securities loaned	147,066,927	21,759,529	55,923,743	34,998,514	4,857,175
Accrued Expenses:
Administrative services fees	17,401	5,789	9,990	3,288	1,871
Advisory fees	43,828	14,251	24,393	7,221	4,453
Subadviser fees	118,258	18,254	33,591	20,228	21,469
Other accrued expense	362,095	105,271	163,634	61,460	65,620
Gross unrealized loss on forward foreign currency exchange contracts	—	—	—	—	12,077
Total Liabilities	165,902,367	21,961,226	56,490,768	35,234,506	5,284,094
NET ASSETS	$1,065,896,452	$351,912,257	$603,201,465	$180,309,768	$112,227,841
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,120,383,521	$204,508,042	$431,517,992	$122,656,200	$80,111,367
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	(38,927,092)	154,662,225	186,736,392	51,398,508	32,455,683
Undistributed net investment income (loss)	(2,060,203)	2,861,650	9,803,836	1,439,821	1,638,317
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(13,499,774)	(10,119,660)	(24,856,755)	4,815,239	(1,977,526)
NET ASSETS	$1,065,896,452	$351,912,257	$603,201,465	$180,309,768	$112,227,841
CAPITAL SHARES:
Net Assets—Class I	$904,465,676	$100,114,661	$193,614,794	$73,006,681	$38,485,639
Shares Outstanding—Class I	94,508,685	9,900,273	18,114,284	4,619,043	3,114,312
Net Asset Value—Class I, offering and redemption price per share (net assets divided by shares outstanding)	$9.57	$10.11	$10.69	$15.81	$12.36
Net Assets—Class II	$161,430,776	$251,797,596	$409,586,671	$107,303,087	$73,742,202
Shares Outstanding—Class II	16,795,065	26,208,906	40,445,925	7,078,342	6,289,354
Net Asset Value—Class II, offering and redemption price per share (net assets divided by shares outstanding)	$9.61	$9.61	$10.13	$15.16	$11.72
Cost of investments	$1,252,011,682	$218,465,298	$471,732,438	$163,580,348	$83,556,926
Cost of cash denominated in foreign currencies	$—	$—	$—	$—	$839,117

___________ † Includes securities on loan with market values of (Note 6):	$142,974,731	$21,032,570	$53,805,501	$33,613,376	$4,568,922

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2006 (Unaudited)

	Model Portfolio
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
ASSETS:
Securities of affiliated Mutual Funds, at market value*	$277,926,318	$516,682,442	$1,204,713,681	$1,295,548,356	$377,634,114
Receivable for:
Dividends	724,249	1,109,500	1,721,792	1,047,480	—
Investments sold	74,974	61,712	39,616	—	—
Fund shares sold	496,664	575,561	1,825,565	1,465,183	889,277
Total Assets	279,222,205	518,429,215	1,208,300,654	1,298,061,019	378,523,391
LIABILITIES:
Payable for:
Investments purchased	998,993	1,654,532	3,439,241	2,300,207	824,189
Fund shares redeemed	268,496	41,072	39,616	96,887	28,034
Accrued Expenses:
Administrative services fees	3,707	6,990	15,553	16,798	4,950
Advisory fees	23,429	43,412	92,841	99,113	31,020
Other accrued expense	35,910	58,158	111,070	116,817	35,423
Total Liabilities	1,330,535	1,804,164	3,698,321	2,629,822	923,616
NET ASSETS	$277,891,670	$516,625,051	$1,204,602,333	$1,295,431,197	$377,599,775
NET ASSETS REPRESENTED BY:
Paid-in capital	$270,528,696	$504,328,415	$1,141,874,699	$1,183,504,829	$325,587,779
Net unrealized appreciation on investments	4,449,788	36,004,969	139,402,228	160,577,553	53,574,563
Undistributed net investment income (loss)	4,621,290	6,354,834	10,160,290	5,481,302	(258,643)
Accumulated net realized loss on investments	(1,708,104)	(30,063,167)	(86,834,884)	(54,132,487)	(1,303,924)
NET ASSETS	$277,891,670	$516,625,051	$1,204,602,333	$1,295,431,197	$377,599,775
CAPITAL SHARES:
Net Assets	$277,891,670	$516,625,051	$1,204,602,333	$1,295,431,197	$377,599,775
Shares Outstanding	11,333,472	21,901,587	52,539,373	57,054,195	15,940,050
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$24.52	$23.59	$22.93	$22.71	$23.69
Cost of investments	$273,476,530	$480,677,473	$1,065,311,453	$1,134,970,803	$324,059,551
___________ * Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2006 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
ASSETS:
Securities of affiliated Mutual Funds, at market value*	$17,117,155	$35,126,669	$59,376,163	$42,466,005	$32,091,626
Receivable for:
Dividends	42,535	68,441	83,026	46,231	26,932
Investments sold	—	1,556	—	—	—
Fund shares sold	6,477	27,754	151,166	140,141	111,975
Due from investment adviser	24,655	16,422	9,698	16,417	20,644
Total Assets	17,190,822	35,240,842	59,620,053	42,668,794	32,251,177
LIABILITIES:
Payable for:
Investments purchased	48,557	68,441	234,192	186,371	138,907
Fund shares redeemed	454	29,310	—	—	—
Accrued Expenses:
Administrative services fees	2,439	2,439	2,439	2,439	2,439
Advisory fees	1,375	2,930	4,939	3,414	2,601
Other accrued expense	20,841	21,909	22,941	22,122	21,581
Total Liabilities	73,666	125,029	264,511	214,346	165,528
NET ASSETS	$17,117,156	$35,115,813	$59,355,542	$42,454,448	$32,085,649
NET ASSETS REPRESENTED BY:
Paid-in capital	$16,929,808	$34,147,401	$57,149,685	$40,706,088	$30,684,159
Net unrealized appreciation (depreciation) on investments	(147,092)	312,255	1,397,010	1,326,220	1,143,921
Undistributed net investment income	213,616	342,177	402,845	214,556	116,944
Accumulated net realized gain on investments	120,824	313,980	406,002	207,584	140,625
NET ASSETS	$17,117,156	$35,115,813	$59,355,542	$42,454,448	$32,085,649
CAPITAL SHARES:
Net Assets	$17,117,156	$35,115,813	$59,355,542	$42,454,448	$32,085,649
Shares Outstanding	1,666,018	3,361,093	5,555,773	3,934,908	2,944,477
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$10.27	$10.45	$10.68	$10.79	$10.90
Cost of investments	$17,264,247	$34,814,414	$57,979,153	$41,139,785	$30,947,705
___________ * Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Assets & Liabilities
June 30, 2006 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040
ASSETS:
Securities of affiliated Mutual Funds, at market value*	$17,363,560	$10,619,751	$6,259,686
Receivable for:
Dividends	10,900	4,582	2,461
Investments sold	—	—	11,508
Fund shares sold	103,045	90,491	24,576
Due from investment adviser	25,086	27,213	28,571
Total Assets	17,502,591	10,742,037	6,326,802
LIABILITIES:
Payable for:
Investments purchased	113,944	95,072	2,461
Fund shares redeemed	—	—	36,083
Accrued Expenses:
Administrative services fees	2,439	2,439	2,439
Advisory fees	1,393	839	503
Other accrued expense	20,798	20,411	20,236
Total Liabilities	138,574	118,761	61,722
NET ASSETS	$17,364,017	$10,623,276	$6,265,080
NET ASSETS REPRESENTED BY:
Paid-in capital	$16,628,278	$10,280,652	$6,048,654
Net unrealized appreciation on investments	611,527	281,968	86,669
Undistributed net investment income	43,957	15,104	8,052
Accumulated net realized gain on investments	80,255	45,552	121,705
NET ASSETS	$17,364,017	$10,623,276	$6,265,080
CAPITAL SHARES:
Net Assets	$17,364,017	$10,623,276	$6,265,080
Shares Outstanding	1,578,733	959,186	565,987
Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$11.00	$11.08	$11.07
Cost of investments	$16,752,033	$10,337,783	$6,173,017
___________ * Investment in other Vantagepoint Funds (Note 1)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2006 to June 30, 2006 (Unaudited)

	Money Market	Short-Term Bond	US Government Securities	Asset Allocation	Equity Income
INVESTMENT INCOME:
Dividends	$3,674,473	$—	$—	$6,042,464	$12,095,763
Interest	—	11,999,483	3,082,654	2,244,833	2,440,520
Security lending income	—	1,309	35,853	29,445	1,154,717
Foreign taxes withheld on dividends	—	—	—	—	(119,141)
Total investment income	3,674,473	12,000,792	3,118,507	8,316,742	15,571,859
EXPENSES:
Directors	1,082	4,053	1,073	5,474	9,410
Subadviser	—	363,542	40,820	843,554	2,406,756
Custodian	13,486	59,830	23,157	70,457	103,464
Advisory	78,492	275,598	71,722	367,067	634,449
Fund services	117,739	413,398	107,583	550,601	951,673
Investor services	156,985	551,197	143,444	734,134	1,268,898
Administration	15,522	53,092	13,089	72,036	123,770
Other expenses	37,231	65,453	32,194	125,649	148,916
Total expenses	420,537	1,786,163	433,082	2,768,972	5,647,336
NET INVESTMENT INCOME	3,253,936	10,214,629	2,685,425	5,547,770	9,924,523
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on sale of investments	—	(2,123,421)	(1,223,516)	26,086,674	47,063,845
Net realized gain (loss) on futures contracts and foreign currency transactions	—	(119,090)	—	1,244,676	—
Net change in unrealized appreciation (depreciation) on investments	—	(2,504,169)	(1,809,995)	(11,410,268)	9,740,315
Net change in unrealized appreciation (depreciation) on futures contracts	—	21,974	—	(15,699)	—
NET GAIN (LOSS) ON INVESTMENTS	—	(4,724,706)	(3,033,511)	15,905,383	56,804,160
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,253,936	$5,489,923	$(348,086)	$21,453,153	$66,728,683

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2006 to June 30, 2006 (Unaudited)

	Growth & Income	Growth	Aggressive Opportunities	International
INVESTMENT INCOME:
Dividends	$8,373,759	$15,352,982	$4,436,279	$12,139,205
Interest	702,134	1,245,243	1,068,092	896,678
Security lending income	66,449	385,054	1,414,000	270,708
Foreign taxes withheld on dividends	(55,738)	(49,370)	(149,682)	(1,219,779)
Total investment income	9,086,604	16,933,909	6,768,689	12,086,812
EXPENSES:
Directors	7,653	20,792	9,693	6,174
Subadviser	1,592,413	5,560,949	3,539,934	2,208,516
Custodian	99,587	284,717	171,865	454,551
Advisory	516,334	1,385,383	650,166	428,848
Fund services	774,501	2,078,075	975,249	643,273
Investor services	1,032,668	2,770,768	1,300,332	857,697
Administration	99,979	274,332	126,203	80,905
Other expenses	116,704	259,622	148,487	100,502
Total expenses	4,239,839	12,634,638	6,921,929	4,780,466
NET INVESTMENT INCOME (LOSS)	4,846,765	4,299,271	(153,240)	7,306,346
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain on sale of investments	36,988,647	210,951,330	183,539,851	108,026,427
Net realized gain (loss) on futures contracts and foreign currency transactions	(44,516)	(185,479)	7,228,028	(1,164,644)
Net change in unrealized appreciation (depreciation) on investments	(16,582,836)	(216,830,417)	(143,924,919)	(51,899,872)
Net change in unrealized appreciation (depreciation) on futures contracts and foreign currency transactions	241	420	(12,898,791)	79,912
NET GAIN (LOSS) ON INVESTMENTS	20,361,536	(6,064,146)	33,944,169	55,041,823
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,208,301	$(1,764,875)	$33,790,929	$62,348,169

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2006 to June 30, 2006 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
INVESTMENT INCOME:
Dividends	$—	$3,306,395	$5,506,246	$1,283,934	$2,026,912
Interest	25,533,592	91,602	96,045	78,892	99,298
Security lending income	109,137	9,690	69,983	83,459	31,010
Foreign taxes withheld on dividends	—	—	(139)	(291)	(177,244)
Total investment income	25,642,729	3,407,687	5,672,135	1,445,994	1,979,976
EXPENSES:
Directors	7,691	2,614	4,520	1,287	729
Subadviser	117,028	36,340	66,731	40,028	40,966
Custodian	148,743	40,310	74,000	49,126	101,837
Advisory	261,579	88,075	151,786	43,806	25,631
Fund services Class I	662,739	77,163	150,706	53,413	26,605
Fund services Class II	40,666	62,354	101,551	26,002	16,763
Investor services Class I	662,739	77,163	150,706	53,413	26,605
Investor services Class II	40,666	62,354	101,551	26,002	16,763
Administration	101,453	34,223	58,887	17,150	9,015
Membership	32,008	39,902	22,655	12,953	11,382
Other expenses	87,536	31,867	48,729	21,302	22,505
Total expenses	2,162,848	552,365	931,822	344,482	298,801
NET INVESTMENT INCOME	23,479,881	2,855,322	4,740,313	1,101,512	1,681,175
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on sale of investments	(3,024,882)	9,301,160	7,273,084	6,269,553	744,610
Net realized gain (loss) on futures contracts and foreign currency transactions	—	(49,401)	(36,473)	6,754	66,568
Net change in unrealized appreciation (depreciation) on investments	(30,207,248)	(3,148,572)	7,790,707	1,258,041	5,903,993
Net change in unrealized appreciation (depreciation) on futures contracts and foreign currency transactions	—	102,140	184,203	159,570	168,015
NET GAIN (LOSS) ON INVESTMENTS	(33,232,130)	6,205,327	15,211,521	7,693,918	6,883,186
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,752,249)	$9,060,649	$19,951,834	$8,795,430	$8,564,361

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2006 to June 30, 2006 (Unaudited)

	Model Portfolio
	Savings Oriented	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
INVESTMENT INCOME OF AFFILIATED MUTUAL FUNDS:
Dividends*	$4,303,658	$6,604,081	$10,051,341	$6,164,711	$—
Total investment income	4,303,658	6,604,081	10,051,341	6,164,711	—
EXPENSES:
Legal	12,124	22,544	50,835	54,762	14,469
Directors	2,041	3,809	8,635	9,309	2,481
Custodian	14,063	16,046	18,732	19,233	14,709
Advisory	137,962	256,494	543,197	580,484	172,472
Administration	20,682	39,575	88,628	95,334	25,382
Other expenses	21,244	34,199	67,512	73,205	29,130
Total expenses	208,116	372,667	777,539	832,327	258,643
NET INVESTMENT INCOME (LOSS)	4,095,542	6,231,414	9,273,802	5,332,384	(258,643)
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on sale of investments	3,566,480	5,039,198	4,666,396	(7,370,909)	2,956,176
Net change in unrealized appreciation (depreciation) on investments	(4,291,782)	(3,507,384)	9,505,623	31,452,950	6,086,420
NET GAIN (LOSS) ON INVESTMENTS	(725,302)	1,531,814	14,172,019	24,082,041	9,042,596
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,370,240	$7,763,228	$23,445,821	$29,414,425	$8,783,953
___________ * Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2006 to June 30, 2006 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
INVESTMENT INCOME OF AFFILIATED MUTUAL FUNDS:
Dividends*	$220,528	$361,544	$437,184	$239,348	$135,892
Total investment income	220,528	361,544	437,184	239,348	135,892
EXPENSES:
Audit	6,930	6,930	6,930	6,930	6,930
Directors	99	220	356	244	178
Custodian	12,988	12,995	13,003	12,997	12,993
Advisory	7,163	15,405	25,627	17,555	12,899
Administration	7,439	7,439	7,439	7,439	7,439
Membership	8,680	9,025	9,464	9,119	8,931
Other expenses	2,264	4,726	7,385	4,983	3,510
Total expenses before reductions and reimbursements	45,563	56,740	70,204	59,267	52,880
Less reimbursements (Note 3)	(34,675)	(31,865)	(29,267)	(31,157)	(32,173)
Total expenses net of reductions and reimbursements	10,888	24,875	40,937	28,110	20,707
NET INVESTMENT INCOME	209,640	336,669	396,247	211,238	115,185
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain on sale of investments	69,600	122,485	161,958	61,502	46,571
Net change in unrealized appreciation (depreciation) on investments	(107,308)	(47,513)	313,712	452,535	362,396
NET GAIN (LOSS) ON INVESTMENTS	(37,708)	74,972	475,670	514,037	408,967
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$171,932	$411,641	$871,917	$725,275	$524,152
___________ * Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Operations
For the Period from January 1, 2006 to June 30, 2006 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040
INVESTMENT INCOME OF AFFILIATED MUTUAL FUNDS:
Dividends*	$54,535	$21,258	$11,495
Total investment income	54,535	21,258	11,495
EXPENSES:
Audit	6,930	6,930	6,930
Directors	90	55	33
Custodian	12,988	12,983	12,984
Advisory	6,853	3,851	2,221
Administration	7,439	7,439	7,439
Membership	8,679	8,554	8,491
Other expenses	1,841	875	531
Total expenses before reductions and reimbursements	44,820	40,687	38,629
Less reimbursements (Note 3)	(33,531)	(34,297)	(34,984)
Total expenses net of reductions and reimbursements	11,289	6,390	3,645
NET INVESTMENT INCOME	43,246	14,868	7,850
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain on sale of investments	32,626	31,618	111,099
Net change in unrealized appreciation (depreciation) on investments	223,270	84,352	(40,809)
NET GAIN ON INVESTMENTS	255,896	115,970	70,290
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$299,142	$130,838	$78,140
___________ * Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Money Market		Short-Term Bond
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$3,253,936	$3,514,719	$10,214,629	$15,999,985
Net realized loss on sale of investments	—	—	(2,242,511)	(4,009,949)
Net change in unrealized depreciation of investments	—	—	(2,482,195)	(5,147,586)
Net increase in net assets resulting from operations	3,253,936	3,514,719	5,489,923	6,842,450
Distributions to shareholders from:
Net investment income	(3,253,936)	(3,514,719)	(10,237,537)	(16,379,606)
Total distributions	(3,253,936)	(3,514,719)	(10,237,537)	(16,379,606)
Capital share transactions:
Proceeds from sale of shares	55,151,439	74,452,806	33,374,677	77,901,874
Reinvestment of distributions	3,237,606	3,520,240	10,237,537	16,379,606
Value of shares redeemed	(22,404,541)	(51,442,634)	(22,791,632)	(40,234,957)
Net increase from capital share transactions	35,984,504	26,530,412	20,820,582	54,046,523
Total increase in net assets	35,984,504	26,530,412	16,072,968	44,509,367
NET ASSETS at beginning of period	142,979,091	116,448,679	543,913,016	499,403,649
NET ASSETS at end of period	$178,963,595	$142,979,091	$559,985,984	$543,913,016
Undistributed net investment income (loss) included in net assets at end of period	$—	$—	$(4,639)	$18,269
SHARE TRANSACTIONS:
Number of shares sold	55,151,439	74,452,805	3,415,088	7,881,713
Number of shares issued through reinvestment of dividends and distributions	3,237,606	3,520,240	1,050,890	1,661,070
Number of shares redeemed	(22,404,541)	(51,442,634)	(2,335,106)	(4,069,519)
Net increase in shares outstanding	35,984,504	26,530,411	2,130,872	5,473,264

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	US Government Securities		Asset Allocation
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,685,425	$4,703,118	$5,547,770	$11,200,016
Net realized gain (loss) on sale of investments	(1,223,516)	(1,638,779)	27,331,350	13,028,932
Net change in unrealized appreciation (depreciation) of investments	(1,809,995)	(1,565,026)	(11,425,967)	8,487,364
Net increase (decrease) in net assets resulting from operations	(348,086)	1,499,313	21,453,153	32,716,312
Distributions to shareholders from:
Net investment income	(2,663,029)	(4,815,031)	—	(11,282,884)
Net realized gain on investments	—	—	—	(3,637,133)
Total distributions	(2,663,029)	(4,815,031)	—	(14,920,017)
Capital share transactions:
Proceeds from sale of shares	10,480,426	24,058,699	38,522,859	68,049,857
Reinvestment of distributions	2,663,021	4,815,031	—	14,920,017
Value of shares redeemed	(21,445,736)	(37,390,913)	(77,086,909)	(158,517,513)
Net decrease from capital share transactions	(8,302,289)	(8,517,183)	(38,564,050)	(75,547,639)
Total decrease in net assets	(11,313,404)	(11,832,901)	(17,110,897)	(57,751,344)
NET ASSETS at beginning of period	151,334,575	163,167,476	737,782,747	795,534,091
NET ASSETS at end of period	$140,021,171	$151,334,575	$720,671,850	$737,782,747
Undistributed net investment income included in net assets at end of period	$22,396	$—	$6,476,261	$928,491
SHARE TRANSACTIONS:
Number of shares sold	1,045,521	2,351,557	5,013,829	9,350,350
Number of shares issued through reinvestment of dividends and distributions	266,663	471,732	—	1,955,442
Number of shares redeemed	(2,138,365)	(3,656,752)	(9,989,307)	(21,658,016)
Net decrease in shares outstanding	(826,181)	(833,463)	(4,975,478)	(10,352,224)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Equity Income		Growth & Income
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$9,924,523	$21,143,870	$4,846,765	$8,309,537
Net realized gain on sale of investments	47,063,845	71,752,555	36,944,131	34,274,430
Net change in unrealized appreciation (depreciation) of investments	9,740,315	(25,385,152)	(16,582,595)	15,359,438
Net increase in net assets resulting from operations	66,728,683	67,511,273	25,208,301	57,943,405
Distributions to shareholders from:
Net investment income	—	(21,448,323)	—	(8,574,021)
Net realized gain on investments	—	(58,677,840)	—	—
Total distributions	—	(80,126,163)	—	(8,574,021)
Capital share transactions:
Proceeds from sale of shares	81,958,961	235,352,433	83,958,527	148,841,980
Reinvestment of distributions	—	80,088,932	—	8,573,719
Value of shares redeemed	(126,072,318)	(130,563,425)	(84,973,296)	(102,423,207)
Net increase (decrease) from capital share transactions	(44,113,357)	184,877,940	(1,014,769)	54,992,492
Total increase in net assets	22,615,326	172,263,050	24,193,532	104,361,876
NET ASSETS at beginning of period	1,260,469,552	1,088,206,502	1,016,831,423	912,469,547
NET ASSETS at end of period	$1,283,084,878	$1,260,469,552	$1,041,024,955	$1,016,831,423
Undistributed net investment income included in net assets at end of period	$9,932,923	$8,400	$5,111,721	$264,956
SHARE TRANSACTIONS:
Number of shares sold	8,904,224	25,962,649	7,644,258	14,687,655
Number of shares issued through reinvestment of dividends and distributions	—	8,918,590	—	793,863
Number of shares redeemed	(13,664,705)	(14,306,776)	(7,726,248)	(10,115,239)
Net increase (decrease) in shares outstanding	(4,760,481)	20,574,463	(81,990)	5,366,279

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Growth		Aggressive Opportunities
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$4,299,271	$3,115,929	$(153,240)	$3,571,067
Net realized gain on sale of investments	210,765,851	149,423,088	190,767,879	117,397,002
Net change in unrealized appreciation (depreciation) of investments	(216,829,997)	(30,533,846)	(156,823,710)	25,511,224
Net increase (decrease) in net assets resulting from operations	(1,764,875)	122,005,171	33,790,929	146,479,293
Distributions to shareholders from:
Net investment income	—	(4,568,484)	—	(29,665,131)
Total distributions	—	(4,568,484)	—	(29,665,131)
Capital share transactions:
Proceeds from sale of shares	157,546,199	262,519,835	90,275,815	140,245,577
Reinvestment of distributions	—	4,568,484	—	29,665,072
Value of shares redeemed	(295,294,876)	(566,191,826)	(97,438,474)	(184,373,882)
Net decrease from capital share transactions	(137,748,677)	(299,103,507)	(7,162,659)	(14,463,233)
Total increase (decrease) in net assets	(139,513,552)	(181,666,820)	26,628,270	102,350,929
NET ASSETS at beginning of period	2,816,802,533	2,998,469,353	1,252,413,335	1,150,062,406
NET ASSETS at end of period	$2,677,288,981	$2,816,802,533	$1,279,041,605	$1,252,413,335
Undistributed net investment income (loss) included in net assets at end of period	$4,205,111	$(94,160)	$(9,392,080)	$(9,238,840)
SHARE TRANSACTIONS:
Number of shares sold	17,740,128	32,447,213	7,373,096	12,872,932
Number of shares issued through reinvestment of dividends and distributions	—	517,832	—	2,526,837
Number of shares redeemed	(33,149,762)	(69,746,930)	(7,905,760)	(17,041,188)
Net decrease in shares outstanding	(15,409,634)	(36,781,885)	(532,664)	(1,641,419)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	International
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$7,306,346	$6,727,194
Net realized gain on sale of investments	106,861,783	47,386,689
Net change in unrealized appreciation (depreciation) of investments	(51,819,960)	50,613,704
Net increase in net assets resulting from operations	62,348,169	104,727,587
Distributions to shareholders from:
Net investment income	—	(12,179,965)
Total distributions	—	(12,179,965)
Capital share transactions:
Proceeds from sale of shares	187,745,173	96,507,847
Reinvestment of distributions	—	12,179,965
Value of shares redeemed	(49,407,647)	(83,883,274)
Net increase from capital share transactions	138,337,526	24,804,538
Total increase in net assets	200,685,695	117,352,160
NET ASSETS at beginning of period	722,161,436	604,809,276
NET ASSETS at end of period	$922,847,131	$722,161,436
Undistributed net investment income (loss) included in net assets at end of period	$1,971,756	$(5,334,590)
SHARE TRANSACTIONS:
Number of shares sold	15,383,934	9,381,932
Number of shares issued through reinvestment of dividends and distributions	—	1,049,997
Number of shares redeemed	(3,977,791)	(8,103,671)
Net increase in shares outstanding	11,406,143	2,328,258

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Core Bond Index		500 Stock Index
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$23,479,881	$39,651,630	$2,855,322	$5,457,463
Net realized gain (loss) on sale of investments	(3,024,882)	(2,234,490)	9,251,759	20,274,748
Net change in unrealized appreciation of investments	(30,207,248)	(18,040,701)	(3,046,432)	(10,109,834)
Net increase in net assets resulting from operations	(9,752,249)	19,376,439	9,060,649	15,622,377
Distributions to shareholders from:
Net investment income—Class I	(21,481,077)	(37,580,456)	—	(1,476,749)
Net investment income—Class II	(4,059,007)	(8,194,827)	—	(4,028,822)
Total distributions	(25,540,084)	(45,775,283)	—	(5,505,571)
Capital share transactions:
Proceeds from sale of shares—Class I	74,491,085	138,830,538	4,646,246	12,467,211
Proceeds from sale of shares—Class II	12,231,014	28,305,234	24,374,586	47,924,492
Reinvestment of distributions—Class I	21,481,096	37,580,456	—	1,475,782
Reinvestment of distributions—Class II	4,059,010	8,194,827	—	4,028,822
Value of shares redeemed—Class I	(27,579,763)	(53,338,252)	(15,280,491)	(24,450,824)
Value of shares redeemed—Class II	(14,889,427)	(34,462,069)	(20,768,431)	(59,403,274)
Net increase from capital share transactions	69,793,015	125,110,734	(7,028,090)	(17,957,791)
Total increase in net assets	34,500,682	98,711,890	2,032,559	(7,840,985)
NET ASSETS at beginning of period	1,031,395,770	932,683,880	349,879,698	357,720,683
NET ASSETS at end of period	$1,065,896,452	$1,031,395,770	$351,912,257	$349,879,698
Undistributed net investment income (loss) included in net assets at end of period	$(2,060,203)	$—	$2,861,650	$6,328
SHARE TRANSACTIONS:
Number of shares sold—Class I	7,621,663	13,838,558	458,301	1,303,126
Number of shares issued through reinvestment of dividends and distributions—Class I	2,215,412	3,748,319	—	147,137
Number of shares redeemed—Class I	(2,834,492)	(5,306,820)	(1,507,239)	(2,566,364)
Net increase (decrease) in shares outstanding—Class I	7,002,583	12,280,057	(1,048,938)	(1,116,101)
Number of shares sold—Class II	1,245,306	2,803,528	2,536,505	5,307,358
Number of shares issued through reinvestment of dividends and distributions—Class II	416,807	813,631	—	423,196
Number of shares redeemed—Class II	(1,517,669)	(3,429,357)	(2,152,953)	(6,526,882)
Net increase (decrease) in shares outstanding—Class II	144,444	187,802	383,552	(796,328)

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Broad Market Index		Mid/Small Company Index
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,740,313	$8,760,425	$1,101,512	$1,682,687
Net realized gain on sale of investments	7,236,611	15,110,460	6,276,307	7,334,922
Net change in unrealized appreciation (depreciation) of investments	7,974,910	11,096,071	1,417,611	5,186,483
Net increase in net assets resulting from operations	19,951,834	34,966,956	8,795,430	14,204,092
Distributions to shareholders from:
Net investment income—Class I	—	(2,731,768)	—	(631,067)
Net investment income—Class II	—	(6,247,453)	—	(1,103,099)
Total distributions	—	(8,979,221)	—	(1,734,166)
Capital share transactions:
Proceeds from sale of shares—Class I	3,532,416	9,594,655	12,423,236	25,396,933
Proceeds from sale of shares—Class II	32,365,490	61,930,373	16,060,702	27,809,894
Reinvestment of distributions—Class I	—	2,729,799	—	630,835
Reinvestment of distributions—Class II	—	6,247,453	—	1,103,099
Value of shares redeemed—Class I	(25,348,329)	(37,236,819)	(11,442,316)	(18,928,431)
Value of shares redeemed—Class II	(25,730,701)	(69,857,635)	(9,359,887)	(27,546,592)
Net increase (decrease) from capital share transactions	(15,181,124)	(26,592,174)	7,681,735	8,465,738
Total increase (decrease) in net assets	4,770,710	(604,439)	16,477,165	20,935,664
NET ASSETS at beginning of period	598,430,755	599,035,194	163,832,603	142,896,939
NET ASSETS at end of period	$603,201,465	$598,430,755	$180,309,768	$163,832,603
Undistributed net investment income included in net assets at end of period	$9,803,836	$5,063,523	$1,439,821	$336,309
SHARE TRANSACTIONS:
Number of shares sold—Class I	329,345	962,975	781,533	1,807,427
Number of shares issued through reinvestment of dividends and distributions—Class I	—	259,734	—	41,530
Number of shares redeemed—Class I	(2,360,884)	(3,776,799)	(720,691)	(1,361,299)
Net increase (decrease) in shares outstanding—Class I	(2,031,539)	(2,554,090)	60,842	487,658
Number of shares sold—Class II	3,198,246	6,616,714	1,050,765	2,069,942
Number of shares issued through reinvestment of dividends and distributions—Class II	—	627,885	—	75,814
Number of shares redeemed—Class II	(2,533,073)	(7,410,016)	(621,276)	(2,056,189)
Net increase (decrease) in shares outstanding—Class II	665,173	(165,417)	429,489	89,567

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Overseas Equity Index Fund
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,681,175	$1,557,067
Net realized gain on sale of investments	811,178	3,505,458
Net change in unrealized appreciation of investments	6,072,008	4,831,146
Net increase in net assets resulting from operations	8,564,361	9,893,671
Distributions to shareholders from:
Net investment income—Class I	—	(585,809)
Net investment income—Class II	—	(1,185,550)
Total distributions	—	(1,771,359)
Capital share transactions:
Proceeds from sale of shares—Class I	8,250,273	11,800,767
Proceeds from sale of shares—Class II	16,407,422	20,690,878
Reinvestment of distributions—Class I	—	585,809
Reinvestment of distributions—Class II	—	1,185,550
Value of shares redeemed—Class I	(5,379,816)	(8,218,731)
Value of shares redeemed—Class II	(5,172,958)	(12,025,120)
Net increase from capital share transactions	14,104,921	14,019,153
Total increase in net assets	22,669,282	22,141,465
NET ASSETS at beginning of period	89,558,559	67,417,094
NET ASSETS at end of period	$112,227,841	$89,558,559
Undistributed net investment income (loss) included in net assets at end of period	$1,638,317	$(42,858)
SHARE TRANSACTIONS:
Number of shares sold—Class I	665,240	1,136,202
Number of shares issued through reinvestment of dividends and distributions—Class I	—	51,795
Number of shares redeemed—Class I	(449,456)	(803,469)
Net increase in shares outstanding—Class I	215,784	384,528
Number of shares sold—Class II	1,407,385	2,106,697
Number of shares issued through reinvestment of dividends and distributions—Class II	—	110,592
Number of shares redeemed—Class II	(451,571)	(1,226,088)
Net increase in shares outstanding—Class II	955,814	991,201

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Savings Oriented		Conservative Growth
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,095,542	$8,163,601	$6,231,414	$13,351,361
Net realized gain on sale of investments	3,566,480	5,875,886	5,039,198	5,710,995
Net change in unrealized appreciation (depreciation) of investments	(4,291,782)	(5,764,267)	(3,507,384)	1,748,179
Net increase in net assets resulting from operations	3,370,240	8,275,220	7,763,228	20,810,535
Distributions to shareholders from:
Net investment income	—	(8,124,137)	—	(13,300,663)
Total distributions	—	(8,124,137)	—	(13,300,663)
Capital share transactions:
Proceeds from sale of shares	25,874,573	59,758,009	39,695,134	90,198,421
Reinvestment of distributions	—	8,120,134	—	13,298,263
Value of shares redeemed	(32,388,809)	(47,969,147)	(43,825,404)	(78,110,606)
Net increase (decrease) from capital share transactions	(6,514,236)	19,908,996	(4,130,270)	25,386,078
Total increase (decrease) in net assets	(3,143,996)	20,060,079	3,632,958	32,895,950
NET ASSETS at beginning of period	281,035,666	260,975,587	512,992,093	480,096,143
NET ASSETS at end of period	$277,891,670	$281,035,666	$516,625,051	$512,992,093
Undistributed net investment income included in net assets at end of period	$4,621,290	$525,748	$6,354,834	$123,420
SHARE TRANSACTIONS:
Number of shares sold	1,057,035	2,451,616	1,681,323	3,916,316
Number of shares issued through reinvestment of dividends and distributions	—	334,575	—	570,741
Number of shares redeemed	(1,322,772)	(1,966,793)	(1,857,345)	(3,399,754)
Net increase (decrease) in shares outstanding	(265,737)	819,398	(176,022)	1,087,303

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio
	Traditional Growth		Long-Term Growth
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$9,273,802	$23,212,297	$5,332,384	$20,548,875
Net realized gain (loss) on sale of investments	4,666,396	4,995,268	(7,370,909)	2,886,142
Net change in unrealized appreciation of investments	9,505,623	33,072,789	31,452,950	56,692,685
Net increase in net assets resulting from operations	23,445,821	61,280,354	29,414,425	80,127,702
Distributions to shareholders from:
Net investment income	—	(23,130,568)	—	(20,562,518)
Total distributions	—	(23,130,568)	—	(20,562,518)
Capital share transactions:
Proceeds from sale of shares	103,662,494	193,221,946	119,503,263	201,320,806
Reinvestment of distributions	—	23,128,453	—	20,562,518
Value of shares redeemed	(58,177,057)	(123,905,324)	(62,815,792)	(112,626,493)
Net increase from capital share transactions	45,485,437	92,445,075	56,687,471	109,256,831
Total increase in net assets	68,931,258	130,594,861	86,101,896	168,822,015
NET ASSETS at beginning of period	1,135,671,075	1,005,076,214	1,209,329,301	1,040,507,286
NET ASSETS at end of period	$1,204,602,333	$1,135,671,075	$1,295,431,197	$1,209,329,301
Undistributed net investment income included in net assets at end of period	$10,160,290	$886,488	$5,481,302	$148,918
SHARE TRANSACTIONS:
Number of shares sold	4,505,161	8,864,617	5,223,489	9,510,520
Number of shares issued through reinvestment of dividends and distributions	—	1,026,107	—	923,743
Number of shares redeemed	(2,527,507)	(5,700,164)	(2,748,234)	(5,355,077)
Net increase in shares outstanding	1,977,654	4,190,560	2,475,255	5,079,186

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio
	All-Equity Growth
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(258,643)	$3,248,520
Net realized gain on sale of investments	2,956,176	2,527,756
Net change in unrealized appreciation (depreciation) of investments	6,086,420	17,093,652
Net increase in net assets resulting from operations	8,783,953	22,869,928
Distributions to shareholders from:
Net investment income	—	(3,248,520)
Net realized gain on investments	—	—
Total distributions	—	(3,248,520)
Capital share transactions:
Proceeds from sale of shares	82,032,244	101,791,361
Reinvestment of distributions	—	3,248,520
Value of shares redeemed	(17,191,533)	(37,101,341)
Net increase from capital share transactions	64,840,711	67,938,540
Total increase in net assets	73,624,664	87,559,948
NET ASSETS at beginning of period	303,975,111	216,415,163
NET ASSETS at end of period	$377,599,775	$303,975,111
Undistributed net investment income (loss) included in net assets at end of period	$(258,643)	$—
SHARE TRANSACTIONS:
Number of shares sold	3,418,936	4,714,902
Number of shares issued through reinvestment of dividends and distributions	—	140,689
Number of shares redeemed	(716,835)	(1,735,604)
Net increase in shares outstanding	2,702,101	3,119,987

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone Retirement Income		Milestone 2010
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Period from January 3, 2005* to December 31, 2005	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Period from January 3, 2005* to December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$209,640	$248,734	$336,669	$458,370
Net realized gain on sale of investments	69,600	61,215	122,485	208,645
Net change in unrealized appreciation (depreciation) of investments	(107,308)	(39,784)	(47,513)	359,768
Net increase in net assets resulting from operations	171,932	270,165	411,641	1,026,783
Distributions to shareholders from:
Net investment income	—	(244,758)	—	(452,862)
Net realized gain on investments	—	(9,991)	—	(17,150)
Total distributions	—	(254,749)	—	(470,012)
Capital share transactions:
Proceeds from sale of shares	7,275,986	16,120,279	12,176,716	29,871,013
Reinvestment of distributions	—	254,749	—	470,012
Value of shares redeemed	(3,477,063)	(3,244,143)	(4,110,643)	(4,259,697)
Net increase from capital share transactions	3,798,923	13,130,885	8,066,073	26,081,328
Total increase in net assets	3,970,855	13,146,301	8,477,714	26,638,099
NET ASSETS at beginning of period	13,146,301	—	26,638,099	—
NET ASSETS at end of period	$17,117,156	$13,146,301	$35,115,813	$26,638,099
Undistributed net investment income included in net assets at end of period	$213,616	$3,976	$342,177	$5,508
SHARE TRANSACTIONS:
Number of shares sold	708,712	1,591,239	1,162,624	2,965,729
Number of shares issued through reinvestment of dividends and distributions	—	25,074	—	45,588
Number of shares redeemed	(339,013)	(319,994)	(393,876)	(418,972)
Net increase in shares outstanding	369,699	1,296,319	768,748	2,592,345
___________ * The Milestone Funds commenced operations on January 3, 2005.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2015		Milestone 2020
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Period from January 3, 2005* to December 31, 2005	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Period from January 3, 2005* to December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$396,247	$596,327	$211,238	$371,042
Net realized gain on sale of investments	161,958	251,305	61,502	157,046
Net change in unrealized appreciation of investments	313,712	1,083,298	452,535	873,685
Net increase in net assets resulting from operations	871,917	1,930,930	725,275	1,401,773
Distributions to shareholders from:
Net investment income	—	(589,729)	—	(367,724)
Net realized gain on investments	—	(7,261)	—	(10,964)
Total distributions	—	(596,990)	—	(378,688)
Capital share transactions:
Proceeds from sale of shares	21,195,722	42,635,264	17,499,356	27,467,214
Reinvestment of distributions	—	596,990	—	378,688
Value of shares redeemed	(4,167,156)	(3,111,135)	(3,009,777)	(1,629,393)
Net increase from capital share transactions	17,028,566	40,121,119	14,489,579	26,216,509
Total increase in net assets	17,900,483	41,455,059	15,214,854	27,239,594
NET ASSETS at beginning of period	41,455,059	—	27,239,594	—
NET ASSETS at end of period	$59,355,542	$41,455,059	$42,454,448	$27,239,594
Undistributed net investment income included in net assets at end of period	$402,845	$6,598	$214,556	$3,318
SHARE TRANSACTIONS:
Number of shares sold	1,975,857	4,224,140	1,621,494	—
Number of shares issued through reinvestment of dividends and distributions	—	56,965	—	—
Number of shares redeemed	(391,910)	(309,279)	(280,086)	—
Net increase in shares outstanding	1,583,947	3,971,826	1,341,408	—
___________ * The Milestone Funds commenced operations on January 3, 2005.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2025		Milestone 2030
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Period from January 3, 2005* to December 31, 2005	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Period from January 3, 2005* to December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$115,185	$246,070	$43,246	$117,406
Net realized gain on sale of investments	46,571	100,873	32,626	49,850
Net change in unrealized appreciation of investments	362,396	781,525	223,270	388,257
Net increase in net assets resulting from operations	524,152	1,128,468	299,142	555,513
Distributions to shareholders from:
Net investment income	—	(244,311)	—	(116,695)
Net realized gain on investments	—	(6,819)	—	(2,221)
Total distributions	—	(251,130)	—	(118,916)
Capital share transactions:
Proceeds from sale of shares	13,497,501	19,923,076	7,641,832	10,280,812
Reinvestment of distributions	—	251,130	—	118,916
Value of shares redeemed	(1,414,648)	(1,572,900)	(630,830)	(782,452)
Net increase from capital share transactions	12,082,853	18,601,306	7,011,002	9,617,276
Total increase in net assets	12,607,005	19,478,644	7,310,144	10,053,873
NET ASSETS at beginning of period	19,478,644	—	10,053,873	—
NET ASSETS at end of period	$32,085,649	$19,478,644	$17,364,017	$10,053,873
Undistributed net investment income included in net assets at end of period	$116,944	$1,759	$43,957	$711
SHARE TRANSACTIONS:
Number of shares sold	1,232,954	1,972,321	691,061	1,012,114
Number of shares issued through reinvestment of dividends and distributions	—	23,625	—	11,114
Number of shares redeemed	(130,259)	(154,164)	(56,906)	(78,650)
Net increase in shares outstanding	1,102,695	1,841,782	634,155	944,578
___________ * The Milestone Funds commenced operations on January 3, 2005.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2035		Milestone 2040
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Period from January 3, 2005* to December 31, 2005	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)	For the Period from January 3, 2005* to December 31, 2005
Increase (decrease) in net assets resulting from operations:
Net investment income	$14,868	$49,199	$7,850	$33,208
Net realized gain on sale of investments	31,618	15,325	111,099	15,683
Net change in unrealized appreciation (depreciation) of investments	84,352	197,616	(40,809)	127,478
Net increase in net assets resulting from operations	130,838	262,140	78,140	176,369
Distributions to shareholders from:
Net investment income	—	(48,963)	—	(33,006)
Net realized gain on investments	—	(1,391)	—	(5,077)
Total distributions	—	(50,354)	—	(38,083)
Capital share transactions:
Proceeds from sale of shares	6,949,826	4,571,775	4,667,909	3,528,504
Reinvestment of distributions	—	50,354	—	38,083
Value of shares redeemed	(915,205)	(376,098)	(1,567,674)	(618,168)
Net increase from capital share transactions	6,034,621	4,246,031	3,100,235	2,948,419
Total increase in net assets	6,165,459	4,457,817	3,178,375	3,086,705
NET ASSETS at beginning of period	4,457,817	—	3,086,705	—
NET ASSETS at end of period	$10,623,276	$4,457,817	$6,265,080	$3,086,705
Undistributed net investment income included in net assets at end of period	$15,104	$236	$8,052	$202
SHARE TRANSACTIONS:
Number of shares sold	624,213	450,099	417,909	346,502
Number of shares issued through reinvestment of dividends and distributions	—	4,688	—	—
Number of shares redeemed	(82,194)	(37,620)	(141,072)	(60,901)
Net increase in shares outstanding	542,019	417,167	276,837	289,150
___________ * The Milestone Funds commenced operations on January 3, 2005.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Money Market
			For the Year Ended December 31,
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.02		0.03	0.01	0.01	0.01	0.04
Net realized and unrealized gain on investments	—		—	—	—	—	—
Total from investment operations	0.02		0.03	0.01	0.01	0.01	0.04
Less distributions:
From net investment income	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)	(0.04)
Total distributions	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)	(0.04)
Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.05	%††	2.70%	0.82%	0.60%	1.32%	3.70%
Ratios/Supplemental data:
Net assets, end of period (000)	$178,964		$142,979	$116,449	$105,762	$138,232	$119,652
Ratios to average net assets:
Ratio of expenses to average net assets	0.54	%†	0.52%	0.52%	0.52%	0.52%	0.53%
Ratio of net investment income to average net assets	4.14	%†	2.70%	0.84%	0.60%	1.27%	3.47%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	0.49%	0.46%
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	1.30%	3.54%
Portfolio turnover	N/A		N/A	N/A	N/A	N/A	N/A

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Short-Term Bond
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005(a)	2004(a)	2003(a)	2002(a)•	2001(a)^
Net Asset Value, beginning of period	$9.79		$9.98	$10.00	$10.00	$10.00	$10.00
Income from investment operations:
Net investment income	0.18		0.30	0.12	0.35	0.40	0.51
Net realized and unrealized gain (loss) on investments, futures contracts, foreign currency transactions, wrappers agreements, written options and swaps	(0.08)		(0.18)	0.24	—**	—**	—**
Total from investment operations	0.10		0.12	0.36	0.35	0.40	0.51
Less distributions:
From net investment income	(0.18)		(0.31)	(0.20)	(0.33)	(0.40)	(0.49)
From net realized gains	—		—	(0.04)	(0.01)	(0.05)	(0.25)
Reverse stock split (Note 10)	—		—	—	0.01	0.05	0.25
Return of capital	—		—	(0.14)	(0.02)	—	(0.01)
Total distributions	(0.18)		(0.31)	(0.38)	(0.35)	(0.40)	(0.51)
Net Asset Value, end of period	$9.71		$9.79	$9.98	$10.00	$10.00	$10.00
Total return	1.02	%††	1.27%	3.65%	3.51%	4.09%	5.18%
Ratios/Supplemental data:
Net assets, end of period (000)	$559,986		$543,913	$499,404	$619,964	$454,683	$408,910
Ratios to average net assets:
Ratio of expenses to average net assets	0.65	%†	0.65%	0.78%	0.82%	0.83%	0.84%
Ratio of net investment income to average net assets	3.71	%†	3.10%	1.94%	3.42%	4.02%	5.06%
Portfolio turnover	36	%††	120%	273%	211%	310%	213%

†	Annualized

††	Not annualized

**	Rounds to less than $0.01

(a)	Per Share amounts were adjusted to reflect a 10 for 1 stock split effective October 28, 2005.

•	Per share amounts were calculated using average shares outstanding.

^	Per share amounts were restated to reflect a 0.9953 reverse stock split effective December 27, 2002.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	US Government Securities
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004	2003	2002	2001
Net Asset Value, beginning of period	$10.12		$10.33	$10.54	$10.76	$10.34	$10.07
Income from investment operations:
Net investment income	0.19		0.31	0.26	0.27	0.34	0.46
Net realized and unrealized gain (loss) on investments	(0.21)		(0.20)	(0.07)	(0.10)	0.54	0.27
Total from investment operations	(0.02)		0.11	0.19	0.17	0.88	0.73
Less distributions:
From net investment income	(0.19)		(0.32)	(0.27)	(0.30)	(0.35)	(0.46)
From net realized gains	—		—	(0.13)	(0.09)	(0.11)	—
Total distributions	(0.19)		(0.32)	(0.40)	(0.39)	(0.46)	(0.46)
Net Asset Value, end of period	$9.91		$10.12	$10.33	$10.54	$10.76	$10.34
Total return	(0.24	)%††	1.05%	1.77%	1.66%	8.76%	7.42%
Ratios/Supplemental data:
Net assets, end of period (000)	$140,021		$151,335	$163,167	$188,546	$235,644	$150,807
Ratios to average net assets:
Ratio of expenses to average net assets	0.60	%†	0.59%	0.58%	0.61%	0.61%	0.64%
Ratio of net investment income to average net assets	3.75	%†	3.01%	2.49%	2.57%	3.30%	4.52%
Portfolio turnover	39	%††	91%	205%	120%	114%	278%

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Asset Allocation
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004	2003	2002	2001
Net Asset Value, beginning of period	$7.51		$7.33	$6.75	$5.49	$6.52	$9.96
Income from investment operations:
Net investment income	0.06		0.12	0.12	0.07	0.10	0.21
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.16		0.22	0.59	1.35	(1.13)	(0.83)
Total from investment operations	0.22		0.34	0.71	1.42	(1.03)	(0.62)
Less distributions:
From net investment income	—		(0.12)	(0.11)	(0.16)	—	(0.21)
From net realized gains	—		(0.04)	(0.02)	—	—	(1.10)
In excess of net realized gain on investments	—		—	—	—	—	(1.22)
Return of capital	—		—	—	—	—	(0.29)
Total distributions	—		(0.16)	(0.13)	(0.16)	—	(2.82)
Net Asset Value, end of period	$7.73		$7.51	$7.33	$6.75	$5.49	$6.52
Total return	2.93	%††	4.54%	10.62%	25.97%	(15.80)%	(5.42)%
Ratios/Supplemental data:
Net assets, end of period (000)	$720,672		$737,783	$795,534	$784,440	$648,156	$876,207
Ratios to average net assets:
Ratio of expenses to average net assets	0.75	%†	0.75%	0.75%	0.76%	0.75%	0.75%
Ratio of net investment income to average net assets	1.51	%†	1.48%	1.60%	1.06%	1.61%	2.21%
Portfolio turnover	13	%††	9%	15%	17%	25%	107%

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Equity Income
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004	2003	2002	2001
Net Asset Value, beginning of period	$8.87		$8.95	$7.88	$5.98	$7.12	$8.15
Income from investment operations:
Net investment income	0.07		0.16	0.09	0.08	0.09	0.11
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.40		0.36	1.07	1.90	(1.15)	0.06
Total from investment operations	0.47		0.52	1.16	1.98	(1.06)	0.17
Less distributions:
From net investment income	—		(0.16)	(0.09)	(0.08)	(0.08)	(0.11)
From net realized gains	—		(0.44)	—	—	—	(0.29)
In excess of net realized gain on investments	—		—	—	—	—	(0.78)
Return of capital	—		—	—	—	—	(0.02)
Total distributions	—		(0.60)	(0.09)	(0.08)	(0.08)	(1.20)
Net Asset Value, end of period	$9.34		$8.87	$8.95	$7.88	$5.98	$7.12
Total return	5.30	%††	5.76%	14.78%	33.09%	(14.96)%	2.92%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,283,085		$1,260,470	$1,088,207	$824,093	$565,046	$628,075
Ratios to average net assets:
Ratio of expenses to average net assets	0.89	%†	0.89%	0.90%	0.92%	0.92%	0.94%
Ratio of net investment income to average net assets	1.56	%†	1.78%	1.18%	1.25%	1.21%	1.37%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	0.90%	0.92%
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	1.23%	1.39%
Portfolio turnover	10	%††	16%	14%	13%	17%	16%

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Growth & Income
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004	2003	2002	2001
Net Asset Value, beginning of period	$10.64		$10.12	$9.38	$7.24	$9.45	$10.83
Income from investment operations:
Net investment income	0.05		0.09	0.09	0.06	0.05	0.05
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.22		0.52	0.74	2.15	(2.22)	(0.62)
Total from investment operations	0.27		0.61	0.83	2.21	(2.17)	(0.57)
Less distributions:
From net investment income	—		(0.09)	(0.09)	(0.07)	(0.04)	(0.05)
From net realized gains	—		—	—	—	—	—
In excess of net realized gain on investments	—		—	—	—	—	(0.70)
Return of capital	—		—	—	—	—	(0.06)
Total distributions	—		(0.09)	(0.09)	(0.07)	(0.04)	(0.81)
Net Asset Value, end of period	$10.91		$10.64	$10.12	$9.38	$7.24	$9.45
Total return	2.54	%††	6.02%	8.85%	30.49%	(22.93)%	(4.77)%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,041,025		$1,016,831	$912,470	$765,115	$515,597	$436,285
Ratios to average net assets:
Ratio of expenses to average net assets	0.82	%†	0.82%	0.82%	0.83%	0.84%	0.88%
Ratio of net investment income to average net assets	0.94	%†	0.88%	0.97%	0.86%	0.76%	0.52%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	0.81%	0.85%
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	0.79%	0.55%
Portfolio turnover	19	%††	27%	22%	22%	29%	58%

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Growth
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004	2003	2002	2001
Net Asset Value, beginning of period	$8.70		$8.31	$8.07	$6.27	$8.28	$10.77
Income from investment operations:
Net investment income (loss)	0.01		0.01	0.02	—*	— *	(0.00)*
Net realized and unrealized gain (loss) on investments	(0.03)		0.39	0.24	1.80	(2.01)	(1.69)
Total from investment operations	(0.02)		0.40	0.26	1.80	(2.01)	(1.69)
Less distributions:
From net investment income	—		(0.01)	(0.02)	(0.00)*	(0.00)*	(0.00)
From net realized gains	—		—	—	—	—	(0.00)
In excess of net realized gain on investments	—		—	—	—	—	(0.72)
Return of capital	—		—	—	—	—	(0.08)
Total distributions	—		(0.01)	(0.02)	—*	(0.00)*	(0.80)
Net Asset Value, end of period	$8.68		$8.70	$8.31	$8.07	$6.27	$8.28
Total return	(0.23	)%††	4.86%	3.27%	28.71%	(24.26)%	(15.21)%
Ratios/Supplemental data:
Net assets, end of period (000)	$2,677,289		$2,816,803	$2,998,469	$2,895,641	$2,060,555	$2,810,546
Ratios to average net assets:
Ratio of expenses to average net assets	0.91	%†	0.94%	0.95%	0.96%	0.91%	0.89%
Ratio of net investment income (loss) to average net assets	0.31	%†	0.11%	0.28%	(0.05)%	(0.01)%	(0.05)%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	0.88%	0.88%
Ratio of net investment income (loss) to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	0.02%	(0.04)%
Portfolio turnover	43	%††	85%	49%	46%	74%	40%

†	Annualized

††	Not annualized

*	Rounds to less than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Aggressive Opportunities
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004	2003	2002	2001
Net Asset Value, beginning of period	$11.63		$10.52	$9.07	$6.27	$10.19	$11.82
Income from investment operations:
Net investment income (loss)	(0.00	)*	0.04	(0.03)	(0.00)*	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	0.31		1.35	1.48	2.80	(3.88)	(1.56)
Total from investment operations	0.31		1.39	1.45	2.80	(3.92)	(1.63)
Less distributions:
From net investment income	—		(0.28)	—	(0.00)*	—	—
In excess of net investment income	—		—	—	(0.00)*	—	—
From net realized gains	—		—	—	—	—	—
In excess of net realized gain on investments	—		—	—	—	—	(0.00)*
Total distributions	—		(0.28)	—	—	—	—
Net Asset Value, end of period	$11.94		$11.63	$10.52	$9.07	$6.27	$10.19
Total return	2.67	%††	13.21%	15.99%	44.68%	(38.47)%	(13.75)%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,279,042		$1,252,413	$1,150,062	$938,791	$572,470	$819,047
Ratios to average net assets:
Ratio of expenses to average net assets	1.06	%†	1.22%	1.22%	1.23%	1.18%	1.24%
Ratio of net investment income (loss) to average net assets	(0.02	)%†	0.31%	(0.25)%	(0.13)%	(0.58)%	(0.72)%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	1.14%	1.19%
Ratio of net investment loss to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	(0.54)%	(0.67)%
Portfolio turnover	71	%††	45%	55%	75%	128%	102%

†	Annualized

††	Not annualized

*	Rounds to less than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	International
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004	2003	2002	2001
Net Asset Value, beginning of period	$11.56		$10.06	$8.84	$6.80	$8.20	$10.73
Income from investment operations:
Net investment income	0.11		0.11	0.08	0.06	0.07	0.06
Net realized and unrealized gain (loss) on investments	0.83		1.59	1.27	2.07	(1.39)	(2.23)
Total from investment operations	0.94		1.70	1.35	2.13	(1.32)	(2.17)
Less distributions:
From net investment income	—		(0.20)	(0.13)	(0.09)	(0.08)	—
From net realized gains	—		—	—	—	—	—
In excess of net realized gain on investments	—		—	—	—	—	(0.25)
Return of capital	—		—	—	(0.00)*	—	(0.11)
Total distributions	—		(0.20)	(0.13)	(0.09)	(0.08)	(0.36)
Net Asset Value, end of period	$12.50		$11.56	$10.06	$8.84	$6.80	$8.20
Total return	8.13	%††	16.88%	15.23%	31.31%	(16.08)%	(20.16)%
Ratios/Supplemental data:
Net assets, end of period (000)	$922,847		$722,161	$604,809	$471,495	$282,921	$304,357
Ratios to average net assets:
Ratio of expenses to average net assets	1.11	%†	1.17%	1.17%	1.22%	1.20%	1.20%
Ratio of net investment income to average net assets	1.70	%†	1.06%	0.83%	0.93%	0.85%	0.54%
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	1.16%	1.18%
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	N/A		N/A	N/A	N/A	0.89%	0.56%
Portfolio turnover	47	%††	42%	40%	38%	81%	37%

†	Annualized

††	Not annualized

*	Rounds to less than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Core Bond Index Class I
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005(a)	2004(a)		2003	2002	2001
Net Asset Value, beginning of period	$9.90		$10.17	$10.27		$10.46	$10.07	$9.85
Income from investment operations:
Net investment income	0.22		0.41	0.40		0.40	0.50	0.52
Net realized and unrealized gain (loss) on investments	(0.32)		(0.21)	0.01		(0.04)	0.44	0.30
Total from investment operations	(0.10)		0.20	0.41		0.36	0.94	0.82
Less distributions:
From net investment income	(0.23)		(0.47)	(0.47)		(0.49)	(0.55)	(0.60)
From net realized gains	—		—	(0.04)		(0.06)	(0.00)*	—
Total distributions	(0.23)		(0.47)	(0.51)		(0.55)	(0.55)	(0.60)
Net Asset Value, end of period	$9.57		$9.90	$10.17		$10.27	$10.46	$10.07
Total return	(0.98	)%††	1.98%	3.94%		3.59%	9.69%	8.51%
Ratios/Supplemental data:
Net assets, end of period (000)	$904,466		$865,929	$764,674		$452,739	$384,323	$343,980
Ratios to average net assets:
Ratio of expenses to average net assets	0.44	%†	0.45%	0.45%		0.48%**	0.48%**	0.48%**
Ratio of net investment income to average net assets	4.46	%†	4.03%	3.96%		3.85%	4.90%	5.58%
Portfolio turnover	17	%††	31%	31	%***	N/A	N/A	N/A

†	Annualized

††	Not annualized

*	Rounds to less than $0.01

**	Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

***	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Core Bond Index Class II
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005(a)	2004(a)		2003	2002	2001
Net Asset Value, beginning of period	$9.94		$10.21	$10.31		$10.49	$10.10	$9.88
Income from investment operations:
Net investment income	0.22		0.43	0.43		0.42	0.53	0.55
Net realized and unrealized gain (loss) on investments	(0.31)		(0.21)	—		(0.02)	0.43	0.29
Total from investment operations	(0.09)		0.22	0.43		0.40	0.96	0.84
Less distributions:
From net investment income	(0.24)		(0.49)	(0.49)		(0.52)	(0.57)	(0.62)
From net realized gains	—		—	(0.04)		(0.06)	(0.00)*	—
Total distributions	(0.24)		(0.49)	(0.53)		(0.58)	(0.57)	(0.62)
Net Asset Value, end of period	$9.61		$9.94	$10.21		$10.31	$10.49	$10.10
Total return	(0.88	)%††	2.17%	4.22%		3.88%	9.88%	8.71%
Ratios/Supplemental data:
Net assets, end of period (000)	$161,431		$165,467	$168,010		$138,655	$150,365	$116,664
Ratios to average net assets:
Ratio of expenses to average net assets	0.24	%†	0.25%	0.25%		0.28%**	0.28%**	0.28%**
Ratio of net investment income to average net assets	4.66	%†	4.23%	4.19%		4.05%	5.10%	5.78%
Portfolio turnover	17	%††	31%	31	%***	N/A	N/A	N/A

†	Annualized

††	Not annualized

*	Rounds to less than $0.01

**	Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

***	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	500 Stock Index Class I
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004**	2003	2002	2001
Net Asset Value, beginning of period	$9.87		$9.58	$8.79	$6.94	$9.05	$10.43
Income from investment operations:
Net investment income	0.09		0.15	0.14	0.09	0.09	0.08
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.15		0.28	0.78	1.85	(2.11)	(1.37)
Total from investment operations	0.24		0.43	0.92	1.94	(2.02)	(1.29)
Less distributions:
From net investment income	—		(0.14)	(0.13)	(0.09)	(0.09)	(0.08)
From net realized gains	—		—	—	—	—	—
Return of capital	—		—	—	—	—	(0.01)
Total distributions	—		(0.14)	(0.13)	(0.09)	(0.09)	(0.09)
Net Asset Value, end of period	$10.11		$9.87	$9.58	$8.79	$6.94	$9.05
Total return	2.43	%††	4.44%	10.49%	27.98%	(22.39)%	(12.29)%
Ratios/Supplemental data:
Net assets, end of period (000)	$100,115		$108,030	$115,533	$130,663	$85,250	$97,478
Ratios to average net assets:
Ratio of expenses to average net assets	0.46	%†	0.46%	0.46%	0.47%*	0.47%*	0.47%*
Ratio of net investment income to average net assets	1.47	%†	1.42%	1.56%	1.33%	1.17%	0.89%
Portfolio turnover	0	%††	5%	7%^	N/A	N/A	N/A

†	Annualized

††	Not annualized

*	Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

**	Per share amounts were calculated using the average shares outstanding method.

^	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	500 Stock Index Class II
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004**	2003	2002	2001
Net Asset Value, beginning of period	$9.36		$9.10	$8.37	$6.61	$8.62	$9.95
Income from investment operations:
Net investment income	0.08		0.15	0.16	0.11	0.10	0.09
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.17		0.27	0.73	1.75	(2.01)	(1.31)
Total from investment operations	0.25		0.42	0.89	1.86	(1.91)	(1.22)
Less distributions:
From net investment income	—		(0.16)	(0.16)	(0.10)	(0.10)	(0.10)
From net realized gains	—		—	—	—	—	—
Return of capital	—		—	—	—	—	(0.01)
Total distributions	—		(0.16)	(0.16)	(0.10)	(0.10)	(0.11)
Net Asset Value, end of period	$9.61		$9.36	$9.10	$8.37	$6.61	$8.62
Total return	2.67	%††	4.57%	10.60%	28.24%	(22.17)%	(12.17)%
Ratios/Supplemental data:
Net assets, end of period (000)	$251,798		$241,849	$242,188	$185,901	$120,784	$144,574
Ratios to average net assets:
Ratio of expenses to average net assets	0.26	%†	0.26%	0.26%	0.27%*	0.27%*	0.27%*
Ratio of net investment income to average net assets	1.68	%†	1.62%	1.84%	1.52%	1.37%	1.09%
Portfolio turnover	2	%††	5%	7%^	N/A	N/A	N/A

†	Annualized

††	Not annualized

*	Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

**	Per share amounts were calculated using the average shares outstanding method.

^	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Broad Market Index Class I
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004**	2003	2002	2001
Net Asset Value, beginning of period	$10.35		$9.90	$8.95	$6.89	$8.80	$10.17
Income from investment operations:
Net investment income	0.11		0.17	0.13	0.08	0.09	0.08
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.23		0.42	0.94	2.06	(1.99)	(1.30)
Total from investment operations	0.34		0.59	1.07	2.14	(1.90)	(1.22)
Less distributions:
From net investment income	—		(0.14)	(0.12)	(0.08)	(0.01)	(0.06)
From net realized gains	—		—	—	—	—	(0.09)
Total distributions	—		(0.14)	(0.12)	(0.08)	(0.01)	(0.15)
Net Asset Value, end of period	$10.69		$10.35	$9.90	$8.95	$6.89	$8.80
Total return	3.29	%††	5.91%	11.96%	31.08%	(21.62)%	(11.87)%
Ratios/Supplemental data:
Net assets, end of period (000)	$193,615		$208,588	$224,619	$267,250	$190,706	$255,532
Ratios to average net assets:
Ratio of expenses to average net assets	0.44	%†	0.45%	0.44%	0.48%*	0.49%*	0.47%*
Ratio of net investment income to average net assets	1.42	%†	1.37%	1.42%	1.22%	1.07%	0.85%
Portfolio turnover	0	%††	2%	5%^	N/A	N/A	N/A

†	Annualized

††	Not annualized

*	Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

**	Per share amounts were calculated using the average shares outstanding method.

^	Portfolio turnover figure represents the period March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Broad Market Index Class II
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004**	2003	2002	2001
Net Asset Value, beginning of period	$9.80		$9.37	$8.49	$6.54	$8.35	$9.67
Income from investment operations:
Net investment income	0.08		0.15	0.15	0.10	0.09	0.09
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.25		0.44	0.88	1.95	(1.88)	(1.24)
Total from investment operations	0.33		0.59	1.03	2.05	(1.79)	(1.15)
Less distributions:
From net investment income	—		(0.16)	(0.15)	(0.10)	(0.02)	(0.08)
From net realized gains	—		—	—	—	—	(0.09)
Total distributions	—		(0.16)	(0.15)	(0.10)	(0.02)	(0.17)
Net Asset Value, end of period	$10.13		$9.80	$9.37	$8.49	$6.54	$8.35
Total return	3.37	%††	6.27%	12.11%	31.30%	(21.39)%	(11.73)%
Ratios/Supplemental data:
Net assets, end of period (000)	$409,587		$389,843	$374,416	$272,411	$188,942	$240,617
Ratios to average net assets:
Ratio of expenses to average net assets	0.24	%†	0.25%	0.24%	0.28%*	0.29%*	0.27%*
Ratio of net investment income to average net assets	1.63	%†	1.52%	1.72%	1.42%	1.27%	1.05%
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	1.62%		N/A	N/A	N/A	N/A	N/A
Portfolio turnover	0	%††	2%	5%^	N/A	N/A	N/A

†	Annualized

††	Not annualized

*	Includes effect of expenses allocated from Master Investment Portfolio (note 1)

**	Per share amounts were calculated using the average shares outstanding method.

^	Portfolio turnover figure represents the period March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level. Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Mid/Small Company Index Class I
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004**	2003	2002	2001
Net Asset Value, beginning of period	$14.99		$13.80	$11.79	$8.33	$10.21	$11.50
Income from investment operations:
Net investment income	0.09		0.13	0.12	0.04	0.06	0.07
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.73		1.20	1.99	3.47	(1.94)	(1.22)
Total from investment operations	0.82		1.33	2.11	3.51	(1.88)	(1.15)
Less distributions:
From net investment income	—		(0.14)	(0.10)	(0.05)	—	(0.05)
From net realized gains	—		—	—	—	—	(0.08)
Return of capital	—		—	—	—	—	(0.01)
Total distributions	—		(0.14)	(0.10)	(0.05)	—	(0.14)
Net Asset Value, end of period	$15.81		$14.99	$13.80	$11.79	$8.33	$10.21
Total return	5.47	%††	9.63%	17.86%	42.17%	(18.41)%	(9.90)%
Ratios/Supplemental data:
Net assets, end of period (000)	$73,007		$68,330	$56,156	$56,880	$27,427	$30,220
Ratios to average net assets:
Ratio of expenses to average net assets	0.51	%†	0.52%	0.52%	0.52%*	0.53%*	0.55%*
Ratio of net investment income to average net assets	1.14	%†	1.01%	0.95%	0.86%	0.70%	0.63%
Portfolio turnover	10	%††	12%	22%^	N/A	N/A	N/A

†	Annualized

††	Not annualized

*	Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

**	Per share amounts were calculated using the average shares outstanding.

^	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Mid/Small Company Index Class II
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004**	2003	2002	2001
Net Asset Value, beginning of period	$14.36		$13.22	$11.32	$7.99	$9.78	$11.02
Income from investment operations:
Net investment income	0.10		0.17	0.14	0.06	0.08	0.08
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.70		1.14	1.89	3.34	(1.87)	(1.16)
Total from investment operations	0.80		1.31	2.03	3.40	(1.79)	(1.08)
Less distributions:
From net investment income	—		(0.17)	(0.13)	(0.07)	—	(0.08)
From net realized gains	—		—	—	—	—	(0.08)
Total distributions	—		(0.17)	(0.13)	(0.07)	—	(0.16)
Net Asset Value, end of period	$15.16		$14.36	$13.22	$11.32	$7.99	$9.78
Total return	5.57	%††	9.87%	17.95%	42.53%	(18.30)%	(9.65)%
Ratios/Supplemental data:
Net assets, end of period (000)	$107,303		$95,502	$86,741	$52,907	$25,273	$30,158
Ratios to average net assets:
Ratio of expenses to average net assets	0.31	%†	0.32%	0.32%	0.32%*	0.33%*	0.35%*
Ratio of net investment income to average net assets	1.34	%†	1.20%	1.18%	1.06%	0.90%	0.83%
Portfolio turnover	10	%††	12%	22%^	N/A	N/A	N/A

†	Annualized

††	Not annualized

*	Includes effect of expenses allocated from the Master Investment Portfolio (Note 1)

**	Per share amounts were calculated using the average shares outstanding.

^	Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level. Per share amounts were calculated using the average shares outstanding.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Overseas Equity Index Class I
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004(a)	2003	2002	2001
Net Asset Value, beginning of period	$11.26		$10.17	$8.65	$6.36	$7.78	$10.13
Income from investment operations:
Net investment income	0.12		0.18	0.15	0.11	0.10	0.09
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.98		1.12	1.54	2.29	(1.40)	(2.30)
Total from investment operations	1.10		1.30	1.69	2.40	(1.30)	(2.21)
Less distributions:
From net investment income	—		(0.21)	(0.17)	(0.11)	(0.12)	(0.07)
From net realized gains	—		—	—	—	—	(0.01)
Return of capital	—		—	—	—	—	(0.06)
Total distributions	—		(0.21)	(0.17)	(0.11)	(0.12)	(0.14)
Net Asset Value, end of period	$12.36		$11.26	$10.17	$8.65	$6.36	$7.78
Total return	9.77	%††	12.74%	19.61%	37.75%	(16.73)%	(21.77)%
Ratios/Supplemental data:
Net assets, end of period (000)	$38,486		$32,639	$25,557	$60,601	$35,413	$35,682
Ratios to average net assets:
Ratio of expenses to average net assets	0.71	%†	0.95%	0.89%	0.69%*	0.70%*	0.68%*
Ratio of net investment income to average net assets	3.09	%†	1.82%	1.61%	1.77%	1.51%	1.05%
Portfolio turnover	1	%††	8%	12%**	N/A	N/A	N/A

†	Annualized

††	Not annualized

*	Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

**	Portfolio turnover figure represents the period from March 5, 2004, to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Overseas Equity Index Class II
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004(a)	2003	2002	2001
Net Asset Value, beginning of period	$10.67		$9.64	$8.20	$6.04	$7.40	$9.64
Income from investment operations:
Net investment income	0.22		0.20	0.18	0.11	0.12	0.10
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.83		1.06	1.46	2.17	(1.35)	(2.19)
Total from investment operations	1.05		1.26	1.64	2.28	(1.23)	(2.09)
Less distributions:
From net investment income	—		(0.23)	(0.20)	(0.12)	(0.13)	(0.08)
From net realized gains	—		—	—	—	—	(0.01)
Return of capital	—		—	—	—	—	(0.06)
Total distributions	—		(0.23)	(0.20)	(0.12)	(0.13)	(0.15)
Net Asset Value, end of period	$11.72		$10.67	$9.64	$8.20	$6.04	$7.40
Total return	9.84	%††	13.03%	20.05%	37.85%	(16.59)%	(21.56)%
Ratios/Supplemental data:
Net assets, end of period (000)	$73,742		$56,920	$41,860	$19,539	$7,661	$8,234
Ratios to average net assets:
Ratio of expenses to average net assets	0.51	%†	0.75%	0.69%	0.49%*	0.50%*	0.48%*
Ratio of net investment income to average net assets	3.37	%†	1.98%	2.10%	1.89%	1.71%	1.28%
Portfolio turnover	1	%††	8%	12%**	N/A	N/A	N/A

†	Annualized

††	Not annualized

*	Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

**	Portfolio turnover figure represents the period from March 5, 2004, to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.

(a)	Per share amounts were calculated using the average shares outstanding method.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Savings Oriented
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004	2003	2002	2001
Net Asset Value, beginning of period	$24.23		$24.21	$23.53	$21.92	$22.91	$25.09
Income from investment operations:
Net investment income	0.36		0.72	0.66	0.54	0.64	0.96
Net realized and unrealized gain (loss) on investments	(0.07)		0.02	0.70	1.64	(0.96)	(0.32)
Total from investment operations	0.29		0.74	1.36	2.18	(0.32)	0.64
Less distributions:
From net investment income	—		(0.72)	(0.68)	(0.57)	(0.61)	(1.47)
From net realized gains	—		—	—	—	(0.06)	(0.85)
In excess of net realized gain on investments	—		—	—	—	—	(0.37)
Return of capital	—		—	—	—	—	(0.13)
Total distributions	—		(0.72)	(0.68)	(0.57)	(0.67)	(2.82)
Net Asset Value, end of period	$24.52		$24.23	$24.21	$23.53	$21.92	$22.91
Total return	1.20	%††	3.06%	5.78%	9.93%	(1.38)%	2.81%
Ratios/Supplemental data:
Net assets, end of period (000)	$277,892		$281,036	$260,976	$202,264	$159,497	$137,029
Ratios to average net assets:
Ratio of expenses to average net assets	0.15	%†	0.16%	0.15%	0.16%	0.16%	0.18%
Ratio of net investment income to average net assets	2.97	%†	3.01%	3.07%	2.60%	3.06%	3.76%
Portfolio turnover	6	%††	9%	42%	10%	10%	14%

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Conservative Growth
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004	2003	2002	2001
Net Asset Value, beginning of period	$23.24		$22.87	$21.95	$19.54	$21.52	$24.81
Income from investment operations:
Net investment income	0.28		0.62	0.56	0.43	0.53	0.83
Net realized and unrealized gain (loss) on investments	0.07		0.37	0.92	2.42	(1.96)	(0.95)
Total from investment operations	0.35		0.99	1.48	2.85	(1.43)	(0.12)
Less distributions:
From net investment income	—		(0.62)	(0.56)	(0.44)	(0.55)	(1.27)
From net realized gains	—		—	—	—	—	(1.17)
In excess of net realized gain on investments	—		—	—	—	—	(0.53)
Return of capital	—		—	—	—	—	(0.20)
Total distributions	—		(0.62)	(0.56)	(0.44)	(0.55)	(3.17)
Net Asset Value, end of period	$23.59		$23.24	$22.87	$21.95	$19.54	$21.52
Total return	1.51	%††	4.31%	6.74%	14.64%	(6.66)%	0.09%
Ratios/Supplemental data:
Net assets, end of period (000)	$516,625		$512,992	$480,096	$376,001	$280,787	$280,813
Ratios to average net assets:
Ratio of expenses to average net assets	0.14	%†	0.15%	0.14%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	2.42	%†	2.72%	2.70%	2.29%	2.64%	3.17%
Portfolio turnover	6	%††	7%	27%	8%	12%	15%

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Traditional Growth
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004	2003	2002	2001
Net Asset Value, beginning of period	$22.46		$21.67	$20.45	$17.19	$20.06	$24.64
Income from investment operations:
Net investment income	0.18		0.47	0.39	0.29	0.34	0.57
Net realized and unrealized gain (loss) on investments	0.29		0.79	1.22	3.27	(2.88)	(1.69)
Total from investment operations	0.47		1.26	1.61	3.56	(2.54)	(1.12)
Less distributions:
From net investment income	—		(0.47)	(0.39)	(0.30)	(0.33)	(0.92)
From net realized gains	—		—	—	—	—	(1.78)
In excess of net realized gain on investments	—		—	—	—	—	(0.62)
Return of capital	—		—	—	—	—	(0.14)
Total distributions	—		(0.47)	(0.39)	(0.30)	(0.33)	(3.46)
Net Asset Value, end of period	$22.93		$22.46	$21.67	$20.45	$17.19	$20.06
Total return	2.09	%††	5.79%	7.89%	20.68%	(12.64)%	(3.62)%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,204,602		$1,135,671	$1,005,076	$795,581	$566,555	$571,357
Ratios to average net assets:
Ratio of expenses to average net assets	0.13	%†	0.14%	0.14%	0.15%	0.14%	0.15%
Ratio of net investment income to average net assets	1.58	%†	2.21%	2.01%	1.73%	1.94%	2.20%
Portfolio turnover	5	%††	4%	14%	9%	11%	13%

†	Annualized

††	Not annualized

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio Long-Term Growth
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004	2003	2002	2001
Net Asset Value, beginning of period	$22.16		$21.02	$19.48	$15.48	$19.16	$24.53
Income from investment operations:
Net investment income	0.09		0.38	0.26	0.20	0.22	0.36
Net realized and unrealized gain (loss) on investments	0.46		1.14	1.54	4.01	(3.67)	(2.39)
Total from investment operations	0.55		1.52	1.80	4.21	(3.45)	(2.03)
Less distributions:
From net investment income	—		(0.38)	(0.26)	(0.21)	(0.22)	(0.62)
From net realized gains	—		—	— *	(0.00)*	(0.01)	(2.11)
In excess of net realized gain on investments	—		—	—	—	—	(0.59)
Return of capital	—		—	—	—	—	(0.02)
Total distributions	—		(0.38)	(0.26)	(0.21)	(0.23)	(3.34)
Net Asset Value, end of period	$22.71		$22.16	$21.02	$19.48	$15.48	$19.16
Total return	2.48	%††	7.24%	9.25%	27.21%	(18.01)%	(7.15)%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,295,431		$1,209,329	$1,040,507	$820,777	$528,710	$533,348
Ratios to average net assets:
Ratio of expenses to average net assets	0.13	%†	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of net investment income to average net assets	0.84	%†	1.87%	1.39%	1.33%	1.40%	1.40%
Portfolio turnover	5	%††	7%	8%	4%	9%	10%

†	Annualized

††	Not Annualized

*	Rounds to less than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Model Portfolio All-Equity Growth
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Year Ended December 31,
			2005	2004	2003	2002	2001
Net Asset Value, beginning of period	$22.96		$21.39	$19.49	$14.68	$19.41	$24.27
Income from investment operations:
Net investment income (loss)	(0.02)		0.25	0.11	0.07	0.06	0.13
Net realized and unrealized gain (loss) on investments	0.75		1.57	1.90	4.81	(4.73)	(3.05)
Total from investment operations	0.73		1.82	2.01	4.88	(4.67)	(2.92)
Less distributions:
From net investment income	—		(0.25)	(0.11)	(0.07)	(0.06)	(0.42)
From net realized gains	—		—	—	—	—	(1.02)
In excess of net realized gain on investments	—		—	—	—	—	(0.49)
Return of capital	—		—	—	(0.00)*	—	(0.01)
Total distributions	—		(0.25)	(0.11)	(0.07)	(0.06)	(1.94)
Net Asset Value, end of period	$23.69		$22.96	$21.39	$19.49	$14.68	$19.41
Total return	3.18	%††	8.49%	10.30%	33.26%	(24.07)%	(11.13)%
Ratios/Supplemental data:
Net assets, end of period (000)	$377,600		$303,975	$216,415	$128,145	$54,779	$37,812
Ratios to average net assets:
Ratio of expenses to average net assets	0.15	%†	0.16%	0.16%	0.17%	0.18%	0.20%
Ratio of net investment income (loss) to average net assets	(0.15	)%†	1.30%	0.64%	0.59%	0.45%	0.21%
Portfolio turnover	6	%††	2%	9%	3%	6%	18%

†	Annualized

††	Not Annualized

*	Rounds to les than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone Retirement Income
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.14		$10.00
Income from investment operations:
Net investment income	0.13		0.19
Net realized and unrealized gain on investments	—		0.15
Total from investment operations	0.13		0.34
Less distributions:
From net investment income	—		(0.19)
From net realized gains	—		(0.01)
Total distributions	—		(0.20)
Net Asset Value, end of period	$10.27		$10.14
Total return	1.28	%††	3.39	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$17,117		$13,146
Ratios to average net assets:
Ratio of expenses to average net assets	0.64	%†	1.20	%†
Ratio of net investment income to average net assets	2.44	%†	2.54	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.15	%†	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	2.92	%†	3.59	%†
Portfolio turnover	15	%††	35	%††

†	Annualized

††	Not annualized

*	Commencement of operations

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2010
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.28		$10.00
Income from investment operations:
Net investment income	0.10		0.18
Net realized and unrealized gain on investments	0.07		0.29
Total from investment operations	0.17		0.47
Less distributions:
From net investment income	—		(0.18)
From net realized gains	—		(0.01)
Total distributions	—		(0.19)
Net Asset Value, end of period	$10.45		$10.28
Total return	1.65	%††	4.65	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$35,116		$26,638
Ratios to average net assets:
Ratio of expenses to average net assets	0.37	%†	0.62	%†
Ratio of net investment income to average net assets	1.98	%†	2.49	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.16	%†	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	2.18	%†	2.97	%†
Portfolio turnover	10	%††	18	%††

†	Annualized

††	Not annualized

*	Commencement of operations.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2015
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.44		$10.00
Income from investment operations:
Net investment income	0.07		0.15
Net realized and unrealized gain on investments	0.17		0.44
Total from investment operations	0.24		0.59
Less distributions:
From net investment income	—		(0.15)
From net realized gains	—		(0.00	)**
Total distributions	—		(0.15)
Net Asset Value, end of period	$10.68		$10.44
Total return	2.30	%††	5.93	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$59,356		$41,455
Ratios to average net assets:
Ratio of expenses to average net assets	0.27	%†	0.48	%†
Ratio of net investment income to average net assets	1.43	%†	2.43	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.16	%†	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	1.54	%†	2.76	%†
Portfolio turnover	5	%††	8	%††

†	Annualized

††	Not annualized

*	Commencement of operations.

**	Rounds to less than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2020
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.50		$10.00
Income from investment operations:
Net investment income	0.05		0.14
Net realized and unrealized gain on investments	0.24		0.50
Total from investment operations	0.29		0.64
Less distributions:
From net investment income	—		(0.14)
From net realized gains	—		(0.00	)**
Total distributions	—		(0.14)
Net Asset Value, end of period	$10.79		$10.50
Total return	2.76	%††	6.48	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$42,454		$27,240
Ratios to average net assets:
Ratio of expenses to average net assets	0.34	%†	0.67	%†
Ratio of net investment income to average net assets	1.02	%†	2.14	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.16	%†	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	1.20	%†	2.67	%†
Portfolio turnover	3	%††	6	%††

†	Annualized

††	Not annualized

*	Commencement of operations

**	Rounds to less than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2025
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.58		$10.00
Income from investment operations:
Net investment income	0.04		0.14
Net realized and unrealized gain on investments	0.28		0.58
Total from investment operations	0.32		0.72
Less distributions:
From net investment income	—		(0.14)
From net realized gains	—		(0.00	)**
Total distributions	—		(0.14)
Net Asset Value, end of period	$10.90		$10.58
Total return	3.02	%††	7.18	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$32,086		$19,479
Ratios to average net assets:
Ratio of expenses to average net assets	0.41	%†	0.90	%†
Ratio of net investment income to average net assets	0.64	%†	1.81	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.16	%†	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	0.89	%†	2.56	%†
Portfolio turnover	2	%††	7	%††

†	Annualized

††	Not annualized

*	Commencement of operations.

**	Rounds to less than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2030
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.64		$10.00
Income from investment operations:
Net investment income	0.03		0.13
Net realized and unrealized gain on investments	0.33		0.64
Total from investment operations	0.36		0.77
Less distributions:
From net investment income	—		(0.13)
From net realized gains	—		(0.00	)**
Total distributions	—		(0.13)
Net Asset Value, end of period	$11.00		$10.64
Total return	3.38	%††	7.68	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$17,364		$10,054
Ratios to average net assets:
Ratio of expenses to average net assets	0.65	%†	1.75	%†
Ratio of net investment income to average net assets	0.14	%†	0.98	%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.16	%†	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	0.63	%†	2.58	%†
Portfolio turnover	2	%††	15	%††

†	Annualized

††	Not annualized

*	Commencement of operations.

**	Rounds to less than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2035
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.69		$10.00
Income from investment operations:
Net investment income	0.02		0.12
Net realized and unrealized gain on investments	0.37		0.69
Total from investment operations	0.39		0.81
Less distributions:
From net investment income	—		(0.12)
From net realized gains	—		(0.00	)**
Total distributions	—		(0.12)
Net Asset Value, end of period	$11.08		$10.69
Total return	3.65	%††	8.13	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$10,623		$4,458
Ratios to average net assets:
Ratio of expenses to average net assets	1.05	%†	3.50	%†
Ratio of net investment loss to average net assets	(0.50	)%†	(1.09	)%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.17	%†	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	0.38	%†	2.26	%†
Portfolio turnover	5	%††	13	%††

†	Annualized

††	Not annualized

*	Commencement of operations.

**	Rounds to less than $0.01

See Notes to Financial Statements.

VANTAGEPOINT FUNDS

Financial Highlights
(For a share outstanding throughout each period)

	Milestone 2040
	For the Period from January 1, 2006 to June 30, 2006 (Unaudited)		For the Period from January 3, 2005* to December 31, 2005
Net Asset Value, beginning of period	$10.68		$10.00
Income from investment operations:
Net investment income	0.01		0.12
Net realized and unrealized gain on investments	0.38		0.70
Total from investment operations	0.39		0.82
Less distributions:
From net investment income	—		(0.12)
From net realized gains	—		(0.02)
Total distributions	—		(0.14)
Net Asset Value, end of period	$11.07		$10.68
Total return	3.65	%††	8.14	%††
Ratios/Supplemental data:
Net assets, end of period (000)	$6,265		$3,087
Ratios to average net assets:
Ratio of expenses to average net assets	1.73	%†	5.49	%†
Ratio of net investment loss to average net assets	(1.22	)%†	(2.91	)%†
Ratio of expenses to average net assets after expense reductions and reimbursed expenses	0.16	%†	0.15	%†
Ratio of net investment income to average net assets after expense reductions and reimbursed expenses	0.35	%†	2.43	%†
Portfolio turnover	23	%††	35	%††

†	Annualized

††	Not annualized

*	Commencement of operations.

See Notes to Financial Statements.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.	Organization

The Vantagepoint Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. The Company consisted of the following series on June 30, 2006:

The “Actively Managed Funds”:	The “Index Funds”:
Money Market Fund	Core Bond Index Fund
Short-Term Bond Fund[1]	500 Stock Index Fund
US Government Securities Fund	Broad Market Index Fund
Asset Allocation Fund	Mid/Small Company Index Fund
Equity Income Fund	Overseas Equity Index Fund
Growth & Income Fund
Growth Fund
Aggressive Opportunities Fund
International Fund

The “Milestone Funds”:	The “Model Portfolio Funds”:
Milestone Retirement Income Fund	Model Portfolio Savings Oriented Fund
Milestone 2010 Fund	Model Portfolio Conservative Growth Fund
Milestone 2015 Fund	Model Portfolio Traditional Growth Fund
Milestone 2020 Fund	Model Portfolio Long-Term Growth Fund
Milestone 2025 Fund	Model Portfolio All-Equity Growth Fund
Milestone 2030 Fund
Milestone 2035 Fund
Milestone 2040 Fund

The Milestone Funds commenced operations on January 3, 2005. Each fund received $500,000 in exchange for shares purchased by the ICMA Retirement Corporation (“ICMA-RC”), the parent company of Vantagepoint Investment Advisers, LLC (“VIA”), the investment adviser to each series of the Company.

The Actively Managed, Model Portfolio and Milestone Funds offer a single class of shares. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. The two classes of shares differ principally in their respective level of account-based services and the fees associated with such services. Ordinary dividends to shareholders are allocated to each class, based upon shares outstanding on the date of distribution. Neither class has preferential dividend rights. Differences in per share dividend rates are generally due to differences in separate class expenses.

The Model Portfolio Fund Structure

The Model Portfolio Funds invest entirely in other series of the Company (“underlying funds”). Subject to the supervision of the Company’s Board of Directors (“Board”), VIA may make allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is optimum for each Model Portfolio Fund. The underlying funds of each Model Portfolio Fund and the current target percentage investment in each underlying fund as of June 30, 2006 are as follows:

	Short-Term Bond	US Government Securities	Core Bond Index	Equity Income	Growth & Income
Model Portfolio Savings Oriented	35%	10%	30%	10%	10%
Model Portfolio Conservative Growth	30%	0%	30%	9.5%	9.5%
Model Portfolio Traditional Growth	20%	0%	20%	9%	14%
Model Portfolio Long-Term Growth	0%	0%	20%	11.5%	18.5%
Model Portfolio All-Equity Growth	0%	0%	0%	13%	18%

1	On November 8, 2004 the Vantagepoint Income Preservation Fund changed its name to the Vantagepoint Short-Term Bond Fund and changed its investment objective, strategies and subadvisers.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Growth	Aggressive Opportunities	International	Fixed Income	Equity
Model Portfolio Savings Oriented	0%	0%	5%	75%	25%
Model Portfolio Conservative Growth	7.5%	5%	8.5%	60%	40%
Model Portfolio Traditional Growth	14%	10%	13%	40%	60%
Model Portfolio Long-Term Growth	18.5%	15%	16.5%	20%	80%
Model Portfolio All-Equity Growth	28%	20%	21%	0%	100%

The Milestone Fund Structure

The Milestone Funds invest entirely in underlying funds. VIA may make, subject to the supervision of the Board of Directors, allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different funds of the Company. The Milestone Funds are designed to serve as investing vehicles for retirement assets. Each fund invests in a professionally selected combination of equity and fixed income underlying funds that is believed to be appropriate given the time remaining until a stated retirement date. VIA adjusts the asset allocation of each “dated” Milestone Fund to become more conservative as the designated year approaches. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Milestone Fund and the current target percentage investment in each underlying fund as of June 30, 2006 are as follows:

	Short-Term Bond	Core Bond Index	Equity Income	Growth & Income	Growth
Milestone Retirement Income	35%	35%	10%	15%	0%
Milestone 2010	23%	31%	10%	24.6%	4%
Milestone 2015	12%	26%	9.2%	30.2%	5.8%
Milestone 2020	6%	23%	9%	33.4%	6.4%
Milestone 2025	1%	20.5%	9%	36.4%	6.9%
Milestone 2030	0%	16%	8.2%	38.2%	7.4%
Milestone 2035	0%	11%	7.2%	39.7%	7.9%
Milestone 2040	0%	10%	7%	40%	8%

	Mid/Small Company Index	International	Fixed Income	Equity
Milestone Retirement Income	0%	5%	70%	30%
Milestone 2010	0%	7.4%	54%	46%
Milestone 2015	5.6%	11.2%	38%	62%
Milestone 2020	8.6%	13.6%	29%	71%
Milestone 2025	10.6%	15.6%	21.5%	78.5%
Milestone 2030	12.6%	17.6%	16%	84%
Milestone 2035	14.6%	19.6%	11%	89%
Milestone 2040	15%	20%	10%	90%

Since the Model Portfolio and Milestone Funds invest entirely in underlying funds, investment earnings are composed of:

1.	dividend and capital gain distributions from the underlying funds

2.	unrealized appreciation/depreciation on investments in the underlying funds

3.	realized gain/loss from sales of the shares of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing of the Model Portfolio and Milestone Funds.

Change in Structure of Index Funds

On December 11, 2003, the Board approved the conversion of the Index Funds from a Master-Feeder structure to a stand-alone structure where each Index Fund has an investment adviser and subadviser. In a Master-Feeder structure, a feeder fund invests in a master portfolio that invests in individual securities and has substantially the same investment

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

objectives as the feeder fund. In a stand-alone structure, a fund invests directly in individual securities. On March 8, 2004, the Index Funds began investing in securities directly and Mellon Capital Management Corporation began serving as a subadviser to each of the Index Funds. The Board also approved the discontinuation of investing in Barclays Global Fund Advisors’ Master Investment Portfolios (“Master Portfolios”) in conjunction with the new fund structure. On March 8, 2004, the Index Funds received assets in each fund as follows:

	Core Bond	500 Stock	Broad Market	Mid/Small Company	Overseas Equity
Received assets	$617,378,547	$339,746,824	$577,597,655	$132,704,425	$50,359,599
Unrealized Appreciation/(Depreciation)	$(1,699,132)	$164,261,037	$149,463,973	$44,498,556	$17,924,012

As of March 8, 2004, the received assets for each fund included the above-noted amounts of unrealized appreciation (depreciation) from a tax-free redemption. The accounting policies of the Index Funds, when the Index Funds were invested in the Master Portfolios from January 1, 2004 through March 5, 2004, were the same as the Index Funds’ policies disclosed herein.

Transition of Income Preservation Fund to Short-Term Bond Fund

On November 8, 2004, the name, investment objective, investment strategies and certain subadvisers of the Income Preservation Fund were changed. Pacific Investment Management Company, LLC (“PIMCO”) and Wellington Management Company, LLP (“Wellington”) were terminated in September 2004 as subadvisers. STW Fixed Income became a subadviser in November 2004 and Payden & Rygel continued as a subadviser. The Board took these actions because it concluded that it was not likely that the fund would be able to continue, over the long term, to follow its investment strategy of using wrapper agreements to seek to preserve capital and maintain a stable net asset value per share. The Board’s conclusion was based on, among other things, the regulatory uncertainty, at the time regarding the method of valuing wrapper agreements.

In early August 2004, at the direction of VIA, the fund’s investment adviser, the average duration of the fund’s portfolio was shortened to approximately 1.5 years, as permitted by the fund’s investment guidelines. Beginning in early September 2004, those portions of the fund’s portfolio subadvised by Wellington and PIMCO were placed under the management of the fund’s remaining subadviser, Payden & Rygel. In order to seek to maintain a stable net asset value, Payden & Rygel invested the fund’s assets in a portfolio of short-term fixed income instruments with less than 60 days to maturity (“Interim Portfolio”). Payden & Rygel constructed the Interim Portfolio and continued to subadvise the portfolio, subject to VIA’s oversight. Shortly before the November 8, 2004 conversion took place, the Interim Portfolio matured and the fund’s assets were primarily invested in cash and cash equivalents for a brief period of time. By investing its assets in this manner, the fund was able to maintain a stable net asset value of $100 per share until the November 8, 2004 conversion.

The Short-Term Bond Fund retains the historical performance, the ticker symbol, and cusip number of the Income Preservation Fund. While the fund’s goal is to seek total return that is consistent with preservation of capital, there is no assurance that the fund will be able to do so. As a short-term bond fund, the fund’s investment returns are expected to be more volatile and will vary depending on market conditions, particularly over the short-term. The fund’s net asset value will fluctuate. Information statements related to the changes were sent to shareholders on October 15, 2004 and February 14, 2005. The changes were also disclosed in supplements to the prospectus dated May 1, 2004, as amended on September 2, 2004 and November 8, 2004.

Subadviser Changes

At a meeting held on December 16, 2005, the Board approved the appointment of GlobeFlex Capital, LP and Walter Scott & Partners Limited as additional subadvisers to the International Fund, which became effective January 3, 2006.

Artisan Partners Limited Partnership and Capital Guardian Trust Company continue to serve as subadvisers to the International Fund. In a transition phase which began on or about January 4, 2006, the International Fund’s assets were transitioned and reallocated to and among the fund’s four subadvisers.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

At the meeting held on December 16, 2005, the Board also approved new fee schedules with T. Rowe Price Associates Inc. (“T. Rowe Price”) relating to its services as a subadviser to the Growth & Income Fund and the Equity Income Fund, which reflect a reduction in the subadvisory fee rates to be paid to T. Rowe Price. These changes, became effective on January 1, 2006.

At a meeting held on January 19, 2006, the Board approved the termination of Wellington Management Company, LLP as a subadviser to the fund, and the appointment of Legg Mason Capital Management, Inc. and TimesSquare Capital Management, LLC as additional subadvisers to the Aggressive Opportunities Fund, which became effective January 25, 2006.

At a meeting held on May 19, 2006, the Board approved the termination of the subadvisory agreement with Fidelity Management & Research Company for the Growth Fund. Goldman Sachs Asset Management, L.P., Legg Mason Capital Management, Inc., Peregrine Capital Management, Inc., Tukman Capital Management, Inc. and Westfield Capital Management Company, LLC continue to serve as subadvisers to the Growth Fund.

2.	Significant Accounting Policies

The Company’s significant accounting policies are consistently applied in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America. Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities at the date of the financial statements as well as the revenue and expense amounts during the reporting period. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

Investment Policy and Security Valuation

The equity securities held by each fund normally are valued at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“Nasdaq”) are valued at the Nasdaq Official Closing Price. Equity securities not traded on an exchange or on Nasdaq normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest bid price and the lowest priced offer obtained from quotation services believed to be reliable. Fixed income debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at amortized cost. Prices for other fixed income securities are normally obtained from a commercial pricing service that may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Company’s Board of Directors. The valuation of certain foreign equity securities is described below.

On any given business day, shares of the underlying funds in which the Model Portfolio Funds and Milestone Funds invest are valued by using the underlying funds’ respective net asset values (NAVs) for purchase and/or redemption orders placed that day.

The Money Market Fund invests all of its assets in the Institutional Class of the AIM Short-Term Investments Trust Liquid Assets Portfolio (“AIM Portfolio”). The AIM Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security’s historical cost adjusted for amortization of discount or premium, if any, approximates market value. On any given business day, the shares of the AIM Portfolio are valued by the Money Market Fund using the AIM Portfolio’s NAV for purchase and/or redemption orders places that day.

Valuation of Foreign Securities

For foreign equity securities held by the funds principally traded in markets outside North and South America, the Board approved, effective October 1, 2004, the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security and the Board has approved the use of the fair value prices provided by the service on a daily basis without a market trigger or confidence interval

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

filter for all foreign equity securities held by the funds that are principally traded in markets outside North and South America. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security, in accordance with the Company’s valuation procedures.

When Issued Securities

When issued securities or “To Be Announced” securities are held by the funds. The fund maintains security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange using the Reuters snap-shot at 12 pm Eastern Time each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date net of applicable taxes withheld by foreign countries, and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid monthly to shareholders of the Core Bond Index Fund, the Short-Term Bond Fund and US Government Securities Fund. Dividends from net investment income are declared daily and paid monthly to shareholders of the Money Market Fund. Prior to November 2004, dividends from net investment income were declared daily and paid monthly to shareholders of the Short-Term Bond Fund. For the remaining Actively Managed Funds, the Index Funds, the Model Portfolio Funds and the Milestone Funds, dividends from net investment income are declared and paid annually to shareholders. Distributions from any net realized capital gains are generally declared and paid annually to shareholders. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the funds, dividends payable, and differing characterization of distributions made by each fund as a whole. Net investment incomes per share calculations in the Financial Highlights were not affected by these reclassifications.

Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital, net investment income or realized gains. These include net operating losses not utilized during the current year, commission adjustments, paydown gains and losses, bond premium amortization or foreign currency gains and losses, taxable overdistributions or returns of capital, recharacterized distributions, and adjustments relating to dispositions of Real Estate Investment Trust and Passive Foreign Investment Company securities. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes

Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

company taxable income and any net realized capital gains (after reduction for capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision for federal income or excise taxes is required.

Futures Contracts

The funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the fund is required to segregate cash or liquid instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures may exceed the amounts reflected in the financial statements. As of June 30, 2006, the following funds had open futures contracts:

Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
2,278	CME	E-MINI S&P 500 Index	September 2006	$145,723,660	$(1,265,284)
29	CME	S&P 500 Index	September 2006	$9,275,650	(98,159)
			Total Unrealized Depreciation		$(1,363,443)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
82	CME	E-MINI S&P 500 Index	September 2006	$5,245,540	$35,005
			Total Unrealized Appreciation		$35,005

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
10	CME	E-Mini Russell Index	September 2006	$731,500	$27,540
64	CME	E-Mini S&P 500 Index	September 2006	$4,094,080	22,818
			Total Unrealized Appreciation		$50,358

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
31	CME	E-Mini Russell Index	September 2006	$2,267,650	$67,530
30	CME	E-Mini S&P Mid 400 Index	September 2006	$2,314,800	45,480
			Total Unrealized Appreciation		$113,010

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
33	EUX	DJ Stoxx 50 Eurodollar	September 2006	$1,543,808	$77,458
11	LIF	FTSE 100 Index	September 2006	$1,184,074	53,648
8	TSE	Topix Index	September 2006	$1,110,374	51,454
			Total Unrealized Appreciation		$182,560

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. As of June 30, 2006, the funds had the following open forward foreign currency exchange contracts outstanding:

Growth Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2006	Net Unrealized (Loss)
Sale Contracts
Canadian Dollar	07/03/2006	$1,104	$1,108	$(4)
		Net Loss on Sale Contracts		$(4)
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(4)

Aggressive Opportunities Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2006	Net Unrealized Gain/(Loss)
Purchase Contracts
Euro Dollar	12/27/2006	$3,688,845	$3,662,245	$(26,600)
		Net Loss on Purchase Contracts		$(26,600)
Sale Contracts
Euro Dollar	12/27/2006	$3,443,238	$3,662,245	$(219,007)
Japanese Yen	09/21/2006	12,617,728	12,360,627	257,101
		Net Gain on Sale Contracts		$38,094
		Net Unrealized Gain on Forward Foreign Currency Contracts		11,494

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

International Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2006	Net Unrealized Gain/(Loss)
Purchase Contracts
Australian Dollar	07/03/2006	$131,786	$132,408	$622
	07/21/2006	1,165,581	1,161,802	(3,779)
British Pound Sterling	09/26/2006	1,286,697	1,299,434	12,737
Euro Dollar	07/03/2006	87,125	87,896	771
	07/05/2006	142,563	142,419	(144)
Japanese Yen	07/03/2006	1,189,417	1,204,069	14,652
	07/05/2006	405,913	405,346	(567)
Swiss Franc	07/05/2006	48,832	48,782	(50)
		Net Gain on Purchase Contracts		$24,242
Sale Contracts
Canadian Dollar	07/03/2006	$3,910	$3,923	$(13)
Euro Dollar	07/03/2006	937,121	943,321	(6,200)
	07/05/2006	84,780	85,526	(746)
	07/21/2006	1,165,581	1,201,050	(35,469)
Japanese Yen	07/03/2006	574,884	579,893	(5,009)
	07/05/2006	148,107	148,986	(879)
Swedish Krona	07/03/2006	102,304	104,601	(2,297)
Swiss Franc	09/26/2006	1,286,697	1,303,543	(16,846)
		Net Loss on Sale Contracts		$(67,459)
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(43,217)

Overseas Equity Index Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2006	Net Unrealized Gain/(Loss)
Purchase Contracts
British Pound Sterling	09/21/2006	$1,420,172	$1,424,324	$4,152
Euro Dollar	09/21/2006	1,919,589	1,936,767	17,178
Japanese Yen	09/21/2006	1,474,845	1,472,769	(2,076)
		Net Gain on Purchase Contracts		$19,254
Sale Contracts
British Pound Sterling	09/21/2006	413,591	414,302	(711)
Euro Dollar	09/21/2006	615,014	622,175	(7,161)
Japanese Yen	09/21/2006	397,781	399,910	(2,129)
		Net Loss on Sale Contracts		$(10,001)
		Net Unrealized Gain on Forward Foreign Currency Contracts		$9,253

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Option Contracts

The Short-Term Bond Fund may use options to obtain exposure to fixed income sectors without incurring leverage. The International and Aggressive Opportunities Funds may use options for currency management. Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of which is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchased upon exercise.

Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations. There are no other transaction fees associated with option contracts other than the premium paid or received. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the fund pays a premium whether or not the option is exercised.

At June 30, 2006, there were no written options.

Swap Agreements

The Short-Term Bond, US Government Securities, and Core Bond Index Funds may invest in swap agreements to manage interest rate and credit exposure. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange between two parties of their respective commitments to pay or receive interest. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as a component of net realized gain (loss). Entering into these agreements involves, to varying degrees, elements of credit, default, prepayment, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, the counterparty to these agreements may default on its obligation to perform and there may be unfavorable changes in interest rates.

At June 30, 2006, there were no open swap agreements. In addition, there were no swap agreements in 2005.

Repurchase Agreements

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time (“repurchase agreements”) are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each fund’s Schedule of Investments. The funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank. It is VIA’s responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements are collateralized by U.S. Government securities. If the custodian or counterparty becomes bankrupt, the funds’ realization of collateral might be delayed, or the funds may incur a cost or possible losses of principal and income in selling the collateral.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

3.	Agreements and Other Transactions with Affiliates

VIA, a wholly owned subsidiary of ICMA-RC, provides investment advisory services to each of the Actively Managed, Index, Model Portfolio and Milestone Funds. Pursuant to Master Advisory Agreements, VIA is entitled to receive 0.10% of the average daily net assets of each Actively Managed, Model Portfolio and Milestone Funds and 0.05% of the average daily net assets of the Index Funds. For these services, VIA received $6,776,241 in aggregate for the six months ended June 30, 2006.

Effective July 1, 2005 the advisory fee paid to VIA for each Model Portfolio Fund is calculated as follows:

•	0.10% on the first $500 million of net assets

•	0.09% on the next $500 million of net assets

•	0.08% on net assets over $1 billion.

VIA and the Company contract with one or more subadvisers (“Subadvisers”) for the day-to-day management of each of the funds other than the Money Market, Model Portfolio and Milestone Funds. Each Subadviser is paid a fee by the funds during the year based on average net assets under management. The fee structure for many of the Subadvisers provides for a range of fees so that as average net assets of a fund increase the rate of fee paid decreases. With other subadvisers, one fee is applicable to all levels of assets under management. Additional information about each subadviser’s fee are presented in the funds’ Prospectus and Statement of Additional Information. Presented on the following page are the fees paid by the funds to subadvisers during the six months ended June 30, 2006. Fees are shown as an annual percentage of average net assets under management as well as total dollars paid. The total dollars below represent amounts paid to the subadvisers for services performed during the period of July 1, 2005 through March 31, 2006.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund	Subadviser	Contractual Fee as a Percentage of Average Daily Net Assets	Dollars Paid
Short-Term Bond	Payden & Rygel	0.10%	$121,089
	STW Fixed Income Management Ltd.	0.18%	121,397

US Government Securities	Mellon Capital Management Corporation	0.06%	43,607

Asset Allocation	Mellon Capital Management Corporation	0.23%	858,242

Equity Income	Barrow, Hanley, Mewhinney & Strauss, Inc.	0.24%	530,451
	T. Rowe Price Associates, Inc.	0.37%	820,754
	Southeastern Asset Management, Inc.	0.53%	1,031,201

Growth & Income	Capital Guardian Trust Company(1)	0.24%	401,710
	T. Rowe Price Associates, Inc.	0.38%	639,545
	Wellington Management Company, LLP	0.28%	470,410

Growth(2)	Fidelity Management & Research Company(3)	0.62%	1,673,807
	Goldman Sachs Asset Management, L.P.	0.22%	194,712
	Legg Mason Capital Management, Inc.	0.39%	782,240
	Peregrine Capital Management	0.36%	1,158,527
	Tukman Capital Management, Inc.	0.50%	558,467
	Westfield Capital Management Company, LLC	0.33%	689,454

Aggressive Opportunities(4)	Legg Mason Capital Management, Inc.	0.39%	179,996
	Southeastern Asset Management, Inc.	0.55%	1,271,976
	TimesSquare Capital Management, LLC	0.50%	261,548
	T. Rowe Price Associates, Inc.	0.58%	1,201,193
	Wellington Management Company, LLP(5)	0.68%	976,449

International	Artisan Partners Limited Partnership	0.70%	972,702
	Capital Guardian Trust Company(6)	0.41%	647,201
	GlobeFlex Capital, LP	0.40%	113,100
	Walter Scott & Partners Limited	0.54%	—

Core Bond Index	Mellon Capital Management Corporation	0.02%	112,415

500 Stock Index	Mellon Capital Management Corporation	0.02%	36,420

Broad Market Index	Mellon Capital Management Corporation	0.02%	66,610

Mid/Small Company Index	Mellon Capital Management Corporation	0.04%	39,193

Overseas Equity Index	Mellon Capital Management Corporation	0.08%	37,193

(1)	Minimum fee of $167,500 per year.

(2)	At a meeting held on May 19, 2006, the Board approved the termination of the subadvisory agreement with Fidelity Management & Research Company for the Growth Fund. Goldman Sachs Asset Management, L.P., Legg Mason Capital Management, Inc., Peregrine Capital Management, Inc., Tukman Capital Management, Inc. and Westfield Capital Management Company, LLC continue to serve as subadvisers to the Growth Fund. In a transition phase that began on May 30, 2006, the Growth Fund’s assets were transitioned and reallocated to and among the five remaining subadvisers.

(3)	From May 1, 2001 to June 30, 2006, FMR Co. Inc. served as a sub-subadviser to this fund and was compensated from the fees paid to this subadviser.

(4)	At a meeting held on January 19, 2006, the Board approved the termination of the subadvisory agreement with Wellington Management Company, LLP for the Aggressive Opportunities Fund and approved the appointment of Legg Mason Capital Management, Inc. and TimesSquare Capital Management, LLC as additional subadvisers to the Aggressive Opportunities Fund, which became effective January 25, 2006.

(5)	From June 7, 2004 through February 28, 2006, Wellington Management International Ltd served as a sub-subadviser to this fund, and was compensated from the fees paid to this subadviser.

(6)	Minimum fee of $337,500 per year.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Expenses

The Model Portfolio and Milestone Funds incur fees and expenses indirectly as shareholders in their respective underlying funds and the Money Market Fund incurs fees and expenses indirectly as a shareholder of the AIM Portfolio. Because the underlying funds have varied expense and fee levels and the Model Portfolio, Milestone and, Money Market Funds may own different proportions of such funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio, Milestone and Money Market Funds will vary.

Fee Waivers

From March 1, 1999 until May 1, 2002, VIA voluntarily agreed to waive any fees that would result in total fund expenses of the Money Market Fund exceeding an annual rate of 0.55% of average net assets.

From January 3, 2005 until April 30, 2006, VIA contractually agreed to waive fees and/or reimburse expenses to each of the Milestone Funds limiting the direct operating expenses to no more than 0.05% of the Fund’s average daily net assets on an annualized basis. Effective May 1, 2006 through April 30, 2007, VIA has agreed to limit each Fund’s total fund operating expenses to the following percentages: Milestone Retirement Income — 0.81%; Milestone 2010 Fund — 0.88%; Milestone 2015 Fund — 0.91%; Milestone 2020 Fund — 0.93%; Milestone 2025 Fund — 0.95%; Milestone 2030 Fund — 0.97%; Milestone 2035 — 0.99% and Milestone 2040 Fund — 0.99%. For the six month period ended June 30, 2006, VIA reimbursed each fund as follows:

Milestone Retirement Income	$34,675
Milestone 2010	$31,865
Milestone 2015	$29,267
Milestone 2020	$31,157
Milestone 2025	$32,173
Milestone 2030	$33,351
Milestone 2035	$34,297
Milestone 2040	$34,984

T. Rowe Price Associates, Inc. voluntarily waives a portion of its aggregate subadvisory fees for the Growth & Income, Equity Income and Aggressive Opportunities Funds. This voluntary fee waiver was first implemented on May 1, 2003. Through September 30, 2005, 2.5% of the aggregate fees were waived on total assets managed between $250 million and $500 million and 5% of the aggregate fees were waived on total assets managed in excess of $500 million. Effective October 1, 2005, 2.5% of the aggregate fees were waived on the first $500 million of assets managed and 5% on assets managed in excess of $500 million. For the six months ended June 30, 2006, this voluntary fee waiver totaled $109,325 of which $33,708 was allocated to the Equity Income Fund, $26,268 to the Growth & Income Fund and $49,349 to the Aggressive Opportunities Fund.

Correction of Error in Payments Made

During 2004, errors were discovered in the payments of amounts by the Company to IBT for sub-transfer agency services provided. Under the sub-transfer agency agreement, these payments should have been charged to and paid for by VTA. The errors resulted in excess payments from the inception of the Company through April 30, 2004 of approximately $1.2 million. The Company was also disadvantaged due to understated NAVs by approximately $94,000. VTA fully reimbursed the Company on October 1, 2004 for the total impact plus interest. The total reimbursement to the Company was approximately $1.4 million. There was no material impact on the financial statements of the funds as a result of this matter.

For 20 of 24 funds (which includes classes of the Index Funds), the cumulative error amount through April 30, 2004 was less than $0.01 per capital share outstanding. In four classes of the Index Funds (Mid/Small Company Index Class I, Mid/Small Company Index Class II, Overseas Equity Index Class I, and Overseas Equity Index Class II), the cumulative error equaled or exceeded $0.01 per share. The error was less than 1/2 of 1 percent for each fund over the entire period except for the Overseas Equity Index Fund Class II. Disadvantaged shareholders of this fund were made whole (by VTA) with interest on October 1, 2004. The total amount remitted to these shareholders was less than $4,000 due to limited redemption activity in the fund during the period.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

4.	Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for each Fund for the six months ended June 30, 2006 are as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Short-Term Bond	$96,645,773	$134,312,946	$135,970,902	$53,221,754
US Government Securities	55,303,658	61,761,553	—	—
Asset Allocation	72,830,582	110,146,465	12,651,765	73,347,622
Equity Income			123,528,959	183,571,417
Growth & Income			207,208,999	191,471,920
Growth			1,182,628,862	1,330,046,423
Aggressive Opportunities			883,296,235	882,850,608
International			507,637,084	386,826,281
Core Bond Index	219,629,922	151,838,548	54,627,890	23,212,351
500 Stock Index			8,084,805	14,859,547
Broad Market Index			1,640,683	10,890,373
Mid/Small Company Index			23,905,827	16,485,651
Overseas Equity Index			17,144,414	950,053
Model Portfolio Savings Oriented			16,146,847	19,296,414
Model Portfolio Conservative Growth			30,555,178	29,566,044
Model Portfolio Traditional Growth			106,559,654	53,523,000
Model Portfolio Long-Term Growth			122,943,794	61,971,983
Model Portfolio All-Equity Growth			84,850,803	20,269,227
Milestone Retirement Income			6,254,270	2,246,874
Milestone 2010			11,434,035	3,026,910
Milestone 2015			19,962,698	2,527,220
Milestone 2020			15,806,722	1,099,796
Milestone 2025			12,811,252	610,060
Milestone 2030			7,312,972	258,982
Milestone 2035			6,431,489	383,932
Milestone 2040			4,154,795	1,049,993

5.	Tax Basis Unrealized Appreciation (Depreciation)

At June 30, 2006, net unrealized appreciation (depreciation) on securities investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Money Market	$177,737,179	$—	$—	$—
Short-Term Bond	561,710,566	1,575,586	10,640,754	(9,065,168)
US Government Securities	176,937,642	—	4,208,174	(4,208,174)
Asset Allocation	650,693,256	104,891,880	57,440,181	47,451,699
Equity Income	1,229,227,829	248,013,697	66,350,724	181,662,973
Growth & Income	985,205,388	167,124,002	28,908,471	138,215,531
Growth	2,833,398,693	148,198,003	105,572,956	42,625,047
Aggressive Opportunities	1,439,760,677	209,302,135	78,293,078	131,009,057
International	860,457,309	127,525,311	15,521,241	112,004,070
Core Bond Index	1,256,320,343	1,610,166	44,845,919	(43,235,753)
500 Stock Index	218,870,196	180,164,278	25,941,956	154,222,322
Broad Market Index	471,941,201	237,750,639	51,273,368	186,477,271

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Mid/Small Company Index	$163,752,437	$67,265,335	$16,151,926	$51,113,409
Overseas Equity Index	84,353,002	33,767,808	2,328,190	31,439,618
Model Portfolio Savings Oriented	277,187,465	9,919,123	9,180,270	738,853
Model Portfolio Conservative Growth	508,280,394	22,505,471	14,103,423	8,402,048
Model Portfolio Traditional Growth	1,151,406,242	74,656,656	21,349,217	53,307,439
Model Portfolio Long-Term Growth	1,184,596,397	127,687,893	16,735,934	110,951,959
Model Portfolio All-Equity Growth	329,336,749	48,297,365	—	48,297,365
Milestone Retirement Income	17,310,091	111,777	304,713	(192,936)
Milestone 2010	34,870,945	772,947	517,223	255,724
Milestone 2015	58,015,895	2,026,424	666,156	1,360,268
Milestone 2020	41,163,559	1,682,539	380,093	1,302,446
Milestone 2025	30,956,623	1,366,599	231,596	1,135,003
Milestone 2030	16,763,314	693,732	93,486	600,246
Milestone 2035	10,345,191	304,941	30,381	274,560
Milestone 2040	6,179,738	96,997	17,049	79,948

6.	Portfolio Securities Loaned

The funds lend securities to approved brokers to earn additional income. As of June 30, 2006, certain funds had loaned securities, which were collateralized by cash, cash equivalents, or U.S. Government Obligations. Each fund receives compensation for providing services in connection with the securities lending program. Collateral is maintained over the life of the loan in an amount not less than 102% of the value of the loaned securities, as determined by the funds at the close of business each day. Any additional collateral required due to changes in the value of securities is delivered to the funds the next business day. Although the collateral mitigates risk, the funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The funds have the right under the securities lending agreement to recover the securities from the borrower on demand. The risks to the funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The market value of the securities on loan and the value of the related collateral as June 30, 2006, were as follows:

Fund	Securities on Loan	Collateral	Collateralization %
US Government Securities	$33,666,344	$34,431,739	102%
Asset Allocation	32,818,149	33,989,033	104%
Equity Income	134,708,109	140,292,830	104%
Growth & Income	78,660,008	81,155,417	103%
Growth	205,258,900	211,986,228	103%
Aggressive Opportunities	282,837,171	294,394,010	104%
International	47,494,015	50,103,723	105%
Core Bond Index	142,974,731	147,066,927	103%
500 Stock Index	21,032,570	21,759,529	103%
Broad Market Index	53,805,501	55,923,743	104%
Mid/Small Company Index	33,613,376	34,988,514	104%
Overseas Equity Index	4,568,922	4,857,175	106%

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

7.	Transactions with Affiliated Funds

At June 30, 2006 the Model Portfolio and Milestone Funds held investments in a number of underlying funds. The figures presented below represent the percentage of shares outstanding in each of the underlying funds owned by the Model Portfolio and Milestone Funds:

Underlying Fund	Model Portfolio Savings Oriented	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio All-Equity Growth
Short-Term Bond	17.27%	27.70%	43.06%	—	—
US Government Securities	19.76%	—	—	—	—
Equity Income	2.19%	3.84%	8.43%	11.61%	3.81%
Growth & Income	2.69%	4.70%	16.13%	22.91%	6.50%
Growth	—	1.44%	6.27%	8.86%	3.93%
Aggressive Opportunities	—	2.01%	9.41%	15.05%	5.90%
International	1.55%	4.76%	17.17%	23.47%	8.71%
Core Bond Index	9.19%	17.16%	26.64%	28.94%	—

Underlying Fund	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
Short-Term Bond	1.06%	1.43%	1.26%	0.45%	0.06%
Equity Income	0.14%	0.28%	0.43%	0.30%	0.22%
Growth & Income	0.25%	0.84%	1.72%	1.36%	1.12%
Growth	—	0.05%	0.13%	0.10%	0.08%
International	0.10%	0.29%	0.74%	0.64%	0.55%
Core Bond Index	0.66%	1.20%	1.69%	1.07%	0.72%
Mid/Small Company Index	—	—	4.61%	5.05%	4.69%

Underlying Fund	Milestone 2030	Milestone 2035	Milestone 2040
Equity Income	0.11%	0.06%	0.03%
Growth & Income	0.63%	0.40%	0.24%
Growth	0.05%	0.03%	0.02%
International	0.34%	0.23%	0.14%
Core Bond Index	0.31%	0.13%	0.07%
Mid/Small Company Index	3.00%	2.12%	1.29%

8.	Control Persons and Principal Holders of Securities

As of June 30, 2006, a majority of the voting shares of each fund were held either directly, or indirectly through the Model Portfolio Funds and the Milestone Funds, by the VantageTrust, a group trust sponsored and maintained by the VantageTrust Company (“Trust Company”). The VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking corporation, has the power to vote the shares of the funds directly held by the VantageTrust and has the power to direct the vote of the shares of the Model Portfolio Funds and the Milestone Funds under the proxy voting policy adopted by VIA, the funds’ adviser, and is therefore considered a “control” person of the funds for purposes of the 1940 Act. Both the Trust Company and VIA are wholly-owned subsidiaries of ICMA-RC. As a control person of all the funds, the Trust Company may possess the ability to control the outcome of matters submitted to the vote of shareholders.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following represents the percentage of shares outstanding in each of the funds held directly or indirectly by VantageTrust and by employer clients that have adopted the VantageTrust as of June 30, 2006:

Fund	% Owned By the VantageTrust
Money Market	45.22%
Short-Term Bond	85.30%
US Government Securities	94.66%
Asset Allocation	97.83%
Equity Income	94.50%
Growth & Income	94.25%
Growth	98.01%
Aggressive Opportunities	96.84%
International Fund	95.77%
Core Bond Index Class I	91.89%
Core Bond Index Class II	100.00%
500 Stock Index Class I	88.95%
500 Stock Index Class II	100.00%
Broad Market Index Class I	91.02%
Broad Market Index Class II	93.88%
Mid/Small Co Index Class I	85.85%
Mid/Small Co Index Class II	100.00%
Overseas Equity Index Class I	87.59%
Overseas Equity Index Class II	100.00%
Model Portfolio Savings Oriented	88.70%
Model Portfolio Conservative Growth	90.96%
Model Portfolio Traditional Growth	95.32%
Model Portfolio Long-Term Growth	96.89%
Model Portfolio All-Equity Growth	94.83%
Milestone Retirement Income	79.00%
Milestone 2010	90.69%
Milestone 2015	90.57%
Milestone 2020	94.09%
Milestone 2025	91.88%
Milestone 2030	89.32%
Milestone 2035	89.03%
Milestone 2040	83.73%

9.	Brokerage Commissions

VIA has entered into agreements with brokers whereby the brokers will rebate a portion of the funds’ brokerage commissions on behalf of certain funds. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Statement of Operations.

10.	Additional Distributions in Prior Years

In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Short-Term Bond Fund, formerly Income Preservation Fund, was required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions were made, the immediate effect was a corresponding reduction in the net asset value per share. Given the objective of the fund to maintain a stable net asset value per share, the fund declared a reverse stock split immediately subsequent to the distribution at a rate that caused the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and reinstated the same net asset value of $100 per share as before the distribution. The last such distribution and reverse stock split occurred on December 31, 2003. The Income Preservation Fund’s transition to the Short-Term Bond Fund eliminated the need for this procedure.

VANTAGEPOINT FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)—(Continued)

11.	Stock Split in the Short-Term Bond Fund

On October 28, 2005, a “stock split” was processed in the Vantagepoint Short-Term Bond Fund. Specifically, there was a “10 for 1” split meaning that the shares outstanding were increased by a multiple of 10 and the NAV was divided by 10. Therefore, this action had no impact on the aggregate value of the shares outstanding. The record date (shareholders of record on this date were affected) was Thursday, October 27, 2005. The payable date (the date the stock split posted to shareholder accounts) was Friday, October 28, 2005. The ex-date (the date the NAV changed to reflect the split) was Friday, October 28, 2005. Share transactions, shares outstanding, NAVs, and per share ratios for prior years in the Statement of Changes in Net Assets and the Financial Highlights have been restated to reflect historical application of the “10 for 1” split in order to present these items on a basis comparable to the current year, as required by generally accepted accounting principles.

Vantagepoint Funds
Additional Information (Unaudited)

A.	Directors’ Consideration of Investment Advisory and Subadvisory Agreements

Annual Consideration of the Investment Advisory Agreements and Certain Subadvisory Agreements

The following relates to the consideration by the Board of Directors (“Board”) of The Vantagepoint Funds (“Company”) during the period beginning January 1, 2006 through June 30, 2006, of the approval of the Master Investment Advisory Agreements (“Advisory Agreement” or “Advisory Agreements”) between Vantagepoint Investment Advisers, LLC (“Adviser”) and each series of the Company (each series, a “Fund” and collectively, certain “Funds”) and certain Investment Subadvisory Agreements (“Subadvisory Agreement” or “Subadvisory Agreements”) for the Funds.

At a meeting held on January 19, 2006 (the “January Meeting”), the Board, including a majority of Directors who are not “interested persons” as defined by the Investment Company Act of 1940 (“Independent Directors”), approved the continuance of the Advisory Agreements between the Adviser and each Fund. In addition, the Board, including a majority of the Independent Directors, approved the continuance of the subadvisory arrangements, and approved Investment Subadvisory Agreements, with respect to the following subadvisers and Funds (may be referred to collectively as the “Sub-Advised Funds”): Payden & Rygel (Short-Term Bond Fund); STW Fixed-Income Management, Ltd. (Short-Term Bond Fund); Mellon Capital Management Corporation (US Government Securities Fund, Asset Allocation Fund and each of the Index Funds); T. Rowe Price Associates Inc. (Equity Income Fund, Growth & Income Fund and Aggressive Opportunities Fund); Barrow, Hanley, Mewhinney & Strauss, Inc. (Equity Income Fund); Southeastern Asset Management, Inc. (Equity Income Fund and Aggressive Opportunities Fund); Capital Guardian Trust Company (Growth & Income Fund and International Fund); Wellington Management Company, LLP (“Wellington”) (Growth & Income Fund); Fidelity Management & Research Company (Growth Fund); Tukman Capital Management, Inc. (Growth Fund); Peregrine Capital Management, Inc. (Growth Fund); and Artisan Partners Limited Partnership (International Fund). In reaching its decisions, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board meetings and reviewed and considered the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreements and Subadvisory Agreements.

Information furnished at Board meetings throughout the year included, but was not limited to, the Adviser’s analysis of, and presentations given by the Adviser on, each Fund’s investment performance and the investment performance of the subadvisers, the strategies being used to achieve stated objectives and various reports on the monitoring of the subadvisers, compliance and other services provided by the Adviser and its affiliates. In preparation for the January Meeting, the Directors requested and received information compiled by Lipper Inc., an independent provider of investment company data, on the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds (“peer group”). Additionally, in response to specific requests from the Independent Directors in connection with the January Meeting, the Adviser furnished, and the Board considered, a wide variety of information and reports concerning the Adviser and the subadvisers, including: (1) the nature, extent and quality of services provided to the Funds by the Adviser (and its affiliates) and by the subadvisers; (2) the level of the advisory and subadvisory fees that are charged to each Fund and a comparison with the fees charged to other clients; (3) profitability information of the Adviser and its affiliate, Vantagepoint Transfer Agents, LLC (“VTA”), and, to the extent available, certain profitability information of the subadvisers; (4) the Adviser’s and subadvisers’ compliance programs; and (5) any “fall out” or ancillary benefits enjoyed by the Adviser or its affiliates and the subadvisers as a result of the relationship with the Funds. In addition to evaluating, among other things, the written information provided by the Adviser, the Board also evaluated the answers to questions posed by the Board to representatives of the Adviser at the January Meeting.

In considering the information and materials described above, the Independent Directors received assistance from and met separately with their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreements and Subadvisory Agreements for all of the Funds were considered at the same Board meeting, the Directors addressed each Fund separately during the January Meeting. In view of the broad scope and variety of factors and information, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Advisory Agreements and Subadvisory Agreements for an additional year. Rather, the approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decisions to approve the Advisory Agreements and Subadvisory Agreements.

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Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services to be provided by the Adviser, the Directors considered the qualifications, experience and capability of the Adviser’s management and other personnel and the extent of care and conscientiousness with which the Adviser performs its duties. In this regard, the Directors considered, among other matters: (a) the asset allocation services provided, and the monitoring of the performance of the underlying Funds performed, by the Adviser with respect to the Model Portfolio Funds and the Milestone Funds; (b) the performance monitoring and on-going due diligence performed with respect to the underlying mutual fund in which the Money Market Fund invests; (c) the subadviser selection and fee negotiation process whereby the Adviser seeks to achieve an appropriate and competitive level of fee and fee structure, and the Adviser’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure; (d) the process by which the Adviser evaluates and monitors the subadvisers, including with respect to portfolio security brokerage and trading practices; (e) the Adviser’s ability and willingness to identify instances where there may be a need to replace a subadviser, reallocate assets or both and to efficiently and economically effect such changes; (f) the cash management services provided to the Sub-Advised Funds; and (g) the nature of the non-investment advisory services provided to the Funds, such as the supervision of the Funds’ other third-party service providers by the Adviser or its affiliates.

The Board also considered the nature, extent and quality of the services provided to the Funds by the Adviser’s affiliates, including transfer agency and distribution services. The Board took into account the extensive shareholder services provided by VTA in order to satisfy the needs of the Funds’ shareholders.

With respect to the nature, extent and quality of the investment advisory services provided by each subadviser to the Sub-Advised Funds, the Directors considered each subadviser’s investment management process in managing the assets allocated to it, including the experience and capability of the subadviser’s management and other personnel responsible for the portfolio management of the applicable Fund and compliance with the Fund’s investment policies and restrictions. The Directors also considered the favorable assessment provided by the Adviser as to the nature and quality of the services provided by each subadviser to the Sub-Advised Funds.

Based on the totality of the information considered, the Directors concluded that the Funds were likely to benefit from the nature, extent and quality of the Adviser’s and the subadvisers’ services, as applicable, as well as the services of the Adviser’s affiliates, and that the Adviser and its affiliates as well as the subadvisers have the ability to continue to provide these services based on their respective experience, operations and resources.

Investment Performance

The Board placed emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board meetings, particular attention was given to the performance reports provided specifically for the January Meeting. In particular, the Directors reviewed the performance of each Fund over a five-year period ended June 30, 2005, or shorter period, as applicable, relative to its stated investment objective, benchmark and peer group.

In reviewing the performance of the Funds, the Directors considered that the performance of each of the following Funds exceeded or was in line with the median of its peer group for the periods reviewed: Money Market Fund, Short-Term Bond Fund, Asset Allocation Fund (except for the one-year period), Equity Income Fund, Growth & Income Fund, Aggressive Opportunities Fund (for the one, two and three-year periods), Core Bond Index Fund, 500 Stock Index Fund, Mid/Small Company Index Fund (for the one, two and three-year periods), Overseas Equity Index Fund (except for the one-year period and, for Class I, the five-year period), Model Portfolio Traditional Growth Fund (except for the one-year period), Model Portfolio Long-Term Growth Fund (for the one and four-year periods) and Model Portfolio All-Equity Growth Fund (except for the three-year period).

With regard to the relative performance of the US Government Securities Fund, the Directors considered the Adviser’s explanation regarding the impact of the Fund’s investment restrictions and sector allocation limits (which relate to the Fund’s enhanced index strategy established in late 2004 and serve to limit sector and credit risk) on performance versus its peer group, and how this investment strategy is designed to meet the expectations of the Fund’s shareholder base.

With regard to the performance of the Growth Fund relative to its peer group, the Directors considered the changes to the Fund’s structure implemented in May 2005, which included the addition of three new subadvisers, in order to

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improve the Fund’s performance. The Directors also considered that the Growth Fund’s performance for the quarter ended September 30, 2005 exceeded the performance of the Fund’s benchmark and Morningstar peer group.

With regard to performance of the International Fund relative to its peer group, the Directors considered the subadvisory changes approved by the Board at its December meeting, which included the addition of two new subadvisers, in order to improve the performance of the Fund.

With regard to the performance of the Broad Market Index Fund relative to its peer group, the Directors considered the Adviser’s explanation that the peer group identified by Lipper Inc. and against which the Fund’s performance was compared represents an actively managed group of funds that primarily invests in mid-cap stocks, while the Fund is a passively managed fund investing primarily in larger cap stocks. The Directors also considered the Adviser’s explanation that, while the Fund underperformed its benchmark, the Dow Jones Wilshire 5000 Composite Index, this underperformance was largely due to the impact of the Fund’s expenses, and noted that the Fund does not employ any enhancement strategies due to the risks involved in respect of such strategies.

With respect to the performance of the Model Portfolio Savings Oriented Fund, the Directors considered the Adviser’s explanation that the Fund’s performance relative to its peer group is largely due to the Fund’s allocation to the Company’s stable value fund prior to November 2004, and that stable value funds underperformed core bond funds by over 2% over the five-year period ended June 30, 2005.

With respect to the performance of the Model Portfolio Conservative Growth Fund, the Directors considered the Adviser’s explanation that the Fund’s performance relative to its peer group was due to the Fund’s below-average allocation to equities versus its peer group (and equities outperformed bonds by over 2% during the three-year period ended June 30, 2005). The Directors also noted that the Fund’s performance for the four-year period ended June 30, 2005 was above the median of its peer group.

With respect to the performance of the Milestone Funds, the Directors acknowledged that these Funds have operated for a limited period of time and noted that the performance of the Milestone 2010 Fund and Retirement Income Fund exceeded the median of their respective peer group for the six-month period ended June 30, 2005. The Directors considered the Adviser’s explanation that the underperformance of each of the other Milestone Funds relative to the median of its respective peer group for the six-month period ended June 30, 2005, was generally attributable to the asset class mix of each Fund compared to its peer group, and the performance of each market segment relative to other segments. The Directors further considered the Adviser’s report that each Milestone Fund outperformed its respective Morningstar category peer average for its first full year of performance.

To further enhance the performance of the Aggressive Opportunities Fund, the Directors also considered the modifications to the Fund’s portfolio structure recommended by the Adviser, including the addition of two new subadvisers, which were presented for approval at the January Meeting. The Directors’ consideration of these new subadvisory arrangements for the Aggressive Opportunities Fund is described below.

For the Sub-Advised Funds, the Directors also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of each subadviser with respect to the assets of the Fund it manages supports approval of its Subadvisory Agreement.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses.  The Board considered the fees payable under each Advisory Agreement and under each Subadvisory Agreement for the Sub-Advised Funds. The Board reviewed the information compiled by Lipper Inc. comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of total assets — these fee rates include advisory and administrative service fees — to other funds in its peer group. Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that: (i) each Fund’s contractual management fee rate was lower than or equal to the median of its expense peer group; and (ii) except as indicated, the actual management fees of each of the following Funds were lower than or equal to the median of its expense peer group — Money Market Fund, Short-Term Bond Fund, US Government Securities Fund, Asset Allocation Fund, Equity Income Fund, Growth & Income Fund, Growth Fund, Aggressive Opportunities Fund, International Fund, Core Bond Index Fund (actual management fees for Class I were above the median), 500 Stock Index Fund (actual management fees for Class I were above the median), Broad Market

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Index Fund, Mid/Small Company Index Fund (actual management fees for Class I were above the median), Overseas Equity Index Fund, Model Portfolio Savings Oriented Fund and Model Portfolio Traditional Growth Fund.

The Board further noted that the actual management fees of the following Funds were above the median of their expense peer group: Model Portfolio Conservative Growth Fund, Model Portfolio Long-Term Growth Fund, Model Portfolio All-Equity Growth Fund and each of the Milestone Funds. With respect to the Model Portfolio Funds, the Board further considered that the fee schedule for these Funds was amended effective July 1, 2005 to incorporate “breakpoints” (i.e., reductions in the management fee rate as assets increase) and that the Model Portfolio Long-Term Growth Fund and Traditional Growth Fund are at asset levels where they are benefiting from the implementation of these breakpoints.

The Board also reviewed the information compiled by Lipper Inc. comparing each Fund’s total expense ratio to other funds in its peer group. Based on this comparative expense data, the Board noted that actual total expense ratios for each Fund were below the median of its expense peer group, except for the Class I shares of each of the Mid/Small Company Index Fund and Overseas Equity Index Fund. The Directors further noted the Adviser’s current agreement to limit certain expenses of each Milestone Fund until April 30, 2006, and, after that, the Adviser’s intention to limit the overall expenses of each Milestone Fund until April 30, 2007.

With regard to the Sub-Advised Funds, the Directors also considered VIA’s assessment, which was based in part on information provided by the subadvisers, that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for “like accounts.” For this purpose, the term “like accounts” was used by the Adviser generally to describe other portfolios managed by a subadviser that have the same investment objective and other characteristics similar to the portfolio being managed for the Fund by the subadviser.

The foregoing comparisons assisted the Directors in determining to approve each Advisory Agreement and Subadvisory Agreement by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

The Directors noted that revised subadvisory fee schedules had been previously approved by the Board for T. Rowe Price Associates Inc. relating to the Equity Income Fund and Growth & Income Fund (effective January 1, 2006) and Peregrine relating to the Growth Fund (effective May 23, 2005), which reflect a reduction in the subadvisory fee rates to be paid to each subadviser by the relevant Fund. With respect to the Subadvisory Agreement with Southeastern Asset Management, Inc. for the Aggressive Opportunities Fund, the Directors also considered the revised subadvisory fee schedule presented to the Board for approval, which reflected a reduction in fee rate in light of the Adviser’s recommendation to change Southeastern Asset Management, Inc.’s investment mandate from global to domestic in connection with the other subadviser changes presented at the January Meeting for that Fund.

For each Sub-Advised Fund, the Directors also considered the Adviser’s conclusion that the compensation payable to each subadviser under its respective Subadvisory Agreement is fair and reasonable in light of the nature and quality of the services to be provided to the Fund.

Profitability.  The Board reviewed the materials it received from the Adviser regarding its revenues and expenses in connection with the services provided to each Fund and the Funds as a whole. The Directors also considered information regarding VTA’s fees and net margin levels relating to the services it provides to each Fund and the Funds as a whole. The materials provided in this regard showed, and the Directors acknowledged, that the Adviser and VTA experienced positive net margins with respect to certain Funds and did not with respect to other Funds. The Directors were satisfied with the overall net margin levels. With respect to the Sub-Advised Funds, the Directors reviewed the subadviser profitability information to the extent available, and took into account the Adviser’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, as well as the Adviser’s assessment that the subadvisory fee rates charged by each subadviser reflects the lowest available fee schedule from the subadviser for like accounts.

Economies of Scale.  With respect to whether economies of scale are realized by the Adviser as a Fund’s assets increase and whether management fee levels reflect these economies of scale for the benefit of Fund investors, the Board considered, on a Fund-by-Fund basis, the current level of management fee charged and fee structure and concluded that the Adviser’s fee structure with respect to each Fund was appropriate at this time. The Directors also acknowledged that they will continue to seek and review information from the Adviser relating to economies of scale. With respect to the Model Portfolio Funds, the Directors considered that the Adviser’s fee schedule for these Funds was amended effective July 1, 2005 to incorporate breakpoints to account for economies of scale to be experienced by the Adviser as assets increase for the benefit of Fund shareholders.

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With regard to each Sub-Advised Fund, the Directors considered that the fee schedule relating to each Subadvisory Agreement (except for the Subadvisory Agreement with Artisan Partners Limited Partnership) currently includes breakpoints and these Sub-Advised Funds and their shareholders will benefit from reduced subadvisory fee rates as the assets managed by the relevant subadviser increase, and that this represents a recognition that economies are being passed on by the subadviser to the Fund’s shareholders. The Directors further considered the appropriateness of each subadvisory fee structure in light of the Adviser’s assessment that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for like accounts.

“Fall Out” or Ancillary Benefits.  The Board considered whether there were any “fall-out” or ancillary benefits that may accrue to the Adviser and its affiliates and the subadvisers as a result of their relationship with the Funds. Based on the information provided by the Adviser, the Directors noted that there did not appear to be any significant benefits in this regard. The Board also considered that certain subadvisers may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Directors noted that the subadvisers are required to select brokers who meet the Funds’ requirements for seeking best execution, and that the Adviser monitors and evaluates the subadvisers’ trade execution with respect to Fund brokerage transactions on a regular basis and provides reports to the Board in this regard. The Board concluded that the benefits accruing to the subadvisers by virtue of their relationship to the Funds are reasonable.

After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by the Adviser and each subadviser, the Board concluded that the level of fees to be paid to the Adviser with respect to each Fund, and each subadviser with respect to the Sub-Advised Funds, is reasonable.

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement with respect to each Fund and the Subadvisory Agreement with respect to each Sub-Advised Fund was in the best interests of the applicable Fund. As a result, the Board, including a majority of the Independent Directors, approved each Advisory Agreement and Subadvisory Agreement.

Consideration of Initial Subadvisory Agreements with TimesSquare Capital Management, LLC and Legg Mason Capital Management, Inc. for the Aggressive Opportunities Fund

At the January Meeting, the Board, including a majority of the Independent Directors, also approved initial Subadvisory Agreements among the Company, the Adviser and each of TimesSquare Capital Management, LLC (“TimesSquare”) and Legg Mason Capital Management, Inc. (“Legg Mason”), relating to the Aggressive Opportunities Fund.

With respect to the Board’s consideration of the respective Subadvisory Agreements with TimesSquare and Legg Mason, the Directors received written information in advance of the January Meeting from the Adviser, which included: (1) the Adviser’s rationale for recommending modifications to the portfolio structure of the Aggressive Opportunities Fund; (2) the process by which the Adviser selected and recommended for Board approval TimesSquare and Legg Mason as subadvisers of the Aggressive Opportunities Fund; (3) the nature and quality of the services that TimesSquare and Legg Mason would provide to the Aggressive Opportunities Fund; (4) each proposed subadviser’s experience, reputation, investment management business, personnel and operations; (5) each proposed subadviser’s brokerage and trading policies and practices; (6) the level of subadvisory fees to be charged to the Aggressive Opportunities Fund by TimesSquare and Legg Mason and a comparison of those fees to the: (a) standard separate account fee schedule charged by each of TimesSquare and Legg Mason for managing mid-cap growth equity accounts and mid-cap core equity accounts, respectively; and (b) fees charged by a group of separate account investment managers utilizing an active mid-cap growth equity mandate with respect to TimesSquare and an active mid-cap core equity mandate with respect to Legg Mason; (7) TimesSquare’s and Legg Mason’s compliance programs; (8) TimesSquare’s and Legg Mason’s historical performance returns utilizing a mid-cap growth equity mandate and a mid-cap core equity mandate, respectively, and such performance compared to a relevant benchmark; (9) the Aggressive Opportunities Fund’s projected total expense ratio compared to a group of mid-cap growth mutual funds similar in investment objective to the Fund and with a minimum of $100 million in assets; and (10) each proposed subadviser’s financial condition.

In considering the information and materials described above, the Independent Directors received assistance from and met separately with their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

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In determining whether to approve each Subadvisory Agreement, the Directors considered the information received in advance of the January Meeting, the presentations made by, and discussions held with, TimesSquare, Legg Mason, the Adviser’s personnel and the Company’s CCO at the January Meeting, as well as a variety of factors, and reached the following conclusions:

Nature, Extent and Quality of Services.  With respect to the nature, extent and quality of the services expected to be provided by TimesSquare and Legg Mason under their respective Subadvisory Agreements, the Directors considered the specific investment process to be employed by each of TimesSquare and Legg Mason in managing the assets of the Aggressive Opportunities Fund to be allocated to them; the qualifications of TimesSquare’s and Legg Mason’s respective investment management teams with regard to implementing a mid-cap growth equity mandate and a mid-cap core equity mandate, respectively; each proposed subadviser’s overall favorable performance record as compared to a relevant benchmark; the subadvisers’ infrastructure and whether it appears to adequately support a mid-cap growth equity strategy for TimesSquare and a mid-cap core equity strategy for Legg Mason; and the Adviser’s review process and favorable assessment as to the nature, quality and extent of the subadvisory services expected to be provided by each of TimesSquare and Legg Mason to the Aggressive Opportunities Fund. The Directors acknowledged that TimesSquare and Legg Mason each has a successful performance record as a mid-cap growth equity manager and a mid-cap core equity manager, respectively; each has an experienced portfolio management team; and each appears to have adequate infrastructure and support staff to seek to achieve favorable results implementing a mid-cap growth equity mandate, with respect to TimesSquare, and a mid-cap core equity mandate, with respect to Legg Mason, for the Aggressive Opportunities Fund. The Directors concluded that the nature, extent and quality of the subadvisory services expected to be provided by each of Legg Mason and TimesSquare were appropriate for the Aggressive Opportunities Fund in light of its investment objective and, thus, supported a decision to approve each Subadvisory Agreement.

Investment Performance.  The Directors evaluated TimesSquare’s and Legg Mason’s historical investment performance record in managing assets utilizing a mid-cap growth equity mandate, with respect to TimesSquare, and a mid-cap core equity mandate, with respect to Legg Mason, and considered each performance record versus a relevant benchmark. The Directors concluded that the historical investment performance record of each of TimesSquare and Legg Mason supported approval of each Subadvisory Agreement with TimesSquare and Legg Mason, respectively.

Subadvisory Fees, Expense Ratio Impact and Economies of Scale.  In evaluating each proposed subadvisory fee, the Directors reviewed TimesSquare’s and Legg Mason’s subadvisory fee schedules and breakpoints. They considered that, based on the amount of assets proposed to be allocated to the proposed subadvisers at current asset levels, and taking into account the other proposed subadviser changes, it was projected there would be no increase in overall subadvisory fees for the Aggressive Opportunities Fund, and there would, in fact, be a decrease in overall subadvisory fees and the Fund’s total expense ratio.

The Directors considered comparisons of the subadvisory fees to be charged by TimesSquare and Legg Mason to the Aggressive Opportunities Fund with each subadviser’s standard fee schedule for managing an investment mandate similar to the mandate the subadviser is to employ on behalf of the Fund. The Directors also considered that, according to the information provided, the proposed fee schedule for TimesSquare reflects the lowest fee currently charged by the subadviser to other mid-cap growth accounts of comparable size, and the proposed fee schedule for Legg Mason reflects the lowest fee currently charged by the subadviser to other mid-cap accounts. Additionally, the services each subadviser is to provide to the Aggressive Opportunities Fund appeared to be comparable to those each subadviser provides to such other advisory clients. The Directors reviewed information provided by the Adviser (which was based on an independent third-party source) on the fees charged to accounts with assets comparable to the amount of assets to be allocated initially to TimesSquare and Legg Mason by a group of separate account investment managers that employ an active mid-cap growth equity mandate, with respect to TimesSquare, and an active mid-cap core equity mandate, with respect to Legg Mason. According to the information provided, the effective fee rate to be paid by the Aggressive Opportunities Fund to each of TimesSquare and Legg Mason would be below the median fee charged by such managers and in the first quartile (lowest fee quartile) of all active mid-cap growth equity managers with respect to TimesSquare and of all active mid-cap core equity managers with respect to Legg Mason. Referring to data compiled by Lipper Inc., an independent provider of investment company data, the Directors also noted that the projected investment advisory fee for the Aggressive Opportunities Fund, taking into account all of the proposed subadviser changes, was lower than the median investment advisory fee of a selected group of investment companies with a similar investment objective classification. The Directors also considered information provided by the Adviser on the total expense ratios of a group of mid-cap

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growth mutual funds with investment objectives similar to the Aggressive Opportunities Fund and with minimum assets of $100 million, which showed that, if TimesSquare and Legg Mason each served as a subadviser to the Aggressive Opportunities Fund at the proposed fee rates and asset allocation levels, and taking into account the other proposed subadviser changes, the Fund’s projected total expense ratio would continue to be below the average and median expense ratios of such funds.

The foregoing comparisons assisted the Directors in considering each Subadvisory Agreement by providing them with a basis for evaluating TimesSquare’s and Legg Mason’s fees, including in light of the Aggressive Opportunities Fund’s projected overall investment advisory fee and total expense ratio, on a relative basis. Based on this information, the Directors concluded that TimesSquare’s and Legg Mason’s subadvisory fees each appeared to be within a reasonable range for the services to be provided.

The Directors also reviewed the information provided by Legg Mason regarding the estimated profits to be realized from the subadviser’s relationship with the Aggressive Opportunities Fund; the Directors were informed that such information was not available with respect to TimesSquare. In reviewing the extent to which economies of scale may be realized by TimesSquare and Legg Mason as the assets of the Aggressive Opportunities Fund to be managed by each subadviser grow, and whether the proposed fee levels reflect these economies, the Directors considered that the proposed fee schedule for each of TimesSquare and Legg Mason included breakpoints, which indicated that the proposed subadvisory fee rates for both TimesSquare and Legg Mason are intended to capture certain anticipated economies of scale for the benefit of the Aggressive Opportunities Fund’s shareholders in connection with the services to be provided, and concluded that the proposed fee schedules for TimesSquare and Legg Mason were appropriate at this time.

Other Considerations.  The Directors considered the Adviser’s judgment that the addition of TimesSquare and Legg Mason as complementary subadvisers to the Aggressive Opportunities Fund would add value by enhancing the benefits of the Fund’s multi-management approach. In this regard, the Directors considered that the addition of these subadvisers, along with the Adviser’s recommendations to terminate Wellington and to retain Southeastern, while reducing the assets allocated to Southeastern and changing its mandate from global to domestic, should serve to move the Aggressive Opportunities Fund’s portfolio characteristics closer to those of its benchmark and peers, increase portfolio diversification, and help to reduce the volatility and improve the risk profile of the Fund while increasing its potential for positive returns. The Directors also considered information from the Adviser concerning its strategy to efficiently and economically effect the subadviser transitions. The Directors concluded that these considerations supported approval of each Subadvisory Agreement.

The Directors considered the selection and due diligence process employed by the Adviser in deciding to recommend TimesSquare and Legg Mason as subadvisers to the Aggressive Opportunities Fund and also considered the Adviser’s conclusion that the fees to be paid to each of TimesSquare and Legg Mason for their respective services to the Fund are reasonable and appropriate in light of the nature and quality of services to be provided by each subadviser and the reasons supporting that conclusion. The Directors concluded that the Adviser’s recommendations and conclusions supported approval of each Subadvisory Agreement.

The Directors also considered the potential “fall-out” or ancillary benefits that may accrue to TimesSquare and Legg Mason due to each subadviser’s relationship with the Aggressive Opportunities Fund. The Directors considered that each subadviser may direct the Aggressive Opportunities Fund’s brokerage transactions to certain brokers to obtain research and other services. However, the Directors noted that all subadvisers are required to select brokers who meet the Aggressive Opportunities Fund’s requirements for seeking best execution, and that the Adviser monitors and evaluates the subadvisers’ trade execution with respect to Fund brokerage transactions on a regular basis and provides reports to the Board in this regard. The Directors concluded that the potential benefits accruing to each subadviser by virtue of its relationship to the Fund are reasonable.

Conclusion. After full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent Directors, concluded that the initial approval of each Subadvisory Agreement is in the best interests of the Aggressive Opportunities Fund and its shareholders, and approved the Subadvisory Agreement with, and the fee to be paid to, each of TimesSquare and Legg Mason.

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B.	Directors and Officers Remuneration

Aggregate compensation that was paid to the directors during the six months ended June 30, 2006 totaled $40,838. Executive officers do not receive any compensation from The Vantagepoint Funds. However, the Board of Directors of the Vantagepoint Funds has agreed to reimburse ICMA-RC for certain costs associated with the Chief Compliance Officer function. The amount reimbursed during the six months ended June 30, 2006 totaled $102,325.

The Statement of Additional Information includes additional information about the Vantagepoint Funds’ Board of Directors and is available, without charge, upon request, by calling 1-800-669-7400.

C.	Householding

Only one copy of this Annual Report may be mailed to households, even if more than one person in a household is a shareholders of record; unless The Vantagepoint Funds has received instructions to the contrary. If you need additional copies of this Annual Report, please contact The Vantagepoint Funds toll free at 1-800-669-7400 or in writing at 777 North Capitol Street, NE, Suite 600; Washington, D.C. 20002. If you do not want this mailing of this Annual Report to be combined with those for other members of your household, contact the Vantagepoint Funds in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002 or toll free at 1-800-669-7400.

D.	Other Available Information

A description of the Company’s proxy voting policies and procedures and the proxy voting record for the 12-month period ended June 30, 2006 are available on the Company’s website at www.icmarc.org or by accessing the Securities and Exchange Commission’s website at www.sec.gov.

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-Q; the Company’s forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Money Market Fund	Shares	Value
MUTUAL FUNDS—99.3%
AIM Short-Term Investments Trust Liquid Assets Portfolio (Cost $177,737,179)	177,737,179	$177,737,179
TOTAL INVESTMENTS—99.3%
(Cost $177,737,179)		177,737,179
Other assets less liabilities—0.7%		1,226,416
NET ASSETS—100.0%		$178,963,595

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—33.5%
Automotive—0.6%
DaimlerChrysler North America Holding Corporation, Guaranteed Note
4.750%	01/15/2008		1,205,000	$1,185,726
DaimlerChrysler North America Holding Corporation, Guaranteed Note
4.050%	06/04/2008		1,640,000	1,586,362
General Motors Acceptance Corporation, Global Note
5.125%	05/09/2008		729,000	698,685
				3,470,773
Banking—11.0%
Bank of America Corp., Subordinated Note
6.600%	05/15/2010		400,000	410,985
Bank of America Corporation, Subordinated Note
6.375%	02/15/2008		5,000,000	5,058,010
Bank of America Corporation, Subordinated Note
6.250%	04/01/2008		1,500,000	1,514,874
Citigroup, Inc., Global Note
3.625%	02/09/2009		4,000,000	3,811,824
Citigroup, Inc., Note
6.200%	03/15/2009		4,750,000	4,823,383
Eksportfinans A/S, Note, (MTN) (Norway)
4.750%	12/15/2008		5,100,000	5,021,975
Eksportfinans A/S, Note, (MTN) (Norway)
4.375%	07/15/2009		2,500,000	2,422,290
European Investment Bank, Global Note (Supra National)
3.875%	08/15/2008		6,185,000	6,010,608
Household Finance Corporation, Note
6.400%	06/17/2008		9,480,000	9,610,454
Inter-American Development Bank, Global Note (Supra National)
5.375%	11/18/2008		2,000,000	2,000,252
International Bank for Reconstruction & Development, Global Note (Supra National)
4.125%	06/24/2009		2,560,000	2,478,559
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
5.250%	05/19/2009		3,885,000	3,871,880
Kreditanstalt fuer Wiederaufbau, Note (Germany)
3.250%	07/16/2007		3,015,000	2,936,881
SLM Corp., Note, (MTN)
4.000%	01/15/2009		10,055,000	9,667,309
SLM Corp., Note, (MTN)
3.625%	03/17/2008		1,000,000	965,314
Wells Fargo & Company, Series J, Note, (MTN)
4.200%	01/15/2010		1,000,000	956,389
				61,560,987
Beverages, Food & Tobacco—1.2%
Diageo Capital PLC, Global Note (United Kingdom)
3.375%	03/20/2008		2,640,000	2,539,284
Kellogg Co., Senior Note
2.875%	06/01/2008		2,860,000	2,718,476
Smithfield Foods, Inc., Senior Note
8.000%	10/15/2009		1,275,000	1,294,125
				6,551,885
Commercial Services—0.2%
Allied Waste North America, Senior Note
8.500%	12/01/2008		1,265,000	1,315,600
Communications—0.4%
Motorola, Inc., Senior Note
4.608%	11/16/2007		2,172,000	2,141,440
Computer Software & Processing—0.2%
Unisys Corp., Senior Note
6.875%	03/15/2010		1,390,000	1,304,863
Electric Utilities—0.6%
Midamerican Energy Holdings Company, Senior Note
3.500%	05/15/2008		1,850,000	1,775,706
PSEG Energy Holdings LLC, Senior Note
8.625%	02/15/2008		1,275,000	1,313,250
				3,088,956
Financial Services—10.0%
CIT Group, Inc., Global Note
4.250%	02/01/2010		380,000	362,173
CIT Group, Inc., Senior Note
5.750%	09/25/2007		6,000,000	5,998,344
Countrywide Home Loans, Inc., Note, (MTN)
3.250%	05/21/2008		2,640,000	2,527,045
General Electric Capital Corporation, Note, (FRN)
4.625%	09/15/2009		5,955,000	5,792,905
General Electric Capital Corporation, Note, (MTN)
4.250%	01/15/2008		2,790,000	2,737,350
Merrill Lynch & Co., Inc., Note, (MTN)
4.831%	10/27/2008		2,540,000	2,494,869
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., Senior Secured Note
7.375%	09/01/2010		1,295,000	1,301,475
Network Rail MTN Finance PLC, Note (United Kingdom)
2.625%	03/26/2008		7,070,000	6,743,189
Nomura Asset Securities Corporation
6.590%	03/15/2030		6,000,000	6,085,972
Principal Life Global Funding I, Note 144A (MTN)
5.125%	06/28/2007	*	2,750,000	2,731,952
Svensk Exportkredit AB, Note (Sweden)
4.625%	02/17/2009		7,760,000	7,606,290
TIAA Global Markets 144A
3.875%	01/22/2008	*	6,000,000	5,838,654
Wells Fargo & Company, Note
4.125%	03/10/2008		3,560,000	3,473,923
Wells Fargo & Company, Senior Note
4.000%	08/15/2008		2,585,000	2,500,698
				56,194,839
Health Care Providers—0.3%
HCA, Inc., Note
5.250%	11/06/2008		1,355,000	1,326,060
Heavy Machinery—0.5%
John Deere Capital Corporation, Global Note
3.900%	01/15/2008		2,820,000	2,750,072
Home Construction, Furnishings & Appliances—0.2%
KB Home, Senior Subordinated Note
8.625%	12/15/2008		1,260,000	1,311,978
Insurance—1.4%
Allstate Financial Global Funding, Secured Note 144A
5.250%	02/01/2007	*	4,500,000	4,491,171
UnitedHealth Group, Inc., Note
3.375%	08/15/2007		3,180,000	3,099,231
				7,590,402

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date	Face	Value
Lodging—0.2%
MGM Mirage, Senior Note
6.000%	10/01/2009	1,320,000	$1,290,300
Media—Broadcasting & Publishing—1.4%
Echostar DBS Corporation, Note
5.750%	10/01/2008	1,345,000	1,318,100
Gannett Co., Inc., Senior Note
4.125%	06/15/2008	3,430,000	3,328,314
Time Warner, Inc., Guaranteed Note
6.150%	05/01/2007	3,280,000	3,291,903
			7,938,317
Pharmaceuticals—0.4%
Abbott Laboratories, Note
5.375%	05/15/2009	1,050,000	1,047,237
Wyeth, Note
4.125%	03/01/2008	1,407,000	1,379,019
			2,426,256
Retailers—0.4%
Fred Meyer, Inc., Note
7.450%	03/01/2008	2,120,000	2,172,866
Telephone Systems—3.8%
America Movil SA de CV, Guaranteed Senior Note (Mexico)
4.125%	03/01/2009	1,200,000	1,144,098
Ameritech Capital Funding, Note
6.250%	05/18/2009	1,570,000	1,579,108
BellSouth Corp., Note
4.200%	09/15/2009	3,150,000	3,005,273
Deutsche Telekom International Finance BV, Global Note (Netherlands)
3.875%	07/22/2008	2,600,000	2,514,138
SBC Communications, Inc., Global Note
4.125%	09/15/2009	5,505,000	5,233,901
Sprint Capital Corporation, Guaranteed Note
6.375%	05/01/2009	1,550,000	1,575,288
Telecom Italia Capital SA, Series A, Senior Note (Luxembourg)
4.000%	11/15/2008	2,970,000	2,850,662
Verizon Wireless Capital LLC, Note
5.375%	12/15/2006	3,280,000	3,276,740
			21,179,208
Transportation—0.7%
CSX Corp., Note
6.250%	10/15/2008	2,500,000	2,528,293
Royal Caribbean Cruises, Ltd., Senior Note
7.000%	10/15/2007	1,305,000	1,323,440
			3,851,733
TOTAL CORPORATE OBLIGATIONS
(Cost $190,560,930)			187,466,535

U.S. GOVERNMENT AGENCY OBLIGATIONS—10.9%
Mortgage Backed—6.1%
Federal Home Loan Mortgage Corporation
4.404%	10/01/2034	6,271,220	6,071,313
Federal Home Loan Mortgage Corporation, Series 2885, Class DK
3.500%	10/15/2012	4,090,454	4,011,986
CORPORATE OBLIGATIONS—(Continued)
Federal National Mortgage Association
5.168%	10/01/2034	6,399,050	6,323,312
5.106%	09/01/2034	714,520	706,182
5.036%	10/01/2034	8,279,388	8,201,617
5.017%	09/01/2034	612,921	605,212
4.818%	10/01/2034	1,086,247	1,074,081
Federal National Mortgage Association, Series 2004-81, Class KG
3.500%	05/25/2012	3,635,603	3,570,626
FHLMC, Series 2891, Class LN
4.250%	06/15/2024	3,805,311	3,720,964
			34,285,293
U.S. Government Agencies—0.2%
Federal Home Loan Bank
4.375%	10/03/2008	1,100,000	1,075,382
U.S. Government Agency—Discount Notes—4.6%
Federal Home Loan Bank
5.100%	07/10/2006	3,000,000	2,996,175
4.940%	07/10/2006	23,000,000	22,971,595
			25,967,770
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $62,245,459)			61,328,445

U.S. TREASURY OBLIGATIONS—22.9%
U.S. Treasury Notes—22.9%
U.S. Treasury Note
4.375%	12/31/2007	13,279,000	13,124,950
3.625%	06/30/2007	18,405,000	18,116,704
3.500%	05/31/2007	8,978,000	8,838,428
3.375%	12/15/2008- 10/15/2009	55,710,000	53,018,638
2.875%	11/30/2006	5,000,000	4,953,130
2.625%	05/15/2008	9,585,000	9,155,554
2.500%	10/31/2006	21,150,000	20,974,032
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $129,252,218)			128,181,436

SOVEREIGN DEBT OBLIGATIONS—0.1%
Communications—0.1%
Intelsat Subsidiary Holding Co., Ltd., Guaranteed Senior Note (Bermuda)
10.484%	01/15/2012
(Cost $804,565)		790,000	801,850

ASSET BACKED SECURITIES—19.6%
Automotive—12.0%
BMW Vehicle Owner Trust, Series 2003-A, Class A4
2.530%	02/25/2008	669,515	667,463
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3
3.580%	01/15/2009	6,100,000	5,972,029
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A3
2.080%	05/15/2008	2,175,442	2,161,103
Daimler Chrysler Auto Trust, Series 2003-B, Class A-4
2.860%	03/09/2009	5,784,934	5,688,680

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Daimler Chrysler Auto Trust, Series 2005-A, Class A3
3.490%	12/08/2008		$1,000,000	$989,820
Ford Credit Auto Owner Trust, Series 2005-A, Class A3
3.480%	11/15/2008		2,332,467	2,309,265
Ford Credit Auto Owner Trust, Series 2005-A, Class B
3.880%	01/15/2010		2,600,000	2,517,413
Ford Credit Auto Owner Trust, Series 2006-A, Class A3
5.050%	03/15/2010		1,065,000	1,056,467
Hertz Vehicle Financing LLC, Series 2004-1, Class A3, 144A
2.850%	05/25/2009	*	2,700,000	2,585,727
Hertz Vehicle Financing LLC, Series 2004-1A, Class A4, 144A
3.230%	05/25/2009	*	5,000,000	4,703,476
Honda Auto Receivables Owner Trust, Series 2003-2, Class A4
2.160%	10/21/2008		550,593	539,568
Honda Auto Receivables Owner Trust, Series 2003-4, Class A4
2.790%	03/16/2009		6,305,843	6,197,283
Household Automotive Trust, Series 2006-1, Class A3
5.430%	06/17/2011		3,800,000	3,791,343
Long Beach Auto Receivables Trust, Series 2005-A, Class A3
4.080%	06/15/2010		4,350,000	4,296,089
Nissan Auto Receivables Owner Trust, Series 2003-C, Class A-5
3.210%	03/16/2009		2,040,000	1,993,401
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4
2.760%	07/15/2009		5,000,000	4,851,840
Nissan Auto Receivables Owner Trust, Series 2005-B, Class A4
4.180%	10/15/2010		1,000,000	969,113
Triad Auto Receivables Owner Trust, Series 2006-A, Class A3
4.770%	01/12/2011		3,000,000	2,959,965
USAA Auto Owner Trust, Series 2004-3, Class A4
3.530%	06/15/2011		6,000,000	5,814,685
Wachovia Auto Owner Trust, Series 2004-B, Class A4
3.440%	03/21/2011		2,600,000	2,515,447
Wachovia Auto Owner Trust, Series 2005-B, Class A4
4.840%	04/20/2011		4,525,000	4,451,224
				67,031,401
Credit Cards—2.7%
Capital One Multi-Asset Execution Trust, Ser. 2003-A4, Class A4
3.650%	07/15/2011		4,800,000	4,618,192
Citibank Credit Card Issuance Trust, Series 2003-A8, Class A8
3.500%	08/16/2010		8,270,000	7,939,393
MBNA Credit Card Master Note Trust, Series 2005-5A, Class A5
5.368%	12/15/2010	#	2,500,000	2,501,387
				15,058,972
Equipment—0.9%
CNH Equipment Trust, Series 2003-B, Class A4B
3.380%	02/15/2011		5,000,000	4,897,854
Mortgage Backed—0.2%
CS First Boston Mortgage Securities Corporation, Series 2004-C3, Class A3
4.302%	07/15/2036		1,000,000	962,839
Utilities—3.8%
California Infrastructure PG&E-1, Series 1997-1, Class A8
6.480%	12/26/2009		6,000,000	6,061,562
California Infrastructure SCE-1, Series 1997-1, Class A7
6.420%	12/26/2009		6,450,000	6,512,429
Comed Transitional Funding Trust, Series 1998-1, Class A6
5.630%	06/25/2009		446,493	446,702
Peco Energy Transition Trust, Series 2000-A, Class A3
7.625%	03/01/2010		7,164,000	7,518,905
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A2
3.870%	06/25/2011		1,120,000	1,091,943
				21,631,541
TOTAL ASSET BACKED SECURITIES
(Cost $111,986,706)				109,582,607

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—10.6%
Mortgage Backed—10.6%
Bank of America Mortgage Securities, Series 2004-L, Class 1A1
4.215%	01/25/2035		5,110,894	5,031,940
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A2
3.869%	02/11/2041		3,100,000	2,949,275
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-19, Class A1
5.500%	10/25/2034		421,821	420,687
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 3A1
5.493%	02/25/2035		3,634,353	3,686,535
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 6A1
5.299%	05/25/2034		2,260,511	2,296,944
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.541%	10/25/2035		5,289,908	5,149,814
GSR Mortgage Loan Trust, Series 2004-11, Class 2A2
4.800%	09/25/2034		3,780,906	3,702,317
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
5.323%	12/19/2035	#	7,190,398	7,081,474
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A1
3.334%	09/15/2027		4,082,709	3,938,636
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
4.744%	12/25/2034		4,603,956	4,506,317
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1
5.910%	03/12/2034		3,818,577	3,826,392

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Short-Term
Bond Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
4.053%	04/25/2034	#	$937,213	$905,461
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A
5.429%	05/25/2035		5,997,037	5,933,739
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class IIA1
5.947%	10/19/2034		1,099,320	1,116,605
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
3.320%	03/25/2044	#	1,253,986	1,199,692
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.577%	12/25/2034	#	2,925,631	2,853,189
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class IIA1
4.362%	05/25/2035		4,615,369	4,534,256
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $60,177,002)				59,133,273

REPURCHASE AGREEMENTS—1.1%
IBT Repurchase Agreement dated 6/30/2006 due 7/03/2006, with a maturity value of $6,153,636 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 4.614% to 7.625%, maturity dates ranging from 07/25/2009 to 12/01/2032 and an aggregate market value of $6,458,815.			6,151,252	6,151,252
TOTAL INVESTMENTS—98.7%
(Cost $561,178,132)				552,645,398
Other assets less liabilities—1.3%				7,340,586
NET ASSETS—100.0%				$559,985,984

Notes to the Schedule of Investments:

MTN	Medium Term Note

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 3.70% of Total Investments.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint US Government
Securities Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—42.2%
U.S. Government Agencies—37.5%
Federal Farm Credit Bank
3.750%	01/15/2009		$1,050,000	$1,009,351
3.000%	12/17/2007		700,000	677,177
Federal Home Loan Bank
5.750%	05/15/2012		625,000	634,456
5.375%	05/18/2016		925,000	914,646
4.900%	07/24/2008		300,000	296,783
4.750%	01/11/2008		250,000	247,363
4.625%	02/08/2008- 02/18/2011		1,400,000	1,374,207
4.500%	11/15/2012- 09/16/2013		1,310,000	1,238,277
4.125%	10/26/2007		250,000	245,752
4.100%	06/13/2008		400,000	390,169
4.000%	03/10/2008		800,000	781,334
3.625%	01/15/2008		1,400,000	1,362,431
3.000%	04/15/2009	†	1,650,000	1,552,124
2.750%	03/14/2008		2,500,000	2,391,373
2.625%	07/15/2008		2,000,000	1,893,988
Federal Home Loan Mortgage Corporation
6.625%	09/15/2009		1,400,000	1,448,903
6.250%	03/05/2012		250,000	250,703
6.000%	06/15/2011		400,000	408,992
5.750%	03/15/2009		1,800,000	1,814,980
5.500%	09/15/2011		600,000	600,617
5.400%	02/28/2011		125,000	123,840
5.250%	01/05/2011- 11/05/2012		550,000	537,434
5.125%	10/15/2008- 02/01/2011		2,600,000	2,582,130
5.000%	02/08/2008- 01/30/2014		1,100,000	1,080,663
4.900%	11/03/2008		300,000	295,475
4.875%	02/17/2009		500,000	493,722
4.750%	09/22/2010- 01/19/2016		2,150,000	2,078,065
4.500%	01/15/2013- 01/15/2015	†	2,300,000	2,161,011
4.375%	11/16/2007- 07/30/2009		2,900,000	2,850,761
4.125%	09/01/2009- 02/24/2011		900,000	851,771
4.000%	06/12/2013		400,000	364,800
3.875%	01/12/2009		100,000	96,229
3.500%	04/01/2008		200,000	193,389
3.300%	09/14/2007		300,000	292,462
3.250%	11/02/2007- 02/25/2008		1,300,000	1,259,569
Federal National Mortgage Association
6.625%	10/15/2007- 11/15/2010		2,080,000	2,136,102
6.000%	05/15/2011		600,000	613,574
5.625%	09/01/2015		100,000	97,622
5.375%	11/15/2011		650,000	647,748
5.250%	06/15/2008- 08/01/2012		3,340,000	3,317,605
5.125%	04/15/2011		675,000	665,521
5.100%	02/22/2008- 01/18/2011		300,000	296,750
5.000%	01/23/2009- 04/15/2015		900,000	878,575
4.875%	01/11/2008		450,000	446,042
4.750%	02/21/2013		150,000	143,957

4.500%	08/15/2008- 02/15/2011		1,000,000	970,458
4.375%	09/07/2007- 10/15/2015		1,050,000	984,937
4.125%	04/15/2014		400,000	366,071
4.000%	01/26/2009		300,000	289,881
3.875%	11/17/2008		400,000	385,796
3.750%	09/15/2008		400,000	386,164
3.375%	12/15/2008		900,000	858,152
3.250%	01/15/2008		775,000	750,095
3.125%	12/15/2007- 03/16/2009		2,350,000	2,267,401
3.000%	08/15/2007		1,200,000	1,167,922
				52,465,320
U.S. Government Agencies—Mortgage Backed—4.7%
Federal Home Loan Mortgage Corporation
6.500%	04/01/2035		151,538	152,830
6.000%	08/01/2017- 10/01/2017		400,894	401,805
5.000%	11/01/2017		61,602	59,452
4.500%	04/01/2019- 05/01/2019		1,929,554	1,824,687
Federal National Mortgage Association
7.500%	01/01/2034		353,781	365,949
7.000%	02/01/2013		190,423	193,991
6.500%	05/01/2035		178,962	180,362
6.000%	12/01/2013- 10/01/2017		213,366	214,207
5.500%	10/01/2020		1,444,288	1,420,835
5.000%	10/01/2018- 07/01/2019		1,818,473	1,755,077
				6,569,195
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $60,464,410)				59,034,515

U.S. TREASURY OBLIGATIONS—56.2%
U.S. Treasury Bonds—5.9%
U.S. Treasury Bond
14.000%	11/15/2011		800,000	825,906
12.000%	08/15/2013		700,000	795,676
11.750%	11/15/2014		500,000	601,309
11.250%	02/15/2015		850,000	1,207,465
10.625%	08/15/2015		800,000	1,115,094
5.750%	08/15/2010	†	1,840,000	1,885,785
5.000%	08/15/2011	†	1,800,000	1,795,149
				8,226,384
U.S. Treasury Notes—50.3%
U.S. Treasury Note
6.500%	02/15/2010		600,000	627,071
6.000%	08/15/2009		1,705,000	1,748,092
5.500%	05/15/2009		1,000,000	1,010,430
5.125%	06/30/2011- 05/15/2016	†	2,550,000	2,549,638
5.000%	02/15/2011	†	1,770,000	1,766,198
4.875%	05/31/2008- 05/31/2011		3,400,000	3,381,157
4.750%	05/15/2014		1,500,000	1,463,731
4.625%	02/29/2008- 03/31/2008		5,700,000	5,648,428
4.500%	02/15/2009- 02/15/2016	†	2,300,000	2,225,005
4.375%	01/31/2008- 08/15/2012	†	3,570,000	3,469,821

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint US Government
Securities Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
4.250%	10/31/2007- 08/15/2015	†	$16,300,000	$15,698,010
4.125%	05/15/2015	†	1,650,000	1,532,632
4.000%	09/30/2007- 02/15/2015	†	7,230,000	6,813,909
3.875%	05/15/2009- 02/15/2013	†	5,050,000	4,821,414
3.750%	05/15/2008		2,700,000	2,632,608
3.625%	07/15/2009		530,000	508,034
3.500%	11/15/2009- 02/15/2010	†	2,010,000	1,905,032
3.375%	11/15/2008- 12/15/2008	†	3,980,000	3,823,322
3.250%	01/15/2009		1,580,000	1,510,259
3.125%	09/15/2008- 10/15/2008		3,400,000	3,256,803
3.000%	11/15/2007- 02/15/2008	†	4,150,000	4,018,808
				70,410,402
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $81,200,207)				78,636,786

CASH EQUIVALENTS—24.6%
Institutional Money Market Funds—0.2%
BGI Institutional Fund		††	283,539	283,539
Bank & Certificate Deposits/ Offshore Time Deposits—23.5%
Abbey National PLC
5.100%	07/10/2006	††	1,134,158	1,134,158
Bank Of Montreal
5.290%	08/03/2006	††	425,309	425,309
Bank Of Nova Scotia
5.290%	08/08/2006	††	708,849	708,849
Barclays
5.150%	08/01/2006	††	708,848	708,849
Barton Capital LLC
5.258%	07/07/2006	††	567,079	567,079
Barton Capital LLC
5.120%	07/05/2006	††	561,656	561,656
Calyon
5.300%	08/08/2006	††	708,849	708,849
Canadian Imperial Bank of Commerce
5.310%	07/31/2006	††	425,309	425,309
Clipper Receivables Corp
5.119%	07/05/2006	††	567,079	567,079
Compass Securitization
5.222%	07/14/2006	††	708,848	708,849
CRC Funding LLC
5.282%	07/21/2006	††	277,532	277,532
Credit Suisse First Boston Corporation
5.275%	07/24/2006	††	708,848	708,849
Deutsche Bank
5.250%	07/05/2006	††	567,079	567,079
Dexia Group
5.300%	08/09/2006	††	708,848	708,848
Fairway Finance
5.264%	07/11/2006	††	567,079	567,079
Falcon Asset Securitization Corporation
5.290%	07/24/2006	††	283,539	283,539
Grampian Funding LLC
5.319%	07/21/2006	††	567,079	567,079
Harris NA
5.080%	07/05/2006	††	567,079	567,079
Jupiter Securitization Corporation
5.252%	07/18/2006	††	708,848	708,848
Lexington Parker Cap Comp
5.202%	07/13/2006	††	708,848	708,848
Lexington Parker Cap Comp
5.192%	07/13/2006	††	277,431	277,431
Merrill Lynch & Co
5.303%	07/03/2006	††	4,678,400	4,678,400
Morgan Stanley & Co
5.303%	07/03/2006	††	4,588,672	4,588,672
National Australia Bank
5.290%	07/03/2006	††	1,928,620	1,928,620
Old Line Funding LLC
5.271%	07/12/2006	††	567,079	567,079
Old Line Funding LLC
5.221%	07/05/2006	††	425,309	425,309
Prefco
5.269%	07/18/2006	††	141,770	141,770
Ranger Funding
5.252%	07/27/2006	††	708,848	708,848
Skandinaviska Enskilda Banken AB
5.130%	07/12/2006	††	1,417,697	1,417,697
Svenska Handlesbanken
5.290%	07/03/2006	††	995,743	995,743
The Bank of the West
5.250%	08/07/2006	††	708,848	708,848
Three Pillars Funding LLC
5.245%	07/19/2006	††	708,848	708,848
Toronto Dominion Bank
5.300%	07/26/2006	††	567,079	567,079
Toronto Dominion Bank
5.300%	07/31/2006	††	283,539	283,539
UBS AG
5.250%	07/21/2006	††	283,539	283,539
UBS AG
5.250%	08/04/2006	††	567,079	567,079
Wells Fargo
5.210%	07/06/2006	††	850,618	850,618
Wells Fargo
5.170%	07/03/2006	††	992,388	992,388
				32,872,273
Floating Rate Instruments/Master Notes—0.9%
Bank of America
5.270%	07/14/2006	††	567,079	567,079
HBOS Halifax Bank of Scotland
5.110%	07/10/2006	††	708,848	708,848
				1,275,927
TOTAL CASH EQUIVALENTS
(Cost $34,431,739)				34,431,739

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint US Government
Securities Fund

	Face	Value
REPURCHASE AGREEMENTS—0.4%
IBT Repurchase Agreement dated 06/30/06 due 07/03/06, with a maturity value of $626,671 and an effective yield of 4.65% collateralized by a U.S. Government Obligation with a rate of 7.86%, maturity of 09/25/12 and an aggregate market value of $657,749.	$626,428	$626,428
TOTAL INVESTMENTS—123.4%
(Cost $176,722,784)		172,729,468
Other assets less liabilities—(23.4%)		(32,708,297)
NET ASSETS—100.0%		$140,021,171

Notes to the Schedule of Investments:

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—78.7%
Advertising—0.2%
Interpublic Group, Inc. *	21,356	$178,323
Monster Worldwide, Inc. *	6,200	264,492
Omnicom Group	8,800	783,992
		1,226,807
Aerospace & Defense—1.3%
Goodrich Corporation	5,900	237,711
Boeing Company (The)	39,392	3,226,599
General Dynamics Corporation	19,720	1,290,871
Honeywell International, Inc.	40,825	1,645,247
Lockheed Martin Corporation	17,580	1,261,189
Northrop Grumman Corporation	17,292	1,107,726
Textron, Inc.	6,500	599,170
		9,368,513
Airlines—0.1%
Southwest Airlines Company	34,872	570,855
Apparel Retailers—0.3%
Gap, Inc. (The)	28,227	491,150
Kohl’s Corporation *	17,000	1,005,040
Ltd. Brands	17,100	437,589
Nordstrom, Inc.	10,780	393,470
		2,327,249
Automotive—0.5%
Autonation, Inc. *	6,800	145,792
Ford Motor Company †	91,746	635,800
General Motors Corporation †	27,800	828,162
Genuine Parts Company	8,525	355,151
Goodyear Tire & Rubber Company (The) *†	8,600	95,460
Harley-Davidson, Inc.	13,400	735,526
Navistar International Corporation *	2,900	71,369
Paccar, Inc.	8,322	685,566
		3,552,826
Banking—9.3%
American Express Company	60,930	3,242,695
AmSouth Bancorp †	17,000	449,650
BB&T Corporation	26,300	1,093,817
Bank of America Corporation	226,405	10,890,080
Bank of New York Company, Inc. (The)	37,900	1,220,380
Capital One Financial Corporation	14,850	1,268,932
CIT Group, Inc.	9,800	512,442
Citigroup, Inc. †	245,568	11,846,200
Comerica, Inc.	8,050	418,519
Commerce Bancorp, Inc.	7,637	272,412
Compass Bancshares, Inc.	6,100	339,160
Fifth Third Bancorp	27,288	1,008,292
First Horizon National Corporation †	6,200	249,240
Golden West Financial Corporation	12,570	932,694
Huntington Bancshares, Inc.	12,536	295,599
JP Morgan Chase & Company	171,439	7,200,438
KeyCorp	19,900	710,032
M&T Bank Corporation	3,930	463,426
Marshall & IIsley Corporation	10,900	498,566
Mellon Financial Corporation	20,400	702,372
National City Corporation	26,900	973,511
North Fork Bancorp, Inc.	23,350	704,469
Northern Trust Corporation	9,150	505,995
PNC Financial Services Group, Inc.	14,400	1,010,448

Regions Financial Corporation	22,436	743,080
SLM Corporation	20,500	1,084,860
Sovereign Bancorp, Inc.	18,480	375,329
State Street Corporation	16,400	952,676
Suntrust Banks, Inc.	18,270	1,393,270
Synovus Financial Corporation	15,400	412,412
U.S. Bancorp	88,605	2,736,122
Wachovia Corporation	79,781	4,314,556
Washington Mutual, Inc.	48,762	2,222,572
Wells Fargo & Company	82,460	5,531,417
Zions Bancorp	5,100	397,494
		66,973,157
Beverages, Food & Tobacco—3.9%
Altria Group, Inc.	102,630	7,536,121
Anheuser-Busch Companies, Inc.	38,140	1,738,803
Archer-Daniels-Midland Company	32,124	1,326,079
Brown-Forman Corporation Class B	4,080	292,495
Campbell Soup Company	9,030	335,103
Coca-Cola Company (The)	101,290	4,357,496
Coca-Cola Enterprises, Inc.	14,960	304,735
ConAgra Foods, Inc.	25,500	563,805
Constellation Brands, Inc. Class A *	9,730	243,250
Dean Foods Company *	6,000	223,140
General Mills, Inc.	17,500	904,050
H.J. Heinz Company	16,450	678,069
Hershey Foods Corporation	8,770	482,964
Kellogg Company	12,400	600,532
McCormick & Company, Inc.	6,500	218,075
Molson Coors Brewing Company—Class B	2,660	180,561
Pepsi Bottling Group, Inc.	6,610	212,511
Pepsico, Inc.	81,450	4,890,258
Reynolds American, Inc. †	4,180	481,954
Sara Lee Corporation	37,400	599,148
Supervalu, Inc.	9,801	300,891
Sysco Corporation	30,500	932,080
Tyson Foods, Inc. Class A †	12,400	184,264
UST, Inc. †	8,000	361,520
WM Wrigley Jr. Company	10,887	493,834
		28,441,738
Building Materials—0.9%
Home Depot, Inc.	104,500	3,740,055
Louisiana-Pacific Corporation	5,600	122,640
Lowe’s Companies, Inc.	38,480	2,334,582
Vulcan Materials Company	4,900	382,200
		6,579,477
Chemicals—1.1%
Air Products & Chemicals, Inc.	11,000	703,120
Avery Dennison Corporation	5,400	313,524
Cooper Tire & Rubber Company	2,400	26,736
Dow Chemical Company (The)	47,636	1,859,233
Eastman Chemical Company	3,975	214,650
Ecolab, Inc.	8,940	362,785
EI Du Pont de Nemours & Company	45,300	1,884,480
Hercules, Inc. *	5,000	76,300
International Flavors & Fragrances, Inc.	4,300	151,532
Monsanto Company	13,249	1,115,433
PPG Industries, Inc.	8,124	536,184
Praxair, Inc.	15,830	854,820
		8,098,797
Coal—0.0%
Consol Energy, Inc.	6,421	299,989

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Commercial Services—0.8%
Allied Waste Industries, Inc.	*†	11,900	$135,184
Apollo Group, Inc. Class A	*	6,910	357,040
Cendant Corporation		49,600	807,984
Cintas Corporation		6,800	270,368
Convergys Corporation	*	7,600	148,200
Equifax, Inc.		6,400	219,776
Fluor Corporation		4,300	399,599
H&R Block, Inc.	†	16,100	384,146
Moody’s Corporation		12,000	653,520
Paychex, Inc.		16,450	641,221
Robert Half International, Inc.	†	8,400	352,800
RR Donnelley & Sons Company		10,600	338,670
Ryder System, Inc.	†	3,100	181,133
Waste Management, Inc.		27,127	973,317
			5,862,958
Communications—1.3%
ADC Telecommunications, Inc.	*	5,571	93,927
Andrew Corporation	*	6,987	61,905
Avaya, Inc.	*	20,468	233,745
Ciena Corporation	*†	30,600	147,186
Comverse Technology, Inc.	*	10,700	211,539
Corning, Inc.	*	76,050	1,839,649
L-3 Communications Holdings, Inc.		6,000	452,520
Motorola, Inc.		122,990	2,478,249
Network Appliance, Inc.	*†	18,400	649,520
Qualcomm, Inc.		81,500	3,265,705
			9,433,945
Computer Software & Processing—4.2%
Adobe Systems, Inc.	*	29,500	895,620
Affiliated Computer Services, Inc. Class A	*	5,800	299,338
Autodesk, Inc.	*	11,400	392,844
Automatic Data Processing, Inc.		28,500	1,292,475
BMC Software, Inc.	*	10,500	250,950
CA, Inc.	†	22,416	460,649
Citrix Systems, Inc.	*	8,900	357,246
Computer Sciences Corporation	*	9,200	445,648
Compuware Corporation	*	18,800	125,960
Electronic Arts, Inc.	*	14,900	641,296
Electronic Data Systems Corporation		25,300	608,718
First Data Corporation		37,736	1,699,629
Fiserv, Inc.	*	9,100	412,776
Google, Inc. Class A	*	9,911	4,155,980
IMS Health, Inc.		9,825	263,801
Intuit, Inc.	*	8,700	525,393
Juniper Networks, Inc.	*	24,268	388,045
Microsoft Corporation		437,150	10,185,595
NCR Corporation	*	9,000	329,760
Novell, Inc.	*	18,800	124,644
Nvidia Corporation	*	16,800	357,672
Oracle Corporation	*	185,320	2,685,287
Parametric Technology Corp.	*	5,320	67,617
Symantec Corporation	*	51,368	798,259
Unisys Corporation	*	15,700	98,596
VeriSign, Inc.	*	11,800	273,406
Yahoo!, Inc.	*	62,100	2,049,300
			30,186,504
Computers—0.1%
Sun Microsystems, Inc.	*	170,200	706,330
Computers & Information—3.5%
Apple Computer, Inc.	*	41,900	2,393,328

Cisco Systems, Inc.	*	302,550	5,908,801
Dell, Inc.	*	115,800	2,826,678
EMC Corporation	*	116,950	1,282,941
Gateway, Inc.	*	20,900	39,710
Hewlett-Packard Company		139,086	4,406,244
International Business Machines Corporation		77,080	5,921,286
International Game Technology		16,600	629,804
Lexmark International, Inc.	*	5,300	295,899
Pitney Bowes, Inc.		11,200	462,560
Sandisk Corporation	*	9,000	458,820
Solectron Corporation	*	45,000	153,900
Symbol Technologies, Inc.		12,800	138,112
			24,918,083
Containers & Packaging—0.1%
Ball Corporation		5,100	188,904
Sealed Air Corporation		3,965	206,497
			395,401
Cosmetics & Personal Care—1.7%
Alberto Culver Company Class B		3,400	165,648
Avon Products, Inc.		22,200	688,200
Clorox Company		7,400	451,178
Colgate-Palmolive Company		25,400	1,521,460
Estee Lauder Companies, Inc. (The) Class A		4,900	189,483
Procter & Gamble Company		161,861	8,999,472
			12,015,441
Diversified—2.8%
3M Company		37,150	3,000,605
General Electric Company		512,760	16,900,570
ITT Industries, Inc.		9,100	450,450
			20,351,625
Electric Utilities—2.6%
AES Corporation (The)	*	32,300	595,935
Allegheny Energy, Inc.	*	8,000	296,560
Ameren Corporation	†	10,100	510,050
American Electric Power Company, Inc.		19,360	663,080
CMS Energy Corporation	*	11,100	143,634
Centerpoint Energy, Inc.	†	15,226	190,325
Consolidated Edison, Inc.		12,100	537,724
Constellation Energy Group, Inc.		8,800	479,776
DTE Energy Company		8,700	354,438
Dominion Resources, Inc.	†	17,071	1,276,740
Duke Energy Corp.		61,008	1,791,805
Edison International		16,000	624,000
Entergy Corporation		10,200	721,650
Exelon Corporation		32,824	1,865,388
FPL Group, Inc.		19,900	823,462
FirstEnergy Corporation		16,273	882,159
KeySpan Corporation		8,600	347,440
NiSource, Inc.		13,302	290,516
PG&E Corporation		17,010	668,153
PPL Corporation		18,700	604,010
Pinnacle West Capital Corporation		4,900	195,559
Progress Energy, Inc.	†	12,400	531,588
Public Service Enterprise Group, Inc.		12,300	813,276
Sempra Energy		12,669	576,186
Southern Company (The)	†	36,500	1,169,825
TXU Corporation		22,794	1,362,853
TECO Energy, Inc.		10,200	152,388
Xcel Energy, Inc.		19,870	381,107
			18,849,627

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Electrical Equipment—0.3%
Cooper Industries Ltd. Class A	4,500	$418,140
Emerson Electric Company	20,200	1,692,962
		2,111,102
Electronics—2.3%
Advanced Micro Devices, Inc. *	23,700	578,754
Agilent Technologies, Inc. *	21,049	664,306
Altera Corporation *	17,700	310,635
American Power Conversion Corporation	7,900	153,971
Analog Devices, Inc.	18,000	578,520
Broadcom Corporation Class A *	21,670	651,183
Freescale Semiconductor, Inc. Class B *	20,153	592,498
Intel Corporation	289,340	5,482,993
JDS Uniphase Corporation *	84,700	214,291
Jabil Circuit, Inc. *	8,590	219,904
LSI Logic Corporation *†	19,300	172,735
Linear Technology Corporation	15,000	502,350
Maxim Integrated Products, Inc.	15,820	507,980
Micron Technology, Inc. *†	33,600	506,016
Molex, Inc.	6,975	234,151
National Semiconductor Corporation	16,600	395,910
Novellus Systems, Inc. *	6,200	153,140
PMC-Sierra, Inc. *	10,900	102,460
QLogic Corporation *	8,800	151,712
Raytheon Company	21,900	976,083
Rockwell Collins, Inc.	8,500	474,895
Sanmina-SCI Corporation *	28,400	130,640
Tektronix, Inc.	4,500	132,390
Teradyne, Inc. *†	9,400	130,942
Texas Instruments, Inc.	78,700	2,383,823
Xilinx, Inc.	16,910	383,011
		16,785,293
Entertainment & Leisure—1.6%
Eastman Kodak Company †	14,100	335,298
Harrah’s Entertainment, Inc.	9,060	644,891
Hasbro, Inc.	8,275	149,860
Mattel, Inc.	19,078	314,978
News Corporation, Inc. Class A	118,050	2,264,199
Time Warner, Inc.	214,576	3,712,165
Walt Disney Company	108,365	3,250,950
Xerox Corporation *	45,800	637,078
		11,309,419
Financial Services—3.0%
Ameriprise Financial, Inc.	12,326	550,602
Bear Stearns Companies, Inc. (The)	5,833	817,087
Charles Schwab Corporation (The)	50,722	810,538
Countrywide Financial Corporation	29,698	1,130,900
E*Trade Financial Corporation *	20,600	470,092
Federal Home Loan Mortgage Corporation	34,000	1,938,340
Federal National Mortgage Association	47,600	2,289,560
Federated Investors, Inc. Class B	3,800	119,700
Franklin Resources, Inc.	7,500	651,075
Goldman Sachs Group, Inc.	21,480	3,231,236
Janus Capital Group, Inc.	10,400	186,160
Legg Mason, Inc.	6,100	607,072
Lehman Brothers Holdings, Inc.	26,600	1,732,990
Merrill Lynch & Company, Inc.	45,170	3,142,025
Morgan Stanley	52,830	3,339,384
T. Rowe Price Group, Inc.	13,020	492,286
		21,509,047

Food Retailers—0.4%
Kroger Company *	35,700	780,402
Safeway, Inc.	22,100	574,600
Starbucks Corporation *	37,600	1,419,776
Whole Foods Market, Inc.	6,800	439,552
		3,214,330
Forest Products & Paper—0.5%
Bemis Company	5,700	174,534
International Paper Company	24,202	781,725
Kimberly Clark Corporation	22,620	1,395,654
MeadWestvaco Corporation	8,814	246,175
Pactiv Corporation *	6,900	170,775
Temple-Inland, Inc.	5,500	235,785
Weyerhaeuser Company	12,000	747,000
		3,751,648
Health Care Providers—1.0%
Caremark Rx, Inc. *	22,100	1,102,127
Coventry Health Care, Inc. *	7,840	430,730
Express Scripts, Inc. *	7,200	516,528
HCA, Inc.	20,067	865,891
Health Management Associates, Inc. Class A †	11,800	232,578
Laboratory Corporation of America Holdings *	6,200	385,826
Manor Care, Inc.	3,900	182,988
Tenet Healthcare Corporation *	25,550	178,339
UnitedHealth Group, Inc.	66,700	2,986,826
		6,881,833
Heavy Construction—0.1%
Centex Corporation †	6,000	301,800
Lennar Corporation Class A †	6,700	297,279
		599,079
Heavy Machinery—2.0%
American Standard Companies, Inc.	8,750	378,612
Applied Materials, Inc.	78,000	1,269,840
Baker Hughes, Inc.	16,880	1,381,628
Black & Decker Corporation	3,800	320,948
Caterpillar, Inc.	33,000	2,457,840
Cummins, Inc. †	2,300	281,175
Deere & Company †	11,700	976,833
Dover Corporation	10,000	494,300
Eaton Corporation	7,300	550,420
Ingersoll-Rand Company Class A	16,100	688,758
National-Oilwell Varco, Inc. *	8,610	545,185
Pall Corporation	6,566	183,848
Parker Hannifin Corporation	5,925	459,780
Rockwell Automation, Inc.	8,700	626,487
Stanley Works (The)	3,800	179,436
United Technologies Corporation	49,910	3,165,292
W.W. Grainger, Inc.	3,800	285,874
		14,246,256
Home Construction, Furnishings & Appliances—0.4%
DR Horton, Inc.	13,400	319,188
Harman International Industries, Inc.	3,200	273,184
Johnson Controls, Inc.	9,510	781,912
KB Home	3,800	174,230
Leggett & Platt, Inc.	9,000	224,820
Masco Corporation †	20,500	607,620
Pulte Homes, Inc.	10,540	303,447
Whirlpool Corporation †	3,798	313,905
		2,998,306

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Household Products—0.3%
Fortune Brands, Inc.	7,200	$511,272
Illinois Tool Works, Inc. †	20,080	953,800
Newell Rubbermaid, Inc.	13,460	347,672
Rohm & Haas Company	7,095	355,601
Snap-On, Inc. †	2,850	115,197
		2,283,542
Industrial—Diversified—0.4%
Tyco International Ltd.	99,149	2,726,598
Insurance—4.4%
ACE Ltd. (Bermuda)	15,900	804,381
Aflac, Inc.	24,500	1,135,575
Aetna, Inc.	27,848	1,111,971
Allstate Corporation (The)	31,738	1,737,021
AMBAC Financial Group, Inc.	5,150	417,665
American International Group, Inc.	127,640	7,537,142
AON Corporation	15,825	551,027
Chubb Corporation	19,620	979,038
Cigna Corporation	5,970	588,105
Cincinnati Financial Corporation	8,539	401,418
Genworth Financial, Inc. Class A	18,500	644,540
Hartford Financial Services Group, Inc.	14,900	1,260,540
Humana, Inc. *	8,000	429,600
Lincoln National Corporation	14,004	790,386
Loews Corporation	20,060	711,127
MBIA, Inc.	6,550	383,503
MGIC Investment Corporation	4,300	279,500
Marsh & McLennan Companies, Inc.	26,900	723,341
Metlife, Inc.	37,310	1,910,645
Principal Financial Group	13,750	765,188
Progressive Corporation (The)	38,720	995,491
Prudential Financial, Inc.	24,300	1,888,110
Safeco Corporation	6,100	343,735
St. Paul Travelers Companies	34,216	1,525,349
Torchmark Corporation	5,100	309,672
UnumProvident Corporation †	14,718	266,837
WellPoint, Inc. *	32,500	2,365,025
XL Capital Ltd. Class A (Bermuda)	8,550	524,115
		31,380,047
Lodging—0.2%
Hilton Hotels Corporation	16,200	458,136
Marriott International, Inc. Class A	16,040	611,445
Starwood Hotels & Resorts Worldwide, Inc.	10,600	639,604
		1,709,185
Media—Broadcasting & Publishing—1.3%
CBS Corp. Class B	38,045	1,029,117
Clear Channel Communications, Inc.	25,470	788,297
Comcast Corporation Class A *†	105,180	3,443,593
Dow Jones & Company, Inc. †	3,390	118,684
E.W. Scripps Company Class A	4,200	181,188
Gannett Company, Inc.	11,730	656,059
McGraw-Hill Companies, Inc. (The)	18,100	909,163
Meredith Corporation	2,100	104,034
New York Times Company Class A †	7,000	171,780
Tribune Company	12,867	417,277
Univision Communications, Inc. Class A *	10,950	366,825
Viacom, Inc. Class B *	38,045	1,363,533
		9,549,550

Medical Products—0.0%
Patterson Companies, Inc. *†	6,800	237,524
Medical Supplies—2.8%
Allergan, Inc.	7,500	804,450
Applera Corporation—Applied Biosystems Group	9,000	291,150
Bausch & Lomb, Inc.	2,806	137,606
Baxter International, Inc.	31,900	1,172,644
Becton, Dickinson & Company	12,200	745,786
Biomet, Inc.	12,225	382,520
Boston Scientific Corporation *†	56,830	957,017
C.R. Bard, Inc.	5,100	373,626
Fisher Scientific International *	6,100	445,605
Johnson & Johnson	146,428	8,773,966
Kla-Tencor Corporation †	9,820	408,217
Medtronic, Inc.	59,410	2,787,517
Millipore Corporation *†	2,500	157,475
PerkinElmer, Inc.	6,400	133,760
Quest Diagnostics, Inc.	8,000	479,360
St. Jude Medical, Inc. *	18,000	583,560
Stryker Corporation	14,400	606,384
Thermo Electron Corporation *	8,000	289,920
Waters Corporation *	5,100	226,440
Zimmer Holdings, Inc. *	12,190	691,417
		20,448,420
Metals—0.8%
Alcoa, Inc.	42,860	1,386,950
Allegheny Technologies, Inc.	4,283	296,555
Danaher Corporation	11,710	753,187
Newmont Mining Corporation	21,968	1,162,766
Nucor Corporation	15,200	824,600
Phelps Dodge Corporation	10,056	826,201
United States Steel Corporation	5,320	373,038
		5,623,297
Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B	9,100	504,231
Oil & Gas—7.8%
Anadarko Petroleum Corporation	22,740	1,084,471
Apache Corporation	16,292	1,111,929
Ashland, Inc.	3,400	226,780
BJ Services Company †	15,900	592,434
Chesapeake Energy Corporation †	18,400	556,600
Chevron Texaco Corporation	109,480	6,794,329
ConocoPhillips †	81,119	5,315,728
Devon Energy Corporation	21,688	1,310,172
Dynegy, Inc. Class A *†	16,600	90,802
EOG Resources, Inc.	11,900	825,146
EL Paso Corporation	32,477	487,155
Exxon Mobil Corporation	300,428	18,431,258
Halliburton Company †	25,410	1,885,676
Hess Corp.	11,700	618,345
Kerr-McGee Corporation	11,314	784,626
Kinder Morgan, Inc.	5,200	519,428
Marathon Oil Corporation	17,997	1,499,150
Murphy Oil Corporation	8,100	452,466
Nabors Industries Ltd. *	15,500	523,745
Nicor, Inc. †	2,200	91,300
Noble Corporation	6,700	498,614
Occidental Petroleum Corporation	21,190	2,173,035
Peoples Energy Corporation †	2,300	82,593
Rowan Companies, Inc.	5,400	192,186
Schlumberger Ltd.	58,100	3,782,891
Sunoco, Inc.	6,600	457,314

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Transocean, Inc. *	16,011	$1,286,004
Valero Energy Corporation	30,560	2,032,851
Weatherford International Ltd. *	17,120	849,494
Williams Companies, Inc.	29,300	684,448
XTO Energy, Inc.	17,866	790,928
		56,031,898
Pharmaceuticals—5.3%
Abbott Laboratories	75,700	3,301,277
AmerisourceBergen Corporation	10,300	431,776
Amgen, Inc. *	57,444	3,747,072
Barr Pharmaceuticals, Inc. *	5,200	247,988
Biogen Idec, Inc. *	16,930	784,367
Bristol-Myers Squibb Company	96,400	2,492,904
Cardinal Health, Inc.	20,750	1,334,848
Eli Lilly & Company	55,600	3,073,012
Forest Laboratories, Inc. *	16,000	619,040
Genzyme Corporation *	12,800	781,440
Gilead Sciences, Inc. *	22,730	1,344,707
Hospira, Inc. *	7,950	341,373
King Pharmaceuticals, Inc. *	11,466	194,922
McKesson Corporation	15,089	713,408
Medco Health Solutions, Inc. *	14,955	856,622
MedImmune, Inc. *	12,600	341,460
Merck & Company, Inc.	107,600	3,919,868
Mylan Laboratories	10,800	216,000
Pfizer, Inc.	361,912	8,494,075
Schering-Plough Corporation	72,800	1,385,384
Sigma Aldrich Corporation †	3,300	239,712
Watson Pharmaceuticals, Inc. *	4,800	111,744
Wyeth	66,100	2,935,501
		37,908,500
Real Estate—0.7%
Apartment Investment & Management Company REIT Class A	4,400	191,180
Archstone-Smith Trust REIT	10,500	534,135
Boston Properties, Inc. REIT	4,400	397,760
Equity Office Properties Trust REIT	18,300	668,133
Equity Residential REIT	14,300	639,639
Kimco Realty Corporation REIT	9,900	361,251
Plum Creek Timber Company, Inc. REIT	9,100	323,050
Prologis REIT	12,000	625,440
Public Storage, Inc. REIT †	4,100	311,190
Simon Property Group, Inc. REIT	9,040	749,778
Vornado Realty Trust REIT	5,800	565,790
		5,367,346
Restaurants—0.5%
Darden Restaurants, Inc.	6,500	256,100
McDonald’s Corporation	61,800	2,076,480
Wendy’s International, Inc.	5,600	326,424
Yum! Brands, Inc.	13,600	683,672
		3,342,676
Retailers—3.2%
Amazon.Com, Inc. *	15,200	587,936
Autozone, Inc. *	2,710	239,022
Bed Bath & Beyond, Inc. *	13,800	457,746
Best Buy Company, Inc.	20,015	1,097,623
Big Lots, Inc. *	5,200	88,816
CVS Corporation	40,200	1,234,140
Circuit City Stores, Inc.	7,400	201,428
Costco Wholesale Corporation †	23,276	1,329,758

Dillard’s, Inc. Class A †	2,900	92,365
Dollar General Corporation	15,570	217,669
eBay, Inc. *	56,730	1,661,622
Family Dollar Stores, Inc.	8,200	200,326
Federated Department Stores	26,704	977,366
JC Penney Company, Inc. (Holding Company)	11,420	770,964
Office Depot, Inc. *	14,500	551,000
OfficeMax, Inc.	3,370	137,328
RadioShack Corporation	6,100	85,400
Sears Holdings Corporation *	4,912	760,574
Sherwin-Williams Company (The)	5,430	257,816
Staples, Inc.	35,850	871,872
TJX Companies, Inc.	22,700	518,922
Target Corporation	43,200	2,111,184
Tiffany & Company	7,000	231,140
Walgreen Company	49,800	2,233,032
Wal-Mart Stores, Inc.	122,900	5,920,093
		22,835,142
Telecommunications—0.1%
Citizens Communications Company	16,200	211,410
Lucent Technologies, Inc. *†	219,819	531,962
Tellabs, Inc. *	22,200	295,482
		1,038,854
Telephone Systems—2.6%
Alltel Corporation	19,080	1,217,876
AT&T, Inc.	190,834	5,322,360
BellSouth Corporation	88,400	3,200,080
CenturyTel, Inc.	5,600	208,040
Embarq Corp.	7,297	299,104
Qwest Communications International, Inc. *	76,329	617,502
Sprint Nextel Corp.	145,959	2,917,720
Verizon Communications, Inc.	143,971	4,821,589
		18,604,271
Textiles, Clothing & Fabrics—0.3%
Coach, Inc. *	18,900	565,110
Jones Apparel Group, Inc.	5,600	178,024
Liz Claiborne, Inc. †	5,000	185,300
Nike, Inc. Class B	9,360	758,160
VF Corporation	4,300	292,056
		1,978,650
Transportation—1.6%
Brunswick Corporation	4,900	162,925
Burlington Northern Santa Fe Corporation	18,356	1,454,713
CSX Corporation	10,800	760,752
Carnival Corporation	21,330	890,314
FedEx Corporation	14,940	1,745,888
Norfolk Southern Corporation	20,300	1,080,366
Sabre Holdings Corporation	6,930	152,460
Union Pacific Corporation	13,000	1,208,480
United Parcel Service, Inc. Class B	53,700	4,421,121
		11,877,019
TOTAL COMMON STOCKS
(Cost $502,267,427)		567,012,385

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—1.1%
U.S. Treasury Bills—1.1%
U.S. Treasury Bill
4.730%	09/07/2006	**
(Cost $8,042,497)			$8,115,000	$8,042,497

	Shares	Value
RIGHTS—0.0%
Computers & Information—0.0%
Seagate Technology, Inc.
(Cost $—)***	10,600	—

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—12.4%
Banking—8.3%
CBA (Delaware) Finance, Inc.
5.300%	09/19/2006		15,000,000	14,823,334
Royal Bank of Scotland
5.025%	07/10/2006		15,000,000	14,981,156
Societe Generale North America, Inc.
5.100%	09/26/2006		30,000,000	29,630,250
				59,434,740
Financial Services—4.1%
Nordea North America, Inc.
5.290%	09/11/2006		15,000,000	14,841,300
San Paolo IMI US Financial Co.
5.250%	09/19/2006		15,000,000	14,825,000
				29,666,300
TOTAL COMMERCIAL PAPER
(Cost $89,101,040)				89,101,040

CASH EQUIVALENTS—4.7%
Institutional Money Market Funds—0.0%
BGI Institutional Fund		††	279,894	279,894
Bank & Certificate Deposits/ Offshore Time Deposits—4.5%
Abbey National PLC
5.100%	07/10/2006	††	1,119,575	1,119,575
Bank Of Montreal
5.290%	08/03/2006	††	419,841	419,841
Bank Of Nova Scotia
5.290%	08/08/2006	††	699,734	699,734
Barclays
5.150%	08/01/2006	††	699,734	699,734
Barton Capital LLC
5.258%	07/07/2006	††	559,788	559,788
Barton Capital LLC
5.120%	07/05/2006	††	554,435	554,435
Calyon
5.300%	08/08/2006	††	699,734	699,734
Canadian Imperial Bank of Commerce
5.310%	07/31/2006	††	419,841	419,841
Clipper Receivables Corp
5.119%	07/05/2006	††	559,788	559,788

Compass Securitization
5.222%	07/14/2006	††	699,734	699,734
CRC Funding LLC
5.282%	07/21/2006	††	273,964	273,964
Credit Suisse First Boston Corporation
5.275%	07/24/2006	††	699,734	699,734
Deutsche Bank
5.250%	07/05/2006	††	559,788	559,788
Dexia Group
5.300%	08/09/2006	††	699,734	699,734
Fairway Finance
5.264%	07/11/2006	††	559,788	559,788
Falcon Asset Securitization Corporation
5.290%	07/24/2006	††	279,894	279,894
Grampian Funding LLC
5.319%	07/21/2006	††	559,788	559,788
Harris NA
5.080%	07/05/2006	††	559,788	559,788
Jupiter Securitization Corporation
5.252%	07/18/2006	††	699,734	699,734
Lexington Parker Cap Comp
5.202%	07/13/2006	††	699,734	699,734
Lexington Parker Cap Comp
5.192%	07/13/2006	††	273,864	273,864
Merrill Lynch & Co
5.303%	07/03/2006	††	4,618,247	4,618,247
Morgan Stanley & Co
5.303%	07/03/2006	††	4,529,674	4,529,674
National Australia Bank
5.290%	07/03/2006	††	1,903,822	1,903,822
Old Line Funding LLC
5.271%	07/12/2006	††	559,788	559,788
Old Line Funding LLC
5.221%	07/05/2006	††	419,841	419,841
Prefco
5.269%	07/18/2006	††	139,947	139,947
Ranger Funding
5.252%	07/27/2006	††	699,734	699,734
Skandinaviska Enskilda Banken AB
5.130%	07/12/2006	††	1,399,469	1,399,469
Svenska Handlesbanken
5.290%	07/03/2006	††	982,941	982,941
The Bank of the West
5.250%	08/07/2006	††	699,734	699,734
Three Pillars Funding LLC
5.245%	07/19/2006	††	699,734	699,734
Toronto Dominion Bank
5.300%	07/26/2006	††	559,788	559,788
Toronto Dominion Bank
5.300%	07/31/2006	††	279,894	279,894
UBS AG
5.250%	07/21/2006	††	279,894	279,894
UBS AG
5.250%	08/04/2006	††	559,788	559,788
Wells Fargo
5.210%	07/06/2006	††	839,681	839,681
Wells Fargo
5.170%	07/03/2006	††	979,627	979,627
				32,449,617

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Asset
Allocation Fund

Coupon Rate	Maturity Date		Face	Value
Floating Rate Instruments/Master Notes—0.2%
Bank of America
5.270%	07/14/2006	††	$559,788	$559,788
HBOS Halifax Bank of Scotland
5.110%	07/10/2006	††	699,734	699,734
				1,259,522
TOTAL CASH EQUIVALENTS
(Cost $33,989,033)				33,989,033
TOTAL INVESTMENTS—96.9%
(Cost $633,399,997)				698,144,955
Other assets less liabilities—3.1%				22,526,895
NET ASSETS—100.0%				$720,671,850

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

***	Security has no market value at 06/30/2006.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—94.8%
Aerospace & Defense—1.2%
Honeywell International, Inc.	286,700	$11,554,010
Lockheed Martin Corporation	50,000	3,587,000
		15,141,010
Automotive—2.3%
Ford Motor Company	200,000	1,386,000
General Motors Corporation †	804,000	23,951,160
Genuine Parts Company	90,552	3,772,396
		29,109,556
Banking—9.0%
American Express Company	50,000	2,661,000
Bank of America Corporation	468,892	22,553,705
Capital One Financial Corporation	101,400	8,664,630
Citigroup, Inc. †	322,369	15,551,081
JP Morgan Chase & Company	250,000	10,500,000
KeyCorp †	100,000	3,568,000
Mellon Financial Corporation	150,000	5,164,500
Northern Trust Corporation	40,000	2,212,000
PNC Financial Services Group, Inc.	75,000	5,262,750
SLM Corporation	151,600	8,022,672
State Street Corporation	110,000	6,389,900
Suntrust Banks, Inc.	40,000	3,050,400
Wachovia Corporation	152,504	8,247,416
Washington Mutual, Inc.	215,745	9,833,657
Wells Fargo & Company	63,000	4,226,040
		115,907,751
Beverages, Food & Tobacco—4.7%
Altria Group, Inc.	168,900	12,402,327
Anheuser-Busch Companies, Inc.	132,600	6,045,234
Campbell Soup Company	99,712	3,700,312
Coca-Cola Company (The)	120,000	5,162,400
General Mills, Inc.	80,022	4,133,937
H.J. Heinz Company †	124,200	5,119,524
Imperial Tobacco Group PLC (United Kingdom)	179,600	11,088,504
Kraft Foods, Inc. Class A †	100,000	3,090,000
McCormick & Company, Inc.	75,000	2,516,250
UST, Inc. †	153,337	6,929,299
		60,187,787
Building Materials—2.4%
Cemex SA de CV Sponsored ADR (Mexico) †*	365,583	20,827,264
Hanson PLC Sponsored ADR (United Kingdom)	112,500	6,840,000
Home Depot, Inc.	75,000	2,684,250
		30,351,514
Chemicals—1.6%
Avery Dennison Corporation	85,000	4,935,100
Dow Chemical Company (The)	39,771	1,552,262
EI Du Pont de Nemours & Company	259,146	10,780,474
Hercules, Inc. *	48,000	732,480
International Flavors & Fragrances, Inc.	70,000	2,466,800
		20,467,116
Commercial Services—0.3%
Waste Management, Inc.	100,000	3,588,000

Computer Software & Processing—0.4%
Microsoft Corporation	200,000	4,660,000
Computers & Information—4.1%
Dell, Inc. *	1,811,000	44,206,510
International Business Machines Corporation	60,000	4,609,200
Pitney Bowes, Inc.	98,700	4,076,310
		52,892,020
Cosmetics & Personal Care—0.6%
Avon Products, Inc.	100,000	3,100,000
Colgate-Palmolive Company	80,000	4,792,000
		7,892,000
Diversified—1.3%
3M Company	85,500	6,905,835
General Electric Company	275,000	9,064,000
		15,969,835
Electric Utilities—2.9%
Dominion Resources, Inc.	35,700	2,670,003
Duke Energy Corp.	594,024	17,446,485
Entergy Corporation	105,200	7,442,900
FirstEnergy Corporation	50,000	2,710,500
NiSource, Inc.	130,000	2,839,200
Progress Energy, Inc.	100,000	4,287,000
		37,396,088
Electrical Equipment—1.2%
Cooper Industries Ltd. Class A	75,000	6,969,000
Emerson Electric Company	103,400	8,665,954
		15,634,954
Electronics—4.6%
American Power Conversion Corporation †	300,600	5,858,694
Analog Devices, Inc.	125,000	4,017,500
Intel Corporation	175,000	3,316,250
Koninklijke (Royal) Philips Electronics NV NY Shares (Netherlands)	1,039,000	32,354,460
Raytheon Company	100,000	4,457,000
Sony Corporation ADR (Japan)	125,000	5,505,000
Texas Instruments, Inc.	100,000	3,029,000
		58,537,904
Entertainment & Leisure—5.2%
Discovery Holding Company Class A †*	1,209,800	17,699,374
Eastman Kodak Company †	135,741	3,227,921
Mattel, Inc.	578,200	9,546,082
Time Warner, Inc.	250,000	4,325,000
Walt Disney Company	1,054,000	31,620,000
Xerox Corporation †*	51,000	709,410
		67,127,787
Financial Services—1.3%
Charles Schwab Corporation (The)	250,000	3,995,000
Federal National Mortgage Association	40,806	1,962,769
Janus Capital Group, Inc.	150,000	2,685,000
Morgan Stanley	120,000	7,585,200
		16,227,969

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Forest Products & Paper—0.7%
International Paper Company	150,000	$ 4,845,000
Kimberly Clark Corporation	45,259	2,792,480
MeadWestvaco Corporation	50,000	1,396,500
		9,033,980
Health Care Providers—0.9%
HCA, Inc.	140,900	6,079,835
UnitedHealth Group, Inc.	130,400	5,839,312
		11,919,147
Heavy Machinery—1.1%
Pall Corporation †	120,000	3,360,000
Stanley Works (The)	235,200	11,106,144
		14,466,144
Household Products—1.3%
Fortune Brands, Inc.	37,765	2,681,693
Illinois Tool Works, Inc. †	196,000	9,310,000
Newell Rubbermaid, Inc. †	185,000	4,778,550
		16,770,243
Industrial—Diversified—0.6%
Tyco International Ltd.	259,056	7,124,040
Insurance—8.7%
Allstate Corporation (The)	122,100	6,682,533
American International Group, Inc.	232,114	13,706,332
AON Corporation †	766,000	26,672,120
Fairfax Financial Holdings Ltd. (Canada) †	110,000	10,453,300
Hartford Financial Services Group, Inc.	106,500	9,009,900
Lincoln National Corporation	49,690	2,804,504
MGIC Investment Corporation †	125,300	8,144,500
Marsh & McLennan Companies, Inc.	140,000	3,764,600
St. Paul Travelers Companies	163,806	7,302,471
UnumProvident Corporation	105,000	1,903,650
WellPoint, Inc. *	194,200	14,131,934
XL Capital Ltd. Class A (Bermuda)	115,900	7,104,670
		111,680,514
Media—Broadcasting & Publishing—8.9%
CBS Corp. Class B	70,000	1,893,500
Comcast Corporation Class A †*	214,000	7,006,360
Comcast Corporation Special Class A *	711,000	23,306,580
DIRECTV Group, Inc. (The) *	1,508,000	24,882,000
Dow Jones & Company, Inc. †	98,000	3,430,980
Gannett Company, Inc.	139,800	7,819,014
Liberty Media Holding Corp.—Class A *	1,193,250	20,595,495
Liberty Media Holding Corp.—Class A *	152,050	12,737,228
McClatchy Company Class A †	17,913	718,670
New York Times Company Class A †	160,000	3,926,400
Tribune Company	150,000	4,864,500
Viacom, Inc. Class B *	70,000	2,508,800
		113,689,527

Medical Supplies—1.3%
Baxter International, Inc.	299,300	11,002,268
Boston Scientific Corporation *	150,000	2,526,000
Johnson & Johnson	60,000	3,595,200
		17,123,468
Metals—0.3%
Alcoa, Inc.	125,000	4,045,000
Oil & Gas—9.8%
Anadarko Petroleum Corporation	59,500	2,837,555
BP Amoco PLC ADR (United Kingdom)	159,756	11,120,615
Chesapeake Energy Corporation	413,000	12,493,250
Chevron Texaco Corporation	183,600	11,394,216
ConocoPhillips	187,400	12,280,322
Exxon Mobil Corporation	124,760	7,654,026
Hess Corp.	225,000	11,891,250
Marathon Oil Corporation	157,900	13,153,070
Murphy Oil Corporation	40,000	2,234,400
Occidental Petroleum Corporation	123,300	12,644,415
Pioneer Natural Resources Company †	527,000	24,458,070
Royal Dutch Shell PLC—Class A ADR (United Kingdom)	60,781	4,071,111
		126,232,300
Pharmaceuticals—4.4%
Abbott Laboratories	75,000	3,270,750
Bristol-Myers Squibb Company	398,200	10,297,452
MedImmune, Inc. *	75,000	2,032,500
Merck & Company, Inc.	175,000	6,375,250
Pfizer, Inc.	638,200	14,978,554
Schering-Plough Corporation	442,300	8,416,969
Wyeth	253,400	11,253,494
		56,624,969
Real Estate—0.3%
Simon Property Group, Inc. REIT	50,000	4,147,000
Restaurants—2.2%
McDonald’s Corporation	80,000	2,688,000
Yum! Brands, Inc.	517,000	25,989,590
		28,677,590
Retailers—1.4%
Dollar General Corporation †	347,100	4,852,458
JC Penney Company, Inc. (Holding Company)	95,600	6,453,956
RadioShack Corporation †	200,000	2,800,000
Wal-Mart Stores, Inc.	75,000	3,612,750
		17,719,164
Telecommunications—1.4%
Lucent Technologies, Inc. *	200,000	484,000
Nokia Corporation Sponsored ADR (Finland)	874,300	17,713,318
		18,197,318
Telephone Systems—4.6%
Alltel Corporation	80,000	5,106,400
AT&T, Inc.	252,942	7,054,552
Qwest Communications International, Inc. †*	600,000	4,854,000
Sprint Nextel Corp.	1,170,000	23,388,300
Verizon Communications, Inc.	546,741	18,310,356
		58,713,608

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Transportation—3.8%
Burlington Northern Santa Fe Corporation	149,000	$11,808,250
Carnival Corporation	85,000	3,547,900
FedEx Corporation	190,000	22,203,400
Norfolk Southern Corporation	84,540	4,499,219
Union Pacific Corporation	75,997	7,064,681
		49,123,450
TOTAL COMMON STOCKS
(Cost $1,013,646,192)		1,216,378,753

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—1.0%
Telephone Systems—1.0%
Level 3 Communications, Inc., Senior Note, 144A
11.500%	03/01/2010	†**
(Cost $9,222,808)			$13,245,000	13,178,775

CONVERTIBLE DEBT OBLIGATIONS—0.4%
Telephone Systems—0.4%
Level 3 Communications, Inc., Subordinated Note, Convertible
6.000%	03/15/2010	†
(Cost $3,549,848)			5,760,000	4,802,400

COMMERCIAL PAPER—0.8%
Chemicals—0.2%
BASF AG, 144A (Germany)
5.270%	07/21/2006	**	2,500,000	2,492,712
Financial Services—0.6%
Atlantic Asset Securities Corp., 144A
5.110%	07/10/2006	**	1,250,000	1,248,403
Fairway Finance Corp., 144A
5.200%	07/06/2006	**	4,000,000	3,997,111
Park Avenue Receivables Corp., 144A
5.250%	07/24/2006	**	2,500,000	2,491,616
				7,737,130
TOTAL COMMERCIAL PAPER
(Cost $10,229,842)				10,229,842

CASH EQUIVALENTS—11.0%
Institutional Money Market Funds—0.1%
BGI Institutional Fund		††	1,155,287	1,155,287
Bank & Certificate Deposits/ Offshore Time Deposits—10.5%
Abbey National PLC
5.100%	07/10/2006	††	4,621,140	4,621,140
Bank Of Montreal
5.290%	08/03/2006	††	1,732,930	1,732,930
Bank Of Nova Scotia
5.290%	08/08/2006	††	2,888,218	2,888,218
Barclays
5.150%	08/01/2006	††	2,888,218	2,888,218
Barton Capital LLC
5.258%	07/07/2006	††	2,310,575	2,310,575
Barton Capital LLC
5.120%	07/05/2006	††	2,288,479	2,288,479
Calyon
5.300%	08/08/2006	††	2,888,218	2,888,218
Canadian Imperial Bank of Commerce
5.310%	07/31/2006	††	1,732,930	1,732,930
Clipper Receivables Corp
5.119%	07/05/2006	††	2,310,575	2,310,575
Compass Securitization
5.222%	07/14/2006	††	2,888,218	2,888,218
CRC Funding LLC
5.282%	07/21/2006	††	1,130,811	1,130,811
Credit Suisse First Boston Corporation
5.275%	07/24/2006	††	2,888,218	2,888,218
Deutsche Bank
5.250%	07/05/2006	††	2,310,575	2,310,575
Dexia Group
5.300%	08/09/2006	††	2,888,218	2,888,218
Fairway Finance
5.264%	07/11/2006	††	2,310,575	2,310,575
Falcon Asset Securitization Corporation
5.290%	07/24/2006	††	1,155,287	1,155,287
Grampian Funding LLC
5.319%	07/21/2006	††	2,310,575	2,310,575
Harris NA
5.080%	07/05/2006	††	2,310,575	2,310,575
Jupiter Securitization Corporation
5.252%	07/18/2006	††	2,888,218	2,888,218
Lexington Parker Cap Comp
5.202%	07/13/2006	††	2,888,218	2,888,218
Lexington Parker Cap Comp
5.192%	07/13/2006	††	1,130,401	1,130,401
Merrill Lynch & Co
5.303%	07/03/2006	††	19,062,236	19,062,236
Morgan Stanley & Co
5.303%	07/03/2006	††	18,696,640	18,696,640
National Australia Bank
5.290%	07/03/2006	††	7,858,200	7,858,200
Old Line Funding LLC
5.271%	07/12/2006	††	2,310,575	2,310,575
Old Line Funding LLC
5.221%	07/05/2006	††	1,732,930	1,732,930
Prefco
5.269%	07/18/2006	††	577,643	577,643
Ranger Funding
5.252%	07/27/2006	††	2,888,218	2,888,218
Skandinaviska Enskilda Banken AB
5.130%	07/12/2006	††	5,776,435	5,776,435
Svenska Handlesbanken
5.290%	07/03/2006	††	4,057,176	4,057,176
The Bank of the West
5.250%	08/07/2006	††	2,888,218	2,888,218
Three Pillars Funding LLC
5.245%	07/19/2006	††	2,888,218	2,888,218
Toronto Dominion Bank
5.300%	07/26/2006	††	2,310,575	2,310,575
Toronto Dominion Bank
5.300%	07/31/2006	††	1,155,287	1,155,287
UBS AG
5.250%	07/21/2006	††	1,155,287	1,155,287
UBS AG
5.250%	08/04/2006	††	2,310,575	2,310,575
Wells Fargo
5.210%	07/06/2006	††	3,465,861	3,465,861
Wells Fargo
5.170%	07/03/2006	††	4,043,504	4,043,504
				133,938,750

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint
Equity Income Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Floating Rate Instruments/Master Notes—0.4%
Bank of America
5.270%	07/14/2006	††	$2,310,575	$2,310,575
HBOS Halifax Bank of Scotland
5.110%	07/10/2006	††	2,888,218	2,888,218
				5,198,793
TOTAL CASH EQUIVALENTS
(Cost $140,292,830)				140,292,830

REPURCHASE AGREEMENTS—2.0%
IBT Repurchase Agreement dated 6/30/06, with a maturity value $26,018,280 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 5.375% to 7.875%, maturity dates ranging from 02/20/2023 to 03/25/2029 and an aggregate market value of $27,308,612.			26,008,202	26,008,202
TOTAL INVESTMENTS—110.0%
(Cost $1,202,949,722)				1,410,890,802
Other assets less liabilities—(10.0%)				(127,805,924)
NET ASSETS—100.0%				$1,283,084,878

Notes to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Non-income producing security.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 1.82% of Total Investments.

††	Represents collateral received from securities lending transactions.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—97.9%
Advertising—0.4%
Getty Images, Inc. *†	44,400	$2,819,844
Interpublic Group, Inc. *†	443	3,699
Omnicom Group	17,800	1,585,802
		4,409,345
Aerospace & Defense—2.1%
Goodrich Corporation	85,700	3,452,853
General Dynamics Corporation	176,300	11,540,598
Honeywell International, Inc.	55,000	2,216,500
Lockheed Martin Corporation	61,200	4,390,488
		21,600,439
Airlines—0.8%
AMR Corporation *	97,800	2,486,076
Southwest Airlines Company	349,100	5,714,767
		8,200,843
Apparel Retailers—0.5%
Kohl’s Corporation *	89,000	5,261,680
Automotive—0.2%
General Motors Corporation †	37,000	1,102,230
Jarden Corporation *†	18,100	551,145
		1,653,375
Banking—12.9%
American Express Company	89,000	4,736,580
AmeriCredit Corporation *	38,800	1,083,296
Bank of America Corporation	247,900	11,923,990
Capital One Financial Corporation	14,600	1,247,570
Citigroup, Inc.	415,650	20,050,956
Fifth Third Bancorp †	33,200	1,226,740
Golden West Financial Corporation	161,100	11,953,620
Hudson City Bancorp, Inc.	142,400	1,898,192
IndyMac Bancorp, Inc. †	17,100	784,035
JP Morgan Chase & Company	327,636	13,760,712
Mellon Financial Corporation	57,000	1,962,510
National City Corporation †	73,100	2,645,489
Northern Trust Corporation	50,000	2,765,000
PNC Financial Services Group, Inc.	47,500	3,333,075
SLM Corporation	273,000	14,447,160
State Street Corporation	111,000	6,447,990
Suntrust Banks, Inc.	41,300	3,149,538
U.S. Bancorp	98,500	3,041,680
UBS AG (Switzerland)	38,000	4,157,923
Wachovia Corporation	40,500	2,190,240
Washington Mutual, Inc.	193,500	8,819,730
Wells Fargo & Company	184,200	12,356,136
		133,982,162
Beverages, Food & Tobacco—3.7%
Altria Group, Inc.	73,403	5,389,982
Anheuser-Busch Companies, Inc.	18,584	847,245
Campbell Soup Company	146,600	5,440,326
Coca-Cola Company (The)	31,400	1,350,828
H.J. Heinz Company	16,700	688,374
Kellogg Company	86,600	4,194,038
Kraft Foods, Inc. Class A †	57,600	1,779,840
Pepsico, Inc.	214,000	12,848,560
Sara Lee Corporation	83,000	1,329,660
Sysco Corporation	106,300	3,248,528
Unilever NV (Netherlands)	56,300	1,269,565
		38,386,946
Building Materials—1.1%
Home Depot, Inc.	129,500	4,634,805
Lowe’s Companies, Inc.	106,200	6,443,154
		11,077,959
Chemicals—1.9%
Air Products & Chemicals, Inc.	10,900	696,728
Dow Chemical Company (The)	162,000	6,322,860
EI Du Pont de Nemours & Company	147,300	6,127,680
Huntsman Corporation *†	96,700	1,674,844
Methanex Corporation (Canada) †	32,300	684,114
Monsanto Company	40,000	3,367,600
NOVA Chemicals Corporation (Canada)	3,700	106,523
Potash Corporation of Saskatchewan, Inc. (Canada) †	7,400	636,178
Scotts Company (The) Class A	10,000	423,200
		20,039,727
Coal—0.1%
Consol Energy, Inc.	30,000	1,401,600
Commercial Services—0.8%
Accenture Ltd. Class A (Bermuda)	1,200	33,984
Cintas Corporation	16,000	636,160
Fluor Corporation	60,800	5,650,144
Paychex, Inc.	16,700	650,966
Siemens AG Sponsored ADR (Germany) †	9,000	781,380
		7,752,634
Communications—1.6%
American Tower Corporation Class A *†	117,800	3,665,936
Corning, Inc. *	179,900	4,351,781
Marvell Technology Group Ltd. (Bermuda) *†	66,600	2,952,378
Motorola, Inc.	177,500	3,576,625
Qualcomm, Inc.	48,600	1,947,402
		16,494,122
Computer Software & Processing—5.3%
Adobe Systems, Inc. *	73,400	2,228,424
Affiliated Computer Services, Inc. Class A *	39,900	2,059,239
Automatic Data Processing, Inc.	107,500	4,875,125
First Data Corporation	65,000	2,927,600
Google, Inc. Class A *	25,400	10,650,982
Intuit, Inc. *†	55,000	3,321,450
Juniper Networks, Inc. *†	78,000	1,247,220
Microsoft Corporation	703,300	16,386,890
Oracle Corporation *†	205,000	2,970,450
SAP AG ADR (Germany) †	61,300	3,219,476
Yahoo!, Inc. *	169,900	5,606,700
		55,493,556
Computers—0.5%
Sun Microsystems, Inc. *†	1,223,200	5,076,280
Computers & Information—4.0%
Apple Computer, Inc. *	30,000	1,713,600
Cisco Systems, Inc. *	733,250	14,320,373
Dell, Inc. *	144,600	3,529,686
EMC Corporation *	460,000	5,046,200
Hewlett-Packard Company	82,600	2,616,768
International Business Machines Corporation	9,400	722,108

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
International Game Technology	89,000	$3,376,660
Pitney Bowes, Inc.	101,300	4,183,690
Sandisk Corporation *	84,300	4,297,614
Seagate Technology (Cayman Islands) †	87,800	1,987,792
		41,794,491
Cosmetics & Personal Care—0.6%
Avon Products, Inc.	54,834	1,699,854
Procter & Gamble Company	86,375	4,802,450
		6,502,304
Diversified—2.8%
General Electric Company	882,200	29,077,312
Electric Utilities—2.3%
AES Corporation (The) *	117,100	2,160,495
Dominion Resources, Inc.	55,050	4,117,190
Entergy Corporation	21,000	1,485,750
Exelon Corporation †	104,400	5,933,052
FPL Group, Inc. †	85,100	3,521,438
NiSource, Inc.	28,700	626,808
SCANA Corporation	72,600	2,800,908
TXU Corporation	53,600	3,204,744
		23,850,385
Electrical Equipment—0.3%
Cooper Industries Ltd. Class A	21,700	2,016,364
Emerson Electric Company	9,600	804,576
Energizer Holdings, Inc. *†	11,400	667,698
		3,488,638
Electronics—4.4%
Agilent Technologies, Inc. *	24,872	784,960
Altera Corporation *	202,000	3,545,100
Analog Devices, Inc.	75,000	2,410,500
ATI Technologies, Inc. (Canada) *†	138,400	2,020,640
Fairchild Semiconductor International, Inc. *†	48,800	886,696
Flextronics International Ltd. (Singapore) *	264,200	2,805,804
Freescale Semiconductor, Inc. Class A *	53,800	1,560,200
Garmin Ltd. (Cayman Islands) †	24,000	2,530,560
Intel Corporation	374,700	7,100,565
International Rectifier Corporation *	71,600	2,798,128
Jabil Circuit, Inc. *	43,600	1,116,160
Linear Technology Corporation †	106,000	3,549,940
Maxim Integrated Products, Inc.	132,600	4,257,786
Raytheon Company	9,800	436,786
Rockwell Collins, Inc.	19,000	1,061,530
Teradyne, Inc. *†	50,800	707,644
Texas Instruments, Inc.	86,000	2,604,940
Xilinx, Inc.	243,500	5,515,275
		45,693,214
Entertainment & Leisure—1.2%
Harrah’s Entertainment, Inc.	37,000	2,633,660
Time Warner, Inc.	420,900	7,281,570
Walt Disney Company	99,800	2,994,000
		12,909,230
Financial Services—4.5%
Ameriprise Financial, Inc.	15,000	670,050
Berkshire Hathaway, Inc. Class A *	30	2,749,770
Charles Schwab Corporation (The)	160,000	2,556,800
Chicago Mercantile Exchange	1,800	884,070
Countrywide Financial Corporation	24,500	932,960
E*Trade Financial Corporation *	110,000	2,510,200
Federal Home Loan Mortgage Corporation †	52,500	2,993,025
Federal National Mortgage Association	75,500	3,631,550
Franklin Resources, Inc.	45,000	3,906,450
Goldman Sachs Group, Inc.	88,200	13,267,926
Legg Mason, Inc.	40,000	3,980,800
Merrill Lynch & Company, Inc.	80,500	5,599,580
Morgan Stanley	25,000	1,580,250
TD Ameritrade Holding Corp.	95,000	1,406,950
		46,670,381
Food Retailers—0.4%
Safeway, Inc. †	176,200	4,581,200
Forest Products & Paper—0.4%
International Paper Company	24,700	797,810
Kimberly Clark Corporation	46,100	2,844,370
		3,642,180
Health Care Providers—1.7%
Caremark Rx, Inc. *	94,000	4,687,780
DaVita, Inc. *	34,700	1,724,590
Lincare Holdings, Inc. *	26,200	991,408
Triad Hospitals, Inc. *	15,900	629,322
UnitedHealth Group, Inc.	220,300	9,865,034
		17,898,134
Heavy Machinery—3.5%
American Standard Companies, Inc.	155,900	6,745,793
Applied Materials, Inc.	550,600	8,963,768
Baker Hughes, Inc.	86,200	7,055,470
Caterpillar, Inc.	92,400	6,881,952
Deere & Company	16,300	1,360,887
United Technologies Corporation	83,000	5,263,860
		36,271,730
Home Construction, Furnishings & Appliances—0.3%
Harman International Industries, Inc.	22,500	1,920,825
Leggett & Platt, Inc.	47,500	1,186,550
		3,107,375
Household Products—0.5%
Illinois Tool Works, Inc. †	110,200	5,234,500
Rohm & Haas Company	6,700	335,804
		5,570,304
Insurance—5.9%
ACE Ltd. (Bermuda)	97,700	4,942,643
Aflac, Inc.	16,000	741,600
Aetna, Inc.	120,100	4,795,593
Allstate Corporation (The)	66,000	3,612,180
American International Group, Inc.	225,900	13,339,395
Chubb Corporation	133,000	6,636,700
Hartford Financial Services Group, Inc.	43,600	3,688,560
Humana, Inc. *	41,200	2,212,440
Marsh & McLennan Companies, Inc.	111,800	3,006,302
Prudential Financial, Inc.	28,700	2,229,990
RenaissanceRe Holdings, Ltd. (Bermuda)	3,400	164,764

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
WellPoint, Inc. *	200,300	$14,575,831
XL Capital Ltd. Class A (Bermuda)	23,000	1,409,900
		61,355,898
Lodging—0.8%
Las Vegas Sands Corporation *	29,700	2,312,442
Marriott International, Inc. Class A	51,000	1,944,120
Starwood Hotels & Resorts Worldwide, Inc.	13,800	832,692
Wynn Resorts Ltd. *†	39,000	2,858,700
		7,947,954
Media—Broadcasting & Publishing—1.5%
Cablevision Systems Corporation Class A *	36,781	788,952
CBS Corp. Class B	31,500	852,075
Clear Channel Communications, Inc.	53,600	1,658,920
Comcast Corporation Class A *†	194,200	6,358,108
E.W. Scripps Company Class A	14,700	634,158
Gannett Company, Inc.	31,400	1,756,202
McGraw-Hill Companies, Inc. (The)	17,000	853,910
Viacom, Inc. Class B *	86,800	3,110,912
		16,013,237
Medical Supplies—3.7%
Allergan, Inc. †	57,600	6,178,176
Baxter International, Inc.	183,300	6,738,108
Beckman Coulter, Inc.	41,700	2,316,435
Boston Scientific Corporation *	203,900	3,433,676
Johnson & Johnson	43,000	2,576,560
Kla-Tencor Corporation †	96,000	3,990,720
Medtronic, Inc.	125,100	5,869,692
Quest Diagnostics, Inc. †	40,000	2,396,800
St. Jude Medical, Inc. *†	52,000	1,685,840
Stryker Corporation	51,000	2,147,610
Thermo Electron Corporation *†	25,700	931,368
		38,264,985
Metals—2.7%
Alcoa, Inc.	297,300	9,620,628
Cameco Corporation (Canada) †	87,000	3,477,390
Danaher Corporation	176,100	11,326,752
Newmont Mining Corporation	23,000	1,217,390
Precision Castparts Corporation	42,600	2,545,776
		28,187,936
Metals & Mining—0.1%
Barrick Gold Corporation (Canada)	45,800	1,355,680
Oil & Gas—7.4%
Anadarko Petroleum Corporation †	22,600	1,077,794
BJ Services Company †	30,700	1,143,882
Chevron Texaco Corporation	31,572	1,959,358
ConocoPhillips	84,100	5,511,073
EOG Resources, Inc.	3,500	242,690
Exxon Mobil Corporation	274,000	16,809,900
GlobalSantaFe Corporation †	67,000	3,869,250
Halliburton Company	17,600	1,306,096
Kinder Morgan, Inc.	17,226	1,720,705
MDU Resources Group, Inc.	23,200	849,352
Murphy Oil Corporation †	28,000	1,564,080
Occidental Petroleum Corporation	97,500	9,998,625
Plains Exploration & Production Company *†	20,500	831,070
Royal Dutch Shell PLC—Class A ADR (United Kingdom)	76,000	5,090,480
Royal Dutch Shell PLC—Class B, ADR (United Kingdom)	21,356	1,492,144
Schlumberger Ltd.	190,200	12,383,922
Smith International, Inc. †	118,500	5,269,695
Total Fina SA ADR (France)	27,000	1,769,040
Transocean, Inc. *	11,700	939,744
Weatherford International Ltd. *	52,800	2,619,936
XTO Energy, Inc.	22,100	978,367
		77,427,203
Pharmaceuticals—7.0%
Abbott Laboratories	82,600	3,602,176
Alcon, Inc. (Switzerland)	4,000	394,200
Amgen, Inc. *	89,100	5,811,993
AstraZeneca Group PLC ADR (United Kingdom)	164,500	9,840,390
Cardinal Health, Inc.	20,000	1,286,600
Eli Lilly & Company	32,000	1,768,640
Endo Pharmaceuticals Holdings, Inc. *	22,200	732,156
Forest Laboratories, Inc. *	178,700	6,913,903
Genentech, Inc. *†	50,000	4,090,000
Gilead Sciences, Inc. *	65,000	3,845,400
GlaxoSmithKline PLC, ADR (United Kingdom)	7,000	390,600
ImClone Systems, Inc. *†	44,200	1,707,888
McKesson Corporation	45,500	2,151,240
Medco Health Solutions, Inc. *	54,000	3,093,120
Millennium Pharmaceuticals, Inc. *†	86,200	859,414
Novartis AG (Switzerland)	41,000	2,216,307
Pfizer, Inc.	326,686	7,667,320
Roche Holding AG (Switzerland)	9,000	1,485,241
Sepracor, Inc. *†	65,700	3,754,098
Teva Pharmaceutical Industries Ltd. ADR (Israel)	82,000	2,590,380
Wyeth	195,800	8,695,478
		72,896,544
Real Estate—0.7%
General Growth Properties, Inc. REIT	16,110	725,917
Host Marriott Corporation REIT †	306,645	6,706,326
		7,432,243
Restaurants—0.4%
Cheesecake Factory (The) *	20,600	555,170
McDonald’s Corporation	110,800	3,722,880
		4,278,050
Retailers—3.9%
Amazon.Com, Inc. *†	43,700	1,690,325
Best Buy Company, Inc.	22,000	1,206,480
CVS Corporation	473,900	14,548,730
Costco Wholesale Corporation †	12,600	719,838
Dollar Tree Stores, Inc. *†	59,300	1,571,450
eBay, Inc. *	106,600	3,122,314
Federated Department Stores	99,100	3,627,060
RadioShack Corporation †	6,200	86,800
Target Corporation	142,200	6,949,314
Wal-Mart Stores, Inc.	120,000	5,780,400
Williams-Sonoma, Inc. *†	34,900	1,188,345
		40,491,056

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Telecommunications—0.7%
America Movil SA de CV ADR (Mexico)	72,600	$2,414,676
Nokia Corporation Sponsored ADR (Finland)	168,000	3,403,680
Telefonaktiebolaget LM Ericsson ADR (Sweden) †	37,000	1,222,480
		7,040,836
Telephone Systems—3.0%
AT&T, Inc.	357,469	9,969,810
BellSouth Corporation	186,900	6,765,780
Embarq Corp.	20,980	859,970
Qwest Communications International, Inc. *†	170,400	1,378,536
Sprint Nextel Corp.	419,600	8,387,804
TELUS Corporation Non-Voting Shares (Canada)	47,000	1,897,860
Verizon Communications, Inc.	60,300	2,019,447
		31,279,207
Textiles, Clothing & Fabrics—0.3%
Nike, Inc. Class B	43,100	3,491,100
Transportation—1.0%
Carnival Corporation †	22,400	934,976
United Parcel Service, Inc. Class B	110,300	9,080,999
		10,015,975
TOTAL COMMON STOCKS
(Cost $868,276,799)		1,019,365,450

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—0.3%
Banking—0.1%
Allied Irish Banks NA
5.275%	07/27/2006		$1,000,000	996,190
Financial Services—0.2%
Park Avenue Receivables Corp., 144A
5.250%	07/24/2006	**	2,500,000	2,491,615
TOTAL COMMERCIAL PAPER
(Cost $3,487,805)				3,487,805

CASH EQUIVALENTS—7.8%
Institutional Money Market Funds—0.1%
BGI Institutional Fund		††	668,301	668,301
Bank & Certificate Deposits/ Offshore Time Deposits—7.4%
Abbey National PLC
5.100%	07/10/2006	††	2,673,194	2,673,194
Bank Of Montreal
5.290%	08/03/2006	††	1,002,451	1,002,451
Bank Of Nova Scotia
5.290%	08/08/2006	††	1,670,752	1,670,752
Barclays
5.150%	08/01/2006	††	1,670,752	1,670,752
Barton Capital LLC
5.258%	07/07/2006	††	1,336,602	1,336,602
Barton Capital LLC
5.120%	07/05/2006	††	1,323,820	1,323,820
Calyon
5.300%	08/08/2006	††	1,670,752	1,670,752
Canadian Imperial Bank of Commerce
5.310%	07/31/2006	††	1,002,451	1,002,451
Clipper Receivables Corp
5.119%	07/05/2006	††	1,336,602	1,336,602
Compass Securitization
5.222%	07/14/2006	††	1,670,752	1,670,752
CRC Funding LLC
5.282%	07/21/2006	††	654,143	654,143
Credit Suisse First Boston Corporation
5.275%	07/24/2006	††	1,670,752	1,670,752
Deutsche Bank
5.250%	07/05/2006	††	1,336,602	1,336,602
Dexia Group
5.300%	08/09/2006	††	1,670,752	1,670,752
Fairway Finance
5.264%	07/11/2006	††	1,336,602	1,336,602
Falcon Asset Securitization Corporation
5.290%	07/24/2006	††	668,301	668,301
Grampian Funding LLC
5.319%	07/21/2006	††	1,336,602	1,336,602
Harris NA
5.080%	07/05/2006	††	1,336,602	1,336,602
Jupiter Securitization Corporation
5.252%	07/18/2006	††	1,670,752	1,670,752
Lexington Parker Cap Comp
5.202%	07/13/2006	††	1,670,752	1,670,752
Lexington Parker Cap Comp
5.192%	07/13/2006	††	653,905	653,905
Merrill Lynch & Co
5.303%	07/03/2006	††	11,026,962	11,026,962
Morgan Stanley & Co
5.303%	07/03/2006	††	10,815,476	10,815,476
National Australia Bank
5.290%	07/03/2006	††	4,545,746	4,545,746
Old Line Funding LLC
5.271%	07/12/2006	††	1,336,602	1,336,602
Old Line Funding LLC
5.221%	07/05/2006	††	1,002,451	1,002,451
Prefco
5.269%	07/18/2006	††	334,150	334,150
Ranger Funding
5.252%	07/27/2006	††	1,670,752	1,670,752
Skandinaviska Enskilda Banken AB
5.130%	07/12/2006	††	3,341,504	3,341,504
Svenska Handlesbanken
5.290%	07/03/2006	††	2,346,961	2,346,961
The Bank of the West
5.250%	08/07/2006	††	1,670,752	1,670,752
Three Pillars Funding LLC
5.245%	07/19/2006	††	1,670,752	1,670,752
Toronto Dominion Bank
5.300%	07/26/2006	††	1,336,602	1,336,602
Toronto Dominion Bank
5.300%	07/31/2006	††	668,301	668,301
UBS AG
5.250%	07/21/2006	††	668,301	668,301
UBS AG
5.250%	08/04/2006	††	1,336,602	1,336,602
Wells Fargo
5.210%	07/06/2006	††	2,004,902	2,004,902
Wells Fargo
5.170%	07/03/2006	††	2,339,053	2,339,053
				77,479,762

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Growth &
Income Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Floating Rate Instruments/Master Notes—0.3%
Bank of America
5.270%	07/14/2006	††	$1,336,602	$1,336,602
HBOS Halifax Bank of Scotland
5.110%	07/10/2006	††	1,670,752	1,670,752
				3,007,354
TOTAL CASH EQUIVALENTS
(Cost $81,155,417)				81,155,417

REPURCHASE AGREEMENTS—1.9%
IBT Repurchase Agreement dated 6/30/2006 due 7/03/2006, with a maturity value of $19,419,769 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 7.91% to 8.375%, maturity dates ranging from 02/25/2023 to 06/25/2027 and an aggregate market value of $20,382,860.			19,412,247	19,412,247
TOTAL INVESTMENTS—107.9%
(Cost $972,332,268)				1,123,420,919
Other assets less liabilities—(7.9%)				(82,395,964)
NET ASSETS—100.0%				$1,041,024,955

Notes to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.22% of Total Investments.

††	Represents collateral received from securities lending transactions.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—97.1%
Advertising—0.0%
Interpublic Group, Inc. *†	63	$526
Aerospace & Defense—0.5%
Boeing Company (The)	81,528	6,677,959
Lockheed Martin Corporation	39,300	2,819,382
Northrop Grumman Corporation	55,600	3,561,736
		13,059,077
Apparel Retailers—0.9%
Kohl’s Corporation *†	386,600	22,855,792
Payless Shoesource, Inc. *†	23,000	624,910
		23,480,702
Automotive—1.1%
Autoliv, Inc.	32,227	1,823,081
Autonation, Inc. *	93,748	2,009,957
Harley-Davidson, Inc.	445,400	24,448,006
United Auto Group, Inc.	22,806	486,908
		28,767,952
Banking—3.7%
American Express Company	151,700	8,073,474
AmeriCredit Corporation *	120,000	3,350,400
Bank of America Corporation	31,000	1,491,100
Citigroup, Inc.	643,300	31,032,792
Golden West Financial Corporation	42,300	3,138,660
Hudson City Bancorp, Inc.	117,291	1,563,489
Wells Fargo & Company	758,200	50,860,056
		99,509,971
Beverages, Food & Tobacco—4.5%
Altria Group, Inc.	85,646	6,288,986
Anheuser-Busch Companies, Inc.	696,900	31,771,671
Archer-Daniels-Midland Company	86,200	3,558,336
Campbell Soup Company	8,055	298,921
Coca-Cola Company (The)	744,700	32,036,994
Dean Foods Company *	29,200	1,085,948
Hansen Natural Corporation *	7,900	1,503,923
Pepsico, Inc.	703,400	42,232,136
Reynolds American, Inc.	1,590	183,327
Tyson Foods, Inc. Class A †	29,700	441,342
UST, Inc.	19,378	875,692
		120,277,276
Building Materials—1.2%
Home Depot, Inc.	380,605	13,621,853
Lowe’s Companies, Inc. †	312,900	18,983,643
		32,605,496
Chemicals—0.8%
Ecolab, Inc.	180,400	7,320,632
Monsanto Company	58,185	4,898,595
Praxair, Inc. †	174,200	9,406,800
		21,626,027
Coal—0.7%
Consol Energy, Inc.	163,300	7,629,376
Peabody Energy Corporation	186,800	10,414,100
		18,043,476
Commercial Services—3.6%
Accenture Ltd. Class A (Bermuda)	471,400	13,350,048
Apollo Group, Inc. Class A *†	153,900	7,952,013
Celgene Corporation *	551,200	26,143,416
Cintas Corporation †	371,100	14,754,936
Gen-Probe, Inc. *	33,774	1,823,121
Manpower, Inc.	55,549	3,588,465
Paychex, Inc.	602,350	23,479,603
Republic Services, Inc.	58,000	2,339,720
Waste Management, Inc.	86,692	3,110,509
		96,541,831
Communications—1.9%
Corning, Inc. *	517,200	12,511,068
Qualcomm, Inc.	706,413	28,305,969
XM Satellite Radio Holdings, Inc. Class A *†	691,300	10,127,545
		50,944,582
Computer Software & Processing—13.2%
Automatic Data Processing, Inc.	1,043,600	47,327,260
Cadence Design Systems, Inc. *	82,200	1,409,730
Cerner Corporation *†	14,542	539,654
Checkfree Corporation *	14,500	718,620
Computer Sciences Corporation *	60,185	2,915,361
Electronic Arts, Inc. *	734,000	31,591,360
First Data Corporation	580,000	26,123,200
Google, Inc. Class A *	177,900	74,598,807
Intuit, Inc. *	30,800	1,860,012
McAfee, Inc. *	113,840	2,762,897
Mercury Interactive Corporation *	197,900	6,920,563
Microsoft Corporation	3,629,810	84,574,573
Oracle Corporation *	561,700	8,139,033
Red Hat, Inc. *†	126,289	2,955,163
Symantec Corporation *	427,000	6,635,580
Synopsys, Inc. *	60,538	1,136,298
Yahoo!, Inc. *	1,582,300	52,215,900
		352,424,011
Computers—0.0%
Sun Microsystems, Inc. *†	72,600	301,290
Computers & Information—6.2%
Cisco Systems, Inc. *	2,516,100	49,139,433
Dell, Inc. *	1,804,900	44,057,609
EMC Corporation *	880,300	9,656,891
Hewlett-Packard Company	184,700	5,851,296
International Business Machines Corporation	658,300	50,570,606
International Game Technology	45,300	1,718,682
Western Digital Corporation *	202,600	4,013,506
		165,008,023
Cosmetics & Personal Care—1.0%
Colgate-Palmolive Company	63,592	3,809,161
Estee Lauder Companies, Inc. (The) Class A	9,667	373,823
Procter & Gamble Company	395,657	21,998,529
		26,181,513
Diversified—3.6%
3M Company	9,200	743,084
General Electric Company	2,710,205	89,328,357
ITT Industries, Inc.	136,800	6,771,600
		96,843,041
Electric Utilities—0.2%
PG&E Corporation	87,100	3,421,288
TXU Corporation	56,627	3,385,728
		6,807,016

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—(Continued)
Electrical Equipment—0.3%
Emerson Electric Company	36,000	$3,017,160
Energizer Holdings, Inc. *†	59,654	3,493,935
Thomas & Betts Corporation *	29,700	1,523,610
		8,034,705
Electronics—3.9%
Advanced Micro Devices, Inc. *	163,400	3,990,228
Avnet, Inc. *	51,100	1,023,022
Freescale Semiconductor, Inc. Class B *	117,400	3,451,560
Intel Corporation	1,808,000	34,261,600
Jabil Circuit, Inc. *	71,100	1,820,160
LSI Logic Corporation *†	40,000	358,000
Linear Technology Corporation †	389,500	13,044,355
Maxim Integrated Products, Inc. †	395,000	12,683,450
Micron Technology, Inc. *	525,500	7,914,030
Raytheon Company	9,300	414,501
Tektronix, Inc.	20,300	597,226
Texas Instruments, Inc.	588,200	17,816,578
Vishay Intertechnology, Inc. *†	21,454	337,471
Wesco International, Inc. *	10,998	758,862
Xilinx, Inc.	270,600	6,129,090
		104,600,133
Entertainment & Leisure—1.3%
Live Nation, Inc. *	31,000	631,160
Time Warner, Inc.	212,300	3,672,790
Walt Disney Company	990,700	29,721,000
		34,024,950
Financial Services—9.1%
Berkshire Hathaway, Inc., Class B	1,996	6,073,828
Charles Schwab Corporation (The)	2,165,450	34,603,891
Countrywide Financial Corporation	819,800	31,217,984
E*Trade Financial Corporation *	41,300	942,466
Franklin Resources, Inc.	287,900	24,992,599
Goldman Sachs Group, Inc.	728,000	109,513,040
Legg Mason, Inc.	204,900	20,391,648
Merrill Lynch & Company, Inc.	198,959	13,839,588
New Century Financial Corporation REIT †	7,400	338,550
SEI Investments Company	10,909	533,232
T. Rowe Price Group, Inc.	11,270	426,119
		242,872,945
Food Retailers—0.3%
Kroger Company *	16,900	369,434
Safeway, Inc. †	58,400	1,518,400
Starbucks Corporation *	133,700	5,048,512
		6,936,346
Health Care Providers—1.0%
Caremark Rx, Inc. *	72,556	3,618,368
Express Scripts, Inc. *	48,400	3,472,216
UnitedHealth Group, Inc.	460,900	20,639,102
		27,729,686
Heavy Machinery—1.2%
Applied Materials, Inc.	472,800	7,697,184
Caterpillar, Inc.	235,000	17,502,800
National-Oilwell Varco, Inc. *	115,100	7,288,132
Terex Corporation *	7,700	759,990
United Technologies Corporation	5,500	348,810
		33,596,916
Household Products—0.3%
Newell Rubbermaid, Inc.	348,400	8,999,172
Rohm & Haas Company	7,000	350,840
		9,350,012
Insurance—5.0%
Aetna, Inc.	689,200	27,519,756
American International Group, Inc.	1,543,650	91,152,533
CNA Financial Corporation *	10,500	346,080
Genworth Financial, Inc. Class A	90,900	3,166,956
Humana, Inc. *	75,800	4,070,460
Loews Corporation	99,400	3,523,730
MBIA, Inc. †	57,675	3,376,871
WR Berkley Corporation	16,800	573,384
		133,729,770
Lodging—0.6%
Choice Hotels International, Inc. †	53,300	3,229,980
Hilton Hotels Corporation	497,600	14,072,128
		17,302,108
Media—Broadcasting & Publishing—3.3%
CBS Corp. Class B	130,863	3,539,844
Clear Channel Communications, Inc.	109,766	3,397,258
Comcast Corporation Class A *†	255,987	8,381,014
DIRECTV Group, Inc. (The) *†	362,200	5,976,300
Gannett Company, Inc.	540,600	30,235,758
IAC/InterActiveCorp *†	1,264,300	33,491,307
McGraw-Hill Companies, Inc. (The)	71,670	3,599,984
		88,621,465
Medical Supplies—4.5%
Allergan, Inc.	18,761	2,012,305
Applera Corporation—Applied Biosystems Group	13,300	430,255
Becton, Dickinson & Company	19,200	1,173,696
Boston Scientific Corporation *†	716,701	12,069,245
Fisher Scientific International *	199,000	14,536,950
Johnson & Johnson	774,500	46,408,040
Medtronic, Inc. †	852,000	39,975,840
Millipore Corporation *†	21,000	1,322,790
PerkinElmer, Inc.	16,429	343,366
Waters Corporation *	40,055	1,778,442
		120,050,929
Metals—0.4%
Newmont Mining Corporation	14,000	741,020
Phelps Dodge Corporation	121,200	9,957,792
		10,698,812
Oil & Gas—2.0%
Anadarko Petroleum Corporation	66,239	3,158,938
Apache Corporation	122,600	8,367,450
ConocoPhillips	152,300	9,980,219
Devon Energy Corporation	36,500	2,204,965
EOG Resources, Inc. †	50,983	3,535,161
Helmerich & Payne, Inc.	6,154	370,840
Occidental Petroleum Corporation	108,800	11,157,440
Schlumberger Ltd.	45,800	2,982,038

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—(Continued)
Suncor Energy, Inc. (Canada)	118,100	$9,567,281
Sunoco, Inc.	47,500	3,291,275
Tidewater, Inc.	9,485	466,662
		55,082,269
Pharmaceuticals—6.1%
AmerisourceBergen Corporation	84,808	3,555,151
Amgen, Inc. *	414,500	27,037,835
Biogen Idec, Inc. *†	264,300	12,245,019
Elan Corporation PLC ADR (Ireland) *†	824,300	13,765,810
Endo Pharmaceuticals Holdings, Inc. *	38,900	1,282,922
Forest Laboratories, Inc. *	11,800	456,542
Genentech, Inc. *	391,600	32,032,880
Genzyme Corporation *†	259,100	15,818,055
Gilead Sciences, Inc. *†	115,100	6,809,316
Hospira, Inc. *	33,537	1,440,079
McKesson Corporation	77,000	3,640,560
Merck & Company, Inc.	107,200	3,905,296
Omnicare, Inc. †	267,500	12,684,850
Pfizer, Inc.	146,700	3,443,049
Schering-Plough Corporation	335,900	6,392,177
Shire Pharmaceuticals Group PLC (United Kingdom)	208,400	9,217,532
Wyeth	204,800	9,095,168
		162,822,241
Real Estate—0.1%
Equity Office Properties Trust REIT †	7,363	268,823
Jones Lang Lasalle, Inc.	21,082	1,845,729
SL Green Realty Corporation REIT †	14,473	1,584,359
		3,698,911
Restaurants—0.2%
Darden Restaurants, Inc.	93,200	3,672,080
Yum! Brands, Inc.	12,942	650,594
		4,322,674
Retailers—8.6%
Amazon.Com, Inc. *†	939,000	36,320,520
Best Buy Company, Inc.	175,100	9,602,484
Big Lots, Inc. *	21,034	359,261
Circuit City Stores, Inc.	123,200	3,353,504
Costco Wholesale Corporation	24,000	1,371,120
Dillard’s, Inc. Class A	43,800	1,395,030
eBay, Inc. *	2,212,700	64,809,983
Fastenal Company	372,100	14,991,909
MSC Industrial Direct Company Class A	14,600	694,522
Office Depot, Inc. *	82,473	3,133,974
Target Corporation	369,800	18,072,126
Walgreen Company	105,700	4,739,588
Wal-Mart Stores, Inc. †	1,341,200	64,605,604
Williams-Sonoma, Inc. *†	167,900	5,716,995
		229,166,620
Telecommunications—2.1%
Nokia Corporation Sponsored ADR (Finland)	2,849,000	57,720,740
Telephone Systems—0.7%
AT&T, Inc.	13,000	362,570
Embarq Corp.	27,914	1,144,195
Global Payments, Inc.	72,100	3,500,455
Sprint Nextel Corp.	637,500	12,743,625
		17,750,845
Textiles, Clothing & Fabrics—0.5%
Nike, Inc. Class B	168,500	13,648,500
Transportation—2.5%
Canadian Pacific Railway Ltd. (Canada) †	182,400	9,327,936
Expedia, Inc. *†	1,084,700	16,237,959
FedEx Corporation	116,700	13,637,562
Norfolk Southern Corporation	287,800	15,316,716
Union Pacific Corporation	31,975	2,972,396
United Parcel Service, Inc. Class B	108,800	8,957,504
		66,450,073
TOTAL COMMON STOCKS
(Cost $2,466,326,332)		2,600,633,460

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—7.9%
Institutional Money Market Funds—0.1%
BGI Institutional Fund		††	$1,745,669	1,745,669
Bank & Certificate Deposits/ Offshore Time Deposits—7.5%
Abbey National PLC
5.100%	07/10/2006	††	6,982,679	6,982,679
Bank Of Montreal
5.290%	08/03/2006	††	2,618,505	2,618,505
Bank Of Nova Scotia
5.290%	08/08/2006	††	4,364,175	4,364,175
Barclays
5.150%	08/01/2006	††	4,364,175	4,364,175
Barton Capital LLC
5.258%	07/07/2006	††	3,491,339	3,491,339
Barton Capital LLC
5.120%	07/05/2006	††	3,457,953	3,457,953
Calyon
5.300%	08/08/2006	††	4,364,175	4,364,175
Canadian Imperial Bank of Commerce
5.310%	07/31/2006	††	2,618,505	2,618,505
Clipper Receivables Corp
5.119%	07/05/2006	††	3,491,339	3,491,339
Compass Securitization
5.222%	07/14/2006	††	4,364,175	4,364,175
CRC Funding LLC
5.282%	07/21/2006	††	1,708,686	1,708,686
Credit Suisse First Boston Corporation
5.275%	07/24/2006	††	4,364,175	4,364,175
Deutsche Bank
5.250%	07/05/2006	††	3,491,339	3,491,339
Dexia Group
5.300%	08/09/2006	††	4,364,175	4,364,175
Fairway Finance
5.264%	07/11/2006	††	3,491,339	3,491,339
Falcon Asset Securitization Corporation
5.290%	07/24/2006	††	1,745,669	1,745,669
Grampian Funding LLC
5.319%	07/21/2006	††	3,491,339	3,491,339
Harris NA
5.080%	07/05/2006	††	3,491,339	3,491,339
Jupiter Securitization Corporation
5.252%	07/18/2006	††	4,364,175	4,364,175

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint
Growth Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Lexington Parker Cap Comp
5.202%	07/13/2006	††	$4,364,175	$4,364,175
Lexington Parker Cap Comp
5.192%	07/13/2006	††	1,708,065	1,708,065
Merrill Lynch & Co
5.303%	07/03/2006	††	28,803,551	28,803,551
Morgan Stanley & Co
5.303%	07/03/2006	††	28,251,125	28,251,125
National Australia Bank
5.290%	07/03/2006	††	11,873,952	11,873,952
Old Line Funding LLC
5.271%	07/12/2006	††	3,491,339	3,491,339
Old Line Funding LLC
5.221%	07/05/2006	††	2,618,505	2,618,505
Prefco
5.269%	07/18/2006	††	872,835	872,835
Ranger Funding
5.252%	07/27/2006	††	4,364,175	4,364,175
Skandinaviska Enskilda Banken AB
5.130%	07/12/2006	††	8,728,348	8,728,348
Svenska Handlesbanken
5.290%	07/03/2006	††	6,130,503	6,130,503
The Bank of the West
5.250%	08/07/2006	††	4,364,175	4,364,175
Three Pillars Funding LLC
5.245%	07/19/2006	††	4,364,175	4,364,175
Toronto Dominion Bank
5.300%	07/26/2006	††	3,491,339	3,491,339
Toronto Dominion Bank
5.300%	07/31/2006	††	1,745,669	1,745,669
UBS AG
5.250%	07/21/2006	††	1,745,669	1,745,669
UBS AG
5.250%	08/04/2006	††	3,491,339	3,491,339
Wells Fargo
5.210%	07/06/2006	††	5,237,009	5,237,009
Wells Fargo
5.170%	07/03/2006	††	6,109,841	6,109,841
				202,385,045
Floating Rate Instruments/Master Notes—0.3%
Bank of America
5.270%	07/14/2006	††	3,491,339	3,491,339
HBOS Halifax Bank of Scotland
5.110%	07/10/2006	††	4,364,175	4,364,175
				7,855,514
TOTAL CASH EQUIVALENTS
(Cost $211,986,228)				211,986,228

			Face	Value
REPURCHASE AGREEMENTS—2.4%
IBT Repurchase Agreement dated 06/30/2006 due 07/03/2006, with a maturity value of $63,428,626 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 3.973% to 8.125%, maturity dates ranging from 03/25/2014 to 12/15/2035 and an aggregate market value of $66,574,260.			63,404,052	63,404,052
TOTAL INVESTMENTS—107.4%
(Cost $2,741,716,612)				2,876,023,740
Other assets less liabilities—(7.4%)				(198,734,759)
NET ASSETS—100.0%				$2,677,288,981

Notes to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—95.8%
Advertising—0.8%
24/7 Real Media, Inc.	*	229,500	$2,015,010
Lamar Advertising Company	*†	113,700	6,123,882
Marchex, Inc. Class B	*†	134,900	2,216,407
			10,355,299
Aerospace & Defense—0.3%
Empresa Brasileira de Aeronautica SA, Sponsored ADR (Brazil)	†	93,300	3,402,651
Apparel Retailers—1.2%
AnnTaylor Stores Corporation	*	132,400	5,743,512
Christopher & Banks Corporation		261,900	7,595,100
J Crew Group, Inc.	*	9,500	260,775
Urban Outfitters, Inc.	*	69,930	1,223,076
			14,822,463
Automotive—2.8%
Autoliv, Inc.		120,000	6,788,400
General Motors Corporation	†	638,000	19,006,020
Oshkosh Truck Corporation		210,800	10,017,216
			35,811,636
Banking—1.1%
Investors Financial Services Corporation		273,200	12,266,680
SVB Financial Group	*	22,600	1,027,396
Texas Capital Bancshares, Inc.	*	50,700	1,181,310
			14,475,386
Beverages, Food & Tobacco—0.2%
Constellation Brands, Inc. Class A	*	84,000	2,100,000
Bio-Technology—0.2%
deCODE genetics, Inc.	*†	419,300	2,595,467
Building Materials—1.8%
Cemex SA de CV Sponsored ADR (Mexico)	*†	210,185	11,974,266
Interline Brands, Inc.	*	276,500	6,464,570
Vulcan Materials Company		66,300	5,171,400
			23,610,236
Chemicals—0.4%
Agrium, Inc. (Canada)		44,200	1,026,324
Potash Corporation of Saskatchewan, Inc. (Canada)	†	19,200	1,650,624
UAP Holding Corporation		83,300	1,816,773
VeraSun Energy Corp.	*	4,900	128,576
			4,622,297
Commercial Services—9.3%
Accenture Ltd. Class A (Bermuda)		210,500	5,961,360
Advisory Board Company (The)	*	127,200	6,117,048
Affymetrix, Inc.	*	195,600	5,007,360
American Reprographics Co.	*	118,000	4,277,500
Apollo Group, Inc. Class A	*	255,700	13,212,019
CV Therapeutics, Inc.	*†	154,100	2,152,777
Cytyc Corporation	*	172,500	4,374,600
DeVry, Inc.	*†	27,200	597,584
Digitas, Inc.	*	267,100	3,103,702
Dun & Bradstreet Company	*	53,800	3,748,784
Exelixis, Inc.	*	89,700	901,485
Heartland Payment Systems, Inc.	*†	161,700	4,508,196
Korn Ferry International	*	377,200	7,389,348
Laureate Education, Inc.	*	138,000	5,882,940
Mobile Mini, Inc.	*	206,100	6,030,486
Moody’s Corporation		43,800	2,385,348
Myriad Genetics, Inc.	*	44,600	1,126,150
Navigant Consulting, Inc.	*	260,000	5,889,000
Republic Services, Inc.		149,100	6,014,694
Resources Connection, Inc.	*	218,900	5,476,878
Senomyx, Inc.	*	328,523	4,740,587
Stericycle, Inc.	*	47,800	3,111,780
Symyx Technologies, Inc.	*	163,600	3,950,940
Waste Connections, Inc.	*†	164,000	5,969,600
WebSideStory, Inc.	*	125,400	1,529,880
Weight Watchers International, Inc.		94,300	3,855,927
Wind River Systems, Inc.	*	245,000	2,180,500
			119,496,473
Communications—1.7%
American Tower Corporation Class A	*†	337,200	10,493,664
Comverse Technology, Inc.	*	119,900	2,370,423
SBA Communications Corporation	*	191,800	5,013,652
XM Satellite Radio Holdings, Inc. Class A	*†	285,200	4,178,180
			22,055,919
Computer Software & Processing—9.1%
Activision, Inc.	*	937,099	10,664,187
Adobe Systems, Inc.	*	59,800	1,815,528
Affiliated Computer Services, Inc. Class A	*	57,000	2,941,770
Alliance Data Systems Corporation	*†	183,400	10,787,588
Bottomline Technologies, Inc.	*	145,700	1,185,998
CNET Networks, Inc.	*†	1,461,500	11,662,770
Choicepoint, Inc.	*	127,500	5,325,675
Citrix Systems, Inc.	*	65,000	2,609,100
DST Systems, Inc.	*	92,310	5,492,445
Digital Insight Corporation	*	31,300	1,073,277
Electronics for Imaging	*	140,200	2,927,376
Factset Research Systems, Inc.		197,600	9,346,480
Fidelity National Information Services, Inc.	†	137,300	4,860,420
Global Cash Access, Inc.	*	81,000	1,266,030
IMS Health, Inc.		201,000	5,396,850
Jack Henry & Associates, Inc.		312,500	6,143,750
Juniper Networks, Inc.	*	226,000	3,613,740
Kronos, Inc.	*†	61,500	2,226,915
LoopNet, Inc.	*	14,400	267,984
Open Solutions, Inc.	*†	188,000	5,002,680
RSA Security, Inc.	*†	200,900	5,462,471
RightNow Technologies, Inc.	*†	209,100	3,487,788
Skillsoft PLC ADR (Ireland)	*	405,300	2,480,436
Take-Two Interactive Software, Inc.	*†	371,400	3,959,124
Taleo Corp.—Class A	*	144,400	1,702,476
Verint Systems, Inc.	*	70,400	2,054,976
Websense, Inc.	*	109,900	2,257,346
			116,015,180
Computers & Information—2.0%
Dell, Inc.	*	731,000	17,843,710
Micros Systems, Inc.	*	96,600	4,219,488

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Rackable Systems, Inc.	*	33,100	$1,307,119
Sandisk Corporation	*	34,000	1,733,320
			25,103,637
E-Commerce—0.1%
Blue Nile, Inc.	*†	28,900	929,424
Electrical Equipment—0.2%
Ametek, Inc.		62,100	2,942,298
Electronics—2.7%
ASM Lithography Holdings NV New York Registered Shares (Netherlands)	*	106,000	2,143,320
Broadcom Corporation Class A	*	47,850	1,437,892
Cymer, Inc.	*†	59,499	2,764,324
DRS Technologies, Inc.		84,000	4,095,000
Integrated Device Technology, Inc.	*	306,300	4,343,334
Intersil Corporation Class A		67,600	1,571,700
Microchip Technology, Inc.	†	110,400	3,703,920
PMC-Sierra, Inc.	*†	334,200	3,141,480
Semtech Corporation	*	272,300	3,934,735
Silicon Laboratories, Inc.	*†	96,800	3,402,520
Xilinx, Inc.		165,200	3,741,780
			34,280,005
Entertainment & Leisure—2.7%
Discovery Holding Company Class A	*†	192,710	2,819,347
International Speedway Corporation Class A		84,500	3,918,265
Walt Disney Company		767,000	23,010,000
WMS Industries, Inc.	*†	180,100	4,932,939
			34,680,551
Financial Services—4.2%
Bear Stearns Companies, Inc. (The)		115,200	16,137,216
CapitalSource, Inc.	†	626,400	14,695,344
Countrywide Financial Corporation		178,600	6,801,088
Legg Mason, Inc.		43,300	4,309,216
Nasdaq Stock Market Inc.	*	53,300	1,593,670
Nuveen Investments, Inc. Class A	†	91,500	3,939,075
SEI Investments Company		117,200	5,728,736
			53,204,345
Food Retailers—0.8%
Panera Bread Company Class A	*†	87,500	5,883,500
Pantry, Inc. (The)	*	83,200	4,787,328
			10,670,828
Forest Products & Paper—0.5%
Martin Marietta Materials, Inc.		75,400	6,872,710
Health Care Providers—5.4%
Coventry Health Care, Inc.	*	293,050	16,100,167
DaVita, Inc.	*†	540,200	26,847,940
Edwards Lifesciences Corporation	*	96,100	4,365,823
Laboratory Corporation of America Holdings	*	93,300	5,806,059
LCA-Vision, Inc.		78,000	4,126,980
Lincare Holdings, Inc.	*	163,700	6,194,408
Symbion, Inc.	*	112,500	2,335,500
VCA Antech, Inc.	*	84,900	2,710,857
			68,487,734
Heavy Machinery—2.8%
Actuant Corporation Class A	*	252,400	12,607,380
Entegris, Inc.	*	453,300	4,319,949
FMC Technologies, Inc.	*	164,000	11,063,440
Grant Prideco, Inc.	*	97,900	4,381,025
Hydril	*	51,100	4,012,372
			36,384,166
Home Construction, Furnishings & Appliances—1.6%
Meritage Corporation	*†	210,500	9,946,125
Ryland Group, Inc.	†	130,900	5,703,313
Toll Brothers, Inc.	*†	172,500	4,410,825
			20,060,263
Industrial—Diversified—1.3%
Roper Industries, Inc.		319,800	14,950,650
Yankee Candle Company, Inc.		75,700	1,893,257
			16,843,907
Insurance—8.0%
AMBAC Financial Group, Inc.		173,100	14,038,410
AON Corporation		540,600	18,823,692
Endurance Specialty Holdings, Ltd. (Bermuda)		118,400	3,788,800
Fairfax Financial Holdings Ltd. (Canada)	†	118,880	11,297,166
Infinity Property & Casualty Corporation		50,600	2,074,600
Markel Corporation	*	11,300	3,921,100
Millea Holdings, Inc. (Japan)	•	615	11,440,190
Montpelier Re Holdings, Ltd. (Bermuda)	†	407,500	7,045,675
Nipponkoa Insurance Company Ltd. (Japan)	†•	2,110,000	18,143,258
WellPoint, Inc.	*	80,500	5,857,985
XL Capital Ltd. Class A (Bermuda)		92,400	5,664,120
			102,094,996
Lodging—0.4%
Station Casinos, Inc.		76,100	5,180,888
Media—Broadcasting & Publishing—6.1%
Central European Media Enterprises Ltd.	*	48,600	3,071,034
Comcast Corporation Special Class A	*†	722,000	23,667,160
DIRECTV Group, Inc. (The)	*	1,251,000	20,641,500
IAC/InterActiveCorp	*†	288,300	7,637,067
Liberty Media Holding Corp.—Class A	*	602,275	10,395,266
Liberty Media Holding Corp.—Class A	*	120,455	10,090,515
Meredith Corporation		53,000	2,625,620
			78,128,162
Medical Equipment & Supplies—0.8%
Advanced Medical Optics, Inc.	*†	192,400	9,754,680
Medical Supplies—1.8%
Boston Scientific Corporation	*†	399,400	6,725,896
FEI Company	*†	230,700	5,232,276
Fisher Scientific International	*	87,200	6,369,960
Respironics, Inc.	*	139,900	4,787,378
			23,115,510

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Metals—1.0%
United States Steel Corporation		192,200	$13,477,064
Miscellaneous—0.7%
Pool Corp.		198,400	8,656,192
Oil & Gas—2.4%
Bill Barrett Corporation	*†	96,400	2,854,404
BJ Services Company	†	127,300	4,743,198
Denbury Resources, Inc.	*	132,600	4,199,442
Encore Acquisition Company	*	138,999	3,729,343
GlobalSantaFe Corporation		87,100	5,030,025
Range Resources Corporation	†	164,200	4,464,598
Todco Class A		53,600	2,189,560
W-H Energy Services, Inc.	*	72,800	3,700,424
			30,910,994
Pharmaceuticals—6.1%
Alexion Pharmaceuticals, Inc.	*†	47,700	1,722,924
Alkermes, Inc.	*†	147,500	2,790,700
Amylin Pharmaceuticals, Inc.	*†	116,800	5,766,416
Atherogenics, Inc.	*†	108,900	1,421,145
Cell Genesys, Inc.	*†	271,500	1,362,930
Cephalon, Inc.	*†	58,100	3,491,810
Cubist Pharmaceuticals, Inc.	*	100,400	2,528,072
Far East Pharmaceutical Tech (Hong Kong)	*‡***	6,152,600	0
Henry Schein, Inc.	*†	186,200	8,701,126
ImClone Systems, Inc.	*†	77,800	3,006,192
Immucor, Inc.	*	258,200	4,965,186
Medicines Company	*†	107,800	2,107,490
Medicis Pharmaceutical Corporation Class A	†	399,000	9,576,000
Myogen, Inc.	*	110,900	3,216,100
Neurocrine Biosciences, Inc.	*†	79,400	841,640
Sepracor, Inc.	*†	137,600	7,862,464
Shire Pharmaceuticals Group PLC (United Kingdom)		321,200	14,206,676
Valeant Pharmaceuticals International		235,200	3,979,584
			77,546,455
Real Estate—0.4%
CB Richard Ellis Group, Inc. Class A	*	144,900	3,608,010
Housevalues, Inc.	*†	147,600	1,022,868
			4,630,878
Restaurants—0.4%
PF Chang’s China Bistro, Inc.	*†	151,300	5,752,426
Retailers—5.8%
AC Moore Arts & Crafts, Inc.	*	174,000	2,837,937
Advance Auto Parts, Inc.		116,300	3,361,070
Amazon.Com, Inc.	*†	414,800	16,044,464
Autozone, Inc.	*	138,300	12,198,060
Bed Bath & Beyond, Inc.	*	116,300	3,857,671
MarineMax, Inc.	*†	100,200	2,628,246
Marvel Entertainment, Inc.	*†	187,600	3,752,000
O’Reilly Automotive, Inc.	*	347,000	10,822,930
Petco Animal Supplies, Inc.	*	207,500	4,239,225
School Specialty, Inc.	*†	184,400	5,873,140
Sears Holdings Corporation	*	41,200	6,379,408
Tiffany & Company		73,200	2,417,064
			74,411,215
Telecommunications—2.2%
Amdocs Ltd.	*	361,900	13,245,540
KDDI Corporation (Japan)	•	1,483	9,120,534
NTL, Inc.		217,100	5,405,790
			27,771,864
Telephone Systems—5.4%
Adtran, Inc.		120,100	2,693,843
Level 3 Communications, Inc.	*†	2,540,000	11,277,600
NTT DoCoMo, Inc. (Japan)	•	1,765	2,580,459
NeuStar, Inc. Class A	*†	138,800	4,684,500
NII Holdings, Inc. Class B	*	430,045	24,245,937
Sprint Nextel Corp.		1,205,300	24,093,947
			69,576,286
Textiles, Clothing & Fabrics—0.2%
Mohawk Industries, Inc.	*	39,600	2,785,860
Transportation—0.9%
Expedia, Inc.	*†	597,600	8,946,072
UTI Worldwide, Inc. (Luxembourg)		86,700	2,187,441
			11,133,513
TOTAL COMMON STOCKS
(Cost $1,093,149,011)			1,224,749,858

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—0.6%
Banking—0.1%
MassMutual Funding LLC, 144A
5.250%	07/24/2006	**	$2,000,000	1,993,292
Financial Services—0.5%
Nationwide Building Society, 144A
5.280%	07/31/2006	**	1,000,000	995,600
Park Avenue Receivables Corp., 144A
5.250%	07/24/2006	**	2,000,000	1,993,292
Solitaire Funding, Ltd., 144A (United Kingdom)
5.050%	07/05/2006	**	3,000,000	2,998,316
				5,987,208
TOTAL COMMERCIAL PAPER
(Cost $7,980,500)				7,980,500

CASH EQUIVALENTS—23.0%
Institutional Money Market Funds—0.2%
BGI Institutional Fund		††	2,424,283	2,424,283
Bank & Certificate Deposits/ Offshore Time Deposits—22.0%
Abbey National PLC
5.100%	07/10/2006	††	9,697,134	9,697,134
Bank Of Montreal
5.290%	08/03/2006	††	3,636,425	3,636,425
Bank Of Nova Scotia
5.290%	08/08/2006	††	6,060,709	6,060,709
Barclays
5.150%	08/01/2006	††	6,060,709	6,060,709
Barton Capital LLC
5.258%	07/07/2006	††	4,848,567	4,848,567
Barton Capital LLC
5.120%	07/05/2006	††	4,802,203	4,802,203

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Calyon
5.300%	08/08/2006	††	$6,060,709	$6,060,709
Canadian Imperial Bank of Commerce
5.310%	07/31/2006	††	3,636,425	3,636,425
Clipper Receivables Corp
5.119%	07/05/2006	††	4,848,567	4,848,567
Compass Securitization
5.222%	07/14/2006	††	6,060,709	6,060,709
CRC Funding LLC
5.282%	07/21/2006	††	2,372,923	2,372,923
Credit Suisse First Boston Corporation
5.275%	07/24/2006	††	6,060,709	6,060,709
Deutsche Bank
5.250%	07/05/2006	††	4,848,567	4,848,567
Dexia Group
5.300%	08/09/2006	††	6,060,709	6,060,709
Fairway Finance
5.264%	07/11/2006	††	4,848,567	4,848,567
Falcon Asset Securitization Corporation
5.290%	07/24/2006	††	2,424,283	2,424,283
Grampian Funding LLC
5.319%	07/21/2006	††	4,848,567	4,848,567
Harris NA
5.080%	07/05/2006	††	4,848,567	4,848,567
Jupiter Securitization Corporation
5.252%	07/18/2006	††	6,060,709	6,060,709
Lexington Parker Cap Comp
5.202%	07/13/2006	††	6,060,709	6,060,709
Lexington Parker Cap Comp
5.192%	07/13/2006	††	2,372,060	2,372,060
Merrill Lynch & Co
5.303%	07/03/2006	††	40,000,677	40,000,677
Morgan Stanley & Co
5.303%	07/03/2006	††	39,233,501	39,233,501
National Australia Bank
5.290%	07/03/2006	††	16,489,846	16,489,846
Old Line Funding LLC
5.271%	07/12/2006	††	4,848,567	4,848,567
Old Line Funding LLC
5.221%	07/05/2006	††	3,636,425	3,636,425
Prefco
5.269%	07/18/2006	††	1,212,142	1,212,142
Ranger Funding
5.252%	07/27/2006	††	6,060,709	6,060,709
Skandinaviska Enskilda Banken AB
5.130%	07/12/2006	††	12,121,416	12,121,416
Svenska Handlesbanken
5.290%	07/03/2006	††	8,513,682	8,513,682
The Bank of the West
5.250%	08/07/2006	††	6,060,709	6,060,709
Three Pillars Funding LLC
5.245%	07/19/2006	††	6,060,709	6,060,709
Toronto Dominion Bank
5.300%	07/26/2006	††	4,848,567	4,848,567
Toronto Dominion Bank
5.300%	07/31/2006	††	2,424,283	2,424,283
UBS AG
5.250%	07/21/2006	††	2,424,283	2,424,283
UBS AG
5.250%	08/04/2006	††	4,848,567	4,848,567
Wells Fargo
5.210%	07/06/2006	††	7,272,850	7,272,850
Wells Fargo
5.170%	07/03/2006	††	8,484,991	8,484,991
				281,060,451
Floating Rate Instruments/Master Notes—0.8%
Bank of America
5.270%	07/14/2006	††	4,848,567	4,848,567
HBOS Halifax Bank of Scotland
5.110%	07/10/2006	††	6,060,709	6,060,709
				10,909,276
TOTAL CASH EQUIVALENTS
(Cost $294,394,010)				294,394,010

REPURCHASE AGREEMENTS—3.4%
IBT Repurchase Agreement dated 6/30/06 due 7/03/06, with a maturity value of $43,662,276 and an effective yield of 4.65% collateralized by U.S. Government Agency Obligations with rates ranging from 4.369% to 8.375%, maturity dates ranging from 03/25/2014 to 07/01/2033 and an aggregate market value of $45,827,632.			43,645,366	43,645,366
TOTAL INVESTMENTS—122.8%
(Cost $1,439,168,887)				1,570,769,734
Other assets less liabilities—(22.8%)				(291,728,129)
NET ASSETS—100.0%				$1,279,041,605

Notes to the Schedule of Investments:

ADR	American Depositary Receipt

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

•	Security has been pledged as collateral for forward foreign currency exchange contracts.

‡	Security valued at fair value as determined by policies approved by the board of directors.

††	Represents collateral received from securities lending transactions.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent less than 0.005% of Total Investments.

***	Security has no market value at 06/30/2006.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—94.8%
Australia—2.5%
Amcor Ltd.	92,256	$456,808
Brambles Industries Ltd.	58,371	476,475
Coles Myer Ltd.	261,600	2,204,988
Foster’s Group Ltd.	151,148	612,711
Insurance Australia Group Ltd.	252,015	999,911
Macquarie Bank Ltd.	40,780	2,084,244
Promina Group Ltd.	513,556	2,138,073
Publishing & Broadcasting Ltd.	168,159	2,269,845
QBE Insurance Group Ltd.	93,500	1,419,264
Rinker Group Ltd.	136,177	1,646,672
Rio Tinto Ltd.	10,300	595,197
Telstra Corporation Ltd.	60,999	166,434
Woodside Petroleum Ltd.	213,000	6,957,752
Woolworths Ltd.	63,169	944,192
		22,972,566
Austria—0.6%
Bank Austria Creditanstalt AG	21,700	2,613,440
Erste Bank der Oesterreichischen Sparkassen AG	9,100	510,961
Raiffeisen International Bank Holding AG *†	4,800	415,405
Telekom Austria AG	8,894	197,778
Wiener Staedtische Allgemeine Versicherung AG	27,286	1,602,878
		5,340,462
Belgium—1.2%
Fortis	22,500	765,128
Fortis	143,226	4,878,134
Groupe Bruxelles Lambert SA	8,800	920,032
Interbrew	14,976	733,196
KBC Bancassurance Holding	24,900	2,669,173
UCB SA	20,800	1,123,502
		11,089,165
Bermuda—0.5%
Guoco Group, Ltd.	115,000	1,357,805
Jardine Matheson Holdings, Ltd.	16,800	295,680
NWS Holdings, Ltd.	179,800	312,492
SeaDrill, Ltd. *	140,600	1,854,386
Vtech Holdings, Ltd.	133,000	692,875
		4,513,238
Brazil—0.1%
Vivo Participacoes SA, ADR *	212,518	522,794
Canada—4.0%
Abitibi-Consolidated, Inc.	71,000	191,883
Akita Drilling, Ltd.—Class A	66,900	1,234,984
Alcan Aluminum Ltd.	85,000	3,990,707
Barrick Gold Corporation †	72,500	2,146,000
Cameco Corporation	71,600	2,858,857
Canadian Natural Resources, Ltd.	51,800	2,870,569
Empire Co., Ltd.—Class A	40,500	1,553,455
EnCana Corporation	89,800	4,739,344
Finning International, Inc.	18,200	607,892
Inco Ltd. *†	20,300	1,337,770
Laperriere & Verreault Group	32,900	708,956
Le Chateau, Inc.	29,200	1,152,794
Manulife Financial Corporation	21,000	666,909
Methanex Corp.	27,300	576,762
Pason Systems, Inc.	102,800	1,509,118
Potash Corporation of Saskatchewan, Inc. (foreign shares)	21,100	1,811,143
Rogers Communications, Inc.—Class B	10,400	419,362
Suncor Energy, Inc.	79,700	6,464,734
Teck CominCo, Ltd.—Class B	15,000	902,088
Telus Corporation Non-voting Shares	13,600	550,105
Tim Hortons, Inc. *†	2,000	51,500
Toronto-Dominion Bank	9,600	488,555
		36,833,487
Denmark—0.7%
Codan A/S	6,200	446,130
Novo Nordisk A/S Class B †	98,300	6,242,788
		6,688,918
Finland—1.4%
Fortum Oyj †	118,300	3,018,660
Neste Oil Oyj	15,600	547,568
Nokia Corporation Sponsored ADR	39,200	794,192
Nokia Oyj	282,000	5,709,982
Sampo Oyj	106,000	2,019,221
UPM-Kymmene Oyj	56,900	1,221,163
		13,310,786
France—9.1%
Accor SA	16,700	1,014,723
Air Liquide	4,018	781,225
Alstom *	8,729	796,946
Alten NPV *	14,600	530,441
Assurances Generales de France	16,800	1,978,040
AXA	184,386	5,960,898
BNP Paribas †	65,570	6,262,482
Bouygues SA †	66,581	3,414,712
Carrefour SA	77,616	4,540,472
Cie Generale D’Optique Essilor International SA	56,900	5,716,222
Dassault Systemes SA	11,400	608,704
Electricite de France *†	13,240	698,109
Groupe Danone	7,100	900,483
LVMH Moet Hennessy Louis Vuitton SA	73,707	7,296,721
Lafarge SA	14,800	1,852,854
L’Oreal SA †	72,000	6,788,304
PagesJaunes SA	74,725	2,342,751
Pinguley-Haulotte Corp.	17,900	514,367
Renault SA	14,100	1,511,194
Safran SA	46,643	1,013,724
Sanofi-Synthelabo SA	67,500	6,568,586
Schneider Electric SA	29,200	3,035,493
Societe Generale Class A	27,000	3,959,503
Societe Television Francaise[1]	128,000	4,165,277
Technip SA	25,853	1,422,770
Thales SA	14,600	568,636
Total SA	111,440	7,311,824
Veolia Environment	20,430	1,052,854
Vivendi Universal SA	44,100	1,538,663
		84,146,978
Germany—5.4%
Allianz AG †	54,556	8,579,675
Altana AG	8,200	454,750
BASF AG	14,030	1,124,188
Bayer AG	22,600	1,036,174

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
Bayerische Motoren Werke AG	11,500	$573,098
Carlsberg AS Class B	10,750	784,464
Commerzbank AG	24,281	879,679
Continental AG	14,500	1,477,827
DaimlerChrysler AG †	24,100	1,187,737
Deutsche Bank AG	14,300	1,605,133
Deutsche Lufthansa AG	51,730	949,730
Deutsche Post AG	117,551	3,145,962
Heidelberger Druckmaschinen †	16,883	764,837
Infineon Technologies AG *†	30,200	335,666
IVG Immobilien AG	8,353	251,663
Muenchener Rueckversicherungs AG	3,800	517,565
RWE AG	73,036	6,053,854
Salzgitter AG	38,700	3,265,448
SAP AG	20,542	4,313,615
SAP AG ADR †	7,700	404,404
Siemens AG	58,119	5,042,562
E.ON AG	40,015	4,594,184
Volkswagen AG †	30,000	2,097,341
		49,439,556
Greece—0.1%
OPAP SA	15,270	554,269
Hong Kong—4.8%
Bank of East Asia Ltd.	204,000	840,220
China Merchants Holdings International Co., Ltd.	372,800	1,137,249
China Mobile Ltd.	1,916,700	10,959,835
CLP Holdings Ltd.	770,000	4,505,116
CNOOC, Ltd.	7,350,000	5,903,456
Esprit Holdings Ltd.	73,200	598,208
Hang Lung Development Co.	237,000	512,960
Hang Lung Properties Ltd.	411,000	738,140
Hong Kong & China Gas	2,200,000	4,834,572
Hutchison Whampoa Ltd.	485,000	4,428,024
Li & Fung Ltd.	432,400	876,272
MTR Corporation	520,100	1,258,951
PCCW Ltd.	620,000	443,050
Sino Land Company	1,786,000	2,856,376
Sun Hung Kai Properties Ltd.	318,400	3,250,013
Swire Pacific Ltd. Class A	135,000	1,393,237
		44,535,679
Ireland—0.3%
CRH PLC	20,821	677,561
CRH PLC	33,400	1,086,003
Depfa Bank PLC	44,500	736,080
		2,499,644
Israel—0.1%
Teva Pharmaceutical Industries Ltd. ADR	16,500	521,235
Italy—2.1%
Banca Intesa SpA *†	122,400	713,303
Banca Italease	9,500	473,566
Bulgari SpA	3,929	44,521
Capitalia SpA †	67,092	548,893
ENI-Ente Nazionale Idrocarburi SpA	202,080	5,928,497
Esprinet SpA	51,300	949,928
Mediobanca SpA	34,838	680,672
Saipem SpA	209,921	4,759,098
Telecom Italia RNC	396,884	1,023,074
Telecom Italia SpA	244,147	678,653
UniCredito Italiano SpA	501,239	3,915,483
		19,715,688
Japan—29.3%
Advantest Corporation	13,700	1,400,044
Aeon Company Ltd.	54,200	1,189,909
Aeon Credit Service Company Ltd.	15,000	364,979
Aiful Corporation	39,250	2,092,467
Bridgestone Corporation	103,700	1,998,991
Calsonic Kansei Corp.	276,000	1,761,031
Canon, Inc.	117,150	5,737,429
Chubu Steel Plate Co, Ltd.	30,000	398,496
Chugai Pharmaceutical Company Ltd.	126,700	2,585,280
Credit Saison Company Ltd.	149,300	7,069,046
Daiichi Sankyo Co., Ltd.	25,300	695,808
Daikin Industries Ltd.	137,000	4,745,857
Daimaru, Inc.	35,000	463,017
Daito Trust Construction Company Ltd.	94,000	5,211,016
Daiwa House Industry Company Ltd.	40,000	639,209
Denso Corporation	125,000	4,089,325
Eisai Company Ltd.	99,000	4,456,203
Exedy Corp.	10	315
Fanuc Ltd.	91,000	8,168,265
Fuji Heavy Industries, Ltd.	70,000	409,632
Fuji Television Network, Inc.	175	388,353
Futaba Industrial Co., Ltd.	37,000	854,181
Hirose Electric Company Ltd.	40,700	4,943,373
Honda Motor Company Ltd.	202,000	6,411,875
Hoya Corporation	127,900	4,550,072
Jaccs Co., Ltd.	38,000	393,471
Japan Tobacco, Inc.	851	3,105,672
Jupiter Telecommunications Co. *	3,244	2,246,283
Kansai Electric Power Company, Inc. (The)	67,800	1,516,076
Kao Corporation	47,000	1,229,391
Keihin Corporation	27,000	579,375
Keyence Corporation	31,460	8,021,684
Komatsu Ltd.	125,000	2,485,635
Kubota Corporation	348,000	3,308,528
Marubeni Corporation	316,000	1,687,439
Millea Holdings, Inc.	482	8,966,132
Ministop Co., Ltd.	57,300	1,092,338
Mitsubishi Corporation	82,300	1,647,195
Mitsubishi Estate Company Ltd.	447,000	9,506,119
Mitsubishi Heavy Industries Ltd.	137,000	591,498
Mitsubishi UFJ Financial Group, Inc.	719	10,071,856
Mitsui & Company Ltd. †	440,900	6,229,468
Mitsui Fudosan Company Ltd.	82,000	1,780,850
Mitsui Sumitomo Insurance Company Ltd.	39,420	494,114
Mizuho Financial Group, Inc.	1,233	10,449,592
Murata Manufacturing Company Ltd.	5,900	383,087
NTT DoCoMo, Inc.	3,522	5,149,221
NGK Spark Plug Company Ltd.	36,000	723,651
Nidec Corporation	10,200	731,287
Nikko Cordial Corporation	220,000	2,808,691
Nikon Corporation	24,000	419,575
Nintendo Company Ltd. †	16,300	2,736,847
Nippon Electric Glass Company Ltd.	78,000	1,561,621
Nippon Mining Holdings, Inc.	54,000	455,490

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
	Nippon Telegraph & Telephone Corporation	109	$531,830
Nissan Motor Company Ltd.	†	215,400	2,350,456
	Nitto Denko Corporation	74,000	5,268,420
	NTT Data Corporation	290	1,257,380
Odakyu Electric Railway Company Ltd.	†	100,000	644,248
	Oracle Corporation	15,000	701,915
	Oriental Yeast Co., Ltd.	114,000	738,939
	ORIX Corporation	33,100	8,071,150
	Otsuka Kagu Ltd.	9,000	280,547
	PanaHome Corporation	53,000	399,875
Ricoh Company Ltd.	†	45,000	882,141
	Rohm Company Ltd.	59,700	5,339,024
	Secom Company Ltd.	87,000	4,109,624
	Sega Sammy Holdings, Inc.	131,708	4,880,057
	Shimamura Company Ltd.	25,900	2,839,714
	Shin-Etsu Chemical Company Ltd.	104,300	5,668,979
	SMC Corporation	26,300	3,723,351
Softbank Corporation	*†	202,500	4,537,412
	Sompo Japan Insurance, Inc.	102,700	1,432,192
	Sony Corporation	100,000	4,405,922
	Star Micronics Co., Ltd.	44,000	890,684
Sumitomo Corporation	†	140,000	1,849,556
	Sumitomo Metal Industries Ltd.	225,000	928,954
	Sumitomo Mitsui Financial Group, Inc.	927	9,809,913
	Sumitomo Realty & Development Company Ltd.	39,000	961,661
	Sumitomo Trust & Banking Company Ltd. (The)	130,000	1,422,261
	Suzuki Motor Corporation	123,000	2,659,848
	T&D Holdings, Inc.	10,550	849,924
	Taisei Corporation	814,500	2,973,683
Takeda Chemical Industries Ltd.	†	100,800	6,270,177
	Tokyo Electric Power Company, Inc. (The)	25,900	715,110
	Tokyo Electron Ltd.	45,200	3,156,265
Tokyo Gas Company Ltd.	†	144,000	678,167
Tokyu Corporation	†	186,000	1,087,259
	Topy Industries, Ltd.	295,000	1,046,722
Toshiba Corporation	†	190,000	1,239,732
	Toyota Motor Corporation	58,100	3,034,434
	Trend Micro, Inc.	29,000	978,354
	Ushio, Inc.	21,400	452,138
	Yahoo Japan Corporation	2,766	1,464,874
	Yamada Denki Company Ltd.	14,800	1,506,849
	Yamaha Motor Company Ltd.	40,000	1,047,327
	Yamanouchi Pharmaceutical Company Ltd.	127,800	4,694,617
Yamato Transport Company Ltd.	†	103,200	1,829,978
			270,608,022
Luxembourg—0.4%
	RTL Group	11,653	1,033,897
	Societe Europeenne des Satellites	28,900	408,729
Stolt Offshore SA	*	165,800	2,533,233
			3,975,859
Mexico—1.0%
	America Movil SA de CV ADR	102,600	3,412,476
	Grupo Televisa SA ADR	195,100	3,767,381
	Wal-Mart de Mexico SA de CV—Class V	853,400	2,397,233
			9,577,090
Netherlands—3.5%
	ABN AMRO Holding NV	66,666	1,823,496
ASM Lithography Holdings NV	*	190,280	3,842,928
ASM Lithography Holdings NV New York Registered Shares	*†	25,400	513,588
	Aegon NV	77,253	1,317,205
	Heineken Holding NV—Class A	38,143	1,404,002
	Heineken NV	33,450	1,415,574
ING Groep NV	†	264,237	10,360,729
Royal KPN NV	†	205,400	2,305,480
	Koninklijke BAM Groep NV	47,500	941,337
Reed Elsevier NV	†	76,200	1,140,731
	Royal Dutch Shell PLC—Class A	125,052	4,196,617
Royal Numico NV	*†	14,977	670,966
	TNT NV	16,200	578,900
	Unilever NV	25,500	576,794
	Univar NV	19,700	931,315
			32,019,662
Norway—0.1%
	DNB NOR ASA	49,500	615,168
Norske Skogindustrier ASA	*	23,571	345,252
	Renewable Energy Corp. AS	8,300	118,648
			1,079,068
Portugal—0.1%
	Banco Comercial Portugues SA Class R	177,750	504,351
Russia—0.7%
AFK Sistema, Sponsored GDR, 144A	* **	5,601	112,580
	NovaTek OAO, Sponsored GDR	15,005	660,220
	OAO Lukoil Holding ADR	46,800	3,912,480
	Unified Energy System GDR	19,480	1,383,080
			6,068,360
Singapore—0.9%
	DBS Group Holdings Ltd.	51,000	582,484
	Keppel Corporation Ltd.	330,200	3,069,941
	Singapore Airlines Ltd.	341,100	2,735,623
	Singapore Telecommunications Ltd.	1,029,360	1,652,809
	United Overseas Bank Ltd.	68,000	669,283
			8,710,140
South Africa—0.4%
	Sasol, Ltd.	103,000	3,957,255
South Korea—1.5%
	Hana Financial Group, Inc.	46,409	2,177,121
	Kookmin Bank	60,400	4,976,744
Samsung Electronics Company Ltd. GDR, 144A	**	10,615	3,335,764
	Shinhan Financial Group Company Ltd.	77,840	3,667,539
			14,157,168
Spain—2.5%
	Altadis SA	24,300	1,146,045
	Antena 3 de Television SA	34,600	789,379
	Banco Bilbao Vizcaya Argentaria SA	161,200	3,313,038
	Banco Santander Central Hispano SA	309,900	4,522,894
	Grupo Catalana Occidente SA	4,600	582,543

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
Grupo Duro Felguera SA	334,908	$1,766,671
Iberdrola SA	33,600	1,154,928
Inditex SA	127,096	5,351,633
Promotora de Informaciones SA	22,802	365,259
Repsol YPF SA	97,000	2,774,513
Telefonica SA	67,043	1,113,081
		22,879,984
Sweden—1.7%
Assa Abloy AB Class B †	31,300	525,041
Atlas Copco AB—Class A	115,000	3,194,266
Hennes & Mauritz AB Class B	89,000	3,437,457
Nordea Bank AB	278,800	3,315,997
Scania AB Class B	22,600	1,023,811
Telefonaktiebolaget LM Ericsson Class B †	1,329,500	4,376,479
		15,873,051
Switzerland—7.2%
Adecco SA	54,073	3,188,636
Compagnie Financiere Richemont AG Class A	118,034	5,383,860
Credit Suisse Group †	26,441	1,472,669
Givaudan	731	573,812
Holcim Ltd.	37,401	2,862,260
Julius Baer Holding AG *	3,200	276,121
Kuehne & Nagel International AG	26,000	1,893,121
Nestle SA	41,212	12,898,243
Novartis AG	224,780	12,109,785
Phonak Holding AG	8,900	555,012
Roche Holding AG	52,521	8,651,763
Swatch Group AG Class B	291	49,068
Swiss Reinsurance †	97,899	6,818,628
Swisscom AG †	3,427	1,125,223
UBS AG †	79,097	8,643,519
		66,501,720
Taiwan—0.2%
Taiwan Semiconductor Manufacturing Company Ltd. ADR †	169,074	1,552,099
United Kingdom—12.4%
Anglo American PLC	25,000	1,019,249
ARM Holdings PLC	249,100	520,009
AstraZeneca Group PLC	81,084	4,858,526
AstraZeneca PLC	55,600	3,341,017
Autonomy Corp. PLC *	121,200	917,221
BG Group PLC	540,000	7,202,876
BAE Systems PLC	276,500	1,887,644
Barclays PLC	141,409	1,601,961
BHP Billiton PLC	108,528	2,110,029
BP PLC	470,900	5,456,247
Brambles Industries PLC	68,200	541,681
British Energy Group PLC *	151,200	1,877,091
British Land Company PLC	28,800	671,261
British Polythene Industries	39,239	434,174
Cadbury Schweppes PLC	258,420	2,486,833
Carnival PLC	72,058	2,927,739
Centrica PLC	850,000	4,472,883
Charles Taylor Consulting PLC	118,900	845,205
DTZ Holdings PLC	88,200	1,106,680
easyJet PLC *	89,800	641,074
Elementis PLC	533,300	774,798
GlaxoSmithKline PLC	35,400	987,239
HSBC Holdings PLC	121,086	2,129,079
HSBC Holdings PLC (foreign shares)	62,400	1,097,504
HBOS PLC	214,100	3,712,971
ITE Group PLC	195,100	422,871
Johnston Press PLC	74,900	572,802
Kingfisher PLC	1,918,008	8,448,288
Lloyds TSB Group PLC	92,200	902,583
MJ Gleeson Group PLC	51,700	377,591
Morgan Sindall PLC	39,200	826,518
Morrison WM Supermarkets	1,615,412	5,799,451
Northern Rock PLC	31,200	576,492
Pearson PLC	41,700	566,675
Persimmon PLC	16,400	373,510
Reckitt Benckiser PLC	124,000	4,623,697
Reed Elsevier PLC	158,300	1,594,575
Rio Tinto PLC	114,200	6,009,217
Rolls-Royce Group PLC *	82,000	626,734
Royal Bank of Scotland Group PLC	192,400	6,311,232
Royal Dutch Shell PLC—Class A ADR	8,400	562,632
Royal Dutch Shell PLC—Class B	71,169	2,484,201
Savills PLC	70,200	754,851
Scottish & Southern Energy PLC	64,700	1,375,085
Smith & Nephew PLC	112,150	860,103
Standard Chartered PLC	86,200	2,101,842
Tesco PLC	100,900	622,434
TI Automotive Ltd. ***	70,000	—
Unilever PLC	18,340	411,505
Vedanta Resources PLC	21,700	549,983
Vodafone Group PLC	3,514,516	7,475,024
Wolseley PLC	31,200	686,378
WPP Group PLC	49,700	600,369
Xstrata PLC	104,650	3,980,501
Yell Group PLC	76,500	722,483
		114,840,618
TOTAL COMMON STOCKS
(Cost $753,564,512)		874,988,912

PREFERRED STOCKS—0.0%
Germany—0.0%
ProSieben SAT.1 Media AG
(Cost $20,555)	1,174	29,283

PURCHASED OPTIONS—0.0%
Europe—0.0%
Eurodollar Put, Expires 01/31/2007, Strike 1.2125 ‡
(Cost $706,260)	23,700,000	141,750

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—5.5%
Institutional Money Market Funds—0.1%
BGI Institutional Fund		††	$412,595	412,595
Bank & Certificate Deposits/ Offshore Time Deposits—5.2%
Abbey National PLC
5.100%	07/10/2006	††	1,650,382	1,650,382
Bank Of Montreal
5.290%	08/03/2006	††	618,893	618,893

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint
International Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Bank Of Nova Scotia
5.290%	08/08/2006	††	$1,031,489	$1,031,489
Barclays
5.150%	08/01/2006	††	1,031,489	1,031,489
Barton Capital LLC
5.258%	07/07/2006	††	825,191	825,191
Barton Capital LLC
5.120%	07/05/2006	††	817,300	817,300
Calyon
5.300%	08/08/2006	††	1,031,489	1,031,489
Canadian Imperial Bank of Commerce
5.310%	07/31/2006	††	618,893	618,893
Clipper Receivables Corp
5.119%	07/05/2006	††	825,191	825,191
Compass Securitization
5.222%	07/14/2006	††	1,031,489	1,031,489
CRC Funding LLC
5.282%	07/21/2006	††	403,854	403,854
Credit Suisse First Boston Corporation
5.275%	07/24/2006	††	1,031,489	1,031,489
Deutsche Bank
5.250%	07/05/2006	††	825,191	825,191
Dexia Group
5.300%	08/09/2006	††	1,031,489	1,031,489
Fairway Finance
5.264%	07/11/2006	††	825,191	825,191
Falcon Asset Securitization Corporation
5.290%	07/24/2006	††	412,595	412,595
Grampian Funding LLC
5.319%	07/21/2006	††	825,191	825,191
Harris NA
5.080%	07/05/2006	††	825,191	825,191
Jupiter Securitization Corporation
5.252%	07/18/2006	††	1,031,489	1,031,489
Lexington Parker Cap Comp
5.202%	07/13/2006	††	1,031,488	1,031,488
Lexington Parker Cap Comp
5.192%	07/13/2006	††	403,707	403,707
Merrill Lynch & Co
5.303%	07/03/2006	††	6,807,825	6,807,825
Morgan Stanley & Co
5.303%	07/03/2006	††	6,677,257	6,677,257
National Australia Bank
5.290%	07/03/2006	††	2,806,452	2,806,452
Old Line Funding LLC
5.271%	07/12/2006	††	825,191	825,191
Old Line Funding LLC
5.221%	07/05/2006	††	618,893	618,893
Prefco
5.269%	07/18/2006	††	206,298	206,298
Ranger Funding
5.252%	07/27/2006	††	1,031,489	1,031,489
Skandinaviska Enskilda Banken AB
5.130%	07/12/2006	††	2,062,978	2,062,978
Svenska Handlesbanken
5.290%	07/03/2006	††	1,448,967	1,448,967
The Bank of the West
5.250%	08/07/2006	††	1,031,488	1,031,488
Three Pillars Funding LLC
5.245%	07/19/2006	††	1,031,488	1,031,488
Toronto Dominion Bank
5.300%	07/31/2006	††	412,595	412,595
Toronto Dominion Bank
5.300%	07/26/2006	††	825,190	825,190
UBS AG
5.250%	08/04/2006	††	$825,190	825,190
UBS AG
5.250%	07/21/2006	††	412,595	412,595
Wells Fargo
5.210%	07/06/2006	††	1,237,787	1,237,787
Wells Fargo
5.170%	07/03/2006	††	1,444,084	1,444,084
				47,834,448
Floating Rate Instruments/Master Notes—0.2%
Bank of America
5.270%	07/14/2006	††	825,191	825,191
HBOS Halifax Bank of Scotland
5.110%	07/10/2006	††	1,031,489	1,031,489
				1,856,680
TOTAL CASH EQUIVALENTS
(Cost $50,103,723)				50,103,723

REPURCHASE AGREEMENTS—5.1%
United States—5.1%
IBT Repurchase Agreement dated 6/30/06 due 7/03/06, with a maturity value of $47,216,000 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 4.77% to 8.625%, maturity dates ranging from 03/25/2016 to 01/01/2033 and a aggregate market value of $49,557,596.			47,197,711	47,197,711
TOTAL INVESTMENTS—105.4%
(Cost $851,592,761)				972,461,379
Other assets less liabilities—(5.4%)				(49,614,248)
NET ASSETS—100.0%				$922,847,131

Notes to the Schedule of Investments:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.37% of Total Investments.

‡	Security valued at fair value as determined by policies approved by the board of directors.

††	Represents collateral received from securities lending transactions.

***	Security has no market value at 06/30/2006.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint
International Fund

Percentage of Portfolio by Industry (unaudited):

Financial Services	14.4%
Banking	14.0%
Oil & Gas	10.5%
Pharmaceuticals	6.9%
Insurance	6.0%
Electronics	5.8%
Commercial Services	3.4%
Automotive	3.3%
Beverages, Food & Tobacco	3.1%
Telephone Systems	3.1%
Real Estate	2.9%
Electric Utilities	2.6%
Heavy Machinery	2.5%
Media—Broadcasting & Publishing	2.3%
Metals	2.0%
Transportation	2.0%
Chemicals	1.9%
Food Retailers	1.7%
Retailers	1.7%
Telecommunications	1.7%
Apparel Retailers	1.4%
Cosmetics & Personal Care	1.4%
Miscellaneous	1.4%
Medical Supplies	1.3%
Metals & Mining	1.2%
Computer Software & Processing	0.9%
Entertainment & Leisure	0.9%
Computers & Information	0.9%
Building Materials	0.8%
Communications	0.7%
Airlines	0.5%
Industrial—Diversified	0.5%
Advertising	0.3%
Aerospace & Defense	0.3%
Home Construction, Furnishings & Appliances	0.2%
Forest Products & Paper	0.2%
Heavy Construction	0.2%
Containers & Packaging	0.1%
Lodging	0.1%
Construction	0.1%
Electrical Equipment	0.1%
Mining	0.1%
Restaurants	0.0%
TOTAL INVESTMENTS	105.4%
Other assets less liabilities	(5.4)%
TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—20.8%
Advertising—0.0%
Omnicom Group, Inc., Note
5.900%	04/15/2016	$500,000	$479,683
Aerospace & Defense—0.5%
Boeing Capital Corporation, Senior Note
6.100%	03/01/2011	500,000	508,400
Boeing Company (The), Note
6.125%	02/15/2033	100,000	100,912
Boeing Company (The), Note
5.125%	02/15/2013	250,000	241,526
General Dynamics Corp., Note
4.250%	05/15/2013	1,000,000	915,242
Honeywell International, Inc., Note
7.500%	03/01/2010	1,000,000	1,060,468
Honeywell International, Inc., Note
6.125%	11/01/2011	250,000	254,888
Lockheed Martin Corporation, Note
8.500%	12/01/2029	500,000	631,123
Northrop Grumman Corporation, Note
7.750%	02/15/2031	250,000	292,953
Raytheon Company, Note
6.150%	11/01/2008	1,000,000	1,010,315
Textron Financial Corporation, Note
6.000%	11/20/2009	200,000	202,139
United Technologies Corporation, Note
4.875%	05/01/2015	500,000	467,505
			5,685,471
Airlines—0.1%
American Airlines, Inc., Series 1999-1, Class A2
7.024%	10/15/2009	157,000	161,416
Continental Airlines, Inc., Series 1998-1, Class 1A
6.648%	09/15/2017	588,504	585,548
FedEx Corporation, Note
9.650%	06/15/2012	150,000	176,809
			923,773
Automotive—0.2%
DaimlerChrysler North America Holding Corporation, Guaranteed Note
7.200%	09/01/2009	350,000	361,268
DaimlerChrysler North America Holding Corporation, Guaranteed Note
4.050%	06/04/2008	500,000	483,647
DaimlerChrysler North America Holding Corporation, Note
8.500%	01/18/2031	350,000	397,390
DaimlerChrysler North America Holding Corporation, Senior Note
6.500%	11/15/2013	500,000	500,451
			1,742,756
Banking—4.9%
American Express Company, Note
3.750%	11/20/2007	150,000	146,328
American Express Credit Corporation, Note
3.000%	05/16/2008	250,000	238,620
Asian Development Bank/Pasig, Global Note (Supra National)
4.250%	10/20/2014	1,000,000	923,517
Associates Corporate of North America, Senior Note
6.950%	11/01/2018	250,000	268,900
Associates Corporate of North America, Subordinated Note
6.875%	11/15/2008	410,000	421,180
Bank of America Corporation, Senior Note
5.875%	02/15/2009	1,000,000	1,007,666
Bank of America Corporation, Subordinated Note
7.750%	08/15/2015	750,000	839,048
Bank of America Corporation, Subordinated Note
6.800%	03/15/2028	500,000	524,121
Bank of America Corporation, Subordinated Note
6.250%	04/01/2008	750,000	757,437
Bank of New York Company, Inc. (The), Subordinated Note
5.500%	12/01/2017	250,000	238,320
Bank One Corporation, Subordinated Note
5.900%	11/15/2011	750,000	753,351
Bank One NA, Note
3.700%	01/15/2008	350,000	340,289
BankBoston Corporation, Subordinated Note, (MTN), (FRN)
6.500%	12/19/2007	400,000	404,092
Bayerische Landesbank Girozentrale, Note
2.875%	10/15/2008	250,000	235,055
BB&T Corporation, Note
5.250%	11/01/2019	500,000	462,353
Branch Banking & Trust Company
5.200%	12/23/2015	150,000	141,908
BSCH Issuances Ltd., Subordinated Note (Cayman Islands)
7.625%	09/14/2010	350,000	374,427
Capital One Bank, Note
4.875%	05/15/2008	1,000,000	985,618
Capital One Bank, Note, (MTN)
5.125%	02/15/2014	500,000	470,864
CIT Group, Inc., Global Senior Note
5.000%	02/13/2014	500,000	468,097
CIT Group, Inc., Senior Note
7.750%	04/02/2012	350,000	379,853
CIT Group, Inc., Senior Note, (MTN)
4.750%	12/15/2010	1,000,000	960,316
Corporacion Andina de Fomento, Note (Supra National)
6.875%	03/15/2012	150,000	157,121
Deutsche Bank Financial, Inc., Note, Convertible, (MTN)
5.375%	03/02/2015	250,000	240,503
Duke Capital Corporation, Senior Note
4.370%	03/01/2009	250,000	241,831
European Investment Bank, Global Note (Supra National)
4.125%	09/15/2010	1,500,000	1,432,638
European Investment Bank, Global Note (Supra National)
3.500%	03/14/2008	1,250,000	1,212,570
European Investment Bank, Global Note (Supra National)
3.125%	10/15/2007	1,000,000	972,218
European Investment Bank, Note (Supra National)
4.625%	05/15/2014	500,000	475,603
First Union Institutional Trust I Capital Securities, Note
8.040%	12/01/2026	1,000,000	1,046,174
FleetBoston Financial Corporation, Senior Note
6.875%	01/15/2028	150,000	158,615
General Electric Capital Corp., Note
4.125%	09/01/2009	1,000,000	958,542
General Electric Capital Corp., Note, (MTN)
5.450%	01/15/2013	1,000,000	984,259
General Electric Capital Corporation, Note, (MTN), (FRN)
5.875%	02/15/2012	500,000	503,247
Household Finance Corporation, Note
8.000%	07/15/2010	750,000	809,194
Household Finance Corporation, Note
6.500%	11/15/2008	350,000	356,378
Household Finance Corporation, Note
6.400%	06/17/2008	250,000	253,440
Household Finance Corporation, Note
6.375%	11/27/2012	1,000,000	1,025,493

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Household Finance Corporation, Note
4.125%	12/15/2008	$1,000,000	$966,971
HSBC Bank USA NA, Senior Note, (MTN)
3.875%	09/15/2009	1,500,000	1,421,038
HSBC Holdings PLC, Note (United Kingdom)
5.250%	12/12/2012	150,000	145,073
ING Capital Funding Trust III
8.439%	12/31/2049	150,000	164,286
Inter-American Development Bank (Supra National)
7.375%	01/15/2010	750,000	797,533
Inter-American Development Bank, Global Note (Supra National)
5.375%	11/18/2008	2,000,000	2,000,252
Inter-American Development Bank, Note, (MTN) (Supra National)
3.375%	03/17/2008	1,000,000	967,200
International Bank for Reconstruction & Development, Note
7.625%	01/19/2023	500,000	606,007
International Bank for Reconstruction & Development, Note (Supra National)
3.625%	05/21/2013	150,000	135,432
International Bank for Reconstruction & Development, Note, (MTN), (FRN) (Supra National)
4.125%	08/12/2009	350,000	338,749
International Finance Corp., Note (Supra National)
5.125%	05/02/2011	1,000,000	989,076
JPMorgan Chase & Company, Global Subordinated Note
5.125%	09/15/2014	750,000	709,573
Key Bank National Association, Subordinated Note, (MTN)
5.800%	07/01/2014	500,000	494,505
KFW—Kreditanstalt fuer Wiederaufbau, Global Note (Denmark)
3.250%	03/30/2009	1,000,000	945,984
KFW—Kreditanstalt fuer Wiederaufbau, Note (Germany)
3.375%	01/23/2008	500,000	485,064
KFW International Finance, Inc., Note
8.000%	02/15/2010	250,000	269,077
Korea Development Bank, Note (South Korea)
5.750%	09/10/2013	500,000	493,061
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.250%	06/15/2010	1,000,000	958,257
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.125%	10/15/2014	1,000,000	918,571
Kreditanstalt fuer Wiederaufbau, Note (Germany)
3.250%	07/16/2007	1,000,000	974,090
Landwirtschaftliche Rentenbank, Global Note (Germany)
4.875%	11/16/2015	1,000,000	950,184
Landwirtschaftliche Rentenbank, Note (Germany)
3.250%	06/16/2008	300,000	288,035
Marshall & Ilsley Corporation, Senior Note
4.375%	08/01/2009	500,000	482,185
MBNA America Bank, Note
5.375%	01/15/2008	850,000	847,554
Mellon Financial Company, Note
6.375%	02/15/2010	350,000	357,633
National City Bank of Ohio, Senior Note, (MTN)
3.300%	05/15/2008	350,000	336,230
National City Corporation, Subordinated Note
6.875%	05/15/2019	500,000	531,159
National Rural Utilities Cooperative Finance Corporation, Note
3.875%	02/15/2008	400,000	389,222
PNC Funding Corporation, Subordinated Note
5.250%	11/15/2015	200,000	189,790
Popular North America, Inc., Note, (MTN), (FRN)
4.250%	04/01/2008	100,000	97,301
Royal Bank of Scotland Group PLC, Global Note (United Kingdom)
5.000%	10/01/2014	750,000	709,779
Royal Bank of Scotland Group PLC, Note (FRN) (United Kingdom)
7.648%	08/29/2049	500,000	539,679
Sanwa Bank Ltd., Note
7.400%	06/15/2011	250,000	265,590
SLM Corporation, Note
3.950%	08/15/2008	1,150,000	1,107,028
SLM Corporation, Note, (MTN), (FRN)
5.000%	10/01/2013	500,000	471,907
SouthTrust Corporation, Subordinated Note
5.800%	06/15/2014	750,000	738,854
Suntrust Banks, Inc., Note
5.050%	07/01/2007	350,000	347,968
Suntrust Banks, Inc., Subordinated Note
5.200%	01/17/2017	250,000	234,525
Swiss Bank Corporation, Subordinated Note
7.000%	10/15/2015	100,000	108,136
U.S. Bank NA, Note
4.800%	04/15/2015	250,000	231,748
Wachovia Corporation, Senior Note
5.250%	08/01/2014	1,000,000	955,299
Washington Mutual Bank FA, Global Subordinated Note, (MTN)
5.650%	08/15/2014	250,000	241,399
Washington Mutual, Inc., Note
4.000%	01/15/2009	1,000,000	960,910
Wells Fargo & Company, Note
5.000%	11/15/2014	750,000	707,140
Wells Fargo & Company, Series J, Note, (MTN)
4.200%	01/15/2010	500,000	478,194
Wells Fargo & Company, Subordinated Note
7.550%	06/21/2010	750,000	801,585
Wells Fargo Bank NA, Note
6.450%	02/01/2011	1,000,000	1,030,698
Wells Fargo Financial, Inc., Note
5.500%	08/01/2012	750,000	739,915
Zions Bancorporation, Subordinated Note
6.000%	09/15/2015	500,000	496,329
			52,584,961
Beverages, Food & Tobacco—0.7%
Altria Group, Inc., Note
7.750%	01/15/2027	350,000	393,788
Altria Group, Inc., Note
7.000%	11/04/2013	400,000	422,605
Anheuser-Busch Companies, Inc., Note
6.800%	01/15/2031	350,000	374,671
Archer-Daniels Midland Company, Note
8.375%	04/15/2017	350,000	413,226
Bottling Group LLC, Series B, Senior Note
4.125%	06/15/2015	250,000	219,260
Bunge, Ltd. Finance Corporation, Guaranteed Senior Note
5.350%	04/15/2014	500,000	466,475
Campbell Soup Company, Note
4.875%	10/01/2013	250,000	235,622
Cia Brasileira de Bebidas, Guaranteed Note (Brazil)
8.750%	09/15/2013	100,000	110,625
Coca-Cola Enterprises, Inc., Note
8.500%	02/01/2022	150,000	184,467
ConAgra Foods, Inc., Note
6.750%	09/15/2011	250,000	257,972

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
ConAgra Foods, Inc., Senior Note
7.125%	10/01/2026	$500,000	$517,425
Coors Brewing Company, Senior Note
6.375%	05/15/2012	500,000	509,439
Corn Products International, Inc., Senior Note
8.250%	07/15/2007	250,000	254,665
Diageo Capital PLC, Guaranteed Note (United Kingdom)
4.375%	05/03/2010	500,000	475,842
HJ Heinz Company, Guaranteed Note
6.625%	07/15/2011	250,000	255,985
Kellogg Company, Note
6.600%	04/01/2011	750,000	775,548
Kraft Foods, Inc., Global Note
6.500%	11/01/2031	100,000	100,173
Kraft Foods, Inc., Global Note
5.625%	11/01/2011	350,000	345,132
Sara Lee Corporation, Senior Note
2.750%	06/15/2008	250,000	235,793
Tyson Foods, Inc., Note
8.250%	10/01/2011	250,000	264,946
Unilever Capital Corporation, Note
7.125%	11/01/2010	500,000	525,462
			7,339,121
Building Materials—0.1%
Hanson Australia Funding Ltd., Note (Australia)
5.250%	03/15/2013	100,000	94,673
Home Depot, Inc., Senior Note
4.625%	08/15/2010	500,000	482,034
			576,707
Chemicals—0.2%
Dow Chemical Company, Note
7.375%	11/01/2029	250,000	278,472
Dow Chemical Company, Note
6.000%	10/01/2012	150,000	151,300
Du Pont (E.I.) de Nemours & Company, Note
6.875%	10/15/2009	150,000	155,595
EI Du Pont de Nemours & Company, Note
4.750%	11/15/2012	500,000	471,043
Monsanto Co., Note
5.500%	08/15/2035	500,000	454,589
Potash Corporation of Saskatchewan, Note (Canada)
4.875%	03/01/2013	500,000	470,941
Praxair, Inc., Note
3.950%	06/01/2013	150,000	134,310
Rohm & Haas Company, Note
7.850%	07/15/2029	150,000	175,911
			2,292,161
Commercial Services—0.1%
Cendant Corporation, Senior Note
7.375%	01/15/2013	250,000	273,887
Cendant Corporation, Senior Note
6.250%	03/15/2010	150,000	153,593
PHH Corporation, Note
7.125%	03/01/2013	100,000	101,363
RR Donnelley & Sons Co., Note
4.950%	04/01/2014	550,000	495,955
			1,024,798
Communications—0.1%
Motorola, Inc., Note
7.500%	05/15/2025	500,000	548,425
News America Holdings, Inc., Note
8.000%	10/17/2016	150,000	168,396
News America Holdings, Inc., Note
7.600%	10/11/2015	350,000	382,278
SBC Communications, Inc., Global Note
6.250%	03/15/2011	250,000	252,851
			1,351,950
Computer Software & Processing—0.0%
Computer Sciences Corporation, Senior Note
7.375%	06/15/2011	100,000	105,429
Electronic Data Systems Corporation, Series B, Senior Note
6.500%	08/01/2013	150,000	148,184
			253,613
Computers & Information—0.4%
Hewlett-Packard Company, Global Note
5.500%	07/01/2007	350,000	349,390
International Business Machines Corp., Note, (MTN)
3.800%	02/01/2008	1,000,000	974,108
International Business Machines Corporation, Note
7.000%	10/30/2025	500,000	544,915
International Business Machines Corporation, Note
4.750%	11/29/2012	250,000	237,231
International Business Machines Corporation, Note, (MTN)
4.375%	06/01/2009	1,000,000	969,894
Pitney Bowes, Inc., Global Note, (MTN)
4.750%	01/15/2016	200,000	182,396
Pitney Bowes, Inc., Senior Note
5.000%	03/15/2015	500,000	465,991
			3,723,925
Cosmetics & Personal Care—0.1%
Procter & Gamble Company, Global Note
6.875%	09/15/2009	750,000	778,612
Procter & Gamble Company, Note
5.800%	08/15/2034	250,000	241,095
			1,019,707
Diversified—0.1%
General Electric Company
5.000%	02/01/2013	800,000	767,326
Electric Utilities—1.3%
Alabama Power Company, Senior Note
5.500%	10/15/2017	150,000	144,212
Alabama Power Company, Series X, Senior Note
3.125%	05/01/2008	250,000	239,100
American Electric Power Company, Inc., Series C, Senior Note
5.375%	03/15/2010	250,000	246,288
Arizona Public Service Company, Note
6.500%	03/01/2012	150,000	152,067
Cincinnati Gas & Electric Company, Note
5.700%	09/15/2012	150,000	147,201
Columbus Southern Power Company, Series A, Senior Note
5.500%	03/01/2013	150,000	145,890
Consolidated Edison Company of New York, Inc., Note
4.875%	02/01/2013	200,000	189,857
Consolidated Edison Company of New York, Note
5.300%	03/01/2035	500,000	430,832

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Constellation Energy Group, Inc., Note
7.600%	04/01/2032	$150,000	$164,000
Consumers Energy Co., Note
5.500%	08/15/2016	150,000	141,609
Dominion Resources, Inc., Senior Note
8.125%	06/15/2010	350,000	375,935
Dominion Resources, Inc., Series A, Senior Note
7.195%	09/15/2014	350,000	368,299
Dominion Resources, Inc., Virginia, Series 03B, Senior Note
4.125%	02/15/2008	500,000	487,602
DTE Energy Company, Note
7.050%	06/01/2011	350,000	363,955
Duke Energy Corporation, Senior Note
6.450%	10/15/2032	500,000	498,430
Duke Energy Field Services Corporation LLC, Note
7.875%	08/16/2010	350,000	374,416
Entergy Gulf States, Inc., Note
3.600%	06/01/2008	100,000	95,577
Exelon Corp., Senior Note
4.900%	06/15/2015	350,000	320,146
Exelon Generation Company LLC, Senior Note
6.950%	06/15/2011	500,000	521,871
FirstEnergy Corporation, Series B, Note
6.450%	11/15/2011	175,000	178,266
FirstEnergy Corporation, Series C, Note
7.375%	11/15/2031	175,000	188,306
Florida Power & Light Co., Note
4.950%	06/01/2035	500,000	416,192
Florida Power & Light Company, Note
5.625%	04/01/2034	50,000	46,062
Florida Power & Light Company, Note
4.850%	02/01/2013	150,000	142,583
FPL Group Capital, Inc., Guaranteed Note
7.375%	06/01/2009	100,000	104,264
Jersey Central Power & Light, Global Note
5.625%	05/01/2016	500,000	481,028
KeySpan Corporation, Note
7.625%	11/15/2010	350,000	371,422
Midamerican Energy Company, Note
6.750%	12/30/2031	250,000	262,737
Midamerican Energy Holdings Company, Senior Note
3.500%	05/15/2008	150,000	143,976
Midamerican Energy Holdings Company, Senior Note, Class D
5.000%	02/15/2014	150,000	140,378
NiSource Finance Corporation, Guaranteed Note
7.875%	11/15/2010	50,000	53,541
Northern States Power Company, Series A, Note
8.000%	08/28/2012	150,000	166,735
Oncor Electric Delivery Company, Senior Secured Note
6.375%	05/01/2012	350,000	353,697
Ontario Electricity Financial Corporation, Note (Canada)
7.450%	03/31/2013	350,000	386,814
Pacific Gas & Electric Company, Note
6.050%	03/01/2034	500,000	473,440
Pacific Gas & Electric Company, Note
4.800%	03/01/2014	1,000,000	933,314
Peco Energy Company, Note
3.500%	05/01/2008	150,000	144,369
Progress Energy, Inc., Senior Note
7.750%	03/01/2031	250,000	279,664
Progress Energy, Inc., Senior Note
7.100%	03/01/2011	400,000	417,672
PSEG Power LLC, Senior Note
8.625%	04/15/2031	500,000	613,809
Public Service Company of Colorado, Series 12, Note
4.875%	03/01/2013	200,000	190,275
Public Service Electric & Gas Company, Note
5.125%	09/01/2012	150,000	144,706
Scottish Power PLC, Note (United Kingdom)
5.375%	03/15/2015	500,000	475,324
South Carolina Electric & Gas Company, Note
5.300%	05/15/2033	150,000	132,901
Southern California Edison Company, Note
6.650%	04/01/2029	500,000	510,334
TXU Electric Delivery Company, Note
7.000%	09/01/2022	650,000	675,252
TXU Energy Company LLC, Senior Note
7.000%	03/15/2013	150,000	153,314
Wisconsin Electric Power, Note
5.625%	05/15/2033	250,000	230,557
			14,218,219
Electrical Equipment—0.0%
Emerson Electric Company, Note
5.000%	12/15/2014	150,000	142,409
Electronics—0.1%
Arrow Electronics, Inc., Note
6.875%	07/01/2013	250,000	255,967
Cisco Systems, Inc., Senior Note
5.500%	02/22/2016	1,000,000	961,989
			1,217,956
Entertainment & Leisure—0.2%
News America Holdings, Guaranteed Senior Note
7.750%	12/01/2045	200,000	210,954
News America, Inc., Note
5.300%	12/15/2014	500,000	475,270
Time Warner, Inc., Note
6.875%	05/01/2012	150,000	155,206
Walt Disney Company, Note, (MTN), (FRN)
7.000%	03/01/2032	500,000	541,831
Walt Disney Company, Note, (MTN), (FRN)
6.375%	03/01/2012	250,000	256,841
			1,640,102
Environmental—0.1%
USA Waste Services, Inc., Senior Note
7.000%	07/15/2028	550,000	571,755
Financial Services—4.0%
Abbey National PLC, Note (United Kingdom)
7.950%	10/26/2029	250,000	298,489
Allstate Life Global Fund Trust, Series 2004-1, Note (MTN)
4.500%	05/29/2009	250,000	242,530
Amvescap PLC, Senior Note
5.375%	02/27/2013	100,000	95,793
Bank of Tokyo-Mitsubishi Ltd. (The), Global Senior Subordinated Note (Japan)
8.400%	04/15/2010	250,000	271,675
Bear Stearns Companies (The), Inc., Note
7.625%	12/07/2009	1,000,000	1,061,083
Bear Stearns Companies, Inc., (The), Note
5.700%	11/15/2014	50,000	48,932

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Bear Stearns Companies, Inc., (The), Note
2.875%	07/02/2008	$1,000,000	$949,107
Berkshire Hathaway Finance Corp., Guaranteed Senior Note
4.850%	01/15/2015	1,000,000	933,574
Berkshire Hathaway Finance Corp., Guaranteed Senior Note
4.125%	01/15/2010	500,000	476,075
BHP Finance USA Ltd., Guaranteed Senior Note
4.800%	04/15/2013	150,000	141,106
Cingular Wireless LLC, Senior Note
6.500%	12/15/2011	250,000	256,475
Citigroup, Inc., Global Note
5.850%	12/11/2034	500,000	472,586
Citigroup, Inc., Global Senior Note
6.500%	01/18/2011	1,000,000	1,032,032
Citigroup, Inc., Global Senior Note
6.000%	02/21/2012	350,000	354,211
Citigroup, Inc., Global Subordinated Note
6.625%	06/15/2032	150,000	154,913
Citigroup, Inc., Global Subordinated Note
5.625%	08/27/2012	150,000	148,393
Citigroup, Inc., Subordinated Note
5.000%	09/15/2014	2,513,000	2,355,953
Countrywide Financial Corp., Note
6.250%	05/15/2016	500,000	490,956
Countrywide Financial Corporation, Note
4.250%	12/19/2007	1,000,000	980,063
Credit Suisse First Boston USA, Inc., Global Note
4.875%	01/15/2015	1,000,000	926,188
Credit Suisse First Boston USA, Inc., Note
6.500%	01/15/2012	350,000	361,564
Credit Suisse First Boston USA, Inc., Note
6.125%	11/15/2011	1,000,000	1,014,521
Credit Suisse First Boston USA, Inc., Note
5.500%	08/15/2013	150,000	146,484
Credit Suisse First Boston USA, Inc., Senior Global Note
5.125%	01/15/2014	500,000	474,612
EOP Operating, LP, Guaranteed Note
7.000%	07/15/2011	350,000	363,985
EOP Operating, LP, Guaranteed Note
4.750%	03/15/2014	500,000	454,214
EOP Operating, LP, Note
7.875%	07/15/2031	500,000	550,364
EOP Operating, LP, Note
6.800%	01/15/2009	500,000	510,870
ERP Operating, LP, Note
5.200%	04/01/2013	250,000	240,017
Export-Import Bank Of Korea (South Korea)
5.125%	03/16/2015	500,000	469,393
General Electric Capital Corporation, Note
6.500%	12/10/2007	750,000	758,733
General Electric Capital Corporation, Note
6.000%	06/15/2012	1,000,000	1,012,740
General Electric Capital Corporation, Note
3.500%	05/01/2008	250,000	241,071
General Electric Capital Corporation, Note, (FRN)
4.625%	09/15/2009	1,000,000	972,780
General Electric Capital Corporation, Note, (MTN)
6.750%	03/15/2032	750,000	803,085
Goldman Sachs Group, Inc., Global Note
5.125%	01/15/2015	500,000	468,229
Goldman Sachs Group, Inc., Guaranteed Note
6.345%	02/15/2034	500,000	467,588
Goldman Sachs Group, Inc., Note
6.875%	01/15/2011	250,000	260,022
Goldman Sachs Group, Inc., Senior Note
6.600%	01/15/2012	650,000	671,610
Goldman Sachs Group, Inc., Senior Note
6.125%	02/15/2033	700,000	655,914
Goldman Sachs Group, Inc., Senior Note
5.700%	09/01/2012	250,000	247,890
Goldman Sachs Group, Inc., Senior Note
5.150%	01/15/2014	500,000	474,622
Goldman Sachs Group, Inc., Senior Note
4.125%	01/15/2008	800,000	783,159
Goldman Sachs Group, Inc., Series B, Note, (MTN)
7.350%	10/01/2009	750,000	786,422
Household Finance Corporation
6.375%	10/15/2011	1,000,000	1,023,076
John Deere Capital Corporation, Note
7.000%	03/15/2012	350,000	369,943
JP Morgan & Company, Inc., Note
6.000%	01/15/2009	350,000	352,234
JP Morgan Chase & Company, Global Subordinated Note
5.750%	01/02/2013	1,750,000	1,734,590
JP Morgan Chase & Company, Note
6.750%	02/01/2011	750,000	780,305
Lehman Brothers Holdings, Inc., Note
7.875%	08/15/2010	1,000,000	1,077,008
Lehman Brothers Holdings, Inc., Note
4.000%	01/22/2008	850,000	828,099
Lehman Brothers Holdings, Inc., Note, (MTN), (FRN)
6.625%	01/18/2012	750,000	777,339
Merrill Lynch & Company, Inc., Note, (MTN)
5.450%	07/15/2014	500,000	483,448
Merrill Lynch & Company, Inc., Note
6.000%	02/17/2009	1,000,000	1,007,237
Merrill Lynch & Company, Inc., Note, (MTN)
4.125%	09/10/2009	500,000	477,774
Merrill Lynch & Company, Inc., Note, (MTN)
3.700%	04/21/2008	250,000	241,941
Merrill Lynch & Company., Inc., Note
6.875%	11/15/2018	250,000	265,982
Morgan Stanley, Note
8.000%	06/15/2010	750,000	803,624
Morgan Stanley, Note
7.250%	04/01/2032	100,000	110,169
Morgan Stanley, Note
4.750%	04/01/2014	1,000,000	918,268
Morgan Stanley, Note
3.875%	01/15/2009	2,750,000	2,639,964
National Rural Utilities Cooperative Finance Corporation, Note
7.250%	03/01/2012	500,000	533,376
Pepco Holdings, Inc., Note
6.450%	08/15/2012	150,000	151,992
Residential Capital Corp., Senior Note
6.000%	02/22/2011	550,000	533,465
Residential Capital Corporation, Note
6.375%	06/30/2010	350,000	345,536
Rio Tinto Finance USA, Ltd., Guaranteed Note (Australia)
2.625%	09/30/2008	100,000	93,737
Swiss Bank Corporation of New York, Note, (MTN), (FRN)
7.375%	06/15/2017	100,000	111,655
U.S. Bank National Association, Note, (MTN), (FRN)
6.375%	08/01/2011	750,000	772,694
Washington Mutual, Inc., Senior Note
4.375%	01/15/2008	1,000,000	980,030
			42,293,509

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Food Retailers—0.2%
Kroger Co. (The), Senior Note
7.500%	04/01/2031		$700,000	$736,941
Safeway, Inc., Note
7.500%	09/15/2009		800,000	836,036
				1,572,977
Forest Products & Paper—0.2%
International Paper Company, Note
6.750%	09/01/2011		600,000	620,615
Kimberly Clark Corporation, Note
5.625%	02/15/2012		250,000	250,415
MeadWestvaco Corporation, Note
6.850%	04/01/2012		150,000	152,837
Weyerhaeuser Company, Note
7.375%	03/15/2032		750,000	761,510
Weyerhaeuser Company, Note
6.750%	03/15/2012		100,000	102,286
				1,887,663
Health Care Providers—0.1%
UnitedHealth Group, Inc., Note
3.750%	02/10/2009		1,150,000	1,096,611
Heavy Construction—0.1%
Centex Corporation, Senior Note
4.750%	01/15/2008		100,000	98,102
Centex Corporation, Senior Note
4.550%	11/01/2010		1,000,000	938,044
Lennar Corporation, Series B, Senior Note
5.500%	09/01/2014		500,000	458,490
				1,494,636
Heavy Machinery—0.1%
Caterpillar, Inc., Senior Note
7.250%	09/15/2009		750,000	786,921
Cooper Industries, Inc., Guaranteed Senior Note
5.500%	11/01/2009		100,000	99,447
Deere & Company, Global Note
6.950%	04/25/2014		250,000	266,658
United Technologies Corporation, Note
6.700%	08/01/2028		150,000	160,354
United Technologies Corporation, Note
6.100%	05/15/2012		50,000	50,750
				1,364,130
Home Construction, Furnishings & Appliances—0.1%
MDC Holdings, Inc., Senior Note
5.500%	05/15/2013		500,000	457,039
Newell Rubbermaid, Inc., Note
4.625%	12/15/2009		100,000	96,213
Pulte Homes, Inc., Senior Note
7.875%	08/01/2011		350,000	367,721
				920,973
Industrial—Diversified—0.1%
Tyco International Group SA, Guaranteed Note (Luxembourg)
6.750%	02/15/2011		500,000	516,383
Tyco International Group SA, Note (Luxembourg)
6.125%	11/01/2008		1,000,000	1,006,545
				1,522,928
Insurance—1.0%
Allstate Corporation (The), Senior Note
7.200%	12/01/2009		750,000	785,468
Allstate Corporation (The), Senior Note
5.350%	06/01/2033		500,000	424,905
American General Finance Corporation, Senior Note, (MTN)
5.375%	10/01/2012		650,000	633,239
American International Group, Inc., Global Senior Note
4.250%	05/15/2013		100,000	91,034
American International Group, Inc., Note, 144A
5.050%	10/01/2015	*	750,000	700,940
Anthem, Inc., Note
6.800%	08/01/2012		150,000	156,372
Assurant, Inc., Global Note
5.625%	02/15/2014		500,000	480,342
Assurant, Inc., Senior Note
6.750%	02/15/2034		650,000	642,323
Axa Company (France)
8.600%	12/15/2030		250,000	298,360
AXA Financial, Inc., Senior Note
7.750%	08/01/2010		100,000	106,509
Cincinnati Financial Corp., Senior Note
6.125%	11/01/2034		500,000	470,787
General Electric Global Insurance Holding Corporation, Note
7.500%	06/15/2010		150,000	158,678
Genworth Financial, Inc., Note
5.750%	05/15/2014		500,000	493,516
Hartford Life, Inc., Senior Note
7.375%	03/01/2031		150,000	167,095
Marsh & McLennan Cos., Inc., Senior Note
5.750%	09/15/2015		1,000,000	945,624
MetLife, Inc., Note
5.000%	11/24/2013		500,000	471,094
MetLife, Inc., Senior Note
6.500%	12/15/2032		100,000	100,135
Progressive Corporation (The), Senior Note
6.625%	03/01/2029		150,000	155,545
Protective Life Secured Trust, Note, (MTN)
4.000%	04/01/2011		400,000	371,062
Prudential Financial, Inc., Note, (MTN)
5.100%	09/20/2014		500,000	471,863
Prudential Financial, Inc., Note, (MTN), (FRN)
3.750%	05/01/2008		100,000	96,615
Radian Group, Inc., Senior Note
5.625%	02/15/2013		100,000	97,797
Safeco Corporation, Senior Note
4.875%	02/01/2010		150,000	145,715
Travelers Property Casualty Corporation, Note
7.750%	04/15/2026		500,000	565,616
UnitedHealth Group, Inc., Note
5.000%	08/15/2014		500,000	468,387
WellPoint, Inc., Note
5.950%	12/15/2034		750,000	690,894
				10,189,915
Lodging—0.0%
Harrah’s Operating Company, Inc., Guaranteed Senior Note
5.500%	07/01/2010		250,000	244,114
Harrah’s Operating Company, Inc., Guaranteed Senior Note
5.375%	12/15/2013		250,000	231,456
				475,570
Media—Broadcasting & Publishing—0.8%
British Sky Broadcasting PLC, Note (United Kingdom)
8.200%	07/15/2009		250,000	265,670
Clear Channel Communications, Inc., Global Note
4.250%	05/15/2009		250,000	237,229

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Comcast Cable Communications Holdings, Inc., Note
9.455%	11/15/2022	$400,000	$498,132
Comcast Cable Communications Holdings, Inc., Note
8.375%	03/15/2013	500,000	556,040
Comcast Corp., Note
5.850%	01/15/2010	1,000,000	999,823
Comcast Corp., Note
5.650%	06/15/2035	500,000	425,739
Comcast Corp., Note
5.300%	01/15/2014	500,000	471,132
Comcast Corporation, Note
7.050%	03/15/2033	500,000	508,776
COX Communications, Inc., Note
5.500%	10/01/2015	75,000	69,427
COX Communications, Inc., Note
5.450%	12/15/2014	300,000	277,837
COX Communications, Inc., Note
4.625%	06/01/2013	250,000	224,715
Time Warner Entertainment Company, LP, Senior Note
8.375%	03/15/2023	1,000,000	1,114,571
Time Warner, Inc., Note
7.625%	04/15/2031	500,000	539,918
Viacom, Inc., Senior Note
7.875%	07/30/2030	250,000	263,089
Viacom, Inc., Senior Note
6.625%	05/15/2011	1,000,000	1,027,387
Viacom, Inc., Senior Note
5.625%	08/15/2012	50,000	48,924
Viacom, Inc., Senior Note, 144A
6.250%	04/30/2016	1,000,000	972,499
			8,500,908
Metals—0.1%
Alcan, Inc., Note (Canada)
6.125%	12/15/2033	150,000	142,376
Alcan, Inc., Senior Note (Canada)
4.875%	09/15/2012	350,000	332,819
Alcoa, Inc., Note
7.375%	08/01/2010	750,000	793,481
Masco Corporation, Senior Note
5.875%	07/15/2012	250,000	246,012
			1,514,688
Oil & Gas—1.3%
Alberta Energy Ltd., Note
7.375%	11/01/2031	400,000	438,681
Amerada Hess Corp., Note
7.300%	08/15/2031	250,000	265,710
Amerada Hess Corporation
6.650%	08/15/2011	150,000	154,331
Apache Finance Canada Corporation, Note (Canada)
7.750%	12/15/2029	150,000	176,552
Burlington Resources Finance Company, Guaranteed Note (Canada)
7.200%	08/15/2031	150,000	168,439
Canadian Natural Resources Ltd., Note (Canada)
5.450%	10/01/2012	250,000	242,985
Canadian Natural Resources, Ltd., Note (Canada)
5.850%	02/01/2035	500,000	454,773
CenterPoint Energy Resources Corp., Series B, Senior Note
7.875%	04/01/2013	850,000	925,165
Conoco, Inc., Note
6.950%	04/15/2029	750,000	818,528
Consolidated Natural Gas Company, Senior Note
5.000%	03/01/2014	250,000	231,716
Devon Financing Corporation ULC, Note
7.875%	09/30/2031	500,000	572,662
Devon Financing Corporation ULC, Note
6.875%	09/30/2011	750,000	780,629
Enbridge Energy Partners, LP, Note
4.000%	01/15/2009	50,000	47,739
Enterprise Products Operating, LP, Note
4.950%	06/01/2010	150,000	143,896
Enterprise Products Operating, LP, Series B, Senior Note
5.600%	10/15/2014	150,000	142,228
Enterprise Products Partners, LP, Senior Note
6.875%	03/01/2033	150,000	147,110
Kinder Morgan Energy Partners, LP, Note
6.750%	03/15/2011	500,000	511,293
Kinder Morgan Energy Partners, LP, Note
5.350%	08/15/2007	350,000	345,701
Kinder Morgan, Inc., Note
7.250%	03/01/2028	150,000	136,013
Kinder Morgan, Inc., Senior Note
6.500%	09/01/2012	750,000	713,529
Lasmo USA, Inc., Senior Note (United Kingdom)
6.750%	12/15/2007	100,000	101,625
Marathon Oil Corporation, Note
6.125%	03/15/2012	350,000	353,591
Nexen, Inc., Note (Canada)
5.050%	11/20/2013	250,000	234,327
Norsk Hydro AS, Note (Norway)
6.360%	01/15/2009	450,000	457,665
Occidental Petroleum Corporation, Note
7.200%	04/01/2028	250,000	278,472
Pemex Project Funding Master Trust, Guaranteed Note
9.375%	12/02/2008	350,000	376,250
Pemex Project Funding Master Trust, Note
9.125%	10/13/2010	350,000	384,125
Pemex Project Funding Master Trust, Note
8.625%	02/01/2022	250,000	280,125
Pemex Project Funding Master Trust, Note
7.375%	12/15/2014	350,000	362,075
Petro-Canada, Senior Note (Canada)
5.950%	05/15/2035	250,000	229,314
Phillips 66 Capital Trust II, Note
8.000%	01/15/2037	750,000	785,973
Southern California Gas Company, Note
4.800%	10/01/2012	100,000	95,001
Suncor Energy, Inc., Note
7.150%	02/01/2032	500,000	557,456
Texaco Capital, Inc., Note
5.500%	01/15/2009	350,000	350,872
TransCanada Pipelines Ltd., Note (Canada)
4.000%	06/15/2013	250,000	224,523
Transocean, Inc., Note (Cayman Islands)
7.375%	04/15/2018	100,000	109,539
Union Pacific Resources Group, Inc., Note
7.150%	05/15/2028	350,000	361,165
Valero Energy Corporation, Note
4.750%	06/15/2013	500,000	459,834
XTO Energy, Inc., Senior Note
4.900%	02/01/2014	750,000	689,772
			14,109,384

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Pharmaceuticals—0.6%
Abbott Laboratories, Note
3.500%	02/17/2009	$250,000	$237,760
American Home Products Corporation, Senior Note
6.950%	03/15/2011	250,000	261,060
Bristol-Myers Squibb Company, Note
5.750%	10/01/2011	850,000	848,682
Eli Lilly & Company, Note
6.770%	01/01/2036	250,000	270,973
Eli Lilly & Company, Note
2.900%	03/15/2008	150,000	143,615
Genentech, Inc., Senior Note
5.250%	07/15/2035	600,000	519,718
Genentech, Inc., Senior Note
4.750%	07/15/2015	200,000	183,488
Genentech, Inc., Senior Note
4.400%	07/15/2010	100,000	95,606
GlaxoSmithKline Capital, Inc., Guaranteed Note
4.375%	04/15/2014	500,000	457,907
Johnson & Johnson, Note
4.950%	05/15/2033	200,000	177,110
Merck & Company, Inc., Note
4.750%	03/01/2015	250,000	229,310
Merck & Company, Inc., Senior Note
4.375%	02/15/2013	200,000	183,587
Pharmacia Corporation, Note
6.500%	12/01/2018	350,000	370,318
Schering-Plough Corp., Senior Note
5.550%	12/01/2013	1,000,000	970,799
Schering-Plough Corporation, Senior Note
6.750%	12/01/2033	250,000	257,148
Wyeth, Note
5.500%	03/15/2013	100,000	97,487
Wyeth, Senior Note
6.500%	02/01/2034	250,000	251,104
Wyeth, Senior Note
5.500%	02/01/2014	1,250,000	1,209,644
			6,765,316
Real Estate—0.2%
Archstone Smith Trust REIT, Senior Note
5.000%	08/15/2007	100,000	98,811
Boston Properties, Inc. REIT
6.250%	01/15/2013	750,000	757,656
Camden Property Trust REIT, Note
5.000%	06/15/2015	200,000	184,180
ERP Operating, LP, Senior Note
5.375%	08/01/2016	500,000	470,156
Simon Property Group, LP REIT, Note
6.350%	08/28/2012	250,000	253,977
			1,764,780
Restaurants—0.1%
McDonald’s Corporation, Note, (MTN), (FRN)
3.875%	08/15/2007	250,000	244,555
Yum! Brands, Inc., Senior Note
7.700%	07/01/2012	250,000	269,223
			513,778
Retailers—0.5%
CVS Corporation, Note
4.875%	09/15/2014	530,000	485,216
Federated Department Stores, Inc., Senior Note
6.900%	04/01/2029	500,000	501,927
Federated Department Stores, Inc., Senior Note
6.300%	04/01/2009	253,000	256,006
Fred Meyer, Inc., Note
7.450%	03/01/2008	750,000	768,703
Limited Brands, Note
5.250%	11/01/2014	250,000	228,707
May Department Stores Company (The), Note
7.900%	10/15/2007	250,000	255,201
May Department Stores Company (The), Note
5.750%	07/15/2014	250,000	243,196
Target Corporation, Note
7.000%	07/15/2031	350,000	386,506
Wal-Mart Stores, Inc., Note
7.550%	02/15/2030	750,000	872,888
Wal-Mart Stores, Inc., Note
6.875%	08/10/2009	750,000	777,206
Wal-Mart Stores, Inc., Note
4.550%	05/01/2013	500,000	467,800
Wal-Mart Stores, Inc., Note
4.125%	02/15/2011	250,000	235,139
			5,478,495
Telecommunications—0.1%
Verizon Global Funding Corporation
7.375%	09/01/2012	1,000,000	1,064,271
Telephone Systems—1.6%
Alltel Corporation, Senior Note
7.000%	07/01/2012	250,000	264,161
America Movil SA de CV, Guaranteed Senior Note (Mexico)
5.500%	03/01/2014	100,000	92,645
AT&T Wireless Services, Inc., Senior Note
8.750%	03/01/2031	250,000	307,375
AT&T Wireless Services, Inc., Senior Note
7.875%	03/01/2011	750,000	808,630
Bellsouth Capital Funding Corporation, Note
7.875%	02/15/2030	900,000	987,567
BellSouth Corporation, Note
6.875%	10/15/2031	350,000	346,269
BellSouth Corporation, Note
6.000%	10/15/2011	250,000	250,029
British Telecommunications PLC, Note (United Kingdom)
8.875%	12/15/2030	150,000	184,868
British Telecommunications PLC, Note (United Kingdom)
8.375%	12/15/2010	2,000,000	2,197,786
Deutsche Telekom International Finance BV, Guaranteed Note (Netherlands)
8.250%	06/15/2030	750,000	868,352
Deutsche Telekom International Finance BV, Note (Netherlands)
8.000%	06/15/2010	700,000	752,134
Embarq Corp., Note
7.082%	06/01/2016	500,000	498,128
France Telecom SA, Global Step Note (France)
8.500%	03/01/2031	500,000	603,357
France Telecom SA, Global Step Note (France)
7.750%	03/01/2011	100,000	107,526
GTE Corporation, Note
7.510%	04/01/2009	200,000	207,969
Royal KPN NV, Note (Netherlands)
8.000%	10/01/2010	350,000	371,569
SBC Communications, Inc., Global Note
6.150%	09/15/2034	500,000	460,336

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
SBC Communications, Inc., Global Note
5.100%	09/15/2014		$500,000	$464,615
Sprint Capital Corporation, Guaranteed Note
6.375%	05/01/2009		750,000	762,236
Sprint Capital Corporation, Note
8.375%	03/15/2012		850,000	940,235
Sprint Capital Corporation, Note
6.875%	11/15/2028		500,000	505,140
Sprint Capital Corporation, Note
6.125%	11/15/2008		1,000,000	1,008,380
Telecom Italia Capital SA, Guaranteed Senior Note (Luxembourg)
6.000%	09/30/2034		250,000	216,529
Telecom Italia Capital SA, Guaranteed Senior Note (Luxembourg)
4.950%	09/30/2014		1,500,000	1,345,088
Telecom Italia Capital SA, Series B, Senior Note (Luxembourg)
5.250%	11/15/2013		350,000	324,045
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	396,413
Verizon Global Funding Corporation, Note
7.750%	12/01/2030		750,000	811,213
Verizon Pennsylvania, Inc., Note, Class A
5.650%	11/15/2011		350,000	339,989
Verizon Virginia, Inc., Note
4.625%	03/15/2013		250,000	224,942
Vodafone Group PLC, Note (United Kingdom)
7.875%	02/15/2030		250,000	276,178
Vodafone Group PLC, Note (United Kingdom)
7.750%	02/15/2010		550,000	581,765
				17,505,469
Transportation—0.4%
Burlington Northern Santa Fe Corporation, Note
7.125%	12/15/2010		750,000	790,333
Canadian National Railway Company, Note (Canada)
4.400%	03/15/2013		585,000	541,475
CSX Corporation, Note
6.750%	03/15/2011		300,000	311,589
Norfolk Southern Corp., Note
5.257%	09/17/2014		500,000	481,405
Norfolk Southern Corporation, Note
7.700%	05/15/2017		350,000	396,525
Norfolk Southern Corporation., Note
7.050%	05/01/2037		500,000	548,186
Union Pacific Corporation, Note
6.625%	02/01/2029		250,000	258,379
Union Pacific Corporation, Note, (MTN), (FRN)
6.790%	11/09/2007		750,000	759,932
				4,087,824
TOTAL CORPORATE OBLIGATIONS
(Cost $229,868,582)				221,680,218

U.S. GOVERNMENT AGENCY OBLIGATIONS—45.3%
U.S. Government Agencies—10.4%
Federal Home Loan Bank
6.750%	08/15/2007		700,000	709,314
5.945%	07/28/2008		2,000,000	2,015,524
5.750%	05/15/2012		1,375,000	1,395,804
5.250%	06/18/2014		2,500,000	2,463,982
4.900%	07/24/2008		350,000	346,247
4.375%	03/17/2010		825,000	796,716
4.125%	10/26/2007		260,000	255,582
4.100%	06/13/2008		750,000	731,567
4.000%	03/10/2008		500,000	488,334
3.000%	04/15/2009	†	8,000,000	7,525,448
2.750%	03/14/2008		1,750,000	1,673,961
Federal Home Loan Mortgage Corporation
7.000%	03/15/2010		2,630,000	2,764,877
6.750%	09/15/2029		660,000	754,940
6.250%	07/15/2032		500,000	544,605
6.000%	06/15/2011		3,900,000	3,987,668
5.750%	04/15/2008- 01/15/2012		3,150,000	3,167,498
5.625%	11/23/2035		130,000	118,836
5.400%	02/28/2011- 03/09/2011		900,000	890,357
5.375%	05/22/2008		2,700,000	2,690,685
5.200%	03/05/2019		200,000	188,044
5.125%	07/15/2012		2,000,000	1,964,314
5.000%	02/08/2008- 01/30/2014		1,100,000	1,074,854
4.900%	11/03/2008		400,000	393,966
4.750%	12/08/2010		500,000	485,423
4.625%	02/21/2008		1,500,000	1,480,443
4.500%	08/04/2008- 01/15/2015	†	4,600,000	4,359,278
4.375%	11/16/2007- 07/17/2015		7,780,000	7,428,644
4.250%	06/23/2008		1,000,000	977,902
4.125%	09/01/2009- 02/24/2011		5,150,000	4,922,757
4.000%	09/22/2009		560,000	536,750
3.625%	09/15/2008		2,260,000	2,176,238
3.500%	09/15/2007		7,100,000	6,942,273
3.300%	09/14/2007		300,000	292,462
3.250%	11/02/2007		500,000	485,825
Federal National Mortgage Association
7.250%	01/15/2010		2,800,000	2,961,227
6.625%	09/15/2009- 11/15/2030		5,450,000	5,724,287
6.375%	06/15/2009		394,000	404,063
6.250%	05/15/2029		2,240,000	2,430,077
6.000%	05/15/2011		1,500,000	1,533,934
5.500%	03/15/2011		1,400,000	1,402,219
5.250%	04/04/2008		900,000	895,433
5.100%	02/22/2008		500,000	496,714
5.000%	01/23/2009		750,000	741,766
4.875%	01/11/2008		500,000	495,602
4.750%	02/21/2013		600,000	575,828
4.625%	06/01/2010- 10/15/2013		7,000,000	6,664,360
4.500%	08/04/2008- 10/15/2008		6,250,000	6,132,370
4.375%	09/07/2007- 07/17/2013		800,000	756,847
4.250%	09/15/2007		2,830,000	2,789,506
3.650%	11/30/2007		1,000,000	975,482
3.250%	01/15/2008- 02/15/2009		6,450,000	6,186,892
0.000%	06/01/2017		1,000,000	549,084
Financing Corporation, Note
9.650%	11/02/2018		500,000	678,423
8.600%	09/26/2019		500,000	637,999
Tennessee Valley Authority
6.250%	12/15/2017		1,200,000	1,269,979
				111,333,210

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS— (Continued)

U.S. Government Agencies—Mortgage Backed—34.9%
Federal Home Loan Mortgage Corporation
7.500%	06/01/2027- 10/01/2029		$803,050	$833,595
7.000%	02/01/2016- 11/01/2033		1,754,795	1,800,204
6.500%	05/01/2008- 03/01/2036		11,803,105	11,928,791
6.000%	11/01/2016- 02/01/2036		14,110,665	13,977,776
5.500%	02/01/2018- 05/01/2036		44,472,715	42,967,425
5.000%	05/01/2018- 04/01/2036		49,328,008	46,596,173
4.500%	07/01/2011- 01/01/2036		19,812,373	18,659,227
4.000%	04/01/2009- 12/01/2020		4,490,882	4,156,024
3.500%	05/01/2011		72,876	67,709
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		85,925	89,088
7.000%	03/01/2030- 02/01/2036		3,886,639	3,980,074
6.500%	02/01/2017- 11/01/2033		6,986,223	7,052,112
6.000%	04/01/2014- 06/01/2036		32,153,515	31,742,194
5.500%	01/01/2018- 03/01/2036		66,138,343	63,848,971
5.000%	03/01/2018- 10/01/2035		63,235,665	59,775,863
4.500%	08/01/2011- 07/01/2035		19,017,325	17,756,771
4.000%	07/01/2011- 12/01/2018		6,097,075	5,654,801
Federal National Mortgage Association TBA
6.500%	07/01/2036		1,500,000	1,507,968
6.000%	07/01/2036		2,000,000	1,968,750
5.500%	07/01/2018		1,000,000	981,562
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		1,149,337	1,201,832
7.000%	09/15/2031		853,416	880,964
6.500%	03/15/2026- 06/15/2036		4,300,684	4,358,734
6.000%	02/15/2033- 11/15/2034		6,986,494	6,941,450
5.500%	03/15/2033- 06/15/2036		15,338,219	14,884,379
5.000%	05/15/2033- 12/15/2035		8,512,855	8,064,436
				371,676,873
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $501,904,999)				483,010,083

U.S. TREASURY OBLIGATIONS—24.8%
U.S. Treasury Bonds—7.2%
U.S. Treasury Bond
13.250%	05/15/2014		850,000	1,032,551
11.750%	11/15/2014		500,000	601,309
11.250%	02/15/2015		500,000	710,273
10.375%	11/15/2012		300,000	320,274
9.875%	11/15/2015		1,550,000	2,086,627
9.125%	05/15/2018		1,000,000	1,339,454
8.750%	05/15/2017- 05/15/2020	†	6,690,000	8,792,990
8.125%	08/15/2019	†	5,720,000	7,243,402
8.000%	11/15/2021	†	6,380,000	8,161,417
7.875%	02/15/2021	†	3,500,000	4,405,079
7.625%	02/15/2025		600,000	762,188
7.500%	11/15/2024		1,350,000	1,692,564
7.250%	05/15/2016- 08/15/2022		5,580,000	6,608,557
7.125%	02/15/2023		2,425,000	2,902,044
6.500%	11/15/2026		1,150,000	1,319,626
6.250%	05/15/2030	†	1,660,000	1,880,729
6.125%	11/15/2027	†	4,100,000	4,531,463
6.000%	02/15/2026	†	2,750,000	2,979,669
5.750%	08/15/2010		2,360,000	2,418,724
5.375%	02/15/2031	†	4,241,000	4,315,553
5.250%	02/15/2029		3,130,000	3,117,286
5.000%	08/15/2011	†	10,050,000	10,022,915
				77,244,694
U.S. Treasury Notes—17.6%
U.S. Treasury Note
6.125%	08/15/2007		6,230,000	6,288,163
6.000%	08/15/2009		4,470,000	4,582,975
5.625%	05/15/2008		1,620,000	1,633,290
5.500%	02/15/2008- 05/15/2009		5,000,000	5,042,384
5.125%	05/15/2016	†	2,750,000	2,747,638
5.000%	02/15/2011	†	5,240,000	5,228,744
4.875%	05/31/2011- 02/15/2012	†	6,595,000	6,528,449
4.750%	11/15/2008		9,100,000	9,021,449
4.625%	02/29/2008		990,000	981,299
4.500%	02/28/2011- 02/15/2036		8,535,000	7,976,074
4.375%	01/31/2008	†	10,770,000	10,639,166
4.250%	10/31/2007- 11/15/2014	†	17,750,000	17,010,713
4.125%	08/15/2008- 05/15/2015	†	8,630,000	8,119,881
4.000%	08/31/2007- 02/15/2015	†	42,560,000	40,632,200
3.875%	02/15/2013	†	4,400,000	4,097,157
3.750%	05/15/2008		5,650,000	5,508,976
3.625%	07/15/2009- 05/15/2013		1,410,000	1,333,721
3.500%	12/15/2009		5,770,000	5,480,375
3.375%	12/15/2008- 10/15/2009		5,630,000	5,383,712
3.250%	01/15/2009		7,630,000	7,293,212
3.125%	04/15/2009		1,570,000	1,489,662
3.000%	11/15/2007- 02/15/2008	†	19,420,000	18,832,327
2.750%	08/15/2007	†	7,700,000	7,493,671
2.625%	05/15/2008	†	4,100,000	3,916,304
				187,261,542
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $273,074,845)				264,506,236

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
MUNICIPAL OBLIGATIONS—0.2%
Financial Services—0.2%
Illinois State (Illinois)
5.100%	06/01/2033		$1,100,000	$983,059
New Jersey Economic Development Authority (New Jersey)
7.425%	02/15/2029		500,000	589,390
New Jersey State Turnpike Authority (New Jersey)
4.252%	01/01/2016		25,000	22,466
New Jersey State Turnpike Authority (New Jersey)
4.252%	01/01/2016		525,000	477,965
Oregon State (Oregon)
5.762%	06/01/2023		200,000	196,382
TOTAL MUNICIPAL OBLIGATIONS
(Cost $2,332,360)				2,269,262

SOVEREIGN DEBT OBLIGATIONS—1.8%
Government Issued—1.8%
British Columbia (Province of) (Canada)
6.500%	01/15/2026		150,000	164,509
Canadian Government (Canada)
5.250%	11/05/2008		250,000	250,388
Hydro Quebec (Canada)
6.300%	05/11/2011		350,000	360,468
Hydro-Quebec (Canada)
8.050%	07/07/2024		500,000	622,472
Italian Republic (Italy)
6.875%	09/27/2023		750,000	830,567
Italian Republic (Italy)
6.000%	02/22/2011		1,550,000	1,585,546
Italian Republic (Italy)
5.375%	06/15/2033		500,000	467,071
Italian Republic (Italy)
4.375%	06/15/2013		1,000,000	936,655
Italian Republic (Italy)
3.750%	12/14/2007		500,000	487,998
Italian Republic (Italy)
3.250%	05/15/2009	†	500,000	471,400
Malaysia Government (Malaysia)
8.750%	06/01/2009		500,000	537,972
Malaysia Government (Malaysia)
7.500%	07/15/2011		250,000	266,725
New Brunswick Province (Canada)
3.500%	10/23/2007		150,000	146,239
Nova Scotia Province (Canada)
5.750%	02/27/2012		350,000	353,087
Ontario Province (Canada)
5.500%	10/01/2008		550,000	550,212
Ontario Province (Canada)
5.450%	04/27/2016		1,000,000	992,128
Ontario Province (Canada)
4.500%	02/03/2015		400,000	372,565
Ontario Province (Canada)
3.625%	10/21/2009		250,000	236,096
Ontario Province (Canada)
3.282%	03/28/2008		250,000	240,528
People’s Republic of China (China)
4.750%	10/29/2013		250,000	236,523
Quebec Province (Canada)
7.500%	09/15/2029		600,000	726,113
Quebec Province (Canada)
6.125%	01/22/2011		850,000	868,171
Quebec Province (Canada)
5.750%	02/15/2009		850,000	855,349
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	99,723
Republic of Chile (Chile)
5.500%	01/15/2013		150,000	147,000
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	171,492
Republic of Korea (South Korea)
8.875%	04/15/2008		250,000	264,469
Republic of Poland (Poland)
5.250%	01/15/2014		200,000	193,811
Republic of Poland (Poland)
5.000%	10/19/2015		300,000	282,604
Republic of South Africa (South Africa)
7.375%	04/25/2012		250,000	260,625
Saskatchewan Province (Canada)
7.375%	07/15/2013		230,000	255,353
State of Israel (Israel)
5.125%	03/01/2014		250,000	237,271
United Mexican States (Mexico)
8.375%	01/14/2011		500,000	546,250
United Mexican States (Mexico)
8.300%	08/15/2031		500,000	578,750
United Mexican States (Mexico)
8.125%	12/30/2019		750,000	849,375
United Mexican States (Mexico)
7.500%	04/08/2033		400,000	426,000
United Mexican States (Mexico)
6.625%	03/03/2015		185,000	187,775
United Mexican States (Mexico)
6.375%	01/16/2013		679,000	682,395
United Mexican States (Mexico)
5.875%	01/15/2014		1,000,000	972,500
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $19,226,259)				18,714,175

ASSET BACKED SECURITIES—1.2%
Automotive—0.5%
AmeriCredit Automobile Receivables Trust, Series 2003-D-M, Class A-4
2.840%	08/06/2010		821,088	806,244
Honda Auto Receivables Owner Trust, Series 2004-1, Class A4
3.060%	10/21/2009		1,000,000	975,912
Household Auto Receivables Trust, Series 2002-3, Class A4A
3.440%	05/18/2009		1,098,403	1,083,578
WFS Financial Owner Trust, Series 2004-4, Class A4
3.440%	05/17/2012		2,750,000	2,643,460
				5,509,194
Credit Cards—0.4%
Bank One Issuance Trust, Series 2003-A7, Class A7
3.350%	03/15/2011		1,500,000	1,434,082
Capital One Master Trust, Series 2001-8, Class A
4.600%	08/17/2009		400,000	399,302
Citibank Credit Card Master Trust I, Series 1999-2, Class A
5.875%	03/10/2011		1,500,000	1,512,630
MBNA Master Credit Card Trust, Series 1999-B, Class A
5.900%	08/15/2011		825,000	833,959
				4,179,973

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
ASSET BACKED SECURITIES—(Continued)
Electric Utilities—0.3%
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6
6.620%	03/01/2016	$2,700,000	$2,852,978
TOTAL ASSET BACKED SECURITIES
(Cost $13,149,247)			12,542,145

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—4.8%
Mortgage Backed—4.8%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3
5.118%	07/11/2043	500,000	484,918
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3
4.050%	11/10/2038	3,000,000	2,804,406
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A5
4.811%	12/10/2042	500,000	465,456
Banc of America Commercial Mortgage, Inc., Series 2005-4, Class A2
4.764%	07/10/2045	1,750,000	1,688,443
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A3
5.251%	04/15/2040	750,000	733,027
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A4
5.226%	07/15/2044	900,000	863,348
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class A2
5.416%	05/15/2036	2,000,000	1,940,041
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A4
4.832%	04/15/2037	750,000	696,973
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A3
5.100%	08/15/2038	2,650,000	2,536,829
CS First Boston Mortgage Securities Corporation, Series 1998-C2, Class A2
6.300%	11/11/2030	398,121	403,053
CS First Boston Mortgage Securities Corporation, Series 2003-C5, Class A2
3.808%	12/15/2036	1,000,000	963,794
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A2
6.180%	08/15/2033	216,818	217,737
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class A4
4.978%	05/10/2043	1,000,000	939,098
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class AM
5.331%	11/10/2045	2,000,000	1,916,673
GE Capital Commercial Mortgage Corporation, Series 2001-A, Class A2
6.531%	05/15/2033	3,500,000	3,600,882
GE Capital Commercial Mortgage Corporation, Series 2004-C1, Class A2
3.915%	11/10/2038	1,000,000	946,403
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2
7.724%	03/15/2033	1,707,000	1,804,191
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A3
4.776%	03/10/2038	1,000,000	943,132
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class D
5.044%	12/10/2041	250,000	233,535
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A2
4.767%	03/12/2039	1,000,000	944,131
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042	435,000	400,416
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class E
4.981%	07/15/2042	750,000	692,744
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4
4.918%	10/15/2042	1,565,000	1,458,741
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-CIBC7, Class A3
4.449%	01/12/2038	2,000,000	1,898,487
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB9, Class A4
5.380%	06/12/2041	750,000	732,945
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CIBC10, Class AJ
4.951%	01/12/2037	1,750,000	1,635,343
LB Commercial Mortgage Trust, Series 1991-C1, Class A2
6.780%	06/15/2031	6,000,000	6,149,603
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5
4.853%	09/15/2031	1,500,000	1,430,414
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A2
4.207%	11/15/2027	1,000,000	965,683
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6
4.786%	10/15/2029	1,000,000	929,219
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A3
5.403%	07/12/2034	500,000	494,867
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A3
5.492%	02/12/2039	750,000	737,692
Morgan Stanley Capital I, Series 2004-HQ3, Class A4
4.800%	01/13/2041	750,000	701,255
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.940%	09/13/2045	1,000,000	943,954
Morgan Stanley Capital I, Series 2004-T15, Class A2
4.690%	06/13/2041	500,000	483,226
Mortgage Capital Funding, Inc., Series 1998-MC2, Class A2
6.423%	06/18/2030	508,387	513,525
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A3
4.440%	11/15/2034	3,000,000	2,903,073
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2
3.989%	06/15/2035	750,000	674,029

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)

Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4
5.012%	12/15/2035		$750,000	$712,117
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041		500,000	478,891
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4
5.234%	08/15/2041		750,000	726,354
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	930,145
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $53,811,713)				51,718,793

CASH EQUIVALENTS—13.8%
Institutional Money Market Funds—0.1%
BGI Institutional Fund		††	1,211,071	1,211,071
Bank & Certificate Deposits/ Offshore Time Deposits—13.2%
Abbey National PLC
5.100%	07/10/2006	††	4,844,283	4,844,283
Bank Of Montreal
5.290%	08/03/2006	††	1,816,607	1,816,607
Bank Of Nova Scotia
5.290%	08/08/2006	††	3,027,677	3,027,677
Barclays
5.150%	08/01/2006	††	3,027,677	3,027,677
Barton Capital LLC
5.258%	07/07/2006	††	2,422,142	2,422,142
Barton Capital LLC
5.120%	07/05/2006	††	2,398,979	2,398,979
Calyon
5.300%	08/08/2006	††	3,027,676	3,027,676
Canadian Imperial Bank of Commerce
5.310%	07/31/2006	††	1,816,606	1,816,606
Clipper Receivables Corp
5.119%	07/05/2006	††	2,422,141	2,422,141
Compass Securitization
5.222%	07/14/2006	††	3,027,676	3,027,676
CRC Funding LLC
5.282%	07/21/2006	††	1,185,413	1,185,413
Credit Suisse First Boston Corporation
5.275%	07/24/2006	††	3,027,676	3,027,676
Deutsche Bank
5.250%	07/05/2006	††	2,422,141	2,422,141
Dexia Group
5.300%	08/09/2006	††	3,027,676	3,027,676
Fairway Finance
5.264%	07/11/2006	††	2,422,141	2,422,141
Falcon Asset Securitization Corporation
5.290%	07/24/2006	††	1,211,071	1,211,071
Grampian Funding LLC
5.319%	07/21/2006	††	2,422,141	2,422,141
Harris NA
5.080%	07/05/2006	††	2,422,141	2,422,141
Jupiter Securitization Corporation
5.252%	07/18/2006	††	3,027,676	3,027,676
Lexington Parker Cap Comp
5.202%	07/13/2006	††	3,027,676	3,027,676
Lexington Parker Cap Comp
5.192%	07/13/2006	††	1,184,982	1,184,982
Merrill Lynch & Co
5.303%	07/03/2006	††	19,982,664	19,982,664
Morgan Stanley & Co
5.303%	07/03/2006	††	19,599,415	19,599,415
National Australia Bank
5.290%	07/03/2006	††	8,237,637	8,237,637
Old Line Funding LLC
5.271%	07/12/2006	††	2,422,141	2,422,141
Old Line Funding LLC
5.221%	07/05/2006	††	1,816,606	1,816,606
Prefco
5.269%	07/18/2006	††	605,535	605,535
Ranger Funding
5.252%	07/27/2006	††	3,027,676	3,027,676
Skandinaviska Enskilda Banken AB
5.130%	07/12/2006	††	6,055,353	6,055,353
Svenska Handlesbanken
5.290%	07/03/2006	††	4,253,079	4,253,079
The Bank of the West
5.250%	08/07/2006	††	3,027,676	3,027,676
Three Pillars Funding LLC
5.245%	07/19/2006	††	3,027,676	3,027,676
Toronto Dominion Bank
5.300%	07/26/2006	††	2,422,141	2,422,141
Toronto Dominion Bank
5.300%	07/31/2006	††	1,211,071	1,211,071
UBS AG
5.250%	07/21/2006	††	1,211,071	1,211,071
UBS AG
5.250%	08/04/2006	††	2,422,141	2,422,141
Wells Fargo
5.210%	07/06/2006	††	3,633,212	3,633,212
Wells Fargo
5.170%	07/03/2006	††	4,238,747	4,238,747
				140,406,039
Floating Rate Instruments/Master Notes—0.5%
Bank of America
5.270%	07/14/2006	††	2,422,142	2,422,141
HBOS Halifax Bank of Scotland
5.110%	07/10/2006	††	3,027,676	3,027,676
				5,449,817
TOTAL CASH EQUIVALENTS
(Cost $147,066,927)				147,066,927

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Core Bond
Index Fund

	Face	Value

REPURCHASE AGREEMENTS—1.1%
IBT Repurchase Agreement dated 6/30/2006 due 7/03/2006, with a maturity value of $11,581,236 and an effective yield of 4.65% collateralized by U.S. Government Obligations with rates ranging from 5.823% to 7.86%, maturity dates ranging from 09/25/2029 to 12/25/2033 and an aggregate market value of $12,155,588.	$11,576,751	$11,576,751
TOTAL INVESTMENTS—113.8%
(Cost $1,252,011,682)		1,213,084,590
Other assets less liabilities—(13.8%)		(147,188,138)
NET ASSETS—100.0%		$1,065,896,452

Notes to the Schedule of Investments:

FRN	Floating Rate Note

MTN	Medium Term Note

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent less than 0.005% of Total Investments.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—98.4%
Advertising—0.2%
Interpublic Group, Inc. *†	13,428	$112,124
Monster Worldwide, Inc. *	3,572	152,382
Omnicom Group	5,537	493,291
		757,797
Aerospace & Defense—1.6%
Goodrich Corporation	3,725	150,080
Boeing Company (The)	24,149	1,978,045
General Dynamics Corporation	12,122	793,506
Honeywell International, Inc.	25,109	1,011,893
Lockheed Martin Corporation	10,668	765,322
Northrop Grumman Corporation	10,578	677,627
Textron, Inc.	4,027	371,209
		5,747,682
Airlines—0.1%
Southwest Airlines Company	21,649	354,394
Apparel Retailers—0.4%
Gap, Inc. (The)	16,874	293,608
Kohl’s Corporation *	10,470	618,986
Ltd. Brands	10,263	262,630
Nordstrom, Inc.	6,656	242,944
		1,418,168
Automotive—0.7%
Autonation, Inc. *	5,626	120,621
Ford Motor Company	55,078	381,691
General Motors Corporation †	16,757	499,191
Genuine Parts Company	5,410	225,381
Goodyear Tire & Rubber Company (The) *†	5,556	61,672
Harley-Davidson, Inc.	8,404	461,296
ITT Industries, Inc.	5,442	269,379
Navistar International Corporation *	2,176	53,551
Paccar, Inc. †	4,972	409,593
		2,482,375
Banking—11.6%
American Express Company	37,136	1,976,378
AmSouth Bancorp	10,218	270,266
BB&T Corporation	16,108	669,932
Bank of America Corporation	138,117	6,643,428
Bank of New York Company, Inc. (The)	22,867	736,317
Capital One Financial Corporation	9,101	777,680
CIT Group, Inc.	6,087	318,289
Citigroup, Inc.	149,896	7,230,983
Comerica, Inc.	4,863	252,827
Commerce Bancorp, Inc. †	4,659	166,187
Compass Bancshares, Inc.	3,600	200,160
Fifth Third Bancorp †	16,462	608,271
First Horizon National Corporation †	3,674	147,695
Golden West Financial Corporation	7,771	576,608
Huntington Bancshares, Inc.	7,147	168,526
JP Morgan Chase & Company	104,731	4,398,702
KeyCorp	12,073	430,765
M&T Bank Corporation	2,431	286,664
Marshall & IIsley Corporation	6,657	304,491
Mellon Financial Corporation	12,412	427,345
National City Corporation	16,691	604,047
North Fork Bancorp, Inc.	14,553	439,064
Northern Trust Corporation	5,418	299,615
PNC Financial Services Group, Inc.	8,880	623,110
Regions Financial Corporation †	14,002	463,746
SLM Corporation	12,376	654,938
Sovereign Bancorp, Inc.	11,004	223,491
State Street Corporation	9,782	568,236
Suntrust Banks, Inc.	11,177	852,358
Synovus Financial Corporation	9,554	255,856
U.S. Bancorp	54,205	1,673,850
Wachovia Corporation	48,783	2,638,185
Washington Mutual, Inc.	29,515	1,345,294
Wells Fargo & Company	50,097	3,360,507
Zions Bancorp	3,246	252,993
		40,846,804
Beverages, Food & Tobacco—4.9%
Altria Group, Inc.	62,720	4,605,530
Anheuser-Busch Companies, Inc.	23,142	1,055,044
Archer-Daniels-Midland Company	19,681	812,432
Brown-Forman Corporation Class B	2,464	176,644
Campbell Soup Company	5,775	214,310
Coca-Cola Company (The)	61,905	2,663,153
Coca-Cola Enterprises, Inc.	9,430	192,089
ConAgra Foods, Inc.	15,594	344,783
Constellation Brands, Inc. Class A *†	5,780	144,500
Dean Foods Company *	3,100	115,289
General Mills, Inc.	10,752	555,448
H.J. Heinz Company	10,333	425,926
Hershey Foods Corporation †	5,550	305,639
Kellogg Company	7,575	366,857
McCormick & Company, Inc.	3,895	130,677
Molson Coors Brewing Company— Class B	1,673	113,563
Pepsi Bottling Group, Inc.	4,086	131,365
Pepsico, Inc.	49,632	2,979,905
Reynolds American, Inc. †	2,475	285,368
Sara Lee Corporation	23,124	370,446
Supervalu, Inc.	6,343	194,730
Sysco Corporation	18,436	563,404
Tyson Foods, Inc. Class A †	7,900	117,394
UST, Inc. †	5,151	232,774
WM Wrigley Jr. Company	6,663	302,234
		17,399,504
Building Materials—1.2%
Home Depot, Inc.	63,564	2,274,956
Louisiana-Pacific Corporation	3,355	73,475
Lowe’s Companies, Inc. †	23,382	1,418,586
Patterson Companies, Inc. *†	3,500	122,255
Vulcan Materials Company	3,021	235,638
		4,124,910
Chemicals—1.4%
Air Products & Chemicals, Inc.	6,726	429,926
Avery Dennison Corporation	3,207	186,198
Cooper Tire & Rubber Company †	2,340	26,068
Dow Chemical Company (The)	28,836	1,125,469
Eastman Chemical Company	2,451	132,354
Ecolab, Inc. †	5,738	232,848
EI Du Pont de Nemours & Company	27,450	1,141,920
Hercules, Inc. *	3,515	53,639

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
International Flavors & Fragrances, Inc.	2,365	$83,343
Monsanto Company	7,997	673,267
PPG Industries, Inc.	5,081	335,346
Praxair, Inc.	9,796	528,984
		4,949,362
Coal—0.1%
Consol Energy, Inc.	3,921	183,189
Commercial Services—1.0%
Allied Waste Industries, Inc. *†	6,039	68,603
Apollo Group, Inc. Class A *	4,409	227,813
Cendant Corporation	30,380	494,890
Cintas Corporation	4,114	163,573
Convergys Corporation *	4,528	88,296
Equifax, Inc.	3,865	132,724
Fluor Corporation	2,599	241,525
H&R Block, Inc.	10,232	244,136
Moody’s Corporation	7,378	401,806
Paychex, Inc.	9,822	382,862
Robert Half International, Inc. †	5,293	222,306
RR Donnelley & Sons Company	6,781	216,653
Ryder System, Inc. †	2,030	118,613
Waste Management, Inc.	16,395	588,253
		3,592,053
Communications—1.6%
ADC Telecommunications, Inc. *	3,642	61,404
Andrew Corporation *	4,865	43,104
Avaya, Inc. *	13,317	152,080
Ciena Corporation *†	15,008	72,188
Comverse Technology, Inc. *†	6,104	120,676
Corning, Inc. *	46,470	1,124,109
L-3 Communications Holdings, Inc.	3,523	265,705
Motorola, Inc.	74,354	1,498,233
Network Appliance, Inc. *†	11,224	396,207
Qualcomm, Inc.	50,499	2,023,495
		5,757,201
Computer Software & Processing—5.3%
Adobe Systems, Inc. *	17,858	542,169
Affiliated Computer Services, Inc. Class A *	3,680	189,925
Autodesk, Inc. *	7,066	243,494
Automatic Data Processing, Inc.	17,124	776,573
BMC Software, Inc. *	6,466	154,537
CA, Inc. †	14,066	289,056
Citrix Systems, Inc. *	5,196	208,567
Computer Sciences Corporation *	5,432	263,126
Compuware Corporation *	12,167	81,519
Electronic Arts, Inc. *	9,238	397,604
Electronic Data Systems Corporation	16,012	385,249
First Data Corporation	22,793	1,026,597
Fiserv, Inc. *	5,668	257,100
Google, Inc. Class A *	6,164	2,584,750
IMS Health, Inc.	6,032	161,959
Intuit, Inc. *	5,466	330,092
Juniper Networks, Inc. *†	17,005	271,910
Microsoft Corporation	266,965	6,220,285
NCR Corporation *	5,590	204,818
Novell, Inc. *†	11,821	78,373
Nvidia Corporation *	10,268	218,606
Oracle Corporation *	117,318	1,699,938
Parametric Technology Corp. *	3,375	42,896
Symantec Corporation *	30,890	480,031
Unisys Corporation *	10,465	65,720
VeriSign, Inc. *†	7,800	180,726
Yahoo!, Inc. *	37,700	1,244,100
		18,599,720
Computers—0.1%
Sun Microsystems, Inc. *	103,203	428,292
Computers & Information—4.3%
Apple Computer, Inc. *	25,717	1,468,955
Cisco Systems, Inc. *	183,726	3,588,169
Dell, Inc. *	70,432	1,719,245
EMC Corporation *	71,183	780,878
Gateway, Inc. *	10,279	19,530
Hewlett-Packard Company	84,473	2,676,105
International Business Machines Corporation	46,884	3,601,629
International Game Technology	10,262	389,340
Lexmark International, Inc. *	3,468	193,618
Pitney Bowes, Inc.	6,896	284,805
Sandisk Corporation *	5,500	280,390
Solectron Corporation *	29,567	101,119
Symbol Technologies, Inc.	7,303	78,799
		15,182,582
Containers & Packaging—0.1%
Ball Corporation	3,168	117,343
Sealed Air Corporation	2,391	124,523
		241,866
Cosmetics & Personal Care—2.1%
Alberto Culver Company Class B	2,202	107,281
Avon Products, Inc.	14,018	434,558
Clorox Company	4,566	278,389
Colgate-Palmolive Company	15,470	926,653
Estee Lauder Companies, Inc. (The) Class A	3,200	123,744
Procter & Gamble Company	98,398	5,470,929
		7,341,554
Diversified—3.4%
3M Company	22,750	1,837,518
General Electric Company	312,666	10,305,471
		12,142,989
Electric Utilities—3.3%
AES Corporation (The) *	19,714	363,723
Allegheny Energy, Inc. *	4,824	178,826
Ameren Corporation	6,170	311,585
American Electric Power Company, Inc.	11,609	397,608
CMS Energy Corporation *	7,199	93,155
Centerpoint Energy, Inc.	9,695	121,188
Consolidated Edison, Inc. †	7,439	330,589
Constellation Energy Group, Inc.	5,297	288,792
DTE Energy Company	5,330	217,144
Dominion Resources, Inc.	10,409	778,489
Duke Energy Corp.	37,144	1,090,919
Edison International	9,898	386,022
Entergy Corporation	6,303	445,937
Exelon Corporation	19,945	1,133,474
FPL Group, Inc. †	11,946	494,325
FirstEnergy Corporation	9,744	528,222
KeySpan Corporation	5,136	207,494

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
NiSource, Inc. †	8,413	$183,740
PG&E Corporation	10,328	405,684
PPL Corporation †	11,228	362,664
Pinnacle West Capital Corporation	2,891	115,380
Progress Energy, Inc.	7,759	332,628
Public Service Enterprise Group, Inc.	7,446	492,330
Sempra Energy	7,751	352,515
Southern Company (The) †	22,131	709,299
TXU Corporation	13,742	821,634
TECO Energy, Inc.	5,950	88,893
Xcel Energy, Inc.	12,731	244,181
		11,476,440
Electrical Equipment—0.4%
Cooper Industries Ltd. Class A	2,656	246,796
Emerson Electric Company	12,325	1,032,958
		1,279,754
Electronics—2.9%
Advanced Micro Devices, Inc. *	14,436	352,527
Agilent Technologies, Inc. *	12,539	395,731
Altera Corporation *	11,395	199,982
American Power Conversion Corporation †	5,418	105,597
Analog Devices, Inc.	11,110	357,075
Broadcom Corporation Class A *	12,853	386,233
Freescale Semiconductor, Inc. Class B *	12,267	360,650
Intel Corporation	175,857	3,332,490
JDS Uniphase Corporation *†	45,346	114,725
Jabil Circuit, Inc. *	5,122	131,123
LSI Logic Corporation *†	12,007	107,463
Linear Technology Corporation †	8,992	301,142
Maxim Integrated Products, Inc.	9,705	311,628
Micron Technology, Inc. *	21,838	328,880
Molex, Inc.	4,262	143,075
National Semiconductor Corporation †	10,068	240,122
Novellus Systems, Inc. *	4,373	108,013
PMC-Sierra, Inc. *†	5,469	51,409
QLogic Corporation *	4,584	79,028
Raytheon Company	13,679	609,673
Rockwell Collins, Inc.	5,106	285,272
Sanmina-SCI Corporation *	16,779	77,183
Teradyne, Inc. *†	6,358	88,567
Texas Instruments, Inc.	48,413	1,466,430
Xilinx, Inc.	10,839	245,503
		10,179,521
Entertainment & Leisure—2.0%
Eastman Kodak Company †	8,976	213,449
Harrah’s Entertainment, Inc.	5,444	387,504
Hasbro, Inc.	5,527	100,094
Mattel, Inc.	11,814	195,049
News Corporation, Inc. Class A	72,650	1,393,427
Time Warner, Inc.	130,900	2,264,570
Walt Disney Company	66,375	1,991,250
Xerox Corporation *†	29,117	405,017
		6,950,360
Financial Services—3.7%
Ameriprise Financial, Inc.	7,301	326,145
Bear Stearns Companies, Inc. (The)	3,605	504,988
Charles Schwab Corporation (The)	31,601	504,984
Countrywide Financial Corporation	18,100	689,248
E*Trade Financial Corporation *	12,800	292,096
Federal Home Loan Mortgage Corporation	20,592	1,173,950
Federal National Mortgage Association	28,946	1,392,303
Federated Investors, Inc. Class B	2,799	88,169
Franklin Resources, Inc.	4,442	385,610
Goldman Sachs Group, Inc.	13,056	1,964,014
Janus Capital Group, Inc.	6,553	117,299
Legg Mason, Inc.	3,700	368,224
Lehman Brothers Holdings, Inc.	16,302	1,062,075
Merrill Lynch & Company, Inc.	27,492	1,912,344
Morgan Stanley	32,285	2,040,735
T. Rowe Price Group, Inc. †	7,884	298,094
		13,120,278
Food Retailers—0.6%
Kroger Company *	21,895	478,625
Safeway, Inc. †	13,907	361,582
Starbucks Corporation *	22,870	863,571
Whole Foods Market, Inc.	4,200	271,488
		1,975,266
Forest Products & Paper—0.7%
Bemis Company	3,365	103,036
International Paper Company †	14,513	468,770
Kimberly Clark Corporation	13,949	860,653
MeadWestvaco Corporation	5,462	152,554
Pactiv Corporation *	4,478	110,831
Temple-Inland, Inc.	3,438	147,387
Weyerhaeuser Company	7,461	464,447
		2,307,678
Health Care Providers—1.2%
Caremark Rx, Inc. *	13,322	664,368
Coventry Health Care, Inc. *	4,800	263,712
Express Scripts, Inc. *	4,374	313,791
HCA, Inc.	12,101	522,158
Health Management Associates, Inc. Class A	7,595	149,697
Laboratory Corporation of America Holdings *	3,640	226,517
Manor Care, Inc. †	2,002	93,934
Tenet Healthcare Corporation *†	14,819	103,437
UnitedHealth Group, Inc.	40,734	1,824,069
		4,161,683
Heavy Construction—0.1%
Centex Corporation †	3,736	187,921
Lennar Corporation Class A †	3,600	159,732
		347,653
Heavy Machinery—2.5%
American Standard Companies, Inc.	5,509	238,374
Applied Materials, Inc.	48,463	788,978
Baker Hughes, Inc.	10,203	835,116
Black & Decker Corporation	2,261	190,964
Caterpillar, Inc.	20,302	1,512,093
Cummins, Inc.	1,339	163,693
Deere & Company	7,329	611,898
Dover Corporation	6,014	297,272
Eaton Corporation	4,413	332,740
Ingersoll-Rand Company Class A	9,736	416,506
National-Oilwell Varco, Inc. *	5,295	335,279

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Pall Corporation †	3,958	$110,824
Parker Hannifin Corporation	3,755	291,388
Rockwell Automation, Inc.	5,356	385,686
Stanley Works (The)	2,127	100,437
United Technologies Corporation	30,398	1,927,841
W.W. Grainger, Inc.	2,254	169,568
		8,708,657
Home Construction, Furnishings & Appliances—0.5%
DR Horton, Inc.	8,206	195,467
Harman International Industries, Inc.	2,000	170,740
Johnson Controls, Inc.	5,919	486,660
KB Home	2,308	105,822
Leggett & Platt, Inc.	5,276	131,794
Masco Corporation †	12,939	383,512
Pulte Homes, Inc.	6,258	180,168
Whirlpool Corporation	2,302	190,260
		1,844,423
Household Products—0.4%
Fortune Brands, Inc.	4,419	313,793
Illinois Tool Works, Inc. †	12,230	580,925
Newell Rubbermaid, Inc.	7,990	206,382
Rohm & Haas Company	4,355	218,273
Snap-On, Inc. †	1,846	74,615
		1,393,988
Industrial—Diversified—0.5%
Tyco International Ltd.	60,115	1,653,163
Insurance—5.4%
ACE Ltd. (Bermuda)	9,836	497,603
Aflac, Inc.	14,910	691,079
Aetna, Inc.	17,102	682,883
Allstate Corporation (The)	19,389	1,061,160
AMBAC Financial Group, Inc.	3,084	250,112
American International Group, Inc.	77,678	4,586,886
AON Corporation	9,430	328,353
Chubb Corporation	12,172	607,383
Cigna Corporation	3,554	350,105
Cincinnati Financial Corporation	5,083	238,952
Genworth Financial, Inc. Class A	11,300	393,692
Hartford Financial Services Group, Inc.	8,962	758,185
Humana, Inc. *	5,100	273,870
Lincoln National Corporation	8,949	505,082
Loews Corporation	12,342	437,524
MBIA, Inc. †	4,034	236,191
MGIC Investment Corporation	2,777	180,505
Marsh & McLennan Companies, Inc.	16,339	439,356
Metlife, Inc. †	22,547	1,154,632
Principal Financial Group	8,326	463,342
Progressive Corporation (The)	24,064	618,685
Prudential Financial, Inc.	14,698	1,142,035
Safeco Corporation	3,618	203,874
St. Paul Travelers Companies	20,567	916,877
Torchmark Corporation	3,284	199,404
UnumProvident Corporation	9,377	170,005
WellPoint, Inc. *	19,760	1,437,935
XL Capital Ltd. Class A (Bermuda)	5,346	327,710
		19,153,420
Lodging—0.3%
Hilton Hotels Corporation	9,822	277,766
Marriott International, Inc. Class A	9,762	372,127
Starwood Hotels & Resorts Worldwide, Inc.	6,705	404,580
		1,054,473
Media—Broadcasting & Publishing—1.6%
CBS Corp. Class B	23,580	637,839
Clear Channel Communications, Inc.	15,334	474,587
Comcast Corporation Class A *	63,818	2,089,401
Dow Jones & Company, Inc. †	2,056	71,981
E.W. Scripps Company Class A	2,500	107,850
Gannett Company, Inc.	7,093	396,712
McClatchy Company Class A	1	38
McGraw-Hill Companies, Inc. (The)	10,854	545,196
Meredith Corporation	1,189	58,903
New York Times Company Class A †	4,417	108,393
Tribune Company	7,992	259,181
Univision Communications, Inc. Class A *	6,880	230,480
Viacom, Inc. Class B *	22,980	823,603
		5,804,164
Medical Supplies—3.6%
Allergan, Inc.	4,430	475,162
Applera Corporation—Applied Biosystems Group	5,286	171,002
Bausch & Lomb, Inc. †	1,661	81,455
Baxter International, Inc.	19,805	728,032
Becton, Dickinson & Company	7,580	463,365
Biomet, Inc.	7,495	234,519
Boston Scientific Corporation *	36,582	616,041
C.R. Bard, Inc.	3,184	233,260
Fisher Scientific International *	3,600	262,980
Johnson & Johnson	89,044	5,335,516
Kla-Tencor Corporation	5,865	243,808
Medtronic, Inc.	36,230	1,699,912
Millipore Corporation *†	1,546	97,383
PerkinElmer, Inc.	4,019	83,997
Quest Diagnostics, Inc.	4,860	291,211
St. Jude Medical, Inc. *†	11,090	359,538
Stryker Corporation	8,604	362,314
Tektronix, Inc.	2,676	78,728
Thermo Electron Corporation *†	5,157	186,890
Waters Corporation *	3,186	141,458
Zimmer Holdings, Inc. *	7,357	417,289
		12,563,860
Metals—1.0%
Alcoa, Inc.	25,904	838,253
Allegheny Technologies, Inc. †	2,556	176,977
Danaher Corporation	7,201	463,168
Newmont Mining Corporation	13,582	718,895
Nucor Corporation	9,520	516,460
Phelps Dodge Corporation	6,180	507,749
United States Steel Corporation	3,716	260,566
		3,482,068
Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B †	5,578	309,077

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Oil & Gas—9.7%
Anadarko Petroleum Corporation †	13,644	$650,682
Apache Corporation	9,963	679,975
Ashland, Inc.	2,173	144,939
BJ Services Company †	9,826	366,117
Chesapeake Energy Corporation	11,000	332,750
Chevron Texaco Corporation	66,530	4,128,852
ConocoPhillips	49,611	3,251,009
Devon Energy Corporation	13,246	800,191
Dynegy, Inc. Class A *	7,665	41,928
EOG Resources, Inc.	7,355	509,996
EL Paso Corporation †	19,255	288,825
Exxon Mobil Corporation	183,104	11,233,430
Halliburton Company	15,473	1,148,251
Hess Corp. †	7,251	383,215
Kerr-McGee Corporation	6,902	478,654
Kinder Morgan, Inc.	3,186	318,250
Marathon Oil Corporation	10,937	911,052
Murphy Oil Corporation †	5,100	284,886
Nabors Industries Ltd. *	9,284	313,706
Nicor, Inc. †	1,395	57,893
Noble Corporation	4,237	315,318
Occidental Petroleum Corporation	12,826	1,315,306
Peoples Energy Corporation †	1,166	41,871
Rowan Companies, Inc.	3,489	124,174
Schlumberger Ltd.	35,252	2,295,258
Sunoco, Inc.	4,228	292,958
Transocean, Inc. *	9,731	781,594
Valero Energy Corporation	18,680	1,242,594
Weatherford International Ltd. *	10,600	525,972
Williams Companies, Inc.	17,295	404,011
XTO Energy, Inc.	10,933	484,004
		34,147,661
Pharmaceuticals—6.6%
Abbott Laboratories	46,359	2,021,716
AmerisourceBergen Corporation	6,418	269,043
Amgen, Inc. *	35,558	2,319,448
Barr Pharmaceuticals, Inc. *	3,200	152,608
Biogen Idec, Inc. *	10,074	466,728
Bristol-Myers Squibb Company	58,482	1,512,345
Cardinal Health, Inc.	12,740	819,564
Eli Lilly & Company †	34,046	1,881,722
Forest Laboratories, Inc. *	9,616	372,043
Genzyme Corporation *	7,897	482,112
Gilead Sciences, Inc. *	13,910	822,916
Hospira, Inc. *	4,680	200,959
King Pharmaceuticals, Inc. *	7,638	129,846
McKesson Corporation	9,367	442,872
Medco Health Solutions, Inc. *	9,258	530,298
MedImmune, Inc. *	7,440	201,624
Merck & Company, Inc.	65,403	2,382,631
Mylan Laboratories	6,000	120,000
Pfizer, Inc.	220,501	5,175,159
Schering-Plough Corporation	44,889	854,238
Sigma Aldrich Corporation	1,896	137,725
Watson Pharmaceuticals, Inc. *	2,919	67,954
Wyeth	40,213	1,785,859
		23,149,410
Real Estate—0.9%
Apartment Investment & Management Company REIT Class A †	2,984	129,655
Archstone-Smith Trust REIT	6,200	315,394
Boston Properties, Inc. REIT †	2,500	226,000
Equity Office Properties Trust REIT	12,428	453,746
Equity Residential REIT	8,722	390,135
Kimco Realty Corporation REIT	6,400	233,536
Plum Creek Timber Company, Inc. REIT	5,794	205,687
Prologis REIT	7,198	375,160
Public Storage, Inc. REIT †	2,500	189,750
Simon Property Group, Inc. REIT	5,554	460,649
Vornado Realty Trust REIT	3,500	341,425
		3,321,137
Restaurants—0.6%
Darden Restaurants, Inc.	3,972	156,497
McDonald’s Corporation	37,563	1,262,117
Wendy’s International, Inc.	3,408	198,652
Yum! Brands, Inc.	8,174	410,907
		2,028,173
Retailers—4.0%
Amazon.Com, Inc. *†	8,700	336,516
Autozone, Inc. *	1,646	145,177
Bed Bath & Beyond, Inc. *	8,277	274,548
Best Buy Company, Inc.	12,303	674,697
Big Lots, Inc. *	3,704	63,264
CVS Corporation	24,792	761,114
Circuit City Stores, Inc.	4,766	129,731
Costco Wholesale Corporation †	14,007	800,220
Dillard’s, Inc. Class A †	1,726	54,973
Dollar General Corporation	9,870	137,983
eBay, Inc. *	33,995	995,714
Family Dollar Stores, Inc.	5,061	123,640
Federated Department Stores	16,042	587,137
JC Penney Company, Inc. (Holding Company)	7,033	474,798
Office Depot, Inc. *	8,714	331,132
OfficeMax, Inc.	2,397	97,678
RadioShack Corporation †	3,908	54,712
Sears Holdings Corporation *†	3,057	473,346
Sherwin-Williams Company (The)	3,384	160,672
Staples, Inc.	22,357	543,722
TJX Companies, Inc.	14,038	320,909
Target Corporation	26,295	1,285,037
Tiffany & Company	4,243	140,104
Walgreen Company	30,210	1,354,616
Wal-Mart Stores, Inc.	74,752	3,600,804
		13,922,244
Telecommunications—0.2%
Citizens Communications Company	10,409	135,837
Lucent Technologies, Inc. *	131,379	317,937
Tellabs, Inc. *	12,229	162,768
		616,542
Telephone Systems—3.2%
Alltel Corporation	11,652	743,747
AT&T, Inc.	116,854	3,259,058
BellSouth Corporation	53,628	1,941,334
CenturyTel, Inc. †	4,207	156,290
Embarq Corp.	4,416	181,012
Qwest Communications International, Inc. *†	45,657	369,365
Sprint Nextel Corp.	88,332	1,765,757
Verizon Communications, Inc.	87,328	2,924,615
		11,341,178

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Textiles, Clothing & Fabrics—0.3%
Coach, Inc. *	11,268	$336,913
Jones Apparel Group, Inc.	3,500	111,265
Liz Claiborne, Inc.	3,056	113,255
Nike, Inc. Class B	5,805	470,205
VF Corporation	2,652	180,124
		1,211,762
Transportation—2.0%
Brunswick Corporation	2,897	96,325
Burlington Northern Santa Fe Corporation	11,092	879,041
CSX Corporation	6,378	449,266
Carnival Corporation †	13,165	549,507
FedEx Corporation	9,049	1,057,466
Norfolk Southern Corporation	12,304	654,819
Sabre Holdings Corporation †	3,944	86,768
Union Pacific Corporation	7,880	732,525
United Parcel Service, Inc. Class B	32,667	2,689,474
		7,195,191
TOTAL COMMON STOCKS
(Cost $191,622,445)		346,249,666

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.770%	09/07/2006	**	$40,000	39,639
4.730%	09/07/2006	**	245,000	242,811
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $282,451)				282,450

CASH EQUIVALENTS—6.2%
Institutional Money Market Funds—0.1%
BGI Institutional Fund		††	179,186	179,186
Bank & Certificate Deposits/ Offshore Time Deposits—5.9%
Abbey National PLC
5.100%	07/10/2006	††	716,744	716,744
Bank Of Montreal
5.290%	08/03/2006	††	268,779	268,779
Bank Of Nova Scotia
5.290%	08/08/2006	††	447,965	447,965
Barclays
5.150%	08/01/2006	††	447,965	447,965
Barton Capital LLC
5.258%	07/07/2006	††	358,372	358,372
Barton Capital LLC
5.120%	07/05/2006	††	354,945	354,945
Calyon
5.300%	08/08/2006	††	447,965	447,965
Canadian Imperial Bank of Commerce
5.310%	07/31/2006	††	268,779	268,779
Clipper Receivables Corp
5.119%	07/05/2006	††	358,372	358,372
Compass Securitization
5.222%	07/14/2006	††	447,965	447,965
CRC Funding LLC
5.282%	07/21/2006	††	175,390	175,390
Credit Suisse First Boston Corporation
5.275%	07/24/2006	††	447,965	447,965
Deutsche Bank
5.250%	07/05/2006	††	358,372	358,372
Dexia Group
5.300%	08/09/2006	††	447,965	447,965
Fairway Finance
5.264%	07/11/2006	††	358,372	358,372
Falcon Asset Securitization Corporation
5.290%	07/24/2006	††	179,186	179,186
Grampian Funding LLC
5.319%	07/21/2006	††	358,372	358,372
Harris NA
5.080%	07/05/2006	††	358,372	358,372
Jupiter Securitization Corporation
5.252%	07/18/2006	††	447,965	447,965
Lexington Parker Cap Comp
5.202%	07/13/2006	††	447,965	447,965
Lexington Parker Cap Comp
5.192%	07/13/2006	††	175,326	175,326
Merrill Lynch & Co
5.303%	07/03/2006	††	2,956,568	2,956,568
Morgan Stanley & Co
5.303%	07/03/2006	††	2,899,864	2,899,864
National Australia Bank
5.290%	07/03/2006	††	1,218,813	1,218,813
Old Line Funding LLC
5.271%	07/12/2006	††	358,372	358,372
Old Line Funding LLC
5.221%	07/05/2006	††	268,779	268,779
Prefco
5.269%	07/18/2006	††	89,593	89,593
Ranger Funding
5.252%	07/27/2006	††	447,965	447,965
Skandinaviska Enskilda Banken AB
5.130%	07/12/2006	††	895,930	895,930
Svenska Handlesbanken
5.290%	07/03/2006	††	629,270	629,270
The Bank of the West
5.250%	08/07/2006	††	447,964	447,964
Three Pillars Funding LLC
5.245%	07/19/2006	††	447,964	447,964
Toronto Dominion Bank
5.300%	07/26/2006	††	358,371	358,371
Toronto Dominion Bank
5.300%	07/31/2006	††	179,185	179,185
UBS AG
5.250%	07/21/2006	††	179,186	179,186
UBS AG
5.250%	08/04/2006	††	358,372	358,372
Wells Fargo
5.210%	07/06/2006	††	537,558	537,558
Wells Fargo
5.170%	07/03/2006	††	627,151	627,151
				20,774,006
Floating Rate Instruments/Master Notes—0.2%
Bank of America
5.270%	07/14/2006	††	358,372	358,372
HBOS Halifax Bank of Scotland
5.110%	07/10/2006	††	447,965	447,965
				806,337
TOTAL CASH EQUIVALENTS
(Cost $21,759,529)				21,759,529

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Face	Value

REPURCHASE AGREEMENTS—1.3%
Investors Bank & Trust Repurchase Agreement dated 6/30/06 due 7/3/06 with maturity value of 4,802,733 and an effective yield of 4.65% collateralized by a U.S. Government obligation with a rate of 8.38%, a maturity date of 6/25/2015 and an aggregate market value of 5,040,916.	$4,800,873	$4,800,873
TOTAL INVESTMENTS—106.0%
(Cost $218,465,298)		373,092,518
Other assets less liabilities—(6.0%)		(21,180,261)
NET ASSETS—100.0%		$351,912,257

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—99.1%
Advertising—0.3%
24/7 Real Media, Inc.	*	273	$2,397
Aquantive, Inc.	*†	2,027	51,344
Catalina Marketing Corporation		2,131	60,648
Clear Channel Outdoor Holdings, Inc. Class A	*	2,500	52,400
Getty Images, Inc.	*†	1,742	110,634
Interpublic Group, Inc.	*†	17,203	143,645
Jupitermedia Corporation	*†	1,450	18,850
Lamar Advertising Company	*	3,479	187,379
Monster Worldwide, Inc.	*	4,681	199,691
Omnicom Group		7,385	657,930
Valueclick, Inc.	*†	4,058	62,290
			1,547,208
Aerospace & Defense—1.3%
AAR Corporation	*†	1,489	33,103
Alliant Techsystems, Inc.	*†	1,550	118,342
Armor Holdings, Inc.	*	1,500	82,245
Goodrich Corporation		4,882	196,696
Boeing Company (The)		29,809	2,441,655
Fairchild Corporation (The) Class A	*	3,265	6,791
Gencorp, Inc.	*†	1,629	26,113
General Dynamics Corporation		13,610	890,911
Heico Corporation Class A		878	20,826
Honeywell International, Inc.		31,671	1,276,341
Kreisler Manufacturing Corporation	*†	1,250	16,713
Lockheed Martin Corporation		14,210	1,019,425
Northrop Grumman Corporation		14,000	896,840
Orbital Sciences Corporation	*†	2,123	34,265
Sequa Corporation Class A	*	510	41,565
Textron, Inc.		4,843	446,428
Triumph Group, Inc.	*	822	39,456
			7,587,715
Airlines—0.2%
AMR Corporation	*	6,672	169,602
Air T, Inc.		1,352	14,994
Airnet Systems, Inc.	*	2,609	7,749
Airtran Holdings, Inc.	*	3,168	47,076
Alaska Air Group, Inc.	*	1,343	52,941
Atlas Air Worldwide Holdings, Inc.		600	29,424
Bristow Group, Inc.	*	982	35,352
Continental Airlines, Inc. Class B	*†	2,723	81,145
ExpressJet Holdings, Inc.	*	2,636	18,215
Frontier Airlines Holdings, Inc.	†	1,369	9,870
JetBlue Airways Corporation	*†	6,414	77,866
Mesa Air Group, Inc.	*	847	8,343
Midwest Air Group, Inc.	*†	915	4,621
PHI, Inc.	*	774	25,697
Skywest, Inc.		2,390	59,272
Southwest Airlines Company		30,863	505,227
UAL Corp.	*†	3,500	108,570
US Airways Group, Inc.	*	2,272	114,827
			1,370,791
Apparel Retailers—0.6%
Abercrombie & Fitch Company Class A		3,982	220,722
Aeropostale, Inc.	*	2,403	69,423
American Eagle Outfitters, Inc.	†	5,824	198,249
AnnTaylor Stores Corporation	*	2,733	118,558
Bebe Stores, Inc.	†	790	12,182
Big Dog Holdings, Inc.	*	1,620	20,218
Buckle, Inc. (The)		1,115	46,685
Carter’s, Inc.	*	1,476	39,011
Casual Male Retail Group, Inc.	*	1,930	19,396
Cato Corporation Class A		1,761	45,522
Charlotte Russe Holding, Inc.	*	1,100	26,334
Charming Shoppes, Inc.	*	3,138	35,271
Chico’s FAS, Inc.	*	7,236	195,227
Children’s Place	*†	1,144	68,697
Christopher & Banks Corporation		1,528	44,312
Claire’s Stores, Inc.		3,855	98,341
Dress Barn, Inc.	*†	1,900	48,165
Finish Line Class A		1,604	18,975
Gap, Inc. (The)		25,472	443,213
HOT Topic, Inc.	*†	1,824	20,994
JOS A. Bank Clothiers, Inc.	*†	577	13,825
Kohl’s Corporation	*	12,808	757,209
Ltd. Brands		14,843	379,832
Nordstrom, Inc.		10,104	368,796
Pacific Sunwear of California, Inc.	*†	3,025	54,238
Payless Shoesource, Inc.	*†	2,964	80,532
Ross Stores, Inc.		6,350	178,117
Stage Stores, Inc.		1,491	49,203
Talbots, Inc.		375	6,919
Too, Inc.	*	1,485	57,009
Urban Outfitters, Inc.	*†	5,012	87,660
Wet Seal, Inc. (The) Class A	*	1,246	6,080
Wilsons The Leather Experts, Inc.	*	819	3,366
			3,832,281
Automotive—0.9%
A.O. Smith Corporation		1,341	62,169
Adesa, Inc.		4,131	91,873
Aftermarket Technology Corporation	*	603	14,985
American Axle & Manufacturing Holdings, Inc.	†	2,113	36,153
America’s Car Mart, Inc.	*	354	7,190
Amerigon, Inc.	*	2,107	18,900
ArvinMeritor, Inc.	†	2,791	47,977
Asbury Automotive Group, Inc.	*	1,342	28,101
Autonation, Inc.	*	8,512	182,497
BorgWarner, Inc.		2,274	148,037
Carmax, Inc.	*†	4,258	150,989
Clarcor, Inc.		2,354	70,126
Coachmen Industries, Inc.		705	8,418
Copart, Inc.	*	3,582	87,974
Dura Automotive Systems, Inc.	*	599	1,120
Federal Signal Corporation		2,159	32,687
Ford Motor Company		74,379	515,446
General Motors Corporation	†	17,970	535,326
Genuine Parts Company		7,620	317,449
Goodyear Tire & Rubber Company (The)	*†	7,281	80,819
Group 1 Automotive, Inc.		1,068	60,171
Harley-Davidson, Inc.		12,173	668,176
Harsco Corporation		1,823	142,121
ITT Industries, Inc.		8,056	398,772
Jarden Corporation	*†	1,771	53,927
JLG Industries, Inc.		3,562	80,145
Keystone Automotive Industries, Inc.	*	1,743	73,589
Lear Corporation	†	2,741	60,878
Lithia Motors, Inc. Class A		862	26,136
LKQ Corporation	*	3,500	66,500
Monaco Coach Corporation		1,376	17,475
Navistar International Corporation	*	2,851	70,163

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Oshkosh Truck Corporation	2,868	$136,287
Paccar, Inc. †	7,562	622,958
PEP Boys-Manny Moe & Jack	2,200	25,806
Proliance International, Inc. *	2,239	10,344
Sonic Automotive, Inc.	1,649	36,575
Strattec Security Corporation *	123	6,127
Superior Industries International, Inc. †	1,102	20,156
Tenneco Automotive, Inc. *	1,600	41,600
Titan International, Inc. †	1,085	20,300
TRW Automotive Holdings Corporation *	900	24,552
United Auto Group, Inc.	1,654	35,313
Visteon Corporation *	5,429	39,143
Wabash National Corporation	1,395	21,427
Winnebago Industries, Inc. †	1,432	44,449
		5,241,326
Banking—10.9%
1st Source Corporation	1,073	36,295
Advanta Corporation Class A	1,446	47,414
Alabama National Bancorp	575	39,186
Alliance Bankshares Corporation *	744	12,202
Amcore Financial, Inc.	1,313	38,484
American Express Company	44,975	2,393,569
AmeriCredit Corporation *	6,437	179,721
AmSouth Bancorp	14,570	385,376
Anchor Bancorp Wisconsin, Inc.	1,411	42,570
Associated Banc Corporation	5,110	161,118
Astoria Financial Corporation	4,671	142,232
BB&T Corporation	23,284	968,382
BancFirst Corporation	642	28,729
Bancorpsouth, Inc.	3,611	98,400
BancTrust Financial Group, Inc.	1,600	37,552
Bank Mutual Corporation	3,756	45,898
Bank of America Corporation	186,562	8,973,632
Bank of Hawaii Corporation	2,494	123,702
Bank of New York Company, Inc. (The)	31,499	1,014,268
BankAtlantic Bancorp, Inc. Class A	2,210	32,796
Bankunited Financial Corporation Class A	793	24,202
Blue River Bancshares, Inc. *	2,545	17,433
BOK Financial Corporation	1,765	87,668
Boston Private Financial Holdings, Inc.	1,297	36,186
Brookline Bancorp, Inc.	3,765	51,844
Bryn Mawr Bank Corporation	1,058	23,445
Capital Bank Corporation †	1,282	20,832
Capital City Bank Group, Inc. †	1,113	33,613
Capital One Financial Corporation	12,245	1,046,335
Capitol Federal Financial	2,115	72,523
Cardinal Financial Corporation	1,142	13,270
Cascade Bancorp	1,753	49,978
Cascade Financial Corporation	1,063	16,448
Cathay General Bancorp	2,082	75,743
Centennial Bank Holdings, Inc. *†	5,300	54,802
Central Pacific Financial Corporation	929	35,952
CFS Bancorp, Inc.	1,873	27,795
Charter Financial Corporation	350	13,811
Chemical Financial Corporation	1,552	47,491
Chittenden Corporation	2,222	57,439
CIT Group, Inc.	8,482	443,524
Citigroup, Inc.	204,765	9,877,864
Citizens Banking Corporation	2,069	50,504
City Bank, Lynnwood, WA	1,097	51,186
City Holding Company	250	9,035
City National Corporation	2,199	143,133
Coastal Financial Corporation	1,775	23,146
CoBiz, Inc.	1,063	23,939
Colonial BancGroup, Inc. (The)	5,643	144,912
Comerica, Inc.	6,877	357,535
Commerce Bancorp, Inc. †	6,314	225,220
Commerce Bancshares, Inc.	3,436	171,972
Commercial Capital Bancorp, Inc. †	1,127	17,750
Community Bank System, Inc.	1,402	28,278
Community Trust Bancorp, Inc.	665	23,228
Compass Bancshares, Inc.	4,769	265,156
CompuCredit Corporation *	83	3,191
Corus Bankshares, Inc. †	702	18,378
Cullen/Frost Bankers, Inc.	2,502	143,365
CVB Financial Corporation	3,713	58,146
Dime Community Bancshares	1,638	22,228
Downey Financial Corporation	1,038	70,428
Eastern Virginia Bankshares, Inc.	700	15,470
East-West Bancorp, Inc.	2,200	83,402
Euronet Worldwide, Inc. *†	1,056	40,519
Farmers Capital Bank Corporation	1,113	36,451
Fidelity Bankshares, Inc.	2,263	72,009
Fidelity Southern Corporation	1,381	24,554
Fifth Third Bancorp †	20,049	740,811
Financial Federal Corporation	1,513	42,077
Financial Institutions, Inc.	749	15,624
First Bancorp North Carolina	643	13,503
First Bancorp Puerto Rico	3,246	30,188
First Charter Corporation	843	20,679
First Citizens BancShares, Inc. Class A	254	50,927
First Commonwealth Financial Corporation	5,133	65,189
First Community Bancorp	894	52,818
First Financial Bancorp †	1,895	28,254
First Financial Bankshares, Inc.	333	12,168
First Financial Service Corporation	333	10,156
First Horizon National Corporation	5,607	225,401
First Merchants Corporation	874	21,247
First Midwest Bancorp, Inc.	2,002	74,234
First Niagara Financial Group, Inc.	4,099	57,468
First Oak Brook Bancshares Class A	771	28,527
First of Long Island Corporation (The)	493	20,533
First Republic Bank	1,336	61,189
FirstBank NW Corporation	398	10,451
FirstFed Financial Corporation *†	922	53,172
FirstMerit Corporation	3,895	81,561
Flagstar Bancorp, Inc.	2,110	33,676
FMS Financial Corporation	500	8,060
FNB Corporation	3,344	52,735
Fremont General Corporation †	2,929	54,362
Frontier Financial Corporation †	1,503	51,087
Fulton Financial Corporation	6,533	104,005
Glacier Bancorp, Inc.	1,181	34,568
Golden West Financial Corporation	13,210	980,182
Great Lakes Bancorp, Inc.	277	4,842
Greater Bay Bancorp	2,213	63,624
Hallwood Group, Inc.	100	11,200
Hancock Holding Company	1,752	98,112
Hanmi Financial Corporation	3,600	69,984
Harbor Florida Bancshares, Inc.	491	18,236
Harleysville National Corporation	1,153	24,455
Harrington West Financial Group, Inc.	1,171	18,619
Heritage Financial Corporation	332	8,745

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Horizon Financial Services Corporation	450	$6,232
Hudson City Bancorp, Inc.	25,794	343,834
Huntington Bancshares, Inc. †	11,317	266,855
Independent Bank Corporation (Massachusetts)	874	28,379
Independent Bank Corporation (Michigan)	1,980	52,074
IndyMac Bancorp, Inc. †	2,523	115,680
Integra Bank Corporation	848	18,444
International Bancshares Corporation	2,953	81,148
Investors Financial Services Corporation	2,840	127,516
Irwin Financial Corporation	1,296	25,129
JP Morgan Chase & Company	143,836	6,041,112
KeyCorp	17,394	620,618
KNBT Bancorp, Inc.	1,002	16,553
M&T Bank Corporation	3,475	409,772
MAF Bancorp, Inc.	1,245	53,336
Main Street Trust, Inc.	291	8,875
Marshall & IIsley Corporation	8,572	392,083
Matrix Bancorp, Inc. *	973	22,768
MB Financial, Inc. †	760	26,874
Medallion Financial Corporation	958	12,416
Mellon Financial Corporation	17,152	590,543
Mercantile Bankshares Corporation	5,206	185,698
Merchants Bancshares, Inc.	571	13,790
Midsouth Bancorp, Inc.	399	12,050
MidWestOne Financial Group, Inc.	582	11,203
Mitcham Industries, Inc. *	1,100	14,047
NASB Financial, Inc.	528	17,831
National City Corporation	22,634	819,124
National Penn Bancshares, Inc.	1,628	32,332
NBT Bancorp, Inc.	1,000	23,230
Nelnet, Inc. Class A *	481	19,505
Netbank, Inc.	2,850	18,895
New York Community Bancorp, Inc. †	10,860	179,299
NewAlliance Bancshares, Inc. †	4,600	65,826
North Fork Bancorp, Inc.	19,396	585,177
Northern States Financial Corporation	772	14,745
Northern Trust Corporation	8,643	477,958
Northwest Bancorp, Inc.	2,048	54,272
Ocwen Financial Corp. †	3,358	42,680
Old National Bancorp	3,552	70,933
PNC Financial Services Group, Inc.	11,751	824,568
Pacific Capital Bancorp	1,724	53,651
Pacific Premier Bancorp, Inc. *	976	11,419
Park National Corporation †	728	71,934
Parkvale Financial Corporation	616	18,018
Peoples Bancorp, Inc.	814	24,290
People’s Bank	2,509	82,421
Peoples Financial Corporation	883	19,528
PFF Bancorp, Inc.	1,096	36,343
Popular, Inc. (Puerto Rico)	10,296	197,683
Premier Community Bankshares, Inc.	933	19,271
PrivateBancorp, Inc.	1,200	49,692
Prosperity Bancshares, Inc.	2,300	75,647
Provident Bankshares Corporation	1,369	49,818
Provident Financial Services, Inc.	943	16,927
Provident New York Bancorp	3,670	48,517
R&G Financial Corporation Class B (Puerto Rico)	1,555	13,357
Regions Financial Corporation †	20,065	664,553
Republic Bancorp, Inc.	3,754	46,512
Republic Bancorp, Inc. Class A	1,527	31,456
Riverview Bancorp, Inc.	1,300	34,060
Royal Bancshares of Pennsylvania Class A	840	20,395
S&T Bancorp, Inc.	1,868	62,074
Sandy Spring Bancorp, Inc.	344	12,405
Santander Bancorp (Puerto Rico) †	1,280	31,514
Shore Bancshares, Inc.	826	22,409
Signature Bank/New York, NY *	1,900	61,522
Simmons First National Corporation Class A	911	26,428
Sky Financial Group, Inc.	4,278	101,004
SLM Corporation	17,109	905,408
South Financial Group, Inc. (The)	2,799	73,922
SouthFirst Bancshares, Inc.	400	5,740
Sovereign Bancorp, Inc.	16,838	341,976
State Street Corporation	13,568	788,165
Sterling Bancorp, NY	1,476	28,782
Sterling Bancshares, Inc.	1,615	30,281
Sterling Financial Corporation (Pennsylvania)	1,557	34,098
Sterling Financial Corporation (Washington)	2,263	69,044
Student Loan Corporation	207	41,814
Suffolk Bancorp	1,100	36,025
Suntrust Banks, Inc.	14,998	1,143,747
Susquehanna Bancshares, Inc.	2,932	70,075
SVB Financial Group *†	1,437	65,326
Synovus Financial Corporation	10,920	292,438
TCF Financial Corporation †	6,104	161,451
TD Banknorth, Inc.	6,634	195,371
Texas Regional Bancshares, Inc. Class A	2,310	87,595
Tompkins Trustco, Inc.	665	28,595
Trustco Bank Corporation †	3,435	37,854
Trustmark Corporation	2,435	75,412
U.S. Bancorp	73,134	2,258,378
UCBH Holdings, Inc.	3,652	60,404
UMB Financial Corporation	1,990	66,347
Umpqua Holdings Corporation	1,151	29,523
UnionBanCal Corporation	2,177	140,612
United Bankshares, Inc.	2,134	78,168
United Community Banks, Inc. †	2,188	66,603
Valley National Bancorp	5,152	132,458
W Holding Company, Inc. (Puerto Rico) †	8,055	53,566
Wachovia Corporation	66,325	3,586,856
Washington Federal, Inc.	3,379	78,359
Washington Mutual, Inc.	39,444	1,797,858
Washington Trust Bancorp, Inc.	500	13,860
Webster Financial Corporation	2,393	113,524
Wells Fargo & Company	67,512	4,528,705
Wesbanco, Inc.	1,699	52,652
Westamerica Bancorporation	1,628	79,723
Western Alliance Bancorp	1,400	48,692
Westfield Financial, Inc.	1,240	34,633
Whitney Holding Corporation	2,372	83,880
Willow Grove Bancorp, Inc.	508	8,082
Wilmington Trust Corporation	3,204	135,145
Wintrust Financial Corporation	1,017	51,714
World Acceptance Corporation *	639	22,697
Zions Bancorp	5,063	394,610
		65,481,948
Beverages, Food & Tobacco—4.4%
Altria Group, Inc.	84,685	6,218,420
American Italian Pasta Company Class A †	721	6,172

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Anheuser-Busch Companies, Inc.	31,510	$1,436,541
Archer-Daniels-Midland Company	25,537	1,054,167
Bridgford Foods Corporation *	559	3,494
Brown-Forman Corporation Class B	2,437	174,709
Bunge Ltd. †	4,700	236,175
Campbell Soup Company	11,026	409,175
Central European Distribution Corporation *†	652	16,404
Chiquita Brands International, Inc.	2,150	29,627
Coca-Cola Bottling Company Consolidated	437	22,186
Coca-Cola Company (The)	88,329	3,799,914
Coca-Cola Enterprises, Inc. †	10,775	219,487
ConAgra Foods, Inc.	21,479	474,901
Constellation Brands, Inc. Class A *†	8,096	202,400
Corn Products International, Inc.	3,164	96,818
Dean Foods Company *	6,281	233,590
Del Monte Foods Company	8,204	92,131
Delta & Pine Land Company †	1,668	49,039
Farmer Brothers Company	930	20,162
Flowers Foods, Inc.	2,760	79,046
Fresh Del Monte Produce, Inc. (Cayman Islands)	567	9,792
General Mills, Inc.	14,393	743,542
Gold Kist, Inc. *	4,100	54,817
Green Mountain Coffee Roasters, Inc. *	500	20,085
Griffin Land & Nurseries, Inc. *	650	20,312
H.J. Heinz Company	15,302	630,748
Hain Celestial Group, Inc. *	1,426	36,734
Hansen Natural Corporation *†	670	127,548
Hershey Foods Corporation †	7,400	407,518
Hormel Foods Corporation	3,195	118,662
Inventure Group (The), Inc.	5,272	15,183
JM Smucker Company (The)	2,614	116,846
Kellogg Company	10,337	500,621
Kraft Foods, Inc. Class A †	11,257	347,841
Lancaster Colony Corporation	1,389	54,824
Lance, Inc.	1,370	31,537
Loews Corp. - Carolina Group	2,900	148,973
M&F Worldwide Corporation *	780	12,558
Margo Caribe, Inc. (Puerto Rico) *†	1,022	5,774
McCormick & Company, Inc.	5,759	193,214
Molson Coors Brewing Company— Class B	2,911	197,599
Peet’s Coffee & Tea, Inc. *	637	19,231
Pepsi Bottling Group, Inc.	7,106	228,458
PepsiAmericas, Inc.	3,031	67,015
Pepsico, Inc.	67,239	4,037,030
Performance Food Group Company *	1,907	57,935
Pilgrim’s Pride Corporation †	2,476	63,881
Ralcorp Holdings, Inc. *	1,228	52,227
Reynolds American, Inc. †	3,712	427,994
Sanderson Farms, Inc. †	864	24,183
Sara Lee Corporation	32,793	525,344
Seaboard Corporation †	18	23,040
Smart & Final, Inc. *	1,915	32,249
Smithfield Foods, Inc. *	4,682	134,982
Supervalu, Inc.	8,154	250,328
Sysco Corporation	26,855	820,689
Tootsie Roll Industries, Inc.	556	16,196
Topps Company, Inc. (The)	2,255	18,536
TreeHouse Foods, Inc. *†	1,256	30,006
Tyson Foods, Inc. Class A †	10,231	152,033
UST, Inc. †	6,881	310,952
United Natural Foods, Inc. *†	1,912	63,134
Universal Corporation	1,078	40,123
Vector Group Ltd. †	2,168	35,230
WM Wrigley Jr. Company	7,657	347,322
		26,447,404
Building Materials—1.1%
Amcol International Corporation	1,186	31,251
Andersons, Inc. †	700	29,127
Carbo Ceramics, Inc. †	1,137	55,861
Champion Enterprises, Inc. *	2,559	28,251
Chemed Corporation	1,162	63,364
Chindex International, Inc. *†	548	4,335
Comfort Systems USA, Inc.	2,179	31,138
Conceptus, Inc. *	1,047	14,281
Digi International, Inc. *	1,976	24,759
Eagle Materials, Inc.	2,083	98,942
ElkCorp	938	26,048
EP Medsystems, Inc. *	5,240	9,013
Florida Rock Industries, Inc. †	2,697	133,960
Home Depot, Inc.	83,914	3,003,282
Ikon Office Solutions, Inc.	5,770	72,702
Ingram Micro, Inc. Class A *	6,500	117,845
Insight Enterprises, Inc. *	2,054	39,129
Jewett-Cameron Trading Ltd. (Canada) *	1,050	12,054
Louisiana-Pacific Corporation †	4,396	96,272
Lowe’s Companies, Inc.	28,530	1,730,915
Microtek Medical Holdings, Inc. *	1,250	4,775
Nyer Medical Group, Inc. *	2,532	6,912
Owens & Minor, Inc.	1,623	46,418
PSS World Medical, Inc. *†	3,574	63,081
Patterson Companies, Inc. *†	5,546	193,722
Performance Technologies, Inc. *	793	5,472
Precis, Inc. *	3,538	5,838
Programmers Paradise, Inc.	1,787	24,982
Quanta Services, Inc. *†	4,702	81,486
Rock of Ages Corporation	1,387	6,727
Tech Data Corporation *	2,057	78,804
USG Corporation *†	1,674	122,085
Vulcan Materials Company	4,221	329,238
		6,592,069
Chemicals—1.5%
A. Schulman, Inc.	1,444	33,053
AEP Industries, Inc. *	372	12,432
Air Products & Chemicals, Inc.	9,030	577,198
Airgas, Inc.	3,075	114,544
Albemarle Corporation †	1,856	88,865
Applied Films Corporation *	564	16,068
Arch Chemicals, Inc.	1,211	43,657
Atlantis Plastics, Inc. Class A	417	3,778
Avery Dennison Corporation	4,185	242,981
Cabot Corporation	2,693	92,962
Cabot Microelectronics Corporation *	1,049	31,795
CF Industries Holdings, Inc.	3,400	48,484
Chemtura Corporation	8,873	82,874
Church & Dwight, Inc.	2,569	93,563
Compass Minerals International, Inc.	2,200	54,890
Cooper Tire & Rubber Company †	3,066	34,155
Cytec Industries, Inc. †	1,644	88,217
Dow Chemical Company (The)	38,798	1,514,286
Eastman Chemical Company	3,211	173,394
Ecolab, Inc. †	8,093	328,414
EI Du Pont de Nemours & Company	37,462	1,558,419

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Empire Financial Holding Company	*	1,550	$4,340
FMC Corporation		1,668	107,403
Female Health Company (The)	*†	4,531	6,117
Georgia Gulf Corporation		1,268	31,725
HB Fuller Company		1,285	55,987
Hercules, Inc.	*	4,606	70,288
Huntsman Corporation	*†	2,600	45,032
International Flavors & Fragrances, Inc.		3,885	136,907
Landec Corporation	*	986	9,120
LSB Industries, Inc.	*†	1,411	11,655
Lubrizol Corporation		1,819	72,487
Lyondell Chemical Company		7,868	178,289
MacDermid, Inc.		1,456	41,933
Minerals Technologies, Inc.		868	45,136
Monsanto Company		10,773	906,979
Mosaic Company (The)	*†	4,509	70,566
Myers Industries, Inc.		1,716	29,498
NewMarket Corporation		1,200	58,872
NL Industries, Inc.		2,111	22,693
NuCo2, Inc.	*	1,261	30,314
Olin Corporation		2,796	50,132
OM Group, Inc.	*	1,147	35,385
Omnova Solutions, Inc.	*	6,478	36,795
PPG Industries, Inc.		7,052	465,432
Penford Corporation		785	13,266
Pharmos Corporation	*	1,375	2,901
PolyOne Corporation	*	2,862	25,128
Praxair, Inc.		13,493	728,622
Scotts Company (The) Class A		1,662	70,336
Sensient Technologies Corporation		2,027	42,385
Spartech Corporation		1,451	32,793
Stepan Company		556	17,558
SurModics, Inc.	*†	675	24,374
Trex Company, Inc.	*†	731	18,926
Tronox, Inc.—Class B	*	829	10,918
Tupperware Corporation		2,427	47,788
UAP Holding Corporation		2,800	61,068
Unifi, Inc.	*	2,629	7,624
USEC, Inc.		2,637	31,248
Valhi, Inc.		511	12,545
W.R. Grace & Company	*†	4,200	49,140
Wellman, Inc.		1,509	6,096
West Pharmaceutical Services, Inc.		1,704	61,821
			9,021,651
Coal—0.2%
Alpha Natural Resources, Inc.	*	1,280	25,114
Arch Coal, Inc.	†	4,116	174,395
Consol Energy, Inc.		7,462	348,625
International Coal Group, Inc.	*	4,900	35,231
James River Coal Company	*†	1,500	39,735
Natural Resource Partners, LP	†	1,000	54,200
Peabody Energy Corporation		10,424	581,138
Penn Virginia Resource Partners, LP	†	1,600	43,008
			1,301,446
Commercial Services—2.3%
Aaron Rents, Inc.		1,939	52,120
ABM Industries, Inc.		2,291	39,176
Accelrys, Inc.	*	1,145	8,164
Accenture Ltd. Class A (Bermuda)		19,300	546,576
ACCO Brands Corporation	*	1,319	28,886
Administaff, Inc.		1,143	40,931
Advisory Board Company (The)	*	950	45,685
Advo, Inc.		1,276	31,402
Affymetrix, Inc.	*	2,525	64,640
Akamai Technologies, Inc.	*†	5,664	204,980
Allied Waste Industries, Inc.	*	13,285	150,918
Ambassadors International, Inc.		523	12,160
Amerco, Inc.	*	805	81,031
AMN Healthcare Services, Inc.	*	1,507	30,592
Angelica Corporation		510	8,945
Antigenics, Inc.	*	1,707	3,619
APAC Customer Services, Inc.	*	1,972	3,786
Apollo Group, Inc. Class A	*	6,518	336,785
Applera Corporation Celera Genomics Group	*	3,028	39,213
Ariad Pharmaceuticals, Inc.	*†	1,662	7,496
Artemis International Solutions Corporation	*	555	882
Asset Acceptance Capital Corporation	*	27	535
Axonyx, Inc.	*	2,772	2,356
BISYS Group, Inc. (The)	*	5,178	70,939
Bandag, Inc.		1,000	36,590
Barrett Business Services, Inc.	*	3,900	71,565
BearingPoint, Inc.	*	8,105	67,839
Bowne & Company, Inc.		1,575	22,522
Bright Horizons Family Solutions, Inc.	*	1,208	45,530
Brink’s Company (The)		2,360	133,128
Career Education Corporation	*†	4,167	124,552
CDI Corporation		1,131	32,799
Celgene Corporation	*	13,412	636,131
Cendant Corporation		44,243	720,718
Central Parking Corporation		1,898	30,368
Cenveo, Inc.	*	2,792	50,116
Cintas Corporation		6,587	261,899
Ciphergen Biosystems, Inc.	*	1,500	1,665
Coinstar, Inc.	*	1,075	25,735
Consolidated Graphics, Inc.	*	776	40,399
Convergys Corporation	*	5,933	115,693
Corinthian Colleges, Inc.	*	3,624	52,041
Corporate Executive Board Company		1,507	151,001
Courier Corporation		424	16,968
CRA International, Inc.	*	986	44,508
CuraGen Corporation	*	1,768	6,188
CV Therapeutics, Inc.	*†	1,424	19,893
Cytyc Corporation	*	4,240	107,526
DataTRAK International, Inc.	*†	3,924	28,214
DeVry, Inc.	*†	2,980	65,471
DiamondCluster International, Inc. Class A	*	1,431	11,334
Digitas, Inc.	*	2,891	33,593
Diversa Corporation	*	1,790	17,291
Dollar Thrifty Automotive Group, Inc.	*	1,057	47,639
Dun & Bradstreet Company	*	2,641	184,025
EGL, Inc.	*†	1,861	93,422
Edgewater Technology, Inc.	*	1,533	10,639
eFunds Corporation	*	2,250	49,612
Ennis Business Forms, Inc.		695	13,678
EntreMed, Inc.	*	1,390	2,293
EPIQ Systems, Inc.	*	725	12,064
Equifax, Inc.		4,973	170,773
eResearch Technology, Inc.	*†	2,056	18,710
Escala Group, Inc.	*†	951	4,451
Exact Sciences Corporation	*	1,250	2,625
Exelixis, Inc.	*	2,695	27,085
First Aviation Services, Inc.	*	1,818	7,217
First Consulting Group, Inc.	*	1,097	9,697

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Fluor Corporation		3,405	$316,427
Forrester Research, Inc.	*	963	26,945
FTI Consulting, Inc.	*	1,735	46,446
G&K Services, Inc. Class A		1,008	34,574
Gene Logic, Inc.	*	950	1,282
Gen-Probe, Inc.	*	1,849	99,809
Gevity HR, Inc.	†	964	25,594
H&R Block, Inc.		13,798	329,220
Harris Interactive, Inc.	*	2,730	15,561
Healthcare Services Group, Inc.		2,490	52,165
Heidrick & Struggles International, Inc.	*	865	29,272
Hewitt Associates, Inc. Class A	*	2,317	52,086
Icos Corporation	*	2,748	60,429
I-many, Inc.	*	951	2,282
Incyte Corporation	*	3,102	14,269
Inergy, LP		1,700	43,792
Internet Capital Group, Inc.	*	49	441
inVentiv Health, Inc.		2,100	60,438
IPIX Corporation	*†	1,024	883
Iron Mountain, Inc.	*	4,764	178,078
Isis Pharmaceuticals, Inc.	*	2,216	13,407
ITT Educational Services, Inc.	*	1,873	123,262
Jacobs Engineering Group, Inc.	*	1,919	152,829
John H. Harland Company		1,281	55,723
Kelly Services, Inc. Class A		1,173	31,870
Kforce.com, Inc.	*	297	4,601
Korn Ferry International	*	1,624	31,814
Kosan Biosciences, Inc.	*	2,000	8,000
Labor Ready, Inc.	*	2,485	56,285
Landauer, Inc.		598	28,644
Laureate Education, Inc.	*	1,885	80,358
Learning Tree International, Inc.	*	766	6,718
LECG Corporation	*	73	1,348
Lexicon Genetics, Inc.	*	2,343	10,286
LifeCell Corporation	*	1,119	34,599
Lionbridge Technologies, Inc.	*	1,165	6,442
Luminex Corporation	*	1,070	18,607
Macquarie Infrastructure Company Trust		2,000	55,180
Magellan Health Services, Inc.	*	1,400	63,434
Management Network Group, Inc.	*	1,600	3,481
Manpower, Inc.		3,593	232,108
MasterCard, Inc. Class A		2,238	107,424
Maximus, Inc.		1,052	24,354
Maxygen, Inc.	*	1,231	9,208
Medical Staffing Network Holdings, Inc.	*	1,686	8,413
Midas, Inc.	*	1,277	23,497
Millennium Cell, Inc.	*†	1,700	2,431
Mobile Mini, Inc.	*	2,000	58,520
MoneyGram International, Inc.		3,750	127,312
Monogram Biosciences, Inc.	*	2,414	4,780
Moody’s Corporation		10,748	585,336
MPS Group, Inc.	*	3,706	55,812
MPW Industrial Services Group, Inc.	*	547	1,362
MSGI Security Solutions, Inc.	*	938	2,420
MTC Technologies, Inc.	*	619	14,627
Myriad Genetics, Inc.	*†	1,210	30,552
NCO Group, Inc.	*	1,314	34,742
National Research Corporation		1,250	29,062
Navigant Consulting, Inc.	*	2,313	52,389
NeoPharm, Inc.	*†	964	5,138
NetRatings, Inc.	*	1,164	16,168
Neurogen Corporation	*	1,872	9,585
Omnicell, Inc.	*	783	10,821
On Assignment, Inc.	*	1,243	11,423
Online Resources Corporation	*	700	7,238
Opsware, Inc.	*	2,730	22,495
Oscient Pharmaceuticals Corporation	*	1,510	1,299
Overland Storage, Inc.	*	481	3,223
Paychex, Inc.		13,545	527,984
PDI, Inc.	*	703	10,116
Pegasystems, Inc.	*	2,141	13,745
Perma-Fix Environmental Services	*	5,502	11,719
Per-Se Technologies, Inc.	*	1,658	41,748
Pfsweb, Inc.	*	5,683	5,740
Pharmaceutical Product Development, Inc.		4,736	166,328
PHH Corporation	*	2,212	60,918
Portfolio Recovery Associates, Inc.	*†	504	23,033
Possis Medical, Inc.	*	1,278	11,259
Pre-Paid Legal Services, Inc.	†	779	26,875
Presstek, Inc.	*	945	8,798
Princeton Review, Inc.	*	818	4,352
Ramtron International Corporation	*	1,920	3,802
RCM Technologies, Inc.	*	1,593	7,997
Regeneration Technologies, Inc.	*	807	5,165
Regis Corporation		1,818	64,739
Rent-A-Center, Inc.	*†	3,377	83,952
Rentech, Inc.	*	7,800	36,270
Rent-Way, Inc.	*	1,060	7,823
Republic Services, Inc.		5,629	227,074
Res-Care, Inc.	*	1,222	24,440
Resources Connection, Inc.	*	2,060	51,541
Rewards Network, Inc.	*	1,127	9,208
Robert Half International, Inc.	†	7,107	298,494
Rollins, Inc.		661	12,982
RR Donnelley & Sons Company		8,887	283,940
Ryder System, Inc.	†	2,660	155,424
Savient Pharmaceuticals, Inc.	*	1,389	7,292
Sequenom, Inc.		614	1,046
Service Corporation International		11,775	95,848
ServiceMaster Company (The)		11,826	122,163
SFBC International, Inc.	*	576	8,732
Sitel Corporation	*	2,384	9,345
Sotheby’s Holdings, Inc. Class A	*	2,623	68,854
Sourcecorp, Inc.	*	748	18,543
Spherion Corporation	*	2,689	24,524
Standard Register Company (The)		1,650	19,552
StarTek, Inc.		994	14,860
Steiner Leisure, Ltd. (Bahama Islands)	*	1,503	59,414
Stericycle, Inc.	*	1,569	102,142
Strayer Education, Inc.		551	53,513
Suburban Propane Partners, LP		1,800	56,736
SupportSoft, Inc.	*	1,562	6,154
Symyx Technologies, Inc.	*	1,374	33,182
Synagro Technologies, Inc.		3,224	12,670
Tejon Ranch Company	*†	762	31,364
TeleTech Holdings, Inc.	*	2,738	34,663
Telik, Inc.	*†	1,748	28,842
Tetra Tech, Inc.	*	2,114	37,502
TRC Companies, Inc.	*	327	3,443
Trimeris, Inc.	*	1,214	13,949
United Rentals, Inc.	*†	3,294	105,342
Universal Compression Holdings, Inc.	*	1,492	93,951
Universal Technical Institute, Inc.	*	418	9,204
URS Corporation	*	1,582	66,444

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Valassis Communications, Inc.	*	2,236	$52,747
Varsity Group, Inc.	*	2,747	11,208
Vertrue, Inc.	*†	749	32,229
Viad Corporation		937	29,328
Volt Information Sciences, Inc.	*	833	38,818
Waste Connections, Inc.	*	1,575	57,330
Waste Industries USA, Inc.		1,296	29,393
Waste Management, Inc.		22,871	820,611
Watson Wyatt & Company Holdings		1,600	56,224
Weight Watchers International, Inc.		1,826	74,665
Westaff, Inc.	*	942	3,994
Wind River Systems, Inc.	*	3,206	28,533
World Fuel Services Corporation		960	43,862
Wright Express Corporation	*	1,750	50,295
Xanser Corporation	*	1,100	5,555
			13,765,176
Communications—1.8%
Ace*Comm Corporation	*	3,033	8,280
ADC Telecommunications, Inc.	*	4,773	80,473
AltiGen Communications, Inc.	*	4,109	6,492
American Tower Corporation Class A	*†	15,861	493,594
Anadigics, Inc.	*†	957	6,431
Andrew Corporation	*	6,376	56,491
Anixter International, Inc.	†	1,723	81,774
Applied Innovation, Inc.	*	500	1,850
Applied Signal Technology, Inc.		1,237	21,078
Arris Group, Inc.	*	2,896	37,996
Avaya, Inc.	*	17,294	197,497
Avici Systems, Inc.	*	711	4,110
Avistar Communications Corporation	*	774	1,339
Blonder Tongue Laboratories	*	2,285	3,884
Broadwing Corporation	*	1,358	14,055
CalAmp Corporation	*	550	4,889
Carrier Access Corporation	*	1,178	9,742
C-COR.net Corporation	*	1,547	11,943
Centillium Communications, Inc.	*	1,588	4,462
Checkpoint Systems, Inc.	*	1,441	32,005
Ciena Corporation	*†	19,667	94,598
Comtech Telecommunications	*	1,350	39,514
Comverse Technology, Inc.	*†	7,999	158,140
Corning, Inc.	*	57,683	1,395,352
Crown Castle International Corporation	*†	8,983	310,273
CT Communications, Inc.		214	4,894
Cubic Corporation		1,692	33,180
Digital Lightwave, Inc.	*	2,931	879
Ditech Networks, Inc.		1,360	11,859
EndWave Corporation	*†	911	11,324
Foundry Networks, Inc.	*	5,421	57,788
Glenayre Technologies, Inc.	*	2,143	5,658
Harmonic, Inc.	*	2,820	12,634
Harris Corporation		6,090	252,796
Hungarian Telephone & Cable Corporation	*†	712	10,687
ID Systems, Inc.	*	2,016	35,744
InterDigital Communications Corporation	*	2,803	97,853
International Electronics, Inc.	*	1,150	2,012
Inter-Tel, Inc.		1,334	28,094
InterVoice, Inc.	*	1,395	9,932
Intraware, Inc.	*	783	4,776
L-3 Communications Holdings, Inc.		5,024	378,910
Marvell Technology Group Ltd. (Bermuda)	*	9,250	410,052
McData Corporation Class A	*	5,654	23,068
MDI, Inc.	*	271	209
Metro One Telecommunications	*	957	632
Mindspeed Technologies, Inc.	*	4,009	9,662
Motorola, Inc.		101,990	2,055,098
Network Appliance, Inc.	*†	14,316	505,355
NMS Communications Corporation	*	1,250	4,525
On2 Technologies, Inc.	*	4,620	3,188
Openwave Systems, Inc.	*	2,570	29,658
Peco II, Inc.	*	657	1,215
Pegasus Wireless Corporation	†	5,400	48,276
Plantronics, Inc.		1,826	40,555
Polycom, Inc.	*	4,177	91,560
Powerwave Technologies, Inc.	*†	2,434	22,198
Premiere Global Services, Inc.	*	2,174	16,414
Qualcomm, Inc.		67,198	2,692,624
SBA Communications Corporation	*	1,350	35,289
SeaChange International, Inc.	*†	958	6,668
Sirius Satellite Radio, Inc.	*†	47,469	225,478
Socket Communications, Inc.	*	1,300	1,586
Sonus Networks, Inc.	*†	10,700	52,965
Spectralink Corporation		1,133	9,993
Standard Microsystems Corporation	*	806	17,595
Stratex Networks, Inc.	*	2,680	9,085
Tekelec	*	2,569	31,727
Tollgrade Communications, Inc.	*	601	5,830
Tut Systems, Inc.	*	1,414	3,422
Ulticom, Inc.	*	1,583	16,574
Universal Security Instruments, Inc.	*	1,400	31,766
Utstarcom, Inc.	*	4,555	35,483
Viasat, Inc.	*	1,190	30,559
Westell Technologies, Inc. Class A	*	1,821	3,988
XM Satellite Radio Holdings, Inc. Class A	*†	8,921	130,693
Zhone Technologies, Inc.	*	3,915	7,987
Zix Corporation	*†	1,015	853
Zoom Telephonics, Inc.	*	2,711	2,955
			10,650,067
Computer Software & Processing—5.5%
3D Systems Corporation	*	1,158	23,264
Activision, Inc.	*	9,514	108,269
Actuate Corporation	*	2,084	8,419
Acxiom Corporation		3,451	86,275
Adobe Systems, Inc.	*	24,281	737,171
Advent Software, Inc.	*	1,451	52,338
Affiliated Computer Services, Inc. Class A	*	5,361	276,681
Agile Software Corporation	*	2,086	13,225
Alliance Data Systems Corporation	*	1,955	114,993
Altiris, Inc.	*	974	17,571
American Access Technologies, Inc.	*	1,400	1,484
American Software, Inc. Class A		1,950	13,104
AMICAS, Inc.	*	1,846	5,963
answerthink, Inc.	*	1,140	4,594
Ansys, Inc.	*	1,198	57,288
Applied Digital Solutions, Inc.	*†	195	369
Applix, Inc.	*	6,240	46,051
Arbitron, Inc.		1,298	49,752
Ariba, Inc.	*	2,075	17,077

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Art Technology Group, Inc.	*	8,333	$24,832
Aspen Technology, Inc.	*†	1,529	20,060
At Road, Inc.	*	1,947	10,747
Audible, Inc.	*†	1,213	11,026
Autobytel, Inc.	*	1,384	4,886
Autodesk, Inc.	*	9,258	319,031
Automatic Data Processing, Inc.		24,668	1,118,694
Avocent Corporation	*	2,007	52,684
BEA Systems, Inc.	*	16,581	217,045
BMC Software, Inc.	*	9,391	224,445
Bankrate, Inc.	*†	1,083	40,894
Blackbaud, Inc.		2,650	60,155
Blackboard, Inc.		1,400	40,544
Blue Coat Systems, Inc.	*	536	9,037
Borland Software Corporation	*	2,936	15,502
Brady Corporation Class A		2,402	88,490
Bsquare Corp.	*	225	499
CA, Inc.	†	20,331	417,802
CMGI, Inc.	*	10,077	12,193
CNET Networks, Inc.	*†	5,501	43,898
CSG Systems International, Inc.	*	2,153	53,265
CACI International, Inc. Class A	*	1,198	69,879
Cadence Design Systems, Inc.	*	10,745	184,277
Callidus Software, Inc.	*	172	908
Captaris, Inc.	*	1,164	5,413
Carreker Corporation	*	1,681	12,019
Cellular Technical Services Company, Inc.	*	500	1,250
Ceridian Corporation	*	6,177	150,966
Cerner Corporation	*†	3,044	112,963
Checkfree Corporation	*†	3,356	166,323
Choicepoint, Inc.	*†	3,112	129,988
Chordiant Software, Inc.	*	4,648	14,083
Ciber, Inc.	*	2,444	16,106
Citrix Systems, Inc.	*	6,809	273,313
Clinical Data, Inc.	†	1,332	21,365
Cogent Communications Group, Inc.	*	95	890
Cognex Corporation		2,023	52,659
Cognizant Technology Solutions Corporation	*	5,276	355,444
Computer Horizons Corporation	*	1,347	6,358
Computer Sciences Corporation	*	8,174	395,949
Compuware Corporation	*	15,945	106,831
Concur Technologies, Inc.	*	2,083	32,224
Corillian Corporation	*	1,471	4,398
CoStar Group, Inc.	*†	770	46,069
Covansys Corporation	*	1,477	18,566
Cybersource Corporation	*	1,281	14,988
DST Systems, Inc.	*†	2,794	166,243
DealerTrack Holdings, Inc.	*	1,800	39,798
Deluxe Corporation		2,098	36,673
Dendrite International, Inc.	*	1,587	14,664
Digital Insight Corporation	*	1,463	50,166
Digital River, Inc.	*†	1,627	65,715
DocuCorp International, Inc.	*	449	3,354
Earthlink, Inc.	*	5,814	50,349
EasyLink Services Corporation Class A	*	233	156
ebix.com, Inc.	*	1,754	29,818
Echelon Corporation	*†	1,769	13,250
Eclipsys Corporation	*	1,846	33,523
eCollege.com, Inc.	*	635	13,424
Egain Communications Corporation	*	2,913	3,787
Electro Rent Corporation	*	950	15,219
Electronic Arts, Inc.	*	12,060	519,062
Electronic Data Systems Corporation		22,135	532,568
Electronics for Imaging	*†	2,638	55,081
Embarcadero Technologies, Inc.	*	1,252	7,637
eMerge Interactive, Inc.		224	504
Entrust Technologies, Inc.	*	2,200	7,502
Epicor Software Corporation	*	1,693	17,827
eSpeed, Inc. Class A	*	1,470	12,245
Evolving Systems, Inc.	*	1,054	1,328
F5 Networks, Inc.	*†	1,332	71,235
Factset Research Systems, Inc.		1,490	70,477
Fair Isaac Corporation	†	3,039	110,346
FalconStor Software, Inc.	*†	1,373	9,570
Fidelity National Information Services, Inc.	†	3,068	108,607
Filenet Corporation	*	1,659	44,677
First Data Corporation		31,890	1,436,326
Fiserv, Inc.	*	7,444	337,660
Gartner Group, Inc. Class A	*	1,179	16,742
Gerber Scientific, Inc.	*	1,608	20,920
Google, Inc. Class A	*	8,125	3,407,056
GTECH Holdings Corporation		4,772	165,970
Hypercom Corporation	*	1,992	18,625
HyperFeed Technologies, Inc.	*	1,613	1,169
Hyperion Solutions Corporation	*	2,527	69,745
IMS Health, Inc.		9,936	266,782
iGate Capital Corporation	*	1,397	8,927
Informatica Corporation	*	3,171	41,730
Inforte Corporation		1,897	8,992
Infospace, Inc.	*	1,323	29,992
InfoUSA, Inc.		1,708	17,609
Integral Systems, Inc.		631	16,930
Interactive Data Corporation		1,521	30,557
Interactive Intelligence, Inc.	*	950	13,433
Intergraph Corporation	*	944	29,727
Internap Network Services Corporation	*	11,690	12,274
Internet Security Systems, Inc.	*	2,038	38,416
Intervideo, Inc.	*†	500	4,885
Interwoven, Inc.	*	1,908	16,371
Intrusion, Inc.	*	266	112
Intuit, Inc.	*	6,537	394,769
JDA Software Group, Inc.	*	1,256	17,622
Jack Henry & Associates, Inc.		3,591	70,599
Juniper Networks, Inc.	*†	21,310	340,747
Keane, Inc.	*	2,631	32,887
Keynote Systems, Inc.	*	1,400	14,434
Knot, Inc. (The)	*	2,304	48,223
Kronos, Inc.	*†	1,283	46,457
Lawson Software, Inc.		8,700	58,290
LivePerson, Inc.	*	3,333	16,165
Looksmart	*	500	1,620
Loudeye Corp.		504	1,134
LQ Corp., Inc.	*	161	267
Magma Design Automation, Inc.	*	1,429	10,503
Manhattan Associates, Inc.	*	1,346	27,310
Mantech International Corporation Class A	*	1,217	37,557
Manugistics Group, Inc.	*	2,823	7,057
Mapinfo Corporation	*	811	10,584
McAfee, Inc.	*	6,724	163,191
Mediware Information Systems	*	1,088	10,499
Mentor Graphics Corporation	*	2,745	35,630
MetaSolv, Inc.	*	1,380	3,892
Microsoft Corporation		368,175	8,578,477
MicroStrategy, Inc. Class A	*	513	50,028
Mitek Systems, Inc.	*	3,473	3,681
MIVA, Inc.	*	990	4,010

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Mobius Management Systems, Inc.	*	878	$5,092
Move, Inc.		7,362	40,344
MRO Software, Inc.	*	848	17,019
NCR Corporation	*	7,848	287,551
Napster, Inc.	*	1,145	3,527
National Instruments Corporation		3,414	93,544
Navisite, Inc.	*†	3,725	16,763
NAVTEQ Corporation	*	3,700	165,316
Neoware Systems, Inc.	*†	900	11,061
NetFlix, Inc.	*†	679	18,476
NETIQ Corporation	*	2,493	30,390
Netscout Systems, Inc.	*	1,250	11,150
Netsmart Technologies, Inc.	*	505	6,545
NIC, Inc.	*	2,450	17,714
Novell, Inc.	*†	15,492	102,712
NVE Corporation	*†	348	5,001
Nvidia Corporation	*	13,456	286,478
Onyx Software Corporation	*	469	2,336
Open Solutions, Inc.	*	312	8,302
Oracle Corporation	*	162,489	2,354,466
Packeteer, Inc.	*	1,900	21,546
Parametric Technology Corp.	*	4,423	56,216
PDF Solutions, Inc.	*	974	12,087
Perot Systems Corporation Class A	*	4,359	63,118
Phoenix Technologies Ltd.	*	907	4,363
Plato Learning, Inc.	*	1,825	11,352
Progress Software Corporation	*	1,322	30,948
QAD, Inc.		1,363	10,563
Quality Systems, Inc.		768	28,278
Quest Software, Inc.	*	3,847	54,012
RSA Security, Inc.	*	2,330	63,353
Radiant Systems, Inc.	*	1,019	10,771
Radisys Corporation	*	961	21,104
RealNetworks, Inc.	*	5,844	62,531
Red Hat, Inc.	*†	7,251	169,673
Renaissance Learning, Inc.		1,353	18,333
Reynolds & Reynolds Company (The) Class A		2,210	67,781
S1 Corporation	*	2,636	12,653
Saba Software, Inc.	*	1,576	8,605
SafeNet, Inc.	*	1,099	19,474
SAFLINK Corporation	*	4,996	1,849
Salesforce.com, Inc.	*†	2,200	58,652
Sapient Corporation	*	4,150	21,995
Scientific Learning Corporation	*	3,145	14,467
SCO Group, Inc. (The)	*†	997	4,088
Secure Computing Corporation	*	1,554	13,364
Sonic Foundry, Inc.	*	1,200	2,004
SonicWall, Inc.	*	2,442	21,954
SPSS, Inc.	*	690	22,177
SRA International, Inc. Class A	*	1,664	44,312
Stellent, Inc.		3,513	33,549
Stratasys, Inc.	*	891	26,249
Sybase, Inc.	*	3,825	74,205
Sykes Enterprises, Inc.	*	1,423	22,996
Symantec Corporation	*	42,486	660,232
SYNNEX Corporation	*	104	1,972
Synopsys, Inc.	*	6,501	122,024
Synplicity, Inc.	*	1,050	6,164
Syntel, Inc.		1,554	31,795
Take-Two Interactive Software, Inc.	*†	2,643	28,174
Talx Corporation		1,039	22,723
Technology Solutions Co.	*	108	999
TenFold Corporation	*	4,098	1,229
THQ, Inc.	*	2,914	62,942
3Com Corporation	*	14,501	74,245
TIBCO Software, Inc.	*	8,337	58,776
Total System Services, Inc.	†	1,651	31,782
Tradestation Group, Inc.	*†	1,690	21,412
Transaction Systems Architects, Inc. Class A	*	1,298	54,114
Trizetto Group, Inc.	*	1,550	22,925
Tumbleweed Communications Corporation	*	1,102	3,141
Ultimate Software Group, Inc.	*	1,242	23,797
Unisys Corporation	*	13,714	86,124
United Online, Inc.	†	2,509	30,108
Vasco Data Security International, Inc.	*	3,804	31,763
Verint Systems, Inc.	*	1,152	33,627
VeriSign, Inc.	*†	10,106	234,156
Versant Corporation	*	330	2,211
VerticalNet, Inc.		264	341
Viewpoint Corporation	*	1,140	1,995
Vignette Corporation	*	737	10,745
Vitria Technology, Inc.	*	1,150	3,266
WatchGuard Technologies, Inc.	*	1,100	4,477
Wave Systems Corporation Class A	*	3,014	2,019
WebEx Communications, Inc.	*†	1,743	61,946
Webmethods, Inc.	*	2,153	21,250
Websense, Inc.	*	1,958	40,217
Witness Systems, Inc.	*	1,980	39,937
XETA Technologies, Inc.	*	1,946	5,352
Yahoo!, Inc.	*	54,402	1,795,266
			32,939,889
Computers—0.1%
Sun Microsystems, Inc.	*	135,549	562,528
Computers & Information—3.6%
Advanced Digital Information Corporation	*†	2,414	28,413
Apple Computer, Inc.	*	33,280	1,900,954
Authentidate Holding Corporation	*	1,023	2,711
Black Box Corporation		865	33,155
Brocade Communications Systems, Inc.	*	9,768	59,976
CDW Corporation		2,743	149,905
Ciprico, Inc.	*	1,658	9,998
Cirrus Logic, Inc.	*	2,946	23,980
Cisco Systems, Inc.	*	248,564	4,854,455
Concurrent Computer Corporation	*	1,901	4,962
Cray, Inc.		714	7,104
Dataram Corporation		1,175	5,487
Datawatch Corporation	*	3,500	12,530
Dell, Inc.	*	84,449	2,061,400
Diebold, Inc.	†	3,079	125,069
Dot Hill Systems Corporation	*	1,396	4,774
EMC Corporation	*	101,120	1,109,286
Emulex Corporation	*	3,408	55,448
Exabyte Corp.	*	156	19
Extreme Networks, Inc.	*	4,491	18,683
Focus Enhancements, Inc.	*	5,319	5,213
Gateway, Inc.	*	13,470	25,593
Global Imaging Systems, Inc.	*	945	39,010
Global Payment Technologies, Inc.	*	1,270	2,477
Hewlett-Packard Company		113,930	3,609,302

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
InFocus Corporation *	1,636	$4,679
International Business Machines Corporation	62,891	4,831,287
International Game Technology	13,866	526,076
Iomega Corporation *	1,865	5,129
Iteris, Inc. *	4,263	10,146
Lexmark International, Inc. *	5,131	286,464
MTI Technology Corporation *	3,844	4,574
Micros Systems, Inc. *	1,714	74,868
MTM Technologies, Inc. *	500	1,700
Netgear, Inc. *†	1,206	26,110
Network Engines, Inc. *	1,329	2,512
Nuance Communications, Inc. *	4,541	45,682
Palm, Inc. *†	4,574	73,641
Paxar Corporation *	1,971	40,543
Pitney Bowes, Inc.	9,192	379,630
Planar Systems, Inc. *	785	9,451
ProQuest Company *†	1,332	16,370
Quantum Corporation *	6,681	17,504
Rackable Systems, Inc. *	1,843	72,780
Safeguard Scientifics, Inc. *	4,073	8,798
Sandisk Corporation *	6,437	328,158
ScanSource, Inc. *	1,126	33,014
Scientific Games Corporation Class A *	2,517	89,656
SCM Microsystems, Inc. *	1,494	4,557
Seagate Technology (Cayman Islands) †	20,081	454,634
SimpleTech, Inc. *	1,055	3,956
Solectron Corporation *	44,284	151,451
Symbol Technologies, Inc.	9,570	103,260
TransAct Technologies, Inc. *	888	9,146
VA Software Corporation *	2,018	7,830
VitalStream Holdings, Inc.	250	2,650
Web.com, Inc. *	705	4,209
Western Digital Corporation *	8,154	161,531
Zebra Technologies Corporation Class A *	2,988	102,070
		22,043,970
Containers & Packaging—0.1%
Ball Corporation	4,676	173,199
Crown Holdings, Inc. *	6,844	106,561
Sealed Air Corporation	3,527	183,686
Silgan Holdings, Inc.	454	16,803
		480,249
Cosmetics & Personal Care—1.7%
1-800 Contacts, Inc. *	502	7,530
Alberto Culver Company Class B	3,659	178,266
Avon Products, Inc.	20,628	639,468
Chattem, Inc. *†	872	26,483
Clorox Company	6,558	399,841
Colgate-Palmolive Company	20,694	1,239,571
Elizabeth Arden, Inc. *†	1,017	18,184
Estee Lauder Companies, Inc. (The) Class A	5,057	195,554
Procter & Gamble Company	133,037	7,396,857
Quaker Chemical Corporation	483	9,032
		10,110,786
Diversified—2.7%
3M Company	28,769	2,323,672
General Electric Company	423,956	13,973,590
		16,297,262
Diversified Manufacturing—0.0%
Koppers Holdings, Inc.	2,000	39,980
E-Commerce Services—0.0%
Emdeon Corp. *	12,459	154,616
Electric Utilities—3.1%
AES Corporation (The) *	25,835	476,656
Allegheny Energy, Inc. *	5,273	195,470
Allete, Inc. †	1,243	58,856
Alliant Energy Corporation	4,491	154,041
Ameren Corporation	8,429	425,665
American Electric Power Company, Inc.	16,393	561,460
Aquila, Inc. *	7,275	30,628
Avista Corporation	1,759	40,158
Black Hills Corporation	2,041	70,068
CMS Energy Corporation *	6,681	86,452
Centerpoint Energy, Inc.	12,705	158,813
Central Vermont Public Service Corporation	540	9,979
CH Energy Group, Inc.	694	33,312
Cleco Corporation	2,109	49,034
Consolidated Edison, Inc. †	10,555	469,064
Constellation Energy Group, Inc.	7,642	416,642
DTE Energy Company	6,985	284,569
Dominion Resources, Inc.	14,361	1,074,059
DPL, Inc.	5,037	134,992
Duke Energy Corp.	47,382	1,391,609
Duquesne Light Holdings, Inc. †	2,789	45,851
Edison International	12,022	468,858
EL Paso Electric Company *	1,748	35,240
Empire District Electric Company (The)	1,197	24,598
Energy East Corporation	5,959	142,599
Entergy Corporation	9,094	643,401
Exelon Corporation †	27,740	1,576,464
FPL Group, Inc. †	14,666	606,879
FirstEnergy Corporation	14,286	774,444
Great Plains Energy, Inc. †	2,828	78,788
Green Mountain Power Corporation	1,811	61,556
Hawaiian Electric Industries, Inc.	3,066	85,572
Idacorp, Inc.	1,515	51,949
KeySpan Corporation	7,299	294,880
MGE Energy, Inc.	1,559	48,563
Mirant Corp. *†	12,190	326,692
NiSource, Inc.	10,893	237,903
Northeast Utilities	5,201	107,505
NRG Energy, Inc. *†	4,000	192,720
NSTAR	4,374	125,096
OGE Energy Corporation	4,734	165,832
Otter Tail Corporation	1,095	29,926
PG&E Corporation	15,609	613,122
PPL Corporation	16,516	533,467
Pepco Holdings, Inc.	7,066	166,616
Pinnacle West Capital Corporation	3,789	151,219
Plug Power, Inc. *†	2,704	12,628
PNM Resources, Inc.	2,169	54,138
Portland General Electric Company †	1,100	27,467
Progress Energy, Inc.	10,169	435,945
Public Service Enterprise Group, Inc.	9,757	645,133
Puget Energy, Inc. †	3,548	76,211
Reliant Energy, Inc. *†	11,470	137,411
SCANA Corporation	4,791	184,837
Sempra Energy	8,687	395,085
Sierra Pacific Resources *	3,864	54,096
Southern Company (The) †	30,082	964,128

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
TXU Corporation		19,278	$1,152,632
TECO Energy, Inc.		7,797	116,487
UIL Holdings Corporation		898	50,548
Unisource Energy Corporation		1,571	48,937
Unitil Corporation		420	10,105
Westar Energy, Inc.		4,032	88,704
Wisconsin Energy Corporation		4,564	183,929
WPS Resources Corporation		1,431	70,978
Xcel Energy, Inc.		16,552	317,467
			18,738,133
Electrical Equipment—0.5%
Active Power, Inc.	*†	1,093	3,705
Acuity Brands, Inc.		1,873	72,878
Advanced Lighting Technologies, Inc.	*‡***	972	—
Aeroflex, Inc.	*	2,811	32,804
Ametek, Inc.		2,823	133,754
AZZ, Inc.	*	1,031	27,023
Baldor Electric Company		1,338	41,866
C&D Technologies, Inc.		1,159	8,716
Capstone Turbine Corporation	*	2,450	5,586
Cataytica Energy Systems, Inc.	*	852	1,210
Cherokee International Corporation	*	29	112
Cooper Industries Ltd. Class A		3,973	369,171
Distributed Energy Systems Corporation	*	3,756	19,419
Electro Scientific Industries, Inc.	*	1,421	25,564
Emerson Electric Company		16,962	1,421,585
Energizer Holdings, Inc.	*	3,122	182,856
Energy Conversion Devices, Inc.	*	781	28,452
Evans & Sutherland Computer Corporation	*	1,882	9,410
Franklin Electric Company, Inc.		902	46,579
FuelCell Energy, Inc.	*	1,938	18,566
Genlyte Group, Inc.	*	1,102	79,818
GrafTech International Ltd.	*	3,487	20,225
Greatbatch, Inc.	*	942	22,231
JMAR Technologies, Inc.	*	2,904	1,859
Lincoln Electric Holdings, Inc.		1,877	117,594
Littelfuse, Inc.	*	909	31,251
LSI Industries, Inc.		1,083	18,400
Medis Technologies Ltd.	*†	704	14,277
Metrologic Instruments, Inc.	*	722	10,837
Moog, Inc. Class A	*	1,446	49,482
Powell Industries, Inc.	*	1,045	25,007
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,809	9,551
Regal-Beloit Corporation		1,272	56,159
Servotronics, Inc.	*	705	4,477
Spectrum Brands, Inc.	*†	1,490	19,251
Superconductor Technologies	*	208	424
Tech/Ops Sevcon, Inc.		719	4,544
Teleflex, Inc.		1,322	71,414
Thomas & Betts Corporation	*	2,428	124,556
Trans-Lux Corporation		866	5,153
Ultralife Batteries, Inc.	*†	416	4,214
Universal Display Corporation	*	1,350	17,969
Universal Electronics, Inc.	*	639	11,317
Valence Technology, Inc.	*†	6,972	12,062
Vicor Corporation		1,380	22,867
Woodhead Industries, Inc.		903	17,283
			3,221,478
Electronic Compo Semiconductors—0.0%
Syntax-Brillian Corp.	*	180	432
Electronics—3.2%
8X8, Inc.	*†	3,048	2,987
AVX Corporation	†	2,270	35,843
Actel Corporation	*	1,140	16,359
Adaptec, Inc.	*	3,850	16,709
Advanced Energy Industries, Inc.	*	1,428	18,907
Advanced Micro Devices, Inc.	*	14,462	353,162
Agere Systems, Inc.	*	6,929	101,856
Agilent Technologies, Inc.	*	19,030	600,587
Agilysys, Inc.		1,335	24,030
Alliance Fiber Optic Products, Inc.	*	4,817	6,985
Alliance Semiconductor Corporation	*	1,335	3,618
Altera Corporation	*	14,718	258,301
American Power Conversion Corporation	†	8,237	160,539
American Superconductor Corporation	*†	1,147	10,128
AMIS Holdings, Inc.	*	850	8,500
Amkor Technology, Inc.	*†	7,211	68,216
Amphenol Corporation Class A		3,688	206,380
Analog Devices, Inc.		15,241	489,846
Anaren, Inc.	*	813	16,658
Applied Micro Circuits Corporation	*	12,746	34,797
Arrow Electronics, Inc.	*	4,585	147,637
Atheros Communications, Inc.	*	2,700	51,192
Atmel Corporation	*	18,733	103,968
ATMI, Inc.	*†	1,559	38,383
Avanex Corporation	*	5,030	8,853
Avnet, Inc.	*	5,129	102,683
AXT, Inc.	*	946	3,065
Barnes Group, Inc.		2,018	40,259
Bel Fuse, Inc. Class A		545	14,797
Belden CDT, Inc.		1,894	62,597
Benchmark Electronics, Inc.	*†	2,520	60,782
Broadcom Corporation Class A	*	16,147	485,217
California Micro Devices Corporation	*	745	2,980
Caliper Life Sciences, Inc.	*	867	4,326
Carlisle Companies, Inc.		1,226	97,222
Catalyst Semiconductor, Inc.	*	2,415	8,766
Catapult Communications Corporation	*	750	8,175
Ceradyne, Inc.	*†	1,867	92,398
Ceva, Inc.	*	692	4,000
Conexant Systems, Inc.	*	20,460	51,150
Cree, Inc.	*†	3,097	73,585
CTS Corporation		1,580	23,526
Cymer, Inc.	*	1,498	69,597
Cypress Semiconductor Corporation	*†	4,876	70,897
DRS Technologies, Inc.	†	1,486	72,443
Diodes, Inc.		1,600	66,304
Dolby Laboratories, Inc. Class A	*	1,370	31,921
DSP Group, Inc.	*	1,194	29,671
EDO Corporation		1,198	29,159
Emcor Group, Inc.	*	1,454	70,766
Emcore Corporation	*	1,219	11,702
EMS Technologies, Inc.	*	960	17,251
ESCO Technologies, Inc.	*	1,222	65,316
ESS Technology	*	1,759	3,799
Esterline Technologies Corporation	*	1,049	43,628

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Exar Corporation	*	1,758	$23,329
Fairchild Semiconductor International, Inc.	*†	4,903	89,088
Finisar Corporation	*	6,855	22,416
Flir Systems, Inc.	*†	2,804	61,856
Freescale Semiconductor, Inc. Class B	*	16,161	475,133
FSI International, Inc.	*	1,479	10,190
Garmin Ltd. (Cayman Islands)	†	1,000	105,440
HEI, Inc.	*	1,050	2,279
HI/FN, Inc.	*	681	4,209
Hutchinson Technology, Inc.	*	1,149	24,853
Imation Corporation		1,564	64,202
Innovex, Inc.	*	1,922	7,342
Integrated Device Technology, Inc.	*	8,168	115,822
Integrated Silicon Solutions, Inc.	*	1,269	6,992
Intel Corporation		237,652	4,503,505
International Rectifier Corporation	*	2,631	102,819
Intersil Corporation Class A		5,757	133,850
IXYS Corporation	*	1,329	12,758
JDS Uniphase Corporation	*	59,556	150,677
Jabil Circuit, Inc.	*	8,287	212,147
Kemet Corporation	*	3,407	31,413
KVH Industries, Inc.	*	375	4,373
LSI Logic Corporation	*†	15,734	140,819
Lattice Semiconductor Corporation	*	4,395	27,161
Lightpath Technologies, Inc. Class A	*†	1,526	6,196
Linear Technology Corporation		12,363	414,037
MIPS Technologies, Inc. Class A	*	2,228	13,524
MRV Communications, Inc.	*	4,567	14,203
Magnetek, Inc.	*	1,406	3,796
Mattson Technology, Inc.	*	1,760	17,195
Maxim Integrated Products, Inc.		14,235	457,086
Maxwell Technologies, Inc.	*†	370	7,263
MEMC Electronics Materials, Inc.	*	5,481	205,538
Mercury Computer Systems, Inc.	*	963	14,821
Merix Corporation	*†	674	7,394
Methode Electronics, Inc.		1,383	14,535
Micrel, Inc.	*	3,731	37,347
Micro Linear Corporation	*	1,440	3,456
Microchip Technology, Inc.		8,640	289,872
Micron Technology, Inc.	*	25,902	390,084
Microsemi Corporation	*†	2,474	60,316
Mobility Electronics, Inc.	*	674	4,893
Molex, Inc.	†	5,599	187,958
Moscow CableCom Corporation	*†	1,900	19,893
MoSys, Inc.		1,251	9,783
National Semiconductor Corporation		14,384	343,058
Novellus Systems, Inc.	*	6,320	156,104
Nu Horizons Electronics Corporation	*	1,207	11,648
Numerex Corporation Class A	*	1,800	12,870
Omnivision Technologies, Inc.	*†	2,354	49,716
ON Semiconductor Corporation	*†	4,276	25,143
Oplink Communications, Inc.	*	758	13,879
Optelecom, Inc.	*	819	10,917
OSI Systems, Inc.	*†	867	15,407
Park Electrochemical Corporation		1,086	27,965
Pericom Semiconductor Corporation	*	1,023	8,491
Photronics, Inc.	*	1,388	20,542
Pixelworks, Inc.	*	1,927	5,261
Plexus Corporation	*	1,884	64,452
PLX Technology, Inc.	*	1,050	12,831
Power Integrations, Inc.	*	1,262	22,060
Power-One, Inc.	*	3,459	22,829
QLogic Corporation	*	7,842	135,196
Quicklogic Corporation	*	1,050	5,135
RF Micro Devices, Inc.	*	7,206	43,020
Rambus, Inc.	*	4,071	92,860
Raytheon Company		18,171	809,881
Research Frontiers, Inc.	*†	752	3,895
Rockwell Collins, Inc.		7,347	410,477
Rofin-Sinar Technologies, Inc.	*	1,100	63,217
Rogers Corporation	*	803	45,241
Rudolph Technologies, Inc.	*	1,247	18,082
Sanmina-SCI Corporation	*	21,464	98,734
Semtech Corporation	*	2,970	42,917
Sigmatel, Inc.	*	797	3,276
Sigmatron International, Inc.	*	282	2,372
Silicon Image, Inc.	*	2,948	31,779
Silicon Laboratories, Inc.	*†	2,124	74,659
Silicon Storage Technology, Inc.	*	3,793	15,400
Skyworks Solutions, Inc.	*	5,822	32,079
Somera Communications, Inc.		275	1,169
Spansion LLC—Class A	*†	1,900	30,286
Spectrum Control, Inc.	*	1,195	11,054
Spire Corporation	*†	2,500	18,825
Staktek Holdings, Inc.	*	42	204
Stratos International, Inc.	*	973	6,665
Sycamore Networks, Inc.	*	9,917	40,263
Synaptics, Inc.	*†	1,057	22,620
Technitrol, Inc.		1,866	43,198
Tegal Corporation	*	3,754	1,427
Teledyne Technologies, Inc.	*	1,228	40,229
Teradyne, Inc.	*†	7,938	110,576
Tessera Technologies, Inc.	*†	1,560	42,900
Texas Instruments, Inc.		65,886	1,995,687
Transmeta Corporation	*	5,029	8,147
Transwitch Corporation	*	2,483	5,239
Trident Microsystems, Inc.	*†	3,018	57,282
Trimble Navigation Ltd.	*	2,072	92,494
Triquint Semiconductor, Inc.	*	4,918	21,934
TTM Technologies, Inc.	*	1,639	23,716
Tvia, Inc.	*	4,026	14,494
Tyler Technologies, Inc.	*	1,886	21,123
Varian Semiconductor Equipment Associates, Inc.	*	2,245	73,209
Virage Logic Corporation	*	901	8,460
Vishay Intertechnology, Inc.	*†	9,742	153,242
Wesco International, Inc.	*	1,550	103,478
Xilinx, Inc.		15,105	342,128
Zoran Corporation	*	1,650	40,161
			19,095,889
Entertainment & Leisure—1.7%
Avid Technology, Inc.	*†	1,448	48,262
Bally Technologies, Inc.	*†	1,971	32,462
Bally Total Fitness Holding Corporation	*†	1,306	8,855
Blockbuster, Inc. Class A		7,850	39,093
Callaway Golf Company	†	2,881	37,424
Cedar Fair, LP		2,300	61,042
Churchill Downs, Inc.		638	23,893
Concord Camera Corporation	*	2,863	1,832
Discovery Holding Company Class A	*†	10,903	159,511
Dover Downs Gaming & Entertainment, Inc.		1,710	33,584
Dover Motorsports, Inc.		1,645	9,656

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
DreamWorks Animation SKG, Inc. Class A	*†	1,300	$29,770
Eastman Kodak Company	†	11,893	282,816
Gaylord Entertainment Company	*†	1,772	77,330
	Harrah’s Entertainment, Inc.	7,234	514,916
	Hasbro, Inc.	7,242	131,153
Hollywood Media Corporation	*	1,494	5,707
Image Entertainment, Inc.	*	299	1,079
	International Speedway Corporation Class A	1,190	55,180
Jakks Pacific, Inc.	*	925	18,583
K2, Inc.	*	2,544	27,831
Leapfrog Enterprises, Inc.	*†	1,261	12,736
Live Nation, Inc.	*	2,705	55,074
Macrovision Corporation	*	2,053	44,181
	Mattel, Inc.	16,641	274,743
Multimedia Games, Inc.	*†	1,202	12,176
Nashua Corporation	*	1,541	10,587
National Lampoon, Inc.	*	3,300	4,620
Nautilus Group, Inc.	†	1,359	21,350
New Frontier Media, Inc.	*	3,808	27,303
	News Corporation, Inc. Class A	94,667	1,815,713
Penn National Gaming, Inc.	*	2,586	100,285
Pinnacle Entertainment, Inc.	*	1,629	49,929
RC2 Corporation	*	1,650	63,789
Regal Entertainment Group Class A	†	2,743	55,738
Six Flags, Inc.	*†	3,814	21,435
Sonic Solutions, Inc.	*†	889	14,669
	Speedway Motorsports, Inc.	149	5,623
Steinway Musical Instruments, Inc.	*	683	16,747
	Time Warner, Inc.	177,233	3,066,131
	Walt Disney Company	82,564	2,476,920
	Westwood One, Inc.	4,247	31,853
WMS Industries, Inc.	*†	1,269	34,758
	World Wrestling Entertainment, Inc.	1,030	17,397
Xerox Corporation	*†	41,462	576,736
			10,410,472
Financial Services—4.2%
Accredited Home Lenders Holding Company	*	729	34,853
Aether Holdings, Inc.	*	1,368	7,524
Affiliated Managers Group	*†	1,354	117,649
	AG Edwards, Inc.	3,542	195,943
	AllianceBernstein Holding, LP	1,100	67,254
American Home Mortgage Investment Corporation REIT	†	1,107	40,804
	Ameriprise Financial, Inc.	9,235	412,527
Ampal American Israel Corporation Class A	*	1,391	6,955
	Anworth Mortgage Asset Corporation REIT	834	6,922
	Ashford Hospitality Trust, Inc. REIT	4,200	53,004
	Bear Stearns Companies, Inc. (The)	4,068	569,845
Berkshire Hathaway, Inc. Class A	*	43	3,941,337
BlackRock, Inc.	†	906	126,088
	Calamos Asset Management, Inc. Class A	1,800	52,182
	Capital Trust Class A	523	18,629
CapitalSource, Inc.	†	4,975	116,714
Catskill Litigation Trust	*‡***	582	—
	CentraCore Properties Trust REIT	397	9,826
	Charles Schwab Corporation (The)	44,790	715,744
	CharterMac	1,905	35,643
	Cherokee, Inc.	994	41,112
	Chicago Mercantile Exchange	1,115	547,632
	Countrywide Financial Corporation	24,520	933,722
Diamond Hill Investment Group, Inc.	*	1,310	61,609
	DiamondRock Hospitality Company REIT	3,930	58,203
	Digital Realty Trust, Inc. REIT	2,000	49,380
Doral Financial Corporation (Puerto Rico)	†	4,427	28,377
E*Trade Financial Corporation	*	14,978	341,798
	Eaton Vance Corporation	5,282	131,839
ePresense, Inc.	‡***	1,173	—
	Equity Lifestyle Properties, Inc. REIT	1,140	49,966
	Federal Home Loan Mortgage Corporation	28,070	1,600,271
	Federal National Mortgage Association	39,421	1,896,150
	Federated Investors, Inc. Class B	4,508	142,002
	Fieldstone Investment Corporation REIT	1,900	17,404
First Marblehead Corporation (The)	†	1,843	104,940
	Franklin Resources, Inc.	6,114	530,756
	Franklin Street Properties Corporation REIT	2,200	43,296
Friedman Billings Ramsey Group, Inc. Class A	†	6,080	66,698
	GAMCO Investors, Inc. Class A	558	20,512
	Goldman Sachs Group, Inc.	15,047	2,263,520
	Highland Hospitality Corporation REIT	4,200	59,136
	Inland Real Estate Corporation REIT	4,700	69,936
Integrated Telecom Express, Inc.	‡***	1,103	—
Investment Technology Group, Inc.	*	2,078	105,687
	Janus Capital Group, Inc.	9,990	178,821
	Jefferies Group, Inc.	4,678	138,609
Kent Financial Services, Inc.	*	2,200	5,060
Kilroy Realty Corporation REIT	†	1,316	95,081
	KKR Financial Corporation REIT	3,300	68,673
Knight Capital Group, Inc. Class A	*	4,630	70,515
LaBranche & Company, Inc.	*†	2,588	31,341
Ladenburg Thalmann Financial Services, Inc.	*	495	495
	Legg Mason, Inc.	4,150	413,008
	Lehman Brothers Holdings, Inc.	22,536	1,468,220
	Macerich Company (The) REIT	2,360	165,672
	Merrill Lynch & Company, Inc.	36,526	2,540,749
	MFA Mortgage Investments, Inc. REIT	4,149	28,545
	Morgan Stanley	40,443	2,556,402
	National Retail Properties, Inc. REIT	2,356	47,002
New Century Financial Corporation REIT	†	1,311	59,978
Nuveen Investments, Inc. Class A	†	2,324	100,048
NYSE Group, Inc.	*†	2,070	141,754
	Omega Healthcare Investors, Inc. REIT	4,100	54,202
	Pennsylvania REIT	1,510	60,959
	Potlatch Corp. REIT	1,618	61,080
	PS Business Parks, Inc. REIT	1,323	78,057
	Raymond James Financial, Inc.	5,311	160,764
Reckson Associates Realty Corporation REIT	†	2,412	99,809
	Republic Property Trust REIT	3,200	31,616

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Saxon REIT, Inc. REIT		1,295	$14,815
SEI Investments Company		2,959	144,636
Siebert Financial Corporation	*	1,469	3,555
Spirit Finance Corporation REIT		5,700	64,182
SumTotal Systems, Inc.	*	317	1,988
Superior Bancorp	†	895	9,845
SWS Group, Inc.		882	21,274
T. Rowe Price Group, Inc.		10,332	390,653
Tanger Factory Outlet Centers REIT		2,200	71,214
TD Ameritrade Holding Corp.		12,454	184,444
Trustreet Properties, Inc. REIT		2,089	27,554
U-Store-It Trust REIT		3,600	67,896
Value Line, Inc.		573	24,467
Waddell & Reed Financial, Inc. Class A		3,971	81,644
Westwood Holdings Group, Inc.		1,027	19,308
			25,477,324
Food Retailers—0.5%
Arden Group, Inc. Class A		260	29,424
Kroger Company	*	29,621	647,515
Panera Bread Company Class A	*†	1,250	84,050
Pantry, Inc. (The)	*	1,200	69,048
Pathmark Stores, Inc.	*	950	8,940
Ruddick Corporation		1,967	48,211
Safeway, Inc.		17,256	448,656
Starbucks Corporation	*	32,260	1,218,138
Weis Markets, Inc.		382	15,738
Whole Foods Market, Inc.		5,036	325,527
Wild Oats Markets, Inc.	*†	1,309	25,656
			2,920,903
Forest Products & Paper—0.7%
American Woodmark Corporation		800	28,032
Beacon Roofing Supply, Inc.	*	2,570	56,566
Bemis Company		4,410	135,034
Bowater, Inc.	†	2,289	52,075
Buckeye Technologies, Inc.	*	1,251	9,558
Building Material Holding Corporation	†	1,800	50,166
Caraustar Industries, Inc.	*	1,610	14,490
Chesapeake Corporation		814	13,358
Deltic Timber Corporation		724	40,812
Glatfelter		1,740	27,614
Greif, Inc. Class A		426	31,933
International Paper Company		21,137	682,725
Kimberly Clark Corporation		19,534	1,205,248
Longview Fibre Company		2,324	44,365
Martin Marietta Materials, Inc.		1,737	158,328
MeadWestvaco Corporation		9,124	254,833
Neenah Paper, Inc.		652	19,853
Packaging Corporation of America		4,339	95,545
Pactiv Corporation	*	6,523	161,444
Playtex Products, Inc.	*†	2,449	25,543
Pope & Talbot, Inc.		894	5,570
Rock-Tenn Company Class A		1,450	23,128
Schweitzer-Mauduit International, Inc.		724	15,675
Smurfit-Stone Container Corporation	*	10,013	109,542
Sonoco Products Company		3,353	106,122
Temple-Inland, Inc.		4,506	193,172
United Stationers, Inc.	*	1,278	63,031
US Home Systems, Inc.	*	1,291	12,510
Wausau Paper Corporation		1,903	23,692
Weyerhaeuser Company		8,921	555,332
			4,215,296
Health Care Providers—1.3%
Alliance Imaging, Inc.	*	1,429	9,146
American Retirement Corporation	*	2,600	85,202
Amsurg Corporation	*†	1,423	32,373
Apria Healthcare Group, Inc.	*	2,101	39,709
Caremark Rx, Inc.	*	19,354	965,184
Community Health Systems, Inc.	*	4,282	157,364
Covance, Inc.	*	2,839	173,804
Coventry Health Care, Inc.	*	6,568	360,846
Cross Country Healthcare, Inc.	*	1,339	24,356
CryoLife, Inc.	*	937	5,060
DaVita, Inc.	*	4,290	213,213
Edwards Lifesciences Corporation	*	2,575	116,982
Enzo Biochem, Inc.	*†	1,353	20,403
Enzon Pharmaceuticals, Inc.	*†	1,765	13,308
Express Scripts, Inc.	*	5,318	381,513
Genesis HealthCare Corporation	*†	975	46,186
HCA, Inc.		17,362	749,170
Health Management Associates, Inc. Class A		9,953	196,174
Healthspring, Inc.	*	2,400	45,000
Healthways, Inc.	*	1,362	71,696
Hooper Holmes, Inc.		1,959	5,975
Immunomedics, Inc.	*†	2,141	5,652
Interleukin Genetics, Inc.	*†	2,825	16,244
Kindred Healthcare, Inc.	*	1,800	46,800
Laboratory Corporation of America Holdings	*	5,915	368,090
LCA-Vision, Inc.	†	616	32,593
LifePoint Hospitals, Inc.	*	2,149	69,047
Lincare Holdings, Inc.	*	4,169	157,755
Manor Care, Inc.	†	3,698	173,510
Matria Healthcare, Inc.	*†	870	18,635
National Healthcare Corporation		431	19,201
Nektar Therapeutics	*†	2,368	43,429
NovaMed, Inc.	*	1,250	8,438
Odyssey HealthCare, Inc.	*†	1,593	27,989
Pediatrix Medical Group, Inc.	*	2,182	98,845
Psychemedics Corporation		302	5,303
Psychiatric Solutions, Inc.	*	2,662	76,293
RehabCare Group, Inc.	*	739	12,844
Sagemark Companies Ltd.	*	1,088	1,404
Sierra Health Services, Inc.	*	2,474	111,404
Sunrise Senior Living, Inc.	*	1,950	53,918
Symbion, Inc.	*†	1,415	29,375
Tenet Healthcare Corporation	*	19,289	134,637
Triad Hospitals, Inc.	*	3,297	130,495
U.S. Physical Therapy, Inc.	*	1,300	19,032
United Surgical Partners International, Inc.	*	1,912	57,494
UnitedHealth Group, Inc.		55,430	2,482,155
Universal Health Services, Inc. Class B		2,373	119,267
VCA Antech, Inc.	*	3,442	109,903
VistaCare, Inc. Class A	*†	1,341	16,226
			8,158,642
Heavy Construction—0.1%
Blount International, Inc.	*	1,532	18,415
Centex Corporation	†	4,760	239,428
Granite Construction, Inc.		1,889	85,515
Hovnanian Enterprises, Inc.	*†	1,478	44,458
Lennar Corporation Class A	†	5,675	251,800
Levitt Corporation Class A	†	763	12,208
M/I Homes, Inc.		610	21,399
McDermott International, Inc.	*	4,138	188,155

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
McGrath Rentcorp	†	916	$25,474
WCI Communities, Inc.	*†	1,921	38,689
			925,541
Heavy Machinery—2.7%
Ablest, Inc.	*	850	7,225
Actuant Corporation Class A		1,011	50,499
Agco Corporation	*	3,068	80,750
American Standard Companies, Inc.		7,063	305,616
Ampco-Pittsburgh Corporation		613	17,562
Applied Industrial Technologies, Inc.		2,056	49,981
Applied Materials, Inc.		64,912	1,056,767
Astec Industries, Inc.	*	821	28,013
Asyst Technologies, Inc.	*	1,782	13,418
Aviall, Inc.	*	1,365	64,865
Axcelis Technologies, Inc.	*	4,095	24,161
Baker Hughes, Inc.		13,494	1,104,484
Black & Decker Corporation		3,225	272,384
Briggs & Stratton Corporation		1,822	56,682
Brooks Automation, Inc.	*†	3,103	36,615
Cameron International Corp.		3,466	165,571
Caterpillar, Inc.		27,818	2,071,885
Cummins, Inc.	†	1,755	214,549
Deere & Company		9,859	823,128
Donaldson Company, Inc.		3,810	129,045
Dover Corporation		7,805	385,801
Dril-Quip, Inc.	*	988	81,451
Dycom Industries, Inc.	*	2,076	44,198
Eaton Corporation		6,607	498,168
Electroglas, Inc.	*	1,990	6,050
EnPro Industries, Inc.	*	981	32,962
Entegris, Inc.	*	5,738	54,683
Fedders Corporation		1,828	4,424
Flow International Corporation	†	2,200	30,954
Flowserve Corporation	*	2,375	135,138
FMC Technologies, Inc.	*	2,695	181,805
Gardner Denver, Inc.	*	1,836	70,686
Graco, Inc.		2,883	132,560
Grant Prideco, Inc.	*	4,753	212,697
H&E Equipment Services, Inc.	*	1,600	47,120
Hurco Companies, Inc.	*	300	7,707
Hydril	*	1,094	85,901
Idex Corporation		2,203	103,982
Ingersoll-Rand Company Class A		13,496	577,359
Insituform Technologies, Inc. Class A	*	1,223	27,994
Intermec, Inc.	*†	2,374	54,460
Joy Global, Inc.		4,599	239,562
Kadant, Inc.	*	721	16,583
Kaydon Corporation		1,422	53,055
Kennametal, Inc.		1,598	99,476
Knight Transportation, Inc.		3,879	78,356
Kulicke and Soffa Industries, Inc.	*	2,008	14,879
Lam Research Corporation	*	5,335	248,718
Lennox International, Inc.		2,437	64,532
Lindsay Manufacturing Company		808	21,913
Lufkin Industries, Inc.		1,000	59,430
Manitowoc Company		2,522	112,229
Matrix Service Company	*	468	5,354
Modine Manufacturing Company		1,208	28,219
NACCO Industries, Inc. Class A		309	42,460
NATCO Group, Inc. Class A	*	900	36,180
National-Oilwell Varco, Inc.	*	7,090	448,939
Nordson Corporation		1,522	74,852
Oil States International, Inc.	*	2,026	69,451
Oilgear Company (The)	*	1,300	17,199
Pall Corporation		5,186	145,208
Paragon Technologies, Inc.	*	1,800	15,804
Parker Hannifin Corporation		5,221	405,150
Pentair, Inc.		3,618	123,699
Robbins & Myers, Inc.		868	22,690
Rockwell Automation, Inc.		7,135	513,791
Sauer-Danfoss, Inc.		1,531	38,918
Semitool, Inc.	*	1,060	9,561
SPX Corporation		3,125	174,844
Standex International Corporation		724	21,973
Stanley Works (The)		3,365	158,895
Tecumseh Products Company Class A		712	13,670
Tennant Company		640	32,179
Terex Corporation	*	2,062	203,519
Timken Company		3,702	124,054
Toro Company		2,550	119,085
TurboChef Technologies, Inc.	*†	993	11,042
Ultratech, Inc.	*	971	15,284
United Technologies Corporation		38,454	2,438,753
Varian Medical Systems, Inc.	*	5,512	260,993
W.W. Grainger, Inc.		3,286	247,206
Watsco, Inc.		553	33,080
Willis Lease Finance Corporation	*	1,234	11,624
WJ Communications, Inc.	*	1,509	2,233
Woodward Governor Company		1,224	37,344
			16,261,286
Home Construction, Furnishings & Appliances—0.7%
American Technology Corporation	*†	3,686	9,842
Applica, Inc.	*	1,507	6,661
Bassett Furniture Industries, Inc.		1,139	21,083
BE Aerospace, Inc.	*	2,393	54,704
Beazer Homes USA, Inc.		1,494	68,530
Brookfield Homes Corporation	†	1,218	40,133
Dominion Homes, Inc.	*†	650	5,844
DR Horton, Inc.		11,522	274,454
DTS, Inc.	*	755	14,707
Ethan Allen Interiors, Inc.		1,551	56,689
Fossil, Inc.	*	3,154	56,804
Furniture Brands International, Inc.	†	2,341	48,786
Gemstar-TV Guide International, Inc.	*	16,221	57,098
Harman International Industries, Inc.		2,728	232,889
Helen of Troy Ltd.	*†	1,333	24,527
Herman Miller, Inc.		3,155	81,304
Hillenbrand Industries, Inc.	†	2,596	125,906
HNI Corporation	†	2,512	113,919
Johnson Controls, Inc.		8,295	682,015
KB Home		3,248	148,921
Kimball International, Inc. Class B		1,500	29,565
Kinetic Concepts, Inc.	*	2,200	97,130
Layne Christensen Company	*	510	14,459
La-Z-Boy, Inc.	†	2,404	33,656
Leggett & Platt, Inc.		8,763	218,900
Masco Corporation	†	18,520	548,933
MDC Holdings, Inc.	†	1,091	56,656
Meritage Corporation	*	1,300	61,425
Movado Group, Inc.		1,678	38,510
National Presto Industries, Inc.		535	27,970
NVR, Inc.	*	262	128,708
Palm Harbor Homes, Inc.	*†	1,181	20,774
Parkervision, Inc.	*†	1,052	9,573
Pulte Homes, Inc.		8,898	256,173
Rowe Furniture Corporation	*	970	1,571

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Ryland Group, Inc.	1,852	$80,692
Salton, Inc. *	701	1,661
Select Comfort Corporation *†	2,104	48,329
Skyline Corporation	720	30,802
Standard-Pacific Corporation	2,568	65,998
Steelcase, Inc. Class A †	1,992	32,768
Technical Olympic USA, Inc.	1,793	25,747
Tempur-Pedic International, Inc. *†	1,346	18,184
Toll Brothers, Inc. *†	4,132	105,655
Virco Manufacturing Corporation *	799	3,995
Walter Industries, Inc. †	1,640	94,546
Whirlpool Corporation	2,980	246,297
		4,423,493
Household Products—0.4%
Apogee Enterprises, Inc.	1,250	18,375
Charles & Colvard Ltd. †	1,843	19,407
Ferro Corporation	1,818	29,015
Fortune Brands, Inc.	6,052	429,753
Gentex Corporation	6,594	92,316
Illinois Tool Works, Inc. †	21,170	1,005,575
Kronos Worldwide, Inc.	1,131	33,082
Lazare Kaplan International *	1,139	9,397
Libbey, Inc.	749	5,505
Newell Rubbermaid, Inc.	11,388	294,152
Owens-IIlinois, Inc. *	6,064	101,633
Rohm & Haas Company	6,241	312,799
RPM, Inc.	4,832	86,976
Snap-On, Inc. †	2,419	97,776
Valspar Corporation	3,724	98,351
		2,634,112
Industrial—Diversified—0.4%
Blyth, Inc.	1,839	33,948
Daktronics, Inc.	3,600	103,932
Identix, Inc. *	3,461	24,192
Roper Industries, Inc.	2,980	139,315
Russ Berrie & Company, Inc.	1,156	14,173
Shuffle Master, Inc. *†	1,527	50,055
Tyco International Ltd.	82,500	2,268,750
Yankee Candle Company, Inc.	2,152	53,822
Zomax, Inc. MN *	1,549	2,370
		2,690,557
Insurance—5.2%
21st Century Insurance Group	310	4,464
ACE Ltd. (Bermuda)	13,100	662,729
Aflac, Inc.	20,981	972,469
Aetna, Inc.	23,924	955,285
Alfa Corporation	1,928	31,928
Alleghany Corporation *	145	40,072
Allstate Corporation (The)	27,395	1,499,328
AMBAC Financial Group, Inc.	4,735	384,009
American Financial Group, Inc.	1,617	69,369
American Independence Corporation *	430	5,285
American International Group, Inc.	93,220	5,504,641
American National Insurance	945	122,585
American Physicians Capital, Inc. *	860	45,227
Amerigroup Corporation *	1,950	60,528
AmerUs Group Company †	1,580	92,509
AON Corporation	10,312	359,064
Arch Capital Group Ltd. (Bermuda) *	1,428	84,909
Argonaut Group, Inc. *	1,387	41,665
Arthur J. Gallagher & Company †	3,230	81,848
Assurant, Inc. †	5,717	276,703
Axis Capital Holdings, Ltd. (Bermuda)	1,900	54,359
Baldwin & Lyons, Inc. Class B	945	24,098
Bristol West Holdings, Inc.	1,365	21,840
Brown & Brown, Inc.	5,036	147,152
Centene Corporation *	1,972	46,401
Chubb Corporation	15,586	777,741
Cigna Corporation	5,331	525,157
Cincinnati Financial Corporation	6,788	319,104
Clark, Inc.	1,174	15,497
CNA Financial Corporation *	1,422	46,869
CNA Surety Corporation *	1,486	25,678
Commerce Group, Inc.	3,086	91,160
Conseco, Inc. *†	6,600	152,460
Covanta Holding Corporation *	2,954	52,138
Crawford & Company Class B	1,891	13,577
Delphi Financial Group, Inc. Class A	1,945	70,720
Donegal Group, Inc. Class B	758	13,890
EMC Insurance Group, Inc.	341	9,807
Erie Indemnity Company Class A	1,023	53,196
Everest Re Group Ltd. (Bermuda)	2,000	173,140
FBL Financial Group, Inc. Class A	1,275	41,310
Fidelity National Financial, Inc.	6,737	262,406
Fidelity National Title Group, Inc.—Class A †	1,178	23,171
First American Corporation †	3,159	133,531
GAINSCO, INC. *	128	1,087
Genworth Financial, Inc. Class A	15,900	553,956
Great American Financial Resources, Inc.	1,717	35,937
Hanover Insurance Group (The), Inc.	2,346	111,341
Harleysville Group, Inc.	1,351	42,854
Hartford Financial Services Group, Inc.	12,039	1,018,499
HCC Insurance Holdings, Inc.	3,999	117,731
Health Net, Inc. *	4,879	220,384
HealthExtras, Inc. *	1,864	56,330
Hilb Rogal & Hobbs Company	1,604	59,781
Horace Mann Educators Corporation	2,000	33,900
Humana, Inc. *	6,683	358,877
Independence Holding Company	961	21,536
Infinity Property & Casualty Corporation	810	33,210
Kansas City Life Insurance Company	902	38,037
Landamerica Financial Group, Inc.	845	54,587
Leucadia National Corporation	8,118	236,964
Lincoln National Corporation	12,285	693,365
Loews Corporation	16,488	584,500
MBIA, Inc. †	5,981	350,188
MGIC Investment Corporation	4,084	265,460
Markel Corporation *†	412	142,964
Marsh & McLennan Companies, Inc.	21,504	578,243
Mercury General Corporation	1,109	62,514
Metlife, Inc. †	17,345	888,237
National Financial Partners Corporation	1,495	66,243
Nationwide Financial Services Class A	2,414	106,409
Navigators Group, Inc. *	938	41,103
Odyssey Re Holdings Corporation †	505	13,307
Ohio Casualty Corporation	2,335	69,420
Old Republic International Corporation	9,191	196,412
PMI Group, Inc. (The)	3,929	175,155

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
PartnerRe Ltd. (Bermuda)	†	2,300	$147,315
Philadelphia Consolidated Holding Corporation	*	2,562	77,782
	Phoenix Companies, Inc. (The)	4,217	59,375
PMA Capital Corporation Class A	*	1,826	18,808
	Presidential Life Corporation	1,144	28,120
	Principal Financial Group	11,001	612,206
ProAssurance Corporation	*	1,647	79,352
	Progressive Corporation (The)	28,252	726,359
	Protective Life Corporation	3,130	145,921
	Prudential Financial, Inc.	21,230	1,649,571
	Radian Group, Inc.	3,844	237,482
	Reinsurance Group of America, Inc.	1,440	70,776
	RenaissanceRe Holdings, Ltd. (Bermuda)	2,900	140,534
	RLI Corporation	1,164	56,082
	Safeco Corporation	5,751	324,069
	Safety Insurance Group, Inc.	850	40,418
	Scottish Re Group, Ltd.	2,910	48,539
	Selective Insurance Group	1,061	59,278
	St. Paul Travelers Companies	27,939	1,245,521
	Stancorp Financial Group, Inc.	2,460	125,239
	State Auto Financial Corporation	488	15,880
Stewart Information Services Corporation	†	1,239	44,988
	Torchmark Corporation	4,697	285,202
	Transatlantic Holdings, Inc.	1,167	65,235
Triad Guaranty, Inc.	*†	692	33,825
United American Healthcare Corporation	*	4,251	16,154
	United Fire & Casualty Company	1,250	37,663
	Unitrin, Inc.	1,906	83,083
Universal American Financial Corporation	*	1,812	23,828
	UnumProvident Corporation	13,588	246,350
USI Holdings Corporation	*	1,550	20,786
WellPoint, Inc.	*	25,689	1,869,389
	Wesco Financial Corporation	187	71,247
White Mountains Insurance Group Ltd.	†	300	146,100
	WR Berkley Corporation	7,560	258,023
	XL Capital Ltd. Class A (Bermuda)	7,300	447,490
	Zenith National Insurance Corporation	1,498	59,426
			31,234,966
Lodging—0.5%
	Ameristar Casinos, Inc.	300	5,835
Aztar Corporation	*	1,549	80,486
	Boyd Gaming Corporation	2,619	105,703
	Choice Hotels International, Inc.	1,616	97,930
Empire Resorts, Inc.	*†	582	4,045
	Hilton Hotels Corporation	14,441	408,391
International Leisure Hosts Ltd.	*	1,200	5,880
Isle of Capri Casinos, Inc.	*	1,250	32,063
Las Vegas Sands Corporation	*	5,400	420,444
MGM Mirage, Inc.	*	5,184	211,507
	Marcus Corporation	1,505	31,424
	Marriott International, Inc. Class A	15,992	609,615
Morgans Hotel Group Co.	*	2,300	35,788
	Starwood Hotels & Resorts Worldwide, Inc.	8,391	506,313
	Station Casinos, Inc.	2,465	167,817
	Trump Entertainment Resorts, Inc.	1,600	32,240
Vail Resorts, Inc.	*†	1,491	55,316
Wynn Resorts Ltd.	*†	2,554	187,208
			2,998,005
Media—Broadcasting & Publishing—2.0%
4Kids Entertainment, Inc.	*	605	9,807
Acme Communications, Inc.	*	1,200	6,096
American Greetings Corporation Class A	†	2,760	57,988
	Banta Corporation	1,074	49,758
	Beasley Broadcasting Group, Inc. Class A	1,150	8,050
	Belo Corporation Class A	4,721	73,648
Cablevision Systems Corporation Class A	*	9,044	193,994
	CBS Corp. Class B	29,194	789,698
Charter Communications, Inc. Class A	*†	11,237	12,698
Citadel Broadcasting Corporation	†	1,025	9,123
CKX, Inc.	*	1,800	24,426
	Clear Channel Communications, Inc.	21,643	669,851
Comcast Corporation Class A	*†	83,604	2,737,195
COX Radio, Inc. Class A	*	1,752	25,264
Crown Media Holdings, Inc.	*	5,899	24,304
Cumulus Media, Inc. Class A	*†	2,174	23,197
DIRECTV Group, Inc. (The)	*	39,747	655,826
Dow Jones & Company, Inc.	†	1,884	65,959
	E.W. Scripps Company Class A	3,612	155,822
EchoStar Communications Corporation Class A	*	9,386	289,183
Emmis Communications Corporation Class A	*	1,175	18,377
	Entercom Communications Corporation	2,183	57,107
Entravision Communications Corporation Class A	*	2,852	24,442
	Gannett Company, Inc.	10,348	578,764
	Gray Television, Inc.	1,838	10,642
	Harte-Hanks, Inc.	3,119	79,971
	Hearst-Argyle Television, Inc.	2,184	48,179
	Hollinger International, Inc.	3,613	29,012
IAC/InterActiveCorp	*†	12,018	318,357
	ION Media Networks, Inc.	2,670	2,456
	John Wiley & Sons Class A	2,491	82,701
	Journal Communications, Inc. Class A	3,900	43,836
	Journal Register Company	1,817	16,280
	Lee Enterprises, Inc.	1,973	53,172
Liberty Global, Inc.—Class A	*	10,937	235,146
Liberty Global, Inc.—Class C	*	4,147	85,304
Liberty Media Holding Corp.—Class A	*	27,258	470,473
Liberty Media Holding Corp.—Class A	*	5,451	456,630
LIN TV Corporation Class A	*	1,419	10,713
Lodgenet Entertainment Corporation	*	1,250	23,313
McClatchy Company Class A	†	2,444	98,053
	McGraw-Hill Companies, Inc. (The)	15,900	798,657
	Media General, Inc. Class A	952	39,879
Mediacom Communications Corporation	*	3,433	21,388
	Meredith Corporation	2,083	103,192
New York Times Company Class A	†	5,682	139,436
Pac-West Telecomm, Inc.	*	5,562	3,170
Playboy Enterprises, Inc. Class B	*	1,251	12,485
Price Communications Corporation	*	2,062	34,951
Primedia, Inc.	*	8,853	16,201
Radio One, Inc. Class A	*	4,327	32,453
Radio Unica Communications Corporation	*‡***	1,900	—

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Readers Digest Association, Inc. (The)		3,917	$54,681
Regent Communications, Inc.	*	1,600	6,544
RH Donnelley Corporation	*	2,471	133,607
Salem Communications Corporation Class A	*	850	11,059
Scholastic Corporation	*	1,845	47,915
Sinclair Broadcast Group, Inc. Class A		2,049	17,539
Spanish Broadcasting System, Inc. Class A	*	1,300	6,643
Speedus Corporation	*	4,207	5,553
Tivo, Inc.	*†	2,696	19,276
Tribune Company		9,158	296,994
Triple Crown Media, Inc.	*	183	1,587
Univision Communications, Inc. Class A	*	10,782	361,197
Viacom, Inc. Class B	*	25,894	928,041
Washington Post Class B		258	201,243
Worldgate Communications	*†	3,160	5,182
Young Broadcasting, Inc. Class A	*	831	2,609
			11,926,297
Medical Equipment & Supplies—0.3%
Abaxis, Inc.	*	749	16,755
Abiomed, Inc.	*†	886	11,491
ADE Corporation	*	967	31,418
Advanced Medical Optics, Inc.	*†	2,304	116,813
Aetrium, Inc.	*	614	2,788
Aksys Ltd.	*†	1,005	1,015
Arrow International, Inc.		1,305	42,895
Avigen, Inc.	*	1,009	5,227
Axsys Technologies, Inc.	*	883	13,307
Bioject Medical Technologies, Inc.	*	4,490	6,376
Biolase Technology, Inc.	†	765	6,426
BioVeris Corporation	*	1,071	8,622
Britesmile, Inc.	*†	1,080	3,175
Bruker BioSciences Corporation	*	1,667	8,935
Cardiodynamics International Corporation	*	1,872	2,359
Cerus Corporation	*	1,010	7,201
Coherent, Inc.	*	1,348	45,468
Cohu, Inc.		859	15,075
Cooper Companies, Inc.		1,627	72,060
Dade Behring Holdings, Inc.		3,120	129,917
Electro-Sensors, Inc.		2,581	11,460
Excel Technology, Inc.	*	562	16,815
Faro Technologies, Inc.	*	453	7,683
Formfactor, Inc.	*†	1,417	63,241
Frequency Electronics, Inc.		821	10,657
HealthTronics Surgical Services, Inc.	*	2,529	19,347
Hologic, Inc.	*	2,692	132,877
II-VI, Inc.	*	682	12,481
Illumina, Inc.	*	1,280	37,965
Integra LifeSciences Holdings Corporation	*†	1,190	46,184
Intermagnetics General Corporation	*	1,495	40,335
Intest Corporation	*	950	3,905
Intuitive Surgical, Inc.	*†	1,610	189,932
Ixia	*	2,330	20,970
Meade Instruments Corporation	*	1,640	4,018
Mechanical Technology, Inc.	*	957	2,364
Medwave, Inc.	*	2,500	6,325
Mesa Laboratories, Inc.		1,200	18,600
Molecular Devices Corporation	*	909	27,779
MTS Systems Corporation		1,342	53,022
Nanogen, Inc.	*	950	1,805
OI Corporation	*	1,600	20,120
Orbit International Corporation	*	2,812	20,275
Orthologic Corporation	*	1,516	2,456
OYO Geospace Corporation	*	550	31,411
Palomar Medical Technologies, Inc.	*†	1,116	50,923
Q-Med, Inc.	*	1,634	6,961
Resmed, Inc.	*	3,034	142,446
Somanetics Corporation	*	1,352	25,823
Spectranetics Corporation	*	1,045	11,202
Staar Surgical Company	*	848	6,564
Synovis Life Technologies, Inc.	*	346	3,401
Theragenics Corporation	*	1,492	5,088
Thermogenesis	*	4,316	17,782
TriPath Imaging, Inc.	*	1,739	11,512
Valentis, Inc.	*†	2,990	9,897
Ventana Medical Systems, Inc.	*	1,416	66,807
Viasys Healthcare, Inc.	*	1,380	35,328
Vivus, Inc.	*	1,400	5,390
White Electronic Designs Corporation	*	514	2,611
X-Rite, Inc.		1,890	20,771
Young Innovations, Inc.		677	23,851
Zevex International, Inc.	*	900	14,580
Zygo Corporation	*	967	15,849
			1,826,136
Medical Products—0.0%
Solexa, Inc., LP	*†	1,008	8,568
Medical Supplies—3.1%
Align Technology, Inc.	*	2,449	18,098
Allergan, Inc.		6,476	694,616
American Medical Systems Holdings, Inc.	*†	3,000	49,950
Analogic Corporation		593	27,640
Applera Corporation—Applied Biosystems Group		8,630	279,181
Aradigm Corp.	*	224	302
ArthoCare Corporation	*†	851	35,751
Bausch & Lomb, Inc.	†	2,176	106,711
Baxter International, Inc.		25,124	923,558
Beckman Coulter, Inc.		2,512	139,542
Becton, Dickinson & Company		10,137	619,675
Biomet, Inc.		10,108	316,279
Bio-Rad Laboratories, Inc. Class A	*	88	5,715
Biosite, Inc.	*	725	33,104
Boston Scientific Corporation	*	47,016	791,749
C.R. Bard, Inc.		3,904	286,007
Clarient, Inc.	*	3,308	2,944
Conmed Corporation	*	1,362	28,193
Credence Systems Corporation	*	2,727	9,545
Cyberonics, Inc.	*†	956	20,382
Datascope Corporation		556	17,147
Dentsply International, Inc.		2,834	171,740
Dionex Corporation	*	1,031	56,354
DJ Orthopedics, Inc.	*	729	26,849
ev3, Inc.	*†	785	11,626
FEI Company	*†	1,368	31,026
Fisher Scientific International	*	4,467	326,314
Haemonetics Corporation	*	1,157	53,812
Hanger Orthopedic Group, Inc.	*	1,083	9,054
ICU Medical, Inc.	*	605	25,555

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Input/Output, Inc.	*†	2,427	$22,935
Invacare Corporation		1,333	33,165
Itron, Inc.	*	955	56,593
Johnson & Johnson		121,566	7,284,235
Kla-Tencor Corporation		7,679	319,216
Kensey Nash Corporation	*†	866	25,547
Kopin Corporation	*	2,431	8,776
Kyphon, Inc.	*†	1,594	61,146
Laserscope	*	1,300	40,053
LTX Corporation	*	2,405	16,859
MKS Instruments, Inc.	*	2,455	49,395
Medtronic, Inc.		49,297	2,313,015
Mentor Corporation		1,961	85,304
Merit Medical Systems, Inc.	*	2,519	34,661
Millipore Corporation	*†	2,026	127,618
Mine Safety Appliances Company	†	1,444	58,049
Newport Corporation	*	1,614	26,018
Oakley, Inc.		2,900	48,865
Osteotech, Inc.	*	1,498	6,052
PerkinElmer, Inc.		5,266	110,059
Photon Dynamics, Inc.	*	659	8,251
PolyMedica Corporation	†	960	34,522
Quest Diagnostics, Inc.		6,828	409,134
Respironics, Inc.	*	3,060	104,713
Specialized Health Products International, Inc.		1,463	571
St. Jude Medical, Inc.	*	15,318	496,610
Steris Corporation		2,777	63,482
Stryker Corporation		12,056	507,678
Techne Corporation	*	1,736	88,397
Tektronix, Inc.		3,804	111,914
Therma-Wave, Inc.	*	757	992
Thermo Electron Corporation	*†	6,758	244,910
Thoratec Corporation	*	2,306	31,984
Urologix, Inc.	*	1,050	3,297
Varian, Inc.	*	1,502	62,348
Veeco Instruments, Inc.	*	1,294	30,849
Vital Signs, Inc.		634	31,402
Waters Corporation	*	5,040	223,776
Wright Medical Group, Inc.	*	1,309	27,397
Zimmer Holdings, Inc.	*	10,634	603,160
Zoll Medical Corporation	*	425	13,923
			18,945,290
Metals—1.4%
AK Steel Holding Corporation	*	5,009	69,274
Alcoa, Inc.		35,208	1,139,331
Aleris International, Inc.	*	1,256	57,588
Allegheny Technologies, Inc.		3,350	231,954
Alpine Group, Inc.	*	698	2,220
Ameron International Corporation		542	36,325
Aptargroup, Inc.		1,565	77,640
Brush Engineered Materials, Inc.	*	1,122	23,394
Carpenter Technology Corporation		941	108,686
Century Aluminum Company	*	865	30,872
Chaparral Steel Company	*	1,116	80,374
Circor International, Inc.		711	21,678
Cleveland-Cliffs, Inc.	†	1,018	80,717
Commercial Metals Company		4,080	104,856
Commscope, Inc.	*	2,612	82,069
Couer D’alene Mines Corporation	*	8,276	39,808
Crane Company		2,467	102,627
Curtiss-Wright Corporation		2,112	65,219
Danaher Corporation		11,144	716,782
Encore Wire Corporation	*†	1,400	50,316
General Cable Corporation	*	1,382	48,370
Gibraltar Industries, Inc.		1,188	34,452
Glamis Gold, Ltd. (Canada)	*†	5,700	215,802
Griffon Corporation	*	1,288	33,617
Hecla Mining Company	*	4,124	21,651
Hubbell, Inc. Class B		2,078	99,017
International Aluminum Corporation		1,105	41,990
Jacuzzi Brands, Inc.	*	2,655	23,364
Ladish Company, Inc.	*	900	33,723
Lone Star Technologies, Inc.	*	1,337	72,225
Massey Energy Company	†	3,053	109,908
Matthews International Corporation Class A		1,052	36,262
Maverick Tube Corporation	*†	1,736	109,698
MAXXAM, Inc.	*	856	24,011
Meridian Gold, Inc. (Canada)	*	4,300	136,224
Metal Management, Inc.		1,800	55,116
Mittal Steel Co. NV—Class A, ADR (Holland *Jas)	†	1	31
Mueller Industries, Inc.		1,592	52,584
NCI Building Systems, Inc.	*	1,232	65,505
Newmont Mining Corporation		17,430	922,570
NS Group, Inc.	*	923	50,839
Nucor Corporation		10,996	596,533
Optical Cable Corporation	*	240	1,013
Phelps Dodge Corporation		7,416	609,299
Precision Castparts Corporation		5,136	306,927
Quanex Corporation		1,671	71,970
Reliance Steel & Aluminum Company		1,483	123,015
Royal Gold, Inc.	†	1,153	32,076
Ryerson Tull, Inc.	†	1,471	39,717
Schnitzer Steel Industries, Inc. Class A		693	24,588
Shaw Group, Inc. (The)	*†	2,182	60,660
Shiloh Industries, Inc.	*	1,441	21,673
Simpson Manufacturing Company, Inc.	†	2,084	75,128
Southern Copper Corp.	†	657	58,558
Steel Dynamics, Inc.		2,020	132,795
Stillwater Mining Company	*	3,727	47,258
Sturm, Ruger & Company, Inc.		3,296	20,600
Taser International, Inc.	*†	2,292	18,130
Texas Industries, Inc.		1,116	59,260
Titanium Metals Corporation	*†	1,840	63,259
Tredegar Corporation		1,606	25,407
United States Steel Corporation		4,607	323,043
Valmont Industries, Inc.		1,162	54,021
Watts Water Technologies, Inc. Class A		1,225	41,099
Worthington Industries, Inc.		3,575	74,896
			8,189,614
Metals & Mining—0.0%
Oregon Steel Mills, Inc.	*	2,300	116,518
Mining—0.1%
Freeport-McMoran Copper & Gold, Inc. Class B		7,496	415,353
Miscellaneous—0.1%
Alliance One International, Inc.		2,000	8,880
Corrections Corporation of America	*	1,900	100,586
Geo Group, Inc. (The)	*	819	28,706
Handleman Company		1,657	13,505
Pool Corp.	†	2,434	106,195
Terra Industries, Inc.	*	2,513	16,008
Tractor Supply Company	*†	1,549	85,613
			359,493

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Miscellaneous Manufacturing—0.0%
American Railcar Industries, Inc.		1,200	$39,732
Oil & Gas—9.6%
Adams Resources & Energy, Inc.		1,462	47,895
AGL Resources, Inc.		2,166	82,568
Anadarko Petroleum Corporation	†	19,220	916,602
Apache Corporation		14,149	965,669
Apco Argentina, Inc. (Cayman Islands)		622	52,948
Ashland, Inc.		2,848	189,962
Atlas America, Inc.	*	1,146	51,352
Atmos Energy Corporation		2,732	76,250
ATP Oil & Gas Corporation	*	685	28,722
Atwood Oceanics, Inc.	*†	1,662	82,435
Basic Energy Services, Inc.	*	1,600	48,912
Berry Petroleum Company Class A		1,202	39,846
BJ Services Company	†	13,938	519,330
Blue Dolphin Energy Company	*†	3,650	16,535
BP Prudhoe Bay Royalty Trust	†	1,105	88,290
Buckeye Partners, LP	†	1,400	58,926
Cabot Oil & Gas Corporation	†	2,274	111,426
Callon Petroleum Company	*	779	15,066
Carrizo Oil & Gas, Inc.	*	1,800	56,358
Cascade Natural Gas Corporation		1,289	27,185
Chesapeake Energy Corporation	†	12,243	370,351
Chesapeake Utilities Corporation		949	28,546
Chevron Texaco Corporation		92,076	5,714,237
Cimarex Energy Company	†	2,681	115,283
Clayton Williams Energy, Inc.	*	550	18,997
CNX Gas Corporation		1,100	33,000
Complete Production Services, Inc.		1,200	28,368
ConocoPhillips		63,546	4,164,169
Cross Timbers Royalty Trust		575	25,869
Crosstex Energy, Inc.		700	66,556
Dawson Geophysical Company	*	1,200	36,924
Delta Natural Gas Company, Inc.		380	9,314
Delta Petroleum Corporation	*	2,709	46,405
Denbury Resources, Inc.	*	4,466	141,438
Devon Energy Corporation		18,000	1,087,380
Diamond Offshore Drilling, Inc.	†	2,694	226,107
Dorchester Minerals, LP		2,200	55,242
Dynegy, Inc. Class A	*	15,654	85,627
EOG Resources, Inc.		10,352	717,808
EL Paso Corporation	†	25,233	378,495
Enbridge Energy Partners, LP	†	1,775	77,301
Encore Acquisition Company	*	2,062	55,323
Energen Corporation		2,644	101,556
Energy Partners Ltd.	*†	1,758	33,314
Energy Transfer Partners, LP		2,777	123,993
ENSCO International, Inc.	†	5,990	275,660
Enterprise Products Partners LP	†	8,400	209,160
Equitable Resources, Inc.		5,624	188,404
EXCO Resources, Inc.	*	4,100	46,740
Exploration Company of Delaware, Inc. (The)	*	5,411	57,681
Exxon Mobil Corporation		247,283	15,170,812
Forest Oil Corporation	*†	2,547	84,459
Frontier Oil Corporation		4,576	148,262
FX Energy, Inc.	*†	3,496	16,152
Giant Industries, Inc.	*	540	35,937
Global Industries Ltd.	*	2,539	42,401
GlobalSantaFe Corporation		9,544	551,166
Grey Wolf, Inc.	*†	5,192	39,978
Halliburton Company		21,179	1,571,694
Hanover Compressor Company	*	2,998	56,302
Headwaters, Inc.	*†	2,095	53,548
Helix Energy Solutions Group, Inc.	*†	3,336	134,641
Helmerich & Payne, Inc.		1,963	118,290
Hess Corp.	†	11,190	591,392
Holly Corporation		1,972	95,050
Houston Exploration Company	*	1,352	82,729
Hugoton Royalty Trust	†	1,669	49,569
KCS Energy, Inc.	*	3,200	95,040
Kerr-McGee Corporation		8,226	570,473
Kinder Morgan Energy Partners, LP	†	5,150	236,694
Kinder Morgan Management LLC	*	1,799	77,393
Kinder Morgan, Inc.		4,214	420,936
Laclede Group, Inc. (The)		1,025	35,219
Magellan Midstream Partners	†	2,000	67,960
Marathon Oil Corporation		14,747	1,228,425
Mariner Energy, Inc.	*	3,261	59,905
Markwest Hydrocarbon, Inc.		1,182	29,255
McMoRan Exploration Company	*†	1,059	18,638
MDU Resources Group, Inc.		5,105	186,894
Meridian Resource Corporation	*	2,950	10,325
Murphy Oil Corporation	†	7,770	434,032
Nabors Industries Ltd.	*	12,168	411,157
National Fuel Gas Company		4,022	141,333
New Jersey Resources Corporation		1,121	52,440
Newfield Exploration Company	*	5,246	256,739
Newpark Resources, Inc.	*	3,484	21,427
Nicor, Inc.	†	1,828	75,862
Noble Corporation		5,552	413,180
Noble Energy, Inc.		8,186	383,596
Northwest Natural Gas Company		1,183	43,806
Occidental Petroleum Corporation		17,329	1,777,089
Oceaneering International, Inc.	*	2,232	102,337
ONEOK Partners, LP	†	1,650	81,428
Oneok, Inc.		3,908	133,028
Pacific Energy Partners, LP	†	2,100	68,418
Parallel Petroleum Corporation	*	2,700	66,717
Parker Drilling Company	*	3,755	26,961
Patterson-UTI Energy, Inc.	†	6,712	190,017
Penn Virginia Corporation		300	20,964
Peoples Energy Corporation		1,528	54,870
Petrohawk Energy Corporation	*†	5,455	68,733
Petroleum Development Corporation	*	1,250	47,125
Piedmont Natural Gas Company		2,740	66,582
Pioneer Drilling Co.	*	2,700	41,688
Pioneer Natural Resources Company	†	5,801	269,224
Plains All American Pipeline, LP	†	2,300	100,441
Plains Exploration & Production Company	*	4,202	170,349
Pogo Producing Company	†	2,307	106,353
Pride International, Inc.	*	5,416	169,142
Questar Corporation		3,706	298,296
Quicksilver Resources, Inc.	*†	1,980	72,884
Range Resources Corporation		4,350	118,277
Remington Oil & Gas Corporation	*	1,186	52,148
Resource America, Inc. Class A		1,287	24,517
Rosetta Resources, Inc.	*†	3,400	56,508
Rowan Companies, Inc.		3,918	139,442
Schlumberger Ltd.		47,986	3,124,368
SEACOR Holdings, Inc.	*	983	80,704
SEMCO Energy, Inc.	*	5,450	30,302
Smith International, Inc.		8,020	356,649
South Jersey Industries, Inc.		2,014	55,163
Southern Union Company	†	3,367	91,111

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Southwest Gas Corporation		1,252	$39,238
Southwestern Energy Company	*	6,072	189,204
St. Mary Land & Exploration Company		2,262	91,046
Stone Energy Corporation	*	1,208	56,232
Sunoco Logistics Partners, LP		950	38,808
Sunoco, Inc.		5,812	402,713
Superior Energy Services, Inc.	*	2,900	98,310
Swift Energy Company	*†	1,142	49,026
Syntroleum Corporation	*†	1,246	7,563
TC Pipelines, LP	†	1,100	36,300
Teppco Partners LP	†	2,500	88,125
Tesoro Petroleum Corporation		3,423	254,534
Tetra Technologies, Inc.	*	2,352	71,242
Tidewater, Inc.		2,430	119,556
Todco Class A		2,002	81,782
Transmontaigne, Inc.	*	2,979	33,395
Transocean, Inc.	*	12,976	1,042,232
UGI Corporation		2,720	66,966
Ultra Petroleum Corporation	*	6,082	360,480
Unit Corporation	*	1,702	96,827
United Heritage Corp.	*	1,060	3,604
VAALCO Energy, Inc.	*	3,800	37,088
Valero Energy Corporation		23,922	1,591,291
Valero, LP	†	1,500	74,025
Vectren Corporation		3,706	100,989
Veritas DGC, Inc.	*†	1,390	71,696
Warren Resources, Inc.	*	3,600	51,696
Wd-40 Company		949	31,858
Weatherford International Ltd.	*	13,510	670,366
Western Gas Resources, Inc.		2,548	152,498
Western Refining, Inc.		2,500	53,950
WGL Holdings, Inc.		2,315	67,019
W-H Energy Services, Inc.	*	1,377	69,993
Whiting Petroleum Corporation	*†	1,242	52,003
Williams Companies, Inc.		24,207	565,476
XTO Energy, Inc.		15,020	664,935
			57,652,537
Pharmaceuticals—6.1%
Aastrom Biosciences, Inc.	*	3,289	4,374
Abbott Laboratories		63,572	2,772,375
Abraxis BioScience, Inc.		1,756	41,863
Adolor Corporation	*	1,927	48,194
Albany Molecular Research, Inc.	*	1,371	14,642
Alexion Pharmaceuticals, Inc.	*†	1,108	40,021
Alfacell Corporation	*	4,295	12,241
Alkermes, Inc.	*†	3,579	67,715
Allscripts Healthcare Solutions, Inc.	*†	2,300	40,365
Alpharma, Inc. Class A		2,463	59,211
AmerisourceBergen Corporation		8,488	355,817
Amgen, Inc.	*	49,755	3,245,519
Amylin Pharmaceuticals, Inc.	*†	3,885	191,802
Andrx Corporation	*†	3,036	70,405
Anesiva, Inc.		9	68
Arena Pharmaceuticals, Inc.	*†	1,439	16,664
ArQule, Inc.	*	864	4,873
Atherogenics, Inc.	*†	1,603	20,919
AVANIR Pharmaceuticals—Class A	*†	1,500	10,260
Avant Immunotherapeutics, Inc.	*	5,150	8,292
AVI BioPharma, Inc.	*†	2,400	9,000
Barr Pharmaceuticals, Inc.	*	4,174	199,058
Bentley Pharmaceuticals, Inc.	*†	711	7,793
Biogen Idec, Inc.	*	14,695	680,819
BioMarin Pharmaceuticals, Inc.	*†	2,400	34,488
Biopure Corporation Class A	*	309	377
BioScrip, Inc.	*	1,095	5,880
Boston Life Sciences, Inc.	*†	724	2,360
Bradley Pharmaceuticals, Inc.	*†	591	6,028
Bristol-Myers Squibb Company		79,572	2,057,732
Cambrex Corporation		1,258	26,204
Cardinal Health, Inc.		17,566	1,130,021
Cell Genesys, Inc.	*†	1,642	8,243
Cell Therapeutics, Inc.	*†	1,391	2,003
Cellegy Pharmaceuticals, Inc.	*	1,550	1,008
Cephalon, Inc.	*†	2,347	141,055
Charles River Laboratories International, Inc.	*	2,755	101,384
Collagenex Pharmaceuticals, Inc.	*	1,558	18,665
Columbia Laboratories, Inc.	*	1,819	6,367
Connetics Corporation	*†	1,618	19,028
Conor Medsystems, Inc.	*	2,500	68,975
Cubist Pharmaceuticals, Inc.	*†	1,762	44,367
Cypress Bioscience, Inc.	*	1,560	9,578
Cytogen Corporation	*	755	1,888
CytRx Corporation	*	4,200	5,544
Dendreon Corporation	*†	1,879	9,094
Diagnostic Products Corporation		1,263	73,469
Digene Corporation	*†	725	28,087
Discovery Laboratories, Inc.	*†	2,566	5,363
Durect Corporation	*	1,900	7,353
Eli Lilly & Company		39,396	2,177,417
Emisphere Technologies, Inc.	*†	772	6,585
Encysive Pharmaceuticals, Inc.	*	2,128	14,747
Endo Pharmaceuticals Holdings, Inc.	*	2,935	96,796
EpiCept Corp.	*†	751	1,802
EPIX Pharmaceuticals, Inc.	*	960	4,176
Forest Laboratories, Inc.	*	14,872	575,398
Genaera Corporation	*	4,787	2,633
Genelabs Technologies	*	721	1,045
Genentech, Inc.	*	18,818	1,539,312
Genta, Inc.	*	2,971	4,872
Genzyme Corporation	*	10,181	621,550
Geron Corporation	*	1,370	9,453
Gilead Sciences, Inc.	*	17,410	1,029,976
GTC Biotherapeutics, Inc.	*†	3,988	6,062
GTx, Inc.	*	200	1,820
Hemispherx Biopharma, Inc.	*†	920	2,337
Henry Schein, Inc.	*†	3,652	170,658
Heska Corporation	*	4,462	4,685
Hi-Tech Pharmacal Company, Inc.	*	862	14,283
Hollis-Eden Pharmaceuticals	*	954	4,570
Hospira, Inc.	*	6,367	273,399
Human Genome Sciences, Inc.	*†	5,277	56,464
Idexx Laboratories, Inc.	*	1,568	117,804
IDM Pharma, Inc.	*	142	496
ImClone Systems, Inc.	*†	3,034	117,234
Immtech International, Inc.	*†	681	4,624
Immucor, Inc.	*	1,828	35,152
ImmunoGen, Inc.	*	1,323	4,141
Indevus Pharmaceuticals, Inc.	*	5,716	31,267
Inspire Pharmaceuticals, Inc.	*	1,369	6,366
InterMune, Inc.	*†	1,586	26,090
Inverness Medical Innovations, Inc.	*	880	24,842
Invitrogen Corporation	*	2,122	140,201
King Pharmaceuticals, Inc.	*	10,009	170,153
KOS Pharmaceuticals, Inc.	*	1,090	41,006
KV Pharmaceutical Company Class A	*	2,179	40,660

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Martek Biosciences Corporation	*†	1,148	$33,235
McKesson Corporation		11,391	538,566
Medarex, Inc.	*	3,092	29,714
Medco Health Solutions, Inc.	*	12,790	732,611
Medicines Company	*	2,018	39,452
Medicis Pharmaceutical Corporation Class A		2,422	58,128
Medifast, Inc.	*	734	13,117
MedImmune, Inc.	*	10,273	278,398
Merck & Company, Inc.		89,830	3,272,507
Meridian Bioscience, Inc.		772	19,261
MGI Pharma, Inc.	*	2,665	57,298
Millennium Pharmaceuticals, Inc.	*	12,456	124,186
Mylan Laboratories		8,108	162,160
Nabi Biopharmaceuticals	*	1,995	11,451
Nastech Pharmaceutical Company, Inc.	*†	1,500	23,700
Natrol, Inc.	*	1,145	2,164
NBTY, Inc.	*	2,664	63,696
Neose Technologies, Inc.	*	704	2,851
Neurobiological Technologies	*†	3,136	8,718
Neurocrine Biosciences, Inc.	*†	1,479	15,677
Novavax, Inc.	*†	1,550	7,812
Noven Pharmaceuticals, Inc.	*	1,350	24,165
NPS Pharmaceuticals, Inc.	*	1,660	8,101
Nu Skin Enterprises, Inc. Class A		3,018	44,817
Nuvelo, Inc.	*	1,150	19,148
Omnicare, Inc.		4,277	202,815
Onyx Pharmaceuticals, Inc.	*†	1,214	20,432
OraSure Technologies, Inc.	*	1,687	16,060
OSI Pharmaceuticals, Inc.	*†	2,729	89,948
Pain Therapeutics, Inc.	*†	1,318	11,005
Palatin Technologies, Inc.	*	2,104	4,103
Panacos Pharmaceuticals, Inc.	*	157	867
Par Pharmaceutical Companies, Inc.	*	1,362	25,143
Parexel International Corporation	*	1,153	33,264
PDL BioPharma, Inc.	*†	3,841	70,713
Penwest Pharmaceuticals Company	*	930	20,302
Peregrine Pharmaceuticals, Inc.	*	9,115	14,493
Perrigo Company		2,922	47,044
Pfizer, Inc.		297,280	6,977,162
Pharmacopeia Drug Discovery, Inc.	*	572	2,288
Pharmacyclics, Inc.	*	1,700	6,562
Poniard Pharmaceuticals, Inc.		2,381	2,283
Pozen, Inc.	*†	1,014	7,139
Praecis Pharmaceuticals, Inc.	*	367	1,116
Progenics Pharmeceuticals, Inc.	*	793	19,080
Regeneron Pharmaceuticals, Inc.	*	2,632	33,742
Salix Pharmaceuticals Ltd.	*	2,346	28,856
Schering-Plough Corporation		61,678	1,173,732
Sciclone Pharmaceuticals, Inc.	*	1,700	3,893
Sciele Pharma, Inc.	†	1,613	37,405
Sepracor, Inc.	*†	4,575	261,416
Serologicals Corporation	*†	1,093	34,364
SIGA Technologies, Inc.	*	4,649	6,509
Sigma Aldrich Corporation		2,478	180,002
SirnaTherapeutics, Inc.	*	4,257	24,265
SuperGen, Inc.	*	1,338	4,857
Tanox, Inc.	*	1,721	23,801
Tapestry Pharmaceuticals, Inc.	*	522	1,749
Targeted Genetics Corp.		626	1,440
Third Wave Technologies, Inc.	*	1,227	3,656
Titan Pharmaceuticals, Inc.	*	1,743	3,730
United Therapeutics Corporation	*†	914	52,802
USANA Health Sciences, Inc.	*†	593	22,475
Valeant Pharmaceuticals International		3,473	58,763
Vertex Pharmaceuticals, Inc.	*†	3,255	119,491
Vion Pharmaceuticals, Inc.	*	4,504	6,441
Viropharma, Inc.	*	4,061	35,006
Watson Pharmaceuticals, Inc.	*	4,480	104,294
Wyeth		54,364	2,414,305
XOMA Ltd.	*	4,976	8,459
Zymogenetics, Inc.	*	2,343	44,447
			36,969,579
Real Estate—2.2%
Acadia Realty Trust REIT		1,318	31,171
Affordable Residential Communities REIT	†	950	10,213
Agree Realty Corporation REIT		814	27,652
Alderwoods Group, Inc.	*	3,200	62,272
Alexander’s, Inc. REIT	*	161	43,753
Alexandria Real Estate Equities, Inc. REIT		802	71,121
AMB Property Corporation REIT		3,649	184,457
American Financial Realty Trust REIT		5,234	50,665
American Land Lease, Inc. REIT		1,828	44,786
American Mortgage Acceptance Corporation REIT		1,842	27,151
Annaly Mortgage Management, Inc. REIT	†	3,840	49,190
Anthracite Capital, Inc. REIT		1,100	13,376
Apartment Investment & Management Company REIT Class A	†	3,910	169,890
Archstone-Smith Trust REIT		7,979	405,892
Arizona Land Income Corporation REIT Class A	†	1,050	4,074
Avalonbay Communities, Inc. REIT	†	3,116	344,692
BioMed Realty Trust, Inc. REIT		1,400	41,916
Boston Properties, Inc. REIT	†	4,700	424,880
Brandywine Realty Trust REIT		2,965	95,384
BRE Properties Class A		2,433	133,815
Brookfield Properties Co. (Canada)		2,000	64,340
BRT Realty Trust REIT		355	9,106
California Coastal Communities, Inc.	*	267	8,544
Camden Property Trust REIT		2,732	200,939
Capital Alliance Income Trust Ltd. REIT	*	799	6,104
Capstead Mortgage Corporation REIT	†	2,400	18,216
CarrAmerica Realty Corporation REIT		2,765	123,181
CB Richard Ellis Group, Inc. Class A	*	6,900	171,810
CBL & Associates Properties, Inc. REIT		2,548	99,194
Cedar Shopping Centers, Inc. REIT		583	8,582
Colonial Properties Trust REIT		1,962	96,923
Cousins Properties, Inc. REIT		2,338	72,314
Crescent Real Estate EQT Company REIT		4,527	84,021
Developers Diversified Realty Corporation REIT		4,733	246,968
Duke Realty Corporation REIT		5,609	197,156
Eastgroup Properties, Inc. REIT		1,538	71,794
Entertainment Properties Trust REIT		749	32,244
Equity Inns, Inc. REIT		3,264	54,052
Equity Office Properties Trust REIT		16,590	605,701

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Equity One, Inc. REIT	2,619	$54,737
Equity Residential REIT	11,429	511,219
Essex Property Trust, Inc. REIT	807	90,110
Extra Space Storage, Inc. REIT	3,500	56,840
Federal Realty Investment Trust REIT	1,810	126,700
FelCor Lodging Trust, Inc. REIT	3,135	68,155
First Industrial Realty Trust, Inc. REIT	1,599	60,666
Forest City Enterprises, Inc. Class A	2,608	130,165
General Growth Properties, Inc. REIT	9,800	441,588
Getty Realty Corporation REIT	1,747	49,685
Glenborough Realty Trust, Inc. REIT †	2,111	45,471
Glimcher Realty Trust REIT	1,584	39,299
Grubb and Ellis Company *	652	6,031
Health Care Property Investors, Inc. REIT †	5,334	142,631
Health Care REIT, Inc.	1,824	63,749
Healthcare Realty Trust, Inc. REIT	1,881	59,910
Heritage Property Investment Trust REIT	2,051	71,621
Highwoods Properties, Inc. REIT	2,393	86,579
HMG Courtland Properties REIT	1,450	13,340
Home Properties, Inc. REIT	1,390	77,159
Hospitality Properties Trust REIT	2,923	128,378
Host Marriott Corporation REIT †	17,443	381,478
HRPT Properties Trust REIT	9,142	105,682
IMPAC Mortgage Holdings, Inc. REIT †	3,238	36,201
Innkeepers USA Trust REIT	2,014	34,802
iStar Financial, Inc. REIT	4,331	163,495
Jones Lang Lasalle, Inc.	1,311	114,778
Kimco Realty Corporation REIT †	8,694	317,244
Lexington Corporate Properties Trust REIT †	1,399	30,218
Liberty Property Trust REIT †	3,172	140,202
Mack-Cali Realty Corporation REIT	2,488	114,249
Maguire Properties, Inc. REIT	1,199	42,169
Mid-America Apartment Communities, Inc. REIT	1,240	69,130
Mills Corporation (The) REIT	2,070	55,373
Mission West Properties REIT	1,417	15,700
Monmouth Capital Corporation	2,974	15,911
Monmouth Class A REIT	1,328	10,704
National Health Investors, Inc. REIT	2,097	56,388
Nationwide Health Properties, Inc. REIT	2,362	53,169
New Plan Excel Realty Trust REIT	4,341	107,179
Newcastle Investment Corporation REIT	754	19,091
Novastar Financial, Inc. REIT †	771	24,371
Pan Pacific Retail Properties, Inc. REIT	1,419	98,436
Parkway Properties, Inc. REIT	986	44,863
Plum Creek Timber Company, Inc. REIT	7,592	269,516
PMC Commercial Trust REIT	865	11,003
Post Properties, Inc. REIT	2,078	94,217
Prologis REIT	9,458	492,951
Public Storage, Inc. REIT †	3,797	288,192
RAIT Investment Trust REIT	991	28,937
Rayonier, Inc. REIT	3,336	126,468
Realty Income Corporation REIT	4,138	90,622
Redwood Trust, Inc. REIT †	1,008	49,221
Regency Centers Corporation REIT	2,545	158,172
Senior Housing Properties Trust REIT	2,216	39,689
Shurgard Storage Centers, Inc. REIT Class A	1,600	100,000
Simon Property Group, Inc. REIT	9,585	794,980
SL Green Realty Corporation REIT †	1,735	189,930
Sovran Self Storage, Inc. REIT †	1,269	64,453
St. Joe Company (The) †	2,906	135,245
Stewart Enterprises, Inc. Class A	4,115	23,661
Sun Communities, Inc. REIT	1,061	34,514
Taubman Centers, Inc. REIT	2,083	85,195
Thornburg Mortgage, Inc. REIT †	4,059	113,124
Trammell Crow Company *†	2,116	74,420
Trizec Properties, Inc. REIT †	3,914	112,097
United Capital Corporation *†	690	18,285
United Dominion Realty Trust, Inc. REIT	4,883	136,773
Ventas, Inc. REIT	3,213	108,856
Vornado Realty Trust REIT †	5,255	512,625
W.P. Carey & Company LLC	1,592	40,309
Washington REIT	1,834	67,308
Weingarten Realty Investors REIT	3,474	132,985
		13,176,153
Restaurants—0.7%
Applebee’s International, Inc.	3,613	69,442
Aramark Corporation Class B	4,444	147,141
Back Yard Burgers, Inc. *	1,698	8,864
Bob Evans Farms, Inc.	1,465	43,965
Brinker International, Inc. †	3,445	125,054
Burger King Holdings, Inc. †	1,700	26,775
CEC Entertainment, Inc. *	1,614	51,842
CKE Restaurants, Inc. †	1,945	32,306
California Pizza Kitchen, Inc. *	970	26,656
CBRL Group, Inc.	2,120	71,910
Cheesecake Factory (The) *†	3,444	92,816
Chipotle Mexican Grill, Inc.—Class A *	900	54,855
Darden Restaurants, Inc.	6,843	269,614
IHOP Corporation	1,079	51,878
Jack in the Box, Inc. *	1,437	56,330
Krispy Kreme Doughnuts, Inc. *†	2,573	20,944
Landry’s Restaurants, Inc.	1,253	40,660
Lone Star Steakhouse & Saloon, Inc.	1,124	29,483
McDonald’s Corporation	51,567	1,732,651
Morton’s Restaurant Group, Inc. *	2,200	33,704
O’Charley’s, Inc. *	1,091	18,547
OSI Restaurant Partners, Inc.	2,790	96,534
Papa John’s International, Inc. *	1,610	53,452
PF Chang’s China Bistro, Inc. *†	1,089	41,404
Rare Hospitality International, Inc. *	1,475	42,421
Red Robin Gourmet Burgers, Inc. *†	692	29,452
Ruby Tuesday, Inc. †	2,816	68,739
Ryan’s Restaurant Group, Inc. *	2,818	33,562
Sonic Corporation *	3,730	77,547
Steak N Shake Company (The) *	1,267	19,182
Texas Roadhouse, Inc. Class A *	3,070	41,506
Triarc Companies Class B	2,886	45,108
Wendy’s International, Inc.	5,229	304,798
Yum! Brands, Inc.	11,805	593,437
		4,452,579
Retail—Apparel—0.0%
dELIA*s, Inc. *	925	7,474

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Retailers—3.7%
1-800-FLOWERS.COM, Inc.	*	793	$4,576
99 Cents Only Stores	*	3,207	33,545
AC Moore Arts & Crafts, Inc.	*†	876	14,288
Advance Auto Parts, Inc.		4,485	129,617
Alloy, Inc.	*	462	4,846
Amazon.Com, Inc.	*†	12,783	494,446
Autozone, Inc.	*	2,384	210,269
BJ’s Wholesale Club, Inc.	*	2,859	81,053
Barnes & Noble, Inc.		2,814	102,711
Bed Bath & Beyond, Inc.	*	12,988	430,812
Bell Microproducts, Inc.	*	1,146	6,211
Best Buy Company, Inc.		15,993	877,056
Big 5 Sporting Goods Corporation		1,071	20,885
Big Lots, Inc.	*	4,853	82,889
Blair Corporation		306	9,104
Bluefly, Inc.	*	2,341	2,833
Bombay Company, Inc. (The)	*	1,080	2,614
Borders Group, Inc.		3,342	61,693
CSK Auto Corporation	*	1,990	23,820
CVS Corporation		34,580	1,061,606
Casey’s General Stores, Inc.		1,608	40,216
Cash America International, Inc.		2,411	77,152
Central Garden & Pet Company	*	615	26,476
Circuit City Stores, Inc.		8,696	236,705
Coldwater Creek, Inc.	*	1,528	40,889
Cost Plus, Inc.	*	1,014	14,865
Costco Wholesale Corporation	†	18,694	1,067,988
Dick’s Sporting Goods, Inc.	*	1,240	49,104
Dillard’s, Inc. Class A	†	3,454	110,010
Dollar General Corporation		13,983	195,482
Dollar Tree Stores, Inc.	*†	4,830	127,995
Drugstore.Com, Inc.	*	3,800	11,020
eBay, Inc.	*	40,410	1,183,609
Family Dollar Stores, Inc.		6,556	160,163
Fastenal Company		5,638	227,155
Federated Department Stores		22,466	822,256
Foot Locker, Inc.		5,840	143,022
Fred’s, Inc.	†	1,781	23,776
GameStop Corp.—Class A	*†	1,890	79,380
GSI Commerce, Inc.	*	1,469	19,876
Guitar Center, Inc.	*†	1,020	45,359
Hancock Fabrics, Inc.		631	2,108
Haverty Furniture Companies, Inc.		1,111	17,432
Hibbett Sporting Goods, Inc.	*	1,396	33,364
JC Penney Company, Inc. (Holding Company)		7,928	535,219
Jo-Ann Stores, Inc.	*†	1,266	18,547
Kenneth Cole Productions, Inc. Class A		956	21,347
Kirkland’s, Inc.	*	833	4,357
Longs Drug Stores Corporation		1,757	80,154
MarineMax, Inc.	*†	800	20,984
Marvel Entertainment, Inc.	*†	4,501	90,020
Men’s Wearhouse, Inc.		2,437	73,841
Michaels Stores, Inc.		5,676	234,078
Movie Gallery, Inc.	†	1,145	7,110
MSC Industrial Direct Company Class A		1,782	84,770
Nitches, Inc.	*	2,850	14,963
Office Depot, Inc.	*	11,792	448,096
OfficeMax, Inc.		3,587	146,170
O’Reilly Automotive, Inc.	*	4,772	148,839
Overstock.com, Inc.	*†	770	16,370
PC Connection, Inc.	*	854	4,996
Petco Animal Supplies, Inc.	*	612	12,503
Petsmart, Inc.		5,983	153,165
Pier 1 Imports, Inc.	†	3,712	25,910
Priceline.com, Inc.	*†	1,548	46,223
RadioShack Corporation	†	6,811	95,354
Restoration Hardware, Inc.	*†	314	2,255
Retail Ventures, Inc.	*	1,372	24,449
Rite Aid Corporation	*	20,882	88,540
Saks, Inc.	*†	5,811	93,964
Samsonite Corporation	*	1,133	1,156
School Specialty, Inc.	*†	854	27,200
Sears Holdings Corporation	*†	3,979	616,108
Sharper Image Corporation	*	648	7,199
Sherwin-Williams Company (The)		4,948	234,931
Stamps.com, Inc.	*†	1,050	29,211
Staples, Inc.		29,867	726,365
Stein Mart, Inc.		1,261	18,663
Stride Rite Corporation		2,388	31,498
Systemax, Inc.	*	1,358	10,592
TJX Companies, Inc.		20,086	459,166
Target Corporation		32,621	1,594,188
Tiffany & Company		6,084	200,894
Trans World Entertainment Corporation	*	1,932	13,949
Tuesday Morning Corporation		1,816	23,880
Tweeter Home Entertainment Group, Inc.	*	1,128	8,009
Valuevision Media, Inc. Class A	*	1,741	19,203
Walgreen Company		41,643	1,867,272
Wal-Mart Stores, Inc.		105,587	5,086,126
Williams-Sonoma, Inc.	*†	3,877	132,012
Zale Corporation	*†	2,300	55,407
			22,065,529
Telecommunications—0.2%
Citizens Communications Company		11,806	154,068
Lucent Technologies, Inc.	*	174,603	422,539
NTL, Inc.	†	8,979	223,577
Superior Telecom, Inc.	*‡***	2,013	—
Tellabs, Inc.	*	19,143	254,793
			1,054,977
Telephone Systems—2.8%
Adtran, Inc.		3,197	71,709
Alaska Communications Systems Group, Inc.		2,850	36,053
Alltel Corporation		14,709	938,875
AT&T, Inc.		160,327	4,471,520
Audiovox Corporation Class A	*	1,218	16,638
BellSouth Corporation		73,788	2,671,126
Brightpoint, Inc.	*	2,358	31,904
C2 Global Technologies, Inc.	*	677	1,029
Centennial Communications Corporation		3,036	15,787
CenturyTel, Inc.	†	5,985	222,343
Cincinnati Bell, Inc.	*	9,266	37,991
Commonwealth Telephone Enterprises, Inc.		876	29,048
Covad Communications Group, Inc.	*	13,040	26,210
D&E Communications, Inc.		1,712	18,558
Deltathree, Inc.	*	2,552	5,921
Dobson Communications Corporation Class A	*	3,916	30,271
Embarq Corp.		5,950	243,891
Equinix, Inc.	*†	622	34,123
Forgent Networks, Inc.	*	1,350	905
General Communication Class A	*	2,516	30,997
Global Payments, Inc.		3,238	157,205

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Goamerica, Inc.	*	24	$69
Hickory Tech Corporation		651	4,557
IDT Corporation Class B	*	4,800	66,192
iPCS, Inc.	†	700	33,810
j2 Global Communications, Inc.	*†	1,614	50,389
LCC International, Inc. Class A	*	1,000	3,730
Leap Wireless International, Inc.	*	2,100	99,645
Level 3 Communications, Inc.	*†	26,967	119,733
Lightbridge, Inc.	*	1,288	16,680
Mastec, Inc.	*	2,049	27,067
NII Holdings, Inc. Class B	*	4,900	276,262
Novatel Wireless, Inc.	*	1,358	14,096
NTELOS Holdings Corp.	*	2,700	39,015
Primus Telecommunications GP	*	3,086	1,728
Qwest Communications International, Inc.	*†	62,767	507,785
RCN Corporation	*†	2,597	64,743
Redback Networks, Inc.	*	1,198	21,971
Rural Cellular Corporation Class A	*	1,265	13,902
SAVVIS, Inc.		408	12,081
Sprint Nextel Corp.		119,001	2,378,830
SunCom Wireless Holdings, Inc.,—Class A	*	2,699	4,049
SureWest Communications		184	3,555
Talk America Holdings, Inc.	*†	1,398	8,654
Telecommunication Systems, Inc.	*†	1,200	2,868
Telephone & Data Systems, Inc.		2,518	104,245
Telephone & Data Systems, Inc.		1,018	39,600
Time Warner Telecom, Inc. Class A	*†	1,928	28,631
Ubiquitel, Inc.	*	4,078	42,167
US Cellular Corporation	*	680	41,208
Verizon Communications, Inc.		120,229	4,026,469
West Corporation	*	875	41,921
Wireless Facilities, Inc.	*†	2,398	6,595
			17,194,351
Textiles, Clothing & Fabrics—0.5%
Albany International Corporation Class A		1,437	60,914
Brown Shoe Company, Inc.		1,194	40,692
Coach, Inc.	*	15,372	459,623
Columbia Sportswear Company	*	652	29,510
CROCS, Inc.	*†	1,800	45,270
Culp, Inc.	*	888	4,342
Genesco, Inc.	*	921	31,194
Guess ?, Inc.	*	1,774	74,065
Gymboree Corporation	*	1,400	48,664
Iconix Brand Group, Inc.		2,100	34,314
Jones Apparel Group, Inc.		4,641	147,537
Kellwood Company		1,170	34,246
K-Swiss, Inc. Class A		1,476	39,409
Liz Claiborne, Inc.		4,930	182,706
Mohawk Industries, Inc.	*†	2,460	173,061
Mossimo, Inc.	*	2,806	22,308
Mothers Work, Inc.	*	600	21,030
Nike, Inc. Class B		6,890	558,090
Oxford Industries, Inc.		936	36,888
Phillips-Van Heusen Corporation		1,267	48,349
Polo Ralph Lauren Corporation		2,143	117,651
Polymer Group Escrow	‡***	1,565	—
Quaker Fabric Corporation	*	2,550	3,468
Quiksilver, Inc.	*	4,288	52,228
Russell Corporation		1,339	24,316
Sport-Haley, Inc.	*	1,042	5,002
Steven Madden Ltd.		751	22,245
Tag-It Pacific, Inc.	*	1,334	894
Tarrant Apparel Group	*†	1,106	2,157
Timberland Company Class A	*	2,970	77,517
VF Corporation		3,785	257,077
Warnaco Group, Inc. (The)	*	1,569	29,309
Wolverine World Wide, Inc.		2,589	60,401
			2,744,477
Therapeutics—0.0%
Altus Pharmaceuticals, Inc.	*	1,600	29,520
Transportation—1.9%
Alexander & Baldwin, Inc.	†	1,466	64,900
American Commercial Lines, Inc.	*	1,000	60,250
Arctic Cat, Inc.		1,857	36,230
Arkansas Best Corporation		903	45,340
Brunswick Corporation		3,797	126,250
Burlington Northern Santa Fe Corporation		15,305	1,212,921
CSX Corporation		8,882	625,648
Carnival Corporation	†	17,238	719,514
CH Robinson Worldwide, Inc.		7,150	381,095
Con-way, Inc.		2,160	125,129
Expedia, Inc.	*	12,018	179,909
Expeditors International Washington, Inc.		8,772	491,320
FedEx Corporation		11,378	1,329,633
Fleetwood Enterprises, Inc.	*	1,750	13,195
Florida East Coast Industries		423	22,136
Forward Air Corporation		1,431	58,285
Freightcar America, Inc.		900	49,959
GATX Corporation		1,766	75,055
General Maritime Corporation		1,897	70,113
Genesee & Wyoming, Inc. Class A	*	1,576	55,901
Gulfmark Offshore, Inc.	*	1,000	25,830
Heartland Express, Inc.		4,220	75,496
Hornbeck Offshore Services, Inc.	*	1,800	63,936
HUB Group, Inc. Class A	*	2,400	58,872
JB Hunt Transport Services, Inc.		6,334	157,780
Kansas City Southern	*†	2,513	69,610
Kirby Corporation	*	2,358	93,141
Laidlaw International, Inc.		3,900	98,280
Landstar System, Inc.	†	2,256	106,551
Maritrans, Inc.		499	12,425
Norfolk Southern Corporation		16,102	856,948
Old Dominion Freight Line, Inc.	*	1,783	67,023
OMI Corporation	†	3,824	82,790
Overseas Shipholding Group		1,587	93,871
P.A.M. Transportation Services, Inc.	*	338	9,765
Pacer International, Inc.		1,664	54,213
Polaris Industries, Inc.		1,858	80,451
Quality Distribution, Inc.	*	93	1,235
RailAmerica, Inc.	*	1,527	15,972
Royal Caribbean Cruises Ltd.		4,300	164,475
Sabre Holdings Corporation		5,055	111,210
SCS Transportation, Inc.	*	1,662	45,755
Sirva, Inc.	*	517	3,345
Swift Transportation Company, Inc.	*	3,649	115,892
Thor Industries, Inc.	†	1,221	59,157
Trinity Industries, Inc.	†	3,051	123,260
Union Pacific Corporation		10,489	975,057
United Parcel Service, Inc. Class B		25,952	2,136,628
Wabtec Corporation		1,737	64,964
Werner Enterprises, Inc.		2,915	59,087

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
West Marine, Inc.*†	803	$10,824
YRC Worldwide, Inc.*	2,278	95,927
		11,732,553
Transportation Services—0.0%
Velocity Express Corporation*	2	3
Water Companies—0.0%
American States Water Company	500	17,825
Aqua America, Inc.	4,329	98,658
California Water Service Group	965	34,489
Connecticut Water Service, Inc.	500	11,710
Pico Holdings, Inc.*	1,150	37,088
SJW Corporation	1,010	25,705
		225,475
Webhosting/Design—0.0%
Verso Technologies, Inc.*	1,618	1,667
Wireless Equipment—Communications—0.0%
Terabeam, Inc.*	2,197	4,482
TOTAL COMMON STOCKS
(Cost $411,327,214)		598,013,248

Coupon Rate	Maturity Date	Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.730%	09/07/2006**
(Cost $272,543)		$275,000	272,543

	Shares	Value
WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 2/7/2010†***	264	—
Equitex, Inc. Warrants, Expires 2/7/2010†***	264	—
(Cost $—)		—

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—9.3%
Institutional Money Market Funds—0.1%
BGI Institutional Fund††			$460,522	460,522
Bank & Certificate Deposits/ Offshore Time Deposits—8.9%
Abbey National PLC
5.100%	07/10/2006	††	1,842,084	1,842,084
Bank Of Montreal
5.290%	08/03/2006	††	690,783	690,783
Bank Of Nova Scotia
5.290%	08/08/2006	††	1,151,306	1,151,306
Barclays
5.150%	08/01/2006	††	1,151,306	1,151,306
Barton Capital LLC
5.258%	07/07/2006	††	921,045	921,045
Barton Capital LLC
5.120%	07/05/2006	††	912,237	912,237
Calyon
5.300%	08/08/2006	††	1,151,306	1,151,306
Canadian Imperial Bank of Commerce
5.310%	07/31/2006	††	690,783	690,783
Clipper Receivables Corp
5.119%	07/05/2006	††	921,045	921,045
Compass Securitization
5.222%	07/14/2006	††	1,151,306	1,151,306
CRC Funding LLC
5.282%	07/21/2006	††	450,766	450,766
Credit Suisse First Boston Corporation
5.275%	07/24/2006	††	1,151,306	1,151,306
Deutsche Bank
5.250%	07/05/2006	††	921,045	921,045
Dexia Group
5.300%	08/09/2006	††	1,151,306	1,151,306
Fairway Finance
5.264%	07/11/2006	††	921,045	921,045
Falcon Asset Securitization Corporation
5.290%	07/24/2006	††	460,522	460,522
Grampian Funding LLC
5.319%	07/21/2006	††	921,045	921,045
Harris NA
5.080%	07/05/2006	††	921,045	921,045
Jupiter Securitization Corporation
5.252%	07/18/2006	††	1,151,306	1,151,306
Lexington Parker Cap Comp
5.202%	07/13/2006	††	1,151,306	1,151,306
Lexington Parker Cap Comp
5.192%	07/13/2006	††	450,602	450,602
Merrill Lynch & Co
5.303%	07/03/2006	††	7,598,618	7,598,618
Morgan Stanley & Co
5.303%	07/03/2006	††	7,452,883	7,452,883
National Australia Bank
5.290%	07/03/2006	††	3,132,448	3,132,448
Old Line Funding LLC
5.271%	07/12/2006	††	921,045	921,045
Old Line Funding LLC
5.221%	07/05/2006	††	690,783	690,783
Prefco
5.269%	07/18/2006	††	230,261	230,261
Ranger Funding
5.252%	07/27/2006	††	1,151,306	1,151,306
Skandinaviska Enskilda Banken AB
5.130%	07/12/2006	††	2,302,612	2,302,612
Svenska Handlesbanken
5.290%	07/03/2006	††	1,617,278	1,617,278
The Bank of the West
5.250%	08/07/2006	††	1,151,306	1,151,306
Three Pillars Funding LLC
5.245%	07/19/2006	††	1,151,306	1,151,306
Toronto Dominion Bank
5.300%	07/26/2006	††	921,045	921,045
Toronto Dominion Bank
5.300%	07/31/2006	††	460,522	460,522
UBS AG
5.250%	07/21/2006	††	460,522	460,522
UBS AG
5.250%	08/04/2006	††	921,045	921,045
Wells Fargo
5.210%	07/06/2006	††	1,381,567	1,381,567
Wells Fargo
5.170%	07/03/2006	††	1,611,828	1,611,828
				53,390,870

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Broad
Market Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Floating Rate Instruments/Master Notes—0.3%
Bank of America
5.270%	07/14/2006	††	$921,045	$921,045
HBOS Halifax Bank of Scotland
5.110%	07/10/2006	††	1,151,306	1,151,306
				2,072,351
TOTAL CASH EQUIVALENTS
(Cost $55,923,743)				55,923,743

REPURCHASE AGREEMENTS—0.7%
IBT Repurchase Agreement dated 06/30/2006 due 07/03/2006, with a maturity value of $4,210,568 and an effective yield of 4.65% collateralized by U.S. Government Obligations with a rate of 8.375%, maturity date of 11/25/2015 and an aggregate market value of $4,419,384.			4,208,938	4,208,938
TOTAL INVESTMENTS—109.2%
(Cost $471,732,438)				658,418,472
Other assets less liabilities—(9.2%)				(55,217,007)
NET ASSETS—100.0%				$603,201,465

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

***	Security has no market value at 06/30/2006.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—97.3%
Advertising—0.4%
24/7 Real Media, Inc.	*	1,934	$16,981
Aquantive, Inc.	*†	3,727	94,405
Catalina Marketing Corporation		2,132	60,677
Clear Channel Outdoor Holdings, Inc. Class A	*	1,750	36,680
Getty Images, Inc.	*†	2,522	160,172
Jupitermedia Corporation	*	1,450	18,850
Lamar Advertising Company	*	4,390	236,445
Valueclick, Inc.	*†	5,119	78,577
			702,787
Aerospace & Defense—0.3%
AAR Corporation	*†	2,170	48,239
Alliant Techsystems, Inc.	*†	1,931	147,432
Armor Holdings, Inc.	*	1,840	100,887
Fairchild Corporation (The) Class A	*	3,266	6,793
Gencorp, Inc.	*†	2,409	38,616
Heico Corporation		705	19,987
Heico Corporation Class A		878	20,826
Innovative Solutions & Support, Inc.	*†	1,200	16,872
Kaman Corporation Class A		1,060	19,292
Kreisler Manufacturing Corporation	*	1,250	16,713
Orbital Sciences Corporation	*†	3,534	57,039
Sequa Corporation Class A	*	511	41,646
Triumph Group, Inc.	*	822	39,456
United Industrial Corporation Ltd.		540	24,435
			598,233
Airlines—0.7%
AMR Corporation	*	9,373	238,262
Air T, Inc.		563	6,244
Airnet Systems, Inc.	*	2,610	7,752
Airtran Holdings, Inc.	*†	4,678	69,515
Alaska Air Group, Inc.	*	1,824	71,902
Atlas Air Worldwide Holdings, Inc.		765	37,516
Bristow Group, Inc.	*	983	35,388
Continental Airlines, Inc. Class B	*†	4,443	132,401
ExpressJet Holdings, Inc.	*	1,626	11,236
Frontier Airlines Holdings, Inc.		3,730	26,893
JetBlue Airways Corporation	*†	8,064	97,897
Mesa Air Group, Inc.	*	2,928	28,841
Midwest Air Group, Inc.	*†	4,075	20,579
PHI, Inc.	*	774	25,697
Pinnacle Airlines Corporation	*†	930	6,547
Skywest, Inc.		3,080	76,384
UAL Corp.	*†	4,810	149,206
US Airways Group, Inc.	*	2,792	141,108
			1,183,368
Apparel Retailers—1.4%
Abercrombie & Fitch Company Class A		4,753	263,459
Aeropostale, Inc.	*	2,863	82,712
American Eagle Outfitters, Inc.	†	7,116	242,229
AnnTaylor Stores Corporation	*	3,874	168,054
Bebe Stores, Inc.		940	14,495
Big Dog Holdings, Inc.	*	1,621	20,230
Buckle, Inc. (The)		695	29,100
Cache, Inc.	*	1,030	17,860
Carter’s, Inc.	*	2,156	56,983
Casual Male Retail Group, Inc.	*	2,471	24,834
Cato Corporation Class A		1,762	45,548
Charlotte Russe Holding, Inc.	*	1,100	26,334
Charming Shoppes, Inc.	*	6,239	70,126
Chico’s FAS, Inc.	*	9,268	250,051
Children’s Place	*†	1,134	68,097
Christopher & Banks Corporation		2,379	68,991
Claire’s Stores, Inc.		4,386	111,887
Dress Barn, Inc.	*†	2,592	65,707
Finish Line Class A		1,604	18,975
HOT Topic, Inc.	*†	2,815	32,401
JOS A. Bank Clothiers, Inc.	*†	1,078	25,829
Pacific Sunwear of California, Inc.	*†	3,586	64,297
Payless Shoesource, Inc.	*†	3,074	83,521
Ross Stores, Inc.		7,870	220,753
Stage Stores, Inc.		1,491	49,203
Talbots, Inc.		1,205	22,232
Too, Inc.	*	2,075	79,659
Under Armour, Inc.—Class A	*†	1,360	57,963
United Retail Group, Inc.	*	1,000	15,510
Urban Outfitters, Inc.	*†	6,082	106,374
Wet Seal, Inc. (The) Class A	*	4,497	21,945
Wilsons The Leather Experts, Inc.	*	2,979	12,244
			2,437,603
Automotive—1.2%
A.O. Smith Corporation		952	44,135
Adesa, Inc.		4,711	104,773
Aftermarket Technology Corporation	*	1,503	37,350
American Axle & Manufacturing Holdings, Inc.	†	2,114	36,171
America’s Car Mart, Inc.	*	489	9,932
Amerigon, Inc.	*	2,108	18,909
ArvinMeritor, Inc.	†	3,702	63,637
Asbury Automotive Group, Inc.	*	1,342	28,101
BorgWarner, Inc.		2,846	185,275
Carmax, Inc.	*†	5,398	191,413
Clarcor, Inc.		2,844	84,723
Coachmen Industries, Inc.		705	8,418
Copart, Inc.	*	3,582	87,974
Dura Automotive Systems, Inc.	*	1,399	2,616
Exide Technologies, Inc.	*	2,130	9,116
Federal Signal Corporation		3,130	47,388
Group 1 Automotive, Inc.		1,068	60,171
Harsco Corporation		2,133	166,289
Jarden Corporation	*†	2,876	87,574
JLG Industries, Inc.		5,224	117,540
Keystone Automotive Industries, Inc.	*	1,143	48,257
Lear Corporation	†	3,281	72,871
Lithia Motors, Inc. Class A		863	26,166
LKQ Corporation	*	2,300	43,700
Monaco Coach Corporation		1,376	17,475
Oshkosh Truck Corporation		3,930	186,754
PEP Boys-Manny Moe & Jack		3,451	40,480
Proliance International, Inc.	*	2,240	10,349
Rush Enterprises, Inc.—Class A	*	1,100	19,987
Sonic Automotive, Inc.		1,869	41,454
Standard Motor Products, Inc.		1,280	10,675
Strattec Security Corporation	*	124	6,176
Superior Industries International, Inc.	†	1,113	20,357
Tenneco Automotive, Inc.	*	2,430	63,180
Titan International, Inc.	†	1,086	20,319
TRW Automotive Holdings Corporation	*	1,800	49,104
United Auto Group, Inc.		2,086	44,536
Visteon Corporation	*	8,560	61,718

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
	Wabash National Corporation	1,396	$21,443
Winnebago Industries, Inc.	† ††	1,714	53,203
			2,249,709
Banking—7.2%
	1st Source Corporation	1,073	36,300
ACE Cash Express, Inc.	*	1,200	35,124
	Advance America Cash Advance Centers, Inc.	3,290	57,707
	Advanta Corporation Class A	1,447	47,447
	Alabama National Bancorp	795	54,179
Alliance Bankshares Corporation	*	745	12,221
	Amcore Financial, Inc.	1,313	38,484
AmericanWest Bancorp	*	720	16,308
AmeriCredit Corporation	*	7,568	211,299
	Ameris Bancorp	1,414	32,720
	Anchor Bancorp Wisconsin, Inc.	1,412	42,600
	Arrow Financial Corporation	463	12,700
	Associated Banc Corporation	6,886	217,116
Asta Funding, Inc.	†	650	24,342
	Astoria Financial Corporation	4,831	147,104
	BancFirst Corporation	642	28,729
	Bancorpsouth, Inc.	3,722	101,424
	BancTrust Financial Group, Inc.	1,600	37,552
	Bank Mutual Corporation	3,757	45,911
	Bank of Hawaii Corporation	2,694	133,622
	Bank of the Ozarks, Inc.	1,070	35,631
	BankAtlantic Bancorp, Inc. Class A	3,411	50,619
	Bankunited Financial Corporation Class A	2,413	73,645
	Banner Corporation	990	38,155
Blue River Bancshares, Inc.	*	2,545	17,433
	BOK Financial Corporation	1,496	74,306
	Boston Private Financial Holdings, Inc.	1,777	49,578
	Brookline Bancorp, Inc.	3,836	52,822
	Bryn Mawr Bank Corporation	1,548	34,304
	Camden National Corporation	740	29,526
Capital Bank Corporation	†	1,283	20,849
	Capital City Bank Group, Inc.	738	22,288
Capital Crossing Bank	*	362	8,905
	Capitol Bancorp Ltd.	1,130	44,013
	Capitol Federal Financial	1,016	34,839
	Cardinal Financial Corporation	2,163	25,134
	Cascade Bancorp	1,755	50,035
	Cascade Financial Corporation	1,063	16,448
	Cathay General Bancorp	2,284	83,092
Centennial Bank Holdings, Inc.	*†	4,150	42,911
	Central Pacific Financial Corporation	1,889	73,104
	CFS Bancorp, Inc.	1,873	27,795
	Charter Financial Corporation	350	13,811
	Chemical Financial Corporation	1,637	50,092
	Chittenden Corporation	2,222	57,439
	Citizens Banking Corporation	2,320	56,631
	City Bank, Lynnwood, WA	1,098	51,233
	City Holding Company	930	33,610
	City National Corporation	2,229	145,086
	Coastal Financial Corporation	1,775	23,146
	CoBiz, Inc.	1,800	40,536
	Colonial BancGroup, Inc. (The)	7,913	203,206
	Columbia Banking System, Inc.	1,330	49,715
	Commerce Bancshares, Inc.	3,400	170,170
	Commercial Bankshares, Inc. (Florida)	310	11,464
Commercial Capital Bancorp, Inc.	†	2,557	40,273
Community Bancorp	*	430	13,364
	Community Bank System, Inc.	1,892	38,162
Community Banks, Inc.	†	1,641	42,666
	Community Trust Bancorp, Inc.	1,028	35,908
CompuCredit Corporation	*	2,354	90,488
Corus Bankshares, Inc.	†	2,102	55,030
	Cullen/Frost Bankers, Inc.	2,873	164,623
	CVB Financial Corporation	3,713	58,146
	Dime Community Bancshares	1,638	22,228
	Downey Financial Corporation	1,308	88,748
	Eastern Virginia Bankshares, Inc.	701	15,492
	East-West Bancorp, Inc.	3,020	114,488
Euronet Worldwide, Inc.	*†	1,586	60,855
	Farmers Capital Bank Corporation	1,113	36,451
	Fidelity Bankshares, Inc.	1,432	45,566
	Fidelity Southern Corporation	1,382	24,572
	Financial Federal Corporation	1,515	42,132
	Financial Institutions, Inc.	750	15,645
	First Bancorp North Carolina	1,473	30,933
	First Bancorp Puerto Rico	3,926	36,512
	First Charter Corporation	2,103	51,587
	First Citizens BancShares, Inc. Class A	275	55,137
	First Commonwealth Financial Corporation	4,656	59,131
	First Community Bancorp	894	52,818
First Financial Bancorp	†	3,075	45,848
	First Financial Bankshares, Inc.	1,106	40,413
	First Financial Holdings, Inc.	450	14,400
	First Financial Service Corporation	818	24,949
	First Indiana Corporation	1,200	31,236
	First Merchants Corporation	1,625	39,504
	First Midwest Bancorp, Inc.	2,422	89,808
	First Niagara Financial Group, Inc.	5,990	83,980
	First Oak Brook Bancshares Class A	771	28,527
	First of Long Island Corporation (The)	493	20,533
	First Republic Bank	1,471	67,372
	FirstBank NW Corporation	400	10,504
FirstFed Financial Corporation	*†	1,033	59,573
	FirstMerit Corporation	4,085	85,540
	Flag Financial Corp.	720	14,004
	Flagstar Bancorp, Inc.	1,470	23,461
	Flushing Financial Corporation	1,450	26,042
	FMS Financial Corporation	500	8,060
	FNB Corporation	3,347	52,782
Franklin Bank Corporation	*	1,930	38,967
Fremont General Corporation	†	3,340	61,990
Frontier Financial Corporation	†	1,503	51,087
	Fulton Financial Corporation	9,693	154,313
	Glacier Bancorp, Inc.	1,743	51,018
	Great Lakes Bancorp, Inc.	791	13,827
	Great Southern Bancorp, Inc.	470	14,349
	Greater Bay Bancorp	2,834	81,477
	Hallwood Group, Inc.	100	11,200
	Hancock Holding Company	1,352	75,712
	Hanmi Financial Corporation	2,860	55,598
	Harbor Florida Bancshares, Inc.	1,412	52,442
	Harleysville National Corporation	2,023	42,908
	Harrington West Financial Group, Inc.	1,172	18,635
	Heritage Commerce Corporation	1,180	29,252
	Heritage Financial Corporation	972	25,602
	Horizon Financial Corporation	500	13,715
	Horizon Financial Services Corporation	450	6,232
	Hudson City Bancorp, Inc.	28,966	386,117
	Iberiabank Corporation	687	39,530

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Independent Bank Corporation (Massachusetts)	874	$28,379
Independent Bank Corporation (Michigan)	1,319	34,690
IndyMac Bancorp, Inc. †	3,274	150,113
Integra Bank Corporation	1,659	36,083
International Bancshares Corporation	3,087	84,831
Investors Financial Services Corporation	3,490	156,701
Irwin Financial Corporation	1,296	25,129
Itla Capital Corporation	680	35,754
Kearny Financial Corporation †	1,000	14,800
KNBT Bancorp, Inc.	1,653	27,308
Lakeland Financial Corporation	500	12,145
MAF Bancorp, Inc.	1,636	70,086
Main Street Trust, Inc.	291	8,875
MainSource Financial Group, Inc.	650	11,329
Matrix Bancorp, Inc. *	974	22,792
MB Financial, Inc. †	1,430	50,565
Medallion Financial Corporation	2,518	32,633
Mercantile Bankshares Corporation	6,466	230,642
Merchants Bancshares, Inc.	572	13,814
Midsouth Bancorp, Inc.	401	12,110
Mid-State Bancshares	1,770	49,560
Midwest Banc Holdings, Inc.	1,420	31,595
MidWestOne Financial Group, Inc.	583	11,223
Mitcham Industries, Inc. *	1,100	14,047
Nara Bancorp, Inc.	2,060	38,625
NASB Financial, Inc. †	529	17,864
National Penn Bancshares, Inc.	2,366	46,989
NBT Bancorp, Inc.	2,320	53,894
Nelnet, Inc. Class A *	1,351	54,783
Netbank, Inc.	2,851	18,902
New York Community Bancorp, Inc. †	13,111	216,463
NewAlliance Bancshares, Inc. †	5,770	82,569
Northern States Financial Corporation	773	14,764
Northwest Bancorp, Inc.	1,598	42,347
Ocwen Financial Corp. †	3,358	42,680
Old National Bancorp	3,796	75,806
Old Second Bancorp, Inc.	940	29,140
Omega Financial Corp.	1,100	34,441
Oriental Financial Group (Puerto Rico) †	2,140	27,306
Pacific Capital Bancorp	2,664	82,904
Pacific Premier Bancorp, Inc. *	977	11,431
Park National Corporation †	624	61,657
Parkvale Financial Corporation	1,077	31,502
Partners Trust Financial Group, Inc. †	3,310	37,767
Peapack Gladstone Financial Corporation †	390	10,097
Peoples Bancorp, Inc.	1,235	36,852
People’s Bank	2,904	95,396
Peoples Financial Corporation	884	19,550
PFF Bancorp, Inc.	1,563	51,829
Popular, Inc. (Puerto Rico)	12,566	241,267
Premier Community Bankshares, Inc.	934	19,292
PrivateBancorp, Inc.	1,270	52,591
Prosperity Bancshares, Inc.	1,930	63,478
Provident Bankshares Corporation	1,869	68,013
Provident Financial Services, Inc.	3,604	64,692
Provident New York Bancorp	3,488	46,111
R&G Financial Corporation Class B (Puerto Rico)	1,556	13,366
Renasant Corporation	810	32,683
Republic Bancorp, Inc.	3,755	46,524
Republic Bancorp, Inc. Class A	976	20,106
Riverview Bancorp, Inc.	1,301	34,086
Royal Bancshares of Pennsylvania Class A	840	20,395
S&T Bancorp, Inc.	1,478	49,114
S.Y. Bancorp, Inc.	1,060	29,129
Sandy Spring Bancorp, Inc.	694	25,026
Santander Bancorp (Puerto Rico) †	511	12,581
Security Bank Corporation	440	9,799
Shore Bancshares, Inc.	828	22,464
Signature Bank/New York, NY *	1,670	54,075
Simmons First National Corporation Class A	911	26,428
Sky Financial Group, Inc.	5,959	140,692
Sound Federal Bancorp, Inc.	860	17,879
South Financial Group, Inc. (The)	3,909	103,237
SouthFirst Bancshares, Inc.	400	5,740
Southwest Bancorp, Inc.	1,320	33,660
State Bancorp, Inc.	988	17,053
Sterling Bancorp, NY	1,691	32,974
Sterling Bancshares, Inc.	2,585	48,469
Sterling Financial Corporation (Pennsylvania)	1,558	34,120
Sterling Financial Corporation (Washington)	2,023	61,722
Student Loan Corporation	247	49,894
Suffolk Bancorp	1,100	36,025
Susquehanna Bancshares, Inc.	2,892	69,119
SVB Financial Group *†	1,768	80,373
TCF Financial Corporation †	6,764	178,908
TD Banknorth, Inc.	6,870	202,322
Texas Capital Bancshares, Inc. *	1,870	43,571
Texas Regional Bancshares, Inc. Class A	2,981	113,040
Texas United Bancshares, Inc.	550	15,482
Tompkins Trustco, Inc.	665	28,595
Trustco Bank Corporation †	4,645	51,188
Trustmark Corporation	2,436	75,443
UCBH Holdings, Inc.	5,352	88,522
UMB Financial Corporation	1,992	66,413
Umpqua Holdings Corporation	2,761	70,820
Union Bankshares Corporation	790	34,081
UnionBanCal Corporation	2,988	192,995
United Bankshares, Inc.	2,205	80,769
United Community Banks, Inc. †	2,120	64,533
Valley National Bancorp	6,445	165,701
W Holding Company, Inc. (Puerto Rico) †	6,219	41,356
Washington Federal, Inc.	4,712	109,271
Washington Trust Bancorp, Inc.	960	26,611
Webster Financial Corporation	2,793	132,500
Wesbanco, Inc.	1,500	46,485
West Coast Bancorp	1,290	38,016
Westamerica Bancorporation	1,709	83,690
Westfield Financial, Inc.	1,240	34,633
Whitney Holding Corporation	3,297	116,597
Willow Grove Bancorp, Inc.	1,179	18,758
Wilmington Trust Corporation	3,614	152,439
Wintrust Financial Corporation	1,298	66,003
World Acceptance Corporation *	739	26,249
WSFS Financial Corporation	610	37,484
		12,911,336
Beverages, Food & Tobacco—1.7%
American Italian Pasta Company Class A	937	8,021

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Boston Beer Co., Inc. Class A	*	580	$16,988
Bridgford Foods Corporation	*	560	3,500
Bunge Ltd.	†	6,150	309,037
Central European Distribution Corporation	*†	1,597	40,181
Chiquita Brands International, Inc.		1,890	26,044
Coca-Cola Bottling Company Consolidated		437	22,186
Corn Products International, Inc.		3,796	116,158
Del Monte Foods Company		11,215	125,944
Delta & Pine Land Company	†	2,268	66,679
Farmer Brothers Company		930	20,162
Flowers Foods, Inc.		2,760	79,046
Fresh Del Monte Produce, Inc. (Cayman Islands)		1,097	18,945
Gold Kist, Inc.	*	2,330	31,152
Green Mountain Coffee Roasters, Inc.	*	500	20,085
Griffin Land & Nurseries, Inc.	*	650	20,312
Hain Celestial Group, Inc.	*	2,166	55,796
Hansen Natural Corporation	*†	920	175,140
Hormel Foods Corporation		4,076	151,383
Inventure Group (The), Inc.		683	1,967
JM Smucker Company (The)		3,155	141,028
John B. Sanfilippo & SON	*	370	4,902
Kraft Foods, Inc. Class A	†	13,408	414,307
Lancaster Colony Corporation		1,510	59,600
Lance, Inc.		1,371	31,560
Loews Corp.—Carolina Group		4,880	250,686
M&F Worldwide Corporation	*	781	12,574
Margo Caribe, Inc. (Puerto Rico)	*	1,022	5,774
Nash Finch Company	†	570	12,135
Peet’s Coffee & Tea, Inc.	*	1,297	39,156
PepsiAmericas, Inc.		3,812	84,283
Performance Food Group Company	*	1,907	57,935
Pilgrim’s Pride Corporation	†	2,376	61,301
Ralcorp Holdings, Inc.	*	1,658	70,515
Reliv International, Inc.		1,110	10,967
Sanderson Farms, Inc.	†	1,504	42,097
Seaboard Corporation	†	23	29,440
Smart & Final, Inc.	*	1,115	18,777
Smithfield Foods, Inc.	*	4,853	139,912
Spartan Stores, Inc.		960	14,045
Tootsie Roll Industries, Inc.		1,665	48,501
Topps Company, Inc. (The)		2,256	18,544
TreeHouse Foods, Inc.	*†	1,394	33,303
United Natural Foods, Inc.	*†	2,024	66,832
Universal Corporation		1,079	40,160
Vector Group Ltd.	†	2,169	35,246
			3,052,306
Bio-Technology—0.0%
Acacia Research—Acacia Technologies		1,430	20,106

Building Materials—0.8%
Amcol International Corporation		1,827	48,141
Andersons, Inc.	†	1,222	50,847
Carbo Ceramics, Inc.	†	1,203	59,103
Champion Enterprises, Inc.	*	4,019	44,370
Chemed Corporation		1,472	80,268
Chindex International, Inc.	*†	549	4,343
Comfort Systems USA, Inc.		2,180	31,152
Conceptus, Inc.	*	1,047	14,281
Digi International, Inc.	*	2,517	31,538
Eagle Materials, Inc.		2,611	124,022
ElkCorp		939	26,076
EP Medsystems, Inc.	*	5,240	9,013
Florida Rock Industries, Inc.	†	2,698	134,010
Ikon Office Solutions, Inc.		5,770	72,702
Ingram Micro, Inc. Class A	*	6,771	122,758
Insight Enterprises, Inc.	*	2,944	56,083
Interline Brands, Inc.	*	1,400	32,732
Jewett-Cameron Trading Ltd. (Canada)	*	1,050	12,054
Microtek Medical Holdings, Inc.	*	4,250	16,235
Nyer Medical Group, Inc.	*	2,533	6,915
Owens & Minor, Inc.		2,163	61,862
PSS World Medical, Inc.	*†	3,574	63,081
Performance Technologies, Inc.	*	794	5,479
Precis, Inc.	*	3,538	5,838
Programmers Paradise, Inc.		1,787	24,982
Quanta Services, Inc.	*†	5,753	99,699
Rock of Ages Corporation		1,387	6,727
Tech Data Corporation	*	2,708	103,743
US Concrete, Inc.	*	2,050	22,652
USG Corporation	*†	1,845	134,556
			1,505,262
Chemicals—1.7%
A. Schulman, Inc.		1,444	33,053
Aceto Corporation		1,070	7,404
AEP Industries, Inc.	*	373	12,466
Airgas, Inc.		3,575	133,169
Albemarle Corporation	†	2,236	107,060
Applied Films Corporation	*	564	16,068
Arch Chemicals, Inc.		1,211	43,657
Atlantis Plastics, Inc. Class A		1,278	11,579
Balchem Corp.—Class B		720	16,200
Cabot Corporation		2,894	99,901
Cabot Microelectronics Corporation	*	1,450	43,949
Calgon Carbon Corporation	†	1,650	10,048
Celanese Corporation Class A		3,960	80,863
CF Industries Holdings, Inc.		3,230	46,060
Chemtura Corporation		13,115	122,494
Church & Dwight, Inc.		3,411	124,229
Compass Minerals International, Inc.		2,020	50,399
Cytec Industries, Inc.	†	2,025	108,661
Empire Financial Holding Company	*	1,550	4,340
FMC Corporation		1,938	124,788
Female Health Company (The)	*†	4,532	6,118
Georgia Gulf Corporation		1,719	43,009
HB Fuller Company		1,285	55,987
Huntsman Corporation	*	5,430	94,048
Landec Corporation	*	3,037	28,092
LSB Industries, Inc.	*†	1,412	11,663
Lubrizol Corporation		3,430	136,685
Lyondell Chemical Company		11,899	269,631
MacDermid, Inc.		1,457	41,962
Minerals Technologies, Inc.		1,108	57,616
Mosaic Company (The)	*†	6,930	108,454
Myers Industries, Inc.		1,717	29,515
Nalco Holding Company	*	4,180	73,693
NewMarket Corporation		690	33,851
NL Industries, Inc.		412	4,429
NuCo2, Inc.	*	761	18,294
Olin Corporation		3,437	61,625
OM Group, Inc.	*	1,477	45,565
Omnova Solutions, Inc.	*	3,769	21,408
Penford Corporation		786	13,283
Pharmos Corporation	*	1,375	2,901

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
PolyOne Corporation	*	4,683	$41,117
Scotts Company (The) Class A		2,494	105,546
Sensient Technologies Corporation		2,028	42,405
Spartech Corporation		2,251	50,873
Stepan Company		1,197	37,801
SurModics, Inc.	*†	1,185	42,790
Trex Company, Inc.	*†	732	18,951
Tronox, Inc.—Class A		2,250	29,205
Tupperware Corporation		3,120	61,433
UAP Holding Corporation		2,160	47,110
Unifi, Inc.	*	2,629	7,624
USEC, Inc.		4,047	47,957
Valhi, Inc.		1,641	40,287
W.R. Grace & Company	*†	3,690	43,173
Wellman, Inc.		1,669	6,743
West Pharmaceutical Services, Inc.		1,706	61,894
Westlake Chemical Corp.		800	23,840
			3,062,966
Coal—0.8%
Alliance Resource Partners, LP		1,280	46,374
Alpha Natural Resources, Inc.	*	3,220	63,176
Arch Coal, Inc.	†	7,556	320,148
Foundation Coal Holdings, Inc.		2,120	99,492
International Coal Group, Inc.	*†	7,310	52,559
James River Coal Company	*†	780	20,662
Natural Resource Partners, LP	†	700	37,940
Peabody Energy Corporation		13,638	760,318
Penn Virginia Resource Partners, LP	†	1,440	38,707
Westmoreland Coal Company	*	600	14,232
			1,453,608
Commercial Services—6.4%
Aaron Rents, Inc.		2,599	69,861
ABM Industries, Inc.		2,291	39,176
Accelrys, Inc.	*	3,326	23,714
Accenture Ltd. Class A (Bermuda)		29,660	839,971
ACCO Brands Corporation	*	2,358	51,640
Administaff, Inc.		1,143	40,931
Advisory Board Company (The)	*	950	45,685
Advo, Inc.		1,727	42,501
Affymetrix, Inc.	*	3,535	90,496
Akamai Technologies, Inc.	*†	7,885	285,358
Ambassadors Group, Inc.		1,380	39,854
Ambassadors International, Inc.		524	12,183
Amerco, Inc.	*	806	81,132
AmeriGas Partners, LP		1,070	31,479
AMN Healthcare Services, Inc.	*	1,507	30,592
Angelica Corporation		511	8,963
Antigenics, Inc.	*	1,707	3,619
APAC Customer Services, Inc.	*	1,972	3,786
Applera Corporation Celera Genomics Group	*	4,519	58,521
Ariad Pharmaceuticals, Inc.	*	5,713	25,766
Artemis International Solutions Corporation	*	56	89
Asset Acceptance Capital Corporation	*	728	14,414
Axonyx, Inc.	*	2,772	2,356
BISYS Group, Inc. (The)	*	6,749	92,461
Bandag, Inc.		1,000	36,590
Barrett Business Services, Inc.	*	1,740	31,929
BearingPoint, Inc.	*	10,066	84,252
Bowne & Company, Inc.		1,575	22,522
Bright Horizons Family Solutions, Inc.	*	1,210	45,605
Brink’s Company (The)		2,780	156,820
Career Education Corporation	*	5,428	162,243
Casella Waste Systems, Inc. Class A	*	2,380	31,154
CDI Corporation		711	20,619
Celgene Corporation	*	17,836	845,961
Central Parking Corporation		1,898	30,368
Cenveo, Inc.	*	2,792	50,116
Ciphergen Biosystems, Inc.	*	1,500	1,665
Clean Harbors, Inc.	*	510	20,558
Coinmach Service Corp.—Class A		1,800	18,450
Coinstar, Inc.	*	1,075	25,735
Consolidated Graphics, Inc.	*	777	40,451
Corinthian Colleges, Inc.	*	4,426	63,557
Cornell Companies, Inc.	*	750	11,520
Corporate Executive Board Company		2,198	220,240
Courier Corporation		816	32,656
CRA International, Inc.	*	836	37,737
CuraGen Corporation	*	2,318	8,113
CV Therapeutics, Inc.	*†	2,624	36,657
Cytyc Corporation	*	5,941	150,664
DataTRAK International, Inc.	*†	1,359	9,771
DeVry, Inc.	*†	2,980	65,471
DiamondCluster International, Inc. Class A	*	1,432	11,341
Digitas, Inc.	*	5,372	62,423
Diversa Corporation	*	1,790	17,291
Dollar Thrifty Automotive Group, Inc.	*	1,428	64,360
Dun & Bradstreet Company	*	3,402	237,051
EGL, Inc.	*†	1,862	93,472
Edgewater Technology, Inc.	*	1,533	10,639
eFunds Corporation	*	2,250	49,612
Ennis Business Forms, Inc.		2,106	41,446
EntreMed, Inc.	*	1,390	2,293
EPIQ Systems, Inc.	*	725	12,064
eResearch Technology, Inc.	*†	2,056	18,710
Escala Group, Inc.	*†	952	4,455
Exact Sciences Corporation	*	1,250	2,625
Exelixis, Inc.	*	4,495	45,175
Exponent, Inc.	*	760	12,844
First Advantage Corp.—Class A	*	630	14,654
First Aviation Services, Inc.	*	1,818	7,217
First Consulting Group, Inc.	*	3,067	27,112
Forrester Research, Inc.	*	963	26,945
FTI Consulting, Inc.	*	2,345	62,776
G&K Services, Inc. Class A		1,008	34,574
Gene Logic, Inc.	*	950	1,282
Gen-Probe, Inc.	*	2,640	142,507
Gevity HR, Inc.	†	1,764	46,834
Greenfield Online, Inc.	*	955	7,077
Harris Interactive, Inc.	*	2,730	15,561
Healthcare Services Group, Inc.		1,141	23,904
Heidrick & Struggles International, Inc.	*	866	29,305
Hewitt Associates, Inc. Class A	*	2,628	59,077
Hudson Highland Group, Inc.	*†	1,880	20,285
Icos Corporation	*	3,529	77,603
I-many, Inc.	*	952	2,285
Incyte Corporation	*	4,623	21,266
Inergy, LP		2,450	63,112
Internet Capital Group, Inc.	*	1,769	15,921
inVentiv Health, Inc.		1,350	38,853
Ipass, Inc.	*	2,180	12,208
IPIX Corporation	*†	1,344	1,159
Iron Mountain, Inc.	*	6,400	239,232

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Isis Pharmaceuticals, Inc.	*	4,346	$26,293
ITT Educational Services, Inc.	*	2,483	163,406
Jackson Hewitt Tax Service, Inc.		1,730	54,235
Jacobs Engineering Group, Inc.	*	3,129	249,194
John H. Harland Company		1,722	74,907
Kelly Services, Inc. Class A		1,173	31,870
Kendle International, Inc.	*	790	29,017
Kforce.com, Inc.	*	1,688	26,147
Korn Ferry International	*	2,475	48,485
Kosan Biosciences, Inc.	*	2,000	8,000
Labor Ready, Inc.	*	3,035	68,743
Landauer, Inc.		599	28,692
Laureate Education, Inc.	*	2,276	97,026
Learning Tree International, Inc.	*	766	6,718
LECG Corporation	*	884	16,327
Lexicon Genetics, Inc.	*	2,344	10,290
LifeCell Corporation	*	1,850	57,202
Lionbridge Technologies, Inc.	*	2,495	13,797
LoJack Corporation	*	740	13,956
Luminex Corporation	*	2,690	46,779
Macquarie Infrastructure Company Trust		1,000	27,590
Magellan Health Services, Inc.	*	1,990	90,167
Management Network Group, Inc.	*	1,600	3,481
Manpower, Inc.		4,504	290,958
MasterCard, Inc. Class A		3,176	152,448
Maximus, Inc.		1,052	24,354
Maxygen, Inc.	*	1,231	9,208
Medical Staffing Network Holdings, Inc.	*	1,686	8,413
Midas, Inc.	*	1,278	23,515
Millennium Cell, Inc.	*†	1,700	2,431
Mobile Mini, Inc.	*	1,880	55,009
MoneyGram International, Inc.		4,671	158,580
Monogram Biosciences, Inc.	*	9,010	17,840
Monro Muffler, Inc.		490	15,954
MPS Group, Inc.	*	5,227	78,719
MPW Industrial Services Group, Inc.	*	548	1,365
MSGI Security Solutions, Inc.	*	938	2,420
MTC Technologies, Inc.	*	620	14,651
Myriad Genetics, Inc.	*†	1,901	48,000
NCO Group, Inc.	*	1,315	34,769
National Research Corporation		1,250	29,062
Navigant Consulting, Inc.	*	2,314	52,412
NeoPharm, Inc.	*†	965	5,143
NetRatings, Inc.	*	1,164	16,168
Neurogen Corporation	*	1,873	9,590
Omnicell, Inc.	*	1,584	21,891
On Assignment, Inc.	*	1,243	11,423
Online Resources Corporation	*	2,780	28,745
Opsware, Inc.	*	5,790	47,710
Oscient Pharmaceuticals Corporation	*	3,710	3,191
Overland Storage, Inc.	*	1,282	8,589
PDI, Inc.	*	703	10,116
Pegasystems, Inc.	*	2,142	13,752
Perma-Fix Environmental Services	*	5,502	11,719
Per-Se Technologies, Inc.	*	1,658	41,748
Pfsweb, Inc.	*	5,683	5,740
Pharmaceutical Product Development, Inc.		5,808	203,977
PHH Corporation	*	3,080	84,823
Portfolio Recovery Associates, Inc.	*†	884	40,399
Possis Medical, Inc.	*	1,278	11,259
PRA International	*	1,380	30,733
Pre-Paid Legal Services, Inc.	†	780	26,910
Presstek, Inc.	*	2,015	18,760
Princeton Review, Inc.	*	2,409	12,816
Ramtron International Corporation	*	1,920	3,802
RCM Technologies, Inc.	*	1,593	7,997
Regeneration Technologies, Inc.	*	3,227	20,653
Regis Corporation		2,208	78,627
Rent-A-Center, Inc.	*	4,057	100,857
Rentech, Inc.	*	6,500	30,225
Rent-Way, Inc.	*	1,360	10,037
Republic Services, Inc.		6,349	256,119
Res-Care, Inc.	*	1,222	24,440
Resources Connection, Inc.	*	2,702	67,604
Rewards Network, Inc.	*	3,328	27,190
Rollins, Inc.		1,702	33,427
Savient Pharmaceuticals, Inc.	*	4,700	24,675
Senomyx, Inc.	*†	1,340	19,336
Sequenom, Inc.		614	1,046
Service Corporation International		16,975	138,176
ServiceMaster Company (The)		14,937	154,299
SFBC International, Inc.	*	1,036	15,706
Sitel Corporation	*	2,384	9,345
Sotheby’s Holdings, Inc. Class A	*	2,753	72,266
Sourcecorp, Inc.	*	748	18,543
Spherion Corporation	*	2,689	24,524
Standard Register Company (The)		1,650	19,552
StarTek, Inc.		495	7,400
Steiner Leisure, Ltd. (Bahama Islands)	*	990	39,135
Stericycle, Inc.	*	2,219	144,457
Strayer Education, Inc.		851	82,649
Suburban Propane Partners, LP	†	1,000	31,520
SupportSoft, Inc.	*	2,202	8,676
Symyx Technologies, Inc.	*	1,965	47,455
Synagro Technologies, Inc.		3,224	12,670
Team, Inc.	*†	620	15,531
Tejon Ranch Company	*†	763	31,405
TeleTech Holdings, Inc.	*	2,739	34,676
Telik, Inc.	*†	3,499	57,733
Tetra Tech, Inc.	*	3,204	56,839
TRC Companies, Inc.	*	998	10,509
Trimeris, Inc.	*	1,214	13,949
TRM Corporation	*	780	5,405
United Rentals, Inc.	*†	3,294	105,342
Universal Compression Holdings, Inc.	*	1,483	93,385
Universal Technical Institute, Inc.	*	1,609	35,430
URS Corporation	*	2,652	111,384
Valassis Communications, Inc.	*	2,737	64,566
Varsity Group, Inc.	*	2,748	11,212
Vertrue, Inc.	*†	749	32,229
Viad Corporation		1,307	40,909
Volt Information Sciences, Inc.	*	834	38,864
Washington Group International, Inc.		1,380	73,609
Waste Connections, Inc.	*	2,570	93,548
Waste Industries USA, Inc.		1,297	29,416
Watson Wyatt & Company Holdings		2,160	75,902
Weight Watchers International, Inc.		2,447	100,058
Westaff, Inc.	*	942	3,994
Wind River Systems, Inc.	*	4,106	36,543
World Fuel Services Corporation		1,382	63,144
Wright Express Corporation	*	1,900	54,606
Xanser Corporation	*	1,100	5,555
			11,578,305

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Communications—2.2%
Ace*Comm Corporation	*	3,033	$8,280
AltiGen Communications, Inc.	*	4,110	6,494
American Tower Corporation Class A	*	21,594	672,005
Anadigics, Inc.	*†	3,457	23,231
Anixter International, Inc.	†	1,724	81,821
Applied Innovation, Inc.	*	500	1,850
Applied Signal Technology, Inc.		858	14,620
Arris Group, Inc.	*	5,807	76,188
Avici Systems, Inc.	*	711	4,110
Avistar Communications Corporation	*	774	1,339
Blonder Tongue Laboratories	*	2,285	3,884
Broadwing Corporation	*	4,278	44,277
CalAmp Corporation	*	1,650	14,668
Carrier Access Corporation	*	1,178	9,742
C-COR.net Corporation	*	4,848	37,427
Centillium Communications, Inc.	*	1,589	4,465
Checkpoint Systems, Inc.	*	2,042	45,353
Comtech Telecommunications	*	1,350	39,514
Crown Castle International Corporation	*	11,813	408,021
CT Communications, Inc.		1,105	25,271
Cubic Corporation		1,262	24,748
Digital Lightwave, Inc.	*	2,931	879
Ditech Networks, Inc.		1,360	11,859
EndWave Corporation	*†	912	11,336
Foundry Networks, Inc.	*	6,611	70,473
Glenayre Technologies, Inc.	*	5,333	14,079
Harmonic, Inc.	*	2,820	12,634
Harris Corporation		6,650	276,041
Hungarian Telephone & Cable Corporation	*†	712	10,687
ID Systems, Inc.	*	1,146	20,319
InterDigital Communications Corporation	*	3,383	118,101
International Electronics, Inc.	*	1,150	2,012
Inter-Tel, Inc.		1,334	28,094
InterVoice, Inc.	*	4,035	28,729
Intraware, Inc.	*	783	4,776
Loral Space & Communications, Ltd. (Bermuda)		660	18,718
Marvell Technology Group Ltd. (Bermuda)	*	11,755	521,099
McData Corporation Class A	*	8,674	35,390
MDI, Inc.	*	271	209
Metro One Telecommunications	*	1,248	824
Mindspeed Technologies, Inc.	*	4,010	9,664
NMS Communications Corporation	*	3,530	12,779
On2 Technologies, Inc.	*	4,620	3,188
Openwave Systems, Inc.	*	4,311	49,749
PanAmSat Holding Corporation		2,300	57,477
Peco II, Inc.	*	657	1,215
Pegasus Wireless Corporation	†	2,000	17,880
Plantronics, Inc.		2,366	52,549
Polycom, Inc.	*	4,658	102,103
Powerwave Technologies, Inc.	*†	5,514	50,288
Premiere Global Services, Inc.	*	3,644	27,512
Radyne Corporation	*	1,100	12,518
SBA Communications Corporation	*	4,170	109,004
SeaChange International, Inc.	*	1,339	9,319
Sirius Satellite Radio, Inc.	*†	63,179	300,100
Socket Communications, Inc.	*	1,300	1,586
Sonus Networks, Inc.	*†	12,770	63,211
Spectralink Corporation		1,133	9,993
Standard Microsystems Corporation	*	1,446	31,566
Stratex Networks, Inc.	*	6,040	20,476
Symmetricom, Inc.	*	2,040	14,423
Tekelec	*	3,640	44,954
Tollgrade Communications, Inc.	*	601	5,830
Tut Systems, Inc.	*	1,414	3,422
Ulticom, Inc.	*	1,583	16,574
Universal Security Instruments, Inc.	*	200	4,538
Utstarcom, Inc.	*	4,666	36,348
Viasat, Inc.	*	1,190	30,559
Westell Technologies, Inc. Class A	*	3,671	8,039
XM Satellite Radio Holdings, Inc. Class A	*	12,131	177,719
Zhone Technologies, Inc.	*	3,916	7,989
Zix Corporation	*†	1,016	853
Zoom Telephonics, Inc.	*	2,712	2,956
			4,029,948
Computer Software & Processing—5.2%
3D Systems Corporation	*	1,159	23,284
ActivIdentity Corp.	*	5,830	26,585
Activision, Inc.	*	14,911	169,687
Actuate Corporation	*	6,674	26,963
Acxiom Corporation		4,032	100,800
Advent Software, Inc.	*	1,451	52,338
Agile Software Corporation	*	2,087	13,232
Alliance Data Systems Corporation	*	3,646	214,458
Altiris, Inc.	*	975	17,589
American Access Technologies, Inc.	*	1,400	1,484
American Software, Inc. Class A		1,950	13,104
AMICAS, Inc.	*	2,496	8,062
answerthink, Inc.	*	2,851	11,490
Ansys, Inc.	*	1,688	80,720
Applied Digital Solutions, Inc.	*†	4,675	8,836
Applix, Inc.	*	4,341	32,037
Arbitron, Inc.		1,628	62,401
Ariba, Inc.	*	4,717	38,821
Art Technology Group, Inc.	*	8,335	24,838
Aspen Technology, Inc.	*†	2,980	39,098
At Road, Inc.	*	1,948	10,753
Audible, Inc.	*†	1,213	11,026
Autobytel, Inc.	*	4,755	16,785
Avocent Corporation	*	2,887	75,784
BEA Systems, Inc.	*	23,961	313,649
Bankrate, Inc.	*†	1,084	40,932
Blue Coat Systems, Inc.	*	1,736	29,269
Borland Software Corporation	*	2,936	15,502
Bottomline Technologies, Inc.	*	1,490	12,129
Brady Corporation Class A		2,304	84,879
Bsquare Corp.	*	225	499
CMGI, Inc.	*	15,258	18,462
CNET Networks, Inc.	*†	7,001	55,868
CSG Systems International, Inc.	*	3,014	74,566
CACI International, Inc. Class A	*	1,719	100,269
Cadence Design Systems, Inc.	*	14,776	253,408
Callidus Software, Inc.	*	173	913
Captaris, Inc.	*	1,164	5,413
Carreker Corporation	*	1,681	12,019
Cellular Technical Services Company, Inc.	*	500	1,250
Ceridian Corporation	*	7,517	183,715
Cerner Corporation	*†	3,496	129,737

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Checkfree Corporation	*	3,707	$183,719
Choicepoint, Inc.	*†	4,713	196,862
Chordiant Software, Inc.	*	4,649	14,086
Ciber, Inc.	*	2,445	16,113
Click Commerce, Inc.	*†	670	13,219
Clinical Data, Inc.	†	1,332	21,365
Cogent Communications Group, Inc.	*	3,215	30,125
Cogent, Inc.	*†	1,940	29,236
Cognex Corporation		2,024	52,685
Cognizant Technology Solutions Corporation	*	7,428	500,424
Computer Horizons Corporation	*	1,347	6,358
Concur Technologies, Inc.	*	2,083	32,224
Corillian Corporation	*	1,472	4,401
CoStar Group, Inc.	*†	1,140	68,206
Covansys Corporation	*	1,478	18,578
Cybersource Corporation	*	1,281	14,988
DST Systems, Inc.	*	3,335	198,432
Deluxe Corporation		2,710	47,371
Dendrite International, Inc.	*	1,587	14,664
Digital Insight Corporation	*	1,983	67,997
Digital River, Inc.	*†	1,977	79,851
DocuCorp International, Inc.	*	1,429	10,675
Earthlink, Inc.	*	5,814	50,349
EasyLink Services Corporation Class A	*	233	156
ebix.com, Inc.	*	1,755	29,835
Echelon Corporation	*†	1,770	13,257
Eclipsys Corporation	*	1,847	33,542
eCollege.com, Inc.	*	635	13,424
Egain Communications Corporation	*	2,914	3,788
Electro Rent Corporation	*	951	15,235
Electronics for Imaging	*†	2,859	59,696
Embarcadero Technologies, Inc.	*	1,253	7,643
eMerge Interactive, Inc.		224	504
Entrust Technologies, Inc.	*	2,200	7,502
Epicor Software Corporation	*	1,693	17,827
eSpeed, Inc. Class A	*	1,470	12,245
Evolving Systems, Inc.	*	1,054	1,328
F5 Networks, Inc.	*†	2,022	108,137
Factset Research Systems, Inc.		1,911	90,390
Fair Isaac Corporation		3,719	135,037
FalconStor Software, Inc.	*†	1,374	9,577
Fidelity National Information Services, Inc.	†	4,578	162,061
Filenet Corporation	*	2,329	62,720
Gartner Group, Inc. Class A	*	3,019	42,870
Gerber Scientific, Inc.	*	1,608	20,920
GTECH Holdings Corporation		6,414	223,079
Hypercom Corporation	*	4,002	37,419
HyperFeed Technologies, Inc.	*	1,614	1,170
Hyperion Solutions Corporation	*	3,084	85,118
iGate Capital Corporation	*	2,997	19,151
Imergent, Inc.	*†	560	7,280
Infocrossing, Inc.	*†	880	10,164
Informatica Corporation	*	4,842	63,721
Inforte Corporation		1,897	8,992
Infospace, Inc.	*	1,323	29,992
InfoUSA, Inc.		2,708	27,919
Integral Systems, Inc.		631	16,930
Interactive Data Corporation		2,351	47,232
Interactive Intelligence, Inc.	*	950	13,433
Intergraph Corporation	*	1,734	54,604
Internap Network Services Corporation	*	11,691	12,276
Internet Security Systems, Inc.	*	2,039	38,435
Intersections, Inc.	*	1,900	20,615
Intervideo, Inc.	*†	991	9,682
Interwoven, Inc.	*	1,909	16,379
Intrusion, Inc.	*	266	112
JDA Software Group, Inc.	*	1,257	17,636
Jack Henry & Associates, Inc.		4,391	86,327
Kanbay International, Inc.	*†	1,170	17,012
Keane, Inc.	*	2,632	32,900
Keynote Systems, Inc.	*	1,400	14,434
Knot, Inc. (The)	*	2,305	48,244
Kronos, Inc.	*†	1,633	59,131
Lawson Software, Inc.		6,650	44,555
LivePerson, Inc.	*	3,334	16,170
Looksmart	*	4,010	12,992
Loudeye Corp.		504	1,134
LQ Corp., Inc.	*	161	267
Magma Design Automation, Inc.	*	1,429	10,503
Manhattan Associates, Inc.	*	1,346	27,310
Mantech International Corporation Class A	*	1,168	36,044
Manugistics Group, Inc.	*	2,824	7,060
Mapinfo Corporation	*	812	10,597
McAfee, Inc.	*	8,664	210,275
Mediware Information Systems	*	1,089	10,509
Mentor Graphics Corporation	*	4,245	55,100
MetaSolv, Inc.	*	1,380	3,892
MicroStrategy, Inc. Class A	*	733	71,482
Mitek Systems, Inc.	*	3,473	3,681
MIVA, Inc.	*	991	4,014
Mobius Management Systems, Inc.	*	878	5,092
Move, Inc.		7,363	40,349
MRO Software, Inc.	*	1,778	35,684
Napster, Inc.	*	6,796	20,932
National Instruments Corporation		2,955	80,967
Navisite, Inc.	*†	3,725	16,762
NAVTEQ Corporation	*	4,860	217,145
Neoware Systems, Inc.	*†	900	11,061
NetFlix, Inc.	*†	2,859	77,793
NETIQ Corporation	*	2,494	30,402
Netscout Systems, Inc.	*	1,250	11,150
Netsmart Technologies, Inc.	*	506	6,558
NIC, Inc.	*	2,450	17,713
NVE Corporation	*†	848	12,186
Onyx Software Corporation	*	469	2,336
Open Solutions, Inc.	*	883	23,497
Packeteer, Inc.	*	1,900	21,546
PDF Solutions, Inc.	*	974	12,087
Perficient, Inc.		1,080	13,349
Perot Systems Corporation Class A	*	4,359	63,118
Phoenix Technologies Ltd.	*	1,238	5,955
Plato Learning, Inc.	*	1,826	11,358
Progress Software Corporation	*	1,803	42,208
QAD, Inc.		1,363	10,563
Quality Systems, Inc.		768	28,278
Quest Software, Inc.	*	3,848	54,026
RSA Security, Inc.	*	4,071	110,690
Radiant Systems, Inc.	*	1,019	10,771
Radisys Corporation	*	961	21,104
RealNetworks, Inc.	*	5,844	62,531
Red Hat, Inc.	*†	9,042	211,583
Renaissance Learning, Inc.		1,354	18,347
Reynolds & Reynolds Company (The) Class A		3,001	92,041

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
S1 Corporation	*	2,637	$12,658
Saba Software, Inc.	*	1,576	8,605
SafeNet, Inc.	*	1,099	19,474
SAFLINK Corporation	*	4,996	1,849
Salesforce.com, Inc.	*†	4,270	113,838
Sapient Corporation	*	4,601	24,385
Scientific Learning Corporation	*	3,146	14,472
SCO Group, Inc. (The)	*†	998	4,092
Secure Computing Corporation	*	3,114	26,780
Sonic Foundry, Inc.	*	1,200	2,004
SonicWall, Inc.	*	2,442	21,954
Source Interlink Companies, Inc.	*†	1,650	19,635
SPSS, Inc.	*	1,231	39,564
SRA International, Inc. Class A	*	2,136	56,882
Stellent, Inc.		1,714	16,369
Stratasys, Inc.	*	981	28,900
Sybase, Inc.	*	4,546	88,192
Sykes Enterprises, Inc.	*	1,424	23,012
SYNNEX Corporation	*	1,034	19,605
Synopsys, Inc.	*	7,202	135,182
Synplicity, Inc.	*	1,050	6,163
Syntel, Inc.		1,554	31,795
Take-Two Interactive Software, Inc.	*†	3,244	34,581
Talx Corporation		1,671	36,545
Technology Solutions Co.	*	108	999
TenFold Corporation	*	4,098	1,229
THQ, Inc.	*	2,929	63,266
3Com Corporation	*	21,442	109,783
TIBCO Software, Inc.	*	10,477	73,863
Total System Services, Inc.	†	2,202	42,388
Tradestation Group, Inc.	*†	1,691	21,425
Transaction Systems Architects, Inc. Class A	*	1,859	77,502
Trizetto Group, Inc.	*	2,710	40,081
Tumbleweed Communications Corporation	*	2,952	8,413
Ultimate Software Group, Inc.	*	1,243	23,816
United Online, Inc.	†	2,509	30,108
Vasco Data Security International, Inc.	*	1,245	10,396
Verint Systems, Inc.	*	652	19,032
Versant Corporation	*	330	2,211
VerticalNet, Inc.		264	341
Viewpoint Corporation	*	1,141	1,997
Vignette Corporation	*	1,259	18,356
Vitria Technology, Inc.	*	1,150	3,266
WatchGuard Technologies, Inc.	*	4,850	19,739
Wave Systems Corporation Class A	*	3,014	2,019
WebEx Communications, Inc.	*†	1,743	61,946
WebMD Health Corp.—Class A	*†	510	24,123
Webmethods, Inc.	*	2,154	21,260
Websense, Inc.	*	2,638	54,185
Witness Systems, Inc.	*†	1,610	32,474
XETA Technologies, Inc.	*	1,947	5,354
			9,432,538
Computers & Information—1.5%
Advanced Digital Information Corporation	*†	2,415	28,425
Authentidate Holding Corporation	*	1,023	2,711
Black Box Corporation		866	33,194
Brocade Communications Systems, Inc.	*	15,008	92,149
CDW Corporation		3,233	176,683
Ciprico, Inc.	*	1,658	9,998
Cirrus Logic, Inc.	*	5,397	43,932
Concurrent Computer Corporation	*	7,592	19,815
Cray, Inc.		714	7,104
Dataram Corporation		1,175	5,487
Datawatch Corporation	*	3,500	12,530
Diebold, Inc.	†	3,530	143,389
Dot Hill Systems Corporation	*	3,866	13,222
Emulex Corporation	*	4,279	69,619
Exabyte Corp.	*	156	19
Extreme Networks, Inc.	*	4,492	18,687
Fargo Electronics	*	870	22,089
Focus Enhancements, Inc.	*	5,319	5,213
Global Imaging Systems, Inc.	*	1,486	61,342
Global Payment Technologies, Inc.	*	1,270	2,476
InFocus Corporation	*	1,636	4,679
Iomega Corporation	*	7,475	20,556
Iteris, Inc.	*	4,264	10,148
Komag, Inc.	*†	1,680	77,582
MTI Technology Corporation	*	3,844	4,574
Micros Systems, Inc.	*	2,146	93,737
MTM Technologies, Inc.	*	500	1,700
Netgear, Inc.	*†	2,027	43,885
Network Engines, Inc.	*	1,330	2,514
Nuance Communications, Inc.	*	7,693	77,392
Palm, Inc.	*†	4,614	74,285
Paxar Corporation	*	1,972	40,564
Planar Systems, Inc.	*	1,786	21,503
ProQuest Company	*†	1,673	20,561
Quantum Corporation	*	10,382	27,201
Rackable Systems, Inc.	*	1,470	58,050
Safeguard Scientifics, Inc.	*	4,074	8,800
ScanSource, Inc.	*	1,126	33,014
Scientific Games Corporation Class A	*	3,568	127,092
SCM Microsystems, Inc.	*	1,494	4,557
Seagate Technology (Cayman Islands)		27,122	614,042
Sigma Designs, Inc.	*	1,590	14,994
SimpleTech, Inc.	*	3,666	13,747
TransAct Technologies, Inc.	*	889	9,157
VA Software Corporation	*	6,619	25,682
VeriFone Holdings, Inc.	*†	1,980	60,350
VitalStream Holdings, Inc.		250	2,650
Web.com, Inc.	*	706	4,215
Western Digital Corporation	*	11,615	230,093
Zebra Technologies Corporation Class A	*	3,669	125,333
			2,620,741
Containers & Packaging—0.1%
Crown Holdings, Inc.	*	9,065	141,142
Silgan Holdings, Inc.		1,454	53,813
			194,955
Cosmetics & Personal Care—0.0%
1-800 Contacts, Inc.	*†	502	7,531
Chattem, Inc.	*†	873	26,513
Elizabeth Arden, Inc.	*†	1,677	29,985
Quaker Chemical Corporation		1,303	24,366
			88,395
Distribution/Wholesale—0.0%
Navarre Corporation	*†	1,460	7,271

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Diversified—0.0%
Hexcel Corporation	*	5,390	$84,677

E-Commerce—0.1%
Blue Nile, Inc.	*†	780	25,085
Nutri/System, Inc.	*†	1,520	94,438
			119,523
E-Commerce Services—0.1%
Emdeon Corp.	*	14,620	181,434

Educational Software—0.0%
INVESTools, Inc.	*	2,950	23,423

Electric Measuring Instruments—0.0%
Badger Meter, Inc.		880	23,760

Electric Utilities—2.4%
Allete, Inc.		1,430	67,710
Alliant Energy Corporation		5,771	197,945
Aquila, Inc.	*	18,185	76,559
Avista Corporation		2,579	58,879
Black Hills Corporation		2,151	73,844
Central Vermont Public Service Corporation		541	9,998
CH Energy Group, Inc.		1,074	51,552
Cleco Corporation		2,830	65,797
DPL, Inc.		7,047	188,860
Duquesne Light Holdings, Inc.	†	4,679	76,923
EL Paso Electric Company	*	2,458	49,553
Empire District Electric Company (The)		2,088	42,908
Energy East Corporation		7,469	178,733
Great Plains Energy, Inc.	†	3,878	108,041
Green Mountain Power Corporation		1,312	44,595
Hawaiian Electric Industries, Inc.		3,786	105,667
Idacorp, Inc.		1,965	67,380
KFX, Inc.	*	4,470	68,302
MGE Energy, Inc.		860	26,789
Mirant Corp.	*†	16,050	430,140
Northeast Utilities		8,291	171,375
NorthWestern Corporation		1,830	62,860
NRG Energy, Inc.	*	4,930	237,527
NSTAR		5,336	152,610
OGE Energy Corporation		4,865	170,421
Otter Tail Corporation		1,726	47,172
Pepco Holdings, Inc.		9,387	221,345
Plug Power, Inc.	*†	2,705	12,632
PNM Resources, Inc.		3,109	77,601
Portland General Electric Company	†	1,400	34,958
Puget Energy, Inc.	†	5,589	120,052
Reliant Energy, Inc.	*†	15,230	182,455
SCANA Corporation		5,122	197,607
Sierra Pacific Resources	*	10,465	146,510
Sunpower Corp.—Class A	*†	530	14,851
UIL Holdings Corporation		598	33,661
Unisource Energy Corporation		2,031	63,266
Unitil Corporation		1,000	24,060
Westar Energy, Inc.		4,853	106,766
Wisconsin Energy Corporation		5,655	227,896
WPS Resources Corporation		2,062	102,275
			4,398,075
Electrical Equipment—1.0%
Active Power, Inc.	*	3,953	13,401
Acuity Brands, Inc.		2,413	93,890
Advanced Lighting Technologies, Inc.	*‡***	973	—
Aeroflex, Inc.	*	4,701	54,861
Ametek, Inc.		3,613	171,184
AZZ, Inc.	*	1,032	27,049
Baldor Electric Company		1,338	41,866
C&D Technologies, Inc.		1,314	9,881
Capstone Turbine Corporation	*	7,050	16,074
Cataytica Energy Systems, Inc.	*	853	1,211
Cherokee International Corporation	*	29	112
Distributed Energy Systems Corporation	*	3,757	19,424
Electro Scientific Industries, Inc.	*	1,422	25,582
Energizer Holdings, Inc.	*	3,402	199,255
Energy Conversion Devices, Inc.	*	1,852	67,468
Evans & Sutherland Computer Corporation	*	1,883	9,415
Franklin Electric Company, Inc.		902	46,579
FuelCell Energy, Inc.	*	1,939	18,576
Genlyte Group, Inc.	*	1,382	100,098
GrafTech International Ltd.	*	4,368	25,334
Greatbatch, Inc.	*	942	22,231
JMAR Technologies, Inc.	*	2,904	1,859
Lamson & Sessions Company (The)	*†	970	27,509
Lincoln Electric Holdings, Inc.		1,907	119,474
Littelfuse, Inc.	*	1,479	50,848
LSI Industries, Inc.		1,084	18,417
Medis Technologies Ltd.	*†	705	14,297
Metrologic Instruments, Inc.	*	722	10,837
Moog, Inc. Class A	*	1,977	67,653
Powell Industries, Inc.	*	1,046	25,031
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,810	9,554
Regal-Beloit Corporation		1,703	75,187
Servotronics, Inc.	*	705	4,477
Spectrum Brands, Inc.	*†	1,891	24,432
Superconductor Technologies	*	208	424
Tech/Ops Sevcon, Inc.		720	4,550
Teleflex, Inc.		1,922	103,826
Thomas & Betts Corporation	*	3,090	158,517
Trans-Lux Corporation		867	5,159
Ultralife Batteries, Inc.	*†	767	7,770
Universal Display Corporation	*	1,350	17,968
Universal Electronics, Inc.	*	639	11,317
Valence Technology, Inc.	*†	4,773	8,257
Vicor Corporation		1,381	22,883
Woodhead Industries, Inc.		903	17,283
			1,771,020
Electronic Compo Semiconductors—0.0%
Syntax-Brillian Corp.	*	4,531	10,874

Electronic Measuring Unit—0.0%
Keithley Instruments, Inc.		740	9,420
LeCroy Corp.	*	600	8,610
			18,030
Electronics—4.0%
8X8, Inc.	*†	3,049	2,988
AVX Corporation	†	2,510	39,633
Actel Corporation	*	1,140	16,359
Adaptec, Inc.	*	7,841	34,030

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Advanced Energy Industries, Inc.	*	1,429	$18,920
Agere Systems, Inc.	*	9,779	143,751
Agilysys, Inc.		1,336	24,048
Alliance Fiber Optic Products, Inc.	*	4,818	6,986
Alliance Semiconductor Corporation	*	1,336	3,621
American Superconductor Corporation	*†	2,707	23,903
AMIS Holdings, Inc.	*	1,550	15,500
Amkor Technology, Inc.	*†	7,212	68,226
Amphenol Corporation Class A		4,578	256,185
Anaren, Inc.	*	813	16,658
Applied Micro Circuits Corporation	*	16,100	43,953
Arrow Electronics, Inc.	*	6,275	202,055
Atheros Communications, Inc.	*	2,011	38,129
Atmel Corporation	*	23,229	128,921
ATMI, Inc.	*†	2,219	54,632
Avanex Corporation	*	5,031	8,855
Avnet, Inc.	*	7,439	148,929
AXT, Inc.	*	946	3,065
Barnes Group, Inc.		2,480	49,476
Bel Fuse, Inc. Class A		546	14,824
Belden CDT, Inc.		2,586	85,467
Benchmark Electronics, Inc.	*†	3,196	77,088
California Micro Devices Corporation	*	2,476	9,904
Caliper Life Sciences, Inc.	*	3,187	15,903
Carlisle Companies, Inc.		1,677	132,986
Catalyst Semiconductor, Inc.	*	2,416	8,770
Catapult Communications Corporation	*	750	8,175
Ceradyne, Inc.	*†	1,374	67,999
Ceva, Inc.	*	692	4,000
Conexant Systems, Inc.	*	25,531	63,827
Cree, Inc.	*†	4,087	97,107
CTS Corporation		1,580	23,526
Cymer, Inc.	*	1,929	89,621
Cypress Semiconductor Corporation	*†	7,187	104,499
DRS Technologies, Inc.	†	2,209	107,689
Dolby Laboratories, Inc. Class A	*	1,500	34,950
DSP Group, Inc.	*	1,884	46,817
EDO Corporation		1,198	29,159
Emcor Group, Inc.	*	1,704	82,934
Emcore Corporation	*	2,929	28,118
EMS Technologies, Inc.	*	960	17,251
ESCO Technologies, Inc.	*	1,224	65,423
ESS Technology	*	1,759	3,799
Esterline Technologies Corporation	*	1,449	60,264
Evergreen Solar, Inc.	*†	2,410	31,282
Exar Corporation	*	1,759	23,342
Fairchild Semiconductor International, Inc.	*†	6,664	121,085
Finisar Corporation	*	14,726	48,154
Flir Systems, Inc.	*†	3,904	86,122
FSI International, Inc.	*	1,480	10,197
Garmin Ltd. (Cayman Islands)	†	3,110	327,918
Genesis Microchip, Inc.	*	1,530	17,687
HEI, Inc.	*	1,050	2,278
Herley Industries, Inc.	*	1,550	17,375
HI/FN, Inc.	*	1,882	11,631
Hutchinson Technology, Inc.	*	1,150	24,874
Imation Corporation		1,665	68,348
Innovex, Inc.	*	1,922	7,342
Integrated Device Technology, Inc.	*	10,714	151,925
Integrated Silicon Solutions, Inc.	*	2,930	16,144
International Rectifier Corporation	*	3,821	149,325
Intersil Corporation Class A		8,287	192,673
IXYS Corporation	*	1,330	12,768
Kemet Corporation	*	5,278	48,663
KVH Industries, Inc.	*	1,286	14,995
LaBarge, Inc.	*	950	12,606
Lattice Semiconductor Corporation	*	7,425	45,886
Lightpath Technologies, Inc. Class A	*†	1,527	6,200
MIPS Technologies, Inc. Class A	*	2,229	13,530
MRV Communications, Inc.	*	4,568	14,206
Magnetek, Inc.	*	1,406	3,796
Mattson Technology, Inc.	*	1,761	17,205
Maxwell Technologies, Inc.	*†	1,371	26,913
Measurement Specialties, Inc.	*	580	12,917
MEMC Electronics Materials, Inc.	*	7,952	298,200
Mercury Computer Systems, Inc.	*	963	14,821
Merix Corporation	*†	2,175	23,860
Methode Electronics, Inc.		1,384	14,546
Micrel, Inc.	*	3,731	37,347
Micro Linear Corporation	*	1,440	3,456
Microchip Technology, Inc.		10,890	365,359
Microsemi Corporation	*†	3,244	79,089
Mobility Electronics, Inc.	*	2,804	20,357
Moscow CableCom Corporation	*†	1,900	19,893
MoSys, Inc.		1,252	9,791
Nu Horizons Electronics Corporation	*	1,208	11,657
Numerex Corporation Class A	*	1,800	12,870
Omnivision Technologies, Inc.	*†	2,994	63,233
ON Semiconductor Corporation	*†	4,997	29,382
Oplink Communications, Inc.	*	758	13,879
Optelecom, Inc.	*	819	10,917
OSI Systems, Inc.	*†	867	15,407
Park Electrochemical Corporation		1,087	27,990
Pericom Semiconductor Corporation	*	2,254	18,708
Photronics, Inc.	*	1,989	29,437
Pixelworks, Inc.	*	2,467	6,735
Plexus Corporation	*	2,384	81,557
PLX Technology, Inc.	*	1,050	12,831
Power Integrations, Inc.	*	1,263	22,077
Power-One, Inc.	*	3,500	23,100
Quicklogic Corporation	*	4,080	19,951
RF Micro Devices, Inc.	*	11,167	66,667
Rambus, Inc.	*	5,001	114,073
Raven Industries, Inc.		800	25,200
Research Frontiers, Inc.	*†	752	3,895
Rofin-Sinar Technologies, Inc.	*	880	50,574
Rogers Corporation	*	803	45,241
Rudolph Technologies, Inc.	*	2,191	31,769
Semtech Corporation	*	3,600	52,020
Sigmatel, Inc.	*	1,378	5,664
Sigmatron International, Inc.	*	283	2,380
Silicon Image, Inc.	*	4,319	46,559
Silicon Laboratories, Inc.	*†	2,865	100,705
Silicon Storage Technology, Inc.	*	3,794	15,404
Sirenza Microdevices, Inc.		1,250	15,175
Sirf Technology Holdings, Inc.	*†	2,150	69,273
Skyworks Solutions, Inc.	*	9,613	52,968
Somera Communications, Inc.		275	1,169
Spansion LLC—Class A	*†	2,050	32,677

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Spectrum Control, Inc.	*	1,195	$11,054
Spire Corporation	*†	210	1,581
Staktek Holdings, Inc.	*	43	209
Stratos International, Inc.	*	974	6,672
Sycamore Networks, Inc.	*	9,917	40,263
Synaptics, Inc.	*†	1,058	22,641
Technitrol, Inc.		1,866	43,198
Tegal Corporation	*	3,755	1,427
Teledyne Technologies, Inc.	*	1,729	56,642
Tessera Technologies, Inc.	*†	2,581	70,977
Transmeta Corporation	*	8,599	13,930
Transwitch Corporation	*	2,483	5,239
Trident Microsystems, Inc.	*†	3,040	57,699
Trimble Navigation Ltd.	*	2,822	125,974
Triquint Semiconductor, Inc.	*	8,519	37,995
TTM Technologies, Inc.	*	1,640	23,731
Tvia, Inc.	*	4,026	14,494
Tyler Technologies, Inc.	*	1,886	21,123
Varian Semiconductor Equipment Associates, Inc.	*	2,832	92,352
Virage Logic Corporation	*	902	8,470
Vishay Intertechnology, Inc.	*†	8,954	140,846
Volterra Semiconductor Corp.	*	760	11,598
Wesco International, Inc.	*	2,570	171,573
Zoran Corporation	*	2,411	58,684
			7,222,545
Entertainment & Leisure—1.0%
Avid Technology, Inc.	*†	2,088	69,593
Bally Technologies, Inc.	*†	3,012	49,608
Bally Total Fitness Holding Corporation	*†	1,307	8,861
Blockbuster, Inc. Class A		8,250	41,085
Callaway Golf Company	†	3,931	51,064
Cedar Fair, LP		2,480	65,819
Churchill Downs, Inc.		639	23,931
Concord Camera Corporation	*	2,863	1,832
Discovery Holding Company Class A	*†	14,930	218,426
Dover Downs Gaming & Entertainment, Inc.		3,135	61,571
Dover Motorsports, Inc.		1,645	9,656
DreamWorks Animation SKG, Inc. Class A	*†	2,110	48,319
Gaylord Entertainment Company	*†	2,203	96,139
Hollywood Media Corporation	*	1,495	5,711
Image Entertainment, Inc.	*	300	1,083
International Speedway Corporation Class A		1,980	91,813
Jakks Pacific, Inc.	*	1,625	32,646
K2, Inc.	*	2,544	27,831
Leapfrog Enterprises, Inc.	*†	1,262	12,746
Life Time Fitness, Inc.	*	910	42,106
Live Nation, Inc.	*	3,010	61,284
Macrovision Corporation	*	2,884	62,064
MTR Gaming Group, Inc.	*	1,340	12,569
Multimedia Games, Inc.	*†	2,902	29,397
Nashua Corporation	*	1,542	10,594
National Lampoon, Inc.	*	3,300	4,620
Nautilus Group, Inc.	†	2,480	38,961
New Frontier Media, Inc.	*	2,079	14,906
Penn National Gaming, Inc.	*	3,286	127,431
Pinnacle Entertainment, Inc.	*	2,900	88,885
RC2 Corporation	*	1,030	39,820
Regal Entertainment Group Class A	†	3,043	61,834
Six Flags, Inc.	*†	3,814	21,435
Sonic Solutions, Inc.	*†	1,810	29,865
Speedway Motorsports, Inc.		650	24,531
Steinway Musical Instruments, Inc.	*	683	16,747
Warner Music Group Corporation		2,380	70,162
Westwood One, Inc.		3,878	29,085
WMS Industries, Inc.	*†	1,850	50,671
World Wrestling Entertainment, Inc.		1,031	17,414
Youbet.com, Inc.	*	2,200	10,626
			1,782,741
Financial Services—6.8%
Aames Investment Corporation REIT		2,930	14,621
Accredited Home Lenders Holding Company	*†	1,079	51,587
Aether Holdings, Inc.	*	4,629	25,459
Affiliated Managers Group	*†	1,776	154,317
AG Edwards, Inc.		4,032	223,050
AllianceBernstein Holding, LP		1,250	76,425
American Campus Communities, Inc. REIT		1,200	29,820
American Home Mortgage Investment Corporation REIT	†	2,607	96,094
Ampal American Israel Corporation Class A	*	1,392	6,960
Anworth Mortgage Asset Corporation REIT		3,855	31,996
Arbor Realty Trust, Inc. REIT		830	20,791
Ashford Hospitality Trust, Inc. REIT		4,430	55,907
Associated Estates Realty Corporation REIT		2,550	31,620
Berkshire Hathaway, Inc. Class A	*	54	4,949,586
BlackRock, Inc.	†	706	98,254
Boykin Lodging Company REIT	*	1,200	13,068
Calamos Asset Management, Inc. Class A		1,520	44,065
Capital Lease Funding, Inc. REIT		2,320	26,471
Capital Trust Class A		923	32,877
CapitalSource, Inc.	†	6,771	158,848
Catskill Litigation Trust	*‡***	583	—
Cbot Holdings, Inc.—Class A	*	1,030	123,178
CentraCore Properties Trust REIT		1,307	32,348
CharterMac		2,735	51,172
Cherokee, Inc.		995	41,153
Chicago Mercantile Exchange		1,615	793,207
Columbia Equity Trust, Inc. REIT		1,100	16,896
Corporate Office Properties Trust SBI MD REIT	†	1,870	78,690
Deerfield Triarc Capital Corp. REIT		1,990	25,830
Diamond Hill Investment Group, Inc.	*	1,311	61,656
DiamondRock Hospitality Company REIT		3,760	55,686
Digital Realty Trust, Inc. REIT		1,330	32,838
Doral Financial Corporation (Puerto Rico)	†	4,428	28,383
Eagle Hospitality Properties Trust, Inc. REIT		1,200	11,556
Eaton Vance Corporation		7,064	176,317
Ecc Capital Corporation REIT		2,700	3,294
Education Realty Trust, Inc. REIT	†	1,700	28,305
ePresense, Inc.	‡***	1,173	—
Equity Lifestyle Properties, Inc. REIT		1,560	68,375
Fieldstone Investment Corporation REIT		3,450	31,602

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
First Cash Financial Services, Inc.	*	1,260	$24,885
First Marblehead Corporation (The)	†	1,910	108,755
	First Potomac Realty Trust REIT	1,240	36,940
	Franklin Street Properties Corporation REIT	2,730	53,726
Friedman Billings Ramsey Group, Inc. Class A	†	8,470	92,916
	GAMCO Investors, Inc. Class A	559	20,549
	Global Signal, Inc. REIT	1,230	56,974
	GMH Communities Trust REIT	2,460	32,423
	Government Properties Trust, Inc. REIT	1,050	9,964
	Hersha Hospitality Trust REIT	3,010	27,963
	Highland Hospitality Corporation REIT	3,270	46,042
	HomeBanc Corporation REIT	3,270	25,964
	Inland Real Estate Corporation REIT	3,790	56,395
Integrated Telecom Express, Inc.	‡***	1,103	—
IntercontinentalExchange, Inc.	*	770	44,614
	International Securities Exchange, Inc.	1,850	70,429
Investment Technology Group, Inc.	*	2,429	123,539
	Jefferies Group, Inc.	5,358	158,758
	JER Investors Trust, Inc. REIT	2,190	34,054
Kent Financial Services, Inc.	*	2,200	5,060
Kilroy Realty Corporation REIT	†	1,637	118,273
	Kite Realty Group Trust REIT	1,880	29,309
	KKR Financial Corporation REIT	3,860	80,327
Knight Capital Group, Inc. Class A	*	5,980	91,075
LaBranche & Company, Inc.	*†	2,588	31,341
Ladenburg Thalmann Financial Services, Inc.	*	495	495
	LaSalle Hotel Properties REIT	2,060	95,378
	LTC Properties, Inc. REIT	1,460	32,631
	Luminent Mortgage Capital, Inc. REIT	3,940	36,484
	Macerich Company (The) REIT	3,580	251,316
MarketAxess Holdings, Inc.	*†	1,100	12,111
	MFA Mortgage Investments, Inc. REIT	4,880	33,574
	MortgageIT Holdings, Inc. REIT	2,640	31,838
Nasdaq Stock Market Inc.	*	5,330	159,367
	National Retail Properties, Inc. REIT	2,357	47,022
New Century Financial Corporation REIT	†	3,162	144,662
	NorthStar Realty Finance Corporation REIT	2,620	31,466
Nuveen Investments, Inc. Class A	†	3,994	171,942
NYSE Group, Inc.	*†	2,500	171,200
	Omega Healthcare Investors, Inc. REIT	3,330	44,023
Opteum, Inc.—Class A REIT	†	1,800	16,236
	optionsXpress Holdings, Inc.	1,300	30,303
	Pennsylvania REIT	1,941	78,358
Piper Jaffray Companies	*	1,140	69,779
	Potlatch Corp. REIT	2,078	78,444
	PS Business Parks, Inc. REIT	823	48,557
	Ramco-Gershenson Properties REIT	1,430	38,510
	Raymond James Financial, Inc.	5,156	156,072
	Reckson Associates Realty Corporation REIT	3,963	163,989
	Republic Property Trust REIT	1,350	13,338
Resource Capital Corp.	†	1,200	15,444
	Saul Centers, Inc. REIT	950	38,741
	Saxon REIT, Inc. REIT	2,316	26,495
	SEI Investments Company	3,639	177,874
Siebert Financial Corporation	*	1,470	3,557
	Spirit Finance Corporation REIT	2,980	33,555
Stifel Financial Corp.	*	640	22,598
	Strategic Hotel Capital, Inc. REIT	2,940	60,976
SumTotal Systems, Inc.	*	1,899	11,907
	Sunstone Hotel Investors, Inc. REIT	3,520	102,291
Superior Bancorp	†	895	9,845
	SWS Group, Inc.	882	21,274
	Tanger Factory Outlet Centers REIT	1,690	54,705
	TD Ameritrade Holding Corp.	16,044	237,612
	Trustreet Properties, Inc. REIT	2,739	36,127
	Universal Health Realty Income REIT	1,090	34,171
	Urstadt Biddle Properties, Inc. REIT Class A	1,030	16,779
	U-Store-It Trust REIT	2,170	40,926
	Value Line, Inc.	573	24,467
	Waddell & Reed Financial, Inc. Class A	4,102	84,337
	Westwood Holdings Group, Inc.	1,768	33,238
	Windrose Medical Properties Trust REIT	1,780	25,988
	Winston Hotels, Inc. REIT	2,850	34,912
			12,287,491
Food Retailers—0.2%
	Arden Group, Inc. Class A	260	29,424
Panera Bread Company Class A	*†	1,560	104,894
Pantry, Inc. (The)	*	1,200	69,048
Pathmark Stores, Inc.	*	2,510	23,619
	Ruddick Corporation	1,968	48,236
	Weis Markets, Inc.	422	17,386
Wild Oats Markets, Inc.	*†	1,310	25,676
			318,283
Forest Products & Paper—0.8%
	American Woodmark Corporation	800	28,032
Beacon Roofing Supply, Inc.	*	2,640	58,106
Bowater, Inc.	†	2,910	66,202
Buckeye Technologies, Inc.	*	2,191	16,739
Building Material Holding Corporation	†	1,800	50,166
Caraustar Industries, Inc.	*	1,610	14,490
	Chesapeake Corporation	2,165	35,528
	Deltic Timber Corporation	724	40,812
Drew Industries, Inc.	*	780	25,272
	Glatfelter	1,741	27,630
Graphic Packaging Corporation	*	5,000	18,950
	Greif, Inc. Class A	826	61,917
	Longview Fibre Company	3,085	58,893
	Martin Marietta Materials, Inc.	2,437	222,133
	Neenah Paper, Inc.	890	27,100
	Packaging Corporation of America	3,760	82,795
Playtex Products, Inc.	*†	2,560	26,701
	Pope & Talbot, Inc.	895	5,576
	Rock-Tenn Company Class A	1,450	23,127
	Schweitzer-Mauduit International, Inc.	724	15,675
Smurfit-Stone Container Corporation	*	12,843	140,502
	Sonoco Products Company	5,044	159,643
United Stationers, Inc.	*	1,499	73,931
	Universal Forest Products, Inc.	1,040	65,239
US Home Systems, Inc.	*	1,292	12,519
	Wausau Paper Corporation	1,903	23,692
			1,381,370

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Health Care Providers—1.6%
Alliance Imaging, Inc.	*	1,820	$11,648
Amedisys, Inc.	*†	1,120	42,448
America Service Group, Inc.	*	590	9,157
American Dental Partners, Inc.	*	720	10,987
American Retirement Corporation	*	1,940	63,574
Amsurg Corporation	*†	2,223	50,573
Apria Healthcare Group, Inc.	*	2,542	48,044
Bio-Reference Labs, Inc.	*	1,000	21,760
Community Health Systems, Inc.	*	4,763	175,040
Covance, Inc.	*	3,250	198,965
Cross Country Healthcare, Inc.	*	1,340	24,375
CryoLife, Inc.	*	937	5,060
DaVita, Inc.	*	5,301	263,460
Edwards Lifesciences Corporation	*	3,306	150,192
Enzo Biochem, Inc.	*†	1,353	20,403
Enzon Pharmaceuticals, Inc.	*†	4,016	30,281
Five Star Quality Care, Inc.	*	1,700	18,819
Genesis HealthCare Corporation	*†	975	46,186
Gentiva Health Services, Inc.	*	1,000	16,030
Healthspring, Inc.	*	930	17,437
Healthways, Inc.	*	1,822	95,910
Hooper Holmes, Inc.		4,139	12,624
Immunomedics, Inc.	*†	2,141	5,652
Interleukin Genetics, Inc.	*†	2,825	16,244
Kindred Healthcare, Inc.	*	1,340	34,840
LCA-Vision, Inc.	†	823	43,545
LifePoint Hospitals, Inc.	*	2,759	88,647
Lincare Holdings, Inc.	*	5,490	207,742
Matria Healthcare, Inc.	*†	1,270	27,203
National Healthcare Corporation		431	19,201
Nektar Therapeutics	*†	4,738	86,895
NovaMed, Inc.	*	1,250	8,437
Odyssey HealthCare, Inc.	*†	1,593	27,989
Pediatrix Medical Group, Inc.	*	2,502	113,341
Psychemedics Corporation		902	15,839
Psychiatric Solutions, Inc.	*	3,032	86,897
RehabCare Group, Inc.	*	1,590	27,634
Sagemark Companies Ltd.	*	1,088	1,404
Sierra Health Services, Inc.	*	2,976	134,009
Sunrise Senior Living, Inc.	*	1,950	53,917
Symbion, Inc.	*	1,435	29,791
Triad Hospitals, Inc.	*	4,778	189,113
U.S. Physical Therapy, Inc.	*	610	8,930
United Surgical Partners International, Inc.	*	2,394	71,988
Universal Health Services, Inc. Class B		2,594	130,374
VCA Antech, Inc.	*	4,094	130,721
VistaCare, Inc. Class A	*†	1,962	23,740
			2,917,066
Heavy Construction—0.4%
Blount International, Inc.	*	2,743	32,971
Foster Wheeler, Ltd. (Bermuda)	*	3,660	158,112
Granite Construction, Inc.		1,890	85,560
Hovnanian Enterprises, Inc.	*†	2,128	64,010
Levitt Corporation Class A	†	763	12,208
M/I Homes, Inc.		611	21,434
McDermott International, Inc.	*	5,578	253,632
McGrath Rentcorp	†	916	25,474
WCI Communities, Inc.	*†	1,922	38,709
			692,110
Heavy Machinery—3.4%
Ablest, Inc.	*	850	7,225
Actuant Corporation Class A		1,281	63,986
Agco Corporation	*	4,908	129,179
Ampco-Pittsburgh Corporation		1,503	43,061
Applied Industrial Technologies, Inc.		2,058	50,030
Astec Industries, Inc.	*	822	28,047
ASV, Inc.	*†	1,340	30,874
Asyst Technologies, Inc.	*	3,243	24,420
Aviall, Inc.	*	1,366	64,912
Axcelis Technologies, Inc.	*	4,096	24,166
Briggs & Stratton Corporation		2,482	77,215
Brooks Automation, Inc.	*†	4,415	52,097
Bucyrus International, Inc. Class A		1,845	93,172
Cameron International Corp.		6,116	292,161
Cascade Corporation		510	20,170
Columbus McKinnon Corp.		880	19,131
Donaldson Company, Inc.		3,870	131,077
Dresser-Rand Group, Inc.	*	2,640	61,987
Dril-Quip, Inc.	*	989	81,533
Dycom Industries, Inc.	*	2,767	58,909
Electroglas, Inc.	*	3,991	12,133
EnPro Industries, Inc.	*	981	32,962
Entegris, Inc.	*	5,738	54,683
Fedders Corporation		1,828	4,424
Flow International Corporation	†	1,650	23,215
Flowserve Corporation	*	2,865	163,018
FMC Technologies, Inc.	*	3,816	257,427
Gardner Denver, Inc.	*	2,716	104,566
Goodman Global, Inc.		1,200	18,216
Gorman-Rupp Company		1,210	32,186
Graco, Inc.		3,574	164,333
Grant Prideco, Inc.	*	7,014	313,876
H&E Equipment Services, Inc.	*	630	18,553
Hurco Companies, Inc.	*	750	19,267
Hydril	*	1,025	80,483
Idex Corporation		2,633	124,278
Insituform Technologies, Inc. Class A	*	1,983	45,391
Intermec, Inc.	*†	2,374	54,460
Intevac, Inc.	*	1,300	28,184
Joy Global, Inc.		6,515	339,366
Kadant, Inc.	*	722	16,606
Kaydon Corporation		1,423	53,092
Kennametal, Inc.		1,999	124,438
Knight Transportation, Inc.	†	3,880	78,376
Kulicke and Soffa Industries, Inc.	*	4,089	30,299
Lam Research Corporation	*†	7,026	327,552
Lennox International, Inc.		3,657	96,837
Lindsay Manufacturing Company		1,559	42,280
Lufkin Industries, Inc.		810	48,138
Manitowoc Company		3,284	146,138
Matrix Service Company	*	1,379	15,776
Middleby Corporation	*†	270	23,371
Modine Manufacturing Company		1,658	38,731
NACCO Industries, Inc. Class A		310	42,597
NATCO Group, Inc. Class A	*	690	27,738
NN, Inc.		2,240	27,664
Nordson Corporation		1,522	74,852
Oil States International, Inc.	*	2,027	69,486
Oilgear Company (The)	*	1,300	17,199
Paragon Technologies, Inc.	*	900	7,902
Pentair, Inc.		5,378	183,874
Robbins & Myers, Inc.		868	22,690
Sauer-Danfoss, Inc.		832	21,149
Semitool, Inc.	*	2,320	20,926
SPX Corporation		3,895	217,925
Standex International Corporation		724	21,973

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Tecumseh Products Company Class A		713	$13,690
Tennant Company		851	42,788
Terex Corporation	*	2,553	251,981
Timken Company		4,343	145,534
Toro Company		2,170	101,339
TurboChef Technologies, Inc.	*†	994	11,053
Ultratech, Inc.	*	972	15,299
Varian Medical Systems, Inc.	*	6,924	327,851
Watsco, Inc.		1,193	71,365
Willis Lease Finance Corporation	*	1,234	11,624
WJ Communications, Inc.	*	4,940	7,311
Woodward Governor Company		1,794	54,735
			6,096,552
Home Construction, Furnishings & Appliances—1.2%
American Technology Corporation	*†	3,686	9,842
Applica, Inc.	*	1,507	6,661
Bassett Furniture Industries, Inc.		610	11,291
BE Aerospace, Inc.	*	3,694	84,445
Beazer Homes USA, Inc.		2,117	97,107
Brookfield Homes Corporation	†	858	28,271
Cavco Industries, Inc.	*	470	20,887
Dominion Homes, Inc.	*†	650	5,843
DTS, Inc.	*	755	14,707
Ethan Allen Interiors, Inc.		1,551	56,689
Fossil, Inc.	*	2,864	51,581
Furniture Brands International, Inc.	†	2,392	49,849
Gemstar-TV Guide International, Inc.	*	12,602	44,359
Helen of Troy Ltd.	*†	1,333	24,527
Herman Miller, Inc.		3,686	94,988
Hillenbrand Industries, Inc.	†	3,107	150,689
HNI Corporation	†	2,563	116,232
Kimball International, Inc. Class B		1,500	29,565
Kinetic Concepts, Inc.	*	2,885	127,373
Layne Christensen Company	*	660	18,711
La-Z-Boy, Inc.	†	2,895	40,530
MDC Holdings, Inc.	†	1,471	76,389
Meritage Corporation	*	1,260	59,535
Movado Group, Inc.		878	20,150
National Presto Industries, Inc.		656	34,296
NVR, Inc.	*	302	148,357
Palm Harbor Homes, Inc.	*†	1,182	20,791
Parkervision, Inc.	*†	1,053	9,582
Rowe Furniture Corporation	*	971	1,573
Ryland Group, Inc.		2,332	101,605
Salton, Inc.	*†	702	1,664
Sealy Corp.		1,440	19,109
Select Comfort Corporation	*†	3,139	72,103
Skyline Corporation		791	33,839
Standard-Pacific Corporation		3,368	86,558
Steelcase, Inc. Class A	†	3,092	50,863
Technical Olympic USA, Inc.		1,663	23,881
Tempur-Pedic International, Inc.	*†	3,197	43,191
Toll Brothers, Inc.	*†	5,982	152,960
Virco Manufacturing Corporation	*	799	3,995
Walter Industries, Inc.	†	2,141	123,429
			2,168,017
Household Products—0.3%
Apogee Enterprises, Inc.		1,250	18,375
Charles & Colvard Ltd.	†	693	7,297
CSS Industries, Inc.		420	12,075
Ferro Corporation		2,588	41,304
Gentex Corporation		8,026	112,364
Kronos Worldwide, Inc.		235	6,874
Lazare Kaplan International	*	1,140	9,405
Libbey, Inc.		750	5,512
Owens-IIlinois, Inc.	*	7,935	132,991
RPM, Inc.		5,763	103,734
Valspar Corporation		5,236	138,283
			588,214
Id Systems And Development—0.0%
Viisage Technology, Inc.	*†	580	8,793
Industrial—Diversified—0.3%
Blyth, Inc.		1,380	25,475
Daktronics, Inc.		2,300	66,401
Identix, Inc.	*	5,891	41,178
Lydall, Inc.	*	800	7,376
Progressive Gaming International Corp.	†	3,090	24,102
Roper Industries, Inc.		4,680	218,790
Russ Berrie & Company, Inc.		1,157	14,185
Shuffle Master, Inc.	*†	2,025	66,380
Yankee Candle Company, Inc.		2,763	69,103
Zomax, Inc. MN	*	4,620	7,069
			540,059
Insurance—4.9%
21st Century Insurance Group		1,500	21,600
Alfa Corporation		2,608	43,188
Alleghany Corporation	*	245	67,708
American Financial Group, Inc.		1,807	77,520
American Independence Corporation	*	430	5,285
American National Insurance		646	83,799
American Physicians Capital, Inc.	*	801	42,125
Amerigroup Corporation	*	2,552	79,214
AmerUs Group Company	†	2,201	128,869
Arch Capital Group Ltd. (Bermuda)	*	1,778	105,720
Argonaut Group, Inc.	*	1,948	58,518
Arthur J. Gallagher & Company	†	4,820	122,139
Aspen Insurance Holdings, Ltd. (Bermuda)		2,250	52,403
Assurant, Inc.	†	6,258	302,887
Assured Guaranty, Ltd. (Bermuda)		2,400	60,888
Axis Capital Holdings, Ltd. (Bermuda)		5,940	169,943
Baldwin & Lyons, Inc. Class B		946	24,123
Bristol West Holdings, Inc.		1,516	24,256
Brown & Brown, Inc.		6,228	181,982
Capital Title Group, Inc.		2,780	20,489
Centene Corporation	*	2,702	63,578
Citizens, Inc., TX	*†	2,504	12,545
Clark, Inc.		1,175	15,510
CNA Financial Corporation	*	2,162	71,260
CNA Surety Corporation	*	1,486	25,678
Commerce Group, Inc.		3,426	101,204
Conseco, Inc.	*	8,350	192,885
Covanta Holding Corporation	*	4,610	81,367
Crawford & Company Class B		1,891	13,577
Delphi Financial Group, Inc. Class A		2,472	89,882
Direct General Corp.		1,040	17,597
Donegal Group, Inc. Class B		759	13,909
EMC Insurance Group, Inc.		1,041	29,939
Endurance Specialty Holdings, Ltd. (Bermuda)		3,190	102,080
Erie Indemnity Company Class A		2,414	125,528

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Everest Re Group Ltd. (Bermuda)	3,140	$271,830
FBL Financial Group, Inc. Class A	1,276	41,342
Fidelity National Financial, Inc.	8,238	320,870
Fidelity National Title Group, Inc.—Class A †	1,345	26,456
First American Corporation †	4,190	177,111
FPIC Insurance Group, Inc. *	480	18,600
GAINSCO, INC. *	128	1,087
Great American Financial Resources, Inc.	807	16,891
Hanover Insurance Group (The), Inc.	2,807	133,220
Harleysville Group, Inc.	1,352	42,885
HCC Insurance Holdings, Inc.	5,845	172,077
Health Net, Inc. *	6,199	280,009
HealthExtras, Inc. *	1,865	56,360
Hilb Rogal & Hobbs Company	2,055	76,590
Horace Mann Educators Corporation	2,001	33,917
Independence Holding Company	963	21,581
Infinity Property & Casualty Corporation	1,280	52,480
IPC Holdings, Ltd. (Bermuda)	2,370	58,444
Kansas City Life Insurance Company	903	38,080
KMG America Corporation *	1,550	13,749
Landamerica Financial Group, Inc.	845	54,587
Leucadia National Corporation	8,840	258,040
Markel Corporation *†	513	178,011
Max Re Capital, Ltd. (Bermuda)	2,200	48,048
Mercury General Corporation	1,239	69,842
Molina Healthcare, Inc. *	530	20,167
Montpelier Re Holdings, Ltd. (Bermuda) †	4,630	80,053
National Financial Partners Corporation	1,846	81,796
Nationwide Financial Services Class A	2,605	114,828
Navigators Group, Inc. *	939	41,147
Odyssey Re Holdings Corporation †	1,385	36,495
Ohio Casualty Corporation	3,516	104,531
Old Republic International Corporation	10,926	233,489
PMI Group, Inc. (The)	5,069	225,976
PartnerRe Ltd. (Bermuda) †	2,680	171,654
Penn Treaty American Corp. *	1,630	12,029
Philadelphia Consolidated Holding Corporation *	3,162	95,998
Phoenix Companies, Inc. (The)	5,407	76,131
Platinum Underwriters Holdings Ltd. (Bermuda)	2,862	80,079
PMA Capital Corporation Class A *	1,826	18,808
Presidential Life Corporation	1,145	28,144
ProAssurance Corporation *	1,678	80,846
Protective Life Corporation	3,201	149,231
PXRE Group, Ltd. (Bermuda)	6,210	23,101
Radian Group, Inc.	4,444	274,550
Reinsurance Group of America, Inc.	1,541	75,740
RenaissanceRe Holdings, Ltd. (Bermuda)	3,910	189,479
RLI Corporation	1,164	56,082
Safety Insurance Group, Inc.	1,030	48,977
Scottish Re Group, Ltd.	2,970	49,540
SCPIE Holdings, Inc. *	690	16,043
Selective Insurance Group	1,691	94,476
Stancorp Financial Group, Inc.	3,000	152,730
State Auto Financial Corporation	958	31,173
Stewart Information Services Corporation †	879	31,916
Tower Group, Inc.	1,200	36,300
Transatlantic Holdings, Inc.	1,305	72,950
Triad Guaranty, Inc. *†	692	33,825
United American Healthcare Corporation *	4,252	16,158
United Fire & Casualty Company	852	25,671
Unitrin, Inc.	2,357	102,742
Universal American Financial Corporation *	1,872	24,617
USI Holdings Corporation *	2,330	31,245
WellCare Health Plans, Inc. *	1,980	97,119
Wesco Financial Corporation	63	24,003
White Mountains Insurance Group Ltd. †	430	209,410
WR Berkley Corporation	8,740	298,296
Zenith National Insurance Corporation	1,843	73,112
		8,831,959
Lodging—1.1%
Ameristar Casinos, Inc.	1,420	27,619
Aztar Corporation *	2,020	104,959
Bluegreen Corporation *	1,800	20,628
Boyd Gaming Corporation	2,619	105,703
Choice Hotels International, Inc.	1,816	110,050
Empire Resorts, Inc. *†	583	4,052
International Leisure Hosts Ltd. *	1,200	5,880
Isle of Capri Casinos, Inc. *	1,251	32,088
Kerzner International, Ltd. (Bahama Islands) *†	1,630	129,226
Las Vegas Sands Corporation *	5,560	432,902
MGM Mirage, Inc. *	6,754	275,563
Marcus Corporation	905	18,896
Monarch Casino & Resort, Inc. *	700	19,684
Morgans Hotel Group Co. *	900	14,004
Orient-Express Hotels, Ltd. Class A (Bermuda)	2,340	90,886
Station Casinos, Inc.	2,715	184,837
Trump Entertainment Resorts, Inc.	1,300	26,195
Vail Resorts, Inc. *†	1,491	55,316
Wynn Resorts Ltd. *†	3,615	264,980
		1,923,468
Media—Broadcasting & Publishing—2.9%
4Kids Entertainment, Inc. *	646	10,472
Acme Communications, Inc. *	1,200	6,096
American Greetings Corporation Class A †	3,370	70,804
Banta Corporation	1,435	66,484
Beasley Broadcasting Group, Inc. Class A	1,150	8,050
Belo Corporation Class A	4,881	76,144
Cablevision Systems Corporation Class A *	11,174	239,682
Charter Communications, Inc. Class A *†	11,237	12,698
Citadel Broadcasting Corporation †	3,126	27,821
CKX, Inc. *	2,170	29,447
COX Radio, Inc. Class A *	1,753	25,278
Crown Media Holdings, Inc. *	4,399	18,124
Cumulus Media, Inc. Class A *†	3,854	41,122
DIRECTV Group, Inc. (The) *	44,005	726,083
EchoStar Communications Corporation Class A *	10,777	332,039

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Emmis Communications Corporation Class A	*	2,035	$31,827
Entercom Communications Corporation		1,873	48,998
Entravision Communications Corporation Class A	*	2,853	24,450
Gray Television, Inc.		3,878	22,454
Harte-Hanks, Inc.		2,959	75,869
Hearst-Argyle Television, Inc.		1,654	36,487
Hollinger International, Inc.		2,614	20,990
IAC/InterActiveCorp	*†	12,626	334,463
ION Media Networks, Inc.		6,180	5,686
John Wiley & Sons Class A		2,491	82,701
Journal Communications, Inc. Class A		3,220	36,193
Journal Register Company		3,158	28,296
Lee Enterprises, Inc.		1,974	53,199
Liberty Global, Inc.—Class A	*	14,806	318,329
Liberty Global, Inc.—Class C	*	9,909	203,828
Liberty Media Holding Corp.—Class A	*	36,091	622,931
Liberty Media Holding Corp.—Class A	*	7,218	604,652
LIN TV Corporation Class A	*	1,419	10,713
Lodgenet Entertainment Corporation	*	1,250	23,313
Martha Stewart Living Omnimedia Class A	*†	1,860	31,081
McClatchy Company Class A	†	2,216	88,906
Media General, Inc. Class A		953	39,921
Mediacom Communications Corporation	*	3,433	21,388
Pac-West Telecomm, Inc.	*	5,563	3,171
Playboy Enterprises, Inc. Class B	*	1,251	12,485
Price Communications Corporation	*	3,133	53,104
Primedia, Inc.	*	9,053	16,567
Radio One, Inc. Class A	*	4,327	32,453
Radio Unica Communications Corporation	*‡***	1,900	—
Readers Digest Association, Inc. (The)		5,247	73,248
Regent Communications, Inc.	*	3,610	14,765
RH Donnelley Corporation	*	2,635	142,474
Salem Communications Corporation Class A	*	850	11,059
Scholastic Corporation	*	1,425	37,007
Sinclair Broadcast Group, Inc. Class A		2,050	17,548
Spanish Broadcasting System, Inc. Class A	*	4,320	22,075
Speedus Corporation	*	4,207	5,553
Tivo, Inc.	*†	5,766	41,227
Triple Crown Media, Inc.	*	183	1,587
Washington Post Class B		308	240,243
Worldgate Communications	*†	3,160	5,182
Young Broadcasting, Inc. Class A	*	831	2,609
			5,189,376
Medical Equipment & Supplies—1.3%
Abaxis, Inc.	*	2,000	44,740
Abiomed, Inc.	*	886	11,491
ADE Corporation	*	968	31,450
Advanced Medical Optics, Inc.	*†	3,505	177,703
Aetrium, Inc.	*	614	2,788
Aksys Ltd.	*†	1,005	1,015
Arrow International, Inc.		1,266	41,613
Avigen, Inc.	*	1,010	5,232
Axsys Technologies, Inc.	*	885	13,337
Bioject Medical Technologies, Inc.	*	4,491	6,377
Biolase Technology, Inc.	†	3,105	26,082
BioVeris Corporation	*	1,072	8,630
Britesmile, Inc.	*†	1,080	3,175
Bruker BioSciences Corporation	*	4,038	21,644
Cardiac Science Corp.	*	1,600	12,624
Cardiodynamics International Corporation	*	1,872	2,359
Cerus Corporation	*	3,201	22,823
Coherent, Inc.	*	1,868	63,008
Cohu, Inc.		859	15,075
Cooper Companies, Inc.		2,268	100,450
Dade Behring Holdings, Inc.		4,512	187,880
Electro-Sensors, Inc.		2,581	11,460
Excel Technology, Inc.	*	562	16,815
Faro Technologies, Inc.	*	614	10,413
Formfactor, Inc.	*	1,858	82,923
Frequency Electronics, Inc.		822	10,670
HealthTronics Surgical Services, Inc.	*	2,530	19,355
Hologic, Inc.	*	2,694	132,976
II-VI, Inc.	*	1,404	25,693
Illumina, Inc.	*	1,950	57,837
Integra LifeSciences Holdings Corporation	*†	1,190	46,184
Intermagnetics General Corporation	*	2,275	61,380
Intest Corporation	*	950	3,905
Intuitive Surgical, Inc.	*†	1,970	232,401
Ixia	*	2,330	20,970
Lifecore Biomedical, Inc.	*	1,730	27,161
Meade Instruments Corporation	*	1,640	4,018
Mechanical Technology, Inc.	*	5,237	12,935
Medwave, Inc.	*	2,500	6,325
Mesa Laboratories, Inc.		1,200	18,600
Molecular Devices Corporation	*	909	27,779
MTS Systems Corporation		893	35,282
Nanogen, Inc.	*	2,280	4,332
OI Corporation	*	1,600	20,120
Orbit International Corporation	*	2,812	20,275
Orthologic Corporation	*	1,517	2,458
OYO Geospace Corporation	*	550	31,411
Palomar Medical Technologies, Inc.	*†	1,117	50,969
Q-Med, Inc.	*	1,635	6,965
Resmed, Inc.	*	3,514	164,982
Somanetics Corporation	*	662	12,644
Spectranetics Corporation	*	1,446	15,501
Staar Surgical Company	*	2,688	20,805
Synovis Life Technologies, Inc.	*	957	9,407
Theragenics Corporation	*	1,492	5,088
Thermogenesis	*	4,317	17,786
TriPath Imaging, Inc.	*	1,740	11,519
Valentis, Inc.	*†	1,630	5,395
Ventana Medical Systems, Inc.	*	1,826	86,151
Viasys Healthcare, Inc.	*	1,381	35,354
Vivus, Inc.	*	4,800	18,480
White Electronic Designs Corporation	*	2,284	11,603
X-Rite, Inc.		891	9,792
Young Innovations, Inc.		677	23,851
Zevex International, Inc.	*	900	14,580
Zygo Corporation	*	967	15,849
			2,279,895

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Medical Imaging Services—0.0%
Merge Technologies, Inc.	*	1,470	$18,096

Medical Products—0.0%
Solexa, Inc., LP	*†	1,008	8,568

Medical Supplies—1.4%
Align Technology, Inc.	*	2,449	18,098
American Medical Systems Holdings, Inc.	*†	3,920	65,268
American Science & Engineering, Inc.	*†	530	30,698
Analogic Corporation		884	41,203
Angiodynamics, Inc.	*	560	15,148
Aradigm Corp.	*	1,264	1,706
ArthoCare Corporation	*†	1,342	56,377
Aspect Medical Systems, Inc.	*†	680	11,859
Beckman Coulter, Inc.		3,283	182,371
Bio-Rad Laboratories, Inc. Class A	*	1,078	70,005
Biosite, Inc.	*	1,025	46,802
Candela Corporation	*	1,060	16,812
Cantel Medical Corporation	*	600	8,544
Cepheid, Inc.	*	4,050	39,326
Clarient, Inc.	*	3,308	2,944
CNS, Inc.		600	14,700
Conmed Corporation	*	1,363	28,214
Credence Systems Corporation	*	5,181	18,134
Cyberonics, Inc.	*†	956	20,382
Datascope Corporation		557	17,178
Dentsply International, Inc.		3,635	220,281
Depomed, Inc.	*	2,500	14,675
Dionex Corporation	*	1,031	56,354
DJ Orthopedics, Inc.	*	1,370	50,457
Endologix, Inc.	*	1,350	4,779
ev3, Inc.	*†	2,300	34,063
FEI Company	*†	1,368	31,026
Foxhollow Technologies, Inc.	*†	600	16,392
Haemonetics Corporation	*	1,508	70,137
Hanger Orthopedic Group, Inc.	*	1,083	9,054
ICU Medical, Inc.	*	606	25,597
I-Flow Corporation	*†	990	10,712
Input/Output, Inc.	*†	3,597	33,992
Invacare Corporation		1,874	46,625
IRIS International, Inc.	*	940	12,370
Itron, Inc.	*	1,266	75,023
Kensey Nash Corporation	*†	867	25,577
Kopin Corporation	*	5,031	18,162
Kyphon, Inc.	*	2,084	79,942
Laserscope	*	790	24,340
LTX Corporation	*	2,405	16,859
MKS Instruments, Inc.	*	2,455	49,395
Matrixx Initiatives, Inc.	*	680	10,581
Medical Action Industries, Inc.	*	490	10,824
Mentor Corporation		1,961	85,304
Merit Medical Systems, Inc.	*	1,179	16,223
Mine Safety Appliances Company	†	1,445	58,089
Newport Corporation	*	1,615	26,034
Oakley, Inc.		1,411	23,775
Osteotech, Inc.	*	1,499	6,056
Photon Dynamics, Inc.	*	659	8,251
PolyMedica Corporation	†	1,350	48,546
Respironics, Inc.	*	4,050	138,591
Sirona Dental Systems, Inc.		560	22,187
SonoSite, Inc.	*†	930	36,307
Specialized Health Products International, Inc.	†	1,465	571
Steris Corporation		3,357	76,741
Techne Corporation	*	2,057	104,742
Therma-Wave, Inc.	*	758	993
Thoratec Corporation	*	2,307	31,998
Urologix, Inc.	*	1,050	3,297
Varian, Inc.	*	1,952	81,028
Veeco Instruments, Inc.	*	1,295	30,873
Vital Signs, Inc.		635	31,452
Wright Medical Group, Inc.	*	2,180	45,627
Zoll Medical Corporation	*	1,115	36,527
			2,566,198
Medical—Biomedical—0.0%
Dyax Corporation	*	3,200	9,408
Keryx Biopharmaceuticals, Inc.	*	1,560	22,152
			31,560
Metals—2.6%
AK Steel Holding Corporation	*	5,009	69,274
Aleris International, Inc.	*	1,537	70,471
Alpine Group, Inc.	*	698	2,220
Ameron International Corporation		543	36,392
Aptargroup, Inc.		1,565	77,640
Brush Engineered Materials, Inc.	*	1,122	23,394
Carpenter Technology Corporation		1,142	131,901
Century Aluminum Company	*	1,385	49,431
Chaparral Steel Company	*	1,116	80,374
Circor International, Inc.		711	21,678
Cleveland-Cliffs, Inc.	†	1,100	87,219
Commercial Metals Company		6,540	168,078
Commercial Vehicle Group, Inc.	*	1,280	26,470
Commscope, Inc.	*	2,613	82,100
Couer D’alene Mines Corporation	*	14,006	67,369
Crane Company		2,830	117,728
Curtiss-Wright Corporation		2,512	77,571
Encore Wire Corporation	*†	810	29,111
General Cable Corporation	*	2,562	89,670
Gibraltar Industries, Inc.		1,868	54,172
Glamis Gold, Ltd. (Canada)	*†	8,340	315,752
Griffon Corporation	*	1,288	33,617
Hecla Mining Company	*	5,855	30,739
Hubbell, Inc. Class B		2,939	140,043
International Aluminum Corporation		686	26,068
Jacuzzi Brands, Inc.	*	3,955	34,804
Ladish Company, Inc.	*	970	36,346
Lone Star Technologies, Inc.	*	1,688	91,186
Massey Energy Company	†	4,323	155,628
Material Sciences Corp.	*	780	7,043
Matthews International Corporation Class A		1,783	61,460
Maverick Tube Corporation	*†	2,136	134,974
MAXXAM, Inc.	*	857	24,039
Meridian Gold, Inc. (Canada)	*	5,310	168,221
Metal Management, Inc.		1,220	37,356
Mueller Industries, Inc.		1,592	52,584
Mueller Water Products, Inc.—Class A	†	1,260	21,937
NCI Building Systems, Inc.	*	1,232	65,505
NS Group, Inc.	*	1,303	71,769
Olympic Steel, Inc.		630	22,296
Optical Cable Corporation	*	241	1,017
Precision Castparts Corporation		7,016	419,276
Quanex Corporation		2,061	88,767

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Reliance Steel & Aluminum Company		1,684	$139,688
Royal Gold, Inc.	†	1,154	32,104
RTI International Metals, Inc.	*†	1,130	63,099
Ryerson Tull, Inc.	†	1,471	39,717
Schnitzer Steel Industries, Inc. Class A		974	34,558
Shaw Group, Inc. (The)	*†	3,742	104,028
Shiloh Industries, Inc.	*	1,441	21,673
Simpson Manufacturing Company, Inc.		2,036	73,398
Southern Copper Corp.	†	1,957	174,427
Steel Dynamics, Inc.		2,691	176,906
Steel Technologies, Inc.		1,390	27,022
Stillwater Mining Company	*	2,228	28,251
Sturm, Ruger & Company, Inc.		2,146	13,413
Taser International, Inc.	*†	4,142	32,763
Texas Industries, Inc.		1,116	59,260
Titanium Metals Corporation	*†	3,560	122,393
Tredegar Corporation		1,607	25,423
Valmont Industries, Inc.		1,162	54,021
Watts Water Technologies, Inc. Class A		1,226	41,132
Wheeling-Pittsburgh Corporation	*	860	17,105
Worthington Industries, Inc.		4,120	86,314
			4,769,385
Metals & Mining—0.1%
Oregon Steel Mills, Inc.	*	1,980	100,307

Miscellaneous—0.2%
Alliance One International, Inc.		4,200	18,648
Corrections Corporation of America	*	1,970	104,292
Geo Group, Inc. (The)	*	819	28,706
Handleman Company		1,157	9,430
Lenox Group, Inc.	*	1,340	9,501
Pool Corp.	†	2,836	123,735
Terra Industries, Inc.	*	4,733	30,149
Tractor Supply Company	*†	1,869	103,300
			427,761
Oil & Gas—8.5%
Abraxas Petroleum Corp.	*	2,400	10,368
Adams Resources & Energy, Inc.		1,462	47,895
AGL Resources, Inc.		3,796	144,704
Apco Argentina, Inc. (Cayman Islands)		622	52,948
Arena Resources, Inc.	*	1,140	39,091
Atlas America, Inc.	*	1,330	59,597
Atmos Energy Corporation		4,032	112,533
ATP Oil & Gas Corporation	*	1,375	57,654
Atwood Oceanics, Inc.	*	1,662	82,435
Aurora Oil & Gas Corp.		3,600	14,400
Basic Energy Services, Inc.	*	620	18,953
Berry Petroleum Company Class A		2,362	78,300
Bill Barrett Corporation	*†	1,570	46,488
Blue Dolphin Energy Company	*†	3,650	16,535
Boardwalk Pipeline Partners, LP	†	1,700	41,633
BP Prudhoe Bay Royalty Trust	†	1,205	96,280
Buckeye Partners, LP	†	2,310	97,228
Cabot Oil & Gas Corporation	†	2,685	131,565
Callon Petroleum Company	*	1,600	30,944
Cano Petroleum, Inc.	*	2,030	11,510
Carrizo Oil & Gas, Inc.	*	1,620	50,722
Cascade Natural Gas Corporation		1,459	30,770
Cheniere Energy, Inc.	*	2,680	99,053
Chesapeake Utilities Corporation		1,039	31,253
Cimarex Energy Company	†	4,115	176,945
Clayton Williams Energy, Inc.	*	550	18,997
CNX Gas Corporation		1,450	43,500
Complete Production Services, Inc.		1,550	36,642
Comstock Resources, Inc.	*	2,330	69,574
Contango Oil & Gas Co.	*	1,270	17,958
CREDO Petroleum Corp.	*	700	13,489
Cross Timbers Royalty Trust		776	34,912
Crosstex Energy, Inc.		300	28,524
Dawson Geophysical Company	*	930	28,616
DCP Midstream Partners, LP	†	630	17,766
Delta Natural Gas Company, Inc.		380	9,314
Delta Petroleum Corporation	*	2,239	38,354
Denbury Resources, Inc.	*	5,866	185,776
Diamond Offshore Drilling, Inc.	†	3,114	261,358
Dorchester Minerals, LP	†	1,880	47,207
Edge Petroleum Corp.	*	1,670	33,367
Enbridge Energy Partners, LP	†	2,367	103,083
Encore Acquisition Company	*	2,537	68,068
Energen Corporation		3,294	126,523
Energy Partners Ltd.	*†	1,758	33,314
Energy Transfer Partners, LP		3,539	158,016
EnergySouth, Inc.		520	16,240
ENSCO International, Inc.		7,970	366,779
Enterprise Products Partners LP	†	13,740	342,126
Equitable Resources, Inc.		6,074	203,479
EXCO Resources, Inc.	*	3,860	44,004
Exploration Company of Delaware, Inc. (The)	*	1,411	15,041
Forest Oil Corporation	*†	2,458	81,507
Frontier Oil Corporation		5,756	186,494
FX Energy, Inc.	*†	2,797	12,922
Giant Industries, Inc.	*	980	65,219
Global Industries Ltd.	*	4,499	75,133
GlobalSantaFe Corporation		12,555	725,051
Grey Wolf, Inc.	*	10,142	78,093
Hanover Compressor Company	*†	5,487	103,046
Harvest Natural Resources, Inc.	*	1,620	21,935
Headwaters, Inc.	*†	2,476	63,287
Helix Energy Solutions Group, Inc.	*†	3,796	153,207
Helmerich & Payne, Inc.		2,403	144,805
Holly Corporation		2,496	120,307
Holly Energy Partners, LP	†	670	27,035
Houston Exploration Company	*	1,393	85,238
Hugoton Royalty Trust	†	2,065	61,331
KCS Energy, Inc.	*	2,430	72,171
Kinder Morgan Energy Partners, LP	†	7,360	338,266
Kinder Morgan Management LLC	*	2,539	109,228
Laclede Group, Inc. (The)		1,025	35,219
Magellan Midstream Partners	†	3,420	116,212
Mariner Energy, Inc.	*	3,899	71,625
Markwest Energy Partners, LP	†	680	28,064
Markwest Hydrocarbon, Inc.		1,182	29,255
McMoRan Exploration Company	*†	1,060	18,656
MDU Resources Group, Inc.		5,706	208,897
Meridian Resource Corporation	*	4,340	15,190
Metretek Technologies, Inc.	*	1,220	20,960
National Fuel Gas Company		3,702	130,088
New Jersey Resources Corporation		1,541	72,088
Newfield Exploration Company	*	6,728	329,268
Newpark Resources, Inc.	*	6,294	38,708
NGAS Resources, Inc. (Canada)	*†	1,150	9,074

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Noble Energy, Inc.		9,396	$440,297
Northwest Natural Gas Company		1,184	43,844
Oceaneering International, Inc.	*	2,932	134,432
ONEOK Partners, LP	†	2,155	106,349
Oneok, Inc.		5,569	189,569
Pacific Energy Partners, LP	†	1,860	60,599
Parallel Petroleum Corporation	*	2,560	63,258
Parker Drilling Company	*	5,736	41,184
Patterson-UTI Energy, Inc.	†	9,384	265,661
Penn Virginia Corporation		1,000	69,880
Petrohawk Energy Corporation	*†	3,967	49,984
Petroleum Development Corporation	*	1,030	38,831
Petroquest Energy, Inc.	*	2,000	24,560
Piedmont Natural Gas Company		3,432	83,398
Pioneer Drilling Co.	*	2,930	45,239
Pioneer Natural Resources Company	†	7,192	333,781
Plains All American Pipeline, LP	†	2,930	127,953
Plains Exploration & Production Company	*	4,315	174,930
Pogo Producing Company	†	2,978	137,286
Pride International, Inc.	*	8,507	265,674
Quest Resource Corp.		1,070	14,499
Questar Corporation		4,476	360,273
Quicksilver Resources, Inc.	*†	2,850	104,909
Range Resources Corporation		7,200	195,768
Remington Oil & Gas Corporation	*	1,186	52,148
Resource America, Inc. Class A		787	14,992
Rosetta Resources, Inc.	*	2,500	41,550
RPC, Inc.		1,520	36,906
SEACOR Holdings, Inc.	*	1,134	93,101
SEMCO Energy, Inc.	*	3,180	17,681
Smith International, Inc.		11,430	508,292
South Jersey Industries, Inc.		1,794	49,138
Southern Union Company	†	5,969	161,521
Southwest Gas Corporation		1,913	59,953
Southwestern Energy Company	*	8,436	262,866
St. Mary Land & Exploration Company		2,954	118,899
Stone Energy Corporation	*	1,249	58,141
Sulphco, Inc.	†	2,300	16,468
Sunoco Logistics Partners, LP	†	970	39,625
Superior Energy Services, Inc.	*	4,230	143,397
Swift Energy Company	*†	1,642	70,491
Syntroleum Corporation	*	2,736	16,608
TC Pipelines, LP	†	800	26,400
Teppco Partners LP	†	3,740	131,835
Tesoro Petroleum Corporation		3,383	251,560
Tetra Technologies, Inc.	*	3,522	106,681
Tidewater, Inc.		2,961	145,681
Todco Class A		2,903	118,588
Toreador Resources Corp.	*†	550	15,472
Transmeridian Exploration, Inc.	*†	3,800	21,660
Transmontaigne, Inc.	*	2,979	33,395
Trico Marine Services, Inc.	*	600	20,400
Tri-Valley Corp.	*†	2,100	17,325
UGI Corporation		5,040	124,085
Ultra Petroleum Corporation	*	7,994	473,804
Unit Corporation	*	2,353	133,862
United Heritage Corp.	*	1,060	3,604
VAALCO Energy, Inc.	*	3,610	35,234
Valero, LP	†	2,120	104,622
Vectren Corporation		3,776	102,896
Veritas DGC, Inc.	*†	1,790	92,328
W&T Offshore, Inc.	†	880	34,223
Warren Resources, Inc.	*	3,440	49,398
Wd-40 Company		950	31,892
Western Gas Resources, Inc.		3,618	216,537
Western Refining, Inc.		1,110	23,954
WGL Holdings, Inc.		2,286	66,180
W-H Energy Services, Inc.	*	1,748	88,851
Whiting Petroleum Corporation	*†	2,153	90,146
			15,283,958
Pharmaceuticals—4.7%
Aastrom Biosciences, Inc.	*	3,290	4,376
Abraxis BioScience, Inc.		2,057	49,039
Adams Respiratory Therapeutics, Inc.	*	1,390	62,022
Adolor Corporation	*	2,738	68,477
Advanced Magnetics, Inc.	*	680	20,550
Albany Molecular Research, Inc.	*	1,371	14,642
Alexion Pharmaceuticals, Inc.	*†	1,698	61,332
Alfacell Corporation	*	2,756	7,855
Alkermes, Inc.	*†	4,629	87,581
Allscripts Healthcare Solutions, Inc.	*†	2,300	40,365
Alpharma, Inc. Class A		2,513	60,413
Amylin Pharmaceuticals, Inc.	*†	5,006	247,146
Andrx Corporation	*†	3,666	85,015
Anesiva, Inc.		1,779	13,520
Arena Pharmaceuticals, Inc.	*†	2,489	28,823
ArQule, Inc.	*	2,064	11,641
Array BioPharma, Inc.	*	4,170	35,862
Atherogenics, Inc.	*†	2,914	38,028
AVANIR Pharmaceuticals—Class A	*†	1,525	10,431
Avant Immunotherapeutics, Inc.	*	6,670	10,739
AVI BioPharma, Inc.	*†	2,400	9,000
Bentley Pharmaceuticals, Inc.	*†	2,011	22,041
BioCryst Pharmaceuticals, Inc.	*	1,300	18,629
Bioenvision, Inc.	*	2,160	11,513
BioMarin Pharmaceuticals, Inc.	*†	4,270	61,360
Biopure Corporation Class A	*	309	377
BioScrip, Inc.	*	3,476	18,666
Boston Life Sciences, Inc.	*†	724	2,360
Bradley Pharmaceuticals, Inc.	*†	1,581	16,126
Cambrex Corporation		1,258	26,204
Cell Genesys, Inc.	*†	4,053	20,346
Cell Therapeutics, Inc.	*†	3,191	4,595
Cellegy Pharmaceuticals, Inc.	*	1,550	1,008
Cephalon, Inc.	*†	3,228	194,003
Charles River Laboratories International, Inc.	*	3,886	143,005
Collagenex Pharmaceuticals, Inc.	*	1,558	18,665
Columbia Laboratories, Inc.	*	1,820	6,370
Connetics Corporation	*†	1,619	19,039
Conor Medsystems, Inc.	*	1,440	39,730
Cubist Pharmaceuticals, Inc.	*	3,073	77,378
Cypress Bioscience, Inc.	*	4,031	24,750
Cytogen Corporation	*	2,255	5,638
CytRx Corporation	*	4,200	5,544
Dendreon Corporation	*†	2,719	13,160
Diagnostic Products Corporation		1,264	73,527
Digene Corporation	*†	1,146	44,396
Discovery Laboratories, Inc.	*†	2,566	5,363
Dov Pharmaceutical, Inc.	*	1,020	2,162
Durect Corporation	*	2,700	10,449
Emisphere Technologies, Inc.	*†	3,412	29,104
Encysive Pharmaceuticals, Inc.	*	3,499	24,248
Endo Pharmaceuticals Holdings, Inc.	*	6,536	215,557

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
EpiCept Corp.	*†	481	$1,154
EPIX Pharmaceuticals, Inc.	*	961	4,180
Genaera Corporation	*	4,787	2,633
Genelabs Technologies	*	721	1,045
Genentech, Inc.	*	24,260	1,984,468
Genitope Corporation	*	2,890	18,265
Genta, Inc.	*	2,971	4,872
Geron Corporation	*	3,060	21,114
GTC Biotherapeutics, Inc.	*	3,988	6,062
GTx, Inc.	*	1,710	15,561
Hana Biosciences, Inc.		1,380	12,517
Hemispherx Biopharma, Inc.	*†	4,821	12,245
Henry Schein, Inc.	*†	4,502	210,378
Herbalife, Ltd. (Cayman Islands)	*	2,390	95,361
Heska Corporation	*	4,463	4,686
Hi-Tech Pharmacal Company, Inc.	*	864	14,316
Hollis-Eden Pharmaceuticals	*	954	4,570
Human Genome Sciences, Inc.	*†	6,428	68,780
Idexx Laboratories, Inc.	*	1,589	119,382
Idenix Pharmaceuticals, Inc.	*†	740	6,956
IDM Pharma, Inc.	*	142	496
ImClone Systems, Inc.	*†	3,874	149,691
Immtech International, Inc.	*†	681	4,624
Immucor, Inc.	*	4,138	79,574
ImmunoGen, Inc.	*	1,903	5,956
Indevus Pharmaceuticals, Inc.	*	3,237	17,706
Inspire Pharmaceuticals, Inc.	*	1,860	8,649
InterMune, Inc.	*†	1,586	26,090
Introgen Therapeutics, Inc.	*†	2,150	9,138
Inverness Medical Innovations, Inc.	*†	1,571	44,349
Invitrogen Corporation	*	2,852	188,432
KOS Pharmaceuticals, Inc.	*	1,380	51,916
KV Pharmaceutical Company Class A	*	2,180	40,679
Mannatech, Inc.	†	690	8,701
MannKind Corporation	*†	2,020	43,046
Martek Biosciences Corporation	*†	1,769	51,213
Medarex, Inc.	*	6,332	60,851
Medicines Company	*	2,718	53,137
Medicis Pharmaceutical Corporation Class A		2,862	68,688
Medifast, Inc.	*	734	13,117
Meridian Bioscience, Inc.		2,122	52,944
MGI Pharma, Inc.	*	3,804	81,786
Millennium Pharmaceuticals, Inc.	*†	16,036	159,879
Myogen, Inc.	*†	1,540	44,660
Nabi Biopharmaceuticals	*	2,736	15,705
Nastech Pharmaceutical Company, Inc.	*†	1,500	23,700
Natrol, Inc.	*	1,145	2,164
NBTY, Inc.	*	3,365	80,457
Neose Technologies, Inc.	*	705	2,855
Neurobiological Technologies	*†	3,137	8,721
Neurocrine Biosciences, Inc.	*†	2,039	21,613
NitroMed, Inc.	*†	2,250	10,868
Northfield Laboratories, Inc.	*†	1,890	18,692
Novavax, Inc.	*†	4,170	21,017
Noven Pharmaceuticals, Inc.	*	1,350	24,165
NPS Pharmaceuticals, Inc.	*	3,900	19,032
Nu Skin Enterprises, Inc. Class A		3,019	44,832
Nuvelo, Inc.	*	2,920	48,618
Omnicare, Inc.		6,437	305,243
Onyx Pharmaceuticals, Inc.	*†	2,105	35,427
OraSure Technologies, Inc.	*	1,688	16,070
OSI Pharmaceuticals, Inc.	*†	2,981	98,254
Pain Therapeutics, Inc.	*†	1,319	11,014
Palatin Technologies, Inc.	*	2,104	4,103
Panacos Pharmaceuticals, Inc.	*	2,667	14,722
Par Pharmaceutical Companies, Inc.	*	1,702	31,419
Parexel International Corporation	*	1,844	53,199
PDL BioPharma, Inc.	*†	6,371	117,290
Penwest Pharmaceuticals Company	*	930	20,302
Peregrine Pharmaceuticals, Inc.	*	9,115	14,493
Perrigo Company		5,083	81,836
Pharmacopeia Drug Discovery, Inc.	*	573	2,292
Pharmacyclics, Inc.	*	1,701	6,566
Pharmion Corporation	*†	900	15,327
Poniard Pharmaceuticals, Inc.		2,381	2,283
Pozen, Inc.	*†	1,015	7,146
Praecis Pharmaceuticals, Inc.	*	367	1,116
Prestige Brands Holdings, Inc.	*	2,900	28,913
Progenics Pharmeceuticals, Inc.	*	1,383	33,275
Quidel Corp.	*	1,200	11,400
Regeneron Pharmaceuticals, Inc.	*	2,632	33,742
Renovis, Inc.	*	1,580	24,190
Rigel Pharmaceuticals, Inc.	*†	1,280	12,454
Salix Pharmaceuticals Ltd.	*	2,346	28,856
Sciclone Pharmaceuticals, Inc.	*	4,800	10,992
Sciele Pharma, Inc.	†	1,614	37,429
SCOLR Pharma, Inc.	*†	2,400	11,952
Sepracor, Inc.	*†	5,756	328,898
Serologicals Corporation	*†	1,614	50,744
SIGA Technologies, Inc.	*	4,650	6,510
SirnaTherapeutics, Inc.	*	4,258	24,271
StemCells, Inc.	*	3,500	7,175
SuperGen, Inc.	*	3,719	13,500
Tanox, Inc.	*	1,721	23,801
Tapestry Pharmaceuticals, Inc.	*	522	1,749
Targeted Genetics Corp.		626	1,440
Theravance, Inc.	*	2,510	57,429
Third Wave Technologies, Inc.	*	1,507	4,491
Titan Pharmaceuticals, Inc.	*	4,244	9,082
United Therapeutics Corporation	*†	1,264	73,021
USANA Health Sciences, Inc.	*†	743	28,160
Valeant Pharmaceuticals International		4,744	80,268
Vertex Pharmaceuticals, Inc.	*†	5,706	209,467
Vion Pharmaceuticals, Inc.	*	4,504	6,441
Viropharma, Inc.	*	3,252	28,032
XOMA Ltd.	*	4,977	8,461
Zymogenetics, Inc.	*	2,343	44,447
			8,417,168
Real Estate—5.8%
Acadia Realty Trust REIT		1,319	31,194
Affordable Residential Communities REIT	†	1,710	18,383
Agree Realty Corporation REIT		515	17,495
Alderwoods Group, Inc.	*	2,860	55,656
Alexander’s, Inc. REIT	*	162	44,025
Alexandria Real Estate Equities, Inc. REIT		1,163	103,135
AMB Property Corporation REIT		4,360	220,398
American Financial Realty Trust REIT		6,305	61,032
American Land Lease, Inc. REIT		729	17,861
American Mortgage Acceptance Corporation REIT		1,732	25,530
American Real Estate Partners, LP		590	24,072

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Annaly Mortgage Management, Inc. REIT †	8,361	$107,104
Anthracite Capital, Inc. REIT	2,180	26,509
Arizona Land Income Corporation REIT Class A †	1,050	4,074
Avalonbay Communities, Inc. REIT †	3,746	414,383
BioMed Realty Trust, Inc. REIT	2,740	82,036
Brandywine Realty Trust REIT	4,486	144,315
BRE Properties Class A	2,563	140,965
Brookfield Properties Co. (Canada)	5,740	184,656
BRT Realty Trust REIT	916	23,495
California Coastal Communities, Inc. *	1,028	32,896
Camden Property Trust REIT	2,734	201,086
Capital Alliance Income Trust Ltd. REIT *	799	6,104
Capstead Mortgage Corporation REIT †	3,310	25,123
CarrAmerica Realty Corporation REIT	2,766	123,225
CB Richard Ellis Group, Inc. Class A *	9,600	239,040
CBL & Associates Properties, Inc. REIT	2,928	113,987
Cedar Shopping Centers, Inc. REIT	2,883	42,438
Colonial Properties Trust REIT	2,352	116,189
Consolidated-Tomoka Land Company	280	15,439
Cousins Properties, Inc. REIT	1,838	56,849
Crescent Real Estate EQT Company REIT	4,528	84,040
Developers Diversified Realty Corporation REIT	5,644	294,504
Duke Realty Corporation REIT	7,300	256,595
Eastgroup Properties, Inc. REIT	1,308	61,057
Entertainment Properties Trust REIT	1,519	65,393
Equity Inns, Inc. REIT	3,295	54,565
Equity One, Inc. REIT	2,619	54,737
Essex Property Trust, Inc. REIT	1,217	135,890
Extra Space Storage, Inc. REIT	3,140	50,994
Federal Realty Investment Trust REIT	2,671	186,970
FelCor Lodging Trust, Inc. REIT	3,135	68,155
First Industrial Realty Trust, Inc. REIT	2,030	77,018
Forest City Enterprises, Inc. Class A	3,478	173,587
General Growth Properties, Inc. REIT	11,730	528,554
Getty Realty Corporation REIT	1,418	40,328
Glenborough Realty Trust, Inc. REIT †	1,512	32,568
Glimcher Realty Trust REIT	2,205	54,706
Grubb and Ellis Company *	653	6,040
Health Care Property Investors, Inc. REIT †	6,934	185,415
Health Care REIT, Inc.	2,615	91,394
Healthcare Realty Trust, Inc. REIT	2,271	72,331
Heritage Property Investment Trust REIT	1,452	50,704
Highwoods Properties, Inc. REIT	2,393	86,579
HMG Courtland Properties REIT	1,250	11,500
Home Properties, Inc. REIT	1,701	94,423
Hospitality Properties Trust REIT	3,094	135,888
Host Marriott Corporation REIT †	26,057	569,867
HRPT Properties Trust REIT	10,403	120,259
IMPAC Mortgage Holdings, Inc. REIT †	3,518	39,331
Innkeepers USA Trust REIT	3,005	51,926
iStar Financial, Inc. REIT †	5,882	222,046
Jones Lang Lasalle, Inc.	1,781	155,927
Lexington Corporate Properties Trust REIT	3,140	67,824
Liberty Property Trust REIT †	4,302	190,148
Mack-Cali Realty Corporation REIT	2,838	130,321
Maguire Properties, Inc. REIT	1,740	61,196
Mid-America Apartment Communities, Inc. REIT	1,300	72,475
Mills Corporation (The) REIT	2,650	70,888
Mission West Properties REIT	1,418	15,711
Monmouth Capital Corporation	2,974	15,911
Monmouth Class A REIT	2,978	24,003
National Health Investors, Inc. REIT	1,198	32,214
Nationwide Health Properties, Inc. REIT	3,112	70,051
New Plan Excel Realty Trust REIT	4,691	115,821
Newcastle Investment Corporation REIT	2,065	52,286
Novastar Financial, Inc. REIT †	1,611	50,924
Pan Pacific Retail Properties, Inc. REIT	1,910	132,497
Parkway Properties, Inc. REIT	747	33,989
PMC Commercial Trust REIT	2,035	25,885
Post Properties, Inc. REIT	2,048	92,856
RAIT Investment Trust REIT	1,592	46,486
Rayonier, Inc. REIT	3,937	149,252
Realty Income Corporation REIT	4,300	94,170
Redwood Trust, Inc. REIT †	1,229	60,012
Regency Centers Corporation REIT	3,366	209,197
Senior Housing Properties Trust REIT	4,186	74,971
Shurgard Storage Centers, Inc. REIT Class A	2,121	132,563
SL Green Realty Corporation REIT †	2,166	237,112
Sovran Self Storage, Inc. REIT †	859	43,629
St. Joe Company (The) †	3,717	172,989
Stewart Enterprises, Inc. Class A	4,116	23,667
Sun Communities, Inc. REIT	1,061	34,514
Taubman Centers, Inc. REIT	2,574	105,277
Thornburg Mortgage, Inc. REIT †	4,899	136,535
Trammell Crow Company *†	2,116	74,420
Trizec Properties, Inc. REIT †	4,214	120,689
United Dominion Realty Trust, Inc. REIT	7,244	202,904
Ventas, Inc. REIT	5,414	183,426
W.P. Carey & Company LLC	1,593	40,335
Washington REIT	1,835	67,345
Weingarten Realty Investors REIT	4,314	165,140
		10,461,618
Restaurants—1.1%
AFC Enterprises, Inc. †	1,000	12,750
Applebee’s International, Inc.	4,415	84,856
Aramark Corporation Class B	6,224	206,077
Back Yard Burgers, Inc. *	1,698	8,864
Bob Evans Farms, Inc.	2,055	61,671
Brinker International, Inc. †	4,515	163,895
Buffalo Wild Wings, Inc. *	560	21,454
Burger King Holdings, Inc. †	1,290	20,318
CEC Entertainment, Inc. *	1,994	64,047
CKE Restaurants, Inc. †	3,046	50,594
California Pizza Kitchen, Inc. *	970	26,656
CBRL Group, Inc.	2,550	86,496

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cheesecake Factory (The)	*†	3,914	$105,482
Chipotle Mexican Grill, Inc.—Class A	*	390	23,771
Cosi, Inc.	*	3,120	19,438
Domino’s Pizza, Inc.		1,940	47,996
IHOP Corporation		1,079	51,878
Jack in the Box, Inc.	*	1,878	73,618
Krispy Kreme Doughnuts, Inc.	*†	2,574	20,952
Landry’s Restaurants, Inc.		1,254	40,692
Lone Star Steakhouse & Saloon, Inc.		1,125	29,509
Luby’s, Inc.	*	1,630	17,001
O’Charley’s, Inc.	*	1,092	18,564
OSI Restaurant Partners, Inc.		3,710	128,366
Papa John’s International, Inc.	*	1,612	53,518
PF Chang’s China Bistro, Inc.	*†	1,340	50,947
Rare Hospitality International, Inc.	*	2,025	58,239
Red Robin Gourmet Burgers, Inc.	*†	693	29,494
Ruby Tuesday, Inc.	†	3,477	84,874
Ryan’s Restaurant Group, Inc.	*	1,918	22,843
Sonic Corporation	*	4,555	94,698
Steak N Shake Company (The)	*	2,198	33,278
Texas Roadhouse, Inc. Class A	*	2,820	38,126
Triarc Companies Class B		2,886	45,108
			1,896,070
Retail—Apparel—0.0%
dELIA*s, Inc.	*	2,555	20,644

Retailers—2.2%
1-800-FLOWERS.COM, Inc.	*	2,113	12,192
99 Cents Only Stores	*	2,727	28,524
AC Moore Arts & Crafts, Inc.	*†	877	14,304
Advance Auto Parts, Inc.		5,595	161,696
Alloy, Inc.	*	462	4,846
BJ’s Wholesale Club, Inc.	*	3,379	95,795
Barnes & Noble, Inc.		2,855	104,208
Bell Microproducts, Inc.	*	1,576	8,542
Big 5 Sporting Goods Corporation		1,072	20,904
Blair Corporation		306	9,104
Bluefly, Inc.	*	2,341	2,833
Bombay Company, Inc. (The)	*	2,630	6,365
Borders Group, Inc.		3,582	66,124
Build-A-Bear Workshop, Inc.	*†	380	8,174
CSK Auto Corporation	*	1,990	23,820
Cabela’s, Inc. Class A	*†	2,190	42,179
Casey’s General Stores, Inc.		2,409	60,249
Cash America International, Inc.		1,841	58,912
Central Garden & Pet Company	*	965	41,543
Coldwater Creek, Inc.	*	2,863	76,614
Cost Plus, Inc.	*	1,015	14,880
Design Within Reach, Inc.	*†	1,210	8,276
Dick’s Sporting Goods, Inc.	*	1,632	64,627
Dollar Tree Stores, Inc.	*†	5,591	148,162
Drugstore.Com, Inc.	*	3,800	11,020
Ezcorp, Inc.	*	1,000	37,690
Fastenal Company		7,418	298,871
Foot Locker, Inc.		8,181	200,353
Forward Industries, Inc.-N Y	*†	630	2,615
Fred’s, Inc.	†	1,781	23,776
GameStop Corp.—Class A	*†	2,314	97,188
GameStop Corp.—Class B	*	1,034	35,414
GSI Commerce, Inc.	*	1,470	19,889
Guitar Center, Inc.	*†	1,300	57,811
Hancock Fabrics, Inc.		1,321	4,412
Haverty Furniture Companies, Inc.		1,111	17,432
Hibbett Sporting Goods, Inc.	*	1,926	46,031
Jo-Ann Stores, Inc.	*†	1,266	18,547
Kenneth Cole Productions, Inc. Class A		956	21,347
Kirkland’s, Inc.	*	833	4,357
Longs Drug Stores Corporation		1,508	68,795
MarineMax, Inc.	*†	800	20,984
Marvel Entertainment, Inc.	*†	4,501	90,020
Men’s Wearhouse, Inc.		2,347	71,114
Michaels Stores, Inc.		7,098	292,722
Movie Gallery, Inc.	†	1,396	8,669
MSC Industrial Direct Company Class A		2,332	110,933
Nitches, Inc.	*	2,850	14,963
O’Reilly Automotive, Inc.	*	5,604	174,789
Overstock.com, Inc.	*†	771	16,391
PC Connection, Inc.	*	855	5,002
Petco Animal Supplies, Inc.	*	1,932	39,471
Petsmart, Inc.		7,244	185,446
Pier 1 Imports, Inc.	†	3,763	26,266
Priceline.com, Inc.	*†	1,549	46,253
Restoration Hardware, Inc.	*†	2,795	20,068
Retail Ventures, Inc.	*	1,372	24,449
Rite Aid Corporation	*	25,793	109,362
Saks, Inc.	*†	6,702	108,371
Samsonite Corporation	*	1,134	1,157
School Specialty, Inc.	*†	1,184	37,710
Sharper Image Corporation	*†	649	7,210
Sportsman’s Guide, Inc. (The)	*	570	17,385
Stamps.com, Inc.	*†	1,050	29,211
Stein Mart, Inc.		1,591	23,547
Stride Rite Corporation		2,389	31,511
Systemax, Inc.	*	1,358	10,592
Trans World Entertainment Corporation	*	1,932	13,949
Tuesday Morning Corporation		1,816	23,880
Tweeter Home Entertainment Group, Inc.	*	1,129	8,016
Valuevision Media, Inc. Class A	*	1,742	19,214
Williams-Sonoma, Inc.	*†	4,938	168,139
Zale Corporation	*†	3,140	75,643
			3,880,858
Telecom Equipment Fiber Optics—0.0%
Essex Corp.	*	900	16,578

Telecommunications—0.2%
NTL, Inc.	†	13,710	341,379
Superior Telecom, Inc.	*‡***	2,014	—
			341,379
Telephone Systems—1.4%
Adtran, Inc.		3,507	78,662
Alaska Communications Systems Group, Inc.		2,850	36,053
Audiovox Corporation Class A	*	1,218	16,638
Brightpoint, Inc.	*	3,031	41,009
C2 Global Technologies, Inc.	*	678	1,031
Centennial Communications Corporation		1,166	6,063
Cincinnati Bell, Inc.	*	12,616	51,726
Commonwealth Telephone Enterprises, Inc.		1,807	59,920
Covad Communications Group, Inc.	*	13,041	26,212
D&E Communications, Inc.		1,712	18,558

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Deltathree, Inc.	*	2,553	$5,923
Dobson Communications Corporation Class A	*	8,796	67,993
Equinix, Inc.	*†	1,343	73,677
First Avenue Networks, Inc.	†	1,550	16,864
Forgent Networks, Inc.	*	1,350	905
General Communication Class A	*	2,517	31,009
Global Crossing, Ltd. (Bermuda)	*†	1,360	24,167
Global Payments, Inc.		4,120	200,026
Goamerica, Inc.	*	24	69
Hickory Tech Corporation		652	4,564
IDT Corporation	*†	679	8,963
IDT Corporation Class B	*	2,900	39,991
Iowa Telecommunications Services, Inc.		2,510	47,489
iPCS, Inc.	†	570	27,531
j2 Global Communications, Inc.	*†	2,554	79,736
LCC International, Inc. Class A	*	1,000	3,730
Leap Wireless International, Inc.	*	2,250	106,763
Level 3 Communications, Inc.	*†	37,448	166,269
Lightbridge, Inc.	*	1,288	16,680
Mastec, Inc.	*	2,049	27,067
NeuStar, Inc. Class A	*	3,490	117,788
NII Holdings, Inc. Class B	*	7,140	402,553
North Pittsburgh Systems, Inc.		1,480	40,789
Novatel Wireless, Inc.	*	2,949	30,611
NTELOS Holdings Corp.	*	1,200	17,340
Primus Telecommunications GP	*	4,516	2,529
RCN Corporation	*†	2,170	54,098
Redback Networks, Inc.	*	3,769	69,123
Rural Cellular Corporation Class A	*	1,266	13,913
SAVVIS, Inc.		408	12,081
SunCom Wireless Holdings, Inc.,—Class A	*	2,699	4,049
SureWest Communications		644	12,442
Talk America Holdings, Inc.	*†	1,398	8,654
Telecommunication Systems, Inc.	*†	1,200	2,868
Telephone & Data Systems, Inc.		2,898	119,977
Telephone & Data Systems, Inc.		2,448	95,227
Time Warner Telecom, Inc. Class A	*†	3,519	52,257
Ubiquitel, Inc.	*	4,079	42,177
US Cellular Corporation	*	921	55,813
West Corporation	*	1,535	73,542
Wireless Facilities, Inc.	*†	2,399	6,597
			2,519,716
Textiles, Clothing & Fabrics—0.8%
Albany International Corporation Class A		1,437	60,914
Brown Shoe Company, Inc.		1,194	40,692
Columbia Sportswear Company	*†	1,053	47,659
Culp, Inc.	*	888	4,342
Deckers Outdoor Corporation	*†	450	17,352
DHB Industries, Inc.	*‡	4,910	3,854
Genesco, Inc.	*	1,421	48,129
Guess ?, Inc.	*	1,575	65,756
Gymboree Corporation	*	1,400	48,664
Iconix Brand Group, Inc.		1,710	27,941
Interface, Inc. Class A	*	3,470	39,732
Kellwood Company		1,171	34,275
K-Swiss, Inc. Class A		1,026	27,394
Mohawk Industries, Inc.	*†	2,811	197,754
Mossimo, Inc.	*	2,807	22,316
Mothers Work, Inc.	*	600	21,030
Oxford Industries, Inc.		956	37,676
Phillips-Van Heusen Corporation		2,257	86,127
Polo Ralph Lauren Corporation		3,063	168,159
Polymer Group Escrow	‡***	1,566	—
Quaker Fabric Corporation	*	2,550	3,468
Quiksilver, Inc.	*	6,280	76,490
Russell Corporation		1,340	24,334
Skechers U.S.A., Inc. Class A	*	1,680	40,505
Sport-Haley, Inc.	*	1,043	5,006
Steven Madden Ltd.		1,593	47,185
Tag-It Pacific, Inc.	*	1,335	894
Tarrant Apparel Group	*	1,107	2,159
Timberland Company Class A	*	3,212	83,833
Warnaco Group, Inc. (The)	*	2,200	41,096
Wolverine World Wide, Inc.		3,299	76,966
			1,401,702
Transportation—2.7%
Alexander & Baldwin, Inc.	†	2,196	97,217
American Commercial Lines, Inc.	*	1,640	98,810
Arctic Cat, Inc.		698	13,618
Arkansas Best Corporation		1,383	69,440
Arlington Tankers Ltd. (Bermuda)		760	17,237
Celadon Group, Inc.	*	1,012	22,304
CH Robinson Worldwide, Inc.		8,872	472,878
Con-way, Inc.		2,760	159,887
Dynamex, Inc.	*	760	16,576
Excel Maritime Carriers, Ltd. (Liberia)	*	1,400	14,490
Expedia, Inc.	*	13,936	208,622
Expeditors International Washington, Inc.		11,074	620,255
Fleetwood Enterprises, Inc.	*	4,000	30,160
Florida East Coast Industries		1,093	57,197
Forward Air Corporation		1,912	77,876
Freightcar America, Inc.		600	33,306
GATX Corporation		2,367	100,598
General Maritime Corporation		1,847	68,265
Genesee & Wyoming, Inc. Class A	*	2,371	84,099
Gulfmark Offshore, Inc.	*	1,000	25,830
Heartland Express, Inc.		4,221	75,514
Hornbeck Offshore Services, Inc.	*	1,340	47,597
HUB Group, Inc. Class A	*	2,580	63,287
JB Hunt Transport Services, Inc.		6,334	157,780
Kansas City Southern	*†	3,954	109,526
Kirby Corporation	*	2,358	93,141
K-Sea Transportation Partners, LP		470	15,111
Laidlaw International, Inc.		5,580	140,616
Landstar System, Inc.	†	3,156	149,058
Maritrans, Inc.		1,140	28,386
Martin Midstream Partners, LP		1,200	36,936
Navigant International, Inc.	*	710	11,381
Old Dominion Freight Line, Inc.	*	1,783	67,023
OMI Corporation	†	4,585	99,265
Overseas Shipholding Group		1,338	79,143
P.A.M. Transportation Services, Inc.	*	1,139	32,906
Pacer International, Inc.		2,275	74,120
Polaris Industries, Inc.		2,090	90,497
Quality Distribution, Inc.	*	914	12,138
RailAmerica, Inc.	*	2,807	29,361
Royal Caribbean Cruises Ltd.		6,770	258,953
Rural/Metro Corporation	*	1,600	11,200
SCS Transportation, Inc.	*	902	24,832
Ship Finance International Ltd. (Bermuda)		1,800	31,158
Sirva, Inc.	*	1,337	8,650

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Swift Transportation Company, Inc. *	3,009	$95,566
Teekay Shipping Corporation (Bahama Islands)	2,350	98,324
Thor Industries, Inc. †	2,026	98,160
Trinity Industries, Inc. †	4,071	164,468
UTI Worldwide, Inc. (Luxembourg)	3,280	82,754
US Shipping Partners, LP	680	14,362
Wabtec Corporation	2,487	93,014
Werner Enterprises, Inc.	2,916	59,107
West Marine, Inc. *†	803	10,824
YRC Worldwide, Inc. *	2,928	123,298
		4,876,121
Transportation Services—0.0%
Velocity Express Corporation *	2	3

Water Companies—0.2%
American States Water Company	920	32,798
Aqua America, Inc.	7,059	160,875
California Water Service Group	965	34,489
Connecticut Water Service, Inc.	500	11,710
Middlesex Water Company †	550	10,406
Pico Holdings, Inc. *	970	31,283
SJW Corporation	1,012	25,755
Southwest Water Company	2,215	26,514
		333,830
Webhosting/Design—0.0%
Terremark Worldwide, Inc. *	3,200	11,520
Verso Technologies, Inc. *	1,619	1,667
		13,187
Wire & Cable Products—0.0%
Insteel Industries, Inc.	1,400	33,880

Wireless Equipment—Communications—0.0%
Terabeam, Inc. *	2,197	4,482

TOTAL COMMON STOCKS
(Cost $124,125,763)		175,411,261

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.730%	09/07/2006	**
(Cost $213,079)			$215,000	213,079

			Shares	Value
WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 2/7/2010		‡***	264	—
Equitex, Inc. Warrants, Expires 2/7/2010		‡***	264	—
(Cost $0)				—

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—19.4%
Institutional Money Market Funds—0.2%
BGI Institutional Fund		††	288,207	288,207

Bank & Certificate Deposits/ Offshore Time Deposits—18.5%
Abbey National PLC
5.100%	07/10/2006	††	1,152,827	1,152,827
Bank Of Montreal
5.290%	08/03/2006	††	432,310	432,310
Bank Of Nova Scotia
5.290%	08/08/2006	††	720,517	720,517
Barclays
5.150%	08/01/2006	††	720,517	720,517
Barton Capital LLC
5.258%	07/07/2006	††	576,413	576,413
Barton Capital LLC
5.120%	07/05/2006	††	570,901	570,901
Calyon
5.300%	08/08/2006	††	720,517	720,517
Canadian Imperial Bank of Commerce
5.310%	07/31/2006	††	432,310	432,310
Clipper Receivables Corp
5.119%	07/05/2006	††	576,413	576,413
Compass Securitization
5.222%	07/14/2006	††	720,517	720,517
CRC Funding LLC
5.282%	07/21/2006	††	282,101	282,101
Credit Suisse First Boston Corporation
5.275%	07/24/2006	††	720,517	720,517
Deutsche Bank
5.250%	07/05/2006	††	576,413	576,413
Dexia Group
5.300%	08/09/2006	††	720,517	720,517
Fairway Finance
5.264%	07/11/2006	††	576,413	576,413
Falcon Asset Securitization Corporation
5.290%	07/24/2006	††	288,207	288,207
Grampian Funding LLC
5.319%	07/21/2006	††	576,413	576,413
Harris NA
5.080%	07/05/2006	††	576,413	576,413
Jupiter Securitization Corporation
5.252%	07/18/2006	††	720,517	720,517
Lexington Parker Cap Comp
5.202%	07/13/2006	††	720,517	720,517
Lexington Parker Cap Comp
5.192%	07/13/2006	††	281,998	281,998
Merrill Lynch & Co
5.303%	07/03/2006	††	4,755,410	4,755,410
Morgan Stanley & Co
5.303%	07/03/2006	††	4,664,206	4,664,206
National Australia Bank
5.290%	07/03/2006	††	1,960,366	1,960,366
Old Line Funding LLC
5.271%	07/12/2006	††	576,413	576,413
Old Line Funding LLC
5.221%	07/05/2006	††	432,310	432,310
Prefco
5.269%	07/18/2006	††	144,103	144,103
Ranger Funding
5.252%	07/27/2006	††	720,517	720,517
Skandinaviska Enskilda Banken AB
5.130%	07/12/2006	††	1,441,033	1,441,033
Svenska Handlesbanken
5.290%	07/03/2006	††	1,012,134	1,012,134

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
The Bank of the West
5.250%	08/07/2006	††	$720,517	$720,517
Three Pillars Funding LLC
5.245%	07/19/2006	††	720,517	720,517
Toronto Dominion Bank
5.300%	07/26/2006	††	576,413	576,413
Toronto Dominion Bank
5.300%	07/31/2006	††	288,207	288,207
UBS AG
5.250%	07/21/2006	††	288,207	288,207
UBS AG
5.250%	08/04/2006	††	576,413	576,413
Wells Fargo
5.210%	07/06/2006	††	864,620	864,620
Wells Fargo
5.170%	07/03/2006	††	1,008,723	1,008,723
				33,413,377
Floating Rate Instruments/Master Notes—0.7%
Bank of America
5.270%	07/14/2006	††	576,413	576,413
HBOS Halifax Bank of Scotland
5.110%	07/10/2006	††	720,517	720,517
				1,296,930
TOTAL CASH EQUIVALENTS
(Cost $34,998,514)				34,998,514

REPURCHASE AGREEMENTS—2.4%
IBT Repurchase Agreement dated 06/30/2006 due 07/03/2006 with a maturity value of $4,244,636 and an effective yield of 4.65% collateralized by a U.S. Government Agency Obligation with a rate of 8.125%, maturity date of 07/25/2016 and a market value of $4,455,141.			4,242,992	4,242,992
TOTAL INVESTMENTS—119.2%
(Cost $163,580,348)				214,865,846
Other assets less liabilities—(19.2%)				(34,556,078)
NET ASSETS—100.0%				$180,309,768

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

***	Security has no market value at 06/30/2006.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—96.0%
Australia—5.1%
ABC Learning Centres, Ltd.	3,700	$17,552
Alinta, Ltd.	2,060	15,937
Alumina Ltd.	11,019	55,185
Amcor Ltd.	9,476	46,921
AMP Ltd.	17,076	115,358
Ansell Ltd.	1,154	8,281
APN News & Media, Ltd.	3,565	13,415
Aristocrat Leisure Ltd.	3,724	35,551
Australia & New Zealand Banking Group Ltd.	17,807	351,518
Australian Gas Light Company Ltd.	3,943	51,236
Australian Stock Exchange Ltd.	1,427	34,503
AXA Asia Pacific Holdings Ltd.	8,327	38,572
Babcock & Brown, Ltd.	1,210	19,386
BHP Billiton Ltd.	33,814	730,225
BHP Steel Ltd.	6,292	37,140
Billabong International, Ltd.	1,530	17,416
Boral Ltd.	5,594	33,819
Brambles Industries Ltd.	9,169	74,845
Caltex Australia, Ltd.	1,090	19,098
Centro Properties Group	6,737	33,435
Challenger Financial Services Group, Ltd.	5,236	12,250
Coca-Cola Amatil Ltd.	4,581	24,091
Cochlear Ltd.	439	17,791
Coles Myer Ltd.	11,152	93,999
Commonwealth Bank of Australia	12,524	411,935
Commonwealth Property Office Fund	28,508	29,420
Computershare Ltd.	3,876	22,552
CSL Ltd.	1,706	67,928
CSR Ltd.	7,472	18,570
DB RREEF Trust	34,466	37,446
DCA Group, Ltd.	5,704	11,801
Downer EDI, Ltd.	2,720	15,005
Foster’s Group Ltd.	18,979	76,935
Futuris Corporation Ltd.	5,023	7,821
Gandel Retail Trust	24,195	33,326
General Property Trust	19,543	62,855
Goodman Fielder, Ltd.	12,355	19,590
Harvey Norman Holdings Ltd.	4,015	11,728
Iluka Resources Ltd.	1,488	7,232
ING Industrial Fund	16,122	26,603
Insurance Australia Group Ltd.	15,096	59,896
Investa Property Group	18,616	30,234
John Fairfax Holdings Ltd.	7,612	21,187
Leighton Holdings Ltd.	1,184	15,236
Lend Lease Corporation Ltd.	3,584	37,172
Lion Nathan Ltd.	2,567	14,839
Macquarie Airports	7,384	16,808
Macquarie Bank Ltd.	2,199	112,390
Macquarie Communications Infrastructure Group	3,831	16,783
Macquarie Goodman Group	11,782	52,433
Macquarie Infrastructure Group	25,036	62,367
Macquarie Office Trust NPV	18,400	18,809
Mayne Group Ltd.	4,793	10,870
Mayne Pharma, Ltd. *	4,793	9,221
Meinl European Land, Ltd. *	1,400	28,498
Mirvac Group	12,567	40,484
Multiplex Group	5,365	13,006
National Australia Bank Ltd.	15,574	404,612
Newcrest Mining Ltd.	2,913	45,680
OneSteel Ltd.	7,510	22,678
Orica Ltd.	3,258	57,768
Origin Energy Ltd.	7,198	39,295
Pacific Brands Ltd.	4,298	6,856
Paladin Resources, Ltd.	5,044	15,409
PaperlinX Ltd.	3,665	8,487
Perpetual Trustees Australia Ltd.	532	28,808
Publishing & Broadcasting Ltd.	2,360	31,856
QBE Insurance Group Ltd.	7,420	112,630
Qantas Airways Ltd.	6,946	15,243
Rinker Group Ltd.	8,392	101,477
Rio Tinto Ltd.	2,811	162,437
Santos Ltd.	5,210	46,814
SFE Corp., Ltd.	1,583	19,479
Sonic Healthcare Ltd.	2,150	22,647
Stockland	12,524	65,227
Suncorp-Metway Ltd.	5,228	74,886
Tabcorp Holdings Ltd.	4,560	51,394
Telstra Corporation Ltd.	22,022	60,086
Toll Holdings Ltd.	4,868	50,700
Transurban Group	7,087	36,536
UNiTAB, Ltd.	1,454	15,925
Wesfarmers Ltd.	3,588	94,011
Westfield Group	14,596	187,622
Westpac Banking Corporation	17,853	307,230
Woodside Petroleum Ltd.	4,375	142,912
Woolworths Ltd.	10,786	161,219
WorleyParsons, Ltd.	1,591	23,754
Zinifex, Ltd.	5,122	38,348
		5,770,530
Austria—0.5%
BetandWin.com Interactive Entertainment AG	100	7,909
Boehler-Uddeholm	576	31,421
Erste Bank der Oesterreichischen Sparkassen AG	1,718	96,465
Flughafen Wien AG	67	5,113
Immoeast Immobilien Anlagen AG	2,964	31,767
IMMOFINANZ Immobilien Anlagen AG *	3,602	39,951
Mayr-Melnhof Karton AG	31	4,989
OMV AG	1,550	92,067
Raiffeisen International Bank Holding AG *	400	34,617
RHI AG *	126	4,073
Telekom Austria AG	3,298	73,339
Verbund-Oesterreichische Elektrizitaetswirtschafts AG Class A	1,510	72,509
Voestalpine AG	231	35,005
Wiener Staedtische Allgemeine Versicherung AG	300	17,623
Wienerberger AG	783	37,114
		583,962
Belgium—1.1%
Agfa Gevaert NV	895	21,644
Barco NV	80	7,383
Bekaert SA	118	11,315
Belgacom SA	1,411	46,740
Cofinimmo	88	15,195
Colruyt SA	113	17,623
Compagnie Maritime Belge SA	135	3,933
Delhaize Group	782	54,115
Dexia	5,081	122,044
D’ieteren NV	21	6,779
Euronav SA Private Equity	162	4,988
Fortis	11,382	387,053

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Groupe Bruxelles Lambert SA	696	$72,766
Interbrew	1,737	85,040
KBC Bancassurance Holding	1,796	192,523
Mobistar SA	227	17,970
Omega Pharma SA	155	10,806
Solvay SA	601	68,972
UCB SA	841	45,426
Umicore	198	26,403
		1,218,718
Bermuda—0.1%
Cheung Kong Infrastructure Holdings Ltd.	5,000	14,453
Frontline Ltd.	465	17,351
Kerry Properties Ltd.	4,000	13,662
Orient Overseas International Ltd.	2,200	7,974
SeaDrill, Ltd.	1,200	15,827
Yue Yuen Industrial Holdings	3,500	9,631
		78,898
Cayman Islands—0.1%
ASM Pacific Technology Ltd.	500	2,441
Foxconn International Holdings, Ltd.	17,000	36,425
Hutchison Telecommunications International Ltd. *	28,000	45,166
		84,032
Denmark—0.7%
AP Moller—Maersk A/S	12	93,508
Bang & Olufsen A/S Class B	79	8,719
Codan A/S	175	12,592
Coloplast A/S Class B	274	20,302
Danisco A/S	452	32,876
Danske Bank A/S	4,197	159,203
DSV DE Sammenslut Vogn A/S	231	38,621
FLS Industries AS Class B	499	18,857
GN Store Nord	2,031	23,282
H. Lundbeck A/S	507	11,544
Jyske Bank	625	36,026
NKT Holding A/S	179	11,182
Novo Nordisk A/S Class B	2,269	144,099
Novozymes A/S Class B	493	33,250
Ostasiatiske Kompagni	186	7,012
Sydbank A/S	700	23,190
Topdanmark A/S *	178	24,715
TrygVesta AS	350	21,792
Vestas Wind Systems A/S *†	1,566	42,852
William Demant Holding *	208	15,514
		779,136
Finland—1.4%
Amer Group	569	11,859
Cargotec Corp.	332	14,506
Elisa Oyj Class A	1,951	37,049
Fortum Oyj	4,090	104,365
KCI Konecranes Oyj	396	7,108
Kesko Oyj Class B	722	27,676
Kone Oyj *	664	27,563
Metso Oyj	1,226	44,343
Neste Oil Oyj	1,122	39,383
Nokia Oyj †	40,768	825,477
Nokian Renkaat OYJ	850	11,143
OKO Bank Class A	1,100	16,150
Orion-Yhtymae Oy Class B	552	10,950
Outokumpu Oyj	1,269	29,627
Rautaruukki Oyj	940	28,269
Sampo Oyj	3,749	71,416
SanomaWSOY Oyj Class B	750	18,009
Stora Enso Oyj Class R	6,046	84,295
Tietoenator Oyj	743	21,415
UPM-Kymmene Oyj	4,870	104,518
Uponor Oyj	478	12,890
Wartsila Oyj Class B	477	20,050
YIT Oyj	1,800	44,003
		1,612,064
France—9.1%
Accor SA	1,900	115,448
Air France	924	21,673
Air Liquide	1,124	218,541
Alcatel SA *†	12,856	161,969
Alstom *	1,041	95,042
Atos Origin *	586	38,261
AXA	16,074	519,646
BNP Paribas	8,036	767,505
Bouygues SA	1,926	98,778
Business Objects SA *	1,011	27,446
Cap Gemini SA *	1,271	72,396
Carrefour SA	5,832	341,167
Casino Guichard Perrachon SA	378	28,686
Cie de Saint-Gobain	2,910	207,400
Cie Generale D’Optique Essilor International SA	1,018	102,269
CNP Assurances	435	41,240
Credit Agricole SA	5,600	212,262
Dassault Systemes SA	456	24,348
France Telecom SA	16,444	350,441
Gaz de France *	1,700	56,931
Gecina SA	146	19,099
Groupe Danone	2,320	294,242
Hermes International	747	65,967
Imerys SA	256	20,429
Klepierre	330	38,164
LVMH Moet Hennessy Louis Vuitton SA	2,395	237,096
Lafarge SA	1,618	202,562
Lagardere S.C.A.	1,132	83,341
L’Oreal SA	2,895	272,946
M6-Metropole Television	680	21,238
Michelin (C.G.D.E.) Class B	1,400	84,014
Neopost SA	339	38,552
PagesJaunes SA	1,032	32,355
Pernod-Ricard †	739	146,189
Peugeot SA †	1,351	83,804
Pinault-Printemps-Redoute SA	629	80,046
Publicis Groupe	1,500	57,871
Renault SA	1,815	194,526
Safran SA †	1,470	31,949
Sanofi-Synthelabo SA	9,751	948,893
Schneider Electric SA	2,119	220,281
SCOR	6,640	14,485
Societe BIC SA	239	15,455
Societe Des Autoroutes Paris-Rhin-Rhone	300	20,590
Societe Generale Class A	3,365	493,471
Societe Television Francaise 1 †	986	32,086
Sodexho Alliance SA	910	43,618
Suez SA	880	11
Suez SA	9,889	410,173
Technip SA	804	44,247
Thales SA	965	37,584
Thomson	2,856	47,137

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Total SA	21,359	$1,401,411
Unibail	458	79,699
Valeo SA	528	18,770
Vallourec	70	84,149
Veolia Environment	3,236	166,766
Vinci SA	1,876	192,684
Vivendi Universal SA	11,210	391,120
Zodiac SA	343	19,223
		10,187,692
Germany—6.5%
Adidas-Salomon AG	2,024	96,530
Allianz AG	3,936	618,990
Altana AG	583	32,332
BASF AG	5,008	401,278
Bayer AG	6,763	310,073
Beiersdorf AG	140	21,059
Bilfinger Berger AG	370	20,059
Carlsberg AS Class B	270	19,703
Celesio AG	479	43,418
Commerzbank AG	5,868	212,592
Continental AG	1,224	124,749
DaimlerChrysler AG	8,851	436,210
Deutsche Bank AG	4,989	560,001
Deutsche Boerse AG	1,045	141,985
Deutsche Lufthansa AG	2,194	40,280
Deutsche Post AG	6,649	177,944
Deutsche Postbank AG †	470	33,739
Deutsche Telekom AG	26,503	425,178
Douglas Holding AG	278	12,815
Fresenius Medical Care AG	612	70,293
Heidelberger Druckmaschinen	500	22,651
Hochtief AG	500	27,765
Hypo Real Estate Holding	1,293	78,346
Infineon Technologies AG *	7,297	81,105
IVG Immobilien AG	800	24,103
KarstadtQuelle AG *†	380	10,053
Linde AG	790	60,727
Man AG	1,329	95,970
Merck AG *	462	41,887
Metro AG	1,377	77,823
MLP AG	575	11,816
Muenchener Rueckversicherungs AG	1,827	248,840
Premiere AG	870	8,431
Puma AG Rudolf Dassler Sport *	131	50,783
Rheinmetall AG	390	27,068
RWE AG	4,329	358,825
Salzgitter AG	432	36,452
SAP AG †	2,151	451,689
Siemens AG	8,200	711,454
Solarworld AG	380	23,769
Suedzucker AG	374	8,275
ThyssenKrupp AG	3,382	115,463
TUI AG †	2,646	52,380
E.ON AG	6,033	692,658
Volkswagen AG †	1,842	128,777
Wincor Nixdorf AG	150	19,114
		7,265,452
Gibraltar—0.0%
PartyGaming PLC	10,700	22,865
Greece—0.5%
Alpha Bank AE	3,694	92,052
Coca Cola Hellenic Bottling Company SA	940	27,956
Cosmote Mobile Communications SA	860	19,396
EFG Eurobank Ergasias SA	1,872	52,062
Emporiki Bank of Greece SA *	600	20,769
Folli-Follie SA	100	2,334
Germanos SA	420	10,033
Hellenic Petroleum SA	890	11,793
Hellenic Technodomiki Tev SA	480	4,610
Hellenic Telecommunications Organization SA *	2,130	46,860
Intracom SA	500	3,314
National Bank of Greece SA	3,220	124,123
OPAP SA	1,960	71,144
Piraeus Bank SA *	1,875	44,478
Public Power Corporation	810	19,139
Technical Olympic SA	500	2,244
Titan Cement Company SA	500	23,448
Viohalco	930	8,490
		584,245
Hong Kong—1.5%
Bank of East Asia Ltd.	14,200	58,486
BOC Hong Kong Holdings Ltd.	37,500	73,413
Cathay Pacific Airways Ltd.	18,000	31,490
Cheung Kong Holdings Ltd.	14,000	151,874
CLP Holdings Ltd.	17,000	99,464
Esprit Holdings Ltd.	9,500	77,636
Giordano International Ltd.	10,000	4,735
Hang Lung Properties Ltd.	17,000	30,531
Hang Seng Bank Ltd.	7,600	96,233
Henderson Land Development	6,000	31,198
Hong Kong & China Gas	36,000	79,111
Hong Kong Exchanges and Clearing Ltd.	10,000	64,381
Hong Kong Electric Holdings	11,500	52,087
Hopewell Holdings Ltd.	5,000	14,107
Hutchison Whampoa Ltd.	20,000	182,599
Hysan Development Company Ltd.	7,000	19,752
Johnson Electric Holdings Ltd.	10,000	7,286
Kingboard Chemicals Holdings Company Ltd.	7,500	21,132
Li & Fung Ltd.	17,600	35,667
Link REIT *	25,000	50,066
Melco International Development	7,000	17,605
MTR Corporation	11,000	26,627
New World Development Ltd.	26,600	43,930
PCCW Ltd.	28,000	20,009
Shangri-La Asia Ltd.	10,000	19,275
Shun TAK Holdings, Ltd.	12,000	15,717
Sino Land Company	8,000	12,795
Sun Hung Kai Properties Ltd.	14,000	142,903
Swire Pacific Ltd. Class A	9,500	98,043
Techtronic Industries Company	14,500	19,613
Television Broadcasts Ltd.	2,000	12,368
Wharf Holdings Ltd.	10,000	35,573
Wing Hang Bank, Ltd.	2,000	17,554
		1,663,260

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Ireland—0.8%
Allied Irish Banks PLC	8,021	$191,713
Bank of Ireland	8,938	158,652
C&C Group PLC	700	6,068
C&C Group PLC	2,580	22,380
CRH PLC	5,109	166,119
DCC PLC	599	14,385
Depfa Bank PLC	3,341	55,264
Elan Corporation PLC *	4,299	71,414
Fyffes PLC	2,423	4,277
Grafton Group PLC	2,898	36,467
Greencore Group PLC	1,189	5,597
IAWS Group PLC	990	17,472
Independent News & Media PLC	7,139	20,870
Irish Life & Permanent PLC	2,562	60,883
Kerry Group PLC Class A	1,659	35,620
Kingspan Group PLC	893	15,575
		882,756
Italy—3.6%
Alleanza Assicurazioni SpA	4,024	45,568
Arnoldo Mondadori Editore SpA	910	8,762
Assicurazioni Generali SpA	9,319	338,470
Autogrill SpA	999	15,369
Autostrade SpA	2,698	75,742
Banca Fideuram SpA	2,548	14,801
Banca Intesa SpA	36,369	211,945
Banca Intesa SpA	7,771	42,016
Banca Monte dei Paschi di Siena SpA	10,085	60,581
Banca Popolare di Milano Scrl †	4,385	55,756
Banche Popolari Unite Scrl	3,171	82,011
Banco Popolare di Verona e Novara Scrl	3,500	93,656
Benetton Group SpA	478	7,140
Bulgari SpA †	1,022	11,563
Capitalia SpA	15,727	128,666
Enel SpA †	41,921	360,213
ENI-Ente Nazionale Idrocarburi SpA †	25,209	739,566
Fiat SpA *	5,221	69,213
Finmeccanica SpA	3,222	71,395
Fondiaria-Sai SpA	790	32,221
Gruppo Editoriale L’Espresso SpA	1,158	6,171
Italcementi SpA	483	12,191
Lottomatica SpA	540	20,437
Luxottica Group SpA	1,102	29,833
Mediaset SpA	6,944	81,713
Mediobanca SpA	4,502	87,961
Mediolanum SpA	3,095	21,695
Pirelli & C SpA	36,491	31,685
Sanpaolo IMI SpA	10,392	183,499
Seat Pagine Gialle SpA *	29,520	13,709
Snam Rete Gas SpA	9,347	41,021
Telecom Italia RNC	56,499	145,641
Telecom Italia SpA †	104,354	290,072
Terna SpA	10,701	28,491
Tiscali SpA *	1,909	5,656
UniCredito Italiano SpA †	75,666	591,073
		4,055,502
Japan—23.7%
77 Bank Ltd. (The)	3,000	20,829
Access Co., Ltd.	2	14,333
Acom Company Ltd.	590	31,995
Aderans Company Ltd.	500	13,480
Advantest Corporation	700	71,535
Aeon Company Ltd.	6,100	133,920
Aeon Credit Service Company Ltd.	900	21,899
Aiful Corporation	825	43,982
Aisin Seiki Company Ltd.	1,700	50,548
Ajinomoto Company Inc.	6,000	66,460
Alfresa Holdings Corporation	200	12,420
All Nippon Airways Company Ltd.	6,000	23,064
Alps Electric Company Ltd.	2,000	24,986
Amada Company Ltd.	3,000	31,478
Amano Corporation	1,000	14,865
Aoyama Trading Company Ltd.	400	12,519
Arrk Corp.	700	16,486
Asahi Breweries Ltd.	3,100	43,479
Asahi Glass Company Ltd.	9,000	114,148
Asahi Kasei Corporation	12,000	78,421
Asatsu-DK, Inc.	200	6,463
Asics Corp.	1,000	10,208
Autobacs Seven Company Ltd.	200	8,708
Bank of Fukuoka Ltd.	5,000	38,011
Bank of Kyoto, Ltd. (The)	2,000	21,661
Bank of Yokohama Ltd. (The)	11,000	84,929
Benesse Corporation	500	17,244
Bridgestone Corporation	6,000	115,660
Canon Sales Co., Inc.	900	18,540
Canon, Inc.	10,500	514,238
Casio Computer Company Ltd.	2,400	45,840
Central Glass Company Ltd.	2,000	11,892
Central Japan Railway Company	14	139,383
Chiba Bank Ltd. (The)	7,000	65,418
Chiyoda Corp.	2,000	40,889
Chubu Electric Power Company, Inc.	6,200	167,348
Chugai Pharmaceutical Company Ltd.	2,600	53,052
Circle K Sunkus Company Ltd.	300	6,481
Citizen Watch Company Ltd.	3,000	27,129
Coca-Cola West Japan Company Ltd.	300	6,353
COMSYS Holdings Corporation	1,000	12,363
Credit Saison Company Ltd.	1,400	66,287
CSK Corp.	500	22,810
KDDI Corporation	22	135,301
Dai Nippon Printing Company Ltd.	6,000	92,707
Daicel Chemical Industries Ltd.	3,000	24,580
Daido Steel Co., Ltd.	3,000	23,558
Daifuku Co., Ltd.	1,000	16,506
Daiichi Sankyo Co., Ltd.	7,002	192,571
Daikin Industries Ltd.	2,200	76,211
Daimaru, Inc.	2,000	26,458
Dainippon Ink & Chemical, Inc.	6,000	22,543
Dainippon Screen Manufacturing Company Ltd.	2,000	18,292
Daito Trust Construction Company Ltd.	900	49,893
Daiwa House Industry Company Ltd.	5,000	79,901
Daiwa Securities Group, Inc.	12,000	142,890
Denki Kagaku Kogyo KK	6,000	24,970
Denso Corporation	5,000	163,573
Dentsu, Inc.	16	44,244
Dowa Mining Company Ltd.	3,000	26,647
E*Trade Securities Co., Ltd.	12	16,015
East Japan Railway Company	33	245,170
Ebara Corporation	2,000	8,541
EDION Corp.	900	17,885
Eisai Company Ltd.	2,400	108,029
Electric Power Development Company	1,440	54,844

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Elpida Memory, Inc.	600	$22,560
Familymart Company Ltd.	600	17,289
Fanuc Ltd.	1,700	152,594
Fast Retailing Company Ltd.	500	40,895
Fuji Electric Holdings Company Ltd.	4,000	20,934
Fuji Photo Film Company Ltd.	4,600	154,319
Fuji Soft ABC, Inc.	200	6,610
Fujikura Ltd.	4,000	44,125
Fujitsu Ltd.	17,000	131,662
Furukawa Electric Company Ltd. (The)	6,000	38,821
Glory, Ltd.	800	15,399
Goodwill Group, Inc. (The)	12	8,873
Gunma Bank Ltd.	3,000	22,308
Gunze Ltd.	2,000	11,912
Hakuhodo DY Holdings, Inc.	200	14,720
Hankyu Department Stores, Inc.	1,000	7,753
Hanshin Electric Railway Co., Ltd.	1,000	7,125
Haseko Corp.	8,000	27,190
Hikari Tsushin, Inc.	200	10,808
Hino Motors Ltd.	2,000	11,635
Hirose Electric Company Ltd.	330	40,081
Hitachi Cable Ltd.	1,000	4,634
Hitachi Chemical Company Ltd.	900	23,592
Hitachi Construction Machinery Company Ltd.	1,000	24,108
Hitachi Credit Corporation	400	6,997
Hitachi High-Technologies Corp.	700	21,312
Hitachi Ltd.	33,000	217,869
Hokkaido Electric Power Company, Inc.	1,800	42,708
Hokugin Financial Group, Inc.	12,000	50,041
Honda Motor Company Ltd.	15,200	482,478
House Foods Corporation	500	7,553
Hoya Corporation	4,000	142,301
Ibiden Co., Ltd.	1,200	57,704
Index Corp.	9	8,903
Inpex Holdings, Inc.	8	70,555
Isetan Company Ltd.	1,400	23,827
Ishikawajima-Harima Heavy Industries Company Ltd.	11,000	34,819
Ito En Ltd.	800	29,225
Itochu Corporation	14,000	123,127
Itochu Techno-Science Corporation	300	13,830
Jafco Company Ltd. *	400	24,047
Japan Airlines System Corporation *†	5,000	12,533
Japan Prime Realty Investment Corp. REIT	5	15,032
Japan Real Estate Investment Corporation REIT	4	35,614
Japan Retail Fund Investment Corporation REIT	2	15,723
Japan Steel Works, Ltd. (The)	4,000	27,411
Japan Tobacco, Inc.	44	160,575
JFE Holdings, Inc.	5,500	233,354
JGC Corporation	2,000	34,408
Joyo Bank Ltd.	6,000	36,455
JSR Corporation	1,700	43,002
Kajima Corporation	9,000	41,273
Kaken Pharmaceutical Company Ltd.	1,000	7,500
Kamigumi Company Ltd.	2,000	15,195
Kaneka Corporation	3,000	27,257
Kansai Electric Power Company, Inc. (The)	7,200	160,999
Kansai Paint Company Ltd.	2,000	15,983
Kao Corporation	5,000	130,786
Katokichi Company Ltd.	900	9,054
Kawasaki Heavy Industries Ltd.	13,000	43,773
Kawasaki Kisen Kaisha Ltd. †	6,000	34,705
Keihin Electric Express Railway Company Ltd.	4,000	28,301
Keio Electric Railway Company Ltd.	5,000	32,380
Keisei Electric Railway Co., Ltd.	2,000	11,286
Keyence Corporation	330	84,144
Kikkoman Corporation	2,000	24,909
Kinden Corporation	1,000	8,565
Kinki Nippon Railway Company Ltd.	15,000	49,993
Kirin Brewery Company Ltd.	8,000	125,762
KK DaVinci Advisors	13	12,861
Kobe Steel Ltd.	25,000	78,211
Kokusai Securities Company Ltd.	3,000	38,881
Kokuyo Company Ltd.	700	11,693
Komatsu Ltd.	9,000	178,966
Komori Corporation	430	9,154
Konami Corporation	1,200	26,478
Konica Corporation *	4,500	56,900
Kose Corporation	400	12,586
Koyo Seiko Company Ltd.	2,000	38,650
Kubota Corporation	10,000	95,073
Kuraray Company Ltd.	4,000	44,742
Kuraya Sanseido, Inc.	1,400	24,982
Kurita Water Industries Ltd.	1,500	30,795
Kyocera Corporation	1,500	116,261
Kyowa Hakko Kogyo Company Ltd.	3,000	20,209
Kyushu Electric Power Company Inc.	3,600	83,655
Lawson, Inc.	500	18,209
Leopalace21 Corporation	1,000	34,425
Mabuchi Motor Company Ltd.	400	23,892
Makita Corporation	1,000	31,514
Marubeni Corporation	13,000	69,420
Marui Company Ltd.	2,800	43,640
Matsui Securities Co., Ltd. *	1,100	10,428
Matsumotokiyoshi Company Ltd.	300	7,608
Matsushita Electric Industrial Company Ltd.	19,000	400,868
Matsushita Electric Works Ltd.	4,000	44,464
Meiji Dairies Corporation	2,000	13,956
Meiji Seika Kaisha Ltd.	2,000	10,186
Meitec Corporation	300	9,774
Millea Holdings, Inc.	14	260,427
Minebea Company Ltd.	3,000	16,348
Mitsubishi Chemical Holdings Corp. *	12,000	74,972
Mitsubishi Corporation	13,200	264,192
Mitsubishi Electric Corporation	18,000	144,189
Mitsubishi Estate Company Ltd.	11,000	233,931
Mitsubishi Gas Chemical Company, Inc.	4,000	45,978
Mitsubishi Heavy Industries Ltd.	32,000	138,160
Mitsubishi Logistics Corporation	1,000	15,623
Mitsubishi Materials Corporation	8,000	34,194
Mitsubishi Rayon Company Ltd.	5,000	40,713
Mitsubishi UFJ Financial Group, Inc.	84	1,176,684
Mitsui & Company Ltd.	15,000	211,935
Mitsui Chemicals, Inc.	6,000	39,185
Mitsui Engineering & Shipbuilding Company Ltd.	6,000	18,374
Mitsui Fudosan Company Ltd.	8,000	173,741
Mitsui Mining & Smelting Company Ltd.	6,000	35,481

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Mitsui O.S.K. Lines Ltd.	10,000	$68,048
Mitsui Sumitomo Insurance Company Ltd.	12,000	150,415
Mitsui Trust Holdings, Inc.	5,000	59,854
Mitsukoshi Ltd.	3,000	13,716
Mitsumi Electric Company Ltd.	400	4,730
Mizuho Financial Group, Inc.	93	788,169
Murata Manufacturing Company Ltd.	1,900	123,367
NEC Corporation	19,000	101,265
NTT DoCoMo, Inc.	183	267,549
Namco Bandai Holdings, Inc.	2,250	34,251
NEC Electronics Corporation *	300	9,612
NET One Systems Company Ltd.	4	7,456
NGK Insulators Ltd.	3,000	35,104
NGK Spark Plug Company Ltd.	2,000	40,203
NHK Spring Co., Ltd.	2,000	23,019
Nichirei Company	2,000	10,700
Nidec Corporation	1,000	71,695
Nikko Cordial Corporation	7,500	95,751
Nikon Corporation †	3,000	52,447
Nintendo Company Ltd.	1,000	167,905
Nippon Building Fund, Inc. REIT	5	48,413
Nippon Electric Glass Company Ltd.	2,000	40,042
Nippon Express Company Ltd.	7,000	37,848
Nippon Kayaku Company Ltd.	3,000	24,997
Nippon Light Metal Company Ltd.	3,000	8,219
Nippon Meat Packers, Inc.	2,000	23,172
Nippon Mining Holdings, Inc.	7,500	63,263
Nippon Oil Corporation	12,000	87,744
Nippon Sanso Corporation	2,000	15,855
Nippon Sheet Glass Company Ltd.	3,000	16,681
Nippon Shokubai Company Ltd.	1,000	12,239
Nippon Steel Corporation *	60,000	227,211
Nippon Telegraph & Telephone Corporation	51	248,838
Nippon Unipac Holding	10	40,866
Nippon Yusen Kabushiki Kaisha	10,000	65,035
Nishimatsu Construction Company Ltd.	2,000	7,454
Nishi-Nippon City Bank, Ltd. (The)	4,000	19,159
Nissan Chemical Industries Ltd.	2,000	24,974
Nissan Motor Company Ltd.	22,100	241,156
Nisshin Seifun Group, Inc.	2,200	24,534
Nisshin Steel Company Ltd.	8,000	25,736
Nisshinbo Industries, Inc.	1,000	10,934
Nissin Food Products Company Ltd.	1,100	38,824
Nitori Company Ltd.	300	14,590
Nitto Denko Corporation	1,500	106,792
NOK Corporation	1,100	31,918
Nomura Holdings, Inc.	17,200	322,799
Nomura Real Estate Office Fund, Inc. REIT	2	15,829
Nomura Research Institute Ltd.	270	33,379
NSK Ltd.	4,000	33,184
NTN Corporation	4,000	31,667
NTT Data Corporation	13	56,365
NTT Urban Development Corp.	2	15,647
Obayashi Corporation	6,000	41,233
Obic Company Ltd.	100	20,179
Odakyu Electric Railway Company Ltd.	6,000	38,655
Oji Paper Company Ltd.	8,000	45,482
Oki Electric Industry Company Ltd.	4,000	9,418
Okuma Corp.	2,000	22,585
Okumura Corporation	2,000	11,094
Olympus Corporation	2,000	53,446
Omron Corporation	2,000	50,859
Onward Kashiyama Company Ltd.	2,000	30,755
Oracle Corporation	300	14,038
Oriental Land Company Ltd.	400	22,506
ORIX Corporation	840	204,827
Osaka Gas Company Ltd.	19,000	61,054
OSG Corp.	900	15,152
Otsuka Corp.	200	22,538
Park24 Co., Ltd.	600	17,708
Pioneer Corporation	1,200	19,318
Promise Company Ltd.	710	41,110
Q.P. Corporation	800	7,593
Rakuten, Inc.	56	33,340
Resona Holdings, Inc. *	42	132,551
Ricoh Company Ltd.	7,000	137,222
Rinnai Corporation	300	7,954
Rohm Company Ltd.	1,000	89,431
Round One Corp.	4	14,283
Ryohin Keikaku Company Ltd.	200	16,433
Sanken Electric Company Ltd.	1,000	12,704
Sankyo Company Ltd.	600	38,058
Santen Pharmaceutical Company Ltd.	700	16,631
Sanwa Shutter Corporation	1,000	5,887
Sanyo Electric Company Ltd.	18,000	38,666
Sapporo Breweries Ltd.	4,000	20,230
Sapporo Hokuyo Holdings, Inc.	3	31,657
SBI Holdings, Inc.	70	30,929
Secom Company Ltd.	2,000	94,474
Sega Sammy Holdings, Inc.	1,848	68,472
Seiko Epson Corporation	1,300	35,374
Seino Transportation Company Ltd.	1,000	10,561
Sekisui Chemical Company Ltd.	4,000	34,535
Sekisui House Ltd.	5,000	68,565
Seven & I Holdings Co., Ltd.	7,540	248,429
Sharp Corporation	10,000	157,978
Shimachu Company Ltd.	600	15,676
Shimamura Company Ltd.	200	21,928
Shimano, Inc.	1,000	30,567
Shimizu Corporation	6,000	33,561
Shin-Etsu Chemical Company Ltd.	3,800	206,540
Shinko Electric Industries	800	23,191
Shinko Securities Co., Ltd.	4,000	16,935
Shinsei Bank Ltd.	13,000	82,334
Shionogi & Company Ltd.	3,000	53,527
Shiseido Company Ltd.	4,000	78,426
Shizuoka Bank Ltd.	5,000	53,915
Shohkoh Fund & Company Ltd.	70	15,932
Showa Denko KK	9,000	40,033
Showa Shell Sekiyu KK	1,400	16,435
Skylark Company Ltd.	500	10,934
SMC Corporation	500	70,786
Softbank Corporation *†	7,300	163,571
Sojitz Corporation *	4,400	17,386
Sompo Japan Insurance, Inc.	8,000	111,563
Sony Corporation	9,700	427,374
Stanley Electric Company Ltd.	1,400	28,924
Sumco Corp.	400	22,806
Sumitomo Bakelite Company Ltd.	2,000	18,801
Sumitomo Chemical Company Ltd.	14,000	116,737
Sumitomo Corporation	10,000	132,111
Sumitomo Electric Industries Ltd.	6,800	99,533
Sumitomo Heavy Industries Ltd.	5,000	46,167
Sumitomo Metal Industries Ltd.	38,000	156,890
Sumitomo Metal Mining Company Ltd.	5,000	65,473

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Sumitomo Mitsui Financial Group, Inc.	57	$603,199
Sumitomo Osaka Cement Company Ltd.	4,000	12,309
Sumitomo Realty & Development Company Ltd.	4,000	98,632
Sumitomo Rubber Industries, Inc.	1,900	20,911
Sumitomo Titanium Corp.	100	15,863
Sumitomo Trust & Banking Company Ltd. (The)	12,000	131,286
Suruga Bank Ltd. (The)	2,000	27,062
Suzuken Company Ltd.	960	38,059
T&D Holdings, Inc.	2,200	177,235
TDK Corporation	1,300	98,499
Taiheiyo Cement Corporation	9,000	33,192
Taisei Corporation	9,000	32,858
Taisho Pharmaceutical Company Ltd.	1,300	25,464
Taiyo Yuden Company Ltd.	1,000	12,682
Takara Holdings, Inc.	2,000	11,682
Takashimaya Company Ltd.	3,000	37,648
Takeda Chemical Industries Ltd.	8,620	536,200
Takefuji Corporation	1,040	61,946
Tanabe Seiyaju Company Ltd.	2,000	24,646
Teijin Ltd.	8,000	50,802
Terumo Corporation	1,500	50,065
THK Company Ltd.	1,000	29,840
TIS, Inc.	300	8,388
Tobu Railway Company Ltd.	8,000	38,130
Toda Corporation	2,000	9,661
Toho Company Ltd.	1,200	24,003
Toho Titanium Co., Ltd.	300	16,226
Tohoku Electric Power Company Inc.	4,000	87,648
Tokai Rika Co., Ltd.	700	15,436
Tokuyama Corp.	2,000	29,739
Tokyo Broadcasting System	200	4,813
Tokyo Electric Power Company, Inc. (The)	11,200	309,237
Tokyo Electron Ltd.	1,500	104,743
Tokyo Gas Company Ltd. †	21,000	98,899
Tokyo Seimitsu Company Ltd.	400	20,749
Tokyo Steel Manufacturing Co., Ltd.	1,300	28,469
Tokyo Style Company Ltd.	1,000	11,895
Tokyo Tatemono Co., Ltd.	2,000	21,435
Tokyu Corporation †	10,000	58,455
Tokyu Land Corporation	4,000	31,142
TonenGeneral Sekiyu KK †	3,000	30,833
Toppan Printing Company Ltd.	6,000	67,700
Toray Industries, Inc.	13,000	112,740
Toshiba Corporation	27,000	176,172
Tosoh Corporation	4,000	15,940
Tostem Inax Holding Corporation	2,900	60,923
Toto Ltd.	3,000	28,618
Toyo Seikan Kaisha Ltd.	1,600	29,029
Toyo Suisan Kaisha Ltd.	1,000	15,654
Toyobo Company Ltd.	4,000	11,330
Toyoda Gosei Company Ltd.	500	10,039
Toyota Industries Corporation	2,000	79,009
Toyota Motor Corporation	27,900	1,457,155
Toyota Tsusho Corp.	2,000	48,027
Trend Micro, Inc.	1,000	33,736
Ube Industries Ltd.	9,000	26,035
Uni-Charm Corporation	500	27,624
Uniden Corp.	1,000	11,094
UNY Company Ltd.	2,000	29,476
Ushio, Inc.	1,000	21,128
USS Company Ltd.	200	13,208
Wacoal Corp.	1,000	13,984
West Japan Railway Company	17	70,443
Yahoo Japan Corporation	152	80,499
Yakult Honsha Company Ltd.	1,000	27,137
Yamada Denki Company Ltd.	700	71,270
Yamaha Corporation	1,400	26,303
Yamaha Motor Company Ltd.	1,800	47,130
Yamanouchi Pharmaceutical Company Ltd.	5,375	197,446
Yamato Transport Company Ltd.	4,000	70,929
Yamazaki Baking Company Ltd.	1,000	8,954
Yaskawa Electric Corp. *	2,000	23,289
Yokogawa Electric Corporation	2,000	28,547
Zeon Corporation	2,000	23,841
		26,615,886
Luxembourg—0.3%
Arcelor	4,870	235,408
Arcelor NPV	448	21,737
Stolt Offshore SA *	1,569	23,973
		281,118
Netherlands—4.6%
ABN AMRO Holding NV	17,609	481,654
ASM Lithography Holdings NV *	4,761	96,154
Aegon NV	13,445	229,244
Akzo Nobel NV	2,548	137,079
Buhrmann NV	1,100	15,929
Corio NV	334	20,752
DSM NV	1,430	59,423
Euronext NV	853	79,943
European Aeronautic Defense and Space Company †	3,116	89,278
Fugro NV	580	24,956
Getronics NV	1,442	15,470
Hagemeyer NV *	5,005	23,029
Heineken NV	2,307	97,630
ING Groep NV	18,152	711,740
James Hardie Industries NV	4,228	24,094
Royal KPN NV	18,953	212,735
Koninklijke Ahold NV *	14,802	128,027
Koninklijke Philips Electronics NV	12,277	382,002
Oce NV	599	8,784
Qiagen NV *†	1,090	14,676
Randstad Holding NV	420	24,579
Reed Elsevier NV	6,621	99,118
Rodamco Europe NV	552	54,028
Royal Dutch Shell PLC—Class A	38,042	1,277,733
Royal Numico NV *	1,613	72,262
SBM Offshore NV	1,476	39,236
STMicroelectronics NV	6,765	108,508
TNT NV	3,934	140,580
Unilever NV	16,678	377,246
Vedior NV	1,538	32,240
Wereldhave NV	171	16,592
Wolters Kluwer NV	2,489	58,686
		5,153,407
New Zealand—0.1%
Auckland International Airport Ltd.	8,084	10,669
Contact Energy Ltd.	2,322	10,052
Fisher & Paykel Appliances Holdings Ltd.	1,564	4,384
Fisher & Paykel Healthcare Corporation	3,856	10,116
Fletcher Building Ltd.	4,375	24,334

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Sky City Entertainment Group Ltd.	3,619	$11,876
Sky Network Television Ltd.	1,544	5,395
Telecom Corporation of New Zealand Ltd. †	20,980	51,571
Tower Ltd. *	1,898	3,969
Vector Ltd. *	1,296	1,922
Warehouse Group Ltd.	1,485	4,478
Waste Management NZ Ltd. ‡	778	4,087
		142,853
Norway—0.7%
Aker Kvaerner ASA	240	22,522
DET Norske Oljeselskap	7,200	14,454
DNB NOR ASA	6,578	81,749
Norsk Hydro ASA	6,440	170,773
Norske Skogindustrier ASA	2,416	35,388
Orkla ASA	1,794	83,025
Petrojarl ASA	564	3,714
Petroleum Geo-Services ASA *	564	34,163
ProSafe ASA	320	19,540
Schibsted ASA	967	25,735
Statoil ASA	6,034	171,972
Storebrand	2,060	21,259
Tandberg ASA	985	8,138
Telenor ASA	6,900	83,348
TGS Nopec Geophysical Co. ASA	400	7,087
Tomra Systems ASA	1,398	11,337
Yara International ASA †	2,625	34,983
		829,187
Portugal—0.3%
Banco BPI SA	2,502	19,005
Banco Comercial Portugues SA Class R	17,800	50,506
Banco Espirito Santo SA *	2,116	28,483
Brisa-Auto Estradas de Portugal SA	2,875	29,921
Cimpor Cimentos de Portugal SA	1,457	9,691
Electricidade de Portugal SA	17,328	68,071
Jeronimo Martins SGPS SA	328	5,596
Portugal Telecom SGPS SA	7,601	91,620
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	624	7,212
Sonae SGPS SA	7,461	11,144
		321,249
Singapore—0.7%
Allgreen Properties Ltd.	4,000	3,190
Ascendas Real Estate Investment Trust REIT	7,300	8,880
Capitaland Ltd.	8,000	22,820
CapitaMall Trust REIT	5,000	6,691
Chartered Semiconductor Manufacturing Ltd. *	7,000	6,067
City Developments Ltd.	5,000	29,641
ComfortDelgro Corporation Ltd.	15,000	14,509
Creative Technology Ltd	400	2,224
DBS Group Holdings Ltd.	10,000	114,213
Fraser and Neave, Ltd.	10,000	25,341
Jardine Cycle & Carriage Ltd.	1,000	6,321
Keppel Corporation Ltd.	5,000	46,486
Keppel Land Ltd.	4,000	10,242
Neptune Orient Lines Ltd.	4,000	4,583
Oversea-Chinese Banking Corp.	21,600	90,060
Parkway Holdings Ltd.	3,000	4,694
SembCorp Industries, Ltd.	10,340	21,188
SembCorp Marine Ltd.	4,000	7,597
Singapore Airlines Ltd.	5,000	40,100
Singapore Exchange Ltd.	6,000	13,308
Singapore Land Ltd.	1,000	3,973
Singapore Post Ltd.	10,000	6,824
Singapore Press Holdings Ltd.	13,500	35,141
Singapore Technologies Engineering Ltd.	12,000	21,942
Singapore Telecommunications Ltd.	69,220	111,144
SMRT Corp Ltd.	6,000	4,242
ST Assembly Test Services Ltd. *	7,000	4,447
Suntec REIT	5,000	3,915
United Overseas Bank Ltd.	10,000	98,424
United Overseas Land Ltd.	3,000	5,432
Venture Corporation Ltd.	2,000	13,407
		787,046
Spain—3.8%
Abertis Infraestructuras SA	2,325	54,389
Acciona SA	264	40,911
Acerinox SA	1,463	25,340
ACS Actividades Construccion y Servicios	2,323	96,685
Altadis SA	2,733	128,895
Antena 3 de Television SA	1,163	26,533
Banco Bilbao Vizcaya Argentaria SA	32,849	675,124
Banco Popular Espanol SA	7,963	118,589
Banco Santander Central Hispano SA	57,509	839,326
Cintra Concesiones de Infraestructuras de Transporte SA *	1,515	19,756
Corporacion Mapfre SA	836	15,419
Ebro Puleva SA	982	20,125
Endesa SA	9,285	322,215
Fadesa SA	570	19,498
Fomento de Construcciones Y Contratas SA	370	28,080
Gamesa Corporation Tecnologica SA	1,999	42,733
Gas Natural SDG SA	1,913	58,350
Grupo Ferrovial SA	575	43,798
Iberdrola SA	7,584	260,684
Iberia Lineas Aereas de Espana	3,530	9,096
Inditex SA	2,220	93,478
Indra Sistemas SA	1,576	30,884
Inmobiliaria Colonial	280	22,207
Metrovacesa SA	558	50,325
NH Hoteles SA	1,493	26,729
Promotora de Informaciones SA	1,051	16,836
Repsol YPF SA	8,946	255,884
Sacyr Vallehermoso SA	976	32,555
Sacyr Vallehermoso SA, Temporary Shares ‡	36	1,201
Sociedad General de Aguas de Barcelona SA Class B	937	25,986
Sogecable SA *	245	7,024
Telefonica Publicidad e Informacion SA	2,406	25,998
Telefonica SA	43,201	717,244
Union Fenosa SA	1,695	65,549
Zeltia SA	1,200	8,807
		4,226,253
Sweden—2.2%
Alfa Laval AB	908	27,225
Assa Abloy AB Class B	3,382	56,731
Atlas Copco AB—Class A	3,347	92,967
Atlas Copco AB—Class B	1,806	46,878

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Axfood AB	275	$7,891
Billerud AB	333	4,399
Boliden AB	2,800	51,356
Capio AB *	590	10,559
Castellum AB	1,188	12,135
D Carnegie AB	350	6,389
Electrolux AB Class B	2,441	35,122
Elekta AB—Class B	525	8,866
Eniro AB	1,320	13,843
Fabege AG *	650	12,073
Getinge AB	1,588	26,942
Hennes & Mauritz AB Class B	4,446	171,718
Hoganas AB Class B	196	4,859
Holmen AB Class B	441	17,749
Husqvarna AB	2,441	29,350
Kungsleden AB	1,110	12,976
Lundin Petroleum AB *	1,245	15,030
Modern Times Group AB, Redemption Shares ‡	430	1,469
Modern Times Group AB— Class B	430	22,543
Nobia AB	600	19,439
Nordea Bank AB	21,240	252,625
OMHEX AB *	585	10,424
Oriflame Cosmetics SA SDR	210	6,967
Sandvik AB	9,365	108,701
SAS AB *	478	5,013
Scania AB Class B	904	40,952
Securitas AB Class B	3,488	66,721
Skandinaviska Enskilda Banken AB Class A	4,330	102,874
Skanska AB Class B	3,312	50,931
SKF AB	3,932	61,854
Ssab Svenskt Stal AB—Class A	1,401	27,812
Ssab Svenskt Stal AB—Class B	669	12,591
Svenska Cellulosa AB Class B	1,710	70,420
Svenska Handelsbanken AB Class A	4,906	126,066
Swedish Match AB	2,919	46,899
Tele2 AB—Class B	2,595	26,153
Telefonaktiebolaget LM Ericsson Class B	144,171	474,585
TeliaSonera AB	17,429	98,606
Trelleborg AB Class B	695	11,823
Volvo AB Class A	857	41,226
Volvo AB Class B	2,197	107,686
Wihlborgs Fastigheter AB	520	8,923
WM-data AB Class B	2,069	6,357
		2,474,718
Switzerland—6.6%
ABB Ltd. *	18,527	240,142
Adecco SA	1,323	78,015
Ciba Specialty Chemicals AG	590	32,835
Clariant AG *	1,921	27,151
Compagnie Financiere Richemont AG Class A	4,937	225,190
Credit Suisse Group	11,309	629,871
Geberit AG	45	51,921
Givaudan	60	47,098
Holcim Ltd. †	1,977	151,298
Kudelski SA	295	7,101
Kuehne & Nagel International AG	690	50,241
Kuoni Reisen Holding *	19	10,629
Lonza Group AG	306	20,911
Micronas Semiconductor Holdings AS *	231	6,215
Nestle SA	3,901	1,220,908
Nobel Biocare Holding AG	221	52,294
Novartis AG	22,505	1,212,433
Phonak Holding AG	495	30,869
PSP Swiss Property AG *	350	18,049
Rieter Holding AG	37	14,185
Roche Holding AG	6,794	1,119,173
Schindler Holding AG	450	23,233
Serono SA Class B	46	31,607
SGS SA	36	34,109
SIG Holding AG	75	16,463
Straumann Holding AG	65	16,562
Sulzer AG	31	23,178
Swatch Group AG	503	17,503
Swatch Group AG Class B	317	53,329
Swiss Reinsurance	3,213	223,784
Swisscom AG	184	60,415
Syngenta AG *	1,055	139,443
Synthes, Inc. †	510	61,304
UBS AG	9,999	1,092,665
Unaxis Holding AG Class R *	53	14,689
Zurich Financial Services AG *	1,403	306,623
		7,361,436
United Kingdom—22.0%
3i Group PLC	5,502	91,538
Aegis Group PLC	10,694	25,686
Aggreko PLC	1,629	8,635
Alliance Unichem PLC	2,245	42,353
Amec PLC	2,700	15,856
Amvescap PLC	6,904	63,119
Anglo American PLC	13,771	561,443
ARM Holdings PLC	16,800	35,071
Arriva PLC	1,576	17,345
Associated British Ports Holdings PLC	2,834	47,459
AstraZeneca PLC	15,258	916,857
Aviva PLC	23,339	330,087
BG Group PLC	34,281	457,263
BOC Group PLC	4,714	137,726
BAE Systems PLC	30,035	205,047
Balfour Beatty PLC	3,420	21,661
Barclays PLC	62,857	712,079
Barratt Developments PLC	2,314	40,453
BBA Group PLC	3,934	19,288
Bellway PLC	909	19,459
Berkeley Group Holdings PLC	994	22,260
BHP Billiton PLC	23,967	465,973
Boots Group PLC	4,992	70,914
Bovis Homes Group PLC	1,100	16,298
BP PLC	199,427	2,310,730
Brambles Industries PLC	7,754	61,586
British Airways PLC *	4,785	30,292
British American Tobacco PLC	15,291	384,723
British Land Company PLC	5,017	116,935
British Sky Broadcasting PLC	11,777	124,372
Brixton PLC	2,060	18,214
BT Group PLC	81,364	359,223
Bunzl PLC	3,373	38,417
Burberry Group PLC	5,003	39,713
Cadbury Schweppes PLC	20,440	196,699
Capita Group PLC	5,866	49,979
Carnival PLC	1,719	69,844
Carphone Warehouse Group PLC	4,210	24,647
Cattles PLC	2,649	16,094
Centrica PLC	33,834	178,042
Charter PLC	1,800	26,854
Close Brothers Group PLC	1,002	16,839

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
	Cobham PLC	8,910	$27,456
	Collins Stewart Tullett PLC	2,250	31,501
	Compass Group PLC	22,375	108,328
Cookson Group PLC	*	1,576	15,274
	Corus Group PLC	8,827	74,265
	CSR PLC	1,360	31,603
	Daily Mail and General Trust NV Class A	3,741	42,360
	Davis Service Group PLC	1,254	10,924
	De La Rue PLC	1,167	11,768
	Diageo PLC	27,697	464,889
	Dixons Group PLC	16,589	58,485
	Eircom Group PLC	9,925	27,557
	Electrocomponents PLC	4,126	17,629
	Emap PLC	2,585	40,603
	EMI Group PLC	7,567	42,394
	Enterprise Inns PLC	3,088	54,047
	First Choice Holidays PLC	3,620	15,278
	FirstGroup PLC	3,209	27,762
	FKI PLC	4,542	8,997
	Friends Provident PLC	19,732	65,202
	Gallaher Group PLC	6,455	100,760
	GKN PLC	8,292	41,761
	GlaxoSmithKline PLC	56,228	1,568,093
	Great Portland Estates PLC	1,047	9,664
	Group 4 Securicor PLC	9,839	30,451
	GUS PLC	8,219	146,609
	HSBC Holdings PLC	109,448	1,924,445
	Hammerson PLC	2,703	59,048
	Hanson PLC	7,436	90,197
	Hays PLC	15,085	37,583
	HBOS PLC	37,118	643,709
	HMV Group PLC	2,784	8,822
	ICAP PLC	4,624	42,469
	Imi PLC	2,838	26,153
	Imperial Chemical Industries PLC	11,243	75,226
	Imperial Tobacco Group PLC	6,889	212,329
	Inchcape PLC	3,918	34,145
	Intercontinental Hotels Group PLC	3,534	61,699
International Power PLC	*	13,909	73,002
	Intertek Testing Services Ltd.	1,272	16,428
Invensys PLC	*	43,259	15,368
	Investec PLC	720	34,252
	J Sainsbury PLC	13,946	86,070
	Johnson Matthey PLC	2,084	51,023
	Kelda Group PLC	3,574	50,484
	Kesa Electricals PLC	4,214	22,468
	Kingfisher PLC	23,057	101,560
	Ladbrokes PLC	5,501	41,445
	Legal & General Group PLC	60,955	144,181
	Liberty International PLC	2,610	51,306
	Lloyds TSB Group PLC	54,353	532,084
	LogicaCMG PLC	10,173	32,765
	London Stock Exchange Group PLC	2,041	42,865
	Man Group PLC	2,839	133,559
	Marks & Spencer Group PLC	15,541	168,431
	Meggitt PLC	3,847	22,659
	MFI Furniture Group PLC	5,133	10,241
	Michael Page International PLC	3,580	23,166
	Misys PLC	3,985	15,805
	National Express Group PLC	1,122	18,371
	National Grid PLC	26,460	285,707
	Next PLC	2,313	69,658
	Old Mutual PLC	51,093	154,173
	Pearson PLC	7,550	102,599
	Persimmon PLC	2,445	55,685
	Premier Farnell PLC	3,094	10,134
	Provident Financial PLC	2,037	23,110
	Prudential PLC	22,649	255,939
	Punch Taverns PLC	3,041	49,105
	Rank Group PLC	8,388	30,884
	Reckitt Benckiser PLC	6,003	223,839
	Reed Elsevier PLC	12,595	126,871
	Rentokil Initial PLC	17,251	49,689
	Resolution PLC	1,600	19,814
	Reuters Group PLC	14,000	99,430
	Rexam PLC	4,868	47,384
	Rio Tinto PLC	10,310	542,513
Rolls-Royce Group PLC	*	16,953	129,573
	Royal & Sun Alliance Insurance Group PLC	27,719	68,866
	Royal Bank of Scotland Group PLC	30,780	1,009,666
	Royal Dutch Shell PLC—Class B	26,699	931,946
	SABMiller PLC	8,366	150,506
	Sage Group PLC	11,338	48,304
	Schroders PLC	1,387	25,848
	Scottish & Newcastle PLC	7,528	70,833
	Scottish & Southern Energy PLC	8,004	170,111
	Scottish Power PLC	14,616	157,338
	Serco Group PLC	4,157	24,549
	Severn Trent PLC	3,290	71,086
	Signet Group PLC	15,918	28,208
	Slough Estates PLC	3,736	42,158
	Smith & Nephew PLC	9,453	72,497
	Smiths Group PLC	5,602	92,149
	Sportingbet PLC	3,970	28,845
	SSL International PLC	1,427	7,823
	Stagecoach Group PLC	6,784	14,433
	Stratex Networks, Inc.	4,623	153,088
	Tate & Lyle PLC	4,405	49,248
	Taylor Woodrow PLC	4,628	28,521
	Tesco PLC	76,309	470,736
	Tomkins PLC	6,884	36,562
	Travis Perkins PLC	965	26,952
	Trinity Mirror PLC	2,640	23,781
	Unilever PLC	12,041	270,171
	United Business Media PLC	3,388	40,486
	United Utilities PLC	8,208	97,133
	Vodafone Group PLC	583,410	1,240,855
	Whitbread PLC	1,869	40,226
Whitbread PLC, Deferred Shares	‡***	2,199	—
	William Hill PLC	3,359	38,862
	Wimpey (George) PLC	3,787	31,780
	Wolseley PLC	5,648	124,252
	WPP Group PLC	11,215	135,476
	Xstrata PLC	4,350	165,458
	Yell Group PLC	7,502	70,851
			24,719,802
TOTAL COMMON STOCKS
	(Cost $75,554,400)		107,702,067

MUTUAL FUNDS—0.0%
Switzerland—0.0%
Logitech International SA
	(Cost $17,310)	732	28,249

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
PREFERRED STOCKS—0.2%
Germany—0.2%
Henkel KGaA	558	$63,608
Porsche AG	76	73,246
ProSieben SAT.1 Media AG	783	19,530
RWE AG	318	23,869
Volkswagen AG	999	50,338
		230,591
Italy—0.0%
Unipol SpA Preferred	9,480	27,531
TOTAL PREFERRED STOCKS
(Cost $184,082)		258,122

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.5%
U.S. Treasury Bills—0.5%
U.S. Treasury Bill
4.730%	09/07/2006	**
(Cost $532,202)			$537,000	532,202

RIGHTS—0.0%
Germany—0.0%
Linde AG Rights, Expires 07/10/2006
(Cost $0)
0.000%	07/10/2006		790	3,048

CASH EQUIVALENTS—4.3%
Institutional Money Market Funds—0.0%
BGI Institutional Fund		††	$39,998	39,998
Bank & Certificate Deposits/ Offshore Time Deposits—4.1%
Abbey National PLC
5.100%	07/10/2006	††	159,992	159,992
Bank Of Montreal
5.290%	08/03/2006	††	59,997	59,997
Bank Of Nova Scotia
5.290%	08/08/2006	††	99,995	99,995
Barclays
5.150%	08/01/2006	††	99,995	99,995
Barton Capital LLC
5.258%	07/07/2006	††	79,996	79,996
Barton Capital LLC
5.120%	07/05/2006	††	79,231	79,231
Calyon
5.300%	08/08/2006	††	99,995	99,995
Canadian Imperial Bank of Commerce
5.310%	07/31/2006	††	59,997	59,997
Clipper Receivables Corp
5.119%	07/05/2006	††	79,996	79,996
Compass Securitization
5.222%	07/14/2006	††	99,995	99,995
CRC Funding LLC
5.282%	07/21/2006	††	39,151	39,151
Credit Suisse First Boston Corporation
5.275%	07/24/2006	††	99,995	99,995
Deutsche Bank
5.250%	07/05/2006	††	79,996	79,996
Dexia Group
5.300%	08/09/2006	††	99,995	99,995
Fairway Finance
5.264%	07/11/2006	††	79,996	79,996
Falcon Asset Securitization Corporation
5.290%	07/24/2006	††	39,998	39,998
Grampian Funding LLC
5.319%	07/21/2006	††	79,996	79,996
Harris NA
5.080%	07/05/2006	††	79,996	79,996
Jupiter Securitization Corporation
5.252%	07/18/2006	††	99,995	99,995
Lexington Parker Cap Comp
5.202%	07/13/2006	††	99,995	99,995
Lexington Parker Cap Comp
5.192%	07/13/2006	††	39,136	39,136
Merrill Lynch & Co
5.303%	07/03/2006	††	659,967	659,967
Morgan Stanley & Co
5.303%	07/03/2006	††	647,309	647,309
National Australia Bank
5.290%	07/03/2006	††	272,064	272,064
Old Line Funding LLC
5.271%	07/12/2006	††	79,996	79,996
Old Line Funding LLC
5.221%	07/05/2006	††	59,997	59,997
Prefco
5.269%	07/18/2006	††	19,999	19,999
Ranger Funding
5.252%	07/27/2006	††	99,995	99,995
Skandinaviska Enskilda Banken AB
5.130%	07/12/2006	††	199,990	199,990
Svenska Handlesbanken
5.290%	07/03/2006	††	140,466	140,466
The Bank of the West
5.250%	08/07/2006	††	99,995	99,995
Three Pillars Funding LLC
5.245%	07/19/2006	††	99,995	99,995
Toronto Dominion Bank
5.300%	07/31/2006	††	39,998	39,998
Toronto Dominion Bank
5.300%	07/26/2006	††	79,996	79,996
UBS AG
5.250%	08/04/2006	††	79,996	79,996
UBS AG
5.250%	07/21/2006	††	39,998	39,998
Wells Fargo
5.210%	07/06/2006	††	119,994	119,994
Wells Fargo
5.170%	07/03/2006	††	139,993	139,993
				4,637,186
Floating Rate Instruments/Master Notes—0.2%
Bank of America
5.270%	07/14/2006	††	79,996	79,996
HBOS Halifax Bank of Scotland
5.110%	07/10/2006	††	99,995	99,995
				179,991
TOTAL CASH EQUIVALENTS
(Cost $4,857,175)				4,857,175

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2006 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Face	Value
REPURCHASE AGREEMENTS—2.2%
United States—2.2%
IBT Repurchase Agreement dated 6/30/06, with a maturity value of $2,412,691 and an effective yield of 4.65% collateralized by U.S. Government Obligations with a rate of 5.0%, a maturity date of 01/20/2035 and an aggregate market value of $2,532,345.	$2,411,757	$2,411,757
TOTAL INVESTMENTS—103.2%
(Cost $83,556,926)		115,792,620
Other assets less liabilities—(3.2%)		(3,564,779)
NET ASSETS—100.0%		$112,227,841

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

††	Represents collateral received from securities lending transactions.

***	Security has no market value at 06/30/2006.

Percentage of Portfolio by Industry (unaudited):
Banking	19.1%
Financial Services	8.8%
Oil & Gas	8.2%
Pharmaceuticals	6.9%
Telephone Systems	5.4%
Beverages, Food & Tobacco	5.0%
Insurance	5.0%
Automotive	3.9%
Commercial Services	3.8%
Electric Utilities	3.6%
Metals	3.5%
Electronics	3.3%
Real Estate	2.5%
Chemicals	2.5%
Transportation	1.8%
Retailers	1.7%
Media—Broadcasting & Publishing	1.6%
Building Materials	1.4%
Heavy Machinery	1.4%
Computer Software & Processing	1.1%
Food Retailers	1.1%
Communications	1.1%
Computers & Information	1.0%
Miscellaneous	1.0%
Entertainment & Leisure	0.9%
Cosmetics & Personal Care	0.8%
Textiles, Clothing & Fabrics	0.6%
Water Companies	0.6%
Heavy Construction	0.5%
Home Construction, Furnishings & Appliances	0.5%
Aerospace & Defense	0.5%
Mining	0.5%
U.S. Treasury Bills	0.5%
Forest Products & Paper	0.4%
Medical Supplies	0.4%
Apparel Retailers	0.4%
Medical Equipment & Supplies	0.3%
Advertising	0.3%
Restaurants	0.3%
Airlines	0.2%
Lodging	0.2%
Industrial—Diversified	0.2%
Containers & Packaging	0.1%
Electrical Equipment	0.1%
Telecommunications	0.1%
Metals & Mining	0.1%
Education	0.0%
Health Care Providers	0.0%
Household Products	0.0%
Internet	0.0%
TOTAL INVESTMENTS	103.2%
Other assets less liabilities	(3.2)%
TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Model Portfolio Savings Oriented Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	8,684,431	$83,110,008
Vantagepoint Equity Income Fund	3,008,564	28,099,986
Vantagepoint Growth & Income Fund	2,566,258	27,997,871
Vantagepoint International Fund	1,148,233	14,352,916
Vantagepoint Short-Term Bond Fund	9,957,377	96,686,134
Vantagepoint US Government Securities Fund	2,793,078	27,679,403
		277,926,318
TOTAL INVESTMENTS—100.0%
(Cost $273,476,530)		277,926,318
Other assets less liabilities—(0.0%)		(34,648)
NET ASSETS—100.0%		$277,891,670

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	2,149,662	$25,666,969
Vantagepoint Core Bond Index Fund Class I	16,220,446	155,229,672
Vantagepoint Equity Income Fund	5,271,260	49,233,569
Vantagepoint Growth & Income Fund	4,489,810	48,983,823
Vantagepoint Growth Fund	4,442,575	38,561,554
Vantagepoint International Fund	3,513,956	43,924,449
Vantagepoint Short-Term Bond Fund	15,971,412	155,082,406
		516,682,442
TOTAL INVESTMENTS—100.0%
(Cost $480,677,473)		516,682,442
Other assets less liabilities—(0.0%)		(57,391)
NET ASSETS—100.0%		$516,625,051

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	10,080,961	$120,366,678
Vantagepoint Core Bond Index Fund Class I	25,179,043	240,963,445
Vantagepoint Equity Income Fund	11,573,181	108,093,507
Vantagepoint Growth & Income Fund	15,399,573	168,009,337
Vantagepoint Growth Fund	19,325,404	167,744,503
Vantagepoint International Fund	12,677,551	158,469,390
Vantagepoint Short-Term Bond Fund	24,826,655	241,066,821
		1,204,713,681
TOTAL INVESTMENTS—100.0%
(Cost $1,065,311,453)		1,204,713,681
Other assets less liabilities—(0.0%)		(111,348)
NET ASSETS—100.0%		$1,204,602,333

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	16,123,231	$192,511,377
Vantagepoint Core Bond Index Fund Class I	27,348,652	261,726,597
Vantagepoint Equity Income Fund	15,946,393	148,939,311
Vantagepoint Growth & Income Fund	21,868,960	238,590,350
Vantagepoint Growth Fund	27,314,600	237,090,731
Vantagepoint International Fund	17,335,199	216,689,990
		1,295,548,356
TOTAL INVESTMENTS—100.0%
(Cost $1,134,970,803)		1,295,548,356
Other assets less liabilities—(0.0%)		(117,159)
NET ASSETS—100.0%		$1,295,431,197

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Model Portfolio All-Equity Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	6,326,178	$75,534,561
Vantagepoint Equity Income Fund	5,238,990	48,932,164
Vantagepoint Growth & Income Fund	6,203,756	67,682,976
Vantagepoint Growth Fund	12,109,288	105,108,619
Vantagepoint International Fund	6,430,063	80,375,794
		377,634,114
TOTAL INVESTMENTS—100.0%
(Cost $324,059,551)		377,634,114
Other assets less liabilities—(0.0%)		(34,339)
NET ASSETS—100.0%		$377,599,775

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Milestone Retirement Income Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	622,645	$5,958,715
Vantagepoint Equity Income Fund	186,053	1,737,732
Vantagepoint Growth & Income Fund	238,084	2,597,501
Vantagepoint International Fund	70,885	886,058
Vantagepoint Short-Term Bond Fund	611,447	5,937,149
		17,117,155
TOTAL INVESTMENTS—100.0%
(Cost $17,264,247)		17,117,155
Other assets less liabilities—0.0%		1
NET ASSETS—100.0%		$17,117,156

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Milestone 2010 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,129,669	$10,810,929
Vantagepoint Equity Income Fund	379,142	3,541,188
Vantagepoint Growth & Income Fund	797,291	8,698,440
Vantagepoint Growth Fund	162,707	1,412,298
Vantagepoint International Fund	213,970	2,674,628
Vantagepoint Short-Term Bond Fund	822,779	7,989,186
		35,126,669
TOTAL INVESTMENTS—100.0%
(Cost $34,814,414)		35,126,669
Other assets less liabilities—(0.0%)		(10,856)
NET ASSETS—100.0%		$35,115,813

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Milestone 2015 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,601,593	$15,327,245
Vantagepoint Equity Income Fund	586,295	5,475,996
Vantagepoint Growth & Income Fund	1,642,422	17,918,819
Vantagepoint Growth Fund	395,645	3,434,200
Vantagepoint International Fund	544,049	6,800,609
Vantagepoint Mid/Small Company Index Fund Class I	212,759	3,363,717
Vantagepoint Short-Term Bond Fund	726,630	7,055,577
		59,376,163
TOTAL INVESTMENTS—100.0%
(Cost $57,979,153)		59,376,163
Other assets less liabilities—(0.0%)		(20,621)
NET ASSETS—100.0%		$59,355,542

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Milestone 2020 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,011,825	$9,683,168
Vantagepoint Equity Income Fund	409,039	3,820,425
Vantagepoint Growth & Income Fund	1,297,230	14,152,775
Vantagepoint Growth Fund	312,162	2,709,564
Vantagepoint International Fund	471,180	5,889,744
Vantagepoint Mid/Small Company Index Fund Class I	233,423	3,690,424
Vantagepoint Short-Term Bond Fund	259,517	2,519,905
		42,466,005
TOTAL INVESTMENTS—100.0%
(Cost $41,139,785)		42,466,005
Other assets less liabilities—(0.0%)		(11,557)
NET ASSETS—100.0%		$42,454,448

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Milestone 2025 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	683,443	$6,540,549
Vantagepoint Equity Income Fund	308,367	2,880,146
Vantagepoint Growth & Income Fund	1,066,647	11,637,121
Vantagepoint Growth Fund	253,919	2,204,015
Vantagepoint International Fund	406,975	5,087,182
Vantagepoint Mid/Small Company Index Fund Class I	216,584	3,424,194
Vantagepoint Short-Term Bond Fund	32,793	318,419
		32,091,626
TOTAL INVESTMENTS—100.0%
(Cost $30,947,705)		32,091,626
Other assets less liabilities—(0.0%)		(5,977)
NET ASSETS—100.0%		$32,085,649

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Milestone 2030 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	289,161	$2,767,267
Vantagepoint Equity Income Fund	152,074	1,420,368
Vantagepoint Growth & Income Fund	605,808	6,609,370
Vantagepoint Growth Fund	147,334	1,278,862
Vantagepoint International Fund	247,724	3,096,546
Vantagepoint Mid/Small Company Index Fund Class I	138,592	2,191,147
		17,363,560
TOTAL INVESTMENTS—100.0%
(Cost $16,752,033)		17,363,560
Other assets less liabilities—0.0%		457
NET ASSETS—100.0%		$17,364,017

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Milestone 2035 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	122,012	$1,167,651
Vantagepoint Equity Income Fund	81,675	762,843
Vantagepoint Growth & Income Fund	385,386	4,204,558
Vantagepoint Growth Fund	96,357	836,377
Vantagepoint International Fund	167,902	2,098,774
Vantagepoint Mid/Small Company Index Fund Class I	98,011	1,549,548
		10,619,751
TOTAL INVESTMENTS—100.0%
(Cost $10,337,783)		10,619,751
Other assets less liabilities—0.0%		3,525
NET ASSETS—100.0%		$10,623,276

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Vantagepoint Milestone 2040 Fund	Shares	Value
MUTUAL FUNDS—99.9%
Vantagepoint Core Bond Index Fund Class I	64,259	$614,955
Vantagepoint Equity Income Fund	46,834	437,434
Vantagepoint Growth & Income Fund	228,723	2,495,370
Vantagepoint Growth Fund	57,414	498,354
Vantagepoint International Fund	101,458	1,268,228
Vantagepoint Mid/Small Company Index Fund Class I	59,794	945,345
		6,259,686
TOTAL INVESTMENTS—99.9%
(Cost $6,173,017)		6,259,686
Other assets less liabilities—0.1%		5,394
NET ASSETS—100.0%		$6,265,080

See accompanying notes to financial statements.

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
WWW.ICMARC.ORG
SAR000-001-200606-188

Item 2 (Code of Ethics):

Sub-item 2a. Not applicable to this filing.

Sub-item 2c. Not applicable.

Sub-item 2d. Not applicable.

Sub-item 2e. Not applicable.

Sub-item 2f. Not applicable.

Item 3 (Audit Committee Financial Expert): Not applicable to this filing.

Item 4 (Principal Accountant Fees and Services): Not applicable to this filing.

Item 5 (Audit Committee of Listed Registrants): Not applicable to this registrant.

Item 6 (Schedule of Investments): Not applicable; included under Item 1.

Item 7 (Disclosure of Proxy Voting Policies & Procedures for Closed-end Management

Investment Companies): Not applicable to this registrant.

Item 8 (Purchases of Equity Securities by Closed-End Management Investment Company and

Affiliated Purchasers): Not applicable to this registrant.

Item 9 (Purchases of Equity Securities by Closed-End Management Investment Company and

Affiliated Purchasers): Not applicable to this registrant.

Item 10 (Submission of Matters to a Vote of Security Holders): Not applicable; no material changes.

Item 11 (Controls and Procedures):

Sub-item 11a. The principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

Sub-item 11b. There was no change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 12 (Exhibits):

Sub-item 12a(1). Not applicable.

Sub-item 12a(2). The certification exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By: /s/ Joan McCallen

Joan McCallen, Principal Executive Officer

Date August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By: /s/ Joan McCallen

Joan McCallen, Principal Executive Officer

Date August 30, 2006

By: /s/ Gerard P. Maus

Gerard P. Maus, Principal Financial Officer

Date August 29, 2006